UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023—June 30, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   June 30, 2023
Vanguard 500 Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	27
Liquidity Risk Management	29

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2023
	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
500 Index Fund
Investor Shares	$1,000.00	$1,168.10	$0.75
ETF Shares	1,000.00	1,168.70	0.16
Admiral™ Shares	1,000.00	1,168.70	0.22
Institutional Select Shares	1,000.00	1,168.90	0.05
Based on Hypothetical 5% Yearly Return
500 Index Fund
Investor Shares	$1,000.00	$1,024.10	$0.70
ETF Shares	1,000.00	1,024.65	0.15
Admiral Shares	1,000.00	1,024.60	0.20
Institutional Select Shares	1,000.00	1,024.75	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

500 Index Fund
Fund Allocation
As of June 30, 2023
Communication Services	8.4%
Consumer Discretionary	10.6
Consumer Staples	6.7
Energy	4.1
Financials	12.4
Health Care	13.4
Industrials	8.5
Information Technology	28.3
Materials	2.5
Real Estate	2.5
Utilities	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

500 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (8.4%)
*	Alphabet Inc. Class A	141,453,080	16,931,934
*	Meta Platforms Inc. Class A	52,671,671	15,115,716
*	Alphabet Inc. Class C	121,682,871	14,719,977
*	Netflix Inc.	10,484,394	4,618,271
	Comcast Corp. Class A	99,037,000	4,114,987
*	Walt Disney Co.	43,508,380	3,884,428
	Verizon Communications Inc.	100,096,965	3,722,606
	AT&T Inc.	170,217,653	2,714,972
*	T-Mobile US Inc.	13,713,987	1,904,873
*	Activision Blizzard Inc.	17,033,664	1,435,938
*	Charter Communications Inc. Class A	2,473,863	908,823
	Electronic Arts Inc.	6,202,896	804,516
*	Warner Bros Discovery Inc.	52,783,436	661,904
*	Take-Two Interactive Software Inc.	3,776,317	555,723
	Omnicom Group Inc.	4,751,083	452,065
	Interpublic Group of Cos. Inc.	9,186,222	354,404
*	Live Nation Entertainment Inc.	3,426,965	312,231
*	Match Group Inc.	6,626,977	277,339
	News Corp. Class A	11,891,878	231,892
	Fox Corp. Class A	6,399,533	217,584
[1]	Paramount Global Class B	12,072,526	192,074
	Fox Corp. Class B	3,262,591	104,044
	News Corp. Class B	1,428	28
			74,236,329
Consumer Discretionary (10.6%)
*	Amazon.com Inc.	212,539,454	27,706,643
*	Tesla Inc.	64,145,824	16,791,452
	Home Depot Inc.	24,112,093	7,490,181
	McDonald's Corp.	17,383,485	5,187,406
	NIKE Inc. Class B	29,336,681	3,237,889
	Lowe's Cos. Inc.	14,199,292	3,204,780
	Starbucks Corp.	27,295,862	2,703,928
*	Booking Holdings Inc.	879,344	2,374,519
	TJX Cos. Inc.	27,417,447	2,324,725
	Ford Motor Co.	93,571,085	1,415,730
		Shares	Market Value• ($000)
*	Chipotle Mexican Grill Inc. Class A	657,346	1,406,063
*	O'Reilly Automotive Inc.	1,449,826	1,385,019
	General Motors Co.	33,098,984	1,276,297
	Marriott International Inc. Class A	6,139,820	1,127,824
*	AutoZone Inc.	438,045	1,092,204
	Yum! Brands Inc.	6,668,821	923,965
	Hilton Worldwide Holdings Inc.	6,300,754	917,075
	Ross Stores Inc.	8,144,491	913,242
	DR Horton Inc.	7,390,237	899,318
	Lennar Corp. Class A	5,977,351	749,022
*	Aptiv plc	6,440,238	657,484
	Tractor Supply Co.	2,608,757	576,796
	eBay Inc.	12,732,195	569,002
	Genuine Parts Co.	3,346,283	566,291
*	Ulta Beauty Inc.	1,192,822	561,336
*	Royal Caribbean Cruises Ltd.	5,236,637	543,249
	Darden Restaurants Inc.	2,878,174	480,885
*	NVR Inc.	71,973	457,073
*	Las Vegas Sands Corp.	7,824,509	453,822
*	Carnival Corp.	23,914,246	450,305
	PulteGroup Inc.	5,312,230	412,654
	Garmin Ltd.	3,645,693	380,209
	Best Buy Co. Inc.	4,633,932	379,751
*	Expedia Group Inc.	3,395,312	371,413
	LKQ Corp.	6,046,883	352,352
	Pool Corp.	929,180	348,108
	MGM Resorts International	7,195,551	316,029
*	CarMax Inc.	3,766,924	315,292
	Domino's Pizza Inc.	841,886	283,707
	BorgWarner Inc. (XNYS)	5,580,834	272,959
*	Caesars Entertainment Inc.	5,123,638	261,152
	Wynn Resorts Ltd.	2,465,656	260,398
*	Etsy Inc.	2,937,239	248,520
	Tapestry Inc.	5,523,295	236,397
*	Norwegian Cruise Line Holdings Ltd.	10,099,084	219,857
	Bath & Body Works Inc.	5,451,513	204,432
	Hasbro Inc.	3,102,583	200,954
	Whirlpool Corp.	1,303,883	194,005
4

500 Index Fund
		Shares	Market Value• ($000)
	VF Corp.	7,855,227	149,956
*	Mohawk Industries Inc.	1,256,894	129,661
	Ralph Lauren Corp. Class A	977,959	120,582
	Advance Auto Parts Inc.	1,415,266	99,493
	Newell Brands Inc.	8,964,242	77,989
	Lennar Corp. Class B	74,560	8,424
			94,287,819
Consumer Staples (6.6%)
	Procter & Gamble Co.	56,119,393	8,515,557
	PepsiCo Inc.	32,802,971	6,075,766
	Costco Wholesale Corp.	10,559,382	5,684,960
	Coca-Cola Co.	92,671,323	5,580,667
	Walmart Inc.	33,395,389	5,249,087
	Philip Morris International Inc.	36,957,438	3,607,785
	Mondelez International Inc. Class A	32,427,777	2,365,282
	Altria Group Inc.	42,502,189	1,925,349
	Colgate-Palmolive Co.	19,752,197	1,521,709
	Target Corp.	10,989,618	1,449,531
	Kimberly-Clark Corp.	8,033,223	1,109,067
	Estee Lauder Cos. Inc. Class A	5,521,080	1,084,230
	General Mills Inc.	13,985,267	1,072,670
*	Monster Beverage Corp.	18,192,912	1,045,001
	Archer-Daniels-Midland Co.	12,967,642	979,835
	Constellation Brands Inc. Class A	3,839,055	944,907
	Sysco Corp.	12,063,945	895,145
	Dollar General Corp.	5,216,913	885,727
	Hershey Co.	3,507,012	875,701
*	Dollar Tree Inc.	4,950,633	710,416
	Kroger Co.	14,549,519	683,827
	Kraft Heinz Co.	18,993,978	674,286
	Keurig Dr Pepper Inc.	20,055,006	627,120
	Church & Dwight Co. Inc.	5,815,908	582,928
	McCormick & Co. Inc.	5,972,438	520,976
	Walgreens Boots Alliance Inc.	17,050,671	485,774
	Clorox Co.	2,943,556	468,143
	Kellogg Co.	6,120,889	412,548
	Lamb Weston Holdings Inc.	3,469,308	398,797
	Conagra Brands Inc.	11,355,538	382,909
	J M Smucker Co.	2,537,903	374,772
	Tyson Foods Inc. Class A	6,800,078	347,076
	Bunge Ltd.	3,585,360	338,279
	Molson Coors Beverage Co. Class B	4,468,408	294,200
	Brown-Forman Corp. Class B	4,355,271	290,845
	Hormel Foods Corp.	6,896,917	277,394
	Campbell Soup Co.	4,774,809	218,256
			58,956,522
Energy (4.1%)
	Exxon Mobil Corp.	96,265,828	10,324,510
	Chevron Corp.	41,494,364	6,529,138
		Shares	Market Value• ($000)
	ConocoPhillips	28,811,907	2,985,202
	Schlumberger NV	33,935,112	1,666,893
	EOG Resources Inc.	13,925,326	1,593,614
	Marathon Petroleum Corp.	10,103,075	1,178,019
	Pioneer Natural Resources Co.	5,565,147	1,152,987
	Phillips 66	10,925,567	1,042,081
	Valero Energy Corp.	8,608,512	1,009,778
	Occidental Petroleum Corp.	17,107,672	1,005,931
	Williams Cos. Inc.	29,004,879	946,429
	Hess Corp.	6,579,868	894,533
	Kinder Morgan Inc.	46,959,922	808,650
	Baker Hughes Co. Class A	24,101,938	761,862
	Devon Energy Corp.	15,279,381	738,605
	Halliburton Co.	21,488,653	708,911
	ONEOK Inc.	10,653,575	657,539
	Diamondback Energy Inc.	4,312,017	566,427
	Coterra Energy Inc.	18,035,819	456,306
	Targa Resources Corp.	5,380,605	409,464
	EQT Corp.	8,611,020	354,171
	Marathon Oil Corp.	14,705,448	338,519
	APA Corp.	7,348,267	251,090
			36,380,659
Financials (12.3%)
*	Berkshire Hathaway Inc. Class B	42,460,812	14,479,137
	JPMorgan Chase & Co.	69,579,074	10,119,581
	Visa Inc. Class A	38,279,933	9,090,718
	Mastercard Inc. Class A	19,923,210	7,835,798
	Bank of America Corp.	165,080,139	4,736,149
	Wells Fargo & Co.	89,342,707	3,813,147
	S&P Global Inc.	7,809,562	3,130,775
	Morgan Stanley	31,019,537	2,649,068
	American Express Co.	14,157,475	2,466,232
	BlackRock Inc.	3,565,759	2,464,439
	Goldman Sachs Group Inc.	7,264,763	2,343,177
	Marsh & McLennan Cos. Inc.	11,779,212	2,215,434
	Citigroup Inc.	46,352,223	2,134,056
	Charles Schwab Corp.	35,384,592	2,005,599
	Chubb Ltd.	9,861,499	1,898,930
*	Fiserv Inc.	14,698,721	1,854,244
	Progressive Corp.	13,937,297	1,844,880
*	PayPal Holdings Inc.	26,565,574	1,772,721
	Aon plc Class A (XNYS)	4,862,939	1,678,687
	CME Group Inc.	8,565,045	1,587,017
	Intercontinental Exchange Inc.	13,330,308	1,507,391
	Moody's Corp.	3,757,102	1,306,419
	PNC Financial Services Group Inc.	9,502,885	1,196,888
	Arthur J Gallagher & Co.	5,100,056	1,119,819
	US Bancorp	33,214,211	1,097,398
	Capital One Financial Corp.	9,090,770	994,258
	American International Group Inc.	17,232,580	991,563
	Truist Financial Corp.	31,713,168	962,495

5

500 Index Fund
		Shares	Market Value• ($000)
	Travelers Cos. Inc.	5,499,517	955,046
	Aflac Inc.	13,091,749	913,804
	MSCI Inc. Class A	1,906,261	894,589
	MetLife Inc.	15,316,741	865,855
	Ameriprise Financial Inc.	2,480,879	824,049
	Fidelity National Information Services Inc.	14,104,214	771,500
	Prudential Financial Inc.	8,690,206	766,650
	Bank of New York Mellon Corp.	16,699,146	743,446
	Discover Financial Services	6,046,958	706,587
	Allstate Corp.	6,260,373	682,631
*	Arch Capital Group Ltd.	8,867,490	663,732
	T Rowe Price Group Inc.	5,347,230	598,997
	Willis Towers Watson plc	2,533,461	596,630
	State Street Corp.	7,959,341	582,465
	Hartford Financial Services Group Inc.	7,386,439	531,971
	M&T Bank Corp.	3,949,579	488,800
	Global Payments Inc.	4,882,065	480,981
	Raymond James Financial Inc.	4,540,856	471,205
*	FleetCor Technologies Inc.	1,757,754	441,337
	Fifth Third Bancorp	16,208,374	424,821
	Principal Financial Group Inc.	5,375,553	407,682
	Nasdaq Inc.	8,058,799	401,731
	Regions Financial Corp.	22,342,379	398,141
	Brown & Brown Inc.	5,605,650	385,893
	Huntington Bancshares Inc.	34,349,958	370,293
	Northern Trust Corp.	4,960,480	367,770
	FactSet Research Systems Inc.	912,774	365,703
	Cincinnati Financial Corp.	3,742,947	364,264
	Everest Re Group Ltd.	1,021,049	349,056
	Cboe Global Markets Inc.	2,513,939	346,949
	Synchrony Financial	10,204,526	346,138
	Citizens Financial Group Inc.	11,524,749	300,565
	Jack Henry & Associates Inc.	1,734,896	290,300
	W R Berkley Corp.	4,780,902	284,751
	Loews Corp.	4,503,872	267,440
	MarketAxess Holdings Inc.	896,586	234,385
	Globe Life Inc.	2,115,682	231,921
	KeyCorp.	22,269,208	205,767
	Invesco Ltd.	10,909,227	183,384
	Franklin Resources Inc.	6,797,989	181,574
	Assurant Inc.	1,265,848	159,142
	Comerica Inc.	3,135,060	132,801
	Lincoln National Corp.	3,677,413	94,730
	Zions Bancorp NA	3,526,647	94,726
			109,466,222
		Shares	Market Value• ($000)
Health Care (13.4%)
	UnitedHealth Group Inc.	22,167,773	10,654,718
	Johnson & Johnson	61,875,763	10,241,676
	Eli Lilly & Co.	18,759,903	8,798,019
	Merck & Co. Inc.	60,415,926	6,971,394
	AbbVie Inc.	42,008,061	5,659,746
	Pfizer Inc.	134,412,930	4,930,266
	Thermo Fisher Scientific Inc.	9,184,131	4,791,820
	Abbott Laboratories	41,404,621	4,513,932
	Danaher Corp.	15,811,966	3,794,872
	Bristol-Myers Squibb Co.	50,021,466	3,198,873
*	Intuitive Surgical Inc.	8,342,759	2,852,723
	Amgen Inc.	12,722,074	2,824,555
	Medtronic plc	31,677,275	2,790,768
	Elevance Health Inc.	5,644,219	2,507,670
	Stryker Corp.	8,044,228	2,454,214
	Gilead Sciences Inc.	29,699,256	2,288,922
*	Vertex Pharmaceuticals Inc.	6,132,464	2,158,075
	CVS Health Corp.	30,524,792	2,110,179
	Cigna Group	7,044,485	1,976,682
	Zoetis Inc.	11,002,844	1,894,800
*	Boston Scientific Corp.	34,231,548	1,851,584
*	Regeneron Pharmaceuticals Inc.	2,569,221	1,846,088
	Becton Dickinson and Co.	6,762,337	1,785,325
	HCA Healthcare Inc.	4,912,776	1,490,929
	McKesson Corp.	3,228,575	1,379,602
*	Edwards Lifesciences Corp.	14,434,281	1,361,586
	Humana Inc.	2,974,672	1,330,065
*	DexCom Inc.	9,229,631	1,186,100
*	IQVIA Holdings Inc.	4,419,058	993,272
*	IDEXX Laboratories Inc.	1,976,520	992,668
*	Biogen Inc.	3,446,401	981,707
*	Moderna Inc.	7,805,817	948,407
*	Centene Corp.	13,065,909	881,296
	Agilent Technologies Inc.	7,040,759	846,651
	ResMed Inc.	3,498,105	764,336
	GE Healthcare Inc.	9,309,344	756,291
	AmerisourceBergen Corp. Class A	3,856,594	742,124
	Zimmer Biomet Holdings Inc.	4,965,931	723,040
*	Illumina Inc.	3,764,347	705,777
*	Mettler-Toledo International Inc.	524,263	687,644
	West Pharmaceutical Services Inc.	1,767,265	675,926
*	Align Technology Inc.	1,694,672	599,304
	Cardinal Health Inc.	6,060,944	573,183
	Baxter International Inc.	12,044,241	548,736
	STERIS plc	2,364,424	531,948
	Laboratory Corp. of America Holdings	2,110,081	509,226
*	Insulet Corp.	1,659,362	478,460
*	Hologic Inc.	5,857,888	474,313
	Cooper Cos. Inc.	1,177,843	451,620

6

500 Index Fund
		Shares	Market Value• ($000)
*	Molina Healthcare Inc.	1,388,241	418,194
	Quest Diagnostics Inc.	2,666,980	374,871
*	Waters Corp.	1,405,279	374,563
	Revvity Inc.	2,986,586	354,777
	Bio-Techne Corp.	3,750,509	306,154
	Viatris Inc.	28,548,118	284,910
*	Incyte Corp.	4,408,710	274,442
	Teleflex Inc.	1,118,519	270,715
*	Charles River Laboratories International Inc.	1,218,538	256,198
*	Henry Schein Inc.	3,119,198	252,967
	Universal Health Services Inc. Class B	1,498,165	236,366
	DENTSPLY SIRONA Inc.	5,058,960	202,460
*	Bio-Rad Laboratories Inc. Class A	508,335	192,720
*	Catalent Inc.	4,291,682	186,087
*	DaVita Inc.	1,317,177	132,337
	Organon & Co.	6,078,912	126,502
*,2	ABIOMED Inc. CVR	180	—
			118,755,375
Industrials (8.5%)
	Raytheon Technologies Corp.	34,789,686	3,407,998
	Honeywell International Inc.	15,843,688	3,287,565
	United Parcel Service Inc. Class B (XNYS)	17,257,026	3,093,322
	Caterpillar Inc.	12,270,763	3,019,221
	Union Pacific Corp.	14,517,058	2,970,480
	General Electric Co.	25,928,074	2,848,199
*	Boeing Co.	13,464,541	2,843,172
	Deere & Co.	6,420,358	2,601,465
	Lockheed Martin Corp.	5,366,759	2,470,748
	Automatic Data Processing Inc.	9,836,538	2,161,973
	Eaton Corp. plc	9,490,627	1,908,565
	CSX Corp.	48,410,104	1,650,785
	Illinois Tool Works Inc.	6,584,660	1,647,219
	Northrop Grumman Corp.	3,398,729	1,549,141
	Waste Management Inc.	8,814,454	1,528,603
	FedEx Corp.	5,505,973	1,364,931
	3M Co.	13,135,090	1,314,691
	Emerson Electric Co.	13,607,299	1,229,964
	Norfolk Southern Corp.	5,420,304	1,229,108
	Parker-Hannifin Corp.	3,054,473	1,191,367
	General Dynamics Corp.	5,356,263	1,152,400
	Johnson Controls International plc	16,333,300	1,112,951
	TransDigm Group Inc.	1,242,145	1,110,689
	PACCAR Inc.	12,442,505	1,040,816
	Trane Technologies plc	5,430,498	1,038,637
	Cintas Corp.	2,058,455	1,023,217
	Carrier Global Corp.	19,878,179	988,144
*	Copart Inc.	10,213,035	931,531
	Rockwell Automation Inc.	2,735,207	901,114
	AMETEK Inc.	5,487,392	888,299
		Shares	Market Value• ($000)
	L3Harris Technologies Inc.	4,510,815	883,082
	Otis Worldwide Corp.	9,840,472	875,900
	Paychex Inc.	7,639,093	854,585
	WW Grainger Inc.	1,062,920	838,208
	Cummins Inc.	3,370,627	826,343
	Fastenal Co.	13,596,228	802,041
	Old Dominion Freight Line Inc.	2,141,126	791,681
	Verisk Analytics Inc. Class A	3,448,026	779,357
	Republic Services Inc. Class A	4,894,957	749,761
	United Rentals Inc.	1,636,598	728,892
*	Delta Air Lines Inc.	15,302,774	727,494
	Equifax Inc.	2,920,422	687,175
	Quanta Services Inc.	3,456,574	679,044
	Xylem Inc.	5,697,145	641,612
	Ingersoll Rand Inc. (XYNS)	9,633,433	629,641
	Fortive Corp.	8,417,765	629,396
	Southwest Airlines Co.	14,168,440	513,039
	Dover Corp.	3,329,373	491,582
	Westinghouse Air Brake Technologies Corp.	4,282,767	469,691
	Broadridge Financial Solutions Inc.	2,808,776	465,218
	Expeditors International of Washington Inc.	3,638,274	440,704
	Howmet Aerospace Inc.	8,762,945	434,292
*	United Airlines Holdings Inc.	7,808,881	428,473
	IDEX Corp.	1,799,699	387,403
	Paycom Software Inc.	1,157,140	371,720
	Snap-on Inc.	1,260,756	363,337
	Jacobs Solutions Inc.	3,020,445	359,101
	JB Hunt Transport Services Inc.	1,973,173	357,203
	Stanley Black & Decker Inc.	3,646,053	341,672
*	Axon Enterprise Inc.	1,671,069	326,059
	Textron Inc.	4,802,175	324,771
	Nordson Corp.	1,281,701	318,093
	Masco Corp.	5,357,662	307,423
	Leidos Holdings Inc.	3,266,347	289,006
*	American Airlines Group Inc.	15,544,747	278,873
	CH Robinson Worldwide Inc.	2,772,549	261,590
	Pentair plc	3,927,192	253,697
	Allegion plc	2,094,230	251,349
*	Ceridian HCM Holding Inc.	3,691,152	247,196
	Rollins Inc.	5,515,379	236,224
*	Generac Holdings Inc.	1,480,690	220,815
	Huntington Ingalls Industries Inc.	948,795	215,946
	A O Smith Corp.	2,965,606	215,837
	Robert Half International Inc.	2,567,270	193,110
*	Alaska Air Group Inc.	3,045,466	161,958
			75,155,909

7

500 Index Fund
		Shares	Market Value• ($000)
Information Technology (28.2%)
	Apple Inc.	352,032,288	68,283,703
	Microsoft Corp.	177,039,014	60,288,866
	NVIDIA Corp.	58,884,844	24,909,467
	Broadcom Inc.	9,927,050	8,611,021
*	Adobe Inc.	10,921,555	5,340,531
	Cisco Systems Inc.	97,521,499	5,045,762
*	Salesforce Inc.	23,310,820	4,924,644
	Accenture plc Class A	15,036,690	4,640,022
*	Advanced Micro Devices Inc.	38,342,521	4,367,597
	Oracle Corp.	36,640,875	4,363,562
	Texas Instruments Inc.	21,611,261	3,890,459
	Intel Corp.	99,310,088	3,320,929
	QUALCOMM Inc.	26,524,847	3,157,518
	Intuit Inc.	6,679,688	3,060,566
	Applied Materials Inc.	20,122,408	2,908,493
	International Business Machines Corp.	21,620,299	2,893,012
*	ServiceNow Inc.	4,850,988	2,726,110
	Analog Devices Inc.	12,044,286	2,346,347
	Lam Research Corp.	3,198,729	2,056,335
*	Palo Alto Networks Inc.	7,195,872	1,838,617
	Micron Technology Inc.	26,057,234	1,644,472
	KLA Corp.	3,266,925	1,584,524
*	Synopsys Inc.	3,626,678	1,579,092
*	Cadence Design Systems Inc.	6,492,663	1,522,659
	NXP Semiconductors NV	6,184,106	1,265,763
	Roper Technologies Inc.	2,537,681	1,220,117
	Amphenol Corp. Class A	14,174,228	1,204,101
*	Fortinet Inc.	15,516,934	1,172,925
	Motorola Solutions Inc.	3,993,309	1,171,158
	Microchip Technology Inc.	13,043,004	1,168,523
	TE Connectivity Ltd.	7,502,696	1,051,578
*	Autodesk Inc.	5,098,979	1,043,302
*	ON Semiconductor Corp.	10,282,851	972,552
*	Arista Networks Inc.	5,945,451	963,520
	Cognizant Technology Solutions Corp. Class A	12,082,849	788,768
*	Keysight Technologies Inc.	4,241,859	710,299
*	ANSYS Inc.	2,063,472	681,503
*	Gartner Inc.	1,882,186	659,349
	Corning Inc.	18,217,369	638,337
	HP Inc.	20,640,760	633,878
	CDW Corp.	3,209,198	588,888
	Monolithic Power Systems Inc.	1,072,323	579,301
*	Enphase Energy Inc.	3,263,183	546,518
	Hewlett Packard Enterprise Co.	30,854,424	518,354
*	VeriSign Inc.	2,155,677	487,118
*	Fair Isaac Corp.	595,106	481,566
*	Teledyne Technologies Inc.	1,120,218	460,533
*	First Solar Inc.	2,365,272	449,614
		Shares	Market Value• ($000)
	Skyworks Solutions Inc.	3,789,620	419,473
*	Tyler Technologies Inc.	998,195	415,718
	Teradyne Inc.	3,691,382	410,962
	NetApp Inc.	5,093,344	389,131
*	Zebra Technologies Corp. Class A	1,224,412	362,218
*	SolarEdge Technologies Inc.	1,341,621	360,963
*	PTC Inc.	2,535,903	360,859
*	Akamai Technologies Inc.	3,624,106	325,698
*	Trimble Inc.	5,898,563	312,270
*	EPAM Systems Inc.	1,378,745	309,873
*	Western Digital Corp.	7,617,690	288,939
	Seagate Technology Holdings plc	4,585,546	283,708
	Gen Digital Inc. (XNGS)	13,547,444	251,305
*	Qorvo Inc.	2,378,636	242,692
	Juniper Networks Inc.	7,657,542	239,911
*	F5 Inc.	1,440,021	210,617
*	DXC Technology Co.	5,430,688	145,108
			250,091,318
Materials (2.5%)
	Linde plc	11,657,341	4,442,379
	Air Products and Chemicals Inc.	5,288,629	1,584,103
	Sherwin-Williams Co.	5,587,777	1,483,667
	Freeport-McMoRan Inc.	34,125,765	1,365,031
	Ecolab Inc.	5,897,772	1,101,055
	Nucor Corp.	5,981,557	980,856
	Corteva Inc.	16,926,019	969,861
	Dow Inc.	16,840,832	896,943
	PPG Industries Inc.	5,605,397	831,280
	Newmont Corp.	18,922,054	807,215
	DuPont de Nemours Inc.	10,928,874	780,759
	Vulcan Materials Co.	3,167,884	714,168
	Martin Marietta Materials Inc.	1,475,919	681,417
	Albemarle Corp.	2,793,563	623,216
	LyondellBasell Industries NV Class A	6,043,759	554,998
	International Flavors & Fragrances Inc.	6,073,518	483,391
	Ball Corp.	7,489,333	435,954
	Steel Dynamics Inc.	3,823,536	416,498
	Amcor plc	35,036,047	349,660
	Avery Dennison Corp.	1,921,295	330,078
	CF Industries Holdings Inc.	4,641,096	322,185
	FMC Corp.	2,977,008	310,621
	Packaging Corp. of America	2,141,589	283,032
	Mosaic Co.	7,907,531	276,764
	Celanese Corp. Class A	2,382,958	275,946
	International Paper Co.	8,263,855	262,873
	Eastman Chemical Co.	2,836,993	237,513
	Westrock Co.	6,098,205	177,275
	Sealed Air Corp.	3,438,869	137,555
			22,116,293

8

500 Index Fund
		Shares	Market Value• ($000)
Real Estate (2.5%)
	Prologis Inc.	21,987,184	2,696,288
	American Tower Corp.	11,096,278	2,152,012
	Equinix Inc.	2,226,900	1,745,756
	Crown Castle Inc.	10,325,392	1,176,475
	Public Storage	3,767,428	1,099,637
	Realty Income Corp.	16,028,161	958,324
	Welltower Inc.	11,833,415	957,205
	Simon Property Group Inc.	7,785,589	899,080
*	CoStar Group Inc.	9,726,895	865,694
	Digital Realty Trust Inc.	6,936,659	789,877
	VICI Properties Inc. Class A	21,260,843	668,228
	AvalonBay Communities Inc.	3,380,811	639,886
	SBA Communications Corp. Class A	2,579,718	597,875
*	CBRE Group Inc. Class A	7,401,201	597,351
	Weyerhaeuser Co.	17,436,766	584,306
	Equity Residential	8,119,213	535,624
	Extra Space Storage Inc.	3,215,386	478,610
	Invitation Homes Inc.	13,840,920	476,128
	Ventas Inc.	9,525,052	450,249
	Alexandria Real Estate Equities Inc.	3,748,270	425,391
	Mid-America Apartment Communities Inc.	2,777,551	421,799
	Iron Mountain Inc.	6,943,479	394,528
	Essex Property Trust Inc.	1,528,473	358,121
	UDR Inc.	7,367,542	316,510
	Kimco Realty Corp.	14,759,928	291,066
	Host Hotels & Resorts Inc.	16,934,553	285,009
	Camden Property Trust	2,541,849	276,731
	Healthpeak Properties Inc.	13,024,404	261,790
	Regency Centers Corp.	3,660,687	226,121
	Boston Properties Inc.	3,399,698	195,789
	Federal Realty Investment Trust	1,746,694	169,028
			21,990,488
Utilities (2.6%)
	NextEra Energy Inc.	48,176,487	3,574,695
	Southern Co.	25,962,504	1,823,866
	Duke Energy Corp.	18,349,151	1,646,653
	Sempra Energy (XNYS)	7,491,834	1,090,736
	American Electric Power Co. Inc.	12,257,345	1,032,068
	Dominion Energy Inc.	19,903,532	1,030,804
	Exelon Corp.	23,680,802	964,756
	Xcel Energy Inc.	13,103,816	814,664
		Shares	Market Value• ($000)
	Consolidated Edison Inc.	8,251,328	745,920
	Public Service Enterprise Group Inc.	11,880,067	743,811
	Constellation Energy Corp.	7,724,231	707,153
*	PG&E Corp.	38,491,199	665,128
	WEC Energy Group Inc.	7,510,417	662,719
	American Water Works Co. Inc.	4,634,386	661,559
	Edison International	9,118,646	633,290
	Eversource Energy	8,306,086	589,068
	DTE Energy Co.	4,907,044	539,873
	Ameren Corp.	6,252,495	510,641
	FirstEnergy Corp.	12,957,546	503,789
	Entergy Corp.	5,034,274	490,187
	PPL Corp.	17,549,779	464,367
	CenterPoint Energy Inc.	15,025,072	437,981
	CMS Energy Corp.	6,944,407	407,984
	Atmos Energy Corp.	3,440,575	400,277
	AES Corp.	15,936,712	330,368
	Evergy Inc.	5,468,183	319,451
	Alliant Energy Corp.	5,985,940	314,142
	NiSource Inc.	9,836,108	269,018
	Pinnacle West Capital Corp.	2,696,791	219,681
	NRG Energy Inc.	5,477,847	204,817
			22,799,466
Total Common Stocks (Cost $544,648,036)			884,236,400
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund, 5.150% (Cost $3,422,757)	34,240,631	3,423,378
Total Investments (100.1%) (Cost $548,070,793)			887,659,778
Other Assets and Liabilities—Net (-0.1%)			(643,906)
Net Assets (100%)			887,015,872
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $53,419,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $57,079,000 was received for securities on loan.
CVR—Contingent Value Rights.

9

500 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	10,010	2,246,369	57,839

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of New York Mellon Corp.	8/31/23	BANA	17,808	(5.522)	—	(74)
Global Payments Inc.	8/31/23	BANA	59,112	(5.618)	—	(60)
Global Payments Inc.	8/31/23	BANA	29,556	(5.617)	—	(15)
Global Payments Inc.	8/31/23	BANA	13,793	(5.522)	—	(28)
Global Payments Inc.	8/31/23	BANA	13,793	(5.522)	—	(28)
Global Payments Inc.	8/31/23	BANA	9,852	(5.522)	—	(20)
Global Payments Inc.	8/31/23	BANA	7,389	(5.522)	—	(15)
Goldman Sachs Group Inc.	8/30/24	BANA	154,819	(5.672)	465	—
Goldman Sachs Group Inc.	8/30/24	BANA	55,154	(5.672)	166	—
Kroger Co.	1/31/24	GSI	45,940	(5.066)	963	—
Netflix Inc.	8/31/23	BANA	44,049	(5.072)	—	(167)
VICI Properties Inc. Class A	8/31/23	BANA	83,290	(5.622)	650	—
Visa Inc. Class A	8/31/23	BANA	59,370	(4.972)	—	(116)
					2,244	(523)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $5,668,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
10

500 Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $544,648,036)	884,236,400
Affiliated Issuers (Cost $3,422,757)	3,423,378
Total Investments in Securities	887,659,778
Investment in Vanguard	29,151
Cash Collateral Pledged—Futures Contracts	113,379
Receivables for Investment Securities Sold	12,154
Receivables for Accrued Income	660,562
Receivables for Capital Shares Issued	420,346
Variation Margin Receivable—Futures Contracts	26,566
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,244
Total Assets	888,924,180
Liabilities
Due to Custodian	78,084
Payables for Investment Securities Purchased	118,301
Collateral for Securities on Loan	57,079
Payables for Capital Shares Redeemed	393,679
Payables for Distributions	1,249,142
Payables to Vanguard	11,500
Unrealized Depreciation—Over-the-Counter Swap Contracts	523
Total Liabilities	1,908,308
Net Assets	887,015,872
1 Includes $53,419,000 of securities on loan.
11

500 Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	555,960,925
Total Distributable Earnings (Loss)	331,054,947
Net Assets	887,015,872

Investor Shares—Net Assets
Applicable to 7,669,553 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,149,379
Net Asset Value Per Share—Investor Shares	$410.63

ETF Shares—Net Assets
Applicable to 800,034,668 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	325,949,536
Net Asset Value Per Share—ETF Shares	$407.42

Admiral Shares—Net Assets
Applicable to 1,035,493,734 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	425,129,392
Net Asset Value Per Share—Admiral Shares	$410.56

Institutional Select Shares—Net Assets
Applicable to 610,248,539 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	132,787,565
Net Asset Value Per Share—Institutional Select Shares	$217.60

See accompanying Notes, which are an integral part of the Financial Statements.
12

500 Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	6,612,907
Interest[2]	57,777
Securities Lending—Net	438
Total Income	6,671,122
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9,011
Management and Administrative—Investor Shares	2,068
Management and Administrative—ETF Shares	29,431
Management and Administrative—Admiral Shares	63,056
Management and Administrative—Institutional Select Shares	4,296
Marketing and Distribution—Investor Shares	71
Marketing and Distribution—ETF Shares	7,429
Marketing and Distribution—Admiral Shares	8,808
Marketing and Distribution—Institutional Select Shares	126
Custodian Fees	1,426
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	1,818
Shareholders’ Reports—Admiral Shares	900
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	209
Other Expenses	13
Total Expenses	128,663
Expenses Paid Indirectly	(111)
Net Expenses	128,552
Net Investment Income	6,542,570
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	4,465,416
Futures Contracts	152,413
Swap Contracts	3,298
Realized Net Gain (Loss)	4,621,127
13

500 Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	115,221,713
Futures Contracts	117,764
Swap Contracts	(1,385)
Change in Unrealized Appreciation (Depreciation)	115,338,092
Net Increase (Decrease) in Net Assets Resulting from Operations	126,501,789
1	Dividends are net of foreign withholding taxes of $1,844,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $54,938,000, $55,000, and ($323,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $7,325,439,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
14

500 Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,542,570	12,276,461
Realized Net Gain (Loss)	4,621,127	27,249,293
Change in Unrealized Appreciation (Depreciation)	115,338,092	(197,719,707)
Net Increase (Decrease) in Net Assets Resulting from Operations	126,501,789	(158,193,953)
Distributions
Investor Shares	(23,477)	(51,118)
ETF Shares	(2,375,716)	(4,305,991)
Admiral Shares	(3,167,500)	(6,152,722)
Institutional Select Shares	(992,736)	(1,760,089)
Total Distributions	(6,559,429)	(12,269,920)
Capital Share Transactions
Investor Shares	(411,083)	(599,158)
ETF Shares	20,839,421	39,905,931
Admiral Shares	(820,390)	2,645,315
Institutional Select Shares	2,695,841	17,199,992
Net Increase (Decrease) from Capital Share Transactions	22,303,789	59,152,080
Total Increase (Decrease)	142,246,149	(111,311,793)
Net Assets
Beginning of Period	744,769,723	856,081,516
End of Period	887,015,872	744,769,723

See accompanying Notes, which are an integral part of the Financial Statements.
15

500 Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$354.17	$439.86	$346.60	$298.16	$231.44	$246.82
Investment Operations
Net Investment Income[1]	2.881	5.605	4.910	5.128	4.801	4.896
Net Realized and Unrealized Gain (Loss) on Investments	56.444	(85.733)	93.389	48.323	67.211	(15.776)
Total from Investment Operations	59.325	(80.128)	98.299	53.451	72.012	(10.880)
Distributions
Dividends from Net Investment Income	(2.865)	(5.562)	(5.039)	(5.011)	(5.292)	(4.500)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.865)	(5.562)	(5.039)	(5.011)	(5.292)	(4.500)
Net Asset Value, End of Period	$410.63	$354.17	$439.86	$346.60	$298.16	$231.44
Total Return[2]	16.81%	-18.23%	28.53%	18.25%	31.33%	-4.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,149	$3,093	$4,512	$4,504	$4,723	$23,162
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.14%[3]	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.47%	1.25%	1.73%	1.82%	1.95%
Portfolio Turnover Rate[4]	1%	2%	2%	4%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
16

500 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$351.41	$436.47	$343.93	$295.87	$229.68	$244.94
Investment Operations
Net Investment Income[1]	3.066	6.012	5.353	5.413	5.298	5.196
Net Realized and Unrealized Gain (Loss) on Investments	56.008	(85.125)	92.624	47.950	66.463	(15.719)
Total from Investment Operations	59.074	(79.113)	97.977	53.363	71.761	(10.523)
Distributions
Dividends from Net Investment Income	(3.064)	(5.947)	(5.437)	(5.303)	(5.571)	(4.737)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.064)	(5.947)	(5.437)	(5.303)	(5.571)	(4.737)
Net Asset Value, End of Period	$407.42	$351.41	$436.47	$343.93	$295.87	$229.68
Total Return[2]	16.87%	-18.15%	28.66%	18.35%	31.46%	-4.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$325,950	$262,211	$279,850	$177,991	$130,728	$90,639
Ratio of Total Expenses to Average Net Assets	0.03%[3]	0.03%[3]	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.60%	1.36%	1.83%	1.98%	2.06%
Portfolio Turnover Rate[4]	1%	2%	2%	4%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
17

500 Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$354.11	$439.83	$346.57	$298.14	$231.44	$246.82
Investment Operations
Net Investment Income[1]	3.070	6.000	5.326	5.427	5.319	5.181
Net Realized and Unrealized Gain (Loss) on Investments	56.447	(85.767)	93.371	48.314	66.962	(15.808)
Total from Investment Operations	59.517	(79.767)	98.697	53.741	72.281	(10.627)
Distributions
Dividends from Net Investment Income	(3.067)	(5.953)	(5.437)	(5.311)	(5.581)	(4.753)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.067)	(5.953)	(5.437)	(5.311)	(5.581)	(4.753)
Net Asset Value, End of Period	$410.56	$354.11	$439.83	$346.57	$298.14	$231.44
Total Return[2]	16.87%	-18.15%	28.66%	18.37%	31.46%	-4.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$425,129	$367,498	$453,239	$359,553	$319,624	$230,375
Ratio of Total Expenses to Average Net Assets	0.04%[3]	0.04%[3]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.58%	1.35%	1.83%	1.97%	2.05%
Portfolio Turnover Rate[4]	1%	2%	2%	4%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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500 Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$187.66	$233.06	$183.64	$157.98	$122.64	$130.79
Investment Operations
Net Investment Income[1]	1.658	3.249	2.885	2.924	2.857	2.808
Net Realized and Unrealized Gain (Loss) on Investments	29.918	(45.458)	49.478	25.597	35.484	(8.400)
Total from Investment Operations	31.576	(42.209)	52.363	28.521	38.341	(5.592)
Distributions
Dividends from Net Investment Income	(1.636)	(3.191)	(2.943)	(2.861)	(3.001)	(2.558)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.636)	(3.191)	(2.943)	(2.861)	(3.001)	(2.558)
Net Asset Value, End of Period	$217.60	$187.66	$233.06	$183.64	$157.98	$122.64
Total Return	16.89%	-18.13%	28.70%	18.40%	31.49%	-4.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$132,788	$111,968	$118,481	$94,870	$81,230	$56,531
Ratio of Total Expenses to Average Net Assets	0.01%[2]	0.01%[2]	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.62%	1.38%	1.86%	2.00%	2.08%
Portfolio Turnover Rate[3]	1%	2%	2%	4%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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500 Index Fund
Notes to Financial Statements
Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Cboe BZK Exchange, Inc; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Tax-Managed Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization will be accomplished by a tax-free exchange and is anticipated to be completed before the end of the year.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
20

500 Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
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500 Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
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500 Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $29,151,000, representing less than 0.01% of the fund’s net assets and 11.66% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $111,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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500 Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	884,236,400	—	—	884,236,400
Temporary Cash Investments	3,423,378	—	—	3,423,378
Total	887,659,778	—	—	887,659,778
Derivative Financial Instruments
Assets
Futures Contracts[1]	57,839	—	—	57,839
Swap Contracts	—	2,244	—	2,244
Total	57,839	2,244	—	60,083
Liabilities
Swap Contracts	—	523	—	523
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	548,426,838
Gross Unrealized Appreciation	359,162,330
Gross Unrealized Depreciation	(19,871,551)
Net Unrealized Appreciation (Depreciation)	339,290,779
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $12,957,675,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2023, the fund purchased $37,507,609,000 of investment securities and sold $14,838,977,000 of investment securities, other than temporary cash investments. Purchases and sales include $29,510,907,000 and $9,900,948,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of
24

500 Index Fund
trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $1,221,964,000 and sales were $715,553,000, resulting in net realized loss of $496,616,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	72,112	190	156,806	409
Issued in Lieu of Cash Distributions	23,474	61	51,111	142
Redeemed	(506,669)	(1,314)	(807,075)	(2,076)
Net Increase (Decrease)—Investor Shares	(411,083)	(1,063)	(599,158)	(1,525)
ETF Shares
Issued	27,666,236	71,983	85,049,475	222,763
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,826,815)	(18,125)	(45,143,544)	(117,750)
Net Increase (Decrease)—ETF Shares	20,839,421	53,858	39,905,931	105,013
Admiral Shares
Issued	16,044,848	42,333	39,120,573	102,648
Issued in Lieu of Cash Distributions	2,758,815	7,194	5,367,387	14,913
Redeemed	(19,624,053)	(51,837)	(41,842,645)	(110,248)
Net Increase (Decrease)—Admiral Shares	(820,390)	(2,310)	2,645,315	7,313
Institutional Select Shares
Issued	7,799,662	38,963	19,836,476	100,749
Issued in Lieu of Cash Distributions	992,737	4,884	1,760,089	9,243
Redeemed	(6,096,558)	(30,245)	(4,396,573)	(21,716)
Net Increase (Decrease)—Institutional Select Shares	2,695,841	13,602	17,199,992	88,276
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can,
25

500 Index Fund
therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
26

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
27

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
28

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard 500 Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q402 082023

Semiannual Report  |  June 30, 2023
Vanguard U.S. Stock Index Funds Small-Capitalization Portfolios
Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2023
	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,091.90	$0.88
ETF Shares	1,000.00	1,092.60	0.26
Admiral™ Shares	1,000.00	1,092.60	0.26
Institutional Shares	1,000.00	1,092.70	0.21
Institutional Plus Shares	1,000.00	1,092.70	0.16
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,148.50	$1.01
ETF Shares	1,000.00	1,149.10	0.37
Admiral Shares	1,000.00	1,149.00	0.37
Institutional Shares	1,000.00	1,149.20	0.32
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,052.50	$0.97
ETF Shares	1,000.00	1,053.20	0.36
Admiral Shares	1,000.00	1,053.10	0.36
Institutional Shares	1,000.00	1,053.10	0.31
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.55	0.25
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Institutional Plus Shares	1,000.00	1,024.65	0.15
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Small-Cap Index Fund
Fund Allocation
As of June 30, 2023
Basic Materials	4.0%
Consumer Discretionary	15.6
Consumer Staples	3.4
Energy	5.2
Financials	12.9
Health Care	11.9
Industrials	22.2
Real Estate	7.5
Technology	12.7
Telecommunications	1.3
Utilities	3.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Small-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Basic Materials (4.0%)
	Reliance Steel & Aluminum Co.	1,518,615	412,441
	Steel Dynamics Inc.	2,073,901	225,910
*	Cleveland-Cliffs Inc.	13,303,893	222,973
	Royal Gold Inc.	1,696,357	194,708
	Olin Corp.	3,380,220	173,709
	Hexcel Corp.	2,179,178	165,661
*	RBC Bearings Inc.	749,651	163,027
	Commercial Metals Co.	3,025,049	159,299
	Alcoa Corp.	4,607,897	156,346
	Timken Co.	1,682,950	154,040
	UFP Industries Inc.	1,523,663	147,871
*	Univar Solutions Inc.	4,074,496	146,030
	Chemours Co.	3,852,498	142,119
[1]	Valvoline Inc.	3,586,356	134,524
	United States Steel Corp.	5,264,180	131,657
*	Livent Corp.	4,641,155	127,307
	Mueller Industries Inc.	1,398,574	122,068
	Huntsman Corp.	4,507,057	121,781
	Balchem Corp.	832,452	112,223
	Element Solutions Inc.	5,612,026	107,751
	Ashland Inc.	1,227,450	106,678
	Cabot Corp.	1,450,233	97,006
	Avient Corp.	2,352,327	96,210
	Boise Cascade Co.	1,022,619	92,394
	Sensient Technologies Corp.	1,091,123	77,612
	Hecla Mining Co.	15,032,428	77,417
*	Arconic Corp.	2,589,263	76,590
	Carpenter Technology Corp.	1,254,007	70,387
	NewMarket Corp.	174,065	69,995
*	MP Materials Corp.	2,981,864	68,225
	Scotts Miracle-Gro Co.	1,086,227	68,096
	Quaker Chemical Corp.	348,309	67,885
	Innospec Inc.	642,384	64,521
	Materion Corp.	532,343	60,794
		Shares	Market Value• ($000)
	Worthington Industries Inc.	771,033	53,564
	Stepan Co.	548,175	52,384
*	Ingevity Corp.	891,499	51,850
	Westlake Corp.	412,134	49,238
	Minerals Technologies Inc.	840,529	48,490
	Tronox Holdings plc	3,036,037	38,588
	Compass Minerals International Inc.	1,062,628	36,129
*	Ecovyst Inc.	2,550,296	29,226
	Kaiser Aluminum Corp.	392,060	28,087
	GrafTech International Ltd.	4,972,778	25,063
*	Coeur Mining Inc.	7,741,005	21,984
	Mativ Holdings Inc.	1,345,800	20,348
	Schnitzer Steel Industries Inc. Class A	633,649	19,003
	Koppers Holdings Inc.	511,072	17,428
*	Century Aluminum Co.	1,311,571	11,437
*,1	Amyris Inc.	3,342,214	3,442
			4,921,516
Consumer Discretionary (15.5%)
*	Liberty Media Corp.-Liberty Formula One Class C	5,064,842	381,281
*	Deckers Outdoor Corp.	680,867	359,266
	Aramark	6,731,225	289,779
*	Five Below Inc.	1,437,664	282,558
*	Floor & Decor Holdings Inc. Class A	2,607,593	271,085
*	DraftKings Inc. Class A	10,139,798	269,414
	Wynn Resorts Ltd.	2,498,379	263,854
	Tapestry Inc.	5,987,150	256,250
	Churchill Downs Inc.	1,740,412	242,213
	Service Corp. International	3,709,326	239,585

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Norwegian Cruise Line Holdings Ltd.	10,955,604	238,504
	Hasbro Inc.	3,399,521	220,187
	Lear Corp.	1,523,814	218,744
*	BJ's Wholesale Club Holdings Inc.	3,471,023	218,709
	Lithia Motors Inc. Class A	711,053	216,238
	Toll Brothers Inc.	2,717,067	214,839
	Bath & Body Works Inc.	5,615,258	210,572
	Whirlpool Corp.	1,414,263	210,428
	Williams-Sonoma Inc.	1,658,810	207,584
	Dick's Sporting Goods Inc.	1,537,473	203,239
*	SiteOne Landscape Supply Inc.	1,161,928	194,460
	Texas Roadhouse Inc. Class A	1,730,533	194,304
	Interpublic Group of Cos. Inc.	4,985,419	192,337
*	Skechers USA Inc. Class A	3,468,074	182,629
	Pool Corp.	478,923	179,424
*	Mattel Inc.	9,142,272	178,640
	Gentex Corp.	6,036,336	176,623
*	Alaska Air Group Inc.	3,303,767	175,694
*	Crocs Inc.	1,521,986	171,132
	Tempur Sealy International Inc.	4,222,147	169,181
	Polaris Inc.	1,396,301	168,855
*,1	GameStop Corp. Class A	6,689,885	162,230
*	Light & Wonder Inc.	2,353,511	161,827
	New York Times Co. Class A	4,021,579	158,370
	Murphy USA Inc.	506,370	157,537
*	AutoNation Inc.	942,462	155,139
	Wingstop Inc.	774,017	154,927
	Wyndham Hotels & Resorts Inc.	2,217,749	152,071
*	American Airlines Group Inc.	8,431,203	151,256
*	elf Beauty Inc.	1,319,398	150,715
*	Planet Fitness Inc. Class A	2,194,311	147,984
	Nexstar Media Group Inc. Class A	879,903	146,548
*	RH	427,059	140,754
*,1	Wayfair Inc. Class A	2,124,664	138,124
*	Bright Horizons Family Solutions Inc.	1,493,195	138,046
	PVH Corp.	1,621,798	137,804
*	Caesars Entertainment Inc.	2,637,866	134,452
*	Asbury Automotive Group Inc.	556,264	133,737
		Shares	Market Value• ($000)
	Hyatt Hotels Corp. Class A	1,148,148	131,555
	Vail Resorts Inc.	520,821	131,122
*	Taylor Morrison Home Corp. Class A	2,677,275	130,571
	Thor Industries Inc.	1,244,110	128,765
	Meritage Homes Corp.	902,085	128,340
	U-Haul Holding Co. (XNYS)	2,511,304	127,248
	Boyd Gaming Corp.	1,826,612	126,712
	H&R Block Inc.	3,933,270	125,353
*	Duolingo Inc. Class A	852,222	121,817
*	Fox Factory Holding Corp.	1,092,666	118,565
	Ralph Lauren Corp. Class A	955,373	117,798
	Harley-Davidson Inc.	3,341,871	117,667
*	Avis Budget Group Inc.	513,513	117,425
*	Capri Holdings Ltd.	3,246,881	116,531
	World Wrestling Entertainment Inc. Class A	1,064,989	115,519
	Macy's Inc.	7,033,754	112,892
*	Coty Inc. Class A	8,810,610	108,282
	Academy Sports & Outdoors Inc.	1,990,279	107,575
*	Visteon Corp.	732,235	105,156
*	Goodyear Tire & Rubber Co.	7,320,618	100,146
	Marriott Vacations Worldwide Corp.	808,197	99,182
	KB Home	1,917,586	99,158
	Leggett & Platt Inc.	3,266,104	96,742
*	Penn Entertainment Inc.	3,980,514	95,652
	Wendy's Co.	4,354,422	94,709
	TEGNA Inc.	5,812,200	94,390
[1]	Choice Hotels International Inc.	790,298	92,876
*	Skyline Champion Corp.	1,399,775	91,615
*	Hilton Grand Vacations Inc.	2,014,418	91,535
	Group 1 Automotive Inc.	346,992	89,559
	Penske Automotive Group Inc.	534,643	89,088
*	YETI Holdings Inc.	2,238,054	86,926
	VF Corp.	4,513,160	86,156
*	Tri Pointe Homes Inc.	2,585,454	84,958
	Madison Square Garden Sports Corp.	450,158	84,652
	Newell Brands Inc.	9,626,074	83,747
*	Grand Canyon Education Inc.	793,598	81,907
	LCI Industries	620,801	78,444

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Lyft Inc. Class A	8,112,970	77,803
	Travel + Leisure Co.	1,872,297	75,528
*	Ollie's Bargain Outlet Holdings Inc.	1,300,042	75,311
*	Shake Shack Inc. Class A	966,884	75,146
*	JetBlue Airways Corp.	8,469,366	75,039
	Signet Jewelers Ltd.	1,107,170	72,254
*	Topgolf Callaway Brands Corp.	3,595,406	71,369
	MDC Holdings Inc.	1,510,787	70,660
*	LGI Homes Inc.	516,668	69,693
	Rush Enterprises Inc. Class A	1,146,738	69,653
	Columbia Sportswear Co.	881,278	68,070
*	Frontdoor Inc.	2,110,920	67,338
	Carter's Inc.	924,767	67,138
*	Helen of Troy Ltd.	620,901	67,070
	Kohl's Corp.	2,860,372	65,932
[1]	Foot Locker Inc.	2,413,188	65,422
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,973,612	64,596
*,1	Carvana Co. Class A	2,468,296	63,978
	Gap Inc.	7,124,548	63,622
*	Peloton Interactive Inc. Class A	8,247,995	63,427
	Papa John's International Inc.	843,420	62,270
	Inter Parfums Inc.	454,785	61,501
	Kontoor Brands Inc.	1,448,379	60,977
	Bloomin' Brands Inc.	2,254,630	60,627
*	Hertz Global Holdings Inc.	3,256,934	59,895
	Red Rock Resorts Inc. Class A	1,277,823	59,777
*,1	AMC Entertainment Holdings Inc. Class A	13,410,046	59,004
	Steven Madden Ltd.	1,766,920	57,761
	Dana Inc.	3,355,082	57,036
*	ACV Auctions Inc. Class A	3,179,931	54,917
*	Dorman Products Inc.	690,890	54,463
*	Sonos Inc.	3,314,339	54,123
	Advance Auto Parts Inc.	766,869	53,911
	American Eagle Outfitters Inc.	4,545,684	53,639
	Cracker Barrel Old Country Store Inc.	572,115	53,310
	Graham Holdings Co. Class B	92,719	52,987
*	Urban Outfitters Inc.	1,555,901	51,547
	Jack in the Box Inc.	526,608	51,360
[1]	Nordstrom Inc.	2,501,558	51,207
		Shares	Market Value• ($000)
*	Allegiant Travel Co.	404,562	51,088
*	SeaWorld Entertainment Inc.	907,526	50,831
*,1	QuantumScape Corp. Class A	6,273,909	50,129
*	National Vision Holdings Inc.	2,016,902	48,991
	Spirit Airlines Inc.	2,819,521	48,383
*	Gentherm Inc.	855,629	48,352
*	Six Flags Entertainment Corp.	1,828,478	47,504
	PriceSmart Inc.	640,581	47,441
*	SkyWest Inc.	1,147,835	46,740
*	Cinemark Holdings Inc.	2,826,303	46,634
*	Abercrombie & Fitch Co. Class A	1,228,244	46,280
*	PowerSchool Holdings Inc. Class A	2,331,085	44,617
	Laureate Education Inc.	3,653,672	44,173
*	OPENLANE Inc.	2,820,720	42,931
	Acushnet Holdings Corp.	783,001	42,815
*	Knowles Corp.	2,360,266	42,626
*	Dave & Buster's Entertainment Inc.	951,186	42,385
*,1	Luminar Technologies Inc. Class A	6,159,475	42,377
*	ODP Corp.	897,444	42,018
*	Liberty Media Corp.-Liberty Formula One Class A	620,531	41,960
*	Brinker International Inc.	1,144,072	41,873
*	TripAdvisor Inc.	2,504,968	41,307
	Cheesecake Factory Inc.	1,193,694	41,278
*	Driven Brands Holdings Inc.	1,514,792	40,990
*	Leslie's Inc.	4,273,753	40,131
*	Stride Inc.	1,056,107	39,319
	Hanesbrands Inc.	8,576,916	38,939
	Strategic Education Inc.	571,686	38,783
*	PROG Holdings Inc.	1,207,406	38,782
	Oxford Industries Inc.	387,031	38,092
*	Overstock.com Inc.	1,167,411	38,023
*	Central Garden & Pet Co. Class A	1,013,468	36,951
*	Adtalem Global Education Inc.	1,070,146	36,749
	John Wiley & Sons Inc. Class A	1,079,209	36,725
	Upbound Group Inc.	1,155,761	35,979
*	Coursera Inc.	2,725,047	35,480

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Under Armour Inc. Class A	4,875,301	35,200
*	Victoria's Secret & Co.	2,008,159	35,002
*	Sally Beauty Holdings Inc.	2,777,983	34,308
	Levi Strauss & Co. Class A	2,297,334	33,151
[1]	Dillard's Inc. Class A	101,304	33,053
*	Boot Barn Holdings Inc.	386,305	32,716
*	Cars.com Inc.	1,637,126	32,448
*	Integral Ad Science Holding Corp.	1,800,778	32,378
	HNI Corp.	1,138,954	32,096
	La-Z-Boy Inc.	1,114,259	31,912
	Matthews International Corp. Class A	747,374	31,853
*	Cavco Industries Inc.	106,328	31,367
	Monro Inc.	770,907	31,322
*	Liberty Media Corp.-Liberty SiriusXM Class A	949,672	31,159
[1]	Camping World Holdings Inc. Class A	1,033,666	31,113
*	Under Armour Inc. Class C	4,574,341	30,694
*	iRobot Corp.	677,111	30,639
*,1	Dutch Bros Inc. Class A	1,061,518	30,200
	MillerKnoll Inc.	1,953,410	28,871
*,1	Fisker Inc. Class A	5,110,653	28,824
*	Portillo's Inc. Class A	1,278,599	28,807
*	Madison Square Garden Entertainment Corp. Class A	853,443	28,693
	Wolverine World Wide Inc.	1,949,067	28,632
	Scholastic Corp.	729,775	28,381
*	Sweetgreen Inc. Class A	2,155,368	27,632
*	Sabre Corp.	8,576,572	27,359
	Buckle Inc.	781,962	27,056
*	Lions Gate Entertainment Corp. Class B	3,185,626	26,600
*	Chegg Inc.	2,937,674	26,087
[1]	Krispy Kreme Inc.	1,737,782	25,598
*	Figs Inc. Class A	3,092,164	25,572
*	Life Time Group Holdings Inc.	1,259,394	24,772
	Sturm Ruger & Co. Inc.	457,366	24,222
*	American Axle & Manufacturing Holdings Inc.	2,871,355	23,746
*,1	Mister Car Wash Inc.	2,390,240	23,066
		Shares	Market Value• ($000)
*	Udemy Inc.	2,085,005	22,372
	Dine Brands Global Inc.	384,339	22,303
*	Sun Country Airlines Holdings Inc.	944,331	21,229
*	Vista Outdoor Inc.	737,195	20,398
*	Sphere Entertainment Co.	715,232	19,590
*	G-III Apparel Group Ltd.	1,001,003	19,289
*	Corsair Gaming Inc.	1,054,471	18,706
*	Petco Health & Wellness Co. Inc. Class A	2,071,087	18,433
*	BJ's Restaurants Inc.	577,628	18,369
	Steelcase Inc. Class A	2,295,213	17,696
*	Cava Group Inc.	431,474	17,669
*	Revolve Group Inc. Class A	1,053,913	17,284
	Sonic Automotive Inc. Class A	362,505	17,281
*	EW Scripps Co. Class A	1,775,905	16,250
[1]	Guess? Inc.	790,609	15,377
*	Lions Gate Entertainment Corp. Class A	1,625,125	14,350
*,1	Dream Finders Homes Inc. Class A	552,410	13,584
*	Bowlero Corp.	1,163,982	13,549
*	GoPro Inc. Class A	3,175,156	13,145
*	Clear Channel Outdoor Holdings Inc.	9,353,430	12,814
[1]	Designer Brands Inc. Class A	1,265,290	12,779
	U-Haul Holding Co.	224,172	12,401
*	Vizio Holding Corp. Class A	1,685,383	11,376
[1]	Sinclair Inc.	811,554	11,216
*	Sciplay Corp. Class A	546,980	10,765
	Caleres Inc.	445,805	10,668
*	Central Garden & Pet Co.	245,665	9,524
*	AMC Networks Inc. Class A	785,699	9,389
[1]	Cricut Inc. Class A	730,066	8,907
*	Frontier Group Holdings Inc.	846,580	8,186
*,1	SES AI Corp.	3,162,876	7,717
*	Sleep Number Corp.	272,103	7,423
	Smith & Wesson Brands Inc.	563,170	7,344
*	Hawaiian Holdings Inc.	633,164	6,819
	Interface Inc. Class A	712,524	6,263
*	Angi Inc. Class A	1,856,386	6,126
*,1	Arhaus Inc. Class A	546,770	5,703

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Rush Street Interactive Inc.	1,565,257	4,884
*	iHeartMedia Inc. Class A	1,340,084	4,878
	Rush Enterprises Inc. Class B	68,801	4,683
*	Qurate Retail Inc. Class A	4,559,229	4,513
*	2U Inc.	987,631	3,980
*,1	Vacasa Inc. Class A	1,698,093	1,152
*	Savers Value Village Inc.	45,753	1,084
*	Brilliant Earth Group Inc. Class A	142,774	554
*	ContextLogic Inc. Class A	4,450	29
	RB Global Inc.	74	4
			19,089,085
Consumer Staples (3.3%)
	Bunge Ltd.	3,889,726	366,996
*	Darling Ingredients Inc.	4,121,355	262,901
*	US Foods Holding Corp.	5,768,543	253,816
*	Performance Food Group Co.	4,033,020	242,949
	Casey's General Stores Inc.	962,417	234,714
	Lamb Weston Holdings Inc.	1,881,657	216,296
	Ingredion Inc.	1,619,848	171,623
*	Celsius Holdings Inc.	1,090,725	162,725
	Molson Coors Beverage Co. Class B	2,328,976	153,340
*	BellRing Brands Inc.	3,430,157	125,544
*	Post Holdings Inc.	1,317,086	114,125
	Flowers Foods Inc.	4,377,525	108,913
	Lancaster Colony Corp.	497,566	100,056
*	Sprouts Farmers Market Inc.	2,661,645	97,762
*	Simply Good Foods Co.	2,570,349	94,049
*	Hostess Brands Inc. Class A	3,431,400	86,883
	Spectrum Brands Holdings Inc.	1,059,093	82,662
*,1	Freshpet Inc.	1,242,803	81,789
	Coca-Cola Consolidated Inc.	118,936	75,646
*	TreeHouse Foods Inc.	1,454,554	73,280
*	Boston Beer Co. Inc. Class A	237,162	73,150
*	Grocery Outlet Holding Corp.	2,284,739	69,936
	WD-40 Co.	350,532	66,128
		Shares	Market Value• ($000)
	Energizer Holdings Inc.	1,846,115	61,992
	Edgewell Personal Care Co.	1,255,646	51,871
	J & J Snack Foods Corp.	298,307	47,240
	Vector Group Ltd.	3,424,329	43,866
	Cal-Maine Foods Inc.	970,027	43,651
	Nu Skin Enterprises Inc. Class A	1,288,872	42,791
	Reynolds Consumer Products Inc.	1,356,004	38,307
	Andersons Inc.	784,234	36,192
*	Herbalife Ltd.	2,427,228	32,136
	Universal Corp.	602,557	30,092
*	United Natural Foods Inc.	1,534,234	29,994
*	National Beverage Corp.	602,813	29,146
*	Hain Celestial Group Inc.	2,310,245	28,901
	Utz Brands Inc.	1,675,531	27,412
	Weis Markets Inc.	416,854	26,766
	Medifast Inc.	281,215	25,917
	Fresh Del Monte Produce Inc.	991,850	25,500
[1]	B&G Foods Inc.	1,771,952	24,666
*	Sovos Brands Inc.	1,176,635	23,015
	Seaboard Corp.	5,978	21,286
*,1	Beyond Meat Inc.	1,575,884	20,455
*	Pilgrim's Pride Corp.	917,196	19,711
*	USANA Health Sciences Inc.	299,061	18,853
*	Beauty Health Co.	2,227,074	18,641
*	Duckhorn Portfolio Inc.	1,041,751	13,511
	Tootsie Roll Industries Inc.	369,521	13,085
	ACCO Brands Corp.	2,329,129	12,135
*	Olaplex Holdings Inc.	2,534,860	9,430
*,1	BRC Inc. Class A	1,135,233	5,858
*	Vital Farms Inc.	316,510	3,795
*,1,2	Fresh Market Inc.	709,594	—
			4,141,498
Energy (5.2%)
	Targa Resources Corp.	5,837,868	444,262
	Chesapeake Energy Corp.	3,284,774	274,870
	APA Corp.	7,970,742	272,360
	Ovintiv Inc.	6,315,798	240,442
	EQT Corp.	4,669,942	192,075
	Range Resources Corp.	5,920,544	174,064
*	Southwestern Energy Co.	28,444,376	170,951
	HF Sinclair Corp.	3,725,408	166,190

Small-Cap Index Fund
		Shares	Market Value• ($000)
	NOV Inc.	10,169,400	163,117
	PDC Energy Inc.	2,258,949	160,702
*	Antero Resources Corp.	6,976,828	160,676
	ChampionX Corp.	5,113,484	158,723
	Chord Energy Corp.	1,019,545	156,806
	Matador Resources Co.	2,924,453	153,007
	Murphy Oil Corp.	3,830,223	146,698
	Civitas Resources Inc.	2,077,622	144,125
*	Transocean Ltd.	17,816,905	124,897
	DT Midstream Inc.	2,502,530	124,050
*	Weatherford International plc	1,861,335	123,630
	PBF Energy Inc. Class A	2,931,349	120,009
*	Noble Corp. plc	2,864,387	118,328
*	Shoals Technologies Group Inc. Class A	4,386,212	112,112
*	Denbury Inc.	1,233,653	106,415
	Texas Pacific Land Corp.	79,424	104,562
	Equitrans Midstream Corp.	10,629,779	101,621
	Antero Midstream Corp.	8,671,696	100,592
	SM Energy Co.	3,112,833	98,459
	Magnolia Oil & Gas Corp. Class A	4,665,560	97,510
	Arcosa Inc.	1,251,089	94,795
	Helmerich & Payne Inc.	2,384,692	84,537
*	Array Technologies Inc.	3,701,550	83,655
	California Resources Corp.	1,822,248	82,530
*,1	Plug Power Inc.	7,748,430	80,506
*	CNX Resources Corp.	4,062,854	71,994
	Cactus Inc. Class A	1,666,931	70,545
	Peabody Energy Corp.	3,176,840	68,810
	Permian Resources Corp. Class A	6,087,504	66,719
*,1	ChargePoint Holdings Inc.	7,295,500	64,127
	Patterson-UTI Energy Inc.	5,110,205	61,169
*	Callon Petroleum Co.	1,598,029	56,043
[1]	Sitio Royalties Corp. Class A	2,082,843	54,716
	Liberty Energy Inc. Class A	4,070,622	54,424
	Warrior Met Coal Inc.	1,342,798	52,302
	Alpha Metallurgical Resources Inc.	317,802	52,234
[1]	Arch Resources Inc.	458,227	51,670
*,1	NEXTracker Inc. Class A	1,241,341	49,418
		Shares	Market Value• ($000)
*	Oceaneering International Inc.	2,602,747	48,671
*	NexTier Oilfield Solutions Inc.	5,060,522	45,241
	New Fortress Energy Inc.	1,588,750	42,547
*	Ameresco Inc. Class A	837,286	40,717
	Delek US Holdings Inc.	1,697,876	40,664
	Archrock Inc.	3,844,955	39,411
	World Kinect Corp.	1,524,569	31,528
[1]	Comstock Resources Inc.	2,508,700	29,101
*	NOW Inc.	2,763,329	28,628
*,1	Fluence Energy Inc. Class A	1,057,023	28,159
	Core Laboratories Inc.	1,205,275	28,023
	CVR Energy Inc.	778,953	23,337
*,1	FuelCell Energy Inc.	10,479,790	22,636
*,1	SunPower Corp.	2,259,536	22,144
*,1	Stem Inc.	3,816,305	21,829
*	ProPetro Holding Corp.	2,529,908	20,846
*	MRC Global Inc.	2,066,590	20,811
*	Dril-Quip Inc.	882,703	20,541
	RPC Inc.	2,514,642	17,980
*	Helix Energy Solutions Group Inc.	1,858,845	13,718
	Kinetik Holdings Inc. Class A	380,034	13,354
	Vitesse Energy Inc.	557,293	12,483
*,1	EVgo Inc. Class A	2,635,840	10,543
[1]	Crescent Energy Co. Class A	999,351	10,413
*,1	Tellurian Inc.	6,904,898	9,736
[1]	Enviva Inc.	787,189	8,541
[1]	Atlas Energy Solutions Inc. Class A	450,064	7,813
*	ProFrac Holding Corp. Class A	615,961	6,874
*,1	OPAL Fuels Inc. Class A	464,767	3,467
*	Denbury Inc. Warrants Exp. 9/18/23	2	—
			6,381,203
Financials (12.8%)
	First Citizens BancShares Inc. Class A	261,787	335,991
	RenaissanceRe Holdings Ltd.	1,297,407	241,992
	Reinsurance Group of America Inc.	1,718,689	238,365
	American Financial Group Inc.	1,870,013	222,064

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Kinsale Capital Group Inc.	568,171	212,610
	New York Community Bancorp Inc.	18,651,577	209,644
	Carlyle Group Inc.	6,547,080	209,179
	Unum Group	4,326,565	206,377
	Brown & Brown Inc.	2,930,432	201,731
	Invesco Ltd.	11,833,904	198,928
	East West Bancorp Inc.	3,653,667	192,877
	Ally Financial Inc.	6,989,639	188,790
	Primerica Inc.	942,831	186,454
	SEI Investments Co.	3,098,824	184,752
	Voya Financial Inc.	2,538,173	182,012
	Assurant Inc.	1,372,831	172,592
*,1	SoFi Technologies Inc.	20,655,670	172,268
	Old Republic International Corp.	6,805,898	171,304
	Webster Financial Corp.	4,513,430	170,382
	Cullen/Frost Bankers Inc.	1,496,997	160,972
*	Robinhood Markets Inc. Class A	16,024,294	159,922
	First Horizon Corp.	13,890,928	156,551
	AGNC Investment Corp.	15,385,827	155,858
	Stifel Financial Corp.	2,604,260	155,396
	RLI Corp.	1,113,420	151,948
	Selective Insurance Group Inc.	1,562,403	149,913
[1]	Starwood Property Trust Inc.	7,657,650	148,558
	First American Financial Corp.	2,532,616	144,410
	Comerica Inc.	3,400,838	144,060
	Commerce Bancshares Inc.	2,899,097	141,186
	Jefferies Financial Group Inc.	4,219,897	139,974
	Affiliated Managers Group Inc.	932,430	139,762
	Erie Indemnity Co. Class A	656,213	137,811
	OneMain Holdings Inc.	3,114,570	136,076
	Blue Owl Capital Inc. Class A	11,516,353	134,166
	Prosperity Bancshares Inc.	2,313,307	130,656
	Morningstar Inc.	659,409	129,290
	SouthState Corp.	1,960,986	129,033
	Houlihan Lokey Inc. Class A	1,307,912	128,581
[1]	Annaly Capital Management Inc.	6,372,229	127,508
	Equitable Holdings Inc.	4,594,229	124,779
		Shares	Market Value• ($000)
	Essent Group Ltd.	2,631,865	123,171
	Globe Life Inc.	1,110,611	121,745
	MGIC Investment Corp.	7,403,029	116,894
	Rithm Capital Corp.	12,475,421	116,645
	Bank OZK	2,875,198	115,468
	Wintrust Financial Corp.	1,580,474	114,774
	Home BancShares Inc.	4,975,901	113,451
	Lincoln National Corp.	4,379,535	112,817
	Popular Inc.	1,858,947	112,504
*	Ryan Specialty Holdings Inc. Class A	2,492,758	111,900
	Evercore Inc. Class A	891,362	110,163
	Columbia Banking System Inc.	5,384,191	109,191
	Synovus Financial Corp.	3,585,276	108,455
	FNB Corp.	9,325,860	106,688
	Pinnacle Financial Partners Inc.	1,883,028	106,674
	Axis Capital Holdings Ltd.	1,980,543	106,613
	Old National Bancorp	7,557,469	105,351
	United Bankshares Inc.	3,485,146	103,404
	Zions Bancorp NA	3,825,216	102,745
	SLM Corp.	6,260,374	102,169
	Radian Group Inc.	4,038,405	102,091
	First Financial Bankshares Inc.	3,502,226	99,778
	American Equity Investment Life Holding Co.	1,912,593	99,665
	Western Alliance Bancorp	2,686,910	97,992
	Hanover Insurance Group Inc.	830,472	93,868
	Janus Henderson Group plc	3,423,063	93,279
	Cadence Bank	4,718,923	92,680
	Glacier Bancorp Inc.	2,863,687	89,261
	Lazard Ltd. Class A	2,766,929	88,542
[1]	Blackstone Mortgage Trust Inc. Class A	4,227,393	87,972
	FirstCash Holdings Inc.	939,536	87,687
	White Mountains Insurance Group Ltd.	62,914	87,382
	Valley National Bancorp	11,150,096	86,413
*,1	Credit Acceptance Corp.	165,783	84,206
*	Brighthouse Financial Inc.	1,726,948	81,771
	Assured Guaranty Ltd.	1,456,059	81,248

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Hancock Whitney Corp.	2,112,075	81,061
*	Enstar Group Ltd.	331,097	80,867
*	Mr Cooper Group Inc.	1,582,015	80,113
	Kemper Corp.	1,652,827	79,765
	Federated Hermes Inc. Class B	2,196,325	78,738
	Moelis & Co. Class A	1,719,236	77,950
*	Focus Financial Partners Inc. Class A	1,449,095	76,092
	United Community Banks Inc.	2,825,610	70,612
	Artisan Partners Asset Management Inc. Class A	1,768,015	69,501
	Hamilton Lane Inc. Class A	843,901	67,495
	CNO Financial Group Inc.	2,810,778	66,531
	Jackson Financial Inc. Class A	2,130,631	65,219
	Community Bank System Inc.	1,387,706	65,056
*,1	Upstart Holdings Inc.	1,814,972	64,994
	Walker & Dunlop Inc.	818,070	64,701
	International Bancshares Corp.	1,443,938	63,822
*	Texas Capital Bancshares Inc.	1,236,386	63,674
*	Genworth Financial Inc. Class A	12,345,565	61,728
	UMB Financial Corp.	1,002,342	61,043
	Associated Banc-Corp	3,702,469	60,091
	WSFS Financial Corp.	1,587,177	59,868
	First Hawaiian Inc.	3,295,712	59,356
	Ameris Bancorp	1,702,244	58,234
	Cathay General Bancorp	1,779,832	57,293
*	Axos Financial Inc.	1,450,457	57,206
*,1	Marathon Digital Holdings Inc.	4,106,425	56,915
	First Bancorp	4,643,706	56,746
	Piper Sandler Cos.	435,340	56,272
[1]	Arbor Realty Trust Inc.	3,710,879	54,995
	Simmons First National Corp. Class A	3,124,320	53,895
	ServisFirst Bancshares Inc.	1,261,859	51,635
	First Interstate BancSystem Inc. Class A	2,156,684	51,415
	Pacific Premier Bancorp Inc.	2,474,369	51,170
	Fulton Financial Corp.	4,274,443	50,951
*,1	Riot Platforms Inc.	4,295,611	50,774
	Eastern Bankshares Inc.	4,098,995	50,295
		Shares	Market Value• ($000)
	Atlantic Union Bankshares Corp.	1,936,996	50,265
	BOK Financial Corp.	602,075	48,636
	Independent Bank Corp.	1,082,739	48,193
	First Financial Bancorp	2,334,870	47,725
	TPG Inc. Class A	1,586,251	46,414
	CVB Financial Corp.	3,417,760	45,388
	PennyMac Financial Services Inc.	644,721	45,330
	Washington Federal Inc.	1,699,365	45,067
	First Merchants Corp.	1,541,442	43,515
	BancFirst Corp.	467,382	42,999
	Navient Corp.	2,286,737	42,488
	Bank of Hawaii Corp.	1,024,064	42,222
	BankUnited Inc.	1,921,877	41,416
	Apollo Commercial Real Estate Finance Inc.	3,650,640	41,325
*	BRP Group Inc. Class A	1,646,231	40,794
	PJT Partners Inc. Class A	576,481	40,146
	Virtu Financial Inc. Class A	2,341,102	40,009
	Towne Bank	1,693,328	39,353
	Banner Corp.	886,872	38,730
	BGC Partners Inc. Class A	8,742,420	38,729
	Park National Corp.	376,093	38,482
*	Cannae Holdings Inc.	1,876,991	37,934
	WesBanco Inc.	1,453,739	37,230
	Hilltop Holdings Inc.	1,175,636	36,986
	Cohen & Steers Inc.	634,353	36,786
	Renasant Corp.	1,376,369	35,965
	Virtus Investment Partners Inc.	178,819	35,311
	Northwest Bancshares Inc.	3,281,885	34,788
	Two Harbors Investment Corp.	2,498,405	34,678
	Chimera Investment Corp.	5,995,074	34,592
	Claros Mortgage Trust Inc.	3,037,975	34,451
[1]	Compass Diversified Holdings	1,579,538	34,260
	StepStone Group Inc. Class A	1,378,245	34,194
	NBT Bancorp Inc.	1,052,746	33,530
	City Holding Co.	369,783	33,277
	Nelnet Inc. Class A	343,728	33,163
*	Goosehead Insurance Inc. Class A	515,483	32,419
	Ladder Capital Corp. Class A	2,950,992	32,018

Small-Cap Index Fund
		Shares	Market Value• ($000)
	OFG Bancorp	1,227,563	32,015
	First Commonwealth Financial Corp.	2,524,676	31,937
*	Clearwater Analytics Holdings Inc. Class A	2,001,030	31,756
	Horace Mann Educators Corp.	1,054,950	31,290
	Independent Bank Group Inc.	906,155	31,290
	PennyMac Mortgage Investment Trust	2,261,534	30,486
	Provident Financial Services Inc.	1,854,081	30,296
	Franklin BSP Realty Trust Inc.	2,125,228	30,093
	Trustmark Corp.	1,419,665	29,983
	MFA Financial Inc.	2,632,328	29,587
[1]	Safehold Inc.	1,238,406	29,387
	National Bank Holdings Corp. Class A	974,040	28,286
*	Encore Capital Group Inc.	576,220	28,016
*,1	Lemonade Inc.	1,615,042	27,213
[1]	ARMOUR Residential REIT Inc.	5,049,702	26,915
	Argo Group International Holdings Ltd.	908,259	26,894
*	Oscar Health Inc. Class A	3,312,868	26,702
	Westamerica Bancorp	688,267	26,361
*	Open Lending Corp.	2,493,343	26,205
	Safety Insurance Group Inc.	364,793	26,163
	S&T Bancorp Inc.	956,170	25,998
	Employers Holdings Inc.	694,174	25,969
*	LendingClub Corp.	2,637,073	25,711
	PacWest Bancorp	3,048,832	24,848
	Hope Bancorp Inc.	2,942,694	24,778
	BrightSpire Capital Inc. Class A	3,356,178	22,587
	Berkshire Hills Bancorp Inc.	1,086,450	22,522
	WisdomTree Inc.	3,277,009	22,480
*	PRA Group Inc.	961,144	21,962
	Mercury General Corp.	715,119	21,647
*	Avantax Inc.	946,882	21,191
	ProAssurance Corp.	1,395,557	21,059
	Enact Holdings Inc.	834,712	20,976
	Capitol Federal Financial Inc.	3,341,000	20,614
	National Western Life Group Inc. Class A	48,840	20,296
	Brookline Bancorp Inc.	2,175,629	19,015
*	SiriusPoint Ltd.	2,104,472	19,003
		Shares	Market Value• ($000)
*	Trupanion Inc.	958,305	18,859
	Redwood Trust Inc.	2,945,271	18,761
	TFS Financial Corp.	1,448,002	18,201
*	Palomar Holdings Inc.	304,989	17,702
*	Triumph Financial Inc.	286,765	17,412
*	AssetMark Financial Holdings Inc.	572,897	16,992
	Tompkins Financial Corp.	299,995	16,710
	Eagle Bancorp Inc.	753,830	15,951
*	Ambac Financial Group Inc.	1,112,137	15,837
	KKR Real Estate Finance Trust Inc.	1,249,348	15,205
	Victory Capital Holdings Inc. Class A	474,974	14,981
	United Fire Group Inc.	619,321	14,034
	Heartland Financial USA Inc.	467,196	13,021
[1]	UWM Holdings Corp. Class A	2,284,249	12,792
	P10 Inc. Class A	1,117,639	12,629
	Northfield Bancorp Inc.	1,081,730	11,877
	TPG RE Finance Trust Inc.	1,599,828	11,855
*	World Acceptance Corp.	88,372	11,843
*	Columbia Financial Inc.	683,567	11,819
	Live Oak Bancshares Inc.	429,201	11,292
	Kearny Financial Corp.	1,536,317	10,831
	GCM Grosvenor Inc. Class A	1,027,627	7,748
[1]	Invesco Mortgage Capital Inc.	538,333	6,175
	Central Pacific Financial Corp.	331,595	5,209
*,1	Hagerty Inc. Class A	547,004	5,120
*	loanDepot Inc. Class A	1,487,552	3,154
	Associated Capital Group Inc. Class A	40,970	1,450
			15,773,251
Health Care (11.9%)
*	Exact Sciences Corp.	4,659,182	437,497
	Bio-Techne Corp.	4,066,377	331,938
*	Penumbra Inc.	938,623	322,943
*	Shockwave Medical Inc.	946,040	270,009
*	United Therapeutics Corp.	1,210,221	267,156
*	Sarepta Therapeutics Inc.	2,285,558	261,742
*	Inspire Medical Systems Inc.	753,482	244,610

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Universal Health Services Inc. Class B	1,543,466	243,513
*	Neurocrine Biosciences Inc.	2,520,175	237,653
*	Apellis Pharmaceuticals Inc.	2,556,707	232,916
	DENTSPLY SIRONA Inc.	5,488,135	219,635
*	Tenet Healthcare Corp.	2,632,891	214,265
*	Masimo Corp.	1,295,341	213,148
	Chemed Corp.	387,986	210,160
*	Jazz Pharmaceuticals plc	1,570,480	194,692
*	Repligen Corp.	1,366,198	193,262
	Bruker Corp.	2,463,560	182,106
*	Acadia Healthcare Co. Inc.	2,258,371	179,857
*	Karuna Therapeutics Inc.	821,973	178,245
	Encompass Health Corp.	2,459,939	166,562
*	Exelixis Inc.	8,410,839	160,731
*	Lantheus Holdings Inc.	1,764,958	148,115
*	Ionis Pharmaceuticals Inc.	3,511,101	144,060
*	Option Care Health Inc.	4,410,680	143,303
*	Envista Holdings Corp.	4,228,232	143,083
*	Medpace Holdings Inc.	590,851	141,905
*	Intra-Cellular Therapies Inc.	2,229,852	141,194
*	IVERIC bio Inc.	3,558,709	140,000
*	HealthEquity Inc.	2,207,551	139,385
*	Charles River Laboratories International Inc.	661,009	138,977
	Organon & Co.	6,587,841	137,093
*	Natera Inc.	2,804,614	136,473
*	agilon health Inc.	7,849,745	136,115
*	Alkermes plc	4,290,684	134,298
	Ensign Group Inc.	1,373,709	131,134
*	DaVita Inc.	1,288,489	129,454
*	Elanco Animal Health Inc.	12,721,648	127,980
*	10X Genomics Inc. Class A	2,281,119	127,378
*	Merit Medical Systems Inc.	1,485,013	124,206
*	Halozyme Therapeutics Inc.	3,401,272	122,684
*	Globus Medical Inc. Class A	2,012,230	119,808
	Perrigo Co. plc	3,495,364	118,668
*	Novocure Ltd.	2,743,249	113,845
		Shares	Market Value• ($000)
*	Syneos Health Inc.	2,677,055	112,811
*	Haemonetics Corp.	1,305,463	111,147
*	Neogen Corp.	5,026,321	109,322
*	Vaxcyte Inc.	2,177,728	108,756
	CONMED Corp.	789,704	107,313
*	QuidelOrtho Corp.	1,290,800	106,956
*	ICU Medical Inc.	590,473	105,216
*	Teladoc Health Inc.	4,015,772	101,679
*	Guardant Health Inc.	2,828,264	101,252
*	Blueprint Medicines Corp.	1,561,820	98,707
*	Catalent Inc.	2,207,428	95,714
*	Doximity Inc. Class A	2,759,336	93,873
*	Arrowhead Pharmaceuticals Inc.	2,623,108	93,540
*	Amicus Therapeutics Inc.	7,350,153	92,318
*	R1 RCM Inc.	4,858,796	89,645
*	Intellia Therapeutics Inc.	2,162,736	88,196
*	Madrigal Pharmaceuticals Inc.	377,855	87,285
*	TG Therapeutics Inc.	3,472,762	86,263
*	Omnicell Inc.	1,164,351	85,778
	Premier Inc. Class A	3,075,688	85,074
*	Glaukos Corp.	1,182,879	84,233
*	Evolent Health Inc. Class A	2,764,135	83,753
	Select Medical Holdings Corp.	2,626,780	83,689
*	Enovis Corp.	1,266,804	81,227
*	Surgery Partners Inc.	1,796,677	80,833
*	Ultragenyx Pharmaceutical Inc.	1,737,548	80,153
*	Azenta Inc.	1,683,267	78,575
*	Denali Therapeutics Inc.	2,651,780	78,254
*	iRhythm Technologies Inc.	747,663	77,996
*	PTC Therapeutics Inc.	1,916,304	77,936
*	Pacific Biosciences of California Inc.	5,808,838	77,258
*	Amedisys Inc.	841,649	76,960
*	Progyny Inc.	1,950,692	76,740
*	Cytokinetics Inc.	2,346,757	76,551
*	Prestige Consumer Healthcare Inc.	1,283,537	76,281
*	Integer Holdings Corp.	859,522	76,162
	Patterson Cos. Inc.	2,271,258	75,542
*	ACADIA Pharmaceuticals Inc.	3,150,302	75,450
*	Insmed Inc.	3,523,923	74,355
*	Integra LifeSciences Holdings Corp.	1,798,170	73,959
*	Reata Pharmaceuticals Inc. Class A	725,200	73,941

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Privia Health Group Inc.	2,688,829	70,205
*,1	Axsome Therapeutics Inc.	962,311	69,152
*	Inari Medical Inc.	1,181,258	68,678
*,1	Ginkgo Bioworks Holdings Inc. Class A	36,847,087	68,536
*	REVOLUTION Medicines Inc.	2,471,466	66,112
*	Axonics Inc.	1,301,312	65,677
*	STAAR Surgical Co.	1,248,434	65,630
*	Vir Biotechnology Inc.	2,595,351	63,664
*	ImmunoGen Inc.	3,302,716	62,322
*	Sage Therapeutics Inc.	1,312,073	61,694
*	Beam Therapeutics Inc.	1,870,086	59,712
*	AtriCure Inc.	1,159,235	57,220
*	Certara Inc.	3,095,933	56,377
*	NuVasive Inc.	1,354,770	56,345
*	NeoGenomics Inc.	3,295,073	52,952
*	Bridgebio Pharma Inc.	2,901,925	49,913
*	Mirati Therapeutics Inc.	1,352,618	48,870
*	Sotera Health Co.	2,553,927	48,116
*	Veracyte Inc.	1,870,511	47,642
*	CorVel Corp.	243,766	47,169
*,1	Corcept Therapeutics Inc.	2,099,088	46,705
*	Myriad Genetics Inc.	2,001,186	46,387
*	Pacira BioSciences Inc.	1,128,459	45,217
*	Cerevel Therapeutics Holdings Inc.	1,417,928	45,076
*	Tandem Diabetes Care Inc.	1,669,091	40,959
*	Agios Pharmaceuticals Inc.	1,435,565	40,655
*	Supernus Pharmaceuticals Inc.	1,336,698	40,181
*	Xencor Inc.	1,559,819	38,949
*	Relay Therapeutics Inc.	2,984,112	37,480
*	Iovance Biotherapeutics Inc.	5,215,909	36,720
*	Ironwood Pharmaceuticals Inc. Class A	3,410,486	36,288
*	Maravai LifeSciences Holdings Inc. Class A	2,895,563	35,992
*	Owens & Minor Inc.	1,869,920	35,603
*	Apollo Medical Holdings Inc.	1,114,825	35,228
*	PROCEPT BioRobotics Corp.	988,992	34,961
*	Zentalis Pharmaceuticals Inc.	1,228,959	34,669
*	Hims & Hers Health Inc.	3,632,560	34,146
		Shares	Market Value• ($000)
*	SpringWorks Therapeutics Inc.	1,291,864	33,873
*	Krystal Biotech Inc.	282,894	33,212
	Embecta Corp.	1,479,840	31,965
*	Silk Road Medical Inc.	950,347	30,877
*	Avanos Medical Inc.	1,205,441	30,811
*	Pediatrix Medical Group Inc.	2,163,324	30,741
*	Ligand Pharmaceuticals Inc.	423,614	30,543
*	Harmony Biosciences Holdings Inc.	851,742	29,973
*	Amylyx Pharmaceuticals Inc.	1,388,048	29,940
*	Arvinas Inc.	1,172,338	29,097
*	Twist Bioscience Corp.	1,402,255	28,690
	Healthcare Services Group Inc.	1,916,368	28,611
*	Treace Medical Concepts Inc.	1,108,933	28,367
*	Outset Medical Inc.	1,271,569	27,809
*	Immunovant Inc.	1,347,387	25,560
*	Warby Parker Inc. Class A	2,117,157	24,750
*	Varex Imaging Corp.	1,043,509	24,596
*	AdaptHealth Corp. Class A	1,906,037	23,196
*	Kymera Therapeutics Inc.	1,000,001	22,990
*	Adaptive Biotechnologies Corp.	3,354,698	22,510
*	Cytek Biosciences Inc.	2,627,584	22,440
*	Nevro Corp.	878,900	22,342
*	NextGen Healthcare Inc.	1,363,209	22,111
*,1	OPKO Health Inc.	9,979,657	21,656
*,1	Recursion Pharmaceuticals Inc. Class A	2,861,436	21,375
*	Multiplan Corp.	10,116,398	21,346
*,1	Verve Therapeutics Inc.	1,119,685	20,994
	National HealthCare Corp.	337,133	20,842
*	Phreesia Inc.	657,091	20,376
*	REGENXBIO Inc.	1,010,425	20,198
*	Brookdale Senior Living Inc.	4,618,346	19,489
*	Innoviva Inc.	1,522,834	19,386
*,1	ACELYRIN Inc.	878,606	18,363
*,1	LifeStance Health Group Inc.	1,946,304	17,770
*	EQRx Inc.	9,441,284	17,561
*	Health Catalyst Inc.	1,382,028	17,275
*	Editas Medicine Inc.	2,096,697	17,256

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	BioCryst Pharmaceuticals Inc.	2,439,915	17,177
*,1	Novavax Inc.	2,229,155	16,563
	HealthStream Inc.	633,873	15,568
*	Rocket Pharmaceuticals Inc.	779,387	15,486
*	Nuvalent Inc. Class A	365,019	15,393
*	Enhabit Inc.	1,293,965	14,881
*,1	Sana Biotechnology Inc.	2,473,198	14,740
*,1	Prime Medicine Inc.	1,003,908	14,707
*,1	Lyell Immunopharma Inc.	4,512,280	14,349
*	Agiliti Inc.	868,298	14,327
*	Alignment Healthcare Inc.	2,432,627	13,988
*	Arcus Biosciences Inc.	613,680	12,464
*	23andMe Holding Co. Class A	7,085,512	12,400
*	American Well Corp. Class A	5,763,214	12,103
*	Accolade Inc.	855,879	11,529
*	Kiniksa Pharmaceuticals Ltd. Class A	812,953	11,446
*	Amneal Pharmaceuticals Inc.	3,564,557	11,050
*,1	Theravance Biopharma Inc.	1,045,501	10,821
*	Fate Therapeutics Inc.	2,160,056	10,282
*	GoodRx Holdings Inc. Class A	1,825,210	10,075
*,1	ProKidney Corp. Class A	875,345	9,795
*	Alector Inc.	1,614,730	9,705
*,1	Allogene Therapeutics Inc.	1,883,540	9,361
*	Day One Biopharmaceuticals Inc.	769,430	9,187
*,1	AnaptysBio Inc.	444,721	9,046
*,1	Cano Health Inc.	6,482,156	9,010
*,1	Clover Health Investments Corp. Class A	9,152,848	8,211
*,1	Butterfly Network Inc.	3,417,536	7,860
*,1	ImmunityBio Inc.	2,814,554	7,824
	Phibro Animal Health Corp. Class A	525,361	7,197
*	FibroGen Inc.	2,394,234	6,464
*	CareDx Inc.	660,653	5,616
*	Erasca Inc.	1,946,834	5,373
*	Emergent BioSolutions Inc.	586,953	4,314
*,1	Innovage Holding Corp.	525,574	3,942
*	Cullinan Oncology Inc.	330,724	3,559
		Shares	Market Value• ($000)
*,1	P3 Health Partners Inc.	1,143,288	3,418
*,1,2	Synergy Pharmaceuticals LLC	2,001,166	—
*,2	OmniAb Inc. 12.5 Earnout	156,690	—
*,2	OmniAb Inc. 15 Earnout	156,690	—
			14,651,815
Industrials (22.0%)
*	Fair Isaac Corp.	613,257	496,254
*	Builders FirstSource Inc.	3,310,904	450,283
	IDEX Corp.	1,952,036	420,195
	Booz Allen Hamilton Holding Corp. Class A	3,416,506	381,282
	Graco Inc.	4,130,812	356,696
*	Axon Enterprise Inc.	1,812,772	353,708
	Carlisle Cos. Inc.	1,316,423	337,702
	Nordson Corp.	1,331,064	330,343
	Watsco Inc.	863,271	329,312
	AECOM	3,589,953	304,033
	Owens Corning	2,327,433	303,730
	RPM International Inc.	3,329,608	298,766
	Lincoln Electric Holdings Inc.	1,486,986	295,360
	Pentair plc	4,260,452	275,225
	Toro Co.	2,693,552	273,800
	Allegion plc	2,271,583	272,635
	Lennox International Inc.	825,243	269,087
	Regal Rexnord Corp.	1,711,816	263,448
	Howmet Aerospace Inc.	5,070,305	251,284
	Cognex Corp.	4,461,016	249,906
*	WillScot Mobile Mini Holdings Corp.	5,225,693	249,736
*	Generac Holdings Inc.	1,606,393	239,561
	WESCO International Inc.	1,324,290	237,127
	Fortune Brands Innovations Inc.	3,272,856	235,482
*	Saia Inc.	685,311	234,657
	Huntington Ingalls Industries Inc.	1,030,374	234,513
	A O Smith Corp.	3,216,635	234,107
	Hubbell Inc. Class B	692,037	229,452
	EMCOR Group Inc.	1,228,118	226,932
	Tetra Tech Inc.	1,374,888	225,124
	nVent Electric plc	4,279,005	221,096
	Advanced Drainage Systems Inc.	1,937,658	220,467
	Knight-Swift Transportation Holdings Inc. Class A	3,951,230	219,530
*	TopBuild Corp.	819,993	218,135

Small-Cap Index Fund
		Shares	Market Value• ($000)
	AGCO Corp.	1,643,608	216,003
*	Middleby Corp.	1,382,235	204,336
*	WEX Inc.	1,106,554	201,470
*	Paylocity Holding Corp.	1,081,185	199,511
	Robert Half International Inc.	2,644,203	198,897
	ITT Inc.	2,128,319	198,381
	AptarGroup Inc.	1,692,386	196,080
	Donaldson Co. Inc.	3,132,455	195,810
*	GXO Logistics Inc.	3,071,785	192,970
*	MasTec Inc.	1,629,347	192,214
	Graphic Packaging Holding Co.	7,933,079	190,632
	Berry Global Group Inc.	2,924,848	188,185
*	Axalta Coating Systems Ltd.	5,721,930	187,737
	Littelfuse Inc.	641,395	186,845
	MKS Instruments Inc.	1,724,547	186,424
	Woodward Inc.	1,550,602	184,382
*	Trex Co. Inc.	2,810,258	184,241
	Curtiss-Wright Corp.	990,337	181,885
	Genpact Ltd.	4,756,399	178,698
	Landstar System Inc.	928,081	178,693
	Sensata Technologies Holding plc	3,949,021	177,666
*	Chart Industries Inc.	1,103,629	176,349
	Eagle Materials Inc.	913,955	170,379
	BWX Technologies Inc.	2,362,022	169,050
*	XPO Inc.	2,842,858	167,729
	MSA Safety Inc.	963,463	167,604
*	FTI Consulting Inc.	877,636	166,926
	Brunswick Corp.	1,826,461	158,245
	Jack Henry & Associates Inc.	941,163	157,485
*	Atkore Inc.	995,924	155,304
	Simpson Manufacturing Co. Inc.	1,102,165	152,650
	Comfort Systems USA Inc.	923,795	151,687
	Valmont Industries Inc.	516,668	150,376
	Sonoco Products Co.	2,530,115	149,327
	Sealed Air Corp.	3,729,227	149,169
*	ATI Inc.	3,320,313	146,857
	Oshkosh Corp.	1,687,005	146,078
	Applied Industrial Technologies Inc.	998,390	144,597
*	Mohawk Industries Inc.	1,398,033	144,221
*	Euronet Worldwide Inc.	1,217,649	142,915
	Acuity Brands Inc.	821,289	133,936
	Allison Transmission Holdings Inc.	2,351,869	132,787
		Shares	Market Value• ($000)
	Maximus Inc.	1,569,989	132,680
*	API Group Corp.	4,860,267	132,491
	Watts Water Technologies Inc. Class A	707,931	130,068
	Vontier Corp.	4,019,387	129,464
	Flowserve Corp.	3,387,426	125,843
	Louisiana-Pacific Corp.	1,674,709	125,570
*	ExlService Holdings Inc.	815,808	123,236
	Exponent Inc.	1,312,987	122,528
*	Kirby Corp.	1,549,711	119,250
	Triton International Ltd.	1,422,308	118,421
	GATX Corp.	911,816	117,387
*	Summit Materials Inc. Class A	3,068,923	116,159
	EnerSys	1,056,636	114,666
	Air Lease Corp. Class A	2,724,186	114,007
	Western Union Co.	9,671,891	113,451
*	AMN Healthcare Services Inc.	1,024,050	111,744
	Badger Meter Inc.	757,138	111,723
	Insperity Inc.	937,681	111,547
	Crane Co.	1,245,389	110,989
	MSC Industrial Direct Co. Inc. Class A	1,159,641	110,491
	MDU Resources Group Inc.	5,259,745	110,139
*	Fluor Corp.	3,699,688	109,511
*	Aerojet Rocketdyne Holdings Inc.	1,981,527	108,726
	AAON Inc.	1,121,048	106,287
*	AZEK Co. Inc. Class A	3,508,597	106,275
	Belden Inc.	1,099,110	105,130
	Franklin Electric Co. Inc.	1,014,157	104,357
	ManpowerGroup Inc.	1,302,419	103,412
*	Beacon Roofing Supply Inc.	1,235,028	102,483
*	Shift4 Payments Inc. Class A	1,479,112	100,446
	Silgan Holdings Inc.	2,135,772	100,146
	John Bean Technologies Corp.	821,854	99,691
	Terex Corp.	1,663,628	99,535
	HB Fuller Co.	1,389,552	99,367
	Esab Corp.	1,477,680	98,325
	Zurn Elkay Water Solutions Corp.	3,606,214	96,971
	Ryder System Inc.	1,140,795	96,728
	Westrock Co.	3,304,817	96,071
	Federal Signal Corp.	1,494,144	95,670
	Herc Holdings Inc.	698,930	95,649
*	SPX Technologies Inc.	1,116,447	94,865
*	ASGN Inc.	1,209,658	91,486

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Installed Building Products Inc.	623,581	87,401
	Armstrong World Industries Inc.	1,165,378	85,609
*	O-I Glass Inc.	4,010,528	85,545
	Otter Tail Corp.	1,077,324	85,066
*	Itron Inc.	1,173,208	84,588
*	Alight Inc. Class A	8,990,342	83,071
	Hillenbrand Inc.	1,617,310	82,936
*	Dycom Industries Inc.	720,321	81,864
	Moog Inc. Class A	741,790	80,432
*	TriNet Group Inc.	844,103	80,164
	Encore Wire Corp.	431,088	80,152
*,1	Affirm Holdings Inc. Class A	5,177,539	79,372
	Spirit AeroSystems Holdings Inc. Class A	2,717,591	79,326
*	Flywire Corp.	2,530,911	78,559
*	Bloom Energy Corp. Class A	4,732,104	77,370
	Brink's Co.	1,139,187	77,271
*,1	Joby Aviation Inc.	7,333,790	75,245
	Albany International Corp. Class A	805,850	75,170
*	Core & Main Inc. Class A	2,388,740	74,863
*	GMS Inc.	1,066,970	73,834
	ABM Industries Inc.	1,707,468	72,824
	EnPro Industries Inc.	539,294	72,012
	Forward Air Corp.	670,523	71,149
	Crane NXT Co.	1,245,489	70,295
	FTAI Aviation Ltd.	2,188,136	69,276
*	Verra Mobility Corp. Class A	3,496,312	68,947
	ESCO Technologies Inc.	665,282	68,943
*	RXO Inc.	3,019,910	68,461
	Matson Inc.	879,916	68,396
	Korn Ferry	1,353,722	67,063
	Mueller Water Products Inc. Class A	4,040,286	65,574
	Werner Enterprises Inc.	1,473,269	65,089
*	ACI Worldwide Inc.	2,797,913	64,828
*	Hub Group Inc. Class A	804,152	64,589
*	Resideo Technologies Inc.	3,609,866	63,750
*	AeroVironment Inc.	619,913	63,405
	EVERTEC Inc.	1,680,809	61,904
*	Marqeta Inc. Class A	12,547,672	61,107
	UniFirst Corp.	390,080	60,466
	Kennametal Inc.	2,073,430	58,865
*	Masonite International Corp.	571,116	58,505
	McGrath RentCorp	632,249	58,470
	ArcBest Corp.	587,774	58,072
		Shares	Market Value• ($000)
*	Knife River Corp.	1,314,933	57,200
*	Remitly Global Inc.	2,987,269	56,220
	Helios Technologies Inc.	843,222	55,729
*,1	Enovix Corp.	3,063,801	55,271
	ADT Inc.	8,954,686	53,997
	Trinity Industries Inc.	2,096,011	53,888
	Brady Corp. Class A	1,126,546	53,590
	Barnes Group Inc.	1,241,876	52,395
	Griffon Corp.	1,255,907	50,613
*	Mercury Systems Inc.	1,427,810	49,388
*	AAR Corp.	851,630	49,190
*	Kratos Defense & Security Solutions Inc.	3,295,880	47,263
*	OSI Systems Inc.	388,890	45,823
	Granite Construction Inc.	1,133,372	45,086
*	Gates Industrial Corp. plc	3,313,039	44,660
	Greif Inc. Class A	637,329	43,906
	Standex International Corp.	307,400	43,488
*	Hillman Solutions Corp.	4,775,550	43,028
*	Hayward Holdings Inc.	3,298,040	42,380
	Primoris Services Corp.	1,376,310	41,936
*	Rocket Lab USA Inc.	6,799,789	40,799
	Bread Financial Holdings Inc.	1,294,512	40,635
*	AvidXchange Holdings Inc.	3,898,015	40,461
*	Mirion Technologies Inc. Class A	4,784,553	40,429
*	Huron Consulting Group Inc.	471,433	40,029
	Enerpac Tool Group Corp. Class A	1,476,927	39,877
	Tennant Co.	478,063	38,776
*	JELD-WEN Holding Inc.	2,084,975	36,570
	H&E Equipment Services Inc.	798,824	36,546
*,1	PureCycle Technologies Inc.	3,381,373	36,147
	Lindsay Corp.	284,345	33,934
	Greenbrier Cos. Inc.	783,324	33,761
*	Air Transport Services Group Inc.	1,756,438	33,144
*	Legalzoom.com Inc.	2,714,803	32,795
*	Vicor Corp.	587,131	31,705
	Wabash National Corp.	1,226,302	31,442
*	Payoneer Global Inc.	6,502,732	31,278
	Kforce Inc.	499,156	31,277
	TriMas Corp.	1,071,792	29,464

Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Aurora Innovation Inc.	9,962,093	29,289
	Schneider National Inc. Class B	985,656	28,308
*	ZipRecruiter Inc. Class A	1,538,382	27,322
	Apogee Enterprises Inc.	575,207	27,305
*,1	Symbotic Inc. Class A	634,660	27,170
	Astec Industries Inc.	586,725	26,661
	AZZ Inc.	611,275	26,566
*	CoreCivic Inc.	2,788,958	26,244
*	Gibraltar Industries Inc.	392,728	24,710
*	Cimpress plc	407,991	24,267
*,1	Virgin Galactic Holdings Inc.	6,203,358	24,069
*	Proto Labs Inc.	676,796	23,661
	Quanex Building Products Corp.	858,568	23,053
*	Thermon Group Holdings Inc.	865,351	23,018
*,1	Leonardo DRS Inc.	1,317,287	22,842
*	Janus International Group Inc.	2,084,270	22,218
*	Green Dot Corp. Class A	1,142,517	21,411
	International Seaways Inc.	540,424	20,666
*	First Advantage Corp.	1,322,313	20,377
	Heartland Express Inc.	1,224,205	20,089
	Deluxe Corp.	1,122,517	19,622
	Kaman Corp.	727,782	17,707
	Gorman-Rupp Co.	574,798	16,571
	TTEC Holdings Inc.	488,246	16,522
*	American Woodmark Corp.	214,865	16,409
*	Conduent Inc.	4,514,065	15,348
	Pitney Bowes Inc.	4,309,246	15,255
	Kelly Services Inc. Class A	803,891	14,157
	Hyster-Yale Materials Handling Inc.	241,808	13,503
*	TrueBlue Inc.	761,296	13,483
*,1	Desktop Metal Inc. Class A	6,642,109	11,757
*,1	Nikola Corp.	7,623,047	10,520
	REV Group Inc.	767,961	10,183
	National Presto Industries Inc.	137,096	10,035
*	Triumph Group Inc.	802,865	9,931
*	CryoPort Inc.	558,887	9,641
*	Sterling Check Corp.	750,223	9,198
*	Forrester Research Inc.	297,515	8,655
*	BrightView Holdings Inc.	1,086,829	7,803
*	TaskUS Inc. Class A	664,175	7,518
		Shares	Market Value• ($000)
*	Atmus Filtration Technologies Inc.	322,719	7,087
	Pactiv Evergreen Inc.	921,034	6,972
	Greif Inc. Class B	82,697	6,388
	Kronos Worldwide Inc.	594,436	5,189
*	Advantage Solutions Inc.	2,076,623	4,859
*,1	Global Business Travel Group I	631,843	4,568
*,1	Paymentus Holdings Inc. Class A	412,403	4,355
*	FARO Technologies Inc.	232,169	3,761
*,1	Microvast Holdings Inc.	1,970,555	3,153
*,1	TuSimple Holdings Inc. Class A	1,820,107	3,021
*	Proterra Inc.	2,493,224	2,992
*	Hyliion Holdings Corp.	1,636,846	2,734
*,1	MSP Recovery Inc.	1,621,439	532
*,2	Godha Cabcon & Insulation Ltd.	582	—
			27,179,307
Real Estate (7.4%)
	Kimco Realty Corp.	16,011,090	315,739
	Gaming & Leisure Properties Inc.	6,437,431	311,958
	Life Storage Inc.	2,197,723	292,209
	Equity LifeStyle Properties Inc.	4,328,642	289,543
	American Homes 4 Rent Class A	7,928,145	281,053
	CubeSmart	5,803,163	259,169
	Rexford Industrial Realty Inc.	4,893,248	255,525
	Americold Realty Trust Inc.	6,978,039	225,391
	Lamar Advertising Co. Class A	2,259,665	224,272
	Federal Realty Investment Trust	2,105,456	203,745
	NNN REIT Inc.	4,703,108	201,246
	EastGroup Properties Inc.	1,147,038	199,126
*	Jones Lang LaSalle Inc.	1,233,691	192,209
	Omega Healthcare Investors Inc.	6,053,068	185,769
	Healthcare Realty Trust Inc. Class A	9,836,061	185,508
	First Industrial Realty Trust Inc.	3,415,672	179,801
	Brixmor Property Group Inc.	7,762,761	170,781
	STAG Industrial Inc.	4,633,077	166,235
	Agree Realty Corp.	2,407,139	157,403

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Host Hotels & Resorts Inc.	9,185,252	154,588
	Spirit Realty Capital Inc.	3,649,522	143,718
[1]	Medical Properties Trust Inc.	15,453,406	143,099
	Apartment Income REIT Corp. Class A	3,851,139	138,988
	Regency Centers Corp.	2,208,352	136,410
	Ryman Hospitality Properties Inc.	1,450,275	134,760
	Terreno Realty Corp.	2,150,481	129,244
	Kite Realty Group Trust	5,664,973	126,555
	Rayonier Inc.	3,828,382	120,211
	PotlatchDeltic Corp.	2,064,156	109,091
	Independence Realty Trust Inc.	5,800,909	105,693
	Boston Properties Inc.	1,821,188	104,882
	Phillips Edison & Co. Inc.	3,029,723	103,253
	Kilroy Realty Corp.	3,025,145	91,027
	EPR Properties	1,944,417	90,999
	Essential Properties Realty Trust Inc.	3,844,487	90,499
	Cousins Properties Inc.	3,918,157	89,334
	Physicians Realty Trust	6,157,431	86,142
	Vornado Realty Trust	4,460,504	80,914
	Apple Hospitality REIT Inc.	5,323,716	80,441
	Broadstone Net Lease Inc.	4,835,316	74,657
	LXP Industrial Trust	7,557,054	73,681
	National Storage Affiliates Trust	2,052,868	71,501
	Sabra Health Care REIT Inc.	5,971,555	70,285
	Corporate Office Properties Trust	2,906,126	69,020
	Park Hotels & Resorts Inc.	5,291,230	67,834
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,709,614	67,740
*	Howard Hughes Corp.	839,237	66,233
	Highwoods Properties Inc.	2,723,814	65,126
	Macerich Co.	5,555,949	62,616
	DigitalBridge Group Inc.	4,181,245	61,506
	SITE Centers Corp.	4,594,176	60,735
	Outfront Media Inc.	3,835,245	60,290
	Tanger Factory Outlet Centers Inc.	2,580,873	56,960
		Shares	Market Value• ($000)
	National Health Investors Inc.	1,064,664	55,810
	Equity Commonwealth	2,691,829	54,536
	Sunstone Hotel Investors Inc.	5,349,292	54,135
*	Opendoor Technologies Inc.	13,405,721	53,891
	Innovative Industrial Properties Inc.	724,139	52,869
[1]	Douglas Emmett Inc.	4,166,841	52,377
	CareTrust REIT Inc.	2,569,339	51,027
	Kennedy-Wilson Holdings Inc.	3,060,221	49,973
[1]	SL Green Realty Corp.	1,662,820	49,968
	St. Joe Co.	979,894	47,368
	Urban Edge Properties	2,884,771	44,512
	Pebblebrook Hotel Trust	3,180,020	44,329
	JBG SMITH Properties	2,878,869	43,298
	Retail Opportunity Investments Corp.	3,092,361	41,778
	DiamondRock Hospitality Co.	5,148,047	41,236
[1]	eXp World Holdings Inc.	1,981,611	40,187
	RLJ Lodging Trust	3,905,259	40,107
	Getty Realty Corp.	1,150,447	38,908
	InvenTrust Properties Corp.	1,656,529	38,332
	Elme Communities	2,265,832	37,250
	Service Properties Trust	4,273,282	37,135
	Acadia Realty Trust	2,459,352	35,390
	LTC Properties Inc.	1,069,237	35,306
	Alexander & Baldwin Inc.	1,875,053	34,838
	Xenia Hotels & Resorts Inc.	2,828,121	34,814
*	Redfin Corp.	2,718,804	33,768
*	Cushman & Wakefield plc	4,105,324	33,582
*	Veris Residential Inc.	2,013,069	32,310
	Apartment Investment & Management Co. Class A	3,646,831	31,071
*	Compass Inc. Class A	8,336,766	29,179
	Uniti Group Inc.	6,162,157	28,469
	Global Net Lease Inc.	2,682,332	27,574
	Empire State Realty Trust Inc. Class A	3,294,537	24,676
	Centerspace	386,436	23,712
	Necessity Retail REIT Inc. Class A	3,466,157	23,431
	RPT Realty	2,239,117	23,399

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Piedmont Office Realty Trust Inc. Class A	3,193,769	23,219
	American Assets Trust Inc.	1,176,264	22,584
	Newmark Group Inc. Class A	3,561,468	22,152
*	GEO Group Inc.	3,092,297	22,141
	Paramount Group Inc.	4,769,276	21,128
	Brandywine Realty Trust	4,440,724	20,649
	Marcus & Millichap Inc.	596,381	18,792
*	Anywhere Real Estate Inc.	2,707,804	18,088
	Hudson Pacific Properties Inc.	3,639,458	15,358
	Universal Health Realty Income Trust	320,882	15,268
	Saul Centers Inc.	339,963	12,521
*	Forestar Group Inc.	451,076	10,172
	Alexander's Inc.	52,779	9,704
	RMR Group Inc. Class A	383,330	8,882
	Bridge Investment Group Holdings Inc. Class A	759,998	8,626
	Summit Hotel Properties Inc.	1,318,659	8,584
	Urstadt Biddle Properties Inc. Class A	393,046	8,356
	Office Properties Income Trust	627,855	4,834
*,1	WeWork Inc. Class A	6,812,502	1,740
*,2	Spirit MTA REIT	529,410	—
			9,178,057
Technology (12.7%)
	Entegris Inc.	3,866,151	428,447
*	PTC Inc.	2,903,970	413,235
	Jabil Inc.	3,255,761	351,394
*	Lattice Semiconductor Corp.	3,555,256	341,553
*	Manhattan Associates Inc.	1,602,093	320,226
*	Dynatrace Inc.	5,625,727	289,556
*	Super Micro Computer Inc.	1,152,356	287,225
*	Pure Storage Inc. Class A	7,558,464	278,303
*	Ceridian HCM Holding Inc.	3,803,987	254,753
*	F5 Inc.	1,561,045	228,318
	KBR Inc.	3,505,557	228,072
*	Arrow Electronics Inc.	1,459,023	208,976
*	CACI International Inc. Class A	588,736	200,665
		Shares	Market Value• ($000)
	National Instruments Corp.	3,396,410	194,954
	Vertiv Holdings Co. Class A	7,846,462	194,357
*	Coherent Corp.	3,599,515	183,503
*	SPS Commerce Inc.	943,595	181,227
*	Rambus Inc.	2,811,368	180,405
*,1	Wolfspeed Inc.	3,214,975	178,720
*	Dropbox Inc. Class A	6,580,279	175,496
*	Nutanix Inc. Class A	6,088,899	170,794
*	Novanta Inc.	924,772	170,250
	Universal Display Corp.	1,161,394	167,392
*	Guidewire Software Inc.	2,106,771	160,283
	Science Applications International Corp.	1,394,566	156,861
	Leidos Holdings Inc.	1,771,368	156,731
*	Axcelis Technologies Inc.	844,534	154,828
*	Five9 Inc.	1,838,410	151,577
*	Onto Innovation Inc.	1,264,169	147,238
*	DXC Technology Co.	5,457,341	145,820
*	Confluent Inc. Class A	4,121,882	145,544
*	UiPath Inc. Class A	8,639,738	143,160
	Power Integrations Inc.	1,481,302	140,235
*	Teradata Corp.	2,611,328	139,471
*	Procore Technologies Inc.	1,995,908	129,874
*	Tenable Holdings Inc.	2,965,964	129,168
	Dolby Laboratories Inc. Class A	1,534,744	128,427
*	Elastic NV	1,993,868	127,847
*	Aspen Technology Inc.	754,010	126,380
*	Insight Enterprises Inc.	859,147	125,728
*	Smartsheet Inc. Class A	3,260,945	124,764
*	Silicon Laboratories Inc.	785,127	123,846
*	Workiva Inc. Class A	1,215,674	123,585
*	IAC Inc.	1,964,637	123,379
*	Fabrinet	937,496	121,762
	Avnet Inc.	2,360,746	119,100
*	AppLovin Corp. Class A	4,545,230	116,949
*	Qualys Inc.	905,289	116,936
*	Cirrus Logic Inc.	1,415,790	114,693
	TD SYNNEX Corp.	1,218,524	114,541
*	Black Knight Inc.	1,819,304	108,667
*	DoubleVerify Holdings Inc.	2,791,750	108,655
	Advanced Energy Industries Inc.	969,400	108,040
*	Gitlab Inc. Class A	2,092,142	106,929

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Altair Engineering Inc. Class A	1,379,665	104,634
*	Box Inc. Class A	3,540,703	104,026
*	Diodes Inc.	1,121,811	103,756
*	Toast Inc. Class A	4,461,079	100,687
*	Samsara Inc. Class A	3,615,665	100,190
*	IPG Photonics Corp.	733,101	99,570
*	Blackbaud Inc.	1,391,234	99,028
	Vishay Intertechnology Inc.	3,295,442	96,886
*	New Relic Inc.	1,450,702	94,934
	Concentrix Corp.	1,142,941	92,292
*,1	C3.ai Inc. Class A	2,526,998	92,059
*	MACOM Technology Solutions Holdings Inc.	1,373,139	89,982
*	Synaptics Inc.	1,020,818	87,157
*	SentinelOne Inc. Class A	5,766,205	87,070
*	NCR Corp.	3,445,039	86,815
*	Sanmina Corp.	1,427,332	86,025
*	Appfolio Inc. Class A	482,803	83,110
*	CommVault Systems Inc.	1,135,814	82,483
*	Ziff Davis Inc.	1,160,194	81,283
*	Ambarella Inc.	971,402	81,277
*	Schrodinger Inc.	1,610,563	80,399
	Dun & Bradstreet Holdings Inc.	6,808,531	78,775
*	Allegro MicroSystems Inc.	1,733,691	78,259
*	Kyndryl Holdings Inc.	5,876,197	78,036
*	Rogers Corp.	480,575	77,819
*,1	MicroStrategy Inc. Class A	227,158	77,783
*	BlackLine Inc.	1,406,100	75,676
	Amkor Technology Inc.	2,537,817	75,500
*	Envestnet Inc.	1,264,875	75,070
*	Perficient Inc.	899,763	74,977
*	Varonis Systems Inc. Class B	2,692,093	71,744
*	Plexus Corp.	714,137	70,157
*	Alteryx Inc. Class A	1,535,096	69,693
*	RingCentral Inc. Class A	2,102,353	68,810
*	Freshworks Inc. Class A	3,906,224	68,671
*	FormFactor Inc.	1,992,516	68,184
*	Rapid7 Inc.	1,480,822	67,052
*	Verint Systems Inc.	1,909,237	66,938
	Progress Software Corp.	1,118,579	64,989
*	Alarm.com Holdings Inc.	1,222,947	63,202
*	Yelp Inc. Class A	1,689,035	61,498
*	HashiCorp Inc. Class A	2,313,697	60,573
		Shares	Market Value• ($000)
*,1	DigitalOcean Holdings Inc.	1,491,113	59,853
*	MaxLinear Inc. Class A	1,859,166	58,675
*,1	IonQ Inc.	4,153,559	56,198
*	Braze Inc. Class A	1,277,563	55,944
*	CCC Intelligent Solutions Holdings Inc.	4,867,875	54,569
*	Sprout Social Inc. Class A	1,178,933	54,420
*	NetScout Systems Inc.	1,748,296	54,110
*	Cargurus Inc. Class A	2,388,007	54,041
	Pegasystems Inc.	1,071,416	52,821
*	Impinj Inc.	585,068	52,451
*	nCino Inc.	1,738,592	52,366
*	Parsons Corp.	1,083,397	52,155
	Clear Secure Inc. Class A	2,214,750	51,316
*	Appian Corp. Class A	1,076,176	51,226
*	JFrog Ltd.	1,841,980	51,023
*	SiTime Corp.	425,167	50,157
*	PagerDuty Inc.	2,123,762	47,742
*	Fastly Inc. Class A	2,952,176	46,556
*	LiveRamp Holdings Inc.	1,628,516	46,510
*	Magnite Inc.	3,326,711	45,410
*	Asana Inc. Class A	2,031,850	44,782
*	Q2 Holdings Inc.	1,428,067	44,127
*	Semtech Corp.	1,651,970	42,059
*	Bumble Inc. Class A	2,487,348	41,738
	Xerox Holdings Corp.	2,799,729	41,688
	CSG Systems International Inc.	777,416	41,001
*	Paycor HCM Inc.	1,595,962	37,776
*	TTM Technologies Inc.	2,649,476	36,828
*	Zuora Inc. Class A	3,337,291	36,610
*	Credo Technology Group Holding Ltd.	2,102,253	36,453
*	Squarespace Inc. Class A	1,127,452	35,560
*	Jamf Holding Corp.	1,761,369	34,382
*	Veradigm Inc.	2,680,858	33,779
*	Sprinklr Inc. Class A	2,410,197	33,333
*	PROS Holdings Inc.	1,070,342	32,966
*	Veeco Instruments Inc.	1,268,412	32,573
*	3D Systems Corp.	3,218,240	31,957
*	Zeta Global Holdings Corp. Class A	3,498,276	29,875
	Methode Electronics Inc.	883,066	29,600
	Shutterstock Inc.	605,244	29,457
*	Yext Inc.	2,568,691	29,052
*	Upwork Inc.	3,102,586	28,978
*	Cerence Inc.	989,118	28,912

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Adeia Inc.	2,609,191	28,727
*	E2open Parent Holdings Inc.	5,077,655	28,435
*	Everbridge Inc.	1,047,285	28,172
*	Intapp Inc.	607,688	25,468
*	ForgeRock Inc. Class A	1,204,220	24,735
*	N-able Inc.	1,645,706	23,715
*	Digital Turbine Inc.	2,440,524	22,648
	Benchmark Electronics Inc.	874,143	22,579
*,1	Xometry Inc. Class A	1,050,004	22,239
*	Vertex Inc. Class A	1,112,847	21,700
*	EngageSmart Inc.	1,076,555	20,551
*	PubMatic Inc. Class A	1,102,606	20,156
*	AvePoint Inc.	3,464,176	19,954
*	Eventbrite Inc. Class A	2,020,698	19,298
*	ScanSource Inc.	643,164	19,012
*	Thoughtworks Holding Inc.	2,458,227	18,560
*	Informatica Inc. Class A	938,493	17,362
*	nLight Inc.	1,125,146	17,350
*	Olo Inc. Class A	2,562,998	16,557
*	BigCommerce Holdings Inc.	1,636,605	16,284
	Ebix Inc.	638,530	16,091
*	Amplitude Inc. Class A	1,443,802	15,882
*	Planet Labs PBC	4,916,710	15,832
*,1	SmartRent Inc. Class A	4,121,243	15,784
*	Alkami Technology Inc.	959,463	15,726
*,1	Rumble Inc.	1,726,540	15,401
*	Vimeo Inc.	3,635,081	14,976
*	CEVA Inc.	574,626	14,682
*	Consensus Cloud Solutions Inc.	457,069	14,169
*	SolarWinds Corp.	1,268,609	13,016
*	Couchbase Inc.	712,904	11,278
*	Definitive Healthcare Corp. Class A	996,165	10,958
*	MeridianLink Inc.	520,688	10,830
*	Matterport Inc.	3,243,662	10,218
*	Nextdoor Holdings Inc.	2,877,002	9,379
*,1	SEMrush Holdings Inc. Class A	916,798	8,774
*	NerdWallet Inc. Class A	931,007	8,761
*	Enfusion Inc. Class A	678,607	7,614
*	EverCommerce Inc.	485,682	5,750
*,1	MediaAlpha Inc. Class A	517,380	5,334
*	LivePerson Inc.	969,677	4,383
*	Expensify Inc. Class A	442,934	3,535
		Shares	Market Value• ($000)
*	Rackspace Technology Inc.	695,203	1,891
*	SecureWorks Corp. Class A	197,388	1,427
			15,642,130
Telecommunications (1.3%)
	Iridium Communications Inc.	2,927,252	181,841
*	Ciena Corp.	3,852,614	163,698
	Juniper Networks Inc.	4,153,085	130,116
*	Frontier Communications Parent Inc.	6,337,193	118,125
*	Roku Inc. Class A	1,591,697	101,805
*	Lumentum Holdings Inc.	1,685,656	95,627
*	Viasat Inc.	1,887,180	77,865
	Cable One Inc.	117,415	77,151
	Cogent Communications Holdings Inc.	1,122,983	75,566
*	Calix Inc.	1,454,316	72,585
	InterDigital Inc.	690,738	66,691
*	Viavi Solutions Inc.	5,745,475	65,096
	Lumen Technologies Inc.	25,941,673	58,628
*	DISH Network Corp. Class A	6,455,484	42,542
*	CommScope Holding Co. Inc.	5,147,674	28,981
	Shenandoah Telecommunications Co.	1,232,964	23,957
*	Infinera Corp.	4,957,413	23,944
	Telephone & Data Systems Inc.	2,579,729	21,231
*	Globalstar Inc.	18,732,651	20,231
	ADTRAN Holdings Inc.	1,828,372	19,253
*	Altice USA Inc. Class A	5,586,094	16,870
*	EchoStar Corp. Class A	885,598	15,356
*	Gogo Inc.	830,360	14,124
*	Xperi Inc.	1,043,331	13,720
*	WideOpenWest Inc.	1,315,436	11,102
	ATN International Inc.	284,632	10,418
*,1	fuboTV Inc.	3,579,516	7,445
*	United States Cellular Corp.	334,018	5,889
*	8x8 Inc.	1,388,341	5,873
*	NETGEAR Inc.	356,747	5,052
			1,570,782
Utilities (3.3%)
	Atmos Energy Corp.	3,731,865	434,165
	Essential Utilities Inc.	6,145,700	245,275

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Pinnacle West Capital Corp.	2,925,252	238,291
	NRG Energy Inc.	5,946,608	222,344
*	Clean Harbors Inc.	1,257,773	206,816
	OGE Energy Corp.	5,173,171	185,769
	UGI Corp.	5,406,748	145,820
	IDACORP Inc.	1,307,141	134,113
*	Casella Waste Systems Inc. Class A	1,481,804	134,029
	Vistra Corp.	4,813,012	126,342
	National Fuel Gas Co.	2,371,210	121,785
	New Jersey Resources Corp.	2,504,443	118,210
	Portland General Electric Co.	2,495,453	116,862
	Southwest Gas Holdings Inc.	1,750,098	111,394
*	Stericycle Inc.	2,387,788	110,889
	ONE Gas Inc.	1,430,633	109,887
	Ormat Technologies Inc.	1,310,831	105,469
	Black Hills Corp.	1,721,777	103,754
	Hawaiian Electric Industries Inc.	2,830,165	102,452
	PNM Resources Inc.	2,217,043	99,989
*	Sunrun Inc.	5,290,508	94,488
	NorthWestern Corp.	1,543,805	87,626
	ALLETE Inc.	1,480,387	85,818
	American States Water Co.	955,082	83,092
	Spire Inc.	1,290,551	81,872
	Avista Corp.	1,956,888	76,847
	California Water Service Group	1,446,231	74,669
	MGE Energy Inc.	934,089	73,896
	Clearway Energy Inc. Class C	2,135,568	60,992
*,1	Sunnova Energy International Inc.	2,553,031	46,746
		Shares	Market Value• ($000)
	Northwest Natural Holding Co.	906,647	39,031
	Clearway Energy Inc. Class A	885,890	23,919
*	Enviri Corp.	2,059,552	20,328
	Excelerate Energy Inc. Class A	474,692	9,650
*,1	NuScale Power Corp.	1,364,213	9,277
			4,041,906
Total Common Stocks (Cost $98,357,044)			122,570,550
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[3,4]	Vanguard Market Liquidity Fund, 5.150% (Cost $2,779,381)	27,803,463	2,779,790
Total Investments (101.6%) (Cost $101,136,425)			125,350,340
Other Assets and Liabilities—Net (-1.6%)			(2,020,680)
Net Assets (100%)			123,329,660
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,029,287,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,147,389,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	3,169	301,641	1,833
E-mini S&P 500 Index	September 2023	160	35,906	1,112
E-mini S&P Mid-Cap 400 Index	September 2023	1,539	406,927	9,040
				11,985

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/31/24	GSI	7,095	(5.076)	301	—
Ollie's Bargain Outlet Holdings Inc.	1/31/24	GSI	18,372	(5.076)	—	(1,029)
					301	(1,029)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $98,357,044)	122,570,550
Affiliated Issuers (Cost $2,779,381)	2,779,790
Total Investments in Securities	125,350,340
Investment in Vanguard	4,001
Cash	115,244
Cash Collateral Pledged—Futures Contracts	43,609
Cash Collateral Pledged—Over-the-Counter Swap Contracts	840
Receivables for Investment Securities Sold	202
Receivables for Accrued Income	127,913
Receivables for Capital Shares Issued	57,974
Variation Margin Receivable—Futures Contracts	3,847
Unrealized Appreciation—Over-the-Counter Swap Contracts	301
Total Assets	125,704,271
Liabilities
Payables for Investment Securities Purchased	142,642
Collateral for Securities on Loan	2,147,389
Payables for Capital Shares Redeemed	81,209
Payables to Vanguard	2,342
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,029
Total Liabilities	2,374,611
Net Assets	123,329,660
1 Includes $2,029,287,000 of securities on loan.

Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	108,370,504
Total Distributable Earnings (Loss)	14,959,156
Net Assets	123,329,660

Investor Shares—Net Assets
Applicable to 4,151,102 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	395,618
Net Asset Value Per Share—Investor Shares	$95.30

ETF Shares—Net Assets
Applicable to 226,868,402 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	45,125,225
Net Asset Value Per Share—ETF Shares	$198.90

Admiral Shares—Net Assets
Applicable to 508,712,464 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,485,917
Net Asset Value Per Share—Admiral Shares	$95.31

Institutional Shares—Net Assets
Applicable to 202,714,475 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,320,119
Net Asset Value Per Share—Institutional Shares	$95.31

Institutional Plus Shares—Net Assets
Applicable to 36,361,894 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,002,781
Net Asset Value Per Share—Institutional Plus Shares	$275.09
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	822,133
Interest[2]	17,719
Securities Lending—Net	95,750
Total Income	935,602
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,316
Management and Administrative—Investor Shares	328
Management and Administrative—ETF Shares	8,124
Management and Administrative—Admiral Shares	9,400
Management and Administrative—Institutional Shares	2,954
Management and Administrative—Institutional Plus Shares	1,081
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—ETF Shares	1,267
Marketing and Distribution—Admiral Shares	1,236
Marketing and Distribution—Institutional Shares	307
Marketing and Distribution—Institutional Plus Shares	172
Custodian Fees	298
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	665
Shareholders’ Reports—Admiral Shares	309
Shareholders’ Reports—Institutional Shares	109
Shareholders’ Reports—Institutional Plus Shares	38
Trustees’ Fees and Expenses	30
Other Expenses	13
Total Expenses	27,659
Net Investment Income	907,943
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(510,963)
Futures Contracts	3,318
Swap Contracts	4,439
Realized Net Gain (Loss)	(503,206)

Small-Cap Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	9,920,760
Futures Contracts	22,202
Swap Contracts	706
Change in Unrealized Appreciation (Depreciation)	9,943,668
Net Increase (Decrease) in Net Assets Resulting from Operations	10,348,405
1	Dividends are net of foreign withholding taxes of $3,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $16,664,000, ($30,000), and ($173,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,105,983,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	907,943	1,779,640
Realized Net Gain (Loss)	(503,206)	3,670,352
Change in Unrealized Appreciation (Depreciation)	9,943,668	(30,136,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,348,405	(24,686,646)
Distributions
Investor Shares	(2,915)	(6,214)
ETF Shares	(340,175)	(624,299)
Admiral Shares	(366,368)	(686,977)
Institutional Shares	(145,105)	(267,947)
Institutional Plus Shares	(76,322)	(147,092)
Total Distributions	(930,885)	(1,732,529)
Capital Share Transactions
Investor Shares	(61,506)	(85,166)
ETF Shares	1,165,834	14,486
Admiral Shares	(224,521)	58,508
Institutional Shares	470,794	(448,033)
Institutional Plus Shares	91,242	(1,200,734)
Net Increase (Decrease) from Capital Share Transactions	1,441,843	(1,660,939)
Total Increase (Decrease)	10,859,363	(28,080,114)
Net Assets
Beginning of Period	112,470,297	140,550,411
End of Period	123,329,660	112,470,297
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$87.93	$108.35	$93.20	$79.35	$63.21	$70.76
Investment Operations
Net Investment Income[1]	.648	1.256	1.230	.928	.832	.967
Net Realized and Unrealized Gain (Loss) on Investments	7.387	(20.439)	15.130	13.897	16.319	(7.552)
Total from Investment Operations	8.035	(19.183)	16.360	14.825	17.151	(6.585)
Distributions
Dividends from Net Investment Income	(.665)	(1.237)	(1.210)	(.975)	(1.011)	(.965)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.665)	(1.237)	(1.210)	(.975)	(1.011)	(.965)
Net Asset Value, End of Period	$95.30	$87.93	$108.35	$93.20	$79.35	$63.21
Total Return[2]	9.19%	-17.71%	17.59%	18.96%	27.22%	-9.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$396	$424	$619	$709	$754	$3,332
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.53%	1.34%	1.17%	1.26%	1.14%	1.34%
Portfolio Turnover Rate[4]	5%	14%	17%	22%	16%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$183.52	$226.15	$194.54	$165.64	$131.94	$147.71
Investment Operations
Net Investment Income[1]	1.473	2.891	2.769	2.262	2.298	2.239
Net Realized and Unrealized Gain (Loss) on Investments	15.412	(42.700)	31.637	28.863	33.707	(15.808)
Total from Investment Operations	16.885	(39.809)	34.406	31.125	36.005	(13.569)
Distributions
Dividends from Net Investment Income	(1.505)	(2.821)	(2.796)	(2.225)	(2.305)	(2.201)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.505)	(2.821)	(2.796)	(2.225)	(2.305)	(2.201)
Net Asset Value, End of Period	$198.90	$183.52	$226.15	$194.54	$165.64	$131.94
Total Return	9.26%	-17.60%	17.72%	19.08%	27.37%	-9.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45,125	$40,593	$50,187	$37,492	$27,442	$20,914
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.49%	1.25%	1.47%	1.49%	1.46%
Portfolio Turnover Rate[3]	5%	14%	17%	22%	16%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$87.94	$108.37	$93.22	$79.37	$63.23	$70.78
Investment Operations
Net Investment Income[1]	.703	1.383	1.358	1.029	1.108	1.067
Net Realized and Unrealized Gain (Loss) on Investments	7.388	(20.461)	15.131	13.887	16.136	(7.563)
Total from Investment Operations	8.091	(19.078)	16.489	14.916	17.244	(6.496)
Distributions
Dividends from Net Investment Income	(.721)	(1.352)	(1.339)	(1.066)	(1.104)	(1.054)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.721)	(1.352)	(1.339)	(1.066)	(1.104)	(1.054)
Net Asset Value, End of Period	$95.31	$87.94	$108.37	$93.22	$79.37	$63.23
Total Return[2]	9.26%	-17.61%	17.73%	19.11%	27.37%	-9.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,486	$44,944	$55,266	$47,313	$42,386	$31,382
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.65%	1.48%	1.29%	1.40%	1.50%	1.46%
Portfolio Turnover Rate[4]	5%	14%	17%	22%	16%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$87.93	$108.36	$93.22	$79.37	$63.22	$70.78
Investment Operations
Net Investment Income[1]	.708	1.392	1.367	1.034	1.101	1.076
Net Realized and Unrealized Gain (Loss) on Investments	7.398	(20.461)	15.123	13.889	16.161	(7.575)
Total from Investment Operations	8.106	(19.069)	16.490	14.923	17.262	(6.499)
Distributions
Dividends from Net Investment Income	(.726)	(1.361)	(1.350)	(1.073)	(1.112)	(1.061)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.726)	(1.361)	(1.350)	(1.073)	(1.112)	(1.061)
Net Asset Value, End of Period	$95.31	$87.93	$108.36	$93.22	$79.37	$63.22
Total Return	9.27%	-17.60%	17.73%	19.12%	27.40%	-9.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,320	$17,363	$21,841	$18,957	$17,337	$14,454
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.67%	1.49%	1.29%	1.41%	1.49%	1.47%
Portfolio Turnover Rate[3]	5%	14%	17%	22%	16%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$253.81	$312.78	$269.07	$229.09	$182.49	$204.30
Investment Operations
Net Investment Income[1]	2.055	3.998	4.029	2.988	3.186	3.102
Net Realized and Unrealized Gain (Loss) on Investments	21.332	(59.013)	43.607	40.111	46.645	(21.825)
Total from Investment Operations	23.387	(55.015)	47.636	43.099	49.831	(18.723)
Distributions
Dividends from Net Investment Income	(2.107)	(3.955)	(3.926)	(3.119)	(3.231)	(3.087)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.107)	(3.955)	(3.926)	(3.119)	(3.231)	(3.087)
Net Asset Value, End of Period	$275.09	$253.81	$312.78	$269.07	$229.09	$182.49
Total Return	9.27%	-17.60%	17.75%	19.13%	27.40%	-9.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,003	$9,146	$12,638	$10,172	$8,846	$7,866
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[2]	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.48%	1.32%	1.41%	1.49%	1.48%
Portfolio Turnover Rate[3]	5%	14%	17%	22%	16%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Notes to Financial Statements
Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Bond Index Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization will be accomplished by a tax-free exchange and is anticipated to be completed before the end of the year.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Small-Cap Index Fund
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,

Small-Cap Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Small-Cap Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $4,001,000, representing less than 0.01% of the fund’s net assets and 1.60% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	122,570,550	—	—	122,570,550
Temporary Cash Investments	2,779,790	—	—	2,779,790
Total	125,350,340	—	—	125,350,340

Derivative Financial Instruments
Assets
Futures Contracts[1]	11,985	—	—	11,985
Swap Contracts	—	301	—	301
Total	11,985	301	—	12,286
Liabilities
Swap Contracts	—	1,029	—	1,029
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	101,512,403
Gross Unrealized Appreciation	39,460,290
Gross Unrealized Depreciation	(15,611,096)
Net Unrealized Appreciation (Depreciation)	23,849,194
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $8,236,193,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2023, the fund purchased $10,946,809,000 of investment securities and sold $9,485,062,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,524,974,000 and $3,380,510,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $1,727,054,000 and sales were $317,885,000,

Small-Cap Index Fund
resulting in net realized loss of $220,183,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	14,677	159	35,984	380
Issued in Lieu of Cash Distributions	2,915	33	6,214	70
Redeemed	(79,098)	(862)	(127,364)	(1,341)
Net Increase (Decrease)—Investor Shares	(61,506)	(670)	(85,166)	(891)
ETF Shares
Issued	4,661,142	24,247	12,638,116	65,853
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,495,308)	(18,575)	(12,623,630)	(66,575)
Net Increase (Decrease)—ETF Shares	1,165,834	5,672	14,486	(722)
Admiral Shares
Issued	2,647,389	28,830	5,970,913	63,999
Issued in Lieu of Cash Distributions	326,416	3,650	610,188	6,862
Redeemed	(3,198,326)	(34,866)	(6,522,593)	(69,746)
Net Increase (Decrease)—Admiral Shares	(224,521)	(2,386)	58,508	1,115
Institutional Shares
Issued	1,597,710	17,448	2,809,736	30,018
Issued in Lieu of Cash Distributions	136,787	1,529	252,294	2,838
Redeemed	(1,263,703)	(13,717)	(3,510,063)	(36,950)
Net Increase (Decrease)—Institutional Shares	470,794	5,260	(448,033)	(4,094)
Institutional Plus Shares
Issued	407,992	1,518	1,096,807	4,082
Issued in Lieu of Cash Distributions	76,244	295	147,006	572
Redeemed	(392,994)	(1,487)	(2,444,547)	(9,024)
Net Increase (Decrease)—Institutional Plus Shares	91,242	326	(1,200,734)	(4,370)
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Small-Cap Index Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.

Small-Cap Growth Index Fund
Fund Allocation
As of June 30, 2023
Basic Materials	2.1%
Consumer Discretionary	15.3
Consumer Staples	3.3
Energy	6.1
Financials	3.8
Health Care	19.4
Industrials	19.8
Real Estate	5.7
Technology	21.2
Telecommunications	1.9
Utilities	1.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Small-Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (2.0%)
	Royal Gold Inc.	969,785	111,312
	Hexcel Corp.	1,245,499	94,683
*	RBC Bearings Inc.	428,446	93,174
*	Livent Corp.	2,651,285	72,725
	Balchem Corp.	475,413	64,090
	NewMarket Corp.	99,631	40,063
*	MP Materials Corp.	1,707,038	39,057
	Quaker Chemical Corp.	199,400	38,863
*	Ingevity Corp.	510,346	29,682
	Hecla Mining Co.	4,301,216	22,151
	Compass Minerals International Inc.	304,173	10,342
*	Century Aluminum Co.	750,913	6,548
*,1	Amyris Inc.	1,912,332	1,970
			624,660
Consumer Discretionary (15.3%)
*	Liberty Media Corp.-Liberty Formula One Class C	2,899,213	218,253
*	Deckers Outdoor Corp.	389,447	205,496
*	Five Below Inc.	822,255	161,606
*	Floor & Decor Holdings Inc. Class A	1,490,556	154,958
*	DraftKings Inc. Class A	5,794,817	153,968
	Churchill Downs Inc.	995,180	138,499
*	SiteOne Landscape Supply Inc.	664,187	111,158
	Texas Roadhouse Inc. Class A	989,289	111,077
*	Skechers USA Inc. Class A	1,982,410	104,394
	Pool Corp.	273,735	102,552
	Gentex Corp.	3,450,250	100,954
*	Crocs Inc.	869,873	97,809
	Tempur Sealy International Inc.	2,413,119	96,694
	Wingstop Inc.	442,338	88,538
	Wyndham Hotels & Resorts Inc.	1,267,393	86,905
*	elf Beauty Inc.	753,939	86,122
		Shares	Market Value• ($000)
*	Planet Fitness Inc. Class A	1,253,959	84,567
*	RH	243,964	80,408
*,1	Wayfair Inc. Class A	1,216,384	79,077
*	Bright Horizons Family Solutions Inc.	853,148	78,874
*	Caesars Entertainment Inc.	1,510,959	77,014
	Wynn Resorts Ltd.	714,855	75,496
	Hyatt Hotels Corp. Class A	655,955	75,159
	Vail Resorts Inc.	297,559	74,913
	Boyd Gaming Corp.	1,045,683	72,539
*	Duolingo Inc. Class A	487,874	69,737
*	Fox Factory Holding Corp.	623,994	67,710
	World Wrestling Entertainment Inc. Class A	609,662	66,130
*	Visteon Corp.	418,173	60,054
[1]	Choice Hotels International Inc.	452,391	53,165
*	Ollie's Bargain Outlet Holdings Inc.	913,453	52,916
*	Skyline Champion Corp.	798,985	52,294
*	Hilton Grand Vacations Inc.	1,149,852	52,249
*	YETI Holdings Inc.	1,276,911	49,595
	Madison Square Garden Sports Corp.	257,684	48,457
*	Grand Canyon Education Inc.	454,251	46,883
	LCI Industries	354,152	44,751
*	Shake Shack Inc. Class A	553,512	43,019
	Nexstar Media Group Inc. Class A	251,018	41,807
*	Topgolf Callaway Brands Corp.	2,058,337	40,858
*	LGI Homes Inc.	295,782	39,898
	Columbia Sportswear Co.	504,539	38,971
*	Frontdoor Inc.	1,208,331	38,546
*,1	Carvana Co. Class A	1,413,004	36,625

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Peloton Interactive Inc. Class A	4,721,493	36,308
	Papa John's International Inc.	482,862	35,650
	Inter Parfums Inc.	260,326	35,204
*	ACV Auctions Inc. Class A	1,820,370	31,438
*	Dorman Products Inc.	395,518	31,179
*	Sonos Inc.	1,897,407	30,985
	Jack in the Box Inc.	301,480	29,403
*	Allegiant Travel Co.	231,667	29,255
*	SeaWorld Entertainment Inc.	519,565	29,101
*,1	QuantumScape Corp. Class A	3,591,756	28,698
*	Gentherm Inc.	489,863	27,682
*	Six Flags Entertainment Corp.	1,046,738	27,194
*	Dave & Buster's Entertainment Inc.	544,509	24,263
*,1	Luminar Technologies Inc. Class A	3,526,204	24,260
*	Liberty Media Corp.-Liberty Formula One Class A	351,785	23,788
*	TripAdvisor Inc.	1,434,096	23,648
*	Driven Brands Holdings Inc.	867,172	23,466
*	Leslie's Inc.	2,446,617	22,974
*	Overstock.com Inc.	668,396	21,770
*	Coursera Inc.	1,559,870	20,309
*	Boot Barn Holdings Inc.	221,136	18,728
*	Cars.com Inc.	937,142	18,574
*	Integral Ad Science Holding Corp.	1,030,864	18,535
*	Cavco Industries Inc.	60,872	17,957
[1]	Camping World Holdings Inc. Class A	591,793	17,813
*	iRobot Corp.	387,635	17,540
*,1	Dutch Bros Inc. Class A	607,722	17,290
	Steven Madden Ltd.	505,792	16,534
*	Portillo's Inc. Class A	730,987	16,469
*	Madison Square Garden Entertainment Corp. Class A	488,073	16,409
*	Sweetgreen Inc. Class A	1,233,953	15,819
*	Sabre Corp.	4,909,983	15,663
*	Chegg Inc.	1,681,528	14,932
*	Figs Inc. Class A	1,770,103	14,639
*	Life Time Group Holdings Inc.	721,007	14,182
	Spirit Airlines Inc.	807,435	13,856
*	Mister Car Wash Inc.	1,368,287	13,204
*	Sun Country Airlines Holdings Inc.	540,769	12,156
*,1	Fisker Inc. Class A	2,125,970	11,990
*	Stride Inc.	302,208	11,251
		Shares	Market Value• ($000)
*	Sphere Entertainment Co.	409,519	11,217
*	Corsair Gaming Inc.	603,676	10,709
*	Revolve Group Inc. Class A	603,397	9,896
	Levi Strauss & Co. Class A	657,915	9,494
	Monro Inc.	220,723	8,968
*	Bowlero Corp.	666,422	7,757
*,1	Dream Finders Homes Inc. Class A	314,934	7,744
*	Vizio Holding Corp. Class A	965,123	6,515
*	Udemy Inc.	586,240	6,290
*	Sciplay Corp. Class A	314,060	6,181
*	Petco Health & Wellness Co. Inc. Class A	592,544	5,274
*	BJ's Restaurants Inc.	165,349	5,258
*	Cava Group Inc.	123,508	5,058
*	Frontier Group Holdings Inc.	481,823	4,659
*	Angi Inc. Class A	1,063,250	3,509
*,1	Arhaus Inc. Class A	308,535	3,218
*	Rush Street Interactive Inc.	896,627	2,797
*,1	SES AI Corp.	919,495	2,244
*	2U Inc.	282,803	1,140
*,1	Vacasa Inc. Class A	487,698	331
*	Brilliant Earth Group Inc. Class A	82,084	318
*	Savers Value Village Inc.	11,969	284
			4,649,672
Consumer Staples (3.3%)
*	Darling Ingredients Inc.	2,356,787	150,339
	Casey's General Stores Inc.	550,279	134,202
	Lamb Weston Holdings Inc.	1,075,819	123,665
*	Celsius Holdings Inc.	623,381	93,002
*	BellRing Brands Inc.	1,959,512	71,718
*	Simply Good Foods Co.	1,467,298	53,688
*,1	Freshpet Inc.	711,487	46,823
	Coca-Cola Consolidated Inc.	68,060	43,288
*	Boston Beer Co. Inc. Class A	135,761	41,874
	WD-40 Co.	200,690	37,860
*	Post Holdings Inc.	376,962	32,664
	Lancaster Colony Corp.	142,415	28,638
	J & J Snack Foods Corp.	170,792	27,047
	Cal-Maine Foods Inc.	555,304	24,989
*	National Beverage Corp.	345,094	16,685
	Utz Brands Inc.	959,167	15,692
	Medifast Inc.	160,978	14,836
*	Sovos Brands Inc.	673,512	13,174
*,1	Beyond Meat Inc.	902,200	11,711
*	Beauty Health Co.	1,274,938	10,671

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Tootsie Roll Industries Inc.	211,522	7,490
*	Olaplex Holdings Inc.	1,451,219	5,399
*	USANA Health Sciences Inc.	85,614	5,397
*	Vital Farms Inc.	183,259	2,197
			1,013,049
Energy (6.1%)
	Targa Resources Corp.	3,339,829	254,161
	EQT Corp.	2,669,770	109,808
	NOV Inc.	5,808,820	93,173
	PDC Energy Inc.	1,290,982	91,840
	ChampionX Corp.	2,921,848	90,694
	Matador Resources Co.	1,670,830	87,418
	Civitas Resources Inc.	1,187,076	82,347
*	Transocean Ltd.	10,197,830	71,487
*	Weatherford International plc	1,065,514	70,771
*	Noble Corp. plc	1,639,781	67,739
*	Shoals Technologies Group Inc. Class A	2,510,872	64,178
*	Denbury Inc.	706,223	60,919
	Texas Pacific Land Corp.	45,387	59,752
	Magnolia Oil & Gas Corp. Class A	2,670,987	55,824
*	Array Technologies Inc.	2,118,897	47,887
*,1	Plug Power Inc.	4,438,052	46,111
	Cactus Inc. Class A	949,190	40,170
*,1	ChargePoint Holdings Inc.	4,179,508	36,738
*	Callon Petroleum Co.	914,842	32,083
[1]	Sitio Royalties Corp. Class A	1,192,445	31,326
	Liberty Energy Inc. Class A	2,330,292	31,156
	Alpha Metallurgical Resources Inc.	181,906	29,898
*	NEXTracker Inc. Class A	709,865	28,260
	SM Energy Co.	891,044	28,184
*	Oceaneering International Inc.	1,489,996	27,863
	New Fortress Energy Inc.	909,508	24,357
	Helmerich & Payne Inc.	682,581	24,197
*	Ameresco Inc. Class A	479,293	23,308
	Comstock Resources Inc.	1,436,225	16,660
*,1	Fluence Energy Inc. Class A	604,984	16,117
*,1	FuelCell Energy Inc.	5,998,786	12,957
*	NexTier Oilfield Solutions Inc.	1,448,474	12,949
*,1	SunPower Corp.	1,293,318	12,674
*,1	Stem Inc.	2,184,551	12,496
*	Dril-Quip Inc.	505,362	11,760
	RPC Inc.	1,439,718	10,294
	Core Laboratories Inc.	345,027	8,022
*	Helix Energy Solutions Group Inc.	1,064,261	7,854
		Shares	Market Value• ($000)
[1]	Kinetik Holdings Inc. Class A	217,659	7,649
*,1	EVgo Inc. Class A	1,508,940	6,036
*,1	Tellurian Inc.	3,924,825	5,534
[1]	Enviva Inc.	450,780	4,891
	Atlas Energy Solutions Inc. Class A	257,578	4,472
*	OPAL Fuels Inc. Class A	266,098	1,985
			1,863,999
Financials (3.8%)
	Kinsale Capital Group Inc.	324,825	121,550
*,1	SoFi Technologies Inc.	11,802,736	98,435
*	Robinhood Markets Inc. Class A	9,152,885	91,346
	Erie Indemnity Co. Class A	375,613	78,882
	Blue Owl Capital Inc. Class A	6,576,707	76,619
	Morningstar Inc.	376,749	73,869
*	Ryan Specialty Holdings Inc. Class A	1,426,959	64,056
*,1	Credit Acceptance Corp.	94,905	48,205
*	Focus Financial Partners Inc. Class A	829,545	43,559
	Hamilton Lane Inc. Class A	483,111	38,639
*,1	Upstart Holdings Inc.	1,038,990	37,206
	Houlihan Lokey Inc. Class A	374,337	36,801
*,1	Marathon Digital Holdings Inc.	2,351,159	32,587
	Pinnacle Financial Partners Inc.	535,315	30,326
*,1	Riot Platforms Inc.	2,459,165	29,067
*	BRP Group Inc. Class A	942,429	23,353
	PJT Partners Inc. Class A	330,010	22,982
	Cohen & Steers Inc.	363,117	21,057
*	Goosehead Insurance Inc. Class A	295,117	18,560
*	Clearwater Analytics Holdings Inc. Class A	1,144,707	18,167
	Safehold Inc.	709,123	16,828
*,1	Lemonade Inc.	924,703	15,581
*	Oscar Health Inc. Class A	1,896,525	15,286
*	Open Lending Corp.	1,427,249	15,000
	ServisFirst Bancshares Inc.	361,325	14,785
*,1	Trupanion Inc.	548,603	10,797
	TFS Financial Corp.	829,441	10,426
*	Palomar Holdings Inc.	174,586	10,133
*	Triumph Financial Inc.	164,158	9,968
	StepStone Group Inc. Class A	394,668	9,792
	P10 Inc. Class A	639,825	7,230
	Live Oak Bancshares Inc.	245,763	6,466

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	AssetMark Financial Holdings Inc.	163,955	4,863
*,1	Hagerty Inc. Class A	311,962	2,920
			1,155,341
Health Care (19.4%)
*	Exact Sciences Corp.	2,663,840	250,135
	Bio-Techne Corp.	2,325,864	189,860
*	Penumbra Inc.	536,873	184,717
*	Shockwave Medical Inc.	540,949	154,392
*	Sarepta Therapeutics Inc.	1,306,778	149,652
*	Inspire Medical Systems Inc.	430,807	139,857
*	Neurocrine Biosciences Inc.	1,441,200	135,905
*	Apellis Pharmaceuticals Inc.	1,461,899	133,179
*	Masimo Corp.	740,624	121,870
	Chemed Corp.	221,808	120,147
*	Repligen Corp.	780,669	110,433
	Bruker Corp.	1,408,168	104,092
*	Exelixis Inc.	4,807,000	91,862
*	Lantheus Holdings Inc.	1,008,738	84,653
*	Ionis Pharmaceuticals Inc.	2,006,354	82,321
*	Option Care Health Inc.	2,520,041	81,876
*	Medpace Holdings Inc.	338,215	81,229
*	Intra-Cellular Therapies Inc.	1,274,258	80,686
*	HealthEquity Inc.	1,261,383	79,644
*	Charles River Laboratories International Inc.	378,387	79,556
*	Natera Inc.	1,605,046	78,102
*	agilon health Inc.	4,484,891	77,768
*	Alkermes plc	2,451,709	76,738
	Ensign Group Inc.	784,811	74,918
*	10X Genomics Inc. Class A	1,302,795	72,748
*	Merit Medical Systems Inc.	850,081	71,101
*	Halozyme Therapeutics Inc.	1,942,910	70,081
*	Globus Medical Inc. Class A	1,149,299	68,429
*	Haemonetics Corp.	747,284	63,624
*	Neogen Corp.	2,870,507	62,434
*	Vaxcyte Inc.	1,246,964	62,273
	CONMED Corp.	450,897	61,272
*	QuidelOrtho Corp.	738,936	61,228
*	ICU Medical Inc.	337,211	60,088
*	Guardant Health Inc.	1,619,094	57,964
*	Teladoc Health Inc.	2,279,682	57,722
*	Novocure Ltd.	1,390,389	57,701
*	Blueprint Medicines Corp.	891,142	56,320
*	Doximity Inc. Class A	1,579,574	53,737
		Shares	Market Value• ($000)
*	Arrowhead Pharmaceuticals Inc.	1,501,592	53,547
*	Amicus Therapeutics Inc.	4,195,780	52,699
*	R1 RCM Inc.	2,782,195	51,331
*	Intellia Therapeutics Inc.	1,238,089	50,489
*	TG Therapeutics Inc.	1,988,026	49,383
*	Omnicell Inc.	666,563	49,106
*	Glaukos Corp.	677,167	48,221
*	Evolent Health Inc. Class A	1,582,487	47,949
*	Surgery Partners Inc.	1,028,571	46,275
*	Ultragenyx Pharmaceutical Inc.	990,880	45,709
*	Denali Therapeutics Inc.	1,518,028	44,797
*	iRhythm Technologies Inc.	428,009	44,650
*	PTC Therapeutics Inc.	1,096,971	44,614
*,1	Progyny Inc.	1,116,719	43,932
*	Cytokinetics Inc.	1,343,438	43,823
*	ACADIA Pharmaceuticals Inc.	1,803,411	43,192
*	Insmed Inc.	2,017,337	42,566
*,1	Privia Health Group Inc.	1,539,158	40,187
*	Inari Medical Inc.	676,256	39,318
*,1	Ginkgo Bioworks Holdings Inc. Class A	21,095,230	39,237
*	REVOLUTION Medicines Inc.	1,414,764	37,845
*	Axonics Inc.	744,962	37,598
*	STAAR Surgical Co.	714,651	37,569
*	Vir Biotechnology Inc.	1,485,746	36,445
*	ImmunoGen Inc.	1,891,702	35,696
*	Sage Therapeutics Inc.	751,096	35,317
*	Beam Therapeutics Inc.	1,070,589	34,184
*	AtriCure Inc.	663,597	32,755
*	Certara Inc.	1,772,354	32,275
*	NuVasive Inc.	775,521	32,254
*	NeoGenomics Inc.	1,886,342	30,314
*	Mirati Therapeutics Inc.	774,183	27,971
*	Sotera Health Co.	1,462,055	27,545
*	Veracyte Inc.	1,070,790	27,273
*	CorVel Corp.	139,546	27,002
*,1	Corcept Therapeutics Inc.	1,201,611	26,736
*	Pacira BioSciences Inc.	646,035	25,887
*	Cerevel Therapeutics Holdings Inc.	811,669	25,803
*	Tandem Diabetes Care Inc.	955,503	23,448
*	Xencor Inc.	892,984	22,298
*	Relay Therapeutics Inc.	1,708,312	21,456
*	Integra LifeSciences Holdings Corp.	514,879	21,177
*	Ironwood Pharmaceuticals Inc. Class A	1,952,456	20,774
*	Maravai LifeSciences Holdings Inc. Class A	1,657,575	20,604

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Apollo Medical Holdings Inc.	638,193	20,167
*	PROCEPT BioRobotics Corp.	566,172	20,014
*	Zentalis Pharmaceuticals Inc.	703,539	19,847
*	Hims & Hers Health Inc.	2,079,669	19,549
*	SpringWorks Therapeutics Inc.	739,567	19,391
*	Silk Road Medical Inc.	544,010	17,675
*	Harmony Biosciences Holdings Inc.	487,582	17,158
*	Amylyx Pharmaceuticals Inc.	794,607	17,140
*	Arvinas Inc.	671,142	16,658
*	Twist Bioscience Corp.	802,788	16,425
*	Treace Medical Concepts Inc.	634,788	16,238
*	Outset Medical Inc.	727,890	15,919
*,1	Warby Parker Inc. Class A	1,212,121	14,170
*	AdaptHealth Corp. Class A	1,091,282	13,281
*	Kymera Therapeutics Inc.	572,461	13,161
*	Adaptive Biotechnologies Corp.	1,920,496	12,887
*	Cytek Biosciences Inc.	1,504,379	12,847
*	Nevro Corp.	503,128	12,789
*	Recursion Pharmaceuticals Inc. Class A	1,638,095	12,237
*	Verve Therapeutics Inc.	641,019	12,019
*	Phreesia Inc.	376,173	11,665
*	Agios Pharmaceuticals Inc.	410,964	11,638
*	REGENXBIO Inc.	578,486	11,564
*	Supernus Pharmaceuticals Inc.	382,679	11,503
*,1	LifeStance Health Group Inc.	1,114,229	10,173
*	EQRx Inc.	5,405,194	10,054
*	Health Catalyst Inc.	790,298	9,879
*	BioCryst Pharmaceuticals Inc.	1,396,854	9,834
*	Editas Medicine Inc.	1,162,578	9,568
*,1	Novavax Inc.	1,276,101	9,481
	HealthStream Inc.	362,928	8,913
*	Rocket Pharmaceuticals Inc.	446,152	8,865
*,1	Sana Biotechnology Inc.	1,415,849	8,438
*,1	Prime Medicine Inc.	574,937	8,423
*,1	Lyell Immunopharma Inc.	2,583,591	8,216
*	Agiliti Inc.	497,112	8,202
*	Alignment Healthcare Inc.	1,392,739	8,008
*	Arcus Biosciences Inc.	351,336	7,136
*	American Well Corp. Class A	3,299,775	6,930
		Shares	Market Value• ($000)
*	Accolade Inc.	490,015	6,600
*	OPKO Health Inc.	2,857,106	6,200
*	Theravance Biopharma Inc.	598,451	6,194
*	Fate Therapeutics Inc.	1,235,154	5,879
*	GoodRx Holdings Inc. Class A	1,045,017	5,768
*	Alector Inc.	924,483	5,556
*,1	Allogene Therapeutics Inc.	1,076,678	5,351
*	ACELYRIN Inc.	251,507	5,256
*	AnaptysBio Inc.	254,661	5,180
*	Cano Health Inc.	3,711,610	5,159
*,1	Clover Health Investments Corp. Class A	5,235,235	4,697
*,1	Butterfly Network Inc.	1,960,942	4,510
*,1	ImmunityBio Inc.	1,611,516	4,480
*	FibroGen Inc.	1,370,689	3,701
*	CareDx Inc.	378,073	3,214
*	Erasca Inc.	1,114,856	3,077
*,1	ProKidney Corp. Class A	250,485	2,803
*	Innovage Holding Corp.	298,153	2,236
*	Cullinan Oncology Inc.	189,340	2,037
*,1	P3 Health Partners Inc.	654,846	1,958
*,2	OmniAb Inc. 12.5 Earnout	45,320	—
*,2	OmniAb Inc. 15 Earnout	45,320	—
			5,909,483
Industrials (19.8%)
*	Fair Isaac Corp.	350,823	283,889
	Graco Inc.	2,362,821	204,030
*	Axon Enterprise Inc.	1,036,802	202,301
	Nordson Corp.	761,339	188,949
	Watsco Inc.	493,744	188,349
	Toro Co.	1,540,383	156,580
	Lennox International Inc.	471,948	153,888
	Cognex Corp.	2,551,067	142,911
*	WillScot Mobile Mini Holdings Corp.	2,988,288	142,810
*	Generac Holdings Inc.	917,612	136,843
*	Saia Inc.	391,839	134,170
	A O Smith Corp.	1,839,238	133,860
	Advanced Drainage Systems Inc.	1,107,908	126,058
*	TopBuild Corp.	468,849	124,723
*	WEX Inc.	632,167	115,099
*	Paylocity Holding Corp.	617,783	113,999
*	GXO Logistics Inc.	1,755,781	110,298
	Littelfuse Inc.	366,623	106,801
*	Trex Co. Inc.	1,606,278	105,308
	Curtiss-Wright Corp.	566,102	103,970
	Landstar System Inc.	530,547	102,152
	Genpact Ltd.	2,718,836	102,147
*	Chart Industries Inc.	630,758	100,789
	Eagle Materials Inc.	522,330	97,373
	BWX Technologies Inc.	1,349,950	96,616

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Jack Henry & Associates Inc.	537,851	89,999
	Simpson Manufacturing Co. Inc.	629,802	87,228
*	ATI Inc.	1,897,075	83,908
*	Euronet Worldwide Inc.	695,599	81,642
	Maximus Inc.	896,981	75,804
*	ExlService Holdings Inc.	466,004	70,395
	Exponent Inc.	750,126	70,002
	Badger Meter Inc.	432,456	63,813
*	AMN Healthcare Services Inc.	584,754	63,808
	Insperity Inc.	535,550	63,709
*	Aerojet Rocketdyne Holdings Inc.	1,134,319	62,240
	AAON Inc.	641,718	60,840
*	AZEK Co. Inc. Class A	2,003,109	60,674
	Franklin Electric Co. Inc.	580,544	59,738
*	Shift4 Payments Inc. Class A	846,780	57,505
	John Bean Technologies Corp.	469,261	56,921
*	MasTec Inc.	466,240	55,002
	Federal Signal Corp.	855,272	54,763
	Herc Holdings Inc.	398,891	54,588
*	Middleby Corp.	367,621	54,345
	Woodward Inc.	443,837	52,777
	Installed Building Products Inc.	357,001	50,037
	Armstrong World Industries Inc.	667,113	49,006
*	Itron Inc.	669,534	48,273
*	TriNet Group Inc.	483,185	45,888
*,1	Affirm Holdings Inc. Class A	2,964,003	45,438
*	Flywire Corp.	1,448,916	44,974
*,1	Bloom Energy Corp. Class A	2,708,911	44,291
	Comfort Systems USA Inc.	264,422	43,418
*	Core & Main Inc. Class A	1,367,244	42,849
	Forward Air Corp.	383,852	40,731
	FTAI Aviation Ltd.	1,252,537	39,655
*	Verra Mobility Corp. Class A	2,001,344	39,467
	Mueller Water Products Inc. Class A	2,312,851	37,538
*	ACI Worldwide Inc.	1,601,656	37,110
*	AeroVironment Inc.	354,877	36,297
*	Marqeta Inc. Class A	7,183,175	34,982
*	Masonite International Corp.	326,961	33,494
*	Remitly Global Inc.	1,710,170	32,185
	Helios Technologies Inc.	482,700	31,902
*,1	Enovix Corp.	1,753,834	31,639
*	Mercury Systems Inc.	817,399	28,274
		Shares	Market Value• ($000)
*	Kratos Defense & Security Solutions Inc.	1,886,835	27,057
*	Hayward Holdings Inc.	1,887,978	24,261
*	Dycom Industries Inc.	206,168	23,431
	Tennant Co.	273,696	22,199
*,1	PureCycle Technologies Inc.	1,935,919	20,695
	Lindsay Corp.	162,764	19,424
*	Legalzoom.com Inc.	1,554,175	18,774
*	Vicor Corp.	336,053	18,147
*	Payoneer Global Inc.	3,717,205	17,880
*	Gibraltar Industries Inc.	224,839	14,147
*	Cimpress plc	233,529	13,890
*,1	Virgin Galactic Holdings Inc.	3,551,517	13,780
*,1	Leonardo DRS Inc.	753,963	13,074
*	Janus International Group Inc.	1,193,310	12,721
	Enerpac Tool Group Corp. Class A	422,748	11,414
*	Air Transport Services Group Inc.	503,031	9,492
*	ZipRecruiter Inc. Class A	440,406	7,822
*,1	Symbotic Inc. Class A	181,682	7,778
*,1	Desktop Metal Inc. Class A	3,802,708	6,731
*,1	Nikola Corp.	4,363,012	6,021
*	CryoPort Inc.	319,925	5,519
*	Sterling Check Corp.	429,548	5,266
	Gorman-Rupp Co.	164,642	4,747
*	TaskUS Inc. Class A	380,235	4,304
*,1	Global Business Travel Group I	361,908	2,617
*	Forrester Research Inc.	85,240	2,480
*	Paymentus Holdings Inc. Class A	232,575	2,456
*	FARO Technologies Inc.	132,913	2,153
*,1	Atmus Filtration Technologies Inc.	90,593	1,989
*,1	TuSimple Holdings Inc. Class A	1,027,873	1,706
*	Hyliion Holdings Corp.	936,805	1,564
*	Microvast Holdings Inc.	572,011	915
*,2	Godha Cabcon & Insulation Ltd.	289	—
			6,035,516
Real Estate (5.7%)
	Equity LifeStyle Properties Inc.	2,475,702	165,600
	American Homes 4 Rent Class A	4,534,429	160,746
	CubeSmart	3,318,693	148,213
	Rexford Industrial Realty Inc.	2,797,981	146,111
	Americold Realty Trust Inc.	3,989,922	128,874

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Healthcare Realty Trust Inc. Class A	5,622,836	106,047
	Host Hotels & Resorts Inc.	5,249,163	88,343
	Spirit Realty Capital Inc.	2,085,387	82,123
	Ryman Hospitality Properties Inc.	830,214	77,143
	Terreno Realty Corp.	1,228,457	73,830
	Kite Realty Group Trust	3,235,663	72,285
	Lamar Advertising Co. Class A	646,784	64,193
	Independence Realty Trust Inc.	3,307,055	60,255
	Essential Properties Realty Trust Inc.	2,200,723	51,805
	National Storage Affiliates Trust	1,175,135	40,930
*	Opendoor Technologies Inc.	7,674,419	30,851
	Innovative Industrial Properties Inc.	414,529	30,265
	Phillips Edison & Co. Inc.	867,241	29,556
	St. Joe Co.	561,015	27,119
	Kilroy Realty Corp.	865,985	26,057
[1]	eXp World Holdings Inc.	1,134,435	23,006
	RLJ Lodging Trust	2,235,833	22,962
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	775,840	19,396
*	Redfin Corp.	1,556,496	19,332
	Paramount Group Inc.	2,731,389	12,100
	Universal Health Realty Income Trust	183,749	8,743
	Marcus & Millichap Inc.	170,844	5,383
	Alexander's Inc.	14,957	2,750
			1,724,018
Technology (21.2%)
	Entegris Inc.	2,210,728	244,993
*	PTC Inc.	1,661,351	236,410
*	Lattice Semiconductor Corp.	2,033,480	195,356
*	Manhattan Associates Inc.	916,334	183,157
*	Dynatrace Inc.	3,215,955	165,525
*	Pure Storage Inc. Class A	4,322,300	159,147
*	Ceridian HCM Holding Inc.	2,173,540	145,562
	National Instruments Corp.	1,941,681	111,453
	Vertiv Holdings Co. Class A	4,483,538	111,057
*	Coherent Corp.	2,057,404	104,886
*	SPS Commerce Inc.	539,345	103,587
*	Dropbox Inc. Class A	3,760,994	100,306
*	Nutanix Inc. Class A	3,480,375	97,625
*	Novanta Inc.	528,555	97,307
		Shares	Market Value• ($000)
*	Wolfspeed Inc.	1,737,508	96,588
	Universal Display Corp.	663,788	95,672
*	Guidewire Software Inc.	1,203,529	91,565
*	Axcelis Technologies Inc.	482,674	88,489
*	Five9 Inc.	1,049,743	86,551
*	Onto Innovation Inc.	722,291	84,125
*	Confluent Inc. Class A	2,353,460	83,101
*	Super Micro Computer Inc.	329,722	82,183
*	UiPath Inc. Class A	4,947,387	81,978
	Power Integrations Inc.	846,298	80,119
*	Procore Technologies Inc.	1,139,011	74,115
*	Tenable Holdings Inc.	1,693,630	73,758
	Dolby Laboratories Inc. Class A	878,548	73,517
*	Aspen Technology Inc.	430,394	72,138
*	Smartsheet Inc. Class A	1,862,699	71,267
*	Silicon Laboratories Inc.	448,457	70,740
*	Workiva Inc. Class A	694,305	70,583
*	Elastic NV	1,097,335	70,361
*	Fabrinet	535,522	69,554
*	AppLovin Corp. Class A	2,602,077	66,951
*	Qualys Inc.	517,057	66,788
*	DoubleVerify Holdings Inc.	1,598,141	62,200
	Advanced Energy Industries Inc.	553,574	61,696
*	Gitlab Inc. Class A	1,197,704	61,215
*	Altair Engineering Inc. Class A	789,760	59,895
*	Diodes Inc.	642,210	59,398
*	Box Inc. Class A	2,021,642	59,396
*	Toast Inc. Class A	2,553,889	57,641
*	Samsara Inc. Class A	2,069,995	57,360
*	IPG Photonics Corp.	419,679	57,001
*	New Relic Inc.	830,450	54,345
*,1	C3.ai Inc. Class A	1,446,615	52,700
*	Rambus Inc.	804,384	51,617
*	MACOM Technology Solutions Holdings Inc.	786,050	51,510
*	SentinelOne Inc. Class A	3,301,021	49,845
*	Appfolio Inc. Class A	276,342	47,570
*	CommVault Systems Inc.	650,171	47,215
*	Ambarella Inc.	554,232	46,373
*	Schrodinger Inc.	922,073	46,030
*	Allegro MicroSystems Inc.	992,357	44,795
*	Rogers Corp.	275,147	44,555
*,1	MicroStrategy Inc. Class A	130,054	44,533
*	BlackLine Inc.	804,934	43,322
*	Envestnet Inc.	723,991	42,969
*	Perficient Inc.	515,112	42,924
*	Varonis Systems Inc. Class B	1,541,069	41,070
*	Alteryx Inc. Class A	878,794	39,897

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	RingCentral Inc. Class A	1,203,492	39,390
*	Freshworks Inc. Class A	2,236,088	39,310
*	FormFactor Inc.	1,140,662	39,033
*	Rapid7 Inc.	847,735	38,385
*	Alarm.com Holdings Inc.	700,077	36,180
*	Yelp Inc. Class A	967,026	35,209
*	HashiCorp Inc. Class A	1,324,676	34,680
*,1	DigitalOcean Holdings Inc.	853,594	34,263
*	MaxLinear Inc. Class A	1,064,340	33,591
*,1	IonQ Inc.	2,377,861	32,172
*	Braze Inc. Class A	731,459	32,031
*	Sprout Social Inc. Class A	674,895	31,153
*	Cargurus Inc. Class A	1,367,081	30,937
	Pegasystems Inc.	613,329	30,237
*	Impinj Inc.	334,944	30,028
*	nCino Inc.	995,276	29,978
	Clear Secure Inc. Class A	1,267,860	29,376
*	Appian Corp. Class A	616,047	29,324
*	JFrog Ltd.	1,054,477	29,209
*	SiTime Corp.	243,429	28,717
*	Blackbaud Inc.	398,189	28,343
*	PagerDuty Inc.	1,215,744	27,330
*	Fastly Inc. Class A	1,690,023	26,652
*	LiveRamp Holdings Inc.	932,735	26,639
*	Magnite Inc.	1,904,404	25,995
*	Asana Inc. Class A	1,155,113	25,459
*	Q2 Holdings Inc.	817,509	25,261
*	Semtech Corp.	945,693	24,077
*	Bumble Inc. Class A	1,423,994	23,895
*	Paycor HCM Inc.	913,612	21,625
*	Zuora Inc. Class A	1,909,329	20,945
*	Credo Technology Group Holding Ltd.	1,203,467	20,868
*	Squarespace Inc. Class A	645,398	20,356
*	Jamf Holding Corp.	1,008,327	19,683
*	Sprinklr Inc. Class A	1,379,626	19,080
*	PROS Holdings Inc.	612,741	18,872
*	Veeco Instruments Inc.	726,128	18,647
*	3D Systems Corp.	1,842,428	18,295
*	Zeta Global Holdings Corp. Class A	1,990,377	16,998
	Shutterstock Inc.	346,495	16,864
*	Yext Inc.	1,470,419	16,630
*	Upwork Inc.	1,776,125	16,589
*	Everbridge Inc.	599,565	16,128
*	Intapp Inc.	347,858	14,579
*	ForgeRock Inc. Class A	689,351	14,159
*	Digital Turbine Inc.	1,397,118	12,965
*,1	Xometry Inc. Class A	601,065	12,731
*	Vertex Inc. Class A	637,078	12,423
*	EngageSmart Inc.	616,319	11,766
*	PubMatic Inc. Class A	630,963	11,534
*	AvePoint Inc.	1,982,689	11,420
*	Eventbrite Inc. Class A	1,156,946	11,049
		Shares	Market Value• ($000)
*	Thoughtworks Holding Inc.	1,407,277	10,625
*	nLight Inc.	644,141	9,933
*	Olo Inc. Class A	1,467,256	9,479
*	BigCommerce Holdings Inc.	936,999	9,323
*	Amplitude Inc. Class A	826,583	9,092
*	Planet Labs PBC	2,814,705	9,063
*	SmartRent Inc. Class A	2,359,448	9,037
*	Alkami Technology Inc.	548,710	8,993
*	Vimeo Inc.	2,081,520	8,576
*	CEVA Inc.	328,979	8,405
*	Consensus Cloud Solutions Inc.	261,627	8,110
*	N-able Inc.	471,017	6,787
*	Definitive Healthcare Corp. Class A	570,396	6,274
*,1	MeridianLink Inc.	298,137	6,201
*	Matterport Inc.	1,843,415	5,807
*	Nextdoor Holdings Inc.	1,647,534	5,371
*	NerdWallet Inc. Class A	535,988	5,044
*	SEMrush Holdings Inc. Class A	525,024	5,025
*,1	Rumble Inc.	494,362	4,410
*	Enfusion Inc. Class A	388,558	4,360
*	EverCommerce Inc.	277,974	3,291
*,1	MediaAlpha Inc. Class A	295,698	3,049
*	LivePerson Inc.	554,950	2,508
*	SecureWorks Corp. Class A	112,127	811
			6,464,220
Telecommunications (1.9%)
	Iridium Communications Inc.	1,673,262	103,943
*	Ciena Corp.	2,201,860	93,557
*	Roku Inc. Class A	911,689	58,312
*	Lumentum Holdings Inc.	964,996	54,744
*	Viasat Inc.	1,080,364	44,576
	Cable One Inc.	66,973	44,007
	Cogent Communications Holdings Inc.	640,570	43,104
*	Calix Inc.	832,544	41,552
	InterDigital Inc.	197,698	19,088
*,1	Infinera Corp.	2,835,531	13,696
*	Globalstar Inc.	10,723,833	11,582
	ADTRAN Holdings Inc.	1,046,772	11,022
*	Gogo Inc.	475,340	8,085
	Shenandoah Telecommunications Co.	352,843	6,856
	ATN International Inc.	162,944	5,964
*,1	fuboTV Inc.	2,049,688	4,263
*	8x8 Inc.	794,379	3,360
*	WideOpenWest Inc.	376,828	3,180
			570,891
Utilities (1.4%)
*	Clean Harbors Inc.	719,049	118,233

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Casella Waste Systems Inc. Class A	831,622	75,220
	Vistra Corp.	2,756,701	72,363
	Ormat Technologies Inc.	750,342	60,373
*	Sunrun Inc.	3,028,546	54,090
*,1	Sunnova Energy International Inc.	1,461,526	26,761
	California Water Service Group	413,932	21,371
*,1	NuScale Power Corp.	390,285	2,654
			431,065
Total Common Stocks (Cost $26,131,912)			30,441,914
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[3,4]	Vanguard Market Liquidity Fund, 5.150% (Cost $802,673)	8,029,422	802,781
Total Investments (102.5%) (Cost $26,934,585)			31,244,695
Other Assets and Liabilities—Net (-2.5%)			(769,688)
Net Assets (100%)			30,475,007
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $729,107,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $771,498,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	166	15,801	109

Small-Cap Growth Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Elastic NV	8/31/23	BANA	2,913	(5.073)	—	(360)
Fisker Inc. Class A	1/31/24	GSI	4,816	(5.076)	—	(313)
Middleby Corp.	8/31/23	BANA	3,696	(5.073)	428	—
Novocure Ltd.	8/31/23	BANA	12,926	(5.073)	—	(5,509)
Wolfspeed Inc.	8/31/23	BANA	4,804	(5.073)	736	—
					1,164	(6,182)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $26,131,912)	30,441,914
Affiliated Issuers (Cost $802,673)	802,781
Total Investments in Securities	31,244,695
Investment in Vanguard	1,001
Cash Collateral Pledged—Futures Contracts	530
Cash Collateral Pledged—Over-the-Counter Swap Contracts	5,310
Receivables for Investment Securities Sold	17,838
Receivables for Accrued Income	14,539
Receivables for Capital Shares Issued	8,171
Variation Margin Receivable—Futures Contracts	26
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,164
Total Assets	31,293,274
Liabilities
Due to Custodian	18,509
Payables for Investment Securities Purchased	10,343
Collateral for Securities on Loan	771,498
Payables for Capital Shares Redeemed	10,885
Payables to Vanguard	850
Unrealized Depreciation—Over-the-Counter Swap Contracts	6,182
Total Liabilities	818,267
Net Assets	30,475,007
1 Includes $729,107,000 of securities on loan.

Small-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	31,193,584
Total Distributable Earnings (Loss)	(718,577)
Net Assets	30,475,007

Investor Shares—Net Assets
Applicable to 1,385,411 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	89,467
Net Asset Value Per Share—Investor Shares	$64.58

ETF Shares—Net Assets
Applicable to 61,781,268 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,189,161
Net Asset Value Per Share—ETF Shares	$229.67

Admiral Shares—Net Assets
Applicable to 159,510,323 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,880,680
Net Asset Value Per Share—Admiral Shares	$80.75

Institutional Shares—Net Assets
Applicable to 51,272,835 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,315,699
Net Asset Value Per Share—Institutional Shares	$64.67
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends	58,818
Interest[1]	1,038
Securities Lending—Net	27,540
Total Income	87,396
Expenses
The Vanguard Group—Note B
Investment Advisory Services	324
Management and Administrative—Investor Shares	76
Management and Administrative—ETF Shares	3,682
Management and Administrative—Admiral Shares	3,643
Management and Administrative—Institutional Shares	775
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	405
Marketing and Distribution—Admiral Shares	333
Marketing and Distribution—Institutional Shares	54
Custodian Fees	132
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	260
Shareholders’ Reports—Admiral Shares	84
Shareholders’ Reports—Institutional Shares	55
Trustees’ Fees and Expenses	7
Other Expenses	13
Total Expenses	9,846
Net Investment Income	77,550
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(554,930)
Futures Contracts	789
Swap Contracts	(6,099)
Realized Net Gain (Loss)	(560,240)

Small-Cap Growth Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	4,416,068
Futures Contracts	(35)
Swap Contracts	(1,740)
Change in Unrealized Appreciation (Depreciation)	4,414,293
Net Increase (Decrease) in Net Assets Resulting from Operations	3,931,603
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $998,000, ($37,000), and ($64,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $571,522,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	77,550	211,970
Realized Net Gain (Loss)	(560,240)	(631,355)
Change in Unrealized Appreciation (Depreciation)	4,414,293	(10,014,591)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,931,603	(10,433,976)
Distributions
Investor Shares	(225)	(378)
ETF Shares	(42,950)	(65,152)
Admiral Shares	(39,571)	(62,927)
Institutional Shares	(10,357)	(16,002)
Total Distributions	(93,103)	(144,459)
Capital Share Transactions
Investor Shares	(2,254)	(30,485)
ETF Shares	401,673	383,979
Admiral Shares	(250,963)	(400,974)
Institutional Shares	(44,930)	230,883
Net Increase (Decrease) from Capital Share Transactions	103,526	183,403
Total Increase (Decrease)	3,942,026	(10,395,032)
Net Assets
Beginning of Period	26,532,981	36,928,013
End of Period	30,475,007	26,532,981
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$56.38	$79.21	$75.20	$55.89	$42.36	$45.24
Investment Operations
Net Investment Income[1]	.125	.371	.257	.241	.178	.274
Net Realized and Unrealized Gain (Loss) on Investments	8.236	(22.943)	3.938	19.331	13.617	(2.879)
Total from Investment Operations	8.361	(22.572)	4.195	19.572	13.795	(2.605)
Distributions
Dividends from Net Investment Income	(.161)	(.258)	(.185)	(.262)	(.265)	(.275)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.161)	(.258)	(.185)	(.262)	(.265)	(.275)
Net Asset Value, End of Period	$64.58	$56.38	$79.21	$75.20	$55.89	$42.36
Total Return[2]	14.85%	-28.49%	5.58%	35.12%	32.60%	-5.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$89	$80	$149	$209	$171	$1,461
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%[3]	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.56%	0.60%	0.32%	0.42%	0.35%	0.58%
Portfolio Turnover Rate[4]	9%	24%	29%	24%	18%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$200.53	$281.61	$267.36	$198.68	$150.57	$160.81
Investment Operations
Net Investment Income[1]	.587	1.623	1.291	1.129	1.175	1.214
Net Realized and Unrealized Gain (Loss) on Investments	29.256	(81.603)	13.975	68.729	48.077	(10.263)
Total from Investment Operations	29.843	(79.980)	15.266	69.858	49.252	(9.049)
Distributions
Dividends from Net Investment Income	(.703)	(1.100)	(1.016)	(1.178)	(1.142)	(1.191)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.703)	(1.100)	(1.016)	(1.178)	(1.142)	(1.191)
Net Asset Value, End of Period	$229.67	$200.53	$281.61	$267.36	$198.68	$150.57
Total Return	14.91%	-28.40%	5.71%	35.29%	32.75%	-5.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,189	$12,036	$16,379	$14,436	$9,833	$7,286
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.70%	0.74%	0.45%	0.55%	0.64%	0.70%
Portfolio Turnover Rate[3]	9%	24%	29%	24%	18%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$70.51	$99.01	$94.02	$69.87	$52.95	$56.55
Investment Operations
Net Investment Income[1]	.205	.568	.448	.392	.419	.423
Net Realized and Unrealized Gain (Loss) on Investments	10.282	(28.682)	4.899	24.172	16.902	(3.605)
Total from Investment Operations	10.487	(28.114)	5.347	24.564	17.321	(3.182)
Distributions
Dividends from Net Investment Income	(.247)	(.386)	(.357)	(.414)	(.401)	(.418)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.247)	(.386)	(.357)	(.414)	(.401)	(.418)
Net Asset Value, End of Period	$80.75	$70.51	$99.01	$94.02	$69.87	$52.95
Total Return[2]	14.90%	-28.39%	5.69%	35.30%	32.76%	-5.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,881	$11,482	$16,594	$16,149	$12,717	$8,560
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.69%	0.73%	0.45%	0.54%	0.65%	0.70%
Portfolio Turnover Rate[4]	9%	24%	29%	24%	18%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$56.46	$79.29	$75.29	$55.95	$42.40	$45.29
Investment Operations
Net Investment Income[1]	.167	.465	.367	.319	.327	.335
Net Realized and Unrealized Gain (Loss) on Investments	8.244	(22.979)	3.927	19.358	13.550	(2.886)
Total from Investment Operations	8.411	(22.514)	4.294	19.677	13.877	(2.551)
Distributions
Dividends from Net Investment Income	(.201)	(.316)	(.294)	(.337)	(.327)	(.339)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.201)	(.316)	(.294)	(.337)	(.327)	(.339)
Net Asset Value, End of Period	$64.67	$56.46	$79.29	$75.29	$55.95	$42.40
Total Return	14.92%	-28.39%	5.70%	35.31%	32.77%	-5.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,316	$2,935	$3,805	$3,676	$3,218	$2,858
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.70%	0.75%	0.46%	0.55%	0.64%	0.71%
Portfolio Turnover Rate[3]	9%	24%	29%	24%	18%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in

Small-Cap Growth Index Fund
respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Small-Cap Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.

Small-Cap Growth Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $1,001,000, representing less than 0.01% of the fund’s net assets and 0.40% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	30,441,914	—	—	30,441,914
Temporary Cash Investments	802,781	—	—	802,781
Total	31,244,695	—	—	31,244,695

Derivative Financial Instruments
Assets
Futures Contracts[1]	109	—	—	109
Swap Contracts	—	1,164	—	1,164
Total	109	1,164	—	1,273
Liabilities
Swap Contracts	—	6,182	—	6,182
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	27,065,619
Gross Unrealized Appreciation	8,555,675
Gross Unrealized Depreciation	(4,381,508)
Net Unrealized Appreciation (Depreciation)	4,174,167
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $4,278,431,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2023, the fund purchased $4,141,569,000 of investment securities and sold $3,993,905,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,609,929,000 and $1,416,257,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $450,597,000 and sales were $535,309,000,

Small-Cap Growth Index Fund
resulting in net realized loss of $282,497,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	6,569	107	11,003	172
Issued in Lieu of Cash Distributions	225	3	378	7
Redeemed	(9,048)	(148)	(41,866)	(639)
Net Increase (Decrease)—Investor Shares	(2,254)	(38)	(30,485)	(460)
ETF Shares
Issued	1,868,265	8,559	4,457,870	20,609
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,466,592)	(6,800)	(4,073,891)	(18,750)
Net Increase (Decrease)—ETF Shares	401,673	1,759	383,979	1,859
Admiral Shares
Issued	675,925	8,842	1,685,175	21,680
Issued in Lieu of Cash Distributions	35,251	467	56,168	800
Redeemed	(962,139)	(12,650)	(2,142,317)	(27,226)
Net Increase (Decrease)—Admiral Shares	(250,963)	(3,341)	(400,974)	(4,746)
Institutional Shares
Issued	282,003	4,623	652,486	10,669
Issued in Lieu of Cash Distributions	9,663	160	14,928	265
Redeemed	(336,596)	(5,491)	(436,531)	(6,944)
Net Increase (Decrease)—Institutional Shares	(44,930)	(708)	230,883	3,990
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.

Small-Cap Growth Index Fund
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.

Small-Cap Value Index Fund
Fund Allocation
As of June 30, 2023
Basic Materials	5.5%
Consumer Discretionary	15.8
Consumer Staples	3.4
Energy	4.5
Financials	19.9
Health Care	6.2
Industrials	24.0
Real Estate	8.9
Technology	6.3
Telecommunications	0.8
Utilities	4.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Small-Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (5.5%)
	Reliance Steel & Aluminum Co.	1,052,218	285,772
	Steel Dynamics Inc.	1,437,405	156,577
*	Cleveland-Cliffs Inc.	9,221,053	154,545
	Olin Corp.	2,342,879	120,401
	Commercial Metals Co.	2,096,470	110,400
	Alcoa Corp.	3,194,745	108,398
	Timken Co.	1,166,566	106,776
	UFP Industries Inc.	1,056,064	102,491
*	Univar Solutions Inc.	2,823,048	101,178
	Chemours Co.	2,670,229	98,505
	Valvoline Inc.	2,485,262	93,222
	United States Steel Corp.	3,647,349	91,220
	Mueller Industries Inc.	969,008	84,575
	Huntsman Corp.	3,122,736	84,376
	Element Solutions Inc.	3,888,959	74,668
	Ashland Inc.	850,228	73,893
	Cabot Corp.	1,004,651	67,201
	Avient Corp.	1,629,966	66,666
	Boise Cascade Co.	708,357	64,000
	Sensient Technologies Corp.	755,809	53,761
*	Arconic Corp.	1,793,499	53,052
	Carpenter Technology Corp.	868,685	48,759
	Scotts Miracle-Gro Co.	752,196	47,155
	Innospec Inc.	444,920	44,688
	Materion Corp.	368,702	42,106
	Worthington Industries Inc.	534,076	37,102
	Stepan Co.	379,691	36,283
	Westlake Corp.	285,447	34,102
	Minerals Technologies Inc.	582,236	33,589
	Hecla Mining Co.	5,207,511	26,819
	Tronox Holdings plc	2,102,973	26,729
*	Ecovyst Inc.	1,766,492	20,244
	Kaiser Aluminum Corp.	271,551	19,454
		Shares	Market Value• ($000)
	GrafTech International Ltd.	3,444,503	17,360
*	Coeur Mining Inc.	5,362,257	15,229
	Mativ Holdings Inc.	932,122	14,094
	Schnitzer Steel Industries Inc. Class A	438,855	13,161
	Compass Minerals International Inc.	368,004	12,512
	Koppers Holdings Inc.	354,002	12,071
			2,653,134
Consumer Discretionary (15.8%)
	Aramark	4,664,907	200,824
	Tapestry Inc.	4,149,534	177,600
	Service Corp. International	2,570,541	166,031
*	Norwegian Cruise Line Holdings Ltd.	7,594,451	165,331
	Hasbro Inc.	2,357,285	152,681
	Lear Corp.	1,056,877	151,715
*	BJ's Wholesale Club Holdings Inc.	2,405,487	151,570
	Lithia Motors Inc. Class A	492,844	149,879
	Toll Brothers Inc.	1,882,878	148,879
	Bath & Body Works Inc.	3,893,445	146,004
	Whirlpool Corp.	980,604	145,904
	Dick's Sporting Goods Inc.	1,065,573	140,858
	Interpublic Group of Cos. Inc.	3,455,858	133,327
*	Mattel Inc.	6,337,416	123,833
*	Alaska Air Group Inc.	2,290,803	121,825
	Polaris Inc.	967,807	117,037
	Williams-Sonoma Inc.	925,072	115,763
*,1	GameStop Corp. Class A	4,636,853	112,444
*	Light & Wonder Inc.	1,631,711	112,196
	New York Times Co. Class A	2,788,039	109,793
	Murphy USA Inc.	350,973	109,191
*	AutoNation Inc.	653,217	107,526
*	American Airlines Group Inc.	5,842,489	104,814

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	PVH Corp.	1,124,038	95,509
*	Asbury Automotive Group Inc.	385,482	92,678
	Wynn Resorts Ltd.	865,521	91,408
*	Taylor Morrison Home Corp. Class A	1,855,052	90,471
	Thor Industries Inc.	862,240	89,242
	Meritage Homes Corp.	625,065	88,928
	U-Haul Holding Co. (XNYS)	1,739,653	88,148
	H&R Block Inc.	2,725,732	86,869
	Ralph Lauren Corp. Class A	661,904	81,613
	Harley-Davidson Inc.	2,315,868	81,542
*	Avis Budget Group Inc.	355,773	81,355
*	Capri Holdings Ltd.	2,250,002	80,753
	Macy's Inc.	4,873,289	78,216
*	Coty Inc. Class A	6,103,322	75,010
	Academy Sports & Outdoors Inc.	1,378,613	74,514
*	Goodyear Tire & Rubber Co.	5,071,762	69,382
	Marriott Vacations Worldwide Corp.	559,784	68,697
	KB Home	1,328,384	68,691
	Leggett & Platt Inc.	2,262,747	67,023
*	Penn Entertainment Inc.	2,758,020	66,275
	Wendy's Co.	3,016,324	65,605
	TEGNA Inc.	4,026,966	65,398
	Group 1 Automotive Inc.	240,383	62,043
	Penske Automotive Group Inc.	370,358	61,713
	VF Corp.	3,129,933	59,750
*	Tri Pointe Homes Inc.	1,790,859	58,848
	Newell Brands Inc.	6,667,042	58,003
*	Lyft Inc. Class A	5,618,107	53,878
	Travel + Leisure Co.	1,296,725	52,310
*	JetBlue Airways Corp.	5,866,953	51,981
	Nexstar Media Group Inc. Class A	304,704	50,748
	Signet Jewelers Ltd.	767,160	50,065
	MDC Holdings Inc.	1,046,539	48,947
	Carter's Inc.	640,527	46,502
*	Helen of Troy Ltd.	430,035	46,452
	Kohl's Corp.	1,981,007	45,662
	Rush Enterprises Inc. Class A	749,388	45,518
	Foot Locker Inc.	1,671,393	45,311
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,363,230	44,618
	Gap Inc.	4,934,646	44,066
	Kontoor Brands Inc.	1,003,252	42,237
	Bloomin' Brands Inc.	1,561,833	41,998
*	Hertz Global Holdings Inc.	2,255,898	41,486
		Shares	Market Value• ($000)
	Red Rock Resorts Inc. Class A	884,964	41,399
*,1	AMC Entertainment Holdings Inc. Class A	9,286,208	40,859
	Dana Inc.	2,324,252	39,512
	Advance Auto Parts Inc.	531,471	37,362
	American Eagle Outfitters Inc.	3,148,648	37,154
	Cracker Barrel Old Country Store Inc.	396,253	36,923
	Graham Holdings Co. Class B	64,222	36,702
*	Urban Outfitters Inc.	1,077,550	35,699
[1]	Nordstrom Inc.	1,732,365	35,461
*	National Vision Holdings Inc.	1,396,816	33,929
	PriceSmart Inc.	443,710	32,861
*	SkyWest Inc.	794,999	32,372
*	Cinemark Holdings Inc.	1,957,260	32,295
*	Abercrombie & Fitch Co. Class A	850,743	32,056
*	PowerSchool Holdings Inc. Class A	1,614,915	30,909
	Laureate Education Inc.	2,530,698	30,596
*	OPENLANE Inc.	1,953,820	29,737
	Acushnet Holdings Corp.	542,324	29,654
*	Knowles Corp.	1,635,116	29,530
*	ODP Corp.	621,505	29,099
*	Brinker International Inc.	792,506	29,006
	Cheesecake Factory Inc.	826,829	28,592
	Hanesbrands Inc.	5,940,680	26,971
*	PROG Holdings Inc.	836,295	26,862
	Strategic Education Inc.	395,866	26,856
	Oxford Industries Inc.	268,100	26,386
*	Central Garden & Pet Co. Class A	702,838	25,625
*	Adtalem Global Education Inc.	740,933	25,444
	John Wiley & Sons Inc. Class A	747,000	25,420
	Upbound Group Inc.	800,547	24,921
*	Under Armour Inc. Class A	3,377,388	24,385
*	Victoria's Secret & Co.	1,390,943	24,244
*	Sally Beauty Holdings Inc.	1,924,228	23,764
[1]	Dillard's Inc. Class A	70,167	22,894
	HNI Corp.	788,885	22,231
	La-Z-Boy Inc.	771,814	22,105
	Matthews International Corp. Class A	517,679	22,063
*	Liberty Media Corp.-Liberty SiriusXM Class A	664,407	21,799
*	Under Armour Inc. Class C	3,167,249	21,252

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Steven Madden Ltd.	611,937	20,004
	MillerKnoll Inc.	1,353,028	19,998
	Wolverine World Wide Inc.	1,350,033	19,832
	Scholastic Corp.	505,477	19,658
	Buckle Inc.	541,618	18,740
*	Lions Gate Entertainment Corp. Class B	2,215,141	18,496
	Krispy Kreme Inc.	1,203,681	17,730
	Sturm Ruger & Co. Inc.	316,811	16,778
	Spirit Airlines Inc.	976,479	16,756
*	American Axle & Manufacturing Holdings Inc.	1,988,870	16,448
	Dine Brands Global Inc.	266,222	15,449
*	Vista Outdoor Inc.	510,647	14,130
*	Stride Inc.	365,724	13,616
*	G-III Apparel Group Ltd.	693,316	13,360
	Steelcase Inc. Class A	1,589,783	12,257
	Sonic Automotive Inc. Class A	251,085	11,969
	Levi Strauss & Co. Class A	795,479	11,479
*	EW Scripps Co. Class A	1,230,117	11,256
	Monro Inc.	266,993	10,848
[1]	Guess? Inc.	547,688	10,653
*	Lions Gate Entertainment Corp. Class A	1,117,428	9,867
*	GoPro Inc. Class A	2,199,174	9,105
*	Clear Channel Outdoor Holdings Inc.	6,478,721	8,876
[1]	Designer Brands Inc. Class A	876,393	8,852
	U-Haul Holding Co.	155,795	8,619
[1]	Sinclair Inc.	562,008	7,767
*	Udemy Inc.	723,743	7,766
	Caleres Inc.	308,458	7,381
*	Central Garden & Pet Co.	169,327	6,565
*	AMC Networks Inc. Class A	544,210	6,503
*	Petco Health & Wellness Co. Inc. Class A	717,255	6,384
*	BJ's Restaurants Inc.	200,097	6,363
[1]	Cricut Inc. Class A	505,744	6,170
	Rush Enterprises Inc. Class B	90,177	6,137
*	Cava Group Inc.	149,773	6,133
*	Sleep Number Corp.	188,563	5,144
	Smith & Wesson Brands Inc.	390,052	5,086
*	Hawaiian Holdings Inc.	438,125	4,719
	Interface Inc. Class A	493,111	4,334
		Shares	Market Value• ($000)
*	iHeartMedia Inc. Class A	927,384	3,376
*	Qurate Retail Inc. Class A	3,156,028	3,124
*,1	SES AI Corp.	1,095,279	2,672
*	2U Inc.	341,549	1,376
*	Vacasa Inc. Class A	586,884	398
*	Savers Value Village Inc.	15,560	369
*	Cars.com Inc.	140	3
	Big Lots Inc.	63	1
*	Children's Place Inc.	28	1
*	Genesco Inc.	21	1
*	Zumiez Inc.	35	1
			7,571,967
Consumer Staples (3.4%)
	Bunge Ltd.	2,695,616	254,331
*	US Foods Holding Corp.	3,998,275	175,924
*	Performance Food Group Co.	2,795,453	168,398
	Ingredion Inc.	1,122,753	118,956
	Molson Coors Beverage Co. Class B	1,614,249	106,282
	Flowers Foods Inc.	3,032,509	75,449
*	Sprouts Farmers Market Inc.	1,843,356	67,707
*	Hostess Brands Inc. Class A	2,377,160	60,190
	Spectrum Brands Holdings Inc.	733,650	57,261
*	TreeHouse Foods Inc.	1,007,508	50,758
*	Grocery Outlet Holding Corp.	1,582,308	48,434
	Energizer Holdings Inc.	1,278,802	42,942
*	Post Holdings Inc.	456,122	39,523
	Edgewell Personal Care Co.	869,763	35,930
	Lancaster Colony Corp.	172,337	34,655
	Vector Group Ltd.	2,372,118	30,387
	Nu Skin Enterprises Inc. Class A	892,737	29,639
	Reynolds Consumer Products Inc.	939,317	26,536
	Andersons Inc.	543,151	25,066
*	Herbalife Ltd.	1,681,281	22,260
	Universal Corp.	417,351	20,843
*	United Natural Foods Inc.	1,062,659	20,775
*	Hain Celestial Group Inc.	1,600,195	20,018
	Weis Markets Inc.	288,736	18,540
	Fresh Del Monte Produce Inc.	687,002	17,663
[1]	B&G Foods Inc.	1,227,287	17,084
	Seaboard Corp.	4,153	14,788
*	Pilgrim's Pride Corp.	635,290	13,652
*	Duckhorn Portfolio Inc.	721,498	9,358
	ACCO Brands Corp.	1,613,216	8,405

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	USANA Health Sciences Inc.	103,578	6,530
*,1	BRC Inc. Class A	786,289	4,057
			1,642,341
Energy (4.5%)
	Chesapeake Energy Corp.	2,275,940	190,451
	APA Corp.	5,523,272	188,730
	Ovintiv Inc.	4,376,758	166,623
	Range Resources Corp.	4,103,265	120,636
*	Southwestern Energy Co.	19,711,161	118,464
	HF Sinclair Corp.	2,581,597	115,165
*	Antero Resources Corp.	4,835,992	111,373
	Chord Energy Corp.	706,714	108,693
	Murphy Oil Corp.	2,655,290	101,698
	DT Midstream Inc.	1,734,415	85,975
	PBF Energy Inc. Class A	2,031,084	83,153
	Equitrans Midstream Corp.	7,364,042	70,400
	Antero Midstream Corp.	6,007,627	69,688
	Arcosa Inc.	866,697	65,670
	California Resources Corp.	1,262,312	57,170
*	CNX Resources Corp.	2,814,248	49,868
	Peabody Energy Corp.	2,200,957	47,673
	Permian Resources Corp. Class A	4,217,554	46,224
	Patterson-UTI Energy Inc.	3,540,237	42,377
	Warrior Met Coal Inc.	930,535	36,244
	Arch Resources Inc.	317,505	35,802
	SM Energy Co.	1,078,076	34,100
	Helmerich & Payne Inc.	825,886	29,278
	Delek US Holdings Inc.	1,175,959	28,164
	Archrock Inc.	2,663,553	27,301
	World Kinect Corp.	1,055,962	21,837
*	NOW Inc.	1,913,827	19,827
	CVR Energy Inc.	539,570	16,166
*	NexTier Oilfield Solutions Inc.	1,752,610	15,668
*	ProPetro Holding Corp.	1,752,315	14,439
*	MRC Global Inc.	1,431,281	14,413
	Core Laboratories Inc.	417,424	9,705
	Vitesse Energy Inc.	386,288	8,653
[1]	Crescent Energy Co. Class A	692,157	7,212
*,1	ProFrac Holding Corp. Class A	426,664	4,762
*	Transocean Ltd.	1,540	11
*	NEXTracker Inc. Class A	70	3
*	Fluence Energy Inc. Class A	91	2
		Shares	Market Value• ($000)
	Atlas Energy Solutions Inc. Class A	42	1
*	OPAL Fuels Inc. Class A	28	—
			2,163,619
Financials (19.8%)
	First Citizens BancShares Inc. Class A	181,397	232,814
	RenaissanceRe Holdings Ltd.	899,054	167,692
	Reinsurance Group of America Inc.	1,191,001	165,180
	American Financial Group Inc.	1,295,705	153,865
	New York Community Bancorp Inc.	12,927,767	145,308
	Carlyle Group Inc.	4,538,390	145,002
	Unum Group	2,998,262	143,017
	Brown & Brown Inc.	2,030,504	139,780
	Invesco Ltd.	8,204,421	137,916
	East West Bancorp Inc.	2,533,376	133,737
	Ally Financial Inc.	4,847,845	130,940
	Primerica Inc.	653,468	129,230
	SEI Investments Co.	2,146,874	127,997
	Voya Financial Inc.	1,759,865	126,200
	Assurant Inc.	951,483	119,620
	Old Republic International Corp.	4,716,248	118,708
	Webster Financial Corp.	3,129,594	118,142
	Cullen/Frost Bankers Inc.	1,037,785	111,593
	First Horizon Corp.	9,628,047	108,508
	AGNC Investment Corp.	10,666,877	108,056
	Stifel Financial Corp.	1,805,189	107,716
	RLI Corp.	771,604	105,301
	Selective Insurance Group Inc.	1,082,901	103,904
[1]	Starwood Property Trust Inc.	5,308,937	102,993
	First American Financial Corp.	1,755,728	100,112
	Comerica Inc.	2,357,407	99,860
	Commerce Bancshares Inc.	2,009,205	97,848
	Jefferies Financial Group Inc.	2,924,677	97,012
	Affiliated Managers Group Inc.	646,068	96,839
	OneMain Holdings Inc.	2,159,290	94,339
	Prosperity Bancshares Inc.	1,605,822	90,697
	SouthState Corp.	1,361,318	89,575
	Annaly Capital Management Inc.	4,422,274	88,490
	Equitable Holdings Inc.	3,187,682	86,577
	Essent Group Ltd.	1,824,241	85,375
	Globe Life Inc.	768,764	84,272

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	MGIC Investment Corp.	5,129,893	81,001
	Rithm Capital Corp.	8,648,472	80,863
	Bank OZK	1,992,342	80,012
	Wintrust Financial Corp.	1,095,284	79,540
	Home BancShares Inc.	3,448,121	78,617
	Lincoln National Corp.	3,035,421	78,192
	Popular Inc.	1,288,019	77,951
	Evercore Inc. Class A	617,569	76,325
	Columbia Banking System Inc.	3,731,622	75,677
	Synovus Financial Corp.	2,484,342	75,151
	FNB Corp.	6,461,086	73,915
	Axis Capital Holdings Ltd.	1,372,434	73,878
	Old National Bancorp	5,236,211	72,993
	United Bankshares Inc.	2,414,937	71,651
	Zions Bancorp NA	2,650,378	71,189
	SLM Corp.	4,338,345	70,802
	Radian Group Inc.	2,797,724	70,726
	First Financial Bankshares Inc.	2,426,751	69,138
	American Equity Investment Life Holding Co.	1,324,722	69,031
	Western Alliance Bancorp	1,861,630	67,894
	Hanover Insurance Group Inc.	575,463	65,045
	Janus Henderson Group plc	2,370,900	64,607
	Cadence Bank	3,269,771	64,218
	Glacier Bancorp Inc.	1,984,015	61,842
	Lazard Ltd. Class A	1,916,771	61,337
[1]	Blackstone Mortgage Trust Inc. Class A	2,929,587	60,965
	FirstCash Holdings Inc.	650,779	60,737
	White Mountains Insurance Group Ltd.	43,568	60,512
	Valley National Bancorp	7,723,843	59,860
*	Brighthouse Financial Inc.	1,196,205	56,640
	Assured Guaranty Ltd.	1,008,892	56,296
	Hancock Whitney Corp.	1,463,078	56,153
*	Enstar Group Ltd.	229,438	56,038
*	Mr Cooper Group Inc.	1,095,803	55,491
	Kemper Corp.	1,145,061	55,261
	Federated Hermes Inc. Class B	1,521,333	54,540
[1]	Moelis & Co. Class A	1,190,680	53,985
	United Community Banks Inc.	1,957,351	48,914
	Artisan Partners Asset Management Inc. Class A	1,224,586	48,139
	CNO Financial Group Inc.	1,946,782	46,080
		Shares	Market Value• ($000)
	Jackson Financial Inc. Class A	1,475,806	45,174
	Community Bank System Inc.	961,148	45,059
	Walker & Dunlop Inc.	566,657	44,817
	Houlihan Lokey Inc. Class A	452,990	44,533
	International Bancshares Corp.	1,000,010	44,200
*	Texas Capital Bancshares Inc.	856,365	44,103
[1]	Arbor Realty Trust Inc.	2,917,226	43,233
*	Genworth Financial Inc. Class A	8,549,982	42,750
	UMB Financial Corp.	694,091	42,270
	Associated Banc-Corp	2,564,323	41,619
	WSFS Financial Corp.	1,099,145	41,460
	First Hawaiian Inc.	2,282,535	41,108
	Ameris Bancorp	1,178,990	40,333
	Cathay General Bancorp	1,237,251	39,827
*	Axos Financial Inc.	1,004,508	39,618
	First Bancorp	3,216,343	39,304
	Piper Sandler Cos.	301,510	38,973
	Simmons First National Corp. Class A	2,163,981	37,329
	Pinnacle Financial Partners Inc.	652,012	36,937
	First Interstate BancSystem Inc. Class A	1,493,593	35,607
	Pacific Premier Bancorp Inc.	1,720,900	35,588
	Fulton Financial Corp.	2,960,524	35,289
	Eastern Bankshares Inc.	2,838,655	34,830
	Atlantic Union Bankshares Corp.	1,341,634	34,815
	BOK Financial Corp.	416,952	33,681
	Independent Bank Corp.	749,857	33,376
	First Financial Bancorp	1,617,213	33,056
	TPG Inc. Class A	1,098,742	32,149
	CVB Financial Corp.	2,367,143	31,436
	PennyMac Financial Services Inc.	446,586	31,399
	Washington Federal Inc.	1,177,066	31,216
	First Merchants Corp.	1,067,640	30,140
	BancFirst Corp.	323,736	29,784
	Navient Corp.	1,583,593	29,423
	Bank of Hawaii Corp.	709,346	29,246
	BankUnited Inc.	1,331,178	28,687
	Apollo Commercial Real Estate Finance Inc.	2,528,768	28,626
	Virtu Financial Inc. Class A	1,621,538	27,712
	Towne Bank	1,172,622	27,252
	BGC Partners Inc. Class A	6,055,708	26,827
	Banner Corp.	614,265	26,825

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Park National Corp.	260,497	26,654
*	Cannae Holdings Inc.	1,300,026	26,274
	WesBanco Inc.	1,006,965	25,788
	Hilltop Holdings Inc.	814,323	25,619
	Renasant Corp.	953,367	24,912
	Two Harbors Investment Corp.	1,764,576	24,492
	Virtus Investment Partners Inc.	123,874	24,461
	Northwest Bancshares Inc.	2,273,248	24,096
	Chimera Investment Corp.	4,153,738	23,967
	Claros Mortgage Trust Inc.	2,104,314	23,863
	Compass Diversified Holdings	1,094,109	23,731
	NBT Bancorp Inc.	729,207	23,225
	City Holding Co.	256,132	23,049
	Nelnet Inc. Class A	238,138	22,976
	Ladder Capital Corp. Class A	2,044,147	22,179
	OFG Bancorp	850,308	22,176
	First Commonwealth Financial Corp.	1,748,752	22,122
	Independent Bank Group Inc.	627,705	21,675
	Horace Mann Educators Corp.	730,721	21,673
	PennyMac Mortgage Investment Trust	1,566,460	21,116
	Provident Financial Services Inc.	1,284,239	20,985
	Franklin BSP Realty Trust Inc.	1,472,079	20,845
	Trustmark Corp.	983,307	20,767
	MFA Financial Inc.	1,823,292	20,494
	National Bank Holdings Corp. Class A	674,663	19,592
*	Encore Capital Group Inc.	399,102	19,404
[1]	ARMOUR Residential REIT Inc.	3,497,840	18,644
	Argo Group International Holdings Ltd.	629,190	18,630
	Westamerica Bancorp	477,137	18,274
	Safety Insurance Group Inc.	252,654	18,120
	S&T Bancorp Inc.	662,294	18,008
	Employers Holdings Inc.	480,856	17,989
	ServisFirst Bancshares Inc.	436,903	17,878
*	LendingClub Corp.	1,826,525	17,809
	PacWest Bancorp	2,111,735	17,211
	Hope Bancorp Inc.	2,038,228	17,162
	BrightSpire Capital Inc. Class A	2,324,784	15,646
		Shares	Market Value• ($000)
	Berkshire Hills Bancorp Inc.	752,535	15,600
	WisdomTree Inc.	2,269,886	15,571
*	PRA Group Inc.	665,732	15,212
	Mercury General Corp.	495,309	14,993
*	Avantax Inc.	655,862	14,678
	ProAssurance Corp.	966,580	14,586
	Enact Holdings Inc.	578,170	14,529
	Capitol Federal Financial Inc.	2,314,170	14,278
	National Western Life Group Inc. Class A	33,810	14,050
	Brookline Bancorp Inc.	1,506,954	13,171
*	SiriusPoint Ltd.	1,457,699	13,163
	Redwood Trust Inc.	2,040,019	12,995
	StepStone Group Inc. Class A	477,163	11,838
	Tompkins Financial Corp.	207,801	11,575
	Eagle Bancorp Inc.	522,059	11,047
*	Ambac Financial Group Inc.	770,345	10,970
	KKR Real Estate Finance Trust Inc.	865,312	10,531
	Victory Capital Holdings Inc. Class A	329,074	10,379
	United Fire Group Inc.	428,932	9,720
	Heartland Financial USA Inc.	323,597	9,019
[1]	UWM Holdings Corp. Class A	1,582,338	8,861
	Northfield Bancorp Inc.	749,246	8,227
*	World Acceptance Corp.	61,287	8,213
	TPG RE Finance Trust Inc.	1,107,970	8,210
*	Columbia Financial Inc.	473,304	8,183
	Kearny Financial Corp.	1,064,054	7,502
*	AssetMark Financial Holdings Inc.	198,390	5,884
[1]	GCM Grosvenor Inc. Class A	711,675	5,366
[1]	Invesco Mortgage Capital Inc.	372,627	4,274
	Central Pacific Financial Corp.	229,554	3,606
*	loanDepot Inc. Class A	1,030,270	2,184
	Associated Capital Group Inc. Class A	28,772	1,019
*	Bakkt Holdings Inc.	126	—
*	Hagerty Inc. Class A	42	—
			9,535,972
Health Care (6.2%)
*	United Therapeutics Corp.	838,757	185,156
	Universal Health Services Inc. Class B	1,070,077	168,826
	DENTSPLY SIRONA Inc.	3,803,918	152,233

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Tenet Healthcare Corp.	1,824,778	148,500
*	Jazz Pharmaceuticals plc	1,088,764	134,974
*	Acadia Healthcare Co. Inc.	1,565,373	124,666
*	Karuna Therapeutics Inc.	569,886	123,580
	Encompass Health Corp.	1,704,847	115,435
*	Envista Holdings Corp.	2,930,808	99,179
*	IVERIC bio Inc.	2,466,533	97,033
	Organon & Co.	4,566,359	95,026
*	DaVita Inc.	892,979	89,718
*	Elanco Animal Health Inc.	8,819,267	88,722
	Perrigo Co. plc	2,422,630	82,248
*	Syneos Health Inc.	1,854,791	78,161
*	Catalent Inc.	1,531,052	66,386
*	Madrigal Pharmaceuticals Inc.	261,725	60,458
	Premier Inc. Class A	2,131,348	58,953
	Select Medical Holdings Corp.	1,819,774	57,978
*	Enovis Corp.	877,632	56,274
*	Azenta Inc.	1,165,895	54,424
*	Pacific Biosciences of California Inc.	4,023,127	53,508
*	Amedisys Inc.	582,935	53,304
*	Prestige Consumer Healthcare Inc.	888,995	52,833
*	Integer Holdings Corp.	595,348	52,754
	Patterson Cos. Inc.	1,574,156	52,356
*	Reata Pharmaceuticals Inc. Class A	502,282	51,213
*,1	Axsome Therapeutics Inc.	666,782	47,915
*	Myriad Genetics Inc.	1,386,113	32,130
*	Bridgebio Pharma Inc.	1,709,949	29,411
*	Integra LifeSciences Holdings Corp.	622,607	25,608
*	Iovance Biotherapeutics Inc.	3,612,752	25,434
*	Owens & Minor Inc.	1,295,205	24,661
*	Krystal Biotech Inc.	196,028	23,014
	Embecta Corp.	1,025,019	22,140
*	Avanos Medical Inc.	834,901	21,340
*	Pediatrix Medical Group Inc.	1,498,487	21,293
*	Ligand Pharmaceuticals Inc.	293,560	21,166
	Healthcare Services Group Inc.	1,327,397	19,818
*	Immunovant Inc.	933,233	17,703
*	Varex Imaging Corp.	722,785	17,036
*	NextGen Healthcare Inc.	944,344	15,317
*,1	Multiplan Corp.	7,007,572	14,786
		Shares	Market Value• ($000)
	National HealthCare Corp.	233,517	14,436
*	Agios Pharmaceuticals Inc.	497,177	14,080
*	Supernus Pharmaceuticals Inc.	462,928	13,916
*	Brookdale Senior Living Inc.	3,198,902	13,499
*	Innoviva Inc.	1,054,580	13,425
*	Nuvalent Inc. Class A	252,812	10,661
*	Enhabit Inc.	896,312	10,308
*,1	23andMe Holding Co. Class A	4,907,386	8,588
*	Kiniksa Pharmaceuticals Ltd. Class A	563,076	7,928
*	Amneal Pharmaceuticals Inc.	2,468,872	7,654
*	OPKO Health Inc.	3,455,783	7,499
*	Day One Biopharmaceuticals Inc.	532,919	6,363
*	ACELYRIN Inc.	304,301	6,360
	Phibro Animal Health Corp. Class A	363,795	4,984
*,1	ProKidney Corp. Class A	303,053	3,391
*	Emergent BioSolutions Inc.	406,216	2,986
*	Mirati Therapeutics Inc.	119	4
*	NGM Biopharmaceuticals Inc.	98	—
*,1,2	Synergy Pharmaceuticals LLC	1,169,882	—
*	Allovir Inc.	77	—
*,2	OmniAb Inc. 12.5 Earnout	53,581	—
*,2	OmniAb Inc. 15 Earnout	53,581	—
			2,978,752
Industrials (24.0%)
*	Builders FirstSource Inc.	2,293,733	311,948
	IDEX Corp.	1,352,768	291,197
	Booz Allen Hamilton Holding Corp. Class A	2,367,411	264,203
	Carlisle Cos. Inc.	912,149	233,993
	AECOM	2,487,863	210,697
	Owens Corning	1,612,585	210,442
	RPM International Inc.	2,307,345	207,038
	Lincoln Electric Holdings Inc.	1,030,526	204,693
	Pentair plc	2,953,066	190,768
	Allegion plc	1,573,940	188,904
	Regal Rexnord Corp.	1,186,430	182,592
	Howmet Aerospace Inc.	3,516,352	174,270
	WESCO International Inc.	917,934	164,365
	Fortune Brands Innovations Inc.	2,268,301	163,204

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Huntington Ingalls Industries Inc.	714,337	162,583
	Hubbell Inc. Class B	479,499	158,983
	EMCOR Group Inc.	851,142	157,274
	Tetra Tech Inc.	952,908	156,029
	nVent Electric plc	2,965,573	153,231
	Knight-Swift Transportation Holdings Inc. Class A	2,739,427	152,203
	AGCO Corp.	1,139,060	149,695
	Robert Half International Inc.	1,833,026	137,880
	ITT Inc.	1,475,847	137,564
	AptarGroup Inc.	1,172,911	135,893
	Donaldson Co. Inc.	2,171,284	135,727
	Graphic Packaging Holding Co.	5,497,441	132,103
	Berry Global Group Inc.	2,027,133	130,426
*	Axalta Coating Systems Ltd.	3,966,290	130,134
	MKS Instruments Inc.	1,195,544	129,238
	Sensata Technologies Holding plc	2,737,261	123,149
*	XPO Inc.	1,970,551	116,262
	MSA Safety Inc.	667,940	116,195
*	FTI Consulting Inc.	608,225	115,684
	Brunswick Corp.	1,266,163	109,700
*	Atkore Inc.	690,286	107,643
	Valmont Industries Inc.	358,151	104,240
	Sonoco Products Co.	1,753,540	103,494
	Sealed Air Corp.	2,585,046	103,402
	Oshkosh Corp.	1,169,439	101,262
	Applied Industrial Technologies Inc.	692,082	100,234
*	Mohawk Industries Inc.	969,228	99,986
	Acuity Brands Inc.	569,239	92,831
	Allison Transmission Holdings Inc.	1,629,623	92,008
*	API Group Corp.	3,368,719	91,831
	Watts Water Technologies Inc. Class A	490,642	90,146
	Vontier Corp.	2,785,687	89,727
	Flowserve Corp.	2,347,744	87,219
	Louisiana-Pacific Corp.	1,160,246	86,995
*	Kirby Corp.	1,073,548	82,610
	Triton International Ltd.	985,192	82,027
	GATX Corp.	631,890	81,350
*	Summit Materials Inc. Class A	2,125,879	80,465
	EnerSys	732,214	79,460
	Air Lease Corp. Class A	1,887,803	79,005
	Western Union Co.	6,701,514	78,609
	Crane Co.	862,761	76,889
	MSC Industrial Direct Co. Inc. Class A	803,336	76,542
		Shares	Market Value• ($000)
	MDU Resources Group Inc.	3,643,329	76,291
*	Fluor Corp.	2,563,574	75,882
	Belden Inc.	761,495	72,837
	ManpowerGroup Inc.	902,564	71,664
*	Beacon Roofing Supply Inc.	855,693	71,005
*	Middleby Corp.	478,728	70,770
	Silgan Holdings Inc.	1,479,324	69,365
	Terex Corp.	1,152,443	68,951
	HB Fuller Co.	962,707	68,843
	Esab Corp.	1,023,740	68,120
	Zurn Elkay Water Solutions Corp.	2,498,599	67,187
	Ryder System Inc.	790,206	67,002
	Westrock Co.	2,292,563	66,645
*	MasTec Inc.	564,530	66,598
*	SPX Technologies Inc.	773,513	65,725
	Woodward Inc.	537,118	63,869
*	ASGN Inc.	838,361	63,405
*	O-I Glass Inc.	2,777,965	59,254
	Otter Tail Corp.	746,256	58,924
*	Alight Inc. Class A	6,227,339	57,541
	Hillenbrand Inc.	1,120,263	57,447
	Moog Inc. Class A	513,906	55,723
	Encore Wire Corp.	298,589	55,517
	Spirit AeroSystems Holdings Inc. Class A	1,882,154	54,940
	Brink's Co.	789,304	53,538
	Comfort Systems USA Inc.	319,975	52,540
	Albany International Corp. Class A	559,835	52,221
*,1	Joby Aviation Inc.	5,077,069	52,091
*	GMS Inc.	739,022	51,140
	ABM Industries Inc.	1,182,758	50,445
	EnPro Industries Inc.	373,531	49,878
	Crane NXT Co.	862,682	48,690
	ESCO Technologies Inc.	460,847	47,758
*	RXO Inc.	2,091,885	47,423
	Matson Inc.	609,421	47,370
	Korn Ferry	937,666	46,452
	Werner Enterprises Inc.	1,020,492	45,085
*	Hub Group Inc. Class A	557,001	44,738
*	Resideo Technologies Inc.	2,500,621	44,161
	EVERTEC Inc.	1,164,450	42,887
	UniFirst Corp.	270,264	41,894
	Kennametal Inc.	1,436,162	40,773
	McGrath RentCorp	437,822	40,490
	ArcBest Corp.	407,086	40,220
*	Knife River Corp.	910,837	39,621
	ADT Inc.	6,202,972	37,404
	Trinity Industries Inc.	1,451,931	37,329
	Brady Corp. Class A	780,352	37,121
	Barnes Group Inc.	860,228	36,293

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Griffon Corp.	870,145	35,067
*	AAR Corp.	589,973	34,077
*	OSI Systems Inc.	269,334	31,736
	Granite Construction Inc.	785,137	31,233
*	Gates Industrial Corp. plc	2,294,760	30,933
	Greif Inc. Class A	443,160	30,529
	Standex International Corp.	212,964	30,128
*	Hillman Solutions Corp.	3,307,461	29,800
	Primoris Services Corp.	953,275	29,046
*	Dycom Industries Inc.	249,463	28,351
*,1	Rocket Lab USA Inc.	4,709,923	28,260
	Bread Financial Holdings Inc.	896,684	28,147
*	AvidXchange Holdings Inc.	2,700,260	28,029
*	Mirion Technologies Inc. Class A	3,313,737	28,001
*	Huron Consulting Group Inc.	326,540	27,726
*	JELD-WEN Holding Inc.	1,444,189	25,331
	H&E Equipment Services Inc.	553,267	25,312
	Greenbrier Cos. Inc.	542,570	23,385
	Wabash National Corp.	849,446	21,780
	Kforce Inc.	345,722	21,663
	TriMas Corp.	742,399	20,409
*,1	Aurora Innovation Inc.	6,898,523	20,282
	Schneider National Inc. Class B	682,680	19,607
	Apogee Enterprises Inc.	398,440	18,914
	Astec Industries Inc.	406,397	18,467
	AZZ Inc.	423,412	18,401
*	CoreCivic Inc.	1,931,737	18,178
*	Proto Labs Inc.	468,777	16,388
	Quanex Building Products Corp.	594,660	15,967
*	Thermon Group Holdings Inc.	599,410	15,944
*	Green Dot Corp. Class A	791,359	14,830
	International Seaways Inc.	374,335	14,315
*	First Advantage Corp.	915,841	14,113
	Heartland Express Inc.	847,922	13,914
	Enerpac Tool Group Corp. Class A	511,500	13,810
	Deluxe Corp.	777,530	13,591
	Kaman Corp.	504,075	12,264
*	Air Transport Services Group Inc.	608,116	11,475
	TTEC Holdings Inc.	338,147	11,443
*	American Woodmark Corp.	148,809	11,365
*	Conduent Inc.	3,126,390	10,630
	Pitney Bowes Inc.	2,984,905	10,567
		Shares	Market Value• ($000)
	Kelly Services Inc. Class A	556,724	9,804
*	ZipRecruiter Inc. Class A	533,011	9,466
*,1	Symbotic Inc. Class A	219,842	9,411
	Hyster-Yale Materials Handling Inc.	167,510	9,354
*	TrueBlue Inc.	527,284	9,338
	REV Group Inc.	531,846	7,052
	National Presto Industries Inc.	94,958	6,951
*	Triumph Group Inc.	556,161	6,880
	Gorman-Rupp Co.	199,048	5,739
*	BrightView Holdings Inc.	752,731	5,405
	Pactiv Evergreen Inc.	637,884	4,829
	Greif Inc. Class B	55,713	4,304
	Kronos Worldwide Inc.	411,671	3,594
*	Advantage Solutions Inc.	1,449,768	3,392
*	Forrester Research Inc.	103,017	2,997
*,1	Atmus Filtration Technologies Inc.	111,770	2,454
*,1	Proterra Inc.	1,725,452	2,071
*,1	Microvast Holdings Inc.	692,086	1,107
*,1	MSP Recovery Inc.	1,112,905	365
*	Leonardo DRS Inc.	112	2
			11,515,232
Real Estate (8.9%)
	Kimco Realty Corp.	11,100,648	218,905
	Gaming & Leisure Properties Inc.	4,459,871	216,125
	Life Storage Inc.	1,523,066	202,507
	Federal Realty Investment Trust	1,459,792	141,264
	NNN REIT Inc.	3,259,140	139,459
	EastGroup Properties Inc.	795,322	138,068
*	Jones Lang LaSalle Inc.	855,437	133,277
	Omega Healthcare Investors Inc.	4,195,676	128,765
	First Industrial Realty Trust Inc.	2,368,226	124,663
	Brixmor Property Group Inc.	5,382,266	118,410
	STAG Industrial Inc.	3,211,865	115,242
	Agree Realty Corp.	1,668,586	109,109
[1]	Medical Properties Trust Inc.	10,712,365	99,197
	Apartment Income REIT Corp. Class A	2,669,756	96,352
	Regency Centers Corp.	1,530,363	94,531
	Rayonier Inc.	2,653,561	83,322
	Lamar Advertising Co. Class A	782,775	77,690
	PotlatchDeltic Corp.	1,430,554	75,605
	Boston Properties Inc.	1,263,460	72,763
	EPR Properties	1,347,224	63,050

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Cousins Properties Inc.	2,715,207	61,907
	Physicians Realty Trust	4,266,862	59,693
	Vornado Realty Trust	3,090,036	56,053
	Apple Hospitality REIT Inc.	3,687,762	55,722
	Broadstone Net Lease Inc.	3,350,151	51,726
	LXP Industrial Trust	5,234,601	51,037
	Sabra Health Care REIT Inc.	4,136,142	48,682
	Corporate Office Properties Trust	2,012,992	47,809
	Park Hotels & Resorts Inc.	3,664,181	46,975
*	Howard Hughes Corp.	581,262	45,873
	Highwoods Properties Inc.	1,886,704	45,111
	Macerich Co.	3,847,888	43,366
	DigitalBridge Group Inc.	2,895,711	42,596
	SITE Centers Corp.	3,182,022	42,066
	Outfront Media Inc.	2,656,326	41,757
	Tanger Factory Outlet Centers Inc.	1,787,621	39,453
	National Health Investors Inc.	737,403	38,655
	Equity Commonwealth	1,864,384	37,772
	Sunstone Hotel Investors Inc.	3,704,701	37,492
	Douglas Emmett Inc.	2,886,188	36,279
[1]	Phillips Edison & Co. Inc.	1,049,200	35,757
[1]	CareTrust REIT Inc.	1,779,543	35,342
	Kennedy-Wilson Holdings Inc.	2,119,395	34,610
[1]	SL Green Realty Corp.	1,151,701	34,609
	Kilroy Realty Corp.	1,047,599	31,522
	Urban Edge Properties	1,998,202	30,832
	Pebblebrook Hotel Trust	2,202,609	30,704
	JBG SMITH Properties	1,993,449	29,981
	Retail Opportunity Investments Corp.	2,141,965	28,938
	DiamondRock Hospitality Co.	3,565,690	28,561
	Getty Realty Corp.	796,948	26,953
	InvenTrust Properties Corp.	1,147,405	26,551
	Elme Communities	1,569,429	25,801
	Service Properties Trust	2,959,966	25,722
	Acadia Realty Trust	1,703,426	24,512
	LTC Properties Inc.	740,625	24,455
	Alexander & Baldwin Inc.	1,298,780	24,131
	Xenia Hotels & Resorts Inc.	1,958,818	24,113
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	937,792	23,445
		Shares	Market Value• ($000)
*	Cushman & Wakefield plc	2,843,589	23,261
*	Veris Residential Inc.	1,394,276	22,378
	Apartment Investment & Management Co. Class A	2,525,985	21,521
*	Compass Inc. Class A	5,774,973	20,212
	Uniti Group Inc.	4,267,856	19,718
	Global Net Lease Inc.	1,857,891	19,099
[1]	Empire State Realty Trust Inc. Class A	2,281,591	17,089
	Centerspace	267,657	16,423
	Necessity Retail REIT Inc. Class A	2,400,749	16,229
	RPT Realty	1,550,908	16,207
	Piedmont Office Realty Trust Inc. Class A	2,212,040	16,082
	American Assets Trust Inc.	814,710	15,642
	Newmark Group Inc. Class A	2,467,009	15,345
*	GEO Group Inc.	2,141,928	15,336
	Brandywine Realty Trust	3,075,624	14,302
*	Anywhere Real Estate Inc.	1,875,405	12,528
	Hudson Pacific Properties Inc.	2,520,695	10,637
	Saul Centers Inc.	235,452	8,672
*	Forestar Group Inc.	312,455	7,046
	Marcus & Millichap Inc.	206,461	6,506
	RMR Group Inc. Class A	265,480	6,151
	Bridge Investment Group Holdings Inc. Class A	526,425	5,975
	Summit Hotel Properties Inc.	913,300	5,946
	Urstadt Biddle Properties Inc. Class A	267,688	5,691
	Alexander's Inc.	18,277	3,360
	Office Properties Income Trust	434,511	3,346
*,1	WeWork Inc. Class A	4,717,194	1,205
	Urstadt Biddle Properties Inc.	4,911	103
*	Seritage Growth Properties Class A	84	1
*,2	Spirit MTA REIT	334,911	—
*	Star Holdings	28	—
			4,270,878
Technology (6.2%)
	Jabil Inc.	2,256,359	243,529
*	F5 Inc.	1,082,703	158,356
	KBR Inc.	2,429,336	158,053
*	Arrow Electronics Inc.	1,011,489	144,876
*	CACI International Inc. Class A	408,027	139,072

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Science Applications International Corp.	966,631	108,727
	Leidos Holdings Inc.	1,227,764	108,633
*	DXC Technology Co.	3,782,701	101,074
*	Super Micro Computer Inc.	399,137	99,485
*	Teradata Corp.	1,809,819	96,662
*	Insight Enterprises Inc.	595,263	87,111
*	IAC Inc.	1,361,813	85,522
	Avnet Inc.	1,635,861	82,529
*	Cirrus Logic Inc.	980,616	79,440
	TD SYNNEX Corp.	844,407	79,374
*	Black Knight Inc.	1,260,784	75,307
	Vishay Intertechnology Inc.	2,282,816	67,115
	Concentrix Corp.	791,846	63,942
*	Rambus Inc.	973,770	62,487
*	Synaptics Inc.	707,006	60,364
*	NCR Corp.	2,386,216	60,133
*	Sanmina Corp.	988,674	59,587
*	Ziff Davis Inc.	803,686	56,306
	Dun & Bradstreet Holdings Inc.	4,716,073	54,565
*	Kyndryl Holdings Inc.	4,070,122	54,051
	Amkor Technology Inc.	1,757,699	52,291
*	Plexus Corp.	494,640	48,593
*	Verint Systems Inc.	1,322,488	46,366
	Progress Software Corp.	774,633	45,006
*	CCC Intelligent Solutions Holdings Inc.	3,371,777	37,798
*	NetScout Systems Inc.	1,211,055	37,482
*	Parsons Corp.	750,423	36,125
*	Blackbaud Inc.	481,817	34,296
	Xerox Holdings Corp.	1,939,259	28,876
	CSG Systems International Inc.	538,481	28,399
*	TTM Technologies Inc.	1,835,283	25,510
*	Veradigm Inc.	1,856,990	23,398
	Methode Electronics Inc.	611,621	20,501
*	Cerence Inc.	685,092	20,025
	Adeia Inc.	1,807,310	19,898
*	E2open Parent Holdings Inc.	3,516,181	19,691
	Benchmark Electronics Inc.	605,461	15,639
*	ScanSource Inc.	445,487	13,169
*	Informatica Inc. Class A	649,996	12,025
	Ebix Inc.	442,274	11,145
*	SolarWinds Corp.	878,554	9,014
*	N-able Inc.	569,930	8,213
*	Couchbase Inc.	493,836	7,812
*,1	Rumble Inc.	598,186	5,336
*	Expensify Inc. Class A	306,488	2,446
*	Rackspace Technology Inc.	481,016	1,308
		Shares	Market Value• ($000)
*	AvePoint Inc.	308	2
*	Nextdoor Holdings Inc.	238	1
			2,996,665
Telecommunications (0.8%)
	Juniper Networks Inc.	2,876,888	90,133
*	Frontier Communications Parent Inc.	4,391,383	81,855
*	Viavi Solutions Inc.	3,980,089	45,094
	Lumen Technologies Inc.	17,957,090	40,583
*,1	DISH Network Corp. Class A	4,472,947	29,477
	InterDigital Inc.	239,221	23,097
*	CommScope Holding Co. Inc.	3,565,570	20,074
	Telephone & Data Systems Inc.	1,786,799	14,705
*	Altice USA Inc. Class A	3,869,224	11,685
*	EchoStar Corp. Class A	613,388	10,636
*	Xperi Inc.	722,376	9,499
	Shenandoah Telecommunications Co.	427,102	8,299
*	United States Cellular Corp.	231,288	4,078
*	WideOpenWest Inc.	455,419	3,844
*	NETGEAR Inc.	246,987	3,497
*	fuboTV Inc.	203	1
			396,557
Utilities (4.7%)
	Atmos Energy Corp.	2,398,350	279,024
	Essential Utilities Inc.	4,258,077	169,940
	Pinnacle West Capital Corp.	2,026,852	165,107
	NRG Energy Inc.	4,122,051	154,124
	OGE Energy Corp.	3,585,767	128,765
	UGI Corp.	3,748,473	101,096
	IDACORP Inc.	905,819	92,937
	National Fuel Gas Co.	1,643,339	84,402
	New Jersey Resources Corp.	1,735,446	81,913
	Portland General Electric Co.	1,729,154	80,976
	Southwest Gas Holdings Inc.	1,212,940	77,204
*	Stericycle Inc.	1,655,072	76,862
	ONE Gas Inc.	991,445	76,153
	Black Hills Corp.	1,192,710	71,873
	Hawaiian Electric Industries Inc.	1,960,863	70,983
	PNM Resources Inc.	1,535,160	69,236
	NorthWestern Corp.	1,069,346	60,696
	ALLETE Inc.	1,025,444	59,445
	American States Water Co.	662,104	57,603
	Spire Inc.	894,225	56,730

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Avista Corp.	1,355,469	53,229
	MGE Energy Inc.	647,159	51,197
	Clearway Energy Inc. Class C	1,475,571	42,142
	Northwest Natural Holding Co.	627,950	27,033
	California Water Service Group	500,856	25,859
	Clearway Energy Inc. Class A	617,547	16,674
*	Enviri Corp.	1,426,561	14,080
	Excelerate Energy Inc. Class A	328,789	6,684
*,1	NuScale Power Corp.	472,545	3,213
			2,255,180
Total Common Stocks (Cost $40,135,876)			47,980,297
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[3,4]	Vanguard Market Liquidity Fund, 5.150% (Cost $645,188)	6,453,605	645,231
Total Investments (101.1%) (Cost $40,781,064)			48,625,528
Other Assets and Liabilities—Net (-1.1%)			(541,628)
Net Assets (100%)			48,083,900
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $583,708,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $620,707,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	501	47,688	182

Small-Cap Value Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Atmos Energy Corp.	1/31/24	CITNA	21,673	(5.073)	250	—
Bridgebio Pharma Inc.	8/31/23	BANA	4,116	(5.073)	1,027	—
Williams-Sonoma Inc.	1/31/24	CITNA	25,540	(5.073)	2,512	—
					3,789	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At June 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $3,595,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $40,135,876)	47,980,297
Affiliated Issuers (Cost $645,188)	645,231
Total Investments in Securities	48,625,528
Investment in Vanguard	1,565
Cash Collateral Pledged—Futures Contracts	2,740
Receivables for Investment Securities Sold	6,950
Receivables for Accrued Income	69,512
Receivables for Capital Shares Issued	20,264
Variation Margin Receivable—Futures Contracts	125
Unrealized Appreciation—Over-the-Counter Swap Contracts	3,789
Total Assets	48,730,473
Liabilities
Due to Custodian	6,204
Payables for Investment Securities Purchased	438
Collateral for Securities on Loan	620,707
Payables for Capital Shares Redeemed	17,881
Payables to Vanguard	1,343
Total Liabilities	646,573
Net Assets	48,083,900
1 Includes $583,708,000 of securities on loan.

Small-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	44,072,116
Total Distributable Earnings (Loss)	4,011,784
Net Assets	48,083,900

Investor Shares—Net Assets
Applicable to 3,061,768 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	121,430
Net Asset Value Per Share—Investor Shares	$39.66

ETF Shares—Net Assets
Applicable to 149,851,127 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,781,863
Net Asset Value Per Share—ETF Shares	$165.38

Admiral Shares—Net Assets
Applicable to 253,374,883 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,004,912
Net Asset Value Per Share—Admiral Shares	$71.06

Institutional Shares—Net Assets
Applicable to 130,307,412 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,175,695
Net Asset Value Per Share—Institutional Shares	$39.72
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	496,116
Interest[2]	1,254
Securities Lending—Net	33,710
Total Income	531,080
Expenses
The Vanguard Group—Note B
Investment Advisory Services	534
Management and Administrative—Investor Shares	120
Management and Administrative—ETF Shares	6,888
Management and Administrative—Admiral Shares	5,223
Management and Administrative—Institutional Shares	1,247
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—ETF Shares	698
Marketing and Distribution—Admiral Shares	516
Marketing and Distribution—Institutional Shares	94
Custodian Fees	252
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	461
Shareholders’ Reports—Admiral Shares	118
Shareholders’ Reports—Institutional Shares	57
Trustees’ Fees and Expenses	12
Other Expenses	13
Total Expenses	16,237
Net Investment Income	514,843
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	411,629
Futures Contracts	(3,284)
Swap Contracts	(6,218)
Realized Net Gain (Loss)	402,127

Small-Cap Value Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,424,503
Futures Contracts	(459)
Swap Contracts	5,816
Change in Unrealized Appreciation (Depreciation)	1,429,860
Net Increase (Decrease) in Net Assets Resulting from Operations	2,346,830
1	Dividends are net of foreign withholding taxes of $4,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,174,000, $3,000, and ($38,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,349,390,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	514,843	937,395
Realized Net Gain (Loss)	402,127	2,870,695
Change in Unrealized Appreciation (Depreciation)	1,429,860	(8,621,190)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,346,830	(4,813,100)
Distributions
Investor Shares	(1,377)	(2,947)
ETF Shares	(268,313)	(477,621)
Admiral Shares	(193,821)	(352,210)
Institutional Shares	(55,474)	(91,664)
Total Distributions	(518,985)	(924,442)
Capital Share Transactions
Investor Shares	(32,531)	(38,171)
ETF Shares	80,725	(34,278)
Admiral Shares	(201,309)	363,608
Institutional Shares	172,836	581,216
Net Increase (Decrease) from Capital Share Transactions	19,721	872,375
Total Increase (Decrease)	1,847,566	(4,865,167)
Net Assets
Beginning of Period	46,236,334	51,101,501
End of Period	48,083,900	46,236,334
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$38.09	$42.87	$34.08	$32.86	$27.35	$31.82
Investment Operations
Net Investment Income[1]	.400	.722	.724	.550	.543	.603
Net Realized and Unrealized Gain (Loss) on Investments	1.572	(4.777)	8.767	1.208	5.608	(4.471)
Total from Investment Operations	1.972	(4.055)	9.491	1.758	6.151	(3.868)
Distributions
Dividends from Net Investment Income	(.402)	(.725)	(.701)	(.538)	(.641)	(.602)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.402)	(.725)	(.701)	(.538)	(.641)	(.602)
Net Asset Value, End of Period	$39.66	$38.09	$42.87	$34.08	$32.86	$27.35
Total Return[2]	5.25%	-9.43%	27.96%	5.72%	22.61%	-12.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$121	$149	$208	$234	$255	$1,501
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%[3]	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.19%	1.83%	1.78%	1.98%	1.76%	1.92%
Portfolio Turnover Rate[4]	7%	13%	16%	26%	19%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$158.84	$178.77	$142.13	$137.05	$114.05	$132.71
Investment Operations
Net Investment Income[1]	1.763	3.273	3.131	2.584	2.840	2.720
Net Realized and Unrealized Gain (Loss) on Investments	6.556	(19.975)	36.640	4.884	22.984	(18.702)
Total from Investment Operations	8.319	(16.702)	39.771	7.468	25.824	(15.982)
Distributions
Dividends from Net Investment Income	(1.779)	(3.228)	(3.131)	(2.388)	(2.824)	(2.678)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.779)	(3.228)	(3.131)	(2.388)	(2.824)	(2.678)
Net Asset Value, End of Period	$165.38	$158.84	$178.77	$142.13	$137.05	$114.05
Total Return	5.32%	-9.29%	28.07%	5.82%	22.76%	-12.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,782	$23,786	$26,854	$17,837	$14,808	$11,560
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.31%	1.99%	1.84%	2.23%	2.19%	2.04%
Portfolio Turnover Rate[3]	7%	13%	16%	26%	19%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$68.25	$76.81	$61.07	$58.89	$49.01	$57.02
Investment Operations
Net Investment Income[1]	.754	1.403	1.381	1.058	1.230	1.165
Net Realized and Unrealized Gain (Loss) on Investments	2.820	(8.576)	15.704	2.148	9.863	(8.024)
Total from Investment Operations	3.574	(7.173)	17.085	3.206	11.093	(6.859)
Distributions
Dividends from Net Investment Income	(.764)	(1.387)	(1.345)	(1.026)	(1.213)	(1.151)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.764)	(1.387)	(1.345)	(1.026)	(1.213)	(1.151)
Net Asset Value, End of Period	$71.06	$68.25	$76.81	$61.07	$58.89	$49.01
Total Return[2]	5.31%	-9.31%	28.09%	5.85%	22.76%	-12.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,005	$17,505	$19,307	$14,314	$13,907	$10,167
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.30%	1.99%	1.89%	2.13%	2.21%	2.04%
Portfolio Turnover Rate[4]	7%	13%	16%	26%	19%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$38.15	$42.94	$34.14	$32.92	$27.39	$31.87
Investment Operations
Net Investment Income[1]	.423	.796	.781	.597	.684	.651
Net Realized and Unrealized Gain (Loss) on Investments	1.576	(4.806)	8.775	1.199	5.527	(4.485)
Total from Investment Operations	1.999	(4.010)	9.556	1.796	6.211	(3.834)
Distributions
Dividends from Net Investment Income	(.429)	(.780)	(.756)	(.576)	(.681)	(.646)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.429)	(.780)	(.756)	(.576)	(.681)	(.646)
Net Asset Value, End of Period	$39.72	$38.15	$42.94	$34.14	$32.92	$27.39
Total Return	5.31%	-9.31%	28.11%	5.86%	22.81%	-12.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,176	$4,797	$4,733	$3,774	$3,632	$3,077
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.31%	2.02%	1.91%	2.14%	2.20%	2.05%
Portfolio Turnover Rate[3]	7%	13%	16%	26%	19%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Notes to Financial Statements
Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in

Small-Cap Value Index Fund
respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Small-Cap Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.

Small-Cap Value Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $1,565,000, representing less than 0.01% of the fund’s net assets and 0.63% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	47,980,297	—	—	47,980,297
Temporary Cash Investments	645,231	—	—	645,231
Total	48,625,528	—	—	48,625,528

Derivative Financial Instruments
Assets
Futures Contracts[1]	182	—	—	182
Swap Contracts	—	3,789	—	3,789
Total	182	3,789	—	3,971
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	40,852,273
Gross Unrealized Appreciation	12,326,555
Gross Unrealized Depreciation	(4,549,329)
Net Unrealized Appreciation (Depreciation)	7,777,226
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $4,143,488,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2023, the fund purchased $6,022,602,000 of investment securities and sold $5,967,456,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,476,745,000 and $2,609,949,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $1,332,957,000 and sales were $272,666,000, resulting in net realized loss of $98,099,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Small-Cap Value Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,668	146	14,773	371
Issued in Lieu of Cash Distributions	1,377	37	2,947	78
Redeemed	(39,576)	(1,026)	(55,891)	(1,394)
Net Increase (Decrease)—Investor Shares	(32,531)	(843)	(38,171)	(945)
ETF Shares
Issued	2,756,495	17,109	8,743,606	53,827
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,675,770)	(17,000)	(8,777,884)	(54,300)
Net Increase (Decrease)—ETF Shares	80,725	109	(34,278)	(473)
Admiral Shares
Issued	1,326,227	19,017	2,968,180	42,013
Issued in Lieu of Cash Distributions	169,843	2,537	309,221	4,569
Redeemed	(1,697,379)	(24,653)	(2,913,793)	(41,449)
Net Increase (Decrease)—Admiral Shares	(201,309)	(3,099)	363,608	5,133
Institutional Shares
Issued	504,518	13,055	1,285,688	33,018
Issued in Lieu of Cash Distributions	52,989	1,415	87,334	2,308
Redeemed	(384,671)	(9,894)	(791,806)	(19,834)
Net Increase (Decrease)—Institutional Shares	172,836	4,576	581,216	15,492
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q482 082023

Semiannual Report  |  June 30, 2023
Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios
Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

Contents
About Your Fund's Expenses	1
Extended Market Index Fund	3
Mid-Cap Index Fund	45
Mid-Cap Growth Index Fund	63
Mid-Cap Value Index Fund	76
Trustees Approve Advisory Arrangements	91
Liquidity Risk Management	92

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2023
	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,126.10	$1.00
ETF Shares	1,000.00	1,126.70	0.32
Admiral™ Shares	1,000.00	1,126.70	0.32
Institutional Shares	1,000.00	1,126.90	0.26
Institutional Plus Shares	1,000.00	1,126.90	0.21
Institutional Select Shares	1,000.00	1,127.10	0.11
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,087.60	$0.88
ETF Shares	1,000.00	1,088.20	0.21
Admiral Shares	1,000.00	1,088.10	0.26
Institutional Shares	1,000.00	1,088.20	0.21
Institutional Plus Shares	1,000.00	1,088.20	0.16
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,148.70	$1.01
ETF Shares	1,000.00	1,149.40	0.37
Admiral Shares	1,000.00	1,149.30	0.37
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,033.80	$0.96
ETF Shares	1,000.00	1,034.60	0.35
Admiral Shares	1,000.00	1,034.50	0.35
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.50	0.30
Admiral Shares	1,000.00	1,024.50	0.30
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
Institutional Select Shares	1,000.00	1,024.70	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Institutional Plus Shares	1,000.00	1,024.65	0.15
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.19% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for Institutional Shares, 0.04% for Institutional Plus Shares, and 0.02% for Institutional Select Shares; for the Mid-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Extended Market Index Fund
Fund Allocation
As of June 30, 2023
Communication Services	4.0%
Consumer Discretionary	12.0
Consumer Staples	2.7
Energy	4.3
Financials	15.8
Health Care	13.1
Industrials	18.2
Information Technology	17.7
Materials	4.2
Real Estate	6.1
Utilities	1.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Extended Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Communication Services (4.0%)
*	Trade Desk Inc. Class A	6,126,367	473,078
*	Pinterest Inc. Class A	8,203,970	224,297
*	Liberty Media Corp.-Liberty Formula One Class C	2,884,400	217,138
*	ROBLOX Corp. Class A	5,125,409	206,554
*	Snap Inc. Class A	13,826,236	163,703
*	Liberty Broadband Corp. Class C	1,659,788	132,966
*	Roku Inc. Class A	1,705,660	109,094
	Iridium Communications Inc.	1,733,025	107,656
*	ZoomInfo Technologies Inc. Class A	3,715,569	94,338
	New York Times Co. Class A	2,257,050	88,883
	Nexstar Media Group Inc. Class A	495,564	82,536
*	Liberty Global plc Class C	4,340,775	77,136
*	Liberty Media Corp.-Liberty SiriusXM Class C	2,040,659	66,791
*	IAC Inc.	1,061,453	66,659
	World Wrestling Entertainment Inc. Class A	603,720	65,486
*	Endeavor Group Holdings Inc. Class A	2,513,426	60,121
*	Frontier Communications Parent Inc.	3,111,233	57,993
	TEGNA Inc.	3,067,923	49,823
	Madison Square Garden Sports Corp.	248,446	46,720
*	Ziff Davis Inc.	662,624	46,423
	Warner Music Group Corp. Class A	1,643,583	42,881
	Cable One Inc.	65,182	42,830
	Cogent Communications Holdings Inc.	588,940	39,630
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,079,352	35,414
*	Yelp Inc. Class A	934,909	34,040
*,1	AMC Entertainment Holdings Inc. Class A	7,240,193	31,857
	Lumen Technologies Inc.	12,696,799	28,695
*	Cargurus Inc. Class A	1,199,220	27,138
[1]	Sirius XM Holdings Inc.	5,637,774	25,539
*	Cinemark Holdings Inc.	1,494,019	24,651
*	Liberty Global plc Class A	1,444,056	24,347
*	TripAdvisor Inc.	1,448,840	23,891
*	Bumble Inc. Class A	1,388,865	23,305
*	DISH Network Corp. Class A	3,496,553	23,042
*	Magnite Inc.	1,617,309	22,076
*	Liberty Media Corp.-Liberty Formula One Class A	314,548	21,270
	John Wiley & Sons Inc. Class A	601,015	20,453
*	Liberty Media Corp.-Liberty Braves Class C	430,714	17,065
*	Radius Global Infrastructure Inc. Class A	1,143,905	17,044
*	Cars.com Inc.	839,373	16,636
	Scholastic Corp.	410,149	15,951
	Shutterstock Inc.	325,012	15,818
*	Liberty Broadband Corp. Class A	191,877	15,298
*	Gogo Inc.	886,229	15,075
*	Madison Square Garden Entertainment Corp. Class A	437,731	14,717
*	Playtika Holding Corp.	1,260,790	14,625
*	Liberty Latin America Ltd. Class C	1,603,482	13,822
	Shenandoah Telecommunications Co.	709,981	13,795
*	ZipRecruiter Inc. Class A	686,938	12,200
*	Integral Ad Science Holding Corp.	662,520	11,912
*	Lions Gate Entertainment Corp. Class B	1,417,633	11,837
	Telephone & Data Systems Inc.	1,385,167	11,400
*	PubMatic Inc. Class A	614,190	11,227
*	Eventbrite Inc. Class A	1,134,805	10,837
*,1	Liberty Media Corp.-Liberty Braves Class A	262,945	10,760
*	TechTarget Inc.	337,144	10,495
		Shares	Market Value• ($000)
*	Thryv Holdings Inc.	426,509	10,492
*	Globalstar Inc.	9,690,006	10,465
*	Stagwell Inc. Class A	1,434,874	10,345
*	Sphere Entertainment Co.	370,565	10,150
*,1	Rumble Inc.	1,120,068	9,991
	Gray Television Inc.	1,221,823	9,628
*	Clear Channel Outdoor Holdings Inc.	6,770,970	9,276
*	Altice USA Inc. Class A	3,038,465	9,176
*	Vimeo Inc.	2,220,169	9,147
*	Lions Gate Entertainment Corp. Class A	988,639	8,730
*	Anterix Inc.	273,356	8,663
*,1	fuboTV Inc.	4,143,943	8,619
*	EchoStar Corp. Class A	478,600	8,299
*	EW Scripps Co. Class A	832,665	7,619
*	IDT Corp. Class B	288,018	7,445
*	Liberty Latin America Ltd. Class A	840,919	7,358
[1]	Sinclair Inc.	499,922	6,909
*	WideOpenWest Inc.	752,434	6,351
*	QuinStreet Inc.	703,902	6,215
*	Nextdoor Holdings Inc.	1,903,221	6,204
*	Sciplay Corp. Class A	299,830	5,901
*,1	Playstudios Inc.	1,200,420	5,894
	Entravision Communications Corp. Class A	1,268,899	5,570
	ATN International Inc.	147,808	5,410
	Marcus Corp.	361,679	5,364
*	iHeartMedia Inc. Class A	1,467,380	5,341
*	Boston Omaha Corp. Class A	272,475	5,128
*	Gannett Co. Inc.	2,171,925	4,887
*	Quotient Technology Inc.	1,229,698	4,722
*	Ooma Inc.	309,138	4,628
*	AMC Networks Inc. Class A	378,737	4,526
*	Consolidated Communications Holdings Inc.	1,092,541	4,184
*	Bandwidth Inc. Class A	302,865	4,143
	Spok Holdings Inc.	308,675	4,102
*,1	AST SpaceMobile Inc. Class A	867,598	4,078
*	United States Cellular Corp.	198,492	3,499
*	Angi Inc. Class A	1,019,806	3,365
*	Advantage Solutions Inc.	1,363,499	3,191
*	Daily Journal Corp.	10,958	3,170
*,1	MediaAlpha Inc. Class A	306,314	3,158
*,1	Cardlytics Inc.	467,562	2,955
*,1	Reservoir Media Inc.	449,209	2,704
*	TrueCar Inc.	1,090,228	2,464
*	Vivid Seats Inc. Class A	303,590	2,404
*	Outbrain Inc.	475,801	2,341
*	DHI Group Inc.	571,362	2,188
*,1	Skillz Inc. Class A	202,677	1,844
*	Grindr Inc.	322,994	1,786
	Townsquare Media Inc. Class A	147,626	1,758
*,1	LiveOne Inc.	965,016	1,698
*	EverQuote Inc. Class A	259,776	1,689
*	Emerald Holding Inc.	361,008	1,480
	Saga Communications Inc. Class A	61,976	1,324
*,1	Charge Enterprises Inc.	1,295,690	1,270
*	Urban One Inc. Class A	207,616	1,244
*	Innovid Corp.	1,082,122	1,180
*,1	System1 Inc.	241,575	1,087
*	Cumulus Media Inc. Class A	227,161	931
4

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Lee Enterprises Inc.	68,489	923
*,1	Golden Matrix Group Inc.	331,376	855
*,1	Kartoon Studios Inc.	445,653	851
*	Marchex Inc. Class B	400,779	850
*	Loop Media Inc.	355,818	850
*	Travelzoo	102,473	809
*,1	AdTheorent Holding Co. Inc.	569,797	798
*	comScore Inc.	942,364	763
*,1	Arena Group Holdings Inc.	166,131	761
*	Liberty TripAdvisor Holdings Inc. Class A	1,019,344	663
*,1,2	NII Holdings Inc.	1,297,367	649
*,1	SurgePays Inc.	80,963	592
*	KORE Group Holdings Inc.	433,857	529
*	Reading International Inc. Class A	189,883	503
*	FG Group Holdings Inc.	249,852	480
*,1	IZEA Worldwide Inc.	196,466	475
*	Harte Hanks Inc.	83,924	460
*	Gaia Inc. Class A	194,494	449
*,1	Fluent Inc.	639,548	401
*,1	CuriosityStream Inc.	392,619	366
*	Zedge Inc. Class B	160,996	361
*,1	BuzzFeed Inc. Class A	471,268	238
*,1	Chicken Soup For The Soul Entertainment Inc. Class A	158,744	188
*,1	Paltalk Inc.	99,785	187
*,1	Cineverse Corp.	94,251	180
*	Urban One Inc.	29,714	178
*,1	FaZe Holdings Inc.	342,307	169
*,1	Vinco Ventures Inc.	131,924	161
*,1	Super League Gaming Inc.	415,710	158
*,1	Stran & Co. Inc.	103,837	157
*,1	SPAR Group Inc.	120,508	152
*	Dolphin Entertainment Inc.	86,620	149
*,1	Insignia Systems Inc.	17,941	135
*	Salem Media Group Inc. Class A	122,967	118
	DallasNews Corp.	29,018	113
*,1	Leafly Holdings Inc.	365,726	106
*,1	Direct Digital Holdings Inc. Class A	32,227	92
*	Liberty Global plc Class B	4,446	78
*,1	Creative Realities Inc.	25,523	78
*	Beasley Broadcast Group Inc. Class A	66,912	68
*	Kubient Inc.	116,009	64
*,1	Troika Media Group Inc.	28,193	63
*,1	Society Pass Inc.	96,225	49
*,1	Motorsport Games Inc. Class A	10,638	44
*,1	NextPlay Technologies Inc.	28,329	33
*	Asset Entities Inc. Class B	9,300	16
*,1	Cuentas Inc.	3,165	13
*,1	Digital Media Solutions Inc. Class A	33,770	11
*	Treasure Global Inc.	10,664	11
*,1	Mobiquity Technologies Inc.	79,002	9
*,1	NextPlat Corp.	300	1
*,1	Grom Social Enterprises Inc.	3,532	1
			3,499,066
Consumer Discretionary (11.9%)
*	Airbnb Inc. Class A	5,484,014	702,831
*	Lululemon Athletica Inc.	1,599,809	605,528
*	DoorDash Inc. Class A	3,637,536	277,980
*	Deckers Outdoor Corp.	362,216	191,127
*	DraftKings Inc. Class A	6,419,905	170,577
	Aramark	3,573,783	153,851
*	Floor & Decor Holdings Inc. Class A	1,466,321	152,439
*	Five Below Inc.	766,039	150,557
*	Burlington Stores Inc.	898,611	141,432
	Vail Resorts Inc.	554,806	139,678
	Service Corp. International	2,090,175	135,004
*	Rivian Automotive Inc. Class A	7,657,205	127,569
		Shares	Market Value• ($000)
	Churchill Downs Inc.	903,111	125,686
*	TopBuild Corp.	437,891	116,488
	Lear Corp.	811,217	116,450
	Lithia Motors Inc. Class A	379,063	115,277
	Williams-Sonoma Inc.	901,954	112,871
	Dick's Sporting Goods Inc.	846,000	111,833
	Toll Brothers Inc.	1,389,479	109,866
	Texas Roadhouse Inc. Class A	915,980	102,846
*	Skechers USA Inc. Class A	1,846,064	97,214
*	Crocs Inc.	850,116	95,587
*	Mattel Inc.	4,884,606	95,445
	Tempur Sealy International Inc.	2,380,802	95,399
	Gentex Corp.	3,214,235	94,049
	Autoliv Inc.	1,060,886	90,218
	Polaris Inc.	738,500	89,307
*	Light & Wonder Inc.	1,260,047	86,641
	Murphy USA Inc.	274,744	85,476
*,1	GameStop Corp. Class A	3,496,635	84,793
	Brunswick Corp.	977,073	84,654
	Wingstop Inc.	411,914	82,449
*	RH	247,306	81,510
	Wyndham Hotels & Resorts Inc.	1,187,135	81,402
*	Planet Fitness Inc. Class A	1,174,087	79,180
	Thor Industries Inc.	729,372	75,490
	PVH Corp.	872,066	74,099
	Hyatt Hotels Corp. Class A	640,733	73,415
*	Taylor Morrison Home Corp. Class A	1,504,607	73,380
*	Bright Horizons Family Solutions Inc.	793,712	73,379
	Boyd Gaming Corp.	1,049,261	72,787
*	AutoNation Inc.	436,835	71,907
	Valvoline Inc.	1,915,759	71,860
*	Asbury Automotive Group Inc.	296,891	71,379
	Meritage Homes Corp.	499,836	71,112
	H&R Block Inc.	2,078,020	66,226
*	Wayfair Inc. Class A	1,014,471	65,951
*,1	Lucid Group Inc.	9,543,462	65,754
	Harley-Davidson Inc.	1,809,455	63,711
*	Capri Holdings Ltd.	1,768,277	63,463
*	Fox Factory Holding Corp.	581,955	63,148
	Marriott Vacations Worldwide Corp.	504,815	61,951
	Macy's Inc.	3,728,742	59,846
	Academy Sports & Outdoors Inc.	1,070,910	57,883
	KB Home	1,103,244	57,049
	Penske Automotive Group Inc.	335,696	55,937
*	Duolingo Inc. Class A	389,707	55,705
*	Visteon Corp.	386,622	55,523
	Leggett & Platt Inc.	1,807,742	53,545
*	Goodyear Tire & Rubber Co.	3,867,775	52,911
*	Penn Entertainment Inc.	2,157,008	51,833
	Wendy's Co.	2,321,645	50,496
*	Adient plc	1,296,813	49,694
	Group 1 Automotive Inc.	191,746	49,490
*	Hilton Grand Vacations Inc.	1,060,646	48,196
*	Skyline Champion Corp.	726,293	47,536
*	YETI Holdings Inc.	1,199,668	46,595
*	Ollie's Bargain Outlet Holdings Inc.	796,018	46,113
	Installed Building Products Inc.	320,700	44,949
*	Tri Pointe Homes Inc.	1,361,706	44,746
	LCI Industries	348,205	43,999
*	Grand Canyon Education Inc.	424,012	43,762
[1]	Choice Hotels International Inc.	364,880	42,881
	Travel + Leisure Co.	1,056,784	42,631
	Signet Jewelers Ltd.	621,917	40,586
*,1	Mobileye Global Inc. Class A	1,052,475	40,436
*	Chewy Inc. Class A	1,021,801	40,330
*	Shake Shack Inc. Class A	513,804	39,933
	Columbia Sportswear Co.	495,471	38,270

5

Extended Market Index Fund
		Shares	Market Value• ($000)
	Carter's Inc.	526,259	38,206
*	LGI Homes Inc.	281,165	37,926
	MDC Holdings Inc.	810,200	37,893
*	Topgolf Callaway Brands Corp.	1,907,543	37,865
*	Peloton Interactive Inc. Class A	4,668,896	35,904
*	Helen of Troy Ltd.	329,635	35,607
*,1	Carvana Co. Class A	1,372,239	35,568
*	Frontdoor Inc.	1,113,273	35,513
*	Boot Barn Holdings Inc.	409,853	34,710
	Kohl's Corp.	1,493,209	34,418
*,1	QuantumScape Corp. Class A	4,140,401	33,082
*	Cavco Industries Inc.	110,719	32,662
*	M/I Homes Inc.	371,683	32,407
	Bloomin' Brands Inc.	1,198,960	32,240
	Red Rock Resorts Inc. Class A	674,159	31,537
	Steven Madden Ltd.	960,828	31,409
[1]	Nordstrom Inc.	1,530,197	31,323
*	Dorman Products Inc.	394,145	31,070
	Papa John's International Inc.	413,512	30,530
*	SeaWorld Entertainment Inc.	544,152	30,478
	Graham Holdings Co. Class B	52,735	30,137
	American Eagle Outfitters Inc.	2,553,954	30,137
	Dana Inc.	1,763,855	29,986
	Century Communities Inc.	385,680	29,551
	Foot Locker Inc.	1,089,633	29,540
*	Sonos Inc.	1,741,145	28,433
	Cracker Barrel Old Country Store Inc.	304,937	28,414
	Kontoor Brands Inc.	674,482	28,396
	Jack in the Box Inc.	285,555	27,850
	Winnebago Industries Inc.	413,379	27,568
*	Urban Outfitters Inc.	823,577	27,285
*	Six Flags Entertainment Corp.	1,029,781	26,754
*	Under Armour Inc. Class C	3,938,005	26,424
*	National Vision Holdings Inc.	1,082,342	26,290
	Gap Inc.	2,925,182	26,122
*	Abercrombie & Fitch Co. Class A	685,409	25,826
*	Gentherm Inc.	456,453	25,794
*	Dave & Buster's Entertainment Inc.	540,931	24,104
*,1	Luminar Technologies Inc. Class A	3,459,466	23,801
*	Modine Manufacturing Co.	715,134	23,614
	Patrick Industries Inc.	294,774	23,582
	Cheesecake Factory Inc.	661,928	22,889
	Acushnet Holdings Corp.	418,436	22,880
*	XPEL Inc.	270,764	22,804
	Laureate Education Inc.	1,867,122	22,573
*	ODP Corp.	475,015	22,240
	Hanesbrands Inc.	4,893,356	22,216
*	Brinker International Inc.	604,801	22,136
*	Vista Outdoor Inc.	779,454	21,567
	Upbound Group Inc.	681,537	21,216
*	Green Brick Partners Inc.	370,147	21,024
*	Stride Inc.	564,138	21,003
	Strategic Education Inc.	306,160	20,770
*	Overstock.com Inc.	626,411	20,402
	Oxford Industries Inc.	205,419	20,217
*	Adtalem Global Education Inc.	588,668	20,215
*	Leslie's Inc.	2,086,710	19,594
	Levi Strauss & Co. Class A	1,349,127	19,468
*	Victoria's Secret & Co.	1,091,823	19,030
*	Sally Beauty Holdings Inc.	1,467,547	18,124
	ADT Inc.	3,000,921	18,096
[1]	Camping World Holdings Inc. Class A	599,034	18,031
*	Everi Holdings Inc.	1,232,226	17,818
	La-Z-Boy Inc.	604,435	17,311
	Monro Inc.	425,896	17,304
*	iRobot Corp.	376,187	17,022
*	Malibu Boats Inc. Class A	287,096	16,841
		Shares	Market Value• ($000)
	Wolverine World Wide Inc.	1,105,048	16,233
*	Coursera Inc.	1,190,459	15,500
*	Life Time Group Holdings Inc.	776,643	15,277
*	Sabre Corp.	4,529,435	14,449
[1]	Dillard's Inc. Class A	44,020	14,363
*	Chegg Inc.	1,601,468	14,221
*,1	Fisker Inc. Class A	2,519,239	14,209
	Buckle Inc.	404,575	13,998
[1]	Krispy Kreme Inc.	939,825	13,844
*	Playa Hotels & Resorts NV	1,672,039	13,610
*	Sweetgreen Inc. Class A	1,046,329	13,414
*	American Axle & Manufacturing Holdings Inc.	1,608,169	13,300
	Monarch Casino & Resort Inc.	188,147	13,255
	Sturm Ruger & Co. Inc.	249,245	13,200
	Dine Brands Global Inc.	219,716	12,750
*	Golden Entertainment Inc.	302,074	12,627
	Winmark Corp.	37,690	12,531
	Caleres Inc.	499,986	11,965
*	Portillo's Inc. Class A	528,418	11,905
*,1	Dutch Bros Inc. Class A	411,523	11,708
*	Beazer Homes USA Inc.	411,400	11,638
*	Perdoceo Education Corp.	914,791	11,224
	Sonic Automotive Inc. Class A	229,603	10,945
*	Mister Car Wash Inc.	1,124,837	10,855
*	Under Armour Inc. Class A	1,492,741	10,778
*	BJ's Restaurants Inc.	328,617	10,450
*	G-III Apparel Group Ltd.	538,574	10,378
*	Chuy's Holdings Inc.	252,351	10,301
*	MarineMax Inc.	301,209	10,289
*	OneSpaWorld Holdings Ltd.	846,166	10,239
*,1	Warby Parker Inc. Class A	865,169	10,114
*	Denny's Corp.	799,841	9,854
*	Udemy Inc.	917,615	9,846
*	Petco Health & Wellness Co. Inc. Class A	1,103,105	9,818
*	Chico's FAS Inc.	1,754,193	9,385
*	Revolve Group Inc. Class A	570,354	9,354
[1]	Franchise Group Inc.	326,383	9,348
	RCI Hospitality Holdings Inc.	119,694	9,096
	Standard Motor Products Inc.	241,502	9,061
	Ethan Allen Interiors Inc.	319,776	9,043
	Smith & Wesson Brands Inc.	654,653	8,537
*	America's Car-Mart Inc.	84,949	8,476
*	Sleep Number Corp.	310,172	8,461
	Arko Corp.	1,048,743	8,338
[1]	Guess? Inc.	426,810	8,301
[1]	Cricut Inc. Class A	660,454	8,058
*	MasterCraft Boat Holdings Inc.	258,050	7,909
*	Stoneridge Inc.	400,019	7,540
*,1	Dream Finders Homes Inc. Class A	304,898	7,497
*,1	European Wax Center Inc. Class A	401,258	7,475
*	GoPro Inc. Class A	1,792,809	7,422
	Designer Brands Inc. Class A	721,351	7,286
*	Accel Entertainment Inc. Class A	675,740	7,136
*	Rover Group Inc. Class A	1,405,316	6,900
*,1	Kura Sushi USA Inc. Class A	72,165	6,708
*	Hovnanian Enterprises Inc. Class A	67,459	6,693
	Carriage Services Inc. Class A	199,461	6,476
	Aaron's Co. Inc.	455,833	6,445
	Hibbett Inc.	177,101	6,427
	Movado Group Inc.	237,101	6,361
*	Garrett Motion Inc.	835,563	6,325
*	Bally's Corp.	385,601	6,000
	Shoe Carnival Inc.	251,945	5,916
	Haverty Furniture Cos. Inc.	195,574	5,910
*	Lovesac Co.	217,326	5,857
*,1	OneWater Marine Inc. Class A	160,334	5,810
*	Bowlero Corp.	477,043	5,553

6

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Xponential Fitness Inc. Class A	313,150	5,402
*	Vizio Holding Corp. Class A	794,134	5,360
*	WW International Inc.	767,322	5,156
	Johnson Outdoors Inc. Class A	83,556	5,135
*	Lindblad Expeditions Holdings Inc.	469,598	5,109
*	Inspired Entertainment Inc.	345,622	5,084
*	Funko Inc. Class A	460,492	4,983
*	Qurate Retail Inc. Class A	4,886,418	4,837
*,1	Target Hospitality Corp.	335,367	4,501
*	2U Inc.	1,115,434	4,495
*,1	Vuzix Corp.	857,111	4,371
[1]	PetMed Express Inc.	308,394	4,253
*	Genesco Inc.	168,975	4,231
	Bluegreen Vacations Holding Corp. Class A	118,631	4,229
*	Zumiez Inc.	241,393	4,022
*,1	EVgo Inc. Class A	993,783	3,975
*,1	Stitch Fix Inc. Class A	1,005,915	3,873
*	Children's Place Inc.	166,535	3,865
*,1	Solid Power Inc.	1,508,954	3,833
	Build-A-Bear Workshop Inc.	177,521	3,802
*	Destination XL Group Inc.	758,889	3,719
	Clarus Corp.	400,506	3,661
*	Traeger Inc.	861,349	3,661
*	Nerdy Inc.	852,534	3,555
[1]	Big Lots Inc.	400,772	3,539
*	Cooper-Standard Holdings Inc.	238,346	3,399
*	Red Robin Gourmet Burgers Inc.	236,833	3,275
*,1	Soho House & Co. Inc. Class A	603,784	3,273
*	Universal Technical Institute Inc.	471,716	3,260
	Nathan's Famous Inc.	40,172	3,155
*,1	RealReal Inc.	1,417,679	3,147
	Hooker Furnishings Corp.	168,196	3,139
*	Sportsman's Warehouse Holdings Inc.	542,634	3,093
*	Full House Resorts Inc.	455,996	3,055
*,1	Arhaus Inc. Class A	292,536	3,051
*	Legacy Housing Corp.	131,177	3,042
*	Potbelly Corp.	344,835	3,028
*	Holley Inc.	729,914	2,985
*	1-800-Flowers.com Inc. Class A	381,575	2,976
*	CarParts.com Inc.	683,987	2,907
*	GrowGeneration Corp.	819,983	2,788
[1]	Big 5 Sporting Goods Corp.	302,104	2,767
*	Century Casinos Inc.	379,530	2,695
*,1	VOXX International Corp. Class A	215,211	2,686
*,1	Faraday Future Intelligent Electric Inc.	13,278,208	2,656
*,1	AMMO Inc.	1,224,675	2,609
*	ONE Group Hospitality Inc.	344,457	2,521
*	Carrols Restaurant Group Inc.	498,367	2,512
*	Rush Street Interactive Inc.	800,834	2,499
*	First Watch Restaurant Group Inc.	147,893	2,499
*,1	Vroom Inc.	1,710,946	2,464
[1]	Purple Innovation Inc. Class A	873,128	2,427
*,1	Lincoln Educational Services Corp.	358,920	2,419
	El Pollo Loco Holdings Inc.	275,575	2,417
*	PlayAGS Inc.	424,264	2,397
*	Tile Shop Holdings Inc.	430,452	2,385
*,1	Snap One Holdings Corp.	200,107	2,331
*	Vera Bradley Inc.	363,887	2,325
*	Tilly's Inc. Class A	331,460	2,324
	Marine Products Corp.	136,536	2,302
*	ThredUp Inc. Class A	941,516	2,297
	Weyco Group Inc.	85,402	2,279
*	Citi Trends Inc.	123,862	2,187
	Rocky Brands Inc.	103,347	2,170
*	Motorcar Parts of America Inc.	273,322	2,116
*	Latham Group Inc.	564,399	2,094
*	Fiesta Restaurant Group Inc.	262,779	2,086
		Shares	Market Value• ($000)
	Cato Corp. Class A	255,761	2,054
*,1	Workhorse Group Inc.	2,303,750	2,008
*	JAKKS Pacific Inc.	100,442	2,006
*,1	Canoo Inc.	4,150,314	1,990
	Bassett Furniture Industries Inc.	124,057	1,866
	Flexsteel Industries Inc.	91,106	1,796
*	Noodles & Co. Class A	526,174	1,778
*	Solo Brands Inc. Class A	307,929	1,743
*	Universal Electronics Inc.	180,911	1,740
*,1	BARK Inc.	1,299,760	1,729
*	American Outdoor Brands Inc.	197,675	1,716
	Lakeland Industries Inc.	119,183	1,715
*,1	RumbleON Inc. Class B	137,316	1,697
[1]	Escalade Inc.	126,910	1,694
*	Landsea Homes Corp.	179,360	1,675
*,1	Global Business Travel Group I	231,672	1,675
*,1	Allbirds Inc. Class A	1,324,793	1,669
*	Fossil Group Inc.	646,773	1,662
*	LL Flooring Holdings Inc.	426,076	1,632
*,1	Groupon Inc. Class A	275,112	1,626
*,1	ContextLogic Inc. Class A	243,943	1,605
*	Unifi Inc.	195,974	1,582
*	Container Store Group Inc.	488,250	1,533
*,1	United Homes Group Inc.	133,491	1,490
*,1	Lazydays Holdings Inc.	124,718	1,442
*	J. Jill Inc.	66,357	1,422
*	Lands' End Inc.	174,736	1,356
*	American Public Education Inc.	285,113	1,351
*	Biglari Holdings Inc. Class B	6,418	1,265
*	Biglari Holdings Inc. Class A	1,331	1,264
*,1	Rent the Runway Inc. Class A	624,498	1,237
	Superior Group of Cos. Inc.	130,652	1,220
*	Superior Industries International Inc.	325,372	1,171
*	Duluth Holdings Inc. Class B	181,218	1,138
*	1stdibs.com Inc.	291,754	1,091
*,1	PLBY Group Inc.	624,482	1,049
*	Strattec Security Corp.	55,293	1,006
[1]	Hamilton Beach Brands Holding Co. Class A	99,979	966
*,1	Sonder Holdings Inc.	1,801,153	956
*	GAN Ltd.	552,394	906
	Lifetime Brands Inc.	159,241	900
*	Delta Apparel Inc.	85,609	897
*	Culp Inc.	147,833	735
*	Conn's Inc.	197,229	730
[1]	Ark Restaurants Corp.	38,656	715
*,1	Vacasa Inc. Class A	1,043,170	708
*,1	Polished.com Inc.	1,466,710	675
*	Barnes & Noble Education Inc.	513,514	647
*,1	Express Inc.	1,019,173	605
*	Savers Value Village Inc.	24,924	591
*	Brilliant Earth Group Inc. Class A	149,812	581
*	Beachbody Co. Inc.	1,378,384	577
*	Live Ventures Inc.	20,027	534
*,1	Nautilus Inc.	434,844	531
	Crown Crafts Inc.	105,674	529
*,1	Regis Corp.	456,411	507
*,1	Kirkland's Inc.	180,002	502
*	Rave Restaurant Group Inc.	246,505	498
*	Envela Corp.	67,466	497
*	Cava Group Inc.	11,913	488
*	Atmus Filtration Technologies Inc.	21,046	462
*,1	Aterian Inc.	996,489	458
*,1	Hall of Fame Resort & Entertainment Co.	43,743	457
*,1	Tupperware Brands Corp.	566,950	454
	AMCON Distributing Co.	2,117	430
*	Charles & Colvard Ltd.	444,108	424
*,1	Torrid Holdings Inc.	149,601	420

7

Extended Market Index Fund
		Shares	Market Value• ($000)
	Canterbury Park Holding Corp.	17,626	410
*	Sypris Solutions Inc.	190,358	388
*	Inspirato Inc.	394,156	386
*,1	Shift Technologies Inc. Class A	164,265	356
*	Koss Corp.	94,918	351
*,1	Envirotech Vehicles Inc.	144,960	304
*,1	XWELL Inc.	1,493,810	300
*,1	BurgerFi International Inc.	167,859	264
	Flanigan's Enterprises Inc.	8,548	263
*	Dixie Group Inc.	188,725	251
*,1	AYRO Inc.	352,055	241
*,1	Lulu's Fashion Lounge Holdings Inc.	92,833	235
*	F45 Training Holdings Inc.	453,331	227
*,1	Worksport Ltd.	91,632	221
*,1	Grove Collaborative Holdings	113,167	200
*,1	Xcel Brands Inc.	113,190	198
*,1	Muscle Maker Inc.	145,574	173
*,1	Yunhong CTI Ltd.	81,921	161
*,1	Amesite Inc.	43,962	159
*	Good Times Restaurants Inc.	46,289	157
	FAT Brands Inc. Class A	21,108	145
*	Wag! Group Co.	68,425	144
[1]	JOANN Inc.	158,520	139
*,1	Kaival Brands Innovations Group Inc.	155,259	122
*	Vince Holding Corp.	40,186	117
*	Nephros Inc.	62,193	96
*	Mullen Automotive Inc.	890,023	96
*	Forward Industries Inc.	93,434	90
*,1	MGO Global Inc.	38,582	86
*	Twin Vee PowerCats Co.	39,000	83
*	Volcon Inc.	140,268	80
*	Educational Development Corp.	64,779	77
*,1	Allied Gaming & Entertainment Inc.	61,060	64
*,1	Toughbuilt Industries Inc.	183,720	55
	Jerash Holdings US Inc.	12,887	48
*,1	Harbor Custom Development Inc.	12,480	38
*,1	Arcimoto Inc.	19,661	29
*,1	Emerson Radio Corp.	47,382	28
*,1	Esports Entertainment Group Inc.	21,956	26
*,1	aka Brands Holding Corp.	50,960	22
*,1	Digital Brands Group Inc.	26,240	17
*,1	Nova Lifestyle Inc.	8,036	17
*,1	iMedia Brands Inc.	90,859	12
*,1	Greenlane Holdings Inc. Class A	8,895	9
*,1	Forza X1 Inc.	4,452	7
*	Amergent Hospitality Group Inc.	19,975	3
	FAT Brands Inc. Class B	436	3
*	EBET Inc.	27,607	3
*,1	Elys Game Technology Corp.	5,285	2
*	BT Brands Inc.	755	2
*	Tandy Leather Factory Inc.	26	—
*	PARTS iD Inc.	1,100	—
*	Singing Machine Co. Inc.	100	—
			10,403,706
Consumer Staples (2.7%)
*	Darling Ingredients Inc.	2,205,211	140,670
*	US Foods Holding Corp.	3,125,310	137,514
*	Performance Food Group Co.	2,138,636	128,831
	Casey's General Stores Inc.	511,513	124,748
*	BJ's Wholesale Club Holdings Inc.	1,847,575	116,416
	Ingredion Inc.	908,503	96,256
*	Celsius Holdings Inc.	562,515	83,922
*	elf Beauty Inc.	696,278	79,536
*	BellRing Brands Inc.	1,840,903	67,377
	Flowers Foods Inc.	2,628,543	65,398
*	Post Holdings Inc.	730,395	63,289
*	Coty Inc. Class A	5,092,727	62,590
		Shares	Market Value• ($000)
	Albertsons Cos. Inc. Class A	2,719,015	59,329
	Lancaster Colony Corp.	271,409	54,578
*	Sprouts Farmers Market Inc.	1,408,113	51,720
*	Hostess Brands Inc. Class A	1,826,320	46,242
	Spectrum Brands Holdings Inc.	567,172	44,268
*,1	Freshpet Inc.	669,273	44,045
*	Simply Good Foods Co.	1,157,752	42,362
*	Boston Beer Co. Inc. Class A	129,953	40,083
	Coca-Cola Consolidated Inc.	62,680	39,866
*	Grocery Outlet Holding Corp.	1,240,057	37,958
	WD-40 Co.	186,346	35,154
*	TreeHouse Foods Inc.	696,949	35,112
	Inter Parfums Inc.	247,359	33,450
	J & J Snack Foods Corp.	205,107	32,481
	Energizer Holdings Inc.	898,969	30,187
	Edgewell Personal Care Co.	715,890	29,573
	PriceSmart Inc.	346,665	25,674
	Cal-Maine Foods Inc.	518,545	23,335
	Vector Group Ltd.	1,811,501	23,205
	MGP Ingredients Inc.	211,765	22,506
	Nu Skin Enterprises Inc. Class A	671,900	22,307
	Reynolds Consumer Products Inc.	761,024	21,499
	Andersons Inc.	433,517	20,007
*	Herbalife Ltd.	1,353,869	17,925
	Universal Corp.	346,513	17,305
*	Chefs' Warehouse Inc.	470,589	16,828
*	Central Garden & Pet Co. Class A	457,896	16,695
	Ingles Markets Inc. Class A	199,465	16,486
*	United Natural Foods Inc.	814,483	15,923
*	Hain Celestial Group Inc.	1,230,955	15,399
*	National Beverage Corp.	316,137	15,285
	Utz Brands Inc.	931,952	15,247
	John B Sanfilippo & Son Inc.	124,618	14,614
	Weis Markets Inc.	227,310	14,596
[1]	B&G Foods Inc.	1,003,279	13,966
	Medifast Inc.	149,980	13,822
*	Pilgrim's Pride Corp.	629,377	13,525
*	Sovos Brands Inc.	677,870	13,259
	Seaboard Corp.	3,539	12,601
	SpartanNash Co.	503,094	11,325
	Fresh Del Monte Produce Inc.	432,338	11,115
*,1	Beyond Meat Inc.	849,293	11,024
*,1	Beauty Health Co.	1,277,363	10,692
*	USANA Health Sciences Inc.	150,838	9,509
*	Central Garden & Pet Co.	243,707	9,449
*	Vita Coco Co. Inc.	329,914	8,865
[1]	Tootsie Roll Industries Inc.	249,780	8,845
*	Duckhorn Portfolio Inc.	597,830	7,754
	Calavo Growers Inc.	257,422	7,470
*	Mission Produce Inc.	566,780	6,869
	Turning Point Brands Inc.	228,247	5,480
*	Olaplex Holdings Inc.	1,197,492	4,455
*	Vital Farms Inc.	368,547	4,419
	Oil-Dri Corp. of America	69,624	4,107
*,1	Lifecore Biomedical Inc.	363,800	3,518
[1]	Limoneira Co.	204,001	3,174
*,1	BRC Inc. Class A	507,984	2,621
*	Zevia PBC Class A	573,415	2,471
*	HF Foods Group Inc.	523,729	2,456
*	Seneca Foods Corp. Class A	74,375	2,431
*	Nature's Sunshine Products Inc.	171,423	2,340
*,1	Benson Hill Inc.	1,779,607	2,313
	Village Super Market Inc. Class A	97,557	2,226
*,1	Whole Earth Brands Inc.	532,276	2,140
*,1	Westrock Coffee Co.	175,292	1,905
	Natural Grocers by Vitamin Cottage Inc.	145,996	1,790
	Alico Inc.	59,255	1,509

8

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Honest Co. Inc.	798,415	1,341
*,1	Rite Aid Corp.	802,574	1,212
*,1	22nd Century Group Inc.	3,132,816	1,199
*,1	Thorne HealthTech Inc.	237,244	1,115
*,1	Veru Inc.	745,233	887
	Lifevantage Corp.	195,613	851
*,1	Farmer Bros Co.	228,647	633
	Natural Health Trends Corp.	109,082	598
*	Lifeway Foods Inc.	85,576	576
*	Natural Alternatives International Inc.	75,454	560
*	Rocky Mountain Chocolate Factory Inc.	96,109	520
	United-Guardian Inc.	52,417	447
*	Seneca Foods Corp. Class B	13,939	444
*	Willamette Valley Vineyards Inc.	71,862	415
*,1	AppHarvest Inc.	997,425	369
*	Vintage Wine Estates Inc.	431,243	369
*,1	Tattooed Chef Inc.	669,353	365
*	MamaMancini's Holdings Inc.	118,906	359
*	Splash Beverage Group Inc.	301,169	337
*,1	Blue Apron Holdings Inc. Class A	27,402	160
*	S&W Seed Co.	127,046	155
*,1	Alkaline Water Co. Inc.	82,391	127
*	Upexi Inc.	52,088	117
	Mannatech Inc.	7,366	92
*,1	Real Good Food Co. Inc. Class A	26,297	91
*,1	Local Bounti Corp.	32,585	89
*,1	Barfresh Food Group Inc.	58,821	88
*,1	Zivo Bioscience Inc.	29,851	72
*,1	RiceBran Technologies	65,025	72
*	Coffee Holding Co. Inc.	44,321	62
*	Better Choice Co. Inc.	261,756	55
*	Cyanotech Corp.	52,089	47
*,1	Edible Garden AG Inc.	35,337	44
*,1	Bridgford Foods Corp.	3,336	38
*,1	Arcadia Biosciences Inc.	9,749	38
*,1	Stryve Foods Inc. Class A	58,942	36
*,1	Eastside Distilling Inc.	7,879	25
*,1	Guardion Health Sciences Inc.	3,165	24
*,1	MedAvail Holdings Inc.	63,468	16
*,1	Jupiter Wellness Inc.	10,439	4
			2,391,285
Energy (4.2%)
	Cheniere Energy Inc.	3,342,513	509,265
	Ovintiv Inc.	3,361,688	127,979
	Chesapeake Energy Corp.	1,448,105	121,177
	Texas Pacific Land Corp.	84,895	111,764
*	TechnipFMC plc	6,119,670	101,709
	Range Resources Corp.	3,322,075	97,669
*	Southwestern Energy Co.	15,202,600	91,368
	Chord Energy Corp.	570,124	87,685
	NOV Inc.	5,466,251	87,679
*	Antero Resources Corp.	3,793,928	87,374
	PDC Energy Inc.	1,195,057	85,016
	ChampionX Corp.	2,719,525	84,414
	Matador Resources Co.	1,567,806	82,028
	HF Sinclair Corp.	1,764,684	78,723
	Murphy Oil Corp.	2,004,592	76,776
*	Transocean Ltd.	9,767,625	68,471
	DT Midstream Inc.	1,348,159	66,828
	PBF Energy Inc. Class A	1,500,798	61,443
*	Weatherford International plc	901,794	59,897
*	Noble Corp. plc	1,430,530	59,095
*	Denbury Inc.	684,454	59,041
	Equitrans Midstream Corp.	5,981,118	57,180
	Antero Midstream Corp.	4,664,476	54,108
	SM Energy Co.	1,667,215	52,734
*	Valaris Ltd.	824,281	51,872
		Shares	Market Value• ($000)
	Helmerich & Payne Inc.	1,389,910	49,272
	Magnolia Oil & Gas Corp. Class A	2,350,488	49,125
	Civitas Resources Inc.	682,546	47,348
	California Resources Corp.	963,988	43,659
*	CNX Resources Corp.	2,239,847	39,690
*	Tidewater Inc.	695,455	38,556
	Northern Oil & Gas Inc.	1,103,598	37,876
*	Kosmos Energy Ltd.	6,275,029	37,587
	Cactus Inc. Class A	879,189	37,207
	Permian Resources Corp. Class A	3,223,100	35,325
	Peabody Energy Corp.	1,598,768	34,629
	Patterson-UTI Energy Inc.	2,827,937	33,850
	CONSOL Energy Inc.	445,269	30,194
[1]	Sitio Royalties Corp. Class A	1,143,440	30,038
	Arch Resources Inc.	259,757	29,290
	Liberty Energy Inc. Class A	2,012,396	26,906
*	Green Plains Inc.	816,637	26,328
*	Oceaneering International Inc.	1,378,334	25,775
*	Callon Petroleum Co.	700,322	24,560
	Delek US Holdings Inc.	896,740	21,477
	International Seaways Inc.	558,255	21,348
*	Talos Energy Inc.	1,496,847	20,761
*	Par Pacific Holdings Inc.	761,001	20,250
*	Diamond Offshore Drilling Inc.	1,386,616	19,745
	Archrock Inc.	1,862,358	19,089
	New Fortress Energy Inc.	675,564	18,092
	World Kinect Corp.	856,854	17,720
*	NexTier Oilfield Solutions Inc.	1,977,078	17,675
*,1	Uranium Energy Corp.	5,096,178	17,327
*	Expro Group Holdings NV	943,637	16,721
*	Gulfport Energy Corp.	152,064	15,977
	Core Laboratories Inc.	648,963	15,088
[1]	Comstock Resources Inc.	1,237,362	14,353
*	Helix Energy Solutions Group Inc.	1,939,045	14,310
*	US Silica Holdings Inc.	1,042,415	12,645
[1]	Kinetik Holdings Inc. Class A	349,342	12,276
*	Clean Energy Fuels Corp.	2,418,413	11,995
*	Vital Energy Inc.	265,659	11,995
	CVR Energy Inc.	400,144	11,988
	Dorian LPG Ltd.	458,010	11,748
*	Nabors Industries Ltd.	124,635	11,595
*	Dril-Quip Inc.	485,566	11,299
*	ProPetro Holding Corp.	1,323,347	10,904
*,1	Tellurian Inc.	7,252,902	10,227
*	Bristow Group Inc. Class A	330,269	9,489
	Select Water Solutions Inc. Class A	1,153,966	9,347
	RPC Inc.	1,105,704	7,906
*	REX American Resources Corp.	226,188	7,874
*,1	Earthstone Energy Inc. Class A	516,976	7,388
*,1	NextDecade Corp.	847,352	6,957
	Vitesse Energy Inc.	303,302	6,794
	SandRidge Energy Inc.	434,804	6,631
*	Oil States International Inc.	880,553	6,578
	Berry Corp.	920,992	6,336
*	Newpark Resources Inc.	1,107,202	5,791
[1]	Crescent Energy Co. Class A	544,553	5,674
	VAALCO Energy Inc.	1,485,620	5,586
*,1	Centrus Energy Corp. Class A	168,029	5,471
*,1	SilverBow Resources Inc.	186,760	5,438
*	Vertex Energy Inc.	867,819	5,424
*	TETRA Technologies Inc.	1,575,879	5,327
	Excelerate Energy Inc. Class A	258,567	5,257
*,1	Gevo Inc.	3,429,071	5,212
*,1	ProFrac Holding Corp. Class A	461,945	5,155
*	W&T Offshore Inc.	1,313,880	5,085
[1]	Enviva Inc.	424,010	4,601
*	DMC Global Inc.	257,334	4,570

9

Extended Market Index Fund
		Shares	Market Value• ($000)
	Atlas Energy Solutions Inc. Class A	234,677	4,074
*	Overseas Shipholding Group Inc. Class A	960,289	4,004
	Solaris Oilfield Infrastructure Inc. Class A	464,376	3,868
*	Forum Energy Technologies Inc.	146,570	3,751
*	SEACOR Marine Holdings Inc.	316,050	3,612
	Evolution Petroleum Corp.	443,351	3,578
*,1	Aemetis Inc.	464,381	3,404
*	Amplify Energy Corp.	493,760	3,343
*	Hallador Energy Co.	357,615	3,065
*,1	Ring Energy Inc.	1,459,997	2,497
[1]	HighPeak Energy Inc.	182,451	1,985
[1]	Riley Exploration Permian Inc.	54,699	1,954
	NACCO Industries Inc. Class A	55,748	1,932
*,1	KLX Energy Services Holdings Inc.	184,569	1,796
*,1	Ranger Energy Services Inc. Class A	172,254	1,764
*	Natural Gas Services Group Inc.	150,390	1,489
*,1	American Resources Corp.	734,307	1,439
	Epsilon Energy Ltd.	263,353	1,406
*,1	Geospace Technologies Corp.	178,649	1,388
	PHX Minerals Inc.	392,299	1,224
*	Mammoth Energy Services Inc.	240,366	1,161
*,1	Empire Petroleum Corp.	127,607	1,161
[1]	Granite Ridge Resources Inc.	168,414	1,117
*	Smart Sand Inc.	607,401	996
*,1	Lightbridge Corp.	148,161	862
	Adams Resources & Energy Inc.	22,932	806
*,1	Nine Energy Service Inc.	198,126	759
*	Kodiak Gas Services Inc.	43,479	706
*	Gulf Island Fabrication Inc.	205,792	669
*	PrimeEnergy Resources Corp.	6,028	555
*	Profire Energy Inc.	414,587	510
*,1	OPAL Fuels Inc. Class A	61,785	461
*,1	Comstock Inc.	600,439	438
*,1	Battalion Oil Corp.	53,142	303
*,1	Houston American Energy Corp.	137,786	294
*,1	Independence Contract Drilling Inc.	90,120	246
*	Superior Drilling Products Inc.	198,912	245
	Mexco Energy Corp.	16,905	203
*,1	Camber Energy Inc.	303,719	194
	Barnwell Industries Inc.	74,864	191
	Energy Services of America Corp.	62,494	181
*	NCS Multistage Holdings Inc.	10,064	178
*,1	PEDEVCO Corp.	174,199	159
[1]	US Energy Corp.	102,771	146
*	Stabilis Solutions Inc.	25,689	129
*	ENGlobal Corp.	300,740	113
*	MIND Technology Inc.	100,023	63
*,1	New Concept Energy Inc.	44,822	55
*,1	Clean Energy Technologies Inc.	19,700	35
*,1	Enservco Corp.	73,250	24
*,1	BitNile Metaverse Inc.	7,425	9
			3,693,548
Financials (15.7%)
	Blackstone Inc.	9,752,866	906,724
*	Block Inc. Class A	7,558,995	503,202
	Apollo Global Management Inc.	5,943,515	456,521
	KKR & Co. Inc.	7,960,129	445,767
*	Markel Group Inc.	184,209	254,794
	LPL Financial Holdings Inc.	1,070,153	232,683
	Ares Management Corp. Class A	2,208,237	212,764
	First Citizens BancShares Inc. Class A	164,952	211,708
*,1	Coinbase Global Inc. Class A	2,311,395	165,380
	Annaly Capital Management Inc.	6,750,537	135,078
	Fidelity National Financial Inc.	3,736,331	134,508
	RenaissanceRe Holdings Ltd.	691,811	129,037
	Reinsurance Group of America Inc.	917,885	127,301
	Equitable Holdings Inc.	4,569,751	124,114
		Shares	Market Value• ($000)
	Unum Group	2,542,088	121,258
	Interactive Brokers Group Inc. Class A	1,415,375	117,575
	American Financial Group Inc.	959,098	113,893
	New York Community Bancorp Inc.	10,042,766	112,881
	Ally Financial Inc.	4,149,079	112,067
	Kinsale Capital Group Inc.	299,371	112,025
	Tradeweb Markets Inc. Class A	1,584,566	108,511
*	WEX Inc.	590,892	107,584
*	Toast Inc. Class A	4,683,616	105,709
	East West Bancorp Inc.	1,951,235	103,006
	Primerica Inc.	498,424	98,568
	Voya Financial Inc.	1,354,262	97,114
*,1	SoFi Technologies Inc.	11,481,779	95,758
	Cullen/Frost Bankers Inc.	886,780	95,355
	Carlyle Group Inc.	2,972,712	94,978
	Old Republic International Corp.	3,717,230	93,563
	Webster Financial Corp.	2,391,212	90,268
	Stifel Financial Corp.	1,470,086	87,720
	Jefferies Financial Group Inc.	2,568,737	85,205
[1]	Starwood Property Trust Inc.	4,320,289	83,814
	First Horizon Corp.	7,405,547	83,461
	SEI Investments Co.	1,397,940	83,345
	AGNC Investment Corp.	8,172,070	82,783
	First American Financial Corp.	1,422,247	81,097
	Selective Insurance Group Inc.	835,117	80,129
	RLI Corp.	559,101	76,301
*	Euronet Worldwide Inc.	645,710	75,787
	Commerce Bancshares Inc.	1,550,899	75,529
	OneMain Holdings Inc.	1,674,016	73,138
	Prosperity Bancshares Inc.	1,293,053	73,032
	Affiliated Managers Group Inc.	480,677	72,049
*	Robinhood Markets Inc. Class A	7,184,707	71,703
	Erie Indemnity Co. Class A	341,198	71,655
	Essent Group Ltd.	1,482,529	69,382
	Morningstar Inc.	349,977	68,620
	SouthState Corp.	1,041,095	68,504
	Houlihan Lokey Inc. Class A	691,221	67,954
	Rithm Capital Corp.	6,652,473	62,201
	Wintrust Financial Corp.	848,223	61,598
	Synovus Financial Corp.	2,034,567	61,546
	MGIC Investment Corp.	3,861,301	60,970
	Popular Inc.	1,001,138	60,589
	Western Union Co.	5,158,972	60,515
	Evercore Inc. Class A	485,398	59,990
	Home BancShares Inc.	2,612,311	59,561
	Bank OZK	1,479,023	59,398
	Pinnacle Financial Partners Inc.	1,043,544	59,117
	Columbia Banking System Inc.	2,897,340	58,758
	Blue Owl Capital Inc. Class A	4,982,629	58,048
*	Ryan Specialty Holdings Inc. Class A	1,281,283	57,517
	FNB Corp.	5,014,160	57,362
	Axis Capital Holdings Ltd.	1,053,887	56,731
	Old National Bancorp	4,025,896	56,121
	Western Alliance Bancorp	1,524,480	55,598
	United Bankshares Inc.	1,859,326	55,166
	Hanover Insurance Group Inc.	486,341	54,971
	SLM Corp.	3,338,407	54,483
	Radian Group Inc.	2,127,551	53,784
*	Shift4 Payments Inc. Class A	790,159	53,660
	First Financial Bankshares Inc.	1,799,465	51,267
	Janus Henderson Group plc	1,849,887	50,409
	Lazard Ltd. Class A	1,567,697	50,166
	White Mountains Insurance Group Ltd.	35,400	49,167
	Cadence Bank	2,499,856	49,097
[1]	Blackstone Mortgage Trust Inc. Class A	2,336,796	48,629
*	Mr Cooper Group Inc.	945,491	47,880
	Glacier Bancorp Inc.	1,527,925	47,625

10

Extended Market Index Fund
		Shares	Market Value• ($000)
	FirstCash Holdings Inc.	500,556	46,717
*,1	Affirm Holdings Inc. Class A	2,975,630	45,616
	American Equity Investment Life Holding Co.	875,050	45,599
*	Enstar Group Ltd.	185,482	45,302
	Assured Guaranty Ltd.	809,361	45,162
	Hancock Whitney Corp.	1,168,111	44,832
	Valley National Bancorp	5,768,455	44,706
	Kemper Corp.	893,056	43,099
*,1	Credit Acceptance Corp.	84,373	42,856
	Federated Hermes Inc. Class B	1,188,679	42,614
*	Brighthouse Financial Inc.	891,959	42,234
	Moelis & Co. Class A	919,880	41,707
*	Focus Financial Partners Inc. Class A	789,468	41,455
	Hamilton Lane Inc. Class A	490,391	39,221
	United Community Banks Inc.	1,560,675	39,001
	CNO Financial Group Inc.	1,562,433	36,983
[1]	Arbor Realty Trust Inc.	2,466,417	36,552
	UMB Financial Corp.	598,400	36,443
	Artisan Partners Asset Management Inc. Class A	924,157	36,329
	Corebridge Financial Inc.	2,056,743	36,322
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,416,643	35,416
*,1	Upstart Holdings Inc.	983,683	35,226
	Community Bank System Inc.	737,012	34,551
*	Texas Capital Bancshares Inc.	660,818	34,032
	Walker & Dunlop Inc.	424,319	33,559
	Associated Banc-Corp	2,036,119	33,046
*	Genworth Financial Inc. Class A	6,563,682	32,818
	EVERTEC Inc.	887,975	32,704
	Cathay General Bancorp	991,528	31,917
	WSFS Financial Corp.	839,258	31,657
	First Hawaiian Inc.	1,757,438	31,651
	International Bancshares Corp.	714,019	31,560
	BOK Financial Corp.	385,482	31,139
	Ameris Bancorp	895,358	30,630
	First Bancorp	2,477,127	30,271
	Simmons First National Corp. Class A	1,734,649	29,923
*	NMI Holdings Inc. Class A	1,143,654	29,529
*	Marqeta Inc. Class A	6,042,510	29,427
	First Interstate BancSystem Inc. Class A	1,224,042	29,181
	PennyMac Financial Services Inc.	409,454	28,789
*	Axos Financial Inc.	721,638	28,461
*	Flywire Corp.	908,357	28,195
	ServisFirst Bancshares Inc.	675,629	27,647
	Fulton Financial Corp.	2,268,229	27,037
	Eastern Bankshares Inc.	2,198,239	26,972
	Pacific Premier Bancorp Inc.	1,298,137	26,845
	Piper Sandler Cos.	207,140	26,775
*	Remitly Global Inc.	1,413,142	26,595
	Atlantic Union Bankshares Corp.	1,023,134	26,550
	Independent Bank Corp.	595,204	26,493
	First Financial Bancorp	1,288,868	26,344
	Navient Corp.	1,380,490	25,650
[1]	Ready Capital Corp.	2,239,612	25,263
	Seacoast Banking Corp. of Florida	1,138,868	25,169
*	Bancorp Inc.	757,449	24,731
	CVB Financial Corp.	1,834,519	24,362
	Jackson Financial Inc. Class A	795,493	24,350
	Nelnet Inc. Class A	248,375	23,963
	Washington Federal Inc.	889,394	23,587
	First Merchants Corp.	819,136	23,124
	PJT Partners Inc. Class A	331,526	23,087
*	Enova International Inc.	429,461	22,813
	Bank of Hawaii Corp.	551,218	22,727
	BancFirst Corp.	240,493	22,125
	Bread Financial Holdings Inc.	697,445	21,893
	BankUnited Inc.	1,003,841	21,633
		Shares	Market Value• ($000)
*	BRP Group Inc. Class A	865,450	21,446
	BGC Partners Inc. Class A	4,805,918	21,290
	Towne Bank	902,490	20,974
	WesBanco Inc.	817,330	20,932
*	PROG Holdings Inc.	642,351	20,632
	Virtu Financial Inc. Class A	1,203,173	20,562
*	Goosehead Insurance Inc. Class A	326,814	20,553
	TPG Inc. Class A	701,555	20,528
	Park National Corp.	199,677	20,431
	Apollo Commercial Real Estate Finance Inc.	1,800,740	20,384
	Banner Corp.	465,405	20,324
*	Palomar Holdings Inc.	350,091	20,319
*	StoneX Group Inc.	240,442	19,976
	Renasant Corp.	762,932	19,935
	Enterprise Financial Services Corp.	508,323	19,875
	Hilltop Holdings Inc.	624,899	19,659
	Cohen & Steers Inc.	338,369	19,622
*	Cannae Holdings Inc.	958,556	19,372
	Claros Mortgage Trust Inc.	1,692,880	19,197
	NBT Bancorp Inc.	601,801	19,167
*	AvidXchange Holdings Inc.	1,838,066	19,079
	City Holding Co.	209,746	18,875
*	Triumph Financial Inc.	309,969	18,821
	Northwest Bancshares Inc.	1,769,464	18,756
	Stock Yards Bancorp Inc.	410,410	18,620
	Virtus Investment Partners Inc.	93,422	18,448
	Chimera Investment Corp.	3,182,636	18,364
	Two Harbors Investment Corp.	1,311,933	18,210
	Pathward Financial Inc.	386,596	17,923
	First Commonwealth Financial Corp.	1,396,655	17,668
	Trustmark Corp.	832,130	17,575
	Lakeland Financial Corp.	352,255	17,091
	Independent Bank Group Inc.	489,765	16,912
	OFG Bancorp	646,219	16,853
	Provident Financial Services Inc.	1,030,797	16,843
	Federal Agricultural Mortgage Corp. Class C	116,944	16,810
	Horace Mann Educators Corp.	565,798	16,782
	Ladder Capital Corp. Class A	1,532,205	16,624
	First Bancorp (XNGS)	557,077	16,573
	PennyMac Mortgage Investment Trust	1,224,180	16,502
	StepStone Group Inc. Class A	658,943	16,348
	Franklin BSP Realty Trust Inc.	1,146,607	16,236
*	Encore Capital Group Inc.	326,386	15,869
	TriCo Bancshares	472,873	15,699
*	Donnelley Financial Solutions Inc.	343,234	15,627
	Stewart Information Services Corp.	376,818	15,502
*	Rocket Cos. Inc. Class A	1,725,561	15,461
[1]	ARMOUR Residential REIT Inc.	2,824,323	15,054
	National Bank Holdings Corp. Class A	514,740	14,948
	Argo Group International Holdings Ltd.	503,738	14,916
	S&T Bancorp Inc.	546,970	14,872
	First Busey Corp.	736,220	14,798
	Safety Insurance Group Inc.	202,623	14,532
	Heartland Financial USA Inc.	520,931	14,518
	Sandy Spring Bancorp Inc.	639,784	14,510
	Stellar Bancorp Inc.	633,632	14,504
	AMERISAFE Inc.	271,879	14,497
	Employers Holdings Inc.	385,360	14,416
	CNA Financial Corp.	371,908	14,363
	National Western Life Group Inc. Class A	34,352	14,275
	MFA Financial Inc.	1,268,252	14,255
*	LendingClub Corp.	1,452,641	14,163
	Westamerica Bancorp	364,645	13,966
*	Open Lending Corp.	1,316,608	13,838
	FB Financial Corp.	481,225	13,498
	Hope Bancorp Inc.	1,594,101	13,422
	Veritex Holdings Inc.	741,044	13,287

11

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Payoneer Global Inc.	2,756,898	13,261
	PacWest Bancorp	1,624,855	13,243
	Berkshire Hills Bancorp Inc.	620,593	12,865
	Nicolet Bankshares Inc.	189,277	12,854
*	Oscar Health Inc. Class A	1,571,946	12,670
	OceanFirst Financial Corp.	806,135	12,592
	New York Mortgage Trust Inc.	1,253,109	12,431
*	Green Dot Corp. Class A	657,691	12,325
*	Avantax Inc.	547,608	12,255
*	PRA Group Inc.	535,046	12,226
*	Customers Bancorp Inc.	402,137	12,169
	Origin Bancorp Inc.	415,232	12,166
[1]	Ellington Financial Inc.	878,946	12,129
	BrightSpire Capital Inc. Class A	1,797,583	12,098
	Live Oak Bancshares Inc.	459,390	12,087
	Victory Capital Holdings Inc. Class A	373,882	11,792
	Peoples Bancorp Inc.	435,509	11,563
	ProAssurance Corp.	752,412	11,354
*	International Money Express Inc.	461,723	11,326
	Lakeland Bancorp Inc.	840,475	11,254
	Mercury General Corp.	362,548	10,974
	Capitol Federal Financial Inc.	1,767,392	10,905
	WisdomTree Inc.	1,587,323	10,889
	German American Bancorp Inc.	395,665	10,754
*	SiriusPoint Ltd.	1,185,222	10,703
	Brookline Bancorp Inc.	1,212,452	10,597
*,1	Lemonade Inc.	626,266	10,553
[1]	B. Riley Financial Inc.	224,619	10,328
	1st Source Corp.	245,108	10,277
	Tompkins Financial Corp.	183,756	10,235
	Preferred Bank	184,719	10,158
	Redwood Trust Inc.	1,593,331	10,150
	First Bancshares Inc.	392,552	10,144
	Southside Bancshares Inc.	384,796	10,066
	Enact Holdings Inc.	399,309	10,035
	James River Group Holdings Ltd.	547,131	9,991
	KKR Real Estate Finance Trust Inc.	811,452	9,875
	QCR Holdings Inc.	239,130	9,812
	Brightsphere Investment Group Inc.	464,792	9,737
*	Trupanion Inc.	483,834	9,522
	A-Mark Precious Metals Inc.	249,799	9,351
*	Ambac Financial Group Inc.	651,046	9,271
	Merchants Bancorp	360,296	9,216
	Dynex Capital Inc.	730,664	9,199
	Eagle Bancorp Inc.	424,175	8,976
	Banc of California Inc.	772,472	8,945
	Bank First Corp.	107,447	8,940
*	AssetMark Financial Holdings Inc.	296,414	8,792
	Heritage Financial Corp.	522,304	8,446
*	Repay Holdings Corp. Class A	1,062,067	8,316
	TFS Financial Corp.	650,959	8,183
	ConnectOne Bancorp Inc.	493,003	8,179
[1]	Ares Commercial Real Estate Corp.	800,745	8,128
	Premier Financial Corp.	504,511	8,082
	Dime Community Bancshares Inc.	454,968	8,021
	Univest Financial Corp.	439,966	7,955
*	Columbia Financial Inc.	456,930	7,900
[1]	UWM Holdings Corp. Class A	1,368,932	7,666
	Community Trust Bancorp Inc.	214,426	7,627
	Old Second Bancorp Inc.	575,991	7,522
*	I3 Verticals Inc. Class A	327,468	7,486
[1]	Invesco Mortgage Capital Inc.	642,548	7,370
	Diamond Hill Investment Group Inc.	42,417	7,266
	United Fire Group Inc.	315,981	7,160
	Heritage Commerce Corp.	851,614	7,051
	Cass Information Systems Inc.	174,823	6,780
	Kearny Financial Corp.	958,984	6,761
		Shares	Market Value• ($000)
	TrustCo Bank Corp.	236,313	6,761
	TPG RE Finance Trust Inc.	901,196	6,678
	Northfield Bancorp Inc.	606,628	6,661
	Camden National Corp.	214,561	6,645
	Great Southern Bancorp Inc.	130,985	6,645
	F&G Annuities & Life Inc.	265,958	6,590
*,1	EZCORP Inc. Class A	786,107	6,588
*	Cantaloupe Inc.	826,649	6,580
	First Community Bankshares Inc.	220,420	6,553
	Hanmi Financial Corp.	432,358	6,455
	Amerant Bancorp Inc. Class A	374,769	6,442
*	World Acceptance Corp.	47,995	6,432
	Washington Trust Bancorp Inc.	239,404	6,418
	P10 Inc. Class A	555,216	6,274
	Universal Insurance Holdings Inc.	405,316	6,254
	Capital City Bank Group Inc.	203,323	6,230
	First Mid Bancshares Inc.	256,624	6,195
	Peapack-Gladstone Financial Corp.	228,390	6,185
	Cambridge Bancorp	112,945	6,134
*	MBIA Inc.	708,974	6,126
[1]	NewtekOne Inc.	383,700	6,101
	Midland States Bancorp Inc.	305,553	6,084
	HCI Group Inc.	98,235	6,069
*	Coastal Financial Corp.	160,482	6,042
	Central Pacific Financial Corp.	384,271	6,037
	Farmers National Banc Corp.	482,134	5,964
	Mercantile Bank Corp.	214,260	5,918
	Byline Bancorp Inc.	325,257	5,884
*	CrossFirst Bankshares Inc.	584,166	5,842
	Horizon Bancorp Inc.	559,018	5,819
[1]	Orchid Island Capital Inc.	559,033	5,786
	HarborOne Bancorp Inc.	635,198	5,514
*	Metropolitan Bank Holding Corp.	154,911	5,380
	Bar Harbor Bankshares	214,959	5,297
	Republic Bancorp Inc. Class A	124,051	5,272
	Flushing Financial Corp.	428,123	5,262
	Independent Bank Corp. (Michigan)	302,913	5,137
	Business First Bancshares Inc.	340,522	5,132
	Arrow Financial Corp.	252,086	5,077
	CNB Financial Corp.	287,207	5,069
	First Financial Corp.	155,420	5,046
	Metrocity Bankshares Inc.	278,163	4,976
	Equity Bancshares Inc. Class A	213,681	4,868
*	Carter Bankshares Inc.	325,330	4,812
	Perella Weinberg Partners Class A	573,584	4,778
	Esquire Financial Holdings Inc.	102,758	4,700
	Hingham Institution For Savings	21,451	4,573
	Bridge Investment Group Holdings Inc. Class A	401,160	4,553
	SmartFinancial Inc.	210,884	4,536
	GCM Grosvenor Inc. Class A	601,260	4,534
	Citizens Financial Services Inc.	60,659	4,517
	Southern Missouri Bancorp Inc.	117,181	4,506
	Regional Management Corp.	142,217	4,338
*	Acacia Research Corp.	1,035,740	4,309
	Tiptree Inc. Class A	285,214	4,281
	South Plains Financial Inc.	187,668	4,224
*	NerdWallet Inc. Class A	447,421	4,210
	Amalgamated Financial Corp.	260,683	4,194
	HBT Financial Inc.	222,075	4,095
	Northeast Bank	98,222	4,093
*,1	Hagerty Inc. Class A	435,390	4,075
	Mid Penn Bancorp Inc.	183,703	4,056
	Summit Financial Group Inc.	195,678	4,043
[1]	Oppenheimer Holdings Inc. Class A	100,492	4,038
*	Greenlight Capital Re Ltd. Class A	382,987	4,035
	Peoples Financial Services Corp.	92,105	4,033
	American National Bankshares Inc.	137,746	3,992

12

Extended Market Index Fund
		Shares	Market Value• ($000)
	MidWestOne Financial Group Inc.	186,210	3,979
	Bank of Marin Bancorp	225,140	3,978
	Granite Point Mortgage Trust Inc.	750,521	3,978
	Citizens & Northern Corp.	205,821	3,972
	ACNB Corp.	119,145	3,952
	HomeTrust Bancshares Inc.	186,029	3,886
	First of Long Island Corp.	317,043	3,811
	Alerus Financial Corp.	209,355	3,764
*	Blue Foundry Bancorp	366,870	3,709
	Waterstone Financial Inc.	254,396	3,686
	Home Bancorp Inc.	110,046	3,655
	West Bancorp Inc.	196,726	3,622
	Federal Agricultural Mortgage Corp. Class A	29,518	3,601
*,1	Hippo Holdings Inc.	217,449	3,594
	FS Bancorp Inc.	119,191	3,584
	Northeast Community Bancorp Inc.	238,256	3,545
	Farmers & Merchants Bancorp Inc.	157,325	3,541
*	LendingTree Inc.	158,669	3,508
	Civista Bancshares Inc.	201,483	3,506
	Five Star Bancorp	153,311	3,430
	Donegal Group Inc. Class A	235,814	3,403
	Financial Institutions Inc.	215,480	3,392
*,1	Forge Global Holdings Inc.	1,384,507	3,364
*	Bridgewater Bancshares Inc.	339,479	3,344
*,1	Skyward Specialty Insurance Group Inc.	131,024	3,328
*	Selectquote Inc.	1,696,874	3,309
	MVB Financial Corp.	155,613	3,280
	Capstar Financial Holdings Inc.	265,553	3,258
	Sierra Bancorp	189,219	3,211
	Red River Bancshares Inc.	64,959	3,192
	Enterprise Bancorp Inc.	108,824	3,149
*	Velocity Financial Inc.	271,680	3,132
	John Marshall Bancorp Inc.	153,949	3,093
	Investors Title Co.	20,747	3,029
*	Southern First Bancshares Inc.	122,020	3,020
	Northrim Bancorp Inc.	76,598	3,013
	Guaranty Bancshares Inc.	111,107	3,009
*	eHealth Inc.	373,139	3,000
*	Atlanticus Holdings Corp.	70,011	2,941
	Orrstown Financial Services Inc.	153,208	2,934
	BayCom Corp.	175,600	2,929
	Shore Bancshares Inc.	253,151	2,926
	Norwood Financial Corp.	98,347	2,904
	Macatawa Bank Corp.	310,564	2,882
*	Third Coast Bancshares Inc.	181,078	2,874
	AFC Gamma Inc.	228,835	2,849
	Greenhill & Co. Inc.	194,330	2,847
	First Business Financial Services Inc.	95,966	2,830
	Greene County Bancorp Inc.	94,186	2,807
*	Ponce Financial Group Inc.	322,732	2,805
*	Ocwen Financial Corp.	92,076	2,760
	Fidelity D&D Bancorp Inc.	56,163	2,729
	First Bancorp Inc.	111,881	2,723
	Crawford & Co. Class A	240,318	2,665
	First Foundation Inc.	665,220	2,641
	BCB Bancorp Inc.	224,625	2,637
	Plumas Bancorp	73,314	2,617
	PCB Bancorp	176,970	2,603
	Timberland Bancorp Inc.	99,653	2,549
	Crawford & Co. Class B	265,090	2,489
	Sculptor Capital Management Inc. Class A	278,461	2,459
	National Bankshares Inc.	83,145	2,427
	Middlefield Banc Corp.	90,108	2,415
	C&F Financial Corp.	44,566	2,393
*	Guild Holdings Co. Class A	208,789	2,372
	Codorus Valley Bancorp Inc.	120,108	2,355
[1]	Angel Oak Mortgage REIT Inc.	283,978	2,340
		Shares	Market Value• ($000)
*	Oportun Financial Corp.	390,828	2,333
*,1	AlTi Global Inc.	301,584	2,310
	First Bank	221,214	2,296
	Penns Woods Bancorp Inc.	91,315	2,286
	Great Ajax Corp.	372,803	2,285
	Oak Valley Bancorp	88,230	2,223
*,1	Arlington Asset Investment Corp. Class A	478,910	2,217
	Silvercrest Asset Management Group Inc. Class A	109,439	2,216
*	Paymentus Holdings Inc. Class A	209,178	2,209
	Capital Bancorp Inc.	121,048	2,191
	Parke Bancorp Inc.	127,804	2,171
	Ames National Corp.	118,022	2,128
*,1	Maiden Holdings Ltd.	1,004,655	2,110
	Central Valley Community Bancorp	135,939	2,100
	Colony Bankcorp Inc.	222,001	2,091
	Princeton Bancorp Inc.	75,716	2,069
	Virginia National Bankshares Corp.	63,645	2,046
[1]	AG Mortgage Investment Trust Inc.	331,054	2,026
	Bankwell Financial Group Inc.	82,961	2,023
	RBB Bancorp	166,994	1,994
	Medallion Financial Corp.	250,706	1,983
	ChoiceOne Financial Services Inc.	86,073	1,980
	Community Financial Corp.	73,029	1,978
	Provident Bancorp Inc.	238,782	1,977
	Evans Bancorp Inc.	78,753	1,963
*	FVCBankcorp Inc.	181,118	1,951
	Primis Financial Corp.	231,732	1,951
[1]	Nexpoint Real Estate Finance Inc.	124,768	1,945
	Unity Bancorp Inc.	81,077	1,913
	MainStreet Bancshares Inc.	83,794	1,899
[1]	Sachem Capital Corp.	542,036	1,892
	Orange County Bancorp Inc.	50,926	1,884
	ESSA Bancorp Inc.	125,382	1,874
	Blue Ridge Bankshares Inc.	209,840	1,857
*	Security National Financial Corp. Class A	207,764	1,843
	Seven Hills Realty Trust	177,373	1,820
	Associated Capital Group Inc. Class A	51,110	1,809
	LCNB Corp.	121,255	1,790
[1]	Cherry Hill Mortgage Investment Corp.	363,777	1,757
*	Kingsway Financial Services Inc.	212,689	1,733
	Southern States Bancshares Inc.	82,041	1,731
*	ECB Bancorp Inc.	132,307	1,731
	Chemung Financial Corp.	45,037	1,730
	First Internet Bancorp	115,794	1,720
*	NI Holdings Inc.	115,761	1,719
	Richmond Mutual Bancorp Inc.	155,106	1,712
*,1	Consumer Portfolio Services Inc.	141,466	1,651
	William Penn Bancorp	161,491	1,639
	First Northwest Bancorp	143,833	1,637
	Salisbury Bancorp Inc.	66,500	1,575
	Territorial Bancorp Inc.	128,027	1,572
	Hawthorn Bancshares Inc.	87,426	1,569
	First Community Corp.	89,303	1,550
*	First Western Financial Inc.	83,045	1,545
	OP Bancorp	182,318	1,537
*	Malvern Bancorp Inc.	96,817	1,525
	Franklin Financial Services Corp.	54,643	1,516
*,1	Citizens Inc. Class A	625,430	1,507
[1]	Ellington Residential Mortgage REIT	208,054	1,500
	Luther Burbank Corp.	167,843	1,497
	BankFinancial Corp.	181,233	1,482
	Riverview Bancorp Inc.	292,678	1,475
*	Sterling Bancorp Inc.	269,676	1,475
	Investar Holding Corp.	121,401	1,470
*	loanDepot Inc. Class A	686,280	1,455
*	California Bancorp	96,513	1,448
	Meridian Corp.	143,789	1,409

13

Extended Market Index Fund
		Shares	Market Value• ($000)
	Westwood Holdings Group Inc.	113,259	1,404
	First United Corp.	97,981	1,397
	FNCB Bancorp Inc.	232,813	1,381
*,1	GoHealth Inc. Class A	69,839	1,377
*	Heritage Insurance Holdings Inc.	353,212	1,360
	Western New England Bancorp Inc.	232,098	1,355
	HomeStreet Inc.	225,014	1,332
	Citizens Community Bancorp Inc.	145,525	1,288
	First Capital Inc.	41,652	1,288
*	Finwise Bancorp	142,628	1,277
	Summit State Bank	84,229	1,273
	SB Financial Group Inc.	98,496	1,247
	Ohio Valley Banc Corp.	50,393	1,235
*	Paysign Inc.	496,392	1,216
*	Heritage Global Inc.	335,661	1,215
*,1	United Insurance Holdings Corp.	269,203	1,201
*,1	Bakkt Holdings Inc.	973,007	1,197
	Provident Financial Holdings Inc.	91,950	1,188
	Peoples Bancorp of North Carolina Inc.	65,127	1,187
	United Security Bancshares	172,133	1,146
*	USCB Financial Holdings Inc.	111,390	1,136
	Eagle Bancorp Montana Inc.	84,219	1,114
[1]	Chicago Atlantic Real Estate Finance Inc.	73,248	1,110
	First Financial Northwest Inc.	97,386	1,107
*,1	SWK Holdings Corp.	65,383	1,095
	First National Corp.	64,501	1,071
	Lument Finance Trust Inc.	561,340	1,067
*	Catalyst Bancorp Inc.	96,277	1,062
	Bank7 Corp.	41,219	1,011
	First Guaranty Bancshares Inc.	89,595	1,008
	Magyar Bancorp Inc.	97,323	1,008
	First Savings Financial Group Inc.	76,028	1,004
	Bank of South Carolina Corp.	72,460	1,000
	LINKBANCORP Inc.	165,700	994
*	Pioneer Bancorp Inc.	106,991	958
	Landmark Bancorp Inc.	43,715	953
	CF Bankshares Inc.	62,612	952
	Finward Bancorp	41,690	951
	Union Bankshares Inc.	41,209	946
*	Priority Technology Holdings Inc.	258,431	936
	CB Financial Services Inc.	45,102	916
*	ACRES Commercial Realty Corp.	99,249	877
	Western Asset Mortgage Capital Corp.	98,287	872
*,1	Root Inc. Class A	94,925	849
*	1895 Bancorp of Wisconsin Inc.	112,911	846
	HMN Financial Inc.	44,937	842
	Old Point Financial Corp.	47,285	820
	Sound Financial Bancorp Inc.	22,812	815
*,1	Midwest Holding Inc.	30,230	809
	United Bancorp Inc.	67,080	801
*	Finance of America Cos. Inc. Class A	413,375	790
	Bayfirst Financial Corp.	55,268	746
	Community West Bancshares	60,747	745
*,1	Katapult Holdings Inc.	820,549	739
	Bank of the James Financial Group Inc.	76,007	705
	MarketWise Inc.	339,965	680
	Citizens Holding Co.	54,265	662
*	Republic First Bancorp Inc.	731,904	659
	First US Bancshares Inc.	76,705	654
	TC Bancshares Inc.	44,357	634
	US Global Investors Inc. Class A	200,865	615
	Partners Bancorp	97,068	601
*	Affinity Bancshares Inc.	50,723	596
	AmeriServ Financial Inc.	234,196	595
*,1	Bright Health Group Inc.	47,738	583
*,1	Moneylion Inc.	48,127	578
*	Nicholas Financial Inc.	107,044	537
		Shares	Market Value• ($000)
	IF Bancorp Inc.	35,981	520
	Pathfinder Bancorp Inc.	32,919	459
*	Usio Inc.	234,439	436
*,1	BM Technologies Inc.	144,374	430
[1]	Value Line Inc.	9,206	423
	Auburn National Bancorp Inc.	19,679	422
	Manhattan Bridge Capital Inc.	82,224	415
	Cullman Bancorp Inc.	38,273	408
[1]	Curo Group Holdings Corp.	301,842	407
	Hennessy Advisors Inc.	56,949	403
*	Safeguard Scientifics Inc.	237,965	393
*,1	OppFi Inc.	192,600	393
*,1	Siebert Financial Corp.	145,922	362
*	Broadway Financial Corp.	325,176	315
*,1	AppTech Payments Corp.	149,801	295
	First Seacoast Bancorp	35,615	294
*	FlexShopper Inc.	194,566	249
*	Bogota Financial Corp.	30,040	245
*	Ashford Inc.	22,502	219
	Oconee Federal Financial Corp.	13,359	190
*,1	Ryvyl Inc.	242,066	182
*,1	Atlantic American Corp.	88,541	171
*	Vericity Inc.	26,227	162
*	Hallmark Financial Services Inc.	28,429	159
	Kingstone Cos. Inc.	123,172	158
*,1	Oxbridge Re Holdings Ltd.	85,132	152
*,1	Sunlight Financial Holdings Inc.	518,421	150
*	Rhinebeck Bancorp Inc.	21,536	146
	Home Federal Bancorp Inc. of Louisiana	9,434	138
*	NSTS Bancorp Inc.	14,679	137
	Mid-Southern Bancorp Inc.	10,317	134
*	Carver Bancorp Inc.	48,690	131
*,1	OLB Group Inc.	112,818	103
*	Income Opportunity Realty Investors Inc.	8,889	102
	Texas Community Bancshares Inc.	7,844	95
*,1	Marpai Inc. Class A	54,224	93
	Village Bank & Trust Financial Corp.	1,766	77
	Glen Burnie Bancorp	9,312	73
*,1	LM Funding America Inc.	99,032	71
	Hanover Bancorp Inc.	3,908	70
*	Patriot National Bancorp Inc.	6,315	54
*,1	Netcapital Inc.	45,304	50
*	Conifer Holdings Inc.	24,973	44
*	PB Bankshares Inc.	2,618	36
*	ICC Holdings Inc.	1,528	25
[1]	Cohen & Co. Inc.	4,588	19
*	Generations Bancorp NY Inc.	1,974	18
	Kentucky First Federal Bancorp	2,147	13
*	OptimumBank Holdings Inc.	4,064	12
*	FG Financial Group Inc.	2,572	5
	Lake Shore Bancorp Inc.	138	2
*	CFSB Bancorp Inc.	100	1
*	Reliance Global Group Inc.	132	1
*,2	Cogent Biosciences Inc. CVR	101,693	—
*	Marygold Cos. Inc.	81	—
			13,738,479
Health Care (12.9%)
*	Veeva Systems Inc. Class A	2,007,518	396,947
*	Seagen Inc.	1,912,048	367,993
*	Alnylam Pharmaceuticals Inc.	1,714,458	325,644
*	Horizon Therapeutics plc	3,118,328	320,720
*	Exact Sciences Corp.	2,498,239	234,585
*	BioMarin Pharmaceutical Inc.	2,590,110	224,511
*	Avantor Inc.	9,305,370	191,132
*	Penumbra Inc.	527,998	181,663
	Royalty Pharma plc Class A	5,210,485	160,170
*	Sarepta Therapeutics Inc.	1,288,598	147,570

14

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Shockwave Medical Inc.	506,283	144,498
*	United Therapeutics Corp.	648,489	143,154
*	Inspire Medical Systems Inc.	400,174	129,913
*	Neurocrine Biosciences Inc.	1,346,701	126,994
*	Apellis Pharmaceuticals Inc.	1,370,957	124,894
*	Tenet Healthcare Corp.	1,414,432	115,106
	Chemed Corp.	207,434	112,361
*	Masimo Corp.	667,269	109,799
*	Jazz Pharmaceuticals plc	878,378	108,893
	Bruker Corp.	1,376,349	101,740
*	Repligen Corp.	717,875	101,551
*	Acadia Healthcare Co. Inc.	1,272,370	101,332
	Encompass Health Corp.	1,370,678	92,809
*	Karuna Therapeutics Inc.	422,453	91,609
*	Exelixis Inc.	4,509,453	86,176
*	Medpace Holdings Inc.	339,542	81,548
*	Ionis Pharmaceuticals Inc.	1,983,021	81,363
*	Lantheus Holdings Inc.	945,490	79,346
*	Natera Inc.	1,589,796	77,359
*	Intra-Cellular Therapies Inc.	1,219,192	77,199
*	10X Genomics Inc. Class A	1,363,609	76,144
*	Envista Holdings Corp.	2,236,112	75,670
*	HealthEquity Inc.	1,173,888	74,119
*	Option Care Health Inc.	2,265,261	73,598
	Ensign Group Inc.	769,239	73,432
*	Alkermes plc	2,277,630	71,290
*	IVERIC bio Inc.	1,809,958	71,204
*	agilon health Inc.	3,999,003	69,343
*	Merit Medical Systems Inc.	799,860	66,900
*	Elanco Animal Health Inc.	6,515,214	65,543
*	Halozyme Therapeutics Inc.	1,816,951	65,537
*	Globus Medical Inc. Class A	1,089,921	64,894
*	Neogen Corp.	2,968,394	64,563
	Perrigo Co. plc	1,877,957	63,757
*	QuidelOrtho Corp.	750,781	62,210
*,1	CRISPR Therapeutics AG	1,092,570	61,337
*	ImmunoGen Inc.	3,221,309	60,786
*	Syneos Health Inc.	1,439,050	60,642
*	Haemonetics Corp.	695,904	59,249
*	AMN Healthcare Services Inc.	540,386	58,967
*	Teladoc Health Inc.	2,306,924	58,411
*	Guardant Health Inc.	1,597,696	57,198
	CONMED Corp.	420,671	57,165
*	Doximity Inc. Class A	1,649,926	56,130
*,1	Vaxcyte Inc.	1,067,291	53,301
*	Blueprint Medicines Corp.	831,858	52,573
*	Novocure Ltd.	1,265,783	52,530
*	Arrowhead Pharmaceuticals Inc.	1,455,033	51,886
*	Intellia Therapeutics Inc.	1,233,461	50,301
*	ICU Medical Inc.	281,437	50,149
*	TG Therapeutics Inc.	1,954,707	48,555
*	Glaukos Corp.	656,416	46,743
	Select Medical Holdings Corp.	1,428,456	45,511
*	Omnicell Inc.	617,679	45,504
	Premier Inc. Class A	1,637,059	45,281
*	Ultragenyx Pharmaceutical Inc.	980,591	45,235
*	Denali Therapeutics Inc.	1,519,305	44,835
*	Surgery Partners Inc.	971,936	43,727
*	Amicus Therapeutics Inc.	3,462,807	43,493
*	iRhythm Technologies Inc.	414,021	43,191
*	Pacific Biosciences of California Inc.	3,221,149	42,841
*	Cytokinetics Inc.	1,311,991	42,797
*	Azenta Inc.	906,429	42,312
*	PTC Therapeutics Inc.	1,039,238	42,266
*	Enovis Corp.	657,594	42,165
*	Inari Medical Inc.	720,016	41,862
*	Progyny Inc.	1,063,548	41,840
		Shares	Market Value• ($000)
*	Madrigal Pharmaceuticals Inc.	180,127	41,609
*	Amedisys Inc.	453,413	41,460
*	Prestige Consumer Healthcare Inc.	694,617	41,281
*	Reata Pharmaceuticals Inc. Class A	402,150	41,003
*	Integra LifeSciences Holdings Corp.	984,920	40,510
*	Evolent Health Inc. Class A	1,332,971	40,389
*	Integer Holdings Corp.	454,336	40,259
*	ACADIA Pharmaceuticals Inc.	1,655,973	39,661
*	Insmed Inc.	1,878,422	39,635
	Patterson Cos. Inc.	1,183,403	39,360
*	Prothena Corp. plc	565,968	38,644
*	LivaNova plc	736,770	37,892
*	TransMedics Group Inc.	440,866	37,024
*	Schrodinger Inc.	740,316	36,957
*,1	Axsome Therapeutics Inc.	513,848	36,925
*	Krystal Biotech Inc.	299,398	35,149
*	REVOLUTION Medicines Inc.	1,305,043	34,910
*	STAAR Surgical Co.	663,084	34,858
*	R1 RCM Inc.	1,885,927	34,795
*	Axonics Inc.	682,145	34,428
*	Sage Therapeutics Inc.	719,152	33,815
*	Privia Health Group Inc.	1,281,448	33,459
*	AtriCure Inc.	652,102	32,188
*	Amphastar Pharmaceuticals Inc.	525,983	30,228
*	NuVasive Inc.	713,562	29,677
*	Beam Therapeutics Inc.	918,228	29,319
*	Revance Therapeutics Inc.	1,147,368	29,040
*	Cerevel Therapeutics Holdings Inc.	888,976	28,261
*	Morphic Holding Inc.	489,042	28,037
*	NeoGenomics Inc.	1,737,777	27,926
*	Bridgebio Pharma Inc.	1,623,482	27,924
*,1	Corcept Therapeutics Inc.	1,247,914	27,766
*	Certara Inc.	1,474,325	26,847
*	Mirati Therapeutics Inc.	726,032	26,232
*	Sotera Health Co.	1,391,239	26,211
*	Myriad Genetics Inc.	1,121,707	26,001
*	RadNet Inc.	791,397	25,815
*	Chinook Therapeutics Inc.	668,261	25,675
*	Vir Biotechnology Inc.	1,040,205	25,516
*	Pacira BioSciences Inc.	634,937	25,442
*	Veracyte Inc.	985,860	25,110
	US Physical Therapy Inc.	204,167	24,784
*	Vericel Corp.	653,326	24,545
*	CorVel Corp.	124,714	24,132
*	Akero Therapeutics Inc.	497,615	23,234
*	Phreesia Inc.	731,941	22,698
*	Supernus Pharmaceuticals Inc.	747,317	22,464
*	Zentalis Pharmaceuticals Inc.	788,284	22,238
*	Celldex Therapeutics Inc.	653,485	22,173
*	Tandem Diabetes Care Inc.	901,460	22,122
*	DICE Therapeutics Inc.	469,674	21,821
*	Agios Pharmaceuticals Inc.	753,362	21,335
*	Biohaven Ltd.	883,743	21,139
*	Xencor Inc.	842,151	21,029
*	Protagonist Therapeutics Inc.	758,068	20,938
*	Dynavax Technologies Corp.	1,609,707	20,797
*	Addus HomeCare Corp.	223,184	20,689
*	Alphatec Holdings Inc.	1,133,908	20,388
*	Viking Therapeutics Inc.	1,254,409	20,334
*	Owens & Minor Inc.	1,047,522	19,945
*	Ironwood Pharmaceuticals Inc. Class A	1,869,910	19,896
*	Geron Corp.	6,176,860	19,828
*	Iovance Biotherapeutics Inc.	2,784,308	19,602
*	UFP Technologies Inc.	98,753	19,143
*	Veradigm Inc.	1,518,766	19,136
*	Maravai LifeSciences Holdings Inc. Class A	1,534,980	19,080
*	Syndax Pharmaceuticals Inc.	890,087	18,630

15

Extended Market Index Fund
		Shares	Market Value• ($000)
*	BioCryst Pharmaceuticals Inc.	2,576,263	18,137
	LeMaitre Vascular Inc.	269,319	18,120
*	Catalyst Pharmaceuticals Inc.	1,307,874	17,578
*	Apollo Medical Holdings Inc.	547,979	17,316
	Embecta Corp.	795,619	17,185
*	Silk Road Medical Inc.	526,987	17,122
*	Arvinas Inc.	677,925	16,826
*	Ideaya Biosciences Inc.	703,481	16,532
*	Avanos Medical Inc.	642,840	16,431
*	Ligand Pharmaceuticals Inc.	225,056	16,227
*	PROCEPT BioRobotics Corp.	455,774	16,112
*	Pediatrix Medical Group Inc.	1,131,922	16,085
*	SpringWorks Therapeutics Inc.	609,820	15,989
*	Twist Bioscience Corp.	781,482	15,989
*	Rocket Pharmaceuticals Inc.	799,177	15,880
*	Hims & Hers Health Inc.	1,675,600	15,751
*,1	Roivant Sciences Ltd.	1,548,282	15,607
*	Relay Therapeutics Inc.	1,240,296	15,578
*	Nuvalent Inc. Class A	359,994	15,181
*	89bio Inc.	793,885	15,044
*	MannKind Corp.	3,651,587	14,862
*	Viridian Therapeutics Inc.	623,109	14,824
*	Arcus Biosciences Inc.	729,091	14,808
*	Outset Medical Inc.	670,247	14,658
*	Immunovant Inc.	770,433	14,615
*	Figs Inc. Class A	1,759,506	14,551
*	Harmony Biosciences Holdings Inc.	412,057	14,500
*	Travere Therapeutics Inc.	893,983	13,732
*	Cymabay Therapeutics Inc.	1,252,335	13,713
*	Varex Imaging Corp.	579,361	13,656
*	Cogent Biosciences Inc.	1,151,461	13,633
*	Cross Country Healthcare Inc.	485,376	13,629
*	Recursion Pharmaceuticals Inc. Class A	1,816,606	13,570
*	Arcellx Inc.	421,494	13,328
*,1	Cassava Sciences Inc.	542,350	13,298
*	AdaptHealth Corp. Class A	1,059,446	12,893
*	OPKO Health Inc.	5,840,717	12,674
*	Ventyx Biosciences Inc.	382,954	12,561
*	Nevro Corp.	493,053	12,533
*	Kymera Therapeutics Inc.	538,247	12,374
*	Treace Medical Concepts Inc.	482,579	12,344
*	Replimune Group Inc.	528,767	12,278
*	Avid Bioservices Inc.	865,701	12,094
*	NextGen Healthcare Inc.	745,346	12,090
*,1	LifeStance Health Group Inc.	1,309,175	11,953
*	Accolade Inc.	880,266	11,857
*	Amylyx Pharmaceuticals Inc.	548,816	11,838
*	ANI Pharmaceuticals Inc.	211,146	11,366
*	SI-BONE Inc.	421,255	11,365
*	Deciphera Pharmaceuticals Inc.	801,229	11,281
*	Brookdale Senior Living Inc.	2,652,608	11,194
*	Crinetics Pharmaceuticals Inc.	618,498	11,145
*	Keros Therapeutics Inc.	276,742	11,120
	Atrion Corp.	19,397	10,973
	National HealthCare Corp.	176,820	10,931
*	Inhibrx Inc.	419,696	10,895
*	Quanterix Corp.	480,663	10,839
*	Pliant Therapeutics Inc.	595,211	10,785
*	DocGo Inc.	1,146,359	10,741
*,1	Verve Therapeutics Inc.	572,208	10,729
*	MiMedx Group Inc.	1,619,115	10,702
*	ADMA Biologics Inc.	2,899,635	10,700
*	CryoPort Inc.	620,029	10,696
*	REGENXBIO Inc.	530,237	10,599
*	BioLife Solutions Inc.	476,555	10,532
*,1	Rhythm Pharmaceuticals Inc.	628,199	10,359
*	Adaptive Biotechnologies Corp.	1,539,139	10,328
		Shares	Market Value• ($000)
*	Artivion Inc.	596,939	10,261
*	Avidity Biosciences Inc.	920,055	10,203
*	Innoviva Inc.	787,042	10,019
*	Fulgent Genetics Inc.	270,356	10,011
*	Collegium Pharmaceutical Inc.	465,586	10,005
	Simulations Plus Inc.	227,081	9,839
*	OrthoPediatrics Corp.	224,312	9,836
*	Ardelyx Inc.	2,890,063	9,797
*	Health Catalyst Inc.	782,489	9,781
*,1	Point Biopharma Global Inc.	1,078,110	9,768
*	Arcturus Therapeutics Holdings Inc.	337,486	9,679
*	4D Molecular Therapeutics Inc.	528,158	9,544
*	Cytek Biosciences Inc.	1,096,704	9,366
*	ACELYRIN Inc.	444,134	9,282
*	Kura Oncology Inc.	876,651	9,275
*	Mirum Pharmaceuticals Inc.	348,144	9,006
*,1	Novavax Inc.	1,208,717	8,981
*,1	Anavex Life Sciences Corp.	1,099,596	8,940
	Mesa Laboratories Inc.	69,330	8,909
*	Orthofix Medical Inc.	491,065	8,869
	National Research Corp.	203,525	8,855
	HealthStream Inc.	341,389	8,385
*	Editas Medicine Inc.	1,010,455	8,316
*	Enhabit Inc.	710,640	8,172
*	ModivCare Inc.	177,361	8,019
*	2seventy bio Inc.	778,548	7,879
*,1	Sharecare Inc.	4,446,787	7,782
*	Community Health Systems Inc.	1,762,201	7,754
*	Agiliti Inc.	469,375	7,745
*	Aclaris Therapeutics Inc.	734,920	7,621
*	Agenus Inc.	4,758,154	7,613
*,1	OmniAb Inc.	1,481,753	7,453
*,1	Harrow Health Inc.	391,331	7,451
*	American Well Corp. Class A	3,517,992	7,388
*,1	Sana Biotechnology Inc.	1,230,434	7,333
*	Theravance Biopharma Inc.	707,015	7,318
*	23andMe Holding Co. Class A	4,167,511	7,293
*	Tactile Systems Technology Inc.	292,487	7,292
*	Marinus Pharmaceuticals Inc.	654,107	7,104
*	Multiplan Corp.	3,313,970	6,992
*	Pulmonx Corp.	526,520	6,903
*	RxSight Inc.	239,259	6,891
*,1	Biomea Fusion Inc.	310,355	6,812
*	uniQure NV	592,770	6,793
*	Day One Biopharmaceuticals Inc.	563,329	6,726
*	Surmodics Inc.	214,515	6,716
*	RAPT Therapeutics Inc.	356,554	6,668
*	Alignment Healthcare Inc.	1,155,674	6,645
*,1	Lyell Immunopharma Inc.	2,079,395	6,612
*,1	Allogene Therapeutics Inc.	1,307,113	6,496
*	CareDx Inc.	760,371	6,463
*	Vera Therapeutics Inc. Class A	399,872	6,418
*	Cerus Corp.	2,598,929	6,393
*	Paragon 28 Inc.	359,517	6,378
*	Seres Therapeutics Inc.	1,322,272	6,334
*	Definitive Healthcare Corp. Class A	558,150	6,140
*	Nurix Therapeutics Inc.	614,441	6,138
*	AnaptysBio Inc.	299,399	6,090
*	EQRx Inc.	3,247,668	6,041
*	Avita Medical Inc.	354,573	6,031
*	GoodRx Holdings Inc. Class A	1,092,115	6,028
*,1	Enliven Therapeutics Inc.	294,247	6,006
*	AngioDynamics Inc.	568,802	5,933
*,1	Aldeyra Therapeutics Inc.	700,726	5,879
*	MaxCyte Inc.	1,276,100	5,857
*	Anika Therapeutics Inc.	224,939	5,844
*	Enanta Pharmaceuticals Inc.	270,925	5,798

16

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Ocular Therapeutix Inc.	1,117,397	5,766
*	Axogen Inc.	616,194	5,626
*,1	ImmunityBio Inc.	2,013,545	5,598
*	Vanda Pharmaceuticals Inc.	847,379	5,584
*	Intercept Pharmaceuticals Inc.	504,099	5,575
*	Liquidia Corp.	705,015	5,534
*	Dyne Therapeutics Inc.	490,469	5,518
*	Fate Therapeutics Inc.	1,149,385	5,471
*	Arcutis Biotherapeutics Inc.	573,880	5,469
*	Kiniksa Pharmaceuticals Ltd. Class A	387,848	5,461
*	Accuray Inc.	1,402,919	5,429
*	PetIQ Inc. Class A	357,674	5,426
*	Alector Inc.	882,271	5,302
*,1	Senseonics Holdings Inc.	6,845,982	5,224
*	Computer Programs & Systems Inc.	211,384	5,219
*	OraSure Technologies Inc.	1,025,893	5,140
*,1	Xeris Biopharma Holdings Inc.	1,932,975	5,064
*	Tarsus Pharmaceuticals Inc.	276,799	5,002
*	SomaLogic Inc.	2,159,198	4,988
*	Pennant Group Inc.	402,819	4,947
*	Mersana Therapeutics Inc.	1,493,150	4,912
*,1	Omeros Corp.	895,025	4,869
	iRadimed Corp.	101,929	4,866
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $10,167)	970,179	4,864
*,1	Bluebird Bio Inc.	1,477,717	4,862
*	Castle Biosciences Inc.	348,527	4,782
*,1	Butterfly Network Inc.	2,063,371	4,746
*,1	Phathom Pharmaceuticals Inc.	331,351	4,745
*,1	Terns Pharmaceuticals Inc.	542,050	4,743
*	Emergent BioSolutions Inc.	634,305	4,662
*	iTeos Therapeutics Inc.	347,829	4,605
*	Edgewise Therapeutics Inc.	587,747	4,555
*,1	Cabaletta Bio Inc.	349,323	4,510
*	Olema Pharmaceuticals Inc.	492,386	4,446
	Utah Medical Products Inc.	47,574	4,434
*	Disc Medicine Inc.	99,197	4,404
*	Allakos Inc.	1,007,369	4,392
*	Atea Pharmaceuticals Inc.	1,166,202	4,362
*	Amneal Pharmaceuticals Inc.	1,386,147	4,297
*	Voyager Therapeutics Inc.	374,880	4,292
*,1	Clover Health Investments Corp. Class A	4,766,297	4,276
*,1	Compass Therapeutics Inc.	1,342,627	4,270
*	Aura Biosciences Inc.	342,033	4,224
*	MacroGenics Inc.	765,722	4,097
*	Cullinan Oncology Inc.	376,395	4,050
*	Coherus Biosciences Inc.	940,624	4,016
*	Evolus Inc.	543,715	3,953
*,1	Assertio Holdings Inc.	717,986	3,891
*	Savara Inc.	1,216,164	3,886
*,1	Cutera Inc.	255,046	3,859
*	Scholar Rock Holding Corp.	507,860	3,829
*	Inogen Inc.	331,291	3,826
*	Arbutus Biopharma Corp.	1,609,542	3,702
*,1	Entrada Therapeutics Inc.	240,431	3,640
	Phibro Animal Health Corp. Class A	261,957	3,589
*,1	Summit Therapeutics Inc.	1,423,420	3,573
*	Sutro Biopharma Inc.	764,370	3,554
*	Stoke Therapeutics Inc.	334,235	3,553
*,1	Invitae Corp.	3,141,204	3,550
*,1	Alpine Immune Sciences Inc.	345,108	3,548
*	Generation Bio Co.	643,302	3,538
*	OptimizeRx Corp.	247,129	3,531
*,1	Cano Health Inc.	2,516,459	3,498
*,1	ARS Pharmaceuticals Inc.	494,005	3,310
*,1	ORIC Pharmaceuticals Inc.	425,939	3,305
*	FibroGen Inc.	1,214,955	3,280
*	Lexicon Pharmaceuticals Inc.	1,420,383	3,253
		Shares	Market Value• ($000)
*	Caribou Biosciences Inc.	764,543	3,249
*,1	WaVe Life Sciences Ltd.	888,567	3,234
*	Zimvie Inc.	287,523	3,229
*	Nuvation Bio Inc.	1,782,922	3,209
*,1	CareMax Inc.	1,028,756	3,199
*	Y-mAbs Therapeutics Inc.	467,252	3,173
*	Kodiak Sciences Inc.	458,129	3,161
*	Organogenesis Holdings Inc. Class A	946,908	3,144
*	Rigel Pharmaceuticals Inc.	2,396,416	3,091
*	Sight Sciences Inc.	359,874	2,980
*,1	Tyra Biosciences Inc.	174,518	2,972
*,1	EyePoint Pharmaceuticals Inc.	338,295	2,943
*,1	X4 Pharmaceuticals Inc.	1,516,167	2,941
*,1	Zynex Inc.	306,075	2,935
*	Eagle Pharmaceuticals Inc.	150,918	2,934
*	Janux Therapeutics Inc.	247,042	2,932
*	Astria Therapeutics Inc.	350,636	2,921
*	Harvard Bioscience Inc.	524,232	2,878
*	Tabula Rasa HealthCare Inc.	348,345	2,874
*	PMV Pharmaceuticals Inc.	448,370	2,807
*	Monte Rosa Therapeutics Inc.	407,475	2,791
*	Joint Corp.	206,277	2,785
*,1	HilleVax Inc.	161,925	2,784
*,1	Mineralys Therapeutics Inc.	161,668	2,756
*	Karyopharm Therapeutics Inc.	1,514,162	2,710
*,1	Icosavax Inc.	272,178	2,703
*	Tenaya Therapeutics Inc.	458,363	2,691
	SIGA Technologies Inc.	530,694	2,680
*,1	Erasca Inc.	969,736	2,676
*,1	Zomedica Corp.	13,318,083	2,664
*,1	Actinium Pharmaceuticals Inc.	356,801	2,647
*	NanoString Technologies Inc.	653,151	2,645
[1]	Carisma Therapeutics Inc.	294,528	2,583
*	Codexis Inc.	905,512	2,535
*	Nautilus Biotechnology Inc. Class A	654,149	2,532
*,1	Outlook Therapeutics Inc.	1,449,173	2,522
*,1	Design Therapeutics Inc.	399,505	2,517
*	KalVista Pharmaceuticals Inc.	275,995	2,484
*,1	Bionano Genomics Inc.	4,065,411	2,480
*	InfuSystem Holdings Inc.	254,071	2,447
*	Sangamo Therapeutics Inc.	1,876,120	2,439
*,1	Merrimack Pharmaceuticals Inc.	198,199	2,438
*,1	Immuneering Corp. Class A	239,601	2,430
*	Spectrum Pharmaceuticals Inc.	2,524,293	2,423
*	CVRx Inc.	155,497	2,401
*	Akebia Therapeutics Inc.	2,602,859	2,382
*,1	Lineage Cell Therapeutics Inc.	1,683,994	2,374
*,1	scPharmaceuticals Inc.	231,956	2,364
*,1	CorMedix Inc.	587,909	2,331
*,1	Citius Pharmaceuticals Inc.	1,925,707	2,311
*	Fulcrum Therapeutics Inc.	692,005	2,284
*,1	Ovid therapeutics Inc.	695,684	2,282
*,1	Zevra Therapeutics Inc.	445,705	2,273
*	Aerovate Therapeutics Inc.	131,361	2,253
*	Altimmune Inc.	621,625	2,194
*	Allovir Inc.	643,888	2,189
*	Humacyte Inc.	757,718	2,167
*	Atara Biotherapeutics Inc.	1,340,523	2,158
*	Quantum-Si Inc.	1,202,081	2,152
*	ALX Oncology Holdings Inc.	285,123	2,141
*	Seer Inc. Class A	500,174	2,136
*,1	Atossa Therapeutics Inc.	1,664,345	2,097
*,1	ClearPoint Neuro Inc.	289,540	2,096
*,1	Ikena Oncology Inc.	318,152	2,087
*	Tela Bio Inc.	205,738	2,084
*	Apyx Medical Corp.	413,692	2,081
*	Gritstone bio Inc.	1,055,881	2,059

17

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Precigen Inc.	1,790,730	2,059
*	CytoSorbents Corp.	568,233	2,040
*	Inozyme Pharma Inc.	365,151	2,034
*	Augmedix Inc.	417,939	2,010
*,1	PDS Biotechnology Corp.	398,487	2,004
*	Annexon Inc.	567,390	1,997
*	Cue Biopharma Inc.	545,877	1,992
*,1	Theseus Pharmaceuticals Inc.	211,791	1,976
*,1	Mind Medicine MindMed Inc.	551,691	1,970
*,1	Adverum Biotechnologies Inc.	1,225,295	1,948
*	Semler Scientific Inc.	73,885	1,939
*	Selecta Biosciences Inc.	1,696,040	1,900
*	Puma Biotechnology Inc.	532,748	1,881
*	Kezar Life Sciences Inc.	764,730	1,874
*,1	Foghorn Therapeutics Inc.	263,568	1,856
*,1	Bioxcel Therapeutics Inc.	275,722	1,836
*	Standard BioTools Inc.	949,518	1,833
*,1	Innovage Holding Corp.	243,699	1,828
*	Cara Therapeutics Inc.	645,753	1,827
*,1	Reneo Pharmaceuticals Inc.	278,541	1,827
*,1	XOMA Corp.	95,557	1,805
*	Akoya Biosciences Inc.	244,280	1,805
*,1	Prime Medicine Inc.	123,074	1,803
*,1	Heron Therapeutics Inc.	1,541,911	1,789
*,1	Tango Therapeutics Inc.	530,525	1,761
*	Perspective Therapeutics Inc.	2,611,176	1,744
*,1	Seelos Therapeutics Inc.	1,459,138	1,744
*,1	Ocugen Inc.	3,064,568	1,664
*,1	ProKidney Corp. Class A	147,496	1,650
*	BioAtla Inc.	545,526	1,637
*	Verastem Inc.	220,008	1,637
*,1	CytomX Therapeutics Inc.	946,563	1,628
*	KORU Medical Systems Inc.	469,412	1,619
*,1	Asensus Surgical Inc. Class A	3,205,099	1,619
*	Capricor Therapeutics Inc.	335,757	1,605
*,1	Vigil Neuroscience Inc.	170,238	1,600
*	C4 Therapeutics Inc.	579,975	1,595
*	Jasper Therapeutics Inc.	1,160,011	1,589
*	Talkspace Inc.	1,240,756	1,576
*,1	Beyond Air Inc.	369,793	1,575
*,1	Zura Bio Ltd. Class A	192,000	1,574
*,1	Celcuity Inc.	143,261	1,573
*,1	Durect Corp.	315,066	1,560
*,1	Vor BioPharma Inc.	504,670	1,559
*	Paratek Pharmaceuticals Inc.	704,989	1,558
*	FONAR Corp.	90,135	1,541
*	Nektar Therapeutics Class A	2,676,857	1,540
*,1	Esperion Therapeutics Inc.	1,101,879	1,532
*,1	Alaunos Therapeutics Inc.	2,987,660	1,524
*,1	Verrica Pharmaceuticals Inc.	263,323	1,519
*,1	Inmune Bio Inc.	165,874	1,506
*	Inovio Pharmaceuticals Inc.	3,354,371	1,498
*,1	Pulse Biosciences Inc.	206,645	1,486
*,1	Omega Therapeutics Inc.	261,194	1,463
*	G1 Therapeutics Inc.	583,255	1,452
*	NGM Biopharmaceuticals Inc.	560,237	1,451
*,1	GeneDx Holdings Corp. Class A	241,389	1,439
*,1	Aadi Bioscience Inc.	209,941	1,436
*,1	CEL - SCI Corp.	591,633	1,426
*	aTyr Pharma Inc.	659,358	1,424
*,1	Hyperfine Inc. Class A	661,431	1,422
*,1	Vaxxinity Inc. Class A	562,125	1,417
*	Chimerix Inc.	1,151,189	1,393
*,1	MediciNova Inc.	601,244	1,383
*,1	Genelux Corp.	42,277	1,383
*,1	Bioventus Inc. Class A	477,735	1,381
*,1	Acrivon Therapeutics Inc.	105,537	1,368
		Shares	Market Value• ($000)
*,1	Gossamer Bio Inc.	1,124,386	1,349
*,1	Sanara Medtech Inc.	33,592	1,347
*,1	Rallybio Corp.	235,891	1,335
*	Athira Pharma Inc.	452,018	1,333
*,1	XBiotech Inc.	222,303	1,320
*,1	SCYNEXIS Inc.	442,770	1,306
*	Biote Corp. Class A	192,149	1,299
*,1	Reviva Pharmaceuticals Holdings Inc.	221,249	1,297
*,1	Vaxart Inc.	1,768,943	1,291
*	Poseida Therapeutics Inc. Class A	727,378	1,280
*,1	Black Diamond Therapeutics Inc.	252,352	1,274
*	LifeMD Inc.	292,563	1,273
*,1	ProPhase Labs Inc.	173,884	1,262
*	Immunic Inc.	502,478	1,261
*	Longboard Pharmaceuticals Inc.	171,646	1,260
*	Anixa Biosciences Inc.	387,898	1,241
*,1	Lyra Therapeutics Inc.	301,686	1,240
*	Larimar Therapeutics Inc.	392,615	1,229
*	PepGen Inc.	137,095	1,226
*	Shattuck Labs Inc.	381,483	1,190
*,1	Inotiv Inc.	244,868	1,168
*	ChromaDex Corp.	743,337	1,167
*,1	Annovis Bio Inc.	80,474	1,150
*,1	Ocuphire Pharma Inc.	263,683	1,144
[1]	AirSculpt Technologies Inc.	132,658	1,144
*	Enzo Biochem Inc.	618,343	1,138
*,1	Achieve Life Sciences Inc.	217,311	1,128
*,1	DarioHealth Corp.	280,481	1,125
*,1	IGM Biosciences Inc.	121,071	1,118
*,1	Orchestra BioMed Holdings Inc.	156,059	1,092
*	GlycoMimetics Inc.	624,423	1,087
*	Trevi Therapeutics Inc.	453,073	1,083
*,1	Eton Pharmaceuticals Inc.	307,580	1,073
*,1	P3 Health Partners Inc.	355,045	1,062
*	Adicet Bio Inc.	433,904	1,054
*	Electromed Inc.	98,146	1,051
*	Cidara Therapeutics Inc.	908,104	1,026
*,1	Rezolute Inc.	512,314	1,014
*	Personalis Inc.	534,786	1,005
*,1	Absci Corp.	659,168	1,002
*,1	Immunome Inc.	125,570	993
*	Galera Therapeutics Inc.	317,979	992
*	DiaMedica Therapeutics Inc.	228,620	988
*,1	Vicarious Surgical Inc. Class A	539,936	988
*,1	Bright Green Corp.	968,476	978
*	Acumen Pharmaceuticals Inc.	202,972	976
*	Optinose Inc.	787,017	968
*	Stereotaxis Inc.	631,157	966
*,1	Eyenovia Inc.	407,168	965
*,1	Galectin Therapeutics Inc.	670,160	965
*,1	DermTech Inc.	369,368	960
*	Kronos Bio Inc.	553,029	951
*	Century Therapeutics Inc.	299,597	947
*	Nkarta Inc.	423,359	927
*,1	Aveanna Healthcare Holdings Inc.	538,008	909
*,1	Corvus Pharmaceuticals Inc.	382,533	876
*	Curis Inc.	1,054,023	875
*	Neuronetics Inc.	403,878	868
*	Relmada Therapeutics Inc.	352,855	868
*	Cardiff Oncology Inc.	590,707	868
*	Dare Bioscience Inc.	942,149	857
*,1	Pyxis Oncology Inc.	330,179	845
*	Spero Therapeutics Inc.	582,090	844
*,1	Matinas BioPharma Holdings Inc.	2,321,925	836
*,1	BrainStorm Cell Therapeutics Inc.	401,014	826
*	Abeona Therapeutics Inc.	202,479	816
*	Aquestive Therapeutics Inc.	493,675	815

18

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	SmileDirectClub Inc. Class A	1,523,499	807
*,1	Invivyd Inc.	747,479	785
*	Clearside Biomedical Inc.	697,789	782
*,1	Rockwell Medical Inc.	142,230	777
*	Streamline Health Solutions Inc.	604,798	768
*,1	Prelude Therapeutics Inc.	169,409	762
*,2	PDL BioPharma Inc.	1,757,467	743
*,1	Delcath Systems Inc.	123,297	719
*	ViewRay Inc.	1,999,273	704
*,1	VolitionRX Ltd.	506,680	704
*	Societal CDMO Inc.	630,198	693
*	Talaris Therapeutics Inc.	227,965	693
*,1	Third Harmonic Bio Inc.	143,047	688
*,1	Minerva Neurosciences Inc.	74,257	679
*	Great Elm Group Inc.	328,530	674
*,1	Praxis Precision Medicines Inc.	576,833	663
*,1	Sensus Healthcare Inc.	207,423	653
*,1	Kinnate Biopharma Inc.	215,647	653
*,1	BioVie Inc. Class A	147,637	636
*	Pardes Biosciences Inc. Class A	349,795	633
*	Graphite Bio Inc.	242,746	631
*,1	BioSig Technologies Inc.	500,006	625
*,1	MyMD Pharmaceuticals Inc.	410,666	616
*	Sonendo Inc.	441,583	601
*,1	Alzamend Neuro Inc.	1,178,178	601
*	Assembly Biosciences Inc.	520,411	598
*,1	Hepion Pharmaceuticals Inc.	54,538	573
*,1	Nuvectis Pharma Inc.	35,718	570
*,1	Genprex Inc.	598,971	568
*	LENSAR Inc.	133,235	566
*	Forian Inc.	229,226	562
*	Milestone Scientific Inc.	644,153	561
*	Lantern Pharma Inc.	99,265	560
*,1	Fortress Biotech Inc.	1,003,004	552
*	Applied Therapeutics Inc.	430,495	551
*	Singular Genomics Systems Inc.	649,099	539
*,1	Greenwich Lifesciences Inc.	54,752	528
*	iCAD Inc.	319,228	520
*,1	AN2 Therapeutics Inc.	60,179	512
*,1	Avrobio Inc.	537,481	511
*	BioCardia Inc.	189,240	505
*,1	SELLAS Life Sciences Group Inc.	318,241	500
*	Decibel Therapeutics Inc.	129,540	499
*,1	UNITY Biotechnology Inc.	194,785	497
*	Co-Diagnostics Inc.	444,776	494
*,1	TherapeuticsMD Inc.	119,900	494
*	NeuroPace Inc.	109,361	491
*,1	Corbus Pharmaceuticals Holdings Inc.	62,059	487
*	Instil Bio Inc.	874,673	482
*,1	MEI Pharma Inc.	73,294	482
*	Homology Medicines Inc.	535,943	474
*	Surface Oncology Inc.	536,790	467
*,1	Accelerate Diagnostics Inc.	572,179	463
*,1	Rani Therapeutics Holdings Inc. Class A	110,975	457
*,1	Cue Health Inc.	1,223,161	451
*,1	Celularity Inc. Class A	843,244	449
*	Precision BioSciences Inc.	851,883	448
*,1	Mustang Bio Inc.	71,434	444
*,1	Sera Prognostics Inc. Class A	134,305	443
*,1	Syros Pharmaceuticals Inc.	140,119	441
*,1	PAVmed Inc.	1,071,449	437
*	PhenomeX Inc.	885,758	434
*,1	Checkpoint Therapeutics Inc.	172,212	425
*,1	Sonida Senior Living Inc.	48,661	424
*	Werewolf Therapeutics Inc.	138,536	423
*,1	Miromatrix Medical Inc.	241,350	422
*,1	Clene Inc.	477,286	420
		Shares	Market Value• ($000)
*	Orgenesis Inc.	300,650	418
*	AIM ImmunoTech Inc.	620,229	416
*	Champions Oncology Inc.	65,914	415
*	Passage Bio Inc.	439,575	414
*	Exagen Inc.	141,951	412
*,1	Cosmos Health Inc.	134,834	403
*,1	Quince Therapeutics Inc.	265,538	400
*,2	Tobira Therapeutics Inc. CVR	87,894	398
*,1	Aravive Inc.	315,214	397
*	Neoleukin Therapeutics Inc.	478,838	397
*	Xilio Therapeutics Inc.	147,846	387
*,1	Atreca Inc. Class A	393,228	385
*,1	Kala Pharmaceuticals Inc.	26,296	384
*,1	Eiger BioPharmaceuticals Inc.	540,723	381
*	Onconova Therapeutics Inc.	321,970	380
*,1	Viracta Therapeutics Inc.	269,120	379
*,1	Lipocine Inc.	74,283	371
*	NextCure Inc.	201,781	363
	Psychemedics Corp.	78,306	357
*	IRIDEX Corp.	164,113	356
*	CareCloud Inc.	119,857	354
*	Magenta Therapeutics Inc.	464,208	352
*,1	Biotricity Inc.	551,341	351
*	Hookipa Pharma Inc.	395,449	348
*	Galecto Inc.	137,447	346
*,1	Predictive Oncology Inc.	69,881	340
*	Protara Therapeutics Inc.	140,668	336
*	Kewaunee Scientific Corp.	21,503	333
*,1	Pro-Dex Inc.	17,455	333
*	ImmuCell Corp.	65,129	332
*,1	Biora Therapeutics Inc.	84,729	326
*	enVVeno Medical Corp.	104,365	321
*,1	Owlet Inc.	923,752	314
*,1	Cognition Therapeutics Inc.	170,607	312
*,1	Solid Biosciences Inc.	58,895	309
*	Elevation Oncology Inc.	201,738	307
*,1	Rain Oncology Inc.	250,603	301
*,1	SAB Biotherapeutics Inc.	356,201	296
*,1	Sientra Inc.	100,386	294
*,1	GreenLight Biosciences Holdings PBC	982,201	293
*,1	Virios Therapeutics Inc.	208,883	288
*,1	Aeglea BioTherapeutics Inc.	632,341	285
*,1	Microbot Medical Inc.	104,821	285
*,1	Leap Therapeutics Inc.	91,063	285
*	Retractable Technologies Inc.	246,784	284
*,1	ARCA biopharma Inc.	138,329	281
*	Biodesix Inc.	227,201	279
*	Eledon Pharmaceuticals Inc.	201,259	276
*,1	Molecular Templates Inc.	566,562	272
*,1	Marker Therapeutics Inc.	87,137	270
*	Synlogic Inc.	624,203	268
*	Infinity Pharmaceuticals Inc.	1,260,434	265
*	TScan Therapeutics Inc.	105,856	265
*	Moleculin Biotech Inc.	454,705	263
*	Ekso Bionics Holdings Inc.	179,455	257
*	Taysha Gene Therapies Inc.	384,542	254
*,1	Oncocyte Corp.	1,101,689	253
*	Acutus Medical Inc.	278,220	247
*	Gain Therapeutics Inc.	54,603	245
*	Aligos Therapeutics Inc.	250,431	243
*,1	Palatin Technologies Inc.	115,668	243
*,1	Dyadic International Inc.	123,690	239
*	IN8bio Inc.	155,490	239
*,1	NightHawk Biosciences Inc.	352,600	236
*	ElectroCore Inc.	48,008	235
*	AgeX Therapeutics Inc.	259,263	232
*,1	Conformis Inc.	104,898	230

19

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Biomerica Inc.	168,196	229
*,1,2	Palisade Bio Inc. CVR	238,902	229
*	Oncology Institute Inc.	416,082	229
*	Eliem Therapeutics Inc.	80,918	227
*,1	vTv Therapeutics Inc. Class A	305,107	226
*	Dominari Holdings Inc.	77,687	226
*	Vincerx Pharma Inc.	173,353	225
*	Strata Skin Sciences Inc.	235,454	224
*	Spruce Biosciences Inc.	104,176	224
*,1	UpHealth Inc.	118,970	224
*,1	Longeveron Inc.	65,090	220
*	Harpoon Therapeutics Inc.	308,935	219
*,1	NRX Pharmaceuticals Inc.	448,671	217
*	Oncternal Therapeutics Inc.	621,232	214
*,1	Soleno Therapeutics Inc.	49,939	214
*,1	Eargo Inc.	43,485	214
*,1	Cyteir Therapeutics Inc.	81,271	211
*,1	Lisata Therapeutics Inc.	56,770	210
*,1	AquaBounty Technologies Inc.	580,668	206
*,1	Applied DNA Sciences Inc.	156,293	202
*	Bolt Biotherapeutics Inc.	157,452	202
*,1	NeuroOne Medical Technologies Corp.	168,499	202
*	PharmaCyte Biotech Inc.	69,840	200
*,1	Aspira Women's Health Inc.	60,237	199
*	Zynerba Pharmaceuticals Inc.	604,155	197
*	Alpha Teknova Inc.	73,641	197
*,1	Know Labs Inc.	195,367	197
*	Tempest Therapeutics Inc.	154,153	196
*,1	VBI Vaccines Inc.	59,707	196
*,1	Theriva Biologics Inc.	194,494	195
*,1	Bio-Path Holdings Inc.	108,929	193
*	Mallinckrodt plc	160,900	190
*	Vivani Medical Inc.	154,717	187
*	Equillium Inc.	242,412	182
*	MiNK Therapeutics Inc.	85,953	181
*,1	NanoViricides Inc.	154,515	178
*,1	VYNE Therapeutics Inc.	43,891	178
*,1	Organovo Holdings Inc.	104,510	177
*,1	Regulus Therapeutics Inc.	120,151	177
*,2	Imara Inc. CVR	140,767	176
*,1	Telesis Bio Inc.	110,770	175
*	Candel Therapeutics Inc.	134,169	169
*	Cocrystal Pharma Inc.	70,301	168
*	Sigilon Therapeutics Inc.	7,319	165
*	American Shared Hospital Services	63,508	162
*,1	GeoVax Labs Inc.	288,573	159
*,1	Tonix Pharmaceuticals Holding Corp.	100,843	159
*,1	Alimera Sciences Inc.	54,245	158
*,1	Evelo Biosciences Inc.	48,600	158
*,1	HeartBeam Inc.	64,906	156
*,1	Frequency Therapeutics Inc.	448,505	155
*	Forte Biosciences Inc.	149,084	155
*,1	Science 37 Holdings Inc.	710,569	151
*,1	Vistagen Therapeutics Inc.	80,762	151
*,1	Surrozen Inc.	271,911	150
*,1	Unicycive Therapeutics Inc.	115,057	147
*,1	Senti Biosciences Inc. Class A	232,999	145
*,1	Pieris Pharmaceuticals Inc.	872,701	144
*,1	ATI Physical Therapy Inc.	15,661	143
*,1	Vapotherm Inc.	318,785	142
*,1	Elicio Therapeutics Inc.	14,903	142
*,1	Immix Biopharma Inc.	52,378	141
*	Lumos Pharma Inc.	42,183	139
*,1	Precipio Inc.	352,910	138
*	Aziyo Biologics Inc. Class A	57,608	136
*	Vivos Therapeutics Inc.	261,932	134
*,1	Cyclo Therapeutics Inc.	80,332	128
		Shares	Market Value• ($000)
*,1	Cellectar Biosciences Inc.	65,482	128
*,1	Coeptis Therapeutics Holdings	81,672	127
*,1	Enochian Biosciences Inc.	222,701	126
*	TFF Pharmaceuticals Inc.	268,770	126
*,1	RVL Pharmaceuticals plc	224,896	126
*,2	Strongbridge Biopharma plc CVR	687,671	125
*,1	Akumin Inc.	695,610	125
*	Cumberland Pharmaceuticals Inc.	83,119	122
*,1	Impel Pharmaceuticals Inc.	96,137	122
*,1	Better Therapeutics Inc.	112,436	121
*,1	Nemaura Medical Inc.	126,682	118
*,1	PetVivo Holdings Inc.	59,855	118
*	Rapid Micro Biosystems Inc. Class A	113,865	114
*,1	Cingulate Inc.	123,016	114
*	Sensei Biotherapeutics Inc.	97,704	111
*,1	Acer Therapeutics Inc.	118,495	109
*,1	Apexigen Inc.	253,880	109
*,1	Novan Inc.	251,875	108
*,1	9 Meters Biopharma Inc.	161,178	108
*,1	Nutriband Inc.	35,226	106
*,1	Humanigen Inc.	683,489	104
*,1	Acorda Therapeutics Inc.	7,989	104
*,1	Aptevo Therapeutics Inc.	70,348	103
*,1	Athersys Inc.	118,213	103
*,1	iBio Inc.	165,747	101
*,1	Bellerophon Therapeutics Inc.	142,168	98
*	Cyclerion Therapeutics Inc.	23,490	97
*	Diffusion Pharmaceuticals Inc.	28,978	96
*,1	Timber Pharmaceuticals Inc.	38,687	94
*	NeuroMetrix Inc.	95,051	93
*	Acurx Pharmaceuticals Inc.	34,277	91
*,1	Yield10 Bioscience Inc.	40,451	90
*	Talis Biomedical Corp.	186,773	90
*	Clever Leaves Holdings Inc.	441,494	89
*,1	GT Biopharma Inc.	276,175	86
*,1	Edesa Biotech Inc.	106,260	85
*,1	RenovoRx Inc.	37,328	84
*,1	Creative Medical Technology Holdings Inc.	17,629	82
*,1	eFFECTOR Therapeutics Inc.	94,449	78
*,1	Eloxx Pharmaceuticals Inc.	19,893	77
*	Tracon Pharmaceuticals Inc.	262,772	76
*	SunLink Health Systems Inc.	83,942	76
*,1	Cardio Diagnostics Holdings Inc.	64,022	76
*,1	ReShape Lifesciences Inc.	49,874	74
*,1	Lipella Pharmaceuticals Inc.	34,520	74
[1]	Kineta Inc.	28,255	73
*,1	Adamis Pharmaceuticals Corp.	30,090	72
*,1	Virpax Pharmaceuticals Inc.	65,145	71
*	Aileron Therapeutics Inc.	39,934	71
*,1	Phio Pharmaceuticals Corp.	24,380	70
*	Axcella Health Inc.	315,295	69
*,1	Aethlon Medical Inc.	190,657	69
*	Vaccinex Inc.	188,819	67
*,1	SQZ Biotechnologies Co.	241,040	65
*,1	Nuwellis Inc.	24,097	65
*	Petros Pharmaceuticals Inc.	31,811	65
*	ProSomnus Inc.	21,741	65
*	Protagenic Therapeutics Inc.	31,781	65
*,1	Armata Pharmaceuticals Inc.	55,926	64
*,1	Aceragen Inc.	39,478	64
*,2	Adamas Pharmaceuticals Inc. CVR	1,055,708	64
*,1	Biofrontera Inc.	120,938	63
*	HCW Biologics Inc.	28,400	62
*,1	Trevena Inc.	70,176	62
*	Imunon Inc.	46,782	60
*,1	Palisade Bio Inc.	35,569	60
*	Pasithea Therapeutics Corp.	121,007	59

20

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Ontrak Inc.	121,862	58
*,1	Applied Molecular Transport Inc.	222,651	57
*,1	Pulmatrix Inc.	21,390	57
*,1	Blue Water Biotech Inc.	49,709	56
*,1	NanoVibronix Inc.	16,201	56
*,1	LogicMark Inc.	18,939	55
*,1	Titan Pharmaceuticals Inc.	82,051	53
*,1	CNS Pharmaceuticals Inc.	23,765	53
*,1	Cyclacel Pharmaceuticals Inc.	86,949	51
*	iSpecimen Inc.	35,987	51
*,1	Cohbar Inc.	17,665	50
*	Evoke Pharma Inc.	29,851	49
*,1	SiNtx Technologies Inc.	38,309	48
*,2	Catalyst Biosciences Inc. CVR	475,977	48
*,1	Akili Inc. Class A	43,316	48
*,1	Lucid Diagnostics Inc.	33,567	47
*,1	Exicure Inc.	34,318	45
*,1	ThermoGenesis Holdings Inc.	35,419	44
*,1	Histogen Inc.	60,166	43
*,1	PaxMedica Inc.	54,959	43
*,1	SCWorx Corp.	103,826	42
*,1	Adial Pharmaceuticals Inc.	203,358	42
*,1	Enveric Biosciences Inc.	12,515	42
*,1	Innovative Eyewear Inc.	47,233	42
*,1	AcelRx Pharmaceuticals Inc.	37,371	41
*,1	Eterna Therapeutics Inc.	18,551	41
*,1	Jaguar Health Inc.	79,361	41
*	Avinger Inc.	55,516	40
*,1	Cibus Inc.	3,847	40
*,1	Monopar Therapeutics Inc.	45,167	39
*,1	Indaptus Therapeutics Inc.	21,151	39
*	Regional Health Properties Inc.	10,499	38
*,1	Hoth Therapeutics Inc.	12,232	37
*,1	ENDRA Life Sciences Inc.	25,739	37
*,1	InVivo Therapeutics Holdings Corp.	26,246	36
*,1	Novo Integrated Sciences Inc.	238,861	35
*	Anebulo Pharmaceuticals Inc.	16,032	35
*,1	NeuBase Therapeutics Inc.	18,981	35
*,1	Finch Therapeutics Group Inc.	4,148	35
*,1	TRxADE HEALTH Inc.	2,643	35
*	Ocean Biomedical Inc.	5,580	34
*,1	Xenetic Biosciences Inc.	9,699	31
*,1	Kintara Therapeutics Inc.	7,563	30
*,1	OpGen Inc.	36,701	30
*,1	Aprea Therapeutics Inc.	9,375	30
*,1	Venus Concept Inc.	14,306	30
*,1	Aridis Pharmaceuticals Inc.	129,880	29
*	MSP Recovery Inc.	88,633	29
*,1	Baudax Bio Inc.	24,900	29
*,2	Aduro Biotech Inc. CVR	150,581	28
*	Ensysce Biosciences Inc.	15,419	28
*,1	Precision Optics Corp. Inc.	4,557	28
*,1	NexImmune Inc.	97,320	27
*	BioRestorative Therapies Inc.	5,910	26
*,1	Avalo Therapeutics Inc.	72,041	26
*,1	First Wave BioPharma Inc.	16,477	26
*,1	Plus Therapeutics Inc.	13,030	26
*,1	Navidea Biopharmaceuticals Inc.	276,491	25
*,1	Lexaria Bioscience Corp.	33,329	24
*,1	ContraFect Corp.	16,304	24
*	Processa Pharmaceuticals Inc.	46,013	23
*,1	INVO BioScience Inc.	105,539	22
*,1	Comera Life Sciences Holdings Inc.	44,098	22
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*,1	Aditxt Inc.	46,465	21
*,1	Salarius Pharmaceuticals Inc.	14,263	21
*,1,2	Oncternal Therapeutics Inc. CVR	19,268	20
		Shares	Market Value• ($000)
*,1	Inhibikase Therapeutics Inc.	5,756	20
*,1	Soligenix Inc.	26,765	19
*,1	Benitec Biopharma Inc.	74,773	18
*,1	180 Life Sciences Corp.	15,379	18
*,1	cbdMD Inc.	13,042	18
*,1	Synaptogenix Inc.	17,391	16
*,1	Fresh Tracks Therapeutics Inc.	23,060	16
*,1	Aytu BioPharma Inc.	9,995	16
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*,1	bioAffinity Technologies Inc.	6,629	12
*	Dynatronics Corp.	16,074	12
*,1	Intelligent Bio Solutions Inc.	4,157	12
*	Star Equity Holdings Inc.	10,285	11
*,1	Windtree Therapeutics Inc.	8,882	11
*,1	Kiromic BioPharma Inc.	4,213	11
*,1	Agile Therapeutics Inc.	3,765	11
*,1	Avenue Therapeutics Inc.	9,082	10
*,1	Landos Biopharma Inc.	2,399	10
*,1	Panbela Therapeutics Inc.	4,248	10
	Cryo-Cell International Inc.	1,552	9
*,1	Sonnet BioTherapeutics Holdings Inc.	18,057	9
*,2	Aeglea BioTherapeutics Inc. CVR	632,341	9
*,1	Journey Medical Corp.	5,310	8
*	Imac Holdings Inc.	62,631	7
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*	Biolase Inc.	92,558	7
*,1	Kiora Pharmaceuticals Inc.	10,503	7
*,1	NovaBay Pharmaceuticals Inc.	9,912	7
*	Ainos Inc.	9,831	7
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,1	ABVC BioPharma Inc.	12,371	6
*,1	Bullfrog AI Holdings Inc.	1,600	6
*,2	F-star Therapeutics Inc. CVR	81,676	6
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	5
*	Minerva Surgical Inc.	19,180	5
*	Femasys Inc.	8,823	5
*,1	SeaStar Medical Holding Corp.	9,979	5
*,1	Biocept Inc.	4,434	5
*	Ligand Pharmaceuticals Inc. General CVR Rights	395,811	4
*,1	Bluejay Diagnostics Inc.	15,899	4
*,1	ZyVersa Therapeutics Inc.	17,194	4
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,1,2	CinCor Pharma Inc. CVR	832	3
*,1	Tenax Therapeutics Inc.	8,691	3
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*,1	Context Therapeutics Inc.	1,300	2
*,1	Hillstream Biopharma Inc.	4,719	2
*	Nexgel Inc.	864	2
*,1	Coya Therapeutics Inc.	400	2
*,1	GRI Bio Inc.	427	2
*	Ligand Pharmaceuticals Inc. Glucagon CVR Rights	395,811	1
*,1	Sonoma Pharmaceuticals Inc.	630	1
*,1	Tenon Medical Inc.	3,534	1
*,1	NeuroBo Pharmaceuticals Inc.	1,984	1
*	Aclarion Inc.	1,800	1
*	Revelation Biosciences Inc.	600	1
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	Biosante Pharmaceuticals Inc. CVR	44,795	—
*,1	Xtant Medical Holdings Inc.	100	—
*	Ligand Pharmaceuticals Inc. Roche CVR Rights	395,811	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*	Ayala Pharmaceuticals Inc. Warrants Exp. 9/11/24	47,130	—
*,2	Achillion Pharmaceuticals Inc. CVR	374	—
*,2	Salarius Pharmaceuticals Inc. Warrants Exp. 1/20/25	119,407	—
*	Modular Medical Inc.	306	—
*,1,2	Next Bridge Hydrocarbons Inc.	902,467	—
*,1,2	Disc Medicine Inc. CVR	238,398	—

21

Extended Market Index Fund
		Shares	Market Value• ($000)
*,2	OmniAb Inc. 12.5 Earnout	83,004	—
*,2	OmniAb Inc. 15 Earnout	83,004	—
*	Oragenics Inc.	100	—
*,2	Sesen Bio Inc. CVR	2,671,362	—
*	Sharps Technology Inc.	300	—
*	Heart Test Laboratories Inc.	100	—
			11,334,836
Industrials (18.1%)
*	Uber Technologies Inc.	28,105,079	1,213,296
	Ferguson plc	2,818,901	443,441
	Hubbell Inc. Class B	738,521	244,864
*	Builders FirstSource Inc.	1,774,683	241,357
	TransUnion	2,663,298	208,616
	Booz Allen Hamilton Holding Corp. Class A	1,821,017	203,226
	Graco Inc.	2,315,576	199,950
	Carlisle Cos. Inc.	704,998	180,853
	SS&C Technologies Holdings Inc.	2,971,703	180,085
	Watsco Inc.	460,263	175,577
	Owens Corning	1,250,787	163,228
	AECOM	1,906,871	161,493
	Lincoln Electric Holdings Inc.	793,179	157,549
	RB Global Inc.	2,503,278	150,197
	Lennox International Inc.	450,672	146,951
	Toro Co.	1,438,084	146,181
	Regal Rexnord Corp.	916,368	141,029
*	WillScot Mobile Mini Holdings Corp.	2,792,237	133,441
	Fortune Brands Innovations Inc.	1,757,309	126,438
	HEICO Corp. Class A	899,065	126,409
*	Saia Inc.	364,542	124,823
	Knight-Swift Transportation Holdings Inc. Class A	2,217,629	123,211
	KBR Inc.	1,860,495	121,044
	EMCOR Group Inc.	653,482	120,750
	Tetra Tech Inc.	733,314	120,073
	nVent Electric plc	2,266,031	117,086
*	Clean Harbors Inc.	690,923	113,608
	WESCO International Inc.	629,520	112,722
	AGCO Corp.	852,152	111,990
*	Middleby Corp.	737,557	109,033
*	CACI International Inc. Class A	315,676	107,595
	ITT Inc.	1,133,829	105,684
	HEICO Corp.	594,501	105,191
*	Paylocity Holding Corp.	568,068	104,826
*	SiteOne Landscape Supply Inc.	625,216	104,636
	Vertiv Holdings Co. Class A	4,215,561	104,419
	Donaldson Co. Inc.	1,660,367	103,790
*	GXO Logistics Inc.	1,637,010	102,837
*	Trex Co. Inc.	1,521,214	99,731
	Advanced Drainage Systems Inc.	871,367	99,144
	Woodward Inc.	822,410	97,793
	Curtiss-Wright Corp.	526,746	96,742
*	MasTec Inc.	815,417	96,195
*	XPO Inc.	1,609,213	94,944
	Sensata Technologies Holding plc	2,109,565	94,909
	Landstar System Inc.	491,026	94,542
*	Chart Industries Inc.	575,990	92,037
	BWX Technologies Inc.	1,254,045	89,752
*	FTI Consulting Inc.	470,695	89,526
	MSA Safety Inc.	506,457	88,103
	Hexcel Corp.	1,155,459	87,838
	Genpact Ltd.	2,336,830	87,795
*	RBC Bearings Inc.	399,909	86,968
	Valmont Industries Inc.	292,910	85,251
	Science Applications International Corp.	743,070	83,581
*	Atkore Inc.	532,768	83,080
	Timken Co.	906,118	82,937
	UFP Industries Inc.	849,434	82,438
	Simpson Manufacturing Co. Inc.	590,681	81,809
		Shares	Market Value• ($000)
	Comfort Systems USA Inc.	492,896	80,934
*	Univar Solutions Inc.	2,202,287	78,930
*,1	Plug Power Inc.	7,527,206	78,208
	Applied Industrial Technologies Inc.	534,266	77,378
	Oshkosh Corp.	891,816	77,222
*	Avis Budget Group Inc.	335,360	76,687
*	API Group Corp.	2,786,794	75,968
	Acuity Brands Inc.	439,238	71,631
	Allison Transmission Holdings Inc.	1,252,670	70,726
	Maximus Inc.	833,749	70,460
*	Casella Waste Systems Inc. Class A	774,888	70,089
	Watts Water Technologies Inc. Class A	377,002	69,267
*	ExlService Holdings Inc.	453,918	68,569
	Mueller Industries Inc.	779,851	68,065
	Flowserve Corp.	1,786,988	66,387
	Exponent Inc.	693,062	64,677
*	Kirby Corp.	835,980	64,329
	GATX Corp.	487,146	62,715
	Triton International Ltd.	752,253	62,633
	U-Haul Holding Co. (XNYS)	1,221,725	61,905
	MSC Industrial Direct Co. Inc. Class A	649,618	61,896
	EnerSys	562,376	61,029
	Air Lease Corp. Class A	1,446,994	60,557
*	Shoals Technologies Group Inc. Class A	2,339,173	59,789
*	Stericycle Inc.	1,284,885	59,670
	Crane Co.	665,437	59,304
	Insperity Inc.	495,029	58,889
	MDU Resources Group Inc.	2,770,827	58,021
*	Fluor Corp.	1,956,484	57,912
*	Clarivate plc	6,044,369	57,603
*	Aerojet Rocketdyne Holdings Inc.	1,038,154	56,964
	AAON Inc.	595,774	56,485
*	Beacon Roofing Supply Inc.	677,151	56,190
	ManpowerGroup Inc.	697,270	55,363
	Terex Corp.	921,181	55,114
	Franklin Electric Co. Inc.	535,523	55,105
	Ryder System Inc.	633,347	53,701
*	Sunrun Inc.	3,002,059	53,617
	Federal Signal Corp.	836,942	53,589
*	SPX Technologies Inc.	623,935	53,016
	John Bean Technologies Corp.	436,481	52,945
	Zurn Elkay Water Solutions Corp.	1,942,811	52,242
*	ASGN Inc.	681,823	51,566
*	AZEK Co. Inc. Class A	1,681,713	50,939
	Arcosa Inc.	665,656	50,437
	Hillenbrand Inc.	952,302	48,834
	Boise Cascade Co.	538,383	48,643
*,1	Joby Aviation Inc.	4,738,737	48,619
	Esab Corp.	718,947	47,839
	Concentrix Corp.	578,481	46,712
*	Dycom Industries Inc.	405,388	46,072
*	TriNet Group Inc.	483,292	45,898
	Herc Holdings Inc.	331,176	45,321
	Encore Wire Corp.	243,389	45,253
	Armstrong World Industries Inc.	610,877	44,875
	FTAI Aviation Ltd.	1,383,516	43,802
*	Lyft Inc. Class A	4,564,238	43,771
*	Array Technologies Inc.	1,925,049	43,506
	Brink's Co.	640,228	43,427
*	Alight Inc. Class A	4,696,028	43,391
	Spirit AeroSystems Holdings Inc. Class A	1,472,759	42,990
	Moog Inc. Class A	395,149	42,846
*	Hertz Global Holdings Inc.	2,245,123	41,288
*	Bloom Energy Corp. Class A	2,494,802	40,790
	Albany International Corp. Class A	430,900	40,194
*	GMS Inc.	575,314	39,812
*	JetBlue Airways Corp.	4,467,677	39,584

22

Extended Market Index Fund
		Shares	Market Value• ($000)
	ABM Industries Inc.	899,713	38,373
	EnPro Industries Inc.	286,531	38,260
*	Core & Main Inc. Class A	1,219,155	38,208
	Matson Inc.	490,900	38,158
*	Verra Mobility Corp. Class A	1,910,526	37,676
	Crane NXT Co.	667,104	37,651
	Forward Air Corp.	351,291	37,275
	ESCO Technologies Inc.	356,997	36,996
*	CBIZ Inc.	691,829	36,861
*	RXO Inc.	1,625,477	36,850
	Werner Enterprises Inc.	829,563	36,650
*	Hub Group Inc. Class A	449,243	36,083
	Kadant Inc.	162,057	35,993
	CSW Industrials Inc.	215,595	35,830
	Korn Ferry	715,744	35,458
	Dun & Bradstreet Holdings Inc.	3,059,397	35,397
*	Resideo Technologies Inc.	2,001,465	35,346
*	AeroVironment Inc.	344,649	35,251
	Mueller Water Products Inc. Class A	2,139,156	34,719
	ArcBest Corp.	334,513	33,050
*,1	ChargePoint Holdings Inc.	3,709,334	32,605
	Rush Enterprises Inc. Class A	531,911	32,308
	UniFirst Corp.	206,620	32,028
*	MYR Group Inc.	229,709	31,778
*	Masonite International Corp.	307,369	31,487
	McGrath RentCorp	340,227	31,464
	Kennametal Inc.	1,106,244	31,406
*	ACV Auctions Inc. Class A	1,780,628	30,751
	Brady Corp. Class A	634,183	30,168
	Helios Technologies Inc.	452,261	29,890
	Barnes Group Inc.	703,382	29,676
	ICF International Inc.	234,963	29,227
	Trinity Industries Inc.	1,125,251	28,930
*	Mercury Systems Inc.	811,334	28,064
*	Allegiant Travel Co.	217,316	27,443
*,1	Enovix Corp.	1,518,680	27,397
	Griffon Corp.	658,330	26,531
	Alamo Group Inc.	143,454	26,383
	Spirit Airlines Inc.	1,500,960	25,756
*	Gibraltar Industries Inc.	409,178	25,745
*	AAR Corp.	443,922	25,641
*	NEXTracker Inc. Class A	629,733	25,070
*	SkyWest Inc.	611,203	24,888
*	Kratos Defense & Security Solutions Inc.	1,729,637	24,803
*	Hayward Holdings Inc.	1,920,144	24,674
	Granite Construction Inc.	613,939	24,422
*	Sterling Infrastructure Inc.	428,891	23,932
	Standex International Corp.	167,211	23,655
	Veritiv Corp.	186,184	23,387
*	Gates Industrial Corp. plc	1,733,611	23,369
*	PGT Innovations Inc.	790,977	23,057
*	Ameresco Inc. Class A	467,741	22,746
*	Parsons Corp.	471,240	22,685
*	OPENLANE Inc.	1,486,333	22,622
	Primoris Services Corp.	729,726	22,235
	CSG Systems International Inc.	419,858	22,143
*	Huron Consulting Group Inc.	259,510	22,035
*	Energy Recovery Inc.	775,938	21,687
	H&E Equipment Services Inc.	468,605	21,439
	Enerpac Tool Group Corp. Class A	792,312	21,392
*	Hillman Solutions Corp.	2,362,202	21,283
*	Driven Brands Holdings Inc.	782,971	21,187
*	Masterbrand Inc.	1,794,053	20,865
	Tennant Co.	256,098	20,772
*	JELD-WEN Holding Inc.	1,180,354	20,703
*	NV5 Global Inc.	171,397	18,986
*	3D Systems Corp.	1,837,813	18,249
		Shares	Market Value• ($000)
*,1	Rocket Lab USA Inc.	3,040,732	18,244
*	American Woodmark Corp.	238,568	18,219
	HNI Corp.	641,919	18,089
*	Construction Partners Inc. Class A	576,184	18,086
	Lindsay Corp.	151,103	18,033
	Greenbrier Cos. Inc.	416,050	17,932
	Matthews International Corp. Class A	420,349	17,915
	Marten Transport Ltd.	797,529	17,147
	Wabash National Corp.	661,719	16,966
*	Vicor Corp.	309,917	16,736
	Kforce Inc.	265,746	16,652
	Columbus McKinnon Corp.	405,301	16,475
*	Cimpress plc	273,364	16,260
*	CIRCOR International Inc.	283,805	16,021
*	Montrose Environmental Group Inc.	378,259	15,932
*	Paycor HCM Inc.	671,177	15,887
*	NOW Inc.	1,529,189	15,842
	AZZ Inc.	361,458	15,709
	Healthcare Services Group Inc.	1,048,331	15,652
*	Legalzoom.com Inc.	1,295,589	15,651
*	Upwork Inc.	1,652,705	15,436
*	Aurora Innovation Inc.	5,247,315	15,427
	MillerKnoll Inc.	1,038,130	15,344
*	CoreCivic Inc.	1,587,468	14,938
	Astec Industries Inc.	323,609	14,705
	Schneider National Inc. Class B	511,310	14,685
	Apogee Enterprises Inc.	308,250	14,633
	Tecnoglass Inc.	282,560	14,597
*	Air Transport Services Group Inc.	762,561	14,390
*,1	Fluence Energy Inc. Class A	511,454	13,625
	GrafTech International Ltd.	2,648,543	13,349
*,1	Virgin Galactic Holdings Inc.	3,292,005	12,773
	Quanex Building Products Corp.	475,044	12,755
*	Thermon Group Holdings Inc.	471,873	12,552
*	Janus International Group Inc.	1,164,980	12,419
*,1	Leonardo DRS Inc.	713,225	12,367
*	First Advantage Corp.	799,645	12,323
*	GEO Group Inc.	1,713,580	12,269
*,1	FuelCell Energy Inc.	5,668,637	12,244
*	Proto Labs Inc.	349,242	12,210
*	Sun Country Airlines Holdings Inc.	538,417	12,104
*	BlueLinx Holdings Inc.	127,262	11,935
*	MRC Global Inc.	1,167,047	11,752
*,1	SunPower Corp.	1,176,518	11,530
*,1	Stem Inc.	2,007,553	11,483
*	Triumph Group Inc.	907,209	11,222
*	Enviri Corp.	1,125,664	11,110
*	SP Plus Corp.	283,058	11,070
	Heartland Express Inc.	667,735	10,958
*,1	Nikola Corp.	7,855,874	10,841
	Deluxe Corp.	619,459	10,828
	Rush Enterprises Inc. Class B	152,823	10,401
	Kaman Corp.	414,028	10,073
	CRA International Inc.	98,285	10,025
	Douglas Dynamics Inc.	334,822	10,004
	Shyft Group Inc.	451,475	9,960
	Steelcase Inc. Class A	1,282,522	9,888
	Barrett Business Services Inc.	110,213	9,611
*	Manitowoc Co. Inc.	489,721	9,221
*,1	Symbotic Inc. Class A	212,620	9,102
	Gorman-Rupp Co.	315,476	9,095
	TTEC Holdings Inc.	265,764	8,993
*	Transcat Inc.	104,657	8,928
*,1	Xometry Inc. Class A	415,627	8,803
	Insteel Industries Inc.	280,359	8,725
*,1	Planet Labs PBC	2,681,006	8,633
*	Heritage-Crystal Clean Inc.	223,736	8,455

23

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Titan Machinery Inc.	285,821	8,432
	VSE Corp.	150,439	8,228
*	TrueBlue Inc.	462,282	8,187
*,1	Archer Aviation Inc. Class A	1,985,885	8,182
*	Titan International Inc.	712,330	8,178
	Powell Industries Inc.	134,456	8,147
*	Conduent Inc.	2,355,957	8,010
	Pitney Bowes Inc.	2,261,468	8,006
	Hyster-Yale Materials Handling Inc.	142,597	7,963
	Allied Motion Technologies Inc.	199,230	7,957
*	Viad Corp.	295,847	7,952
*	Hawaiian Holdings Inc.	734,342	7,909
*	Astronics Corp.	387,890	7,704
[1]	U-Haul Holding Co.	138,555	7,665
	Argan Inc.	194,464	7,664
*	V2X Inc.	152,419	7,554
*	Franklin Covey Co.	171,659	7,498
	Ennis Inc.	367,121	7,482
	ACCO Brands Corp.	1,413,633	7,365
	Kelly Services Inc. Class A	414,109	7,292
	Heidrick & Struggles International Inc.	274,993	7,279
	Genco Shipping & Trading Ltd.	516,817	7,251
	Interface Inc. Class A	817,629	7,187
*,1	Eos Energy Enterprises Inc.	1,650,724	7,164
	Resources Connection Inc.	446,942	7,021
*	DXP Enterprises Inc.	190,068	6,920
*	IES Holdings Inc.	121,255	6,897
[1]	Eagle Bulk Shipping Inc.	141,732	6,809
*	Ducommun Inc.	155,422	6,772
*	Great Lakes Dredge & Dock Corp.	822,660	6,713
	Alta Equipment Group Inc.	386,455	6,697
	Global Industrial Co.	241,106	6,696
	Preformed Line Products Co.	42,600	6,650
*	Babcock & Wilcox Enterprises Inc.	1,065,941	6,289
*,1	Custom Truck One Source Inc.	928,537	6,258
	REV Group Inc.	464,187	6,155
*	TPI Composites Inc.	579,357	6,008
*,1	Desktop Metal Inc. Class A	3,386,397	5,994
*	Liquidity Services Inc.	343,553	5,669
	Miller Industries Inc.	159,802	5,668
*	CECO Environmental Corp.	412,871	5,516
*	Hudson Technologies Inc.	572,453	5,507
	National Presto Industries Inc.	74,209	5,432
	Luxfer Holdings plc	381,716	5,432
*	Blue Bird Corp.	240,276	5,401
	FTAI Infrastructure Inc.	1,457,391	5,378
	LSI Industries Inc.	427,864	5,374
*	Frontier Group Holdings Inc.	541,264	5,234
	Covenant Logistics Group Inc. Class A	118,013	5,173
*	Forrester Research Inc.	171,398	4,986
*,1	SES AI Corp.	2,003,667	4,889
	Cadre Holdings Inc.	221,287	4,824
*	Daseke Inc.	655,591	4,674
*,1	NuScale Power Corp.	677,475	4,607
*	Commercial Vehicle Group Inc.	410,198	4,553
*	Northwest Pipe Co.	147,084	4,448
	Omega Flex Inc.	41,210	4,277
*,1	Microvast Holdings Inc.	2,667,439	4,268
*	Tutor Perini Corp.	592,727	4,238
*	Bowman Consulting Group Ltd. Class A	129,955	4,143
*	TaskUS Inc. Class A	362,864	4,108
*	Sterling Check Corp.	332,840	4,081
*,1	Blink Charging Co.	681,061	4,080
*	Distribution Solutions Group Inc.	77,767	4,049
	Aris Water Solutions Inc. Class A	382,946	3,952
	Park Aerospace Corp.	285,826	3,944
*	BrightView Holdings Inc.	540,811	3,883
		Shares	Market Value• ($000)
*,1	FiscalNote Holdings Inc.	1,039,674	3,784
*,1	Innodata Inc.	321,499	3,643
[1]	Pangaea Logistics Solutions Ltd.	512,373	3,469
*	Limbach Holdings Inc.	133,834	3,310
*	Asure Software Inc.	271,191	3,298
*	Radiant Logistics Inc.	483,270	3,248
*	TuSimple Holdings Inc. Class A	1,937,806	3,217
*,1	Proterra Inc.	2,662,324	3,195
*	AerSale Corp.	216,428	3,181
*	Willdan Group Inc.	165,082	3,163
*	Hyliion Holdings Corp.	1,800,424	3,007
*	HireRight Holdings Corp.	263,518	2,980
*,1	Red Violet Inc.	141,874	2,918
	Universal Logistics Holdings Inc.	99,783	2,875
*	US Xpress Enterprises Inc. Class A	437,371	2,685
*,1	Blade Air Mobility Inc.	650,215	2,562
*	Concrete Pumping Holdings Inc.	314,728	2,527
*,1	Energy Vault Holdings Inc.	919,348	2,510
*	PAM Transportation Services Inc.	93,486	2,503
	Park-Ohio Holdings Corp.	123,687	2,350
*	American Superconductor Corp.	368,286	2,305
*,1	BlackSky Technology Inc. Class A	1,031,106	2,289
*	Matrix Service Co.	386,352	2,276
*	Performant Financial Corp.	836,367	2,258
*	Gencor Industries Inc.	135,482	2,111
*,1	Perma-Fix Environmental Services Inc.	184,484	2,026
*	L B Foster Co. Class A	140,614	2,008
*	Mistras Group Inc.	257,405	1,987
*	Graham Corp.	146,346	1,943
*,1	374Water Inc.	807,554	1,930
*,1	Velo3D Inc.	848,107	1,832
*	Mayville Engineering Co. Inc.	141,969	1,769
*	Innovative Solutions & Support Inc.	245,290	1,759
*	Quad/Graphics Inc.	463,634	1,743
	ARC Document Solutions Inc.	527,443	1,709
*	RCM Technologies Inc.	91,076	1,676
*,1	EVI Industries Inc.	73,860	1,625
*,1	FTC Solar Inc.	499,566	1,609
	Eastern Co.	87,943	1,591
	Hurco Cos. Inc.	73,342	1,588
*,1	Intuitive Machines Inc.	191,502	1,568
*,1	LanzaTech Global Inc.	227,742	1,555
*	Twin Disc Inc.	132,018	1,487
*,1	SKYX Platforms Corp.	555,591	1,478
*,1	NN Inc.	613,095	1,465
*	DLH Holdings Corp.	139,229	1,427
*,1	Skillsoft Corp.	1,150,107	1,426
*	Quest Resource Holding Corp.	205,544	1,340
*,1	ESS Tech Inc.	911,864	1,340
*,1	Amprius Technologies Inc.	184,011	1,321
*,1	Terran Orbital Corp.	872,870	1,309
*,1	Beam Global	125,179	1,296
	BGSF Inc.	135,335	1,290
*	Orion Group Holdings Inc.	457,435	1,285
	Karat Packaging Inc.	69,778	1,273
*,1	Markforged Holding Corp.	1,049,745	1,270
[1]	HireQuest Inc.	47,766	1,243
*	Mesa Air Group Inc.	474,206	1,209
*,1	Willis Lease Finance Corp.	30,889	1,209
*,1	NeoVolta Inc.	365,718	1,198
*,1	Hyzon Motors Inc.	1,219,651	1,169
*,1	Southland Holdings Inc.	141,533	1,162
*,1	Aqua Metals Inc.	991,526	1,160
*,1	Byrna Technologies Inc.	227,449	1,140
*,1	INNOVATE Corp.	623,568	1,091
*	VirTra Inc.	140,111	1,066
*	Broadwind Inc.	275,644	1,053

24

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Manitex International Inc.	195,901	1,050
*,1	Ideal Power Inc.	78,007	920
*	Berkshire Grey Inc.	632,070	891
*,1	TechPrecision Corp.	116,387	860
	Acme United Corp.	33,689	840
*	GEE Group Inc.	1,612,349	826
*	Perma-Pipe International Holdings Inc.	85,815	816
	NL Industries Inc.	134,129	742
*	Orion Energy Systems Inc.	453,956	740
*	Alpha Pro Tech Ltd.	185,664	739
*,1	Spire Global Inc.	1,427,770	735
*,1	Redwire Corp.	287,325	733
*	LS Starrett Co. Class A	66,934	699
*	Taylor Devices Inc.	25,721	669
*,1	Odyssey Marine Exploration Inc. Class B	175,314	631
*	Virco Manufacturing Corp.	150,864	629
*,1	Astra Space Inc.	1,702,284	627
*	Flux Power Holdings Inc.	145,285	626
*	Mastech Digital Inc.	62,642	619
*	Hudson Global Inc.	26,888	598
*	FreightCar America Inc.	183,976	548
*	Ultralife Corp.	110,686	536
*,1	KULR Technology Group Inc.	825,496	528
*,1	Pioneer Power Solutions Inc.	62,065	521
*,1	Sunworks Inc.	455,623	515
*,1	Air T Inc.	19,387	487
*	Fuel Tech Inc.	347,637	461
*,1	Westwater Resources Inc.	555,995	457
*,1	Ocean Power Technologies Inc.	753,871	452
*,1	Hydrofarm Holdings Group Inc.	577,654	452
*	StarTek Inc.	144,925	423
*	Team Inc.	48,257	401
*,1	Sarcos Technology & Robotics Corp.	1,198,490	385
*,1	Yellow Corp.	554,752	382
*	Molekule Group Inc.	137,932	323
*	CPI Aerostructures Inc.	80,838	314
*,1	Heliogen Inc.	1,269,609	311
*,1	Advent Technologies Holdings Inc.	506,225	298
*	Wheels Up Experience Inc.	253,787	297
*,1	Professional Diversity Network Inc.	65,221	290
*,1	Knightscope Inc. Class A	479,866	255
*	Servotronics Inc.	19,017	254
*	Capstone Green Energy Corp.	210,940	253
*,1	AgEagle Aerial Systems Inc.	1,081,707	249
*,1	Bird Global Inc. Class A	120,251	243
*	Energous Corp.	928,548	223
*,1	Momentus Inc. Class A	709,095	223
*,1	Nauticus Robotics Inc.	98,330	208
*	Jewett-Cameron Trading Co. Ltd.	44,897	198
*,1	IGC Pharma Inc.	630,222	196
*,1	Safe & Green Holdings Corp.	183,382	174
*	Mega Matrix Corp.	133,416	173
*,1	Dragonfly Energy Holdings Corp.	110,106	163
*,1	Xos Inc.	745,878	162
*	DSS Inc.	434,597	156
*,1	Expion360 Inc.	30,525	152
*	SIFCO Industries Inc.	59,551	147
*	Air Industries Group	41,109	146
*,1	Exela Technologies Inc.	31,366	146
	Espey Manufacturing & Electronics Corp.	8,021	134
*,1	Urban-Gro Inc.	111,102	131
	Chicago Rivet & Machine Co.	4,461	115
*,1	Nuvve Holding Corp.	177,956	106
*,1	Polar Power Inc.	80,105	105
*,1	Laser Photonics Corp.	32,357	101
*,1	LiqTech International Inc.	30,838	100
*,1	Steel Connect Inc.	11,791	99
		Shares	Market Value• ($000)
*	Williams Industrial Services Group Inc.	251,338	96
*,1	View Inc.	769,206	93
*,1	Nuburu Inc.	134,105	91
*	Wilhelmina International Inc.	22,891	87
*,1	Ault Alliance Inc.	16,916	87
*,1	Lightning eMotors Inc.	23,890	86
*	Imperalis Holding Corp.	676,640	81
*,1	Orbital Infrastructure Group Inc.	29,990	64
*	Pineapple Energy Inc.	44,970	62
	P&F Industries Inc. Class A	9,701	61
*,1	Getaround Inc.	166,284	58
*,1	Where Food Comes From Inc.	3,516	49
*	iPower Inc.	42,702	47
*,1	Sky Harbour Group Corp.	10,037	47
*,1	TOMI Environmental Solutions Inc.	65,117	43
*,1	Shapeways Holdings Inc.	11,457	43
*,1	JanOne Inc.	38,143	40
*	FGI Industries Ltd.	22,905	40
*	Patriot Transportation Holding Inc.	4,633	39
*,1	iSun Inc.	97,573	39
*,1	Agrify Corp.	189,123	36
*,1	Nxu Inc.	66,186	35
	CompX International Inc.	958	21
*,1	Energy Focus Inc.	11,650	21
*	Staffing 360 Solutions Inc.	30,990	20
*,1	CEA Industries Inc.	22,679	16
*,1	ShiftPixy Inc.	6,699	15
*,1	Fathom Digital Manufacturing C	32,848	13
*,1	Greenwave Technology Solutions Inc.	12,936	10
*	Sidus Space Inc. Class A	51,039	9
*,1	Micromobility.com Inc.	74,383	8
*,1	Applied UV Inc.	8,125	8
*	Art's-Way Manufacturing Co. Inc.	1,702	4
*	Gaucho Group Holdings Inc.	1,700	1
*	Avalon Holdings Corp. Class A	42	—
*,1,2	FTE Networks Inc.	82,837	—
*,2	Pineapple Energy Inc. CVR	30,377	—
*,2	Godha Cabcon & Insulation Ltd.	1,390,449	—
*,2	Imperalis Holding Corp. Warrants Exp. 4/13/28	676,640	—
			15,835,757
Information Technology (17.6%)
	Marvell Technology Inc.	11,838,372	707,698
*	Snowflake Inc. Class A	3,859,601	679,213
*	Workday Inc. Class A	2,830,123	639,296
*	Crowdstrike Holdings Inc. Class A	3,088,950	453,674
*	VMware Inc. Class A	2,891,665	415,503
*	MongoDB Inc. Class A	972,518	399,695
*	Palantir Technologies Inc. Class A	24,856,860	381,056
*	HubSpot Inc.	683,194	363,521
*	Atlassian Corp. Class A	2,100,554	352,494
*	Datadog Inc. Class A	3,345,138	329,095
*	Cloudflare Inc. Class A	4,022,484	262,950
	Entegris Inc.	2,064,531	228,791
*	Splunk Inc.	2,101,548	222,953
*	Zoom Video Communications Inc. Class A	3,041,486	206,456
	Jabil Inc.	1,823,481	196,808
	Dell Technologies Inc. Class C	3,523,102	190,635
*	Lattice Semiconductor Corp.	1,900,870	182,617
*	Zscaler Inc.	1,180,639	172,727
*	Manhattan Associates Inc.	847,495	169,397
*	GoDaddy Inc. Class A	2,103,233	158,016
*	Super Micro Computer Inc.	624,015	155,536
*	Twilio Inc. Class A	2,429,712	154,578
*	Dynatrace Inc.	2,978,113	153,283
	Bentley Systems Inc. Class B	2,764,489	149,918
*	Okta Inc. Class A	2,144,319	148,709
*	Pure Storage Inc. Class A	4,002,303	147,365

25

Extended Market Index Fund
		Shares	Market Value• ($000)
*	BILL Holdings Inc.	1,240,148	144,911
*	DocuSign Inc. Class A	2,797,604	142,930
*	Unity Software Inc.	3,103,589	134,758
	Cognex Corp.	2,387,088	133,725
*	Black Knight Inc.	2,148,944	128,356
*	Arrow Electronics Inc.	783,302	112,192
	National Instruments Corp.	1,795,727	103,075
	Littelfuse Inc.	344,649	100,400
*	Dropbox Inc. Class A	3,750,659	100,030
*	Coherent Corp.	1,908,467	97,294
*	SPS Commerce Inc.	501,998	96,414
*	Wolfspeed Inc.	1,710,254	95,073
*	Rambus Inc.	1,478,275	94,861
*	Confluent Inc. Class A	2,600,580	91,826
*	Novanta Inc.	492,141	90,603
*	Nutanix Inc. Class A	3,176,031	89,088
*	Ciena Corp.	2,059,889	87,525
	Universal Display Corp.	601,619	86,711
	MKS Instruments Inc.	793,193	85,744
*	Guidewire Software Inc.	1,121,936	85,357
*	UiPath Inc. Class A	4,940,397	81,862
*	Five9 Inc.	988,832	81,529
*	Axcelis Technologies Inc.	443,367	81,282
*	Onto Innovation Inc.	668,722	77,886
	Power Integrations Inc.	788,441	74,642
*	Teradata Corp.	1,382,935	73,863
*	Smartsheet Inc. Class A	1,837,849	70,316
*	Elastic NV	1,085,986	69,633
*	Tenable Holdings Inc.	1,590,427	69,263
	Vontier Corp.	2,146,864	69,150
*	Silicon Laboratories Inc.	437,097	68,948
	Dolby Laboratories Inc. Class A	804,195	67,295
*	Aspen Technology Inc.	398,541	66,799
*	Workiva Inc. Class A	645,741	65,646
*	Fabrinet	502,136	65,217
	Avnet Inc.	1,263,290	63,733
*	Procore Technologies Inc.	964,605	62,767
*	Cirrus Logic Inc.	765,071	61,978
*	Qualys Inc.	461,350	59,593
	Badger Meter Inc.	402,400	59,378
*	Insight Enterprises Inc.	400,432	58,599
*	Box Inc. Class A	1,965,502	57,746
*	Diodes Inc.	623,199	57,640
*	IPG Photonics Corp.	423,162	57,474
	Advanced Energy Industries Inc.	511,003	56,951
*	Altair Engineering Inc. Class A	738,660	56,020
	Belden Inc.	584,217	55,880
	TD SYNNEX Corp.	577,155	54,253
*	Lumentum Holdings Inc.	945,943	53,663
*	New Relic Inc.	797,553	52,192
*,1	MicroStrategy Inc. Class A	151,208	51,777
	Vishay Intertechnology Inc.	1,752,074	51,511
*	SentinelOne Inc. Class A	3,266,022	49,317
*	NCR Corp.	1,913,525	48,221
*	Sanmina Corp.	798,893	48,149
*	DoubleVerify Holdings Inc.	1,221,474	47,540
*	Samsara Inc. Class A	1,698,896	47,076
*	Gitlab Inc. Class A	914,140	46,722
*	MACOM Technology Solutions Holdings Inc.	701,623	45,977
*	Extreme Networks Inc.	1,762,880	45,923
*	Synaptics Inc.	535,122	45,689
	Kulicke & Soffa Industries Inc.	755,284	44,902
*	Appfolio Inc. Class A	260,336	44,814
*	Envestnet Inc.	753,271	44,707
*	Itron Inc.	619,946	44,698
*	Blackbaud Inc.	627,070	44,635
*	AppLovin Corp. Class A	1,728,222	44,467
		Shares	Market Value• ($000)
*,1	C3.ai Inc. Class A	1,203,723	43,852
*	CommVault Systems Inc.	603,726	43,843
*	Viasat Inc.	1,056,323	43,584
*	Ambarella Inc.	509,648	42,642
*	Rogers Corp.	258,742	41,898
*	Freshworks Inc. Class A	2,340,118	41,139
	Amkor Technology Inc.	1,353,250	40,259
*	Allegro MicroSystems Inc.	891,709	40,252
*	BlackLine Inc.	747,513	40,231
*	Perficient Inc.	475,708	39,641
*	Varonis Systems Inc. Class B	1,481,930	39,493
*	Alteryx Inc. Class A	861,566	39,115
*	Calix Inc.	780,083	38,934
*	Kyndryl Holdings Inc.	2,868,271	38,091
*	Rapid7 Inc.	841,221	38,090
*	Plexus Corp.	384,325	37,756
*	FormFactor Inc.	1,043,024	35,692
	InterDigital Inc.	367,850	35,516
*	Alarm.com Holdings Inc.	685,981	35,451
*	RingCentral Inc. Class A	1,081,414	35,395
*	HashiCorp Inc. Class A	1,333,742	34,917
*	Viavi Solutions Inc.	3,074,896	34,839
	Progress Software Corp.	592,146	34,404
*	ACI Worldwide Inc.	1,473,310	34,137
*	nCino Inc.	1,068,348	32,179
*,1	Marathon Digital Holdings Inc.	2,306,967	31,975
*	Verint Systems Inc.	889,787	31,196
*,1	DigitalOcean Holdings Inc.	776,439	31,166
*	MaxLinear Inc. Class A	986,500	31,134
*	Sprout Social Inc. Class A	648,025	29,913
*	NetScout Systems Inc.	930,315	28,793
*,1	Riot Platforms Inc.	2,422,970	28,640
	Pegasystems Inc.	574,771	28,336
*,1	IonQ Inc.	2,077,132	28,104
*	Impinj Inc.	301,919	27,067
*	Appian Corp. Class A	566,104	26,947
*	Cohu Inc.	643,964	26,763
*	SiTime Corp.	223,954	26,420
	Clear Secure Inc. Class A	1,140,163	26,418
*	OSI Systems Inc.	217,866	25,671
*	LiveRamp Holdings Inc.	898,709	25,667
*	PagerDuty Inc.	1,119,949	25,176
*	Q2 Holdings Inc.	803,190	24,819
*	Fastly Inc. Class A	1,552,540	24,484
*	Asana Inc. Class A	1,105,173	24,358
*	Harmonic Inc.	1,500,226	24,259
*,1	Braze Inc. Class A	534,939	23,425
*	Ultra Clean Holdings Inc.	607,476	23,364
*	Semtech Corp.	876,208	22,308
*	Knowles Corp.	1,222,627	22,081
	Xerox Holdings Corp.	1,477,266	21,996
*	Credo Technology Group Holding Ltd.	1,253,058	21,728
*	Photronics Inc.	832,715	21,476
*	ePlus Inc.	379,285	21,354
*	TTM Technologies Inc.	1,404,850	19,527
*	Zuora Inc. Class A	1,755,571	19,259
*	SMART Global Holdings Inc.	662,658	19,224
*	Digi International Inc.	486,765	19,174
*	Agilysys Inc.	274,275	18,826
	CTS Corp.	435,835	18,580
*	PDF Solutions Inc.	401,073	18,088
*	Veeco Instruments Inc.	700,049	17,977
*	Squarespace Inc. Class A	567,335	17,894
*	Clearwater Analytics Holdings Inc. Class A	1,109,813	17,613
*	PROS Holdings Inc.	568,856	17,521
	Methode Electronics Inc.	503,784	16,887
*	CCC Intelligent Solutions Holdings Inc.	1,476,516	16,552

26

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Model N Inc.	467,122	16,517
*	CommScope Holding Co. Inc.	2,870,112	16,159
*	Yext Inc.	1,425,375	16,121
*	Cerence Inc.	551,105	16,109
	Adeia Inc.	1,449,395	15,958
*	Sprinklr Inc. Class A	1,102,154	15,243
*	Zeta Global Holdings Corp. Class A	1,740,415	14,863
*	Everbridge Inc.	551,676	14,840
*	Ichor Holdings Ltd.	388,634	14,574
*,1	Aehr Test Systems	352,101	14,524
*	Mirion Technologies Inc. Class A	1,694,855	14,322
	Napco Security Technologies Inc.	405,435	14,048
*	Arlo Technologies Inc.	1,258,513	13,730
*	E2open Parent Holdings Inc.	2,368,383	13,263
*	N-able Inc.	919,981	13,257
*,1	Infinera Corp.	2,676,249	12,926
	A10 Networks Inc.	874,275	12,756
*	Intapp Inc.	302,548	12,680
*	Jamf Holding Corp.	632,500	12,346
*	PAR Technology Corp.	374,588	12,335
	Benchmark Electronics Inc.	468,707	12,107
*	Avid Technology Inc.	449,970	11,474
*	Digital Turbine Inc.	1,235,210	11,463
*,1	Navitas Semiconductor Corp. Class A	1,086,109	11,448
*,1	indie Semiconductor Inc. Class A	1,210,476	11,378
*,1	MicroVision Inc.	2,384,294	10,920
*,1	Lightwave Logic Inc.	1,559,962	10,873
*	ScanSource Inc.	360,438	10,655
*	PowerSchool Holdings Inc. Class A	551,955	10,564
	ADTRAN Holdings Inc.	991,655	10,442
*	ForgeRock Inc. Class A	498,629	10,242
*	Informatica Inc. Class A	550,207	10,179
*	nLight Inc.	657,506	10,139
*	Amplitude Inc. Class A	920,053	10,121
*	Matterport Inc.	3,145,777	9,909
[1]	Ubiquiti Inc.	55,820	9,810
*	Vertex Inc. Class A	499,746	9,745
	Bel Fuse Inc. Class B	169,525	9,732
*	Kimball Electronics Inc.	348,448	9,628
*	Olo Inc. Class A	1,464,539	9,461
*	Corsair Gaming Inc.	527,232	9,353
*	Alpha & Omega Semiconductor Ltd.	284,215	9,322
*	BigCommerce Holdings Inc.	871,578	8,672
*	Alkami Technology Inc.	519,891	8,521
*,1	Clearfield Inc.	179,422	8,496
*	CEVA Inc.	331,929	8,481
	Ebix Inc.	322,279	8,121
*,1	SoundHound AI Inc. Class A	1,767,004	8,040
*	EngageSmart Inc.	409,959	7,826
*	Xperi Inc.	594,026	7,811
*	Consensus Cloud Solutions Inc.	245,610	7,614
*	OneSpan Inc.	501,416	7,441
*	ACM Research Inc. Class A	560,794	7,335
	Hackett Group Inc.	324,943	7,262
*	AvePoint Inc.	1,259,720	7,256
	PC Connection Inc.	160,679	7,247
*	SolarWinds Corp.	695,076	7,131
*	Mitek Systems Inc.	653,173	7,080
*	Thoughtworks Holding Inc.	936,041	7,067
*,1	Cleanspark Inc.	1,631,721	7,000
*	Vishay Precision Group Inc.	187,229	6,956
*,1	SmartRent Inc. Class A	1,749,197	6,699
*	Grid Dynamics Holdings Inc.	723,289	6,690
*	8x8 Inc.	1,574,694	6,661
*	Domo Inc. Class B	445,820	6,536
	NVE Corp.	62,631	6,103
*	NETGEAR Inc.	425,254	6,022
		Shares	Market Value• ($000)
*	Instructure Holdings Inc.	239,052	6,015
*,1	Evolv Technologies Holdings Inc.	980,479	5,883
*,1	Digimarc Corp.	198,794	5,852
*,1	MeridianLink Inc.	276,265	5,746
*	Couchbase Inc.	346,786	5,486
*	SEMrush Holdings Inc. Class A	528,547	5,058
*	Expensify Inc. Class A	632,105	5,044
	ON24 Inc.	612,514	4,974
	American Software Inc. Class A	468,440	4,923
*	EverCommerce Inc.	405,323	4,799
*	Aviat Networks Inc.	138,309	4,615
*	Eastman Kodak Co.	996,106	4,602
*	FARO Technologies Inc.	280,630	4,546
*	Weave Communications Inc.	398,356	4,426
*	LivePerson Inc.	966,434	4,368
*	Luna Innovations Inc.	452,007	4,122
*	Unisys Corp.	1,015,996	4,044
*,1	Tucows Inc. Class A	144,551	4,010
*	Enfusion Inc. Class A	339,724	3,812
*	inTEST Corp.	141,748	3,722
*	Daktronics Inc.	577,361	3,695
*	Rimini Street Inc.	703,322	3,369
	Comtech Telecommunications Corp.	364,160	3,328
*	Ribbon Communications Inc.	1,167,488	3,257
	Climb Global Solutions Inc.	66,690	3,192
*	Akoustis Technologies Inc.	989,060	3,145
	Immersion Corp.	426,793	3,022
*,1	Terawulf Inc.	1,621,420	2,837
*,1	Atomera Inc.	321,354	2,818
*	Turtle Beach Corp.	228,012	2,656
	Richardson Electronics Ltd.	157,483	2,598
*	SoundThinking Inc.	118,135	2,582
	Information Services Group Inc.	476,239	2,553
*	Identiv Inc.	302,124	2,541
*	Kopin Corp.	1,118,479	2,405
*	Iteris Inc.	587,916	2,328
*,1	Tingo Group Inc.	1,906,269	2,307
*	eGain Corp.	306,912	2,299
*	Cambium Networks Corp.	150,465	2,290
*	Brightcove Inc.	570,442	2,287
*	Blend Labs Inc. Class A	2,367,760	2,243
*,1	Rackspace Technology Inc.	809,129	2,201
*	CoreCard Corp.	84,857	2,152
*	eMagin Corp.	1,055,483	2,090
*,1	Applied Optoelectronics Inc.	349,064	2,080
*,1	908 Devices Inc.	301,499	2,068
*	KVH Industries Inc.	218,168	1,994
[1]	Park City Group Inc.	191,260	1,930
*	CS Disco Inc.	234,293	1,926
*	Everspin Technologies Inc.	206,988	1,906
*	Telos Corp.	734,969	1,882
*	AXT Inc.	530,891	1,826
*,1	Kaltura Inc.	851,605	1,805
*	Arteris Inc.	258,459	1,763
*,1	Ouster Inc.	352,656	1,742
*,1	Aeva Technologies Inc.	1,365,249	1,707
*,1	Veritone Inc.	431,805	1,693
*	Latch Inc.	1,213,129	1,686
*	Quantum Corp.	1,535,792	1,659
*,1	Cipher Mining Inc.	563,659	1,612
*	Amtech Systems Inc.	167,022	1,597
*,1	Porch Group Inc.	1,153,541	1,592
*	Powerfleet Inc.	529,800	1,589
*	Lantronix Inc.	352,224	1,483
*	CPI Card Group Inc.	63,608	1,479
*	QuickLogic Corp.	157,856	1,451
*	Upland Software Inc.	402,122	1,448

27

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Computer Task Group Inc.	183,868	1,399
*	Genasys Inc.	533,566	1,387
	PCTEL Inc.	277,156	1,329
*,1	Movella Holdings Inc.	602,777	1,284
*	Edgio Inc.	1,892,566	1,276
*	Intevac Inc.	339,294	1,272
*,1	D-Wave Quantum Inc.	589,694	1,232
*	Transphorm Inc.	361,933	1,231
*	GSI Technology Inc.	216,448	1,197
*,1	Rigetti Computing Inc.	1,002,753	1,178
*	AstroNova Inc.	80,322	1,165
*	Pixelworks Inc.	662,328	1,146
*	Synchronoss Technologies Inc.	1,184,703	1,101
	PFSweb Inc.	236,404	1,069
*	TransAct Technologies Inc.	118,370	1,061
*,1	SkyWater Technology Inc.	111,238	1,048
*,1	Rekor Systems Inc.	586,057	1,043
*,1	Presto Automation Inc.	196,350	1,025
*	SecureWorks Corp. Class A	135,366	979
*,1	Neonode Inc.	118,968	961
*,1	Meta Materials Inc.	4,431,226	954
*,1	DZS Inc.	229,401	911
*	LiveVox Holdings Inc.	316,097	869
*	Viant Technology Inc. Class A	187,801	866
*	Key Tronic Corp.	152,077	862
*	TESSCO Technologies Inc.	95,601	856
*	Airgain Inc.	152,243	822
*,1	WM Technology Inc.	970,839	813
*,1	NextNav Inc.	274,760	808
*,1	Sono-Tek Corp.	136,487	737
*,1	Smith Micro Software Inc.	658,346	731
*,1	Inseego Corp.	1,104,106	711
	CSP Inc.	58,064	692
*,1	Phunware Inc.	1,225,460	662
*,1	Casa Systems Inc.	538,466	657
*	Issuer Direct Corp.	34,289	644
*	Intellicheck Inc.	242,394	599
*	Backblaze Inc. Class A	137,575	596
	Frequency Electronics Inc.	89,809	595
*	ClearSign Technologies Corp.	449,128	588
*	Research Frontiers Inc.	361,375	578
*,1	Focus Universal Inc.	374,994	574
*,1	Embark Technology Inc.	199,238	570
*	Data I/O Corp.	131,493	564
*	Movano Inc.	512,874	559
*	Franklin Wireless Corp.	145,394	542
*	CalAmp Corp.	502,346	532
*	Wireless Telecom Group Inc.	249,702	524
*,1	Alpine 4 Holdings Inc.	252,011	509
*	CVD Equipment Corp.	68,555	505
*	LightPath Technologies Inc. Class A	369,843	499
*,1	Wrap Technologies Inc.	338,065	494
*	One Stop Systems Inc.	168,631	484
*,1	Red Cat Holdings Inc.	382,360	455
*	NetSol Technologies Inc.	188,484	445
[1]	VirnetX Holding Corp.	905,638	421
*,1	ZeroFox Holdings Inc.	413,025	413
*,1	CompoSecure Inc.	59,861	411
*	Optical Cable Corp.	101,263	409
*	CPS Technologies Corp.	140,086	392
*,1	AudioEye Inc.	77,975	381
*,1	Coda Octopus Group Inc.	46,152	379
*,1	Dave Inc.	70,423	375
*	RF Industries Ltd.	89,996	373
*	EMCORE Corp.	485,072	365
*,1	Ondas Holdings Inc.	423,162	364
*,1	Quantum Computing Inc.	302,053	356
		Shares	Market Value• ($000)
*	M-Tron Industries Inc.	31,573	350
*,1	Glimpse Group Inc.	97,688	348
*	DecisionPoint Systems Inc.	57,607	317
*,1	Inuvo Inc.	1,411,029	313
*	LGL Group Inc.	60,905	290
*	Aware Inc.	182,324	288
*,1	AEye Inc.	1,519,255	274
*	authID Inc.	282,129	251
*	BSQUARE Corp.	189,580	246
*	Research Solutions Inc.	118,116	241
*	AgileThought Inc. Class A	314,783	236
*	SeaChange International Inc.	28,195	230
*	Electro-Sensors Inc.	51,199	229
*,1	Stronghold Digital Mining Inc. Class A	47,959	200
*,1	Boxlight Corp. Class A	87,801	195
*,1	Sobr Safe Inc.	113,980	194
*,1	Intrusion Inc.	157,729	192
*	WidePoint Corp.	102,130	190
*,1	Duos Technologies Group Inc.	31,963	190
*,1	Vislink Technologies Inc.	33,437	190
*,1	SigmaTron International Inc.	54,299	176
*	Trio-Tech International	36,247	174
*,1	OMNIQ Corp.	39,407	159
*	AmpliTech Group Inc.	66,524	154
*	TSR Inc.	22,667	153
*	SilverSun Technologies Inc.	44,899	151
	Bel Fuse Inc. Class A	2,558	149
*	VerifyMe Inc.	105,037	145
*,1	Astrotech Corp.	9,822	139
*,1	IronNet Inc.	622,931	130
*	Cepton Inc.	266,193	129
*,1	CYNGN Inc.	101,175	126
*	Bridgeline Digital Inc.	104,290	123
*,1	Blackboxstocks Inc.	39,297	118
*,1	Universal Security Instruments Inc.	47,378	112
*,1	Marin Software Inc.	181,298	107
*	BTCS Inc. (XNCM)	87,854	104
*,1	Digital Ally Inc.	25,905	104
*,1	CISO Global Inc.	568,658	101
*	Socket Mobile Inc.	67,030	98
	ClearOne Inc.	114,033	94
*	GSE Systems Inc.	255,595	92
*,1	Data Storage Corp.	39,104	90
*,1	CXApp Inc. Class C	8,901	87
*	Bio-key International Inc.	109,444	84
*,1	Greenidge Generation Holdings Inc. Class A	28,702	81
*,1	FOXO Technologies Inc.	242,378	75
	BK Technologies Corp.	4,443	74
*,1	CXApp Inc.	6,700	73
*,1	Airspan Networks Holdings Inc.	394,024	66
*,1	Sonim Technologies Inc.	56,107	65
*,1	Auddia Inc.	154,558	64
*,1	Oblong Inc.	45,359	64
*,1	MariaDB plc	71,534	62
*	ADDvantage Technologies Group Inc.	96,423	61
	Crexendo Inc.	32,741	58
*,1	WiSA Technologies Inc.	45,800	58
*,1	T Stamp Inc. Class A	42,631	55
*,1	DatChat Inc.	86,875	47
*,1	COMSovereign Holding Corp.	27,468	47
*,1	Remark Holdings Inc.	45,125	44
*,1	Inpixon	229,798	41
*,1	Sigma Additive Solutions Inc.	108,527	38
*,1	Rubicon Technologies Inc.	102,639	38
*	Sonic Foundry Inc.	38,709	34
*,1	Iveda Solutions Inc.	22,987	25
*,1	Verb Technology Co. Inc.	23,175	25

28

Extended Market Index Fund
		Shares	Market Value• ($000)
*,2	SRAX Inc.	284,252	20
	Taitron Components Inc. Class A	4,095	17
*	WaveDancer Inc.	38,923	12
*,1	Castellum Inc.	22,993	11
*,1	Cemtrex Inc.	1,154	9
*,1	Near Intelligence Inc.	4,776	7
*	Nortech Systems Inc.	573	6
*	Transphorm Inc. Rights	361,933	3
	Network-1 Technologies Inc.	958	2
*,1	SpringBig Holdings Inc.	4,301	2
*	Intellinetics Inc.	151	1
*,2	BTCS Inc. (XNAS)	87,854	—
			15,383,631
Materials (4.1%)
	Reliance Steel & Aluminum Co.	806,406	219,012
	RPM International Inc.	1,775,583	159,323
	Crown Holdings Inc.	1,647,789	143,143
*	Cleveland-Cliffs Inc.	7,111,278	119,185
	AptarGroup Inc.	906,344	105,009
	Berry Global Group Inc.	1,627,809	104,733
	Royal Gold Inc.	905,197	103,898
	Graphic Packaging Holding Co.	4,213,899	101,260
*	Axalta Coating Systems Ltd.	3,041,460	99,790
	Eagle Materials Inc.	491,087	91,548
	Olin Corp.	1,650,565	84,823
	Commercial Metals Co.	1,607,029	84,626
	Alcoa Corp.	2,473,628	83,930
	Sonoco Products Co.	1,356,300	80,049
*	ATI Inc.	1,775,794	78,543
	United States Steel Corp.	3,132,882	78,353
	Chemours Co.	2,060,366	76,007
	Louisiana-Pacific Corp.	985,574	73,898
*	Livent Corp.	2,469,253	67,732
	Huntsman Corp.	2,368,600	64,000
*	Summit Materials Inc. Class A	1,623,715	61,458
	Balchem Corp.	445,290	60,030
	Element Solutions Inc.	3,079,740	59,131
	Ashland Inc.	675,383	58,698
	Westlake Corp.	476,299	56,903
	Silgan Holdings Inc.	1,165,426	54,647
	HB Fuller Co.	730,406	52,231
	Cabot Corp.	775,873	51,898
	Avient Corp.	1,169,014	47,813
*	O-I Glass Inc.	2,114,702	45,107
	Hecla Mining Co.	7,988,816	41,142
*	Arconic Corp.	1,389,340	41,097
	Sensient Technologies Corp.	577,196	41,056
	Carpenter Technology Corp.	661,817	37,148
	Quaker Chemical Corp.	187,560	36,555
	NewMarket Corp.	89,741	36,087
	Scotts Miracle-Gro Co.	574,344	36,006
	Innospec Inc.	344,843	34,636
	Materion Corp.	283,021	32,321
*	Knife River Corp.	707,723	30,786
	Greif Inc. Class A	431,586	29,732
	Alpha Metallurgical Resources Inc.	180,613	29,686
*	MP Materials Corp.	1,292,214	29,566
	Worthington Industries Inc.	415,265	28,848
*,1	Ginkgo Bioworks Holdings Inc. Class A	15,453,237	28,743
	Stepan Co.	293,606	28,057
*	Ingevity Corp.	479,329	27,878
	Warrior Met Coal Inc.	710,801	27,686
	Minerals Technologies Inc.	448,241	25,859
	Tronox Holdings plc	1,559,166	19,817
*,1	PureCycle Technologies Inc.	1,845,156	19,725
	Sylvamo Corp.	431,099	17,438
	Orion SA	785,510	16,668
		Shares	Market Value• ($000)
	Compass Minerals International Inc.	475,525	16,168
	TriMas Corp.	581,793	15,993
	Kaiser Aluminum Corp.	220,531	15,799
*	Coeur Mining Inc.	4,735,978	13,450
	AdvanSix Inc.	376,565	13,172
*	Piedmont Lithium Inc.	227,924	13,153
	Hawkins Inc.	274,686	13,100
*	Perimeter Solutions SA	2,095,277	12,886
	Chase Corp.	104,143	12,624
	Ryerson Holding Corp.	278,707	12,090
*	TimkenSteel Corp.	547,219	11,803
	Mativ Holdings Inc.	774,332	11,708
	Schnitzer Steel Industries Inc. Class A	356,726	10,698
*	Ecovyst Inc.	930,222	10,660
	Koppers Holdings Inc.	294,481	10,042
	Myers Industries Inc.	514,821	10,003
	Haynes International Inc.	181,199	9,209
*,1	Diversey Holdings Ltd.	1,083,884	9,094
	SunCoke Energy Inc.	1,050,879	8,270
*,1	Origin Materials Inc.	1,739,291	7,409
*	Clearwater Paper Corp.	235,461	7,375
	American Vanguard Corp.	405,708	7,250
	Olympic Steel Inc.	136,097	6,669
*	Aspen Aerogels Inc.	797,814	6,295
*	Century Aluminum Co.	711,991	6,209
	Trinseo plc	479,701	6,078
*	LSB Industries Inc.	587,805	5,790
	United States Lime & Minerals Inc.	25,341	5,293
	Mercer International Inc.	570,813	4,606
	Pactiv Evergreen Inc.	540,341	4,090
*,1	McEwen Mining Inc.	552,830	3,975
*	Rayonier Advanced Materials Inc.	881,241	3,772
*,1	Amyris Inc.	3,657,378	3,767
	FutureFuel Corp.	376,247	3,330
*	Intrepid Potash Inc.	132,962	3,017
*,1	Danimer Scientific Inc. Class A	1,248,536	2,971
	Ramaco Resources Inc. Class A	335,927	2,835
*	Alto Ingredients Inc.	954,700	2,759
	Kronos Worldwide Inc.	295,057	2,576
*	Core Molding Technologies Inc.	111,989	2,548
*	Gatos Silver Inc.	666,494	2,519
	Tredegar Corp.	368,004	2,455
*	Ranpak Holdings Corp. Class A	537,527	2,430
*	Glatfelter Corp.	730,566	2,206
*	Dakota Gold Corp.	735,903	2,149
*	Universal Stainless & Alloy Products Inc.	112,627	1,578
*,1	Smith-Midland Corp.	58,550	1,391
*,1	5E Advanced Materials Inc.	422,291	1,385
	Friedman Industries Inc.	89,221	1,124
*,1	Loop Industries Inc.	332,490	1,071
*	Ascent Industries Co.	107,956	981
	Northern Technologies International Corp.	90,526	970
*	Idaho Strategic Resources Inc.	169,246	904
	Gold Resource Corp.	1,281,600	807
*,1	Contango ORE Inc.	29,429	750
*	Ramaco Resources Inc. Class B	67,185	713
*,1	Hycroft Mining Holding Corp. Class A	2,350,391	694
*,1	Flotek Industries Inc.	942,212	692
*	US Gold Corp.	143,623	639
	Greif Inc. Class B	6,973	539
*	Advanced Emissions Solutions Inc.	280,591	522
*	Ampco-Pittsburgh Corp.	158,887	505
*	Solitario Zinc Corp.	785,656	452
*	United States Antimony Corp.	1,198,945	377
*,1	Golden Minerals Co.	54,570	88
*,1	Crown ElectroKinetics Corp.	511,195	67
*	Paramount Gold Nevada Corp.	190,456	60

29

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Eightco Holdings Inc.	33,311	47
*,1	US Goldmining Inc.	1,100	14
*,2	Ikonics Corp. CVR	12,227	—
			3,619,980
Real Estate (6.0%)
	Sun Communities Inc.	1,711,729	223,312
	WP Carey Inc.	2,945,790	199,018
	Gaming & Leisure Properties Inc.	3,611,937	175,034
	Equity LifeStyle Properties Inc.	2,405,427	160,899
	Life Storage Inc.	1,172,706	155,923
	American Homes 4 Rent Class A	4,320,246	153,153
	Rexford Industrial Realty Inc.	2,773,111	144,812
	CubeSmart	3,091,370	138,061
	Lamar Advertising Co. Class A	1,214,509	120,540
	Americold Realty Trust Inc.	3,722,487	120,236
*	Zillow Group Inc. Class C	2,322,262	116,717
	EastGroup Properties Inc.	610,737	106,024
	NNN REIT Inc.	2,464,563	105,459
*	Jones Lang LaSalle Inc.	661,733	103,098
	Omega Healthcare Investors Inc.	3,230,257	99,137
	Healthcare Realty Trust Inc. Class A	5,228,551	98,610
	First Industrial Realty Trust Inc.	1,809,807	95,268
	Brixmor Property Group Inc.	4,111,873	90,461
	STAG Industrial Inc.	2,473,127	88,736
	Agree Realty Corp.	1,279,859	83,690
	Spirit Realty Capital Inc.	1,957,365	77,081
[1]	Medical Properties Trust Inc.	8,323,708	77,078
	Ryman Hospitality Properties Inc.	815,479	75,774
	Apartment Income REIT Corp. Class A	2,046,310	73,851
	Kite Realty Group Trust	3,026,737	67,617
	Rayonier Inc.	2,022,358	63,502
	Terreno Realty Corp.	1,031,493	61,993
	PotlatchDeltic Corp.	1,098,299	58,045
	Independence Realty Trust Inc.	3,096,262	56,414
	Phillips Edison & Co. Inc.	1,616,287	55,083
	Essential Properties Realty Trust Inc.	2,072,825	48,794
	EPR Properties	1,038,375	48,596
	Cousins Properties Inc.	2,115,697	48,238
	Physicians Realty Trust	3,340,536	46,734
	Kilroy Realty Corp.	1,465,587	44,100
	Apple Hospitality REIT Inc.	2,898,656	43,799
	Vornado Realty Trust	2,229,873	40,450
	Broadstone Net Lease Inc.	2,610,120	40,300
	LXP Industrial Trust	4,106,024	40,034
	National Storage Affiliates Trust	1,131,772	39,420
	Park Hotels & Resorts Inc.	2,978,476	38,184
*	Howard Hughes Corp.	481,220	37,978
	Sabra Health Care REIT Inc.	3,159,302	37,185
	Corporate Office Properties Trust	1,552,783	36,879
	Highwoods Properties Inc.	1,450,974	34,693
	SITE Centers Corp.	2,527,028	33,407
*	Zillow Group Inc. Class A	677,002	33,308
	Macerich Co.	2,943,888	33,178
	National Health Investors Inc.	602,876	31,603
	Outfront Media Inc.	2,004,752	31,515
	Tanger Factory Outlet Centers Inc.	1,425,182	31,454
	Four Corners Property Trust Inc.	1,230,785	31,262
	Equity Commonwealth	1,512,010	30,633
	Douglas Emmett Inc.	2,344,124	29,466
	Sunstone Hotel Investors Inc.	2,868,995	29,034
	DigitalBridge Group Inc.	1,972,721	29,019
*	Opendoor Technologies Inc.	7,152,615	28,753
	Innovative Industrial Properties Inc.	383,701	28,014
[1]	SL Green Realty Corp.	891,155	26,779
	Kennedy-Wilson Holdings Inc.	1,629,706	26,613
	CareTrust REIT Inc.	1,332,330	26,460
	Urban Edge Properties	1,591,704	24,560
		Shares	Market Value• ($000)
	Pebblebrook Hotel Trust	1,690,633	23,567
	Retail Opportunity Investments Corp.	1,727,999	23,345
	St. Joe Co.	476,236	23,021
	DiamondRock Hospitality Co.	2,863,254	22,935
	RLJ Lodging Trust	2,229,330	22,895
	Getty Realty Corp.	646,591	21,868
	InvenTrust Properties Corp.	927,626	21,465
	Elme Communities	1,229,383	20,211
[1]	eXp World Holdings Inc.	990,218	20,082
	Service Properties Trust	2,293,293	19,929
	JBG SMITH Properties	1,297,139	19,509
*	Redfin Corp.	1,536,312	19,081
	Alexander & Baldwin Inc.	1,005,647	18,685
	Acadia Realty Trust	1,291,448	18,584
	LTC Properties Inc.	561,722	18,548
	Xenia Hotels & Resorts Inc.	1,493,705	18,387
	Easterly Government Properties Inc. Class A	1,257,649	18,236
*	Cushman & Wakefield plc	2,228,482	18,229
*	Veris Residential Inc.	1,126,189	18,075
	Apartment Investment & Management Co. Class A	2,063,620	17,582
	NETSTREIT Corp.	921,156	16,461
	Uniti Group Inc.	3,322,918	15,352
	Global Net Lease Inc.	1,442,731	14,831
	NexPoint Residential Trust Inc.	312,436	14,210
[1]	Peakstone Realty Trust	497,084	13,879
	Empire State Realty Trust Inc. Class A	1,842,024	13,797
	American Assets Trust Inc.	715,472	13,737
	Safehold Inc.	560,209	13,294
	Centerspace	210,744	12,931
	Plymouth Industrial REIT Inc.	559,866	12,888
*	Compass Inc. Class A	3,584,471	12,546
	Necessity Retail REIT Inc. Class A	1,840,262	12,440
	Piedmont Office Realty Trust Inc. Class A	1,707,032	12,410
	RPT Realty	1,172,236	12,250
	UMH Properties Inc.	764,902	12,223
	Armada Hoffler Properties Inc.	992,712	11,595
	Community Healthcare Trust Inc.	336,688	11,117
	Brandywine Realty Trust	2,380,921	11,071
	Paramount Group Inc.	2,396,344	10,616
*	Anywhere Real Estate Inc.	1,562,267	10,436
	Newmark Group Inc. Class A	1,667,206	10,370
	Summit Hotel Properties Inc.	1,526,870	9,940
	Marcus & Millichap Inc.	308,480	9,720
	Universal Health Realty Income Trust	184,943	8,800
	Global Medical REIT Inc.	909,847	8,307
[1]	CBL & Associates Properties Inc.	361,348	7,964
	Urstadt Biddle Properties Inc. Class A	368,370	7,832
	Diversified Healthcare Trust	3,358,607	7,557
	Gladstone Land Corp.	464,245	7,553
	Hudson Pacific Properties Inc.	1,782,387	7,522
[1]	Farmland Partners Inc.	585,873	7,153
	Saul Centers Inc.	188,985	6,960
	Gladstone Commercial Corp.	560,757	6,937
	Chatham Lodging Trust	710,327	6,649
	Whitestone REIT	677,332	6,570
*	Tejon Ranch Co.	362,277	6,235
	Alexander's Inc.	31,938	5,872
*	Forestar Group Inc.	259,498	5,852
[1]	NexPoint Diversified Real Estate Trust	463,978	5,809
	Orion Office REIT Inc.	832,763	5,505
*	FRP Holdings Inc.	91,384	5,261
[1]	CTO Realty Growth Inc.	301,036	5,160
	Office Properties Income Trust	668,932	5,151
	RE/MAX Holdings Inc. Class A	255,554	4,922
	One Liberty Properties Inc.	238,209	4,840
*,1	Seritage Growth Properties Class A	538,587	4,804
	RMR Group Inc. Class A	195,962	4,540

30

Extended Market Index Fund
		Shares	Market Value• ($000)
	Postal Realty Trust Inc. Class A	273,920	4,029
[1]	Braemar Hotels & Resorts Inc.	895,611	3,600
	BRT Apartments Corp.	170,142	3,369
	Alpine Income Property Trust Inc.	200,992	3,266
*,1	Offerpad Solutions Inc.	247,328	3,205
	Hersha Hospitality Trust Class A	521,474	3,176
	City Office REIT Inc.	563,275	3,137
	Industrial Logistics Properties Trust	946,492	3,123
*,1	WeWork Inc. Class A	11,714,656	2,992
*	Star Holdings	195,370	2,866
	Stratus Properties Inc.	94,932	2,492
	Douglas Elliman Inc.	984,775	2,186
*	Ashford Hospitality Trust Inc.	555,235	2,071
	Franklin Street Properties Corp.	1,292,044	1,873
*	Maui Land & Pineapple Co. Inc.	87,520	1,246
	Clipper Realty Inc.	219,065	1,242
	Modiv Inc. Class C	75,929	1,139
*	AMREP Corp.	56,666	1,016
	Creative Media & Community Trust Corp.	186,677	932
*	Bluerock Homes Trust Inc.	51,161	826
*,1	Altisource Portfolio Solutions SA	144,638	824
*	Transcontinental Realty Investors Inc.	17,772	651
*,1	Fathom Holdings Inc.	81,037	579
*,1	Altisource Asset Management Corp.	9,199	517
*	Sotherly Hotels Inc.	264,487	500
	Global Self Storage Inc.	98,662	498
*,1	Doma Holdings Inc.	91,759	453
*	Rafael Holdings Inc. Class B	147,734	309
*,1	American Realty Investors Inc.	12,489	272
[1]	CorEnergy Infrastructure Trust Inc.	234,448	263
*	InterGroup Corp.	6,315	225
*	Comstock Holding Cos. Inc. Class A	52,330	219
*,1	American Strategic Investment Co.	21,669	171
*	Trinity Place Holdings Inc.	313,994	170
[1]	InnSuites Hospitality Trust	51,409	123
*,1	LuxUrban Hotels Inc.	31,683	100
*	Wheeler REIT Inc.	128,151	79
[1]	Generation Income Properties Inc.	17,342	69
*	Power REIT	36,007	59
*,1	Avalon GloboCare Corp.	34,505	53
*	Alset Inc.	21,638	34
*,1	Appreciate Holdings Inc.	61,366	23
[1]	Medalist Diversified REIT Inc.	2,707	14
	Presidio Property Trust Inc. Class A	1,625	1
*,2	Spirit MTA REIT	653,668	—
*	JW Mays Inc.	5	—
			5,275,163
Utilities (1.9%)
	Essential Utilities Inc.	3,321,292	132,553
	Vistra Corp.	4,830,651	126,805
	OGE Energy Corp.	2,742,602	98,487
	UGI Corp.	2,906,861	78,398
	IDACORP Inc.	690,078	70,802
	National Fuel Gas Co.	1,271,688	65,314
	New Jersey Resources Corp.	1,322,847	62,438
	Portland General Electric Co.	1,333,097	62,429
	ONE Gas Inc.	763,388	58,636
	Ormat Technologies Inc.	722,406	58,125
	Southwest Gas Holdings Inc.	897,621	57,134
	Black Hills Corp.	921,727	55,543
	Hawaiian Electric Industries Inc.	1,491,340	53,987
	PNM Resources Inc.	1,181,605	53,290
		Shares	Market Value• ($000)
	NorthWestern Corp.	826,611	46,918
	Spire Inc.	725,588	46,031
	ALLETE Inc.	777,803	45,089
[1]	Otter Tail Corp.	568,753	44,909
	American States Water Co.	507,930	44,190
	California Water Service Group	806,408	41,635
	Avista Corp.	1,048,884	41,190
	MGE Energy Inc.	504,016	39,873
	Clearway Energy Inc. Class C	1,284,785	36,694
	Avangrid Inc.	958,476	36,115
	Chesapeake Utilities Corp.	239,640	28,517
	SJW Group	369,556	25,910
*,1	Sunnova Energy International Inc.	1,360,372	24,908
	Northwest Natural Holding Co.	482,011	20,751
	Middlesex Water Co.	248,094	20,011
	Unitil Corp.	230,002	11,663
	Clearway Energy Inc. Class A	309,566	8,358
	York Water Co.	193,554	7,988
*	Montauk Renewables Inc.	891,411	6,632
[1]	Consolidated Water Co. Ltd.	215,681	5,226
	Artesian Resources Corp. Class A	103,200	4,873
	Genie Energy Ltd. Class B	307,588	4,349
*	Pure Cycle Corp.	273,022	3,003
*,1	Cadiz Inc.	681,992	2,769
*,1	Altus Power Inc. Class A	492,604	2,660
	RGC Resources Inc.	100,582	2,015
	Global Water Resources Inc.	128,559	1,630
*,1	Spruce Power Holding Corp.	1,466,250	1,190
[1]	Via Renewables Inc. Class A	37,181	259
			1,639,297
Total Common Stocks (Cost $77,236,167)			86,814,748
Preferred Stocks (0.0%)
[1]	FAT Brands Inc. Pfd., 8.250%, 8/8/23	7,939	122
	Air T Funding Pfd., 8.000%, 6/7/24	704	15
Total Preferred Stocks (Cost $139)			137
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
[4,5]	Vanguard Market Liquidity Fund, 5.150% (Cost $2,650,935)	26,518,637	2,651,333
Total Investments (102.1%) (Cost $79,887,241)			89,466,218
Other Assets and Liabilities—Net (-2.1%)			(1,820,459)
Net Assets (100%)			87,645,759
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,733,298,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $4,864,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,926,439,000 was received for securities on loan, of which $1,926,352,000 is held in Vanguard Market Liquidity Fund and $87,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

31

Extended Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2023	407	124,843	4,871
E-mini Russell 2000 Index	September 2023	6,063	577,107	5,131
				10,002

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Airbnb Inc. Class A	8/31/23	BANA	25,247	(5.073)	4,127	—
BILL Holdings Inc.	8/31/23	BANA	8,804	(5.073)	1,092	—
Chewy Inc. Class A	1/31/24	GSI	12,561	(5.073)	—	(350)
Datadog Inc. Class A	8/31/23	BANA	12,338	(5.073)	401	—
Lucid Group Inc.	1/31/24	GSI	12,126	(5.073)	528	—
Sirius XM Holdings Inc.	1/31/24	GSI	15,320	(5.073)	2,770	—
Snowflake Inc. Class A	8/31/23	BANA	26,127	(5.073)	1,571	—
Wayfair Inc. Class A	8/31/23	BANA	5,242	(5.073)	3,188	—
					13,677	(350)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $11,468,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
32

Extended Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $77,236,306)	86,814,885
Affiliated Issuers (Cost $2,650,935)	2,651,333
Total Investments in Securities	89,466,218
Investment in Vanguard	2,869
Cash	51,807
Cash Collateral Pledged—Futures Contracts	44,432
Receivables for Investment Securities Sold	67,494
Receivables for Accrued Income	79,491
Receivables for Capital Shares Issued	36,551
Variation Margin Receivable—Futures Contracts	3,625
Unrealized Appreciation—Over-the-Counter Swap Contracts	13,677
Total Assets	89,766,164
Liabilities
Payables for Investment Securities Purchased	63,374
Collateral for Securities on Loan	1,926,439
Payables for Capital Shares Redeemed	77,204
Payables for Distributions	51,445
Payables to Vanguard	1,593
Unrealized Depreciation—Over-the-Counter Swap Contracts	350
Total Liabilities	2,120,405
Net Assets	87,645,759
1 Includes $1,733,298,000 of securities on loan.
33

Extended Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	81,323,751
Total Distributable Earnings (Loss)	6,322,008
Net Assets	87,645,759

Investor Shares—Net Assets
Applicable to 1,911,741 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	215,989
Net Asset Value Per Share—Investor Shares	$112.98

ETF Shares—Net Assets
Applicable to 103,483,161 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,396,529
Net Asset Value Per Share—ETF Shares	$148.78

Admiral Shares—Net Assets
Applicable to 195,013,741 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,013,851
Net Asset Value Per Share—Admiral Shares	$112.88

Institutional Shares—Net Assets
Applicable to 124,076,514 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,005,166
Net Asset Value Per Share—Institutional Shares	$112.88

Institutional Plus Shares—Net Assets
Applicable to 40,733,890 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,346,542
Net Asset Value Per Share—Institutional Plus Shares	$278.55

Institutional Select Shares—Net Assets
Applicable to 135,988,272 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,667,682
Net Asset Value Per Share—Institutional Select Shares	$181.40

See accompanying Notes, which are an integral part of the Financial Statements.
34

Extended Market Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	484,892
Interest[2]	17,798
Securities Lending—Net	77,965
Total Income	580,655
Expenses
The Vanguard Group—Note B
Investment Advisory Services	922
Management and Administrative—Investor Shares	205
Management and Administrative—ETF Shares	3,347
Management and Administrative—Admiral Shares	5,375
Management and Administrative—Institutional Shares	2,834
Management and Administrative—Institutional Plus Shares	1,718
Management and Administrative—Institutional Select Shares	1,988
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—ETF Shares	435
Marketing and Distribution—Admiral Shares	484
Marketing and Distribution—Institutional Shares	233
Marketing and Distribution—Institutional Plus Shares	195
Marketing and Distribution—Institutional Select Shares	24
Custodian Fees	302
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	205
Shareholders’ Reports—Admiral Shares	85
Shareholders’ Reports—Institutional Shares	106
Shareholders’ Reports—Institutional Plus Shares	78
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	21
Other Expenses	14
Total Expenses	18,577
Expenses Paid Indirectly	(5)
Net Expenses	18,572
Net Investment Income	562,083
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,489,806
Futures Contracts	23,386
Swap Contracts	347
Realized Net Gain (Loss)	1,513,539
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	7,804,167
Futures Contracts	23,942
Swap Contracts	19,886
Change in Unrealized Appreciation (Depreciation)	7,847,995
Net Increase (Decrease) in Net Assets Resulting from Operations	9,923,617
1	Dividends are net of foreign withholding taxes of $11,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $16,951,000, ($10,000), and ($189,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,053,949,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Extended Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	562,083	1,141,328
Realized Net Gain (Loss)	1,513,539	2,411,429
Change in Unrealized Appreciation (Depreciation)	7,847,995	(32,279,720)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,923,617	(28,726,963)
Distributions
Investor Shares	(1,308)	(2,370)
ETF Shares	(94,839)	(148,188)
Admiral Shares	(138,263)	(232,052)
Institutional Shares	(89,655)	(154,028)
Institutional Plus Shares	(72,411)	(131,076)
Institutional Select Shares	(158,790)	(248,096)
Total Distributions	(555,266)	(915,810)
Capital Share Transactions
Investor Shares	(38,243)	(72,334)
ETF Shares	707,728	344,966
Admiral Shares	(366,237)	(1,252,838)
Institutional Shares	(505,637)	(1,209,959)
Institutional Plus Shares	(335,686)	(1,175,993)
Institutional Select Shares	(180,872)	3,290,411
Net Increase (Decrease) from Capital Share Transactions	(718,947)	(75,747)
Total Increase (Decrease)	8,649,404	(29,718,520)
Net Assets
Beginning of Period	78,996,355	108,714,875
End of Period	87,645,759	78,996,355

See accompanying Notes, which are an integral part of the Financial Statements.
36

Extended Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$100.93	$138.80	$124.83	$95.66	$75.74	$84.80
Investment Operations
Net Investment Income[1]	.643	1.280	1.216	.983	.962	1.193
Net Realized and Unrealized Gain (Loss) on Investments	12.040	(38.141)	14.134	29.401	20.089	(9.104)
Total from Investment Operations	12.683	(36.861)	15.350	30.384	21.051	(7.911)
Distributions
Dividends from Net Investment Income	(.633)	(1.009)	(1.380)	(1.214)	(1.131)	(1.149)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.633)	(1.009)	(1.380)	(1.214)	(1.131)	(1.149)
Net Asset Value, End of Period	$112.98	$100.93	$138.80	$124.83	$95.66	$75.74
Total Return[2]	12.61%	-26.56%	12.31%	32.04%	27.87%	-9.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$216	$229	$399	$454	$455	$1,139
Ratio of Total Expenses to Average Net Assets	0.19%[3]	0.19%[3]	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.14%	0.87%	1.04%	1.09%	1.38%
Portfolio Turnover Rate[4]	4%	11%	19%	19%	13%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$132.92	$182.81	$164.43	$126.02	$99.77	$111.72
Investment Operations
Net Investment Income[1]	.943	1.914	1.867	1.509	1.636	1.742
Net Realized and Unrealized Gain (Loss) on Investments	15.848	(50.278)	18.576	38.668	26.255	(12.036)
Total from Investment Operations	16.791	(48.364)	20.443	40.177	27.891	(10.294)
Distributions
Dividends from Net Investment Income	(.931)	(1.526)	(2.063)	(1.767)	(1.641)	(1.656)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.931)	(1.526)	(2.063)	(1.767)	(1.641)	(1.656)
Net Asset Value, End of Period	$148.78	$132.92	$182.81	$164.43	$126.02	$99.77
Total Return	12.67%	-26.46%	12.44%	32.20%	28.04%	-9.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,397	$13,089	$17,593	$13,761	$8,119	$6,095
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%[2]	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.31%	1.02%	1.20%	1.40%	1.50%
Portfolio Turnover Rate[3]	4%	11%	19%	19%	13%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Extended Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$100.85	$138.70	$124.75	$95.61	$75.70	$84.76
Investment Operations
Net Investment Income[1]	.709	1.437	1.408	1.112	1.236	1.307
Net Realized and Unrealized Gain (Loss) on Investments	12.027	(38.129)	14.106	29.367	19.918	(9.111)
Total from Investment Operations	12.736	(36.692)	15.514	30.479	21.154	(7.804)
Distributions
Dividends from Net Investment Income	(.706)	(1.158)	(1.564)	(1.339)	(1.244)	(1.256)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.706)	(1.158)	(1.564)	(1.339)	(1.244)	(1.256)
Net Asset Value, End of Period	$112.88	$100.85	$138.70	$124.75	$95.61	$75.70
Total Return[2]	12.67%	-26.47%	12.45%	32.21%	28.03%	-9.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,014	$20,012	$29,054	$26,784	$22,391	$17,644
Ratio of Total Expenses to Average Net Assets	0.06%[3]	0.06%[3]	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.29%	1.01%	1.18%	1.39%	1.50%
Portfolio Turnover Rate[4]	4%	11%	19%	19%	13%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$100.84	$138.69	$124.74	$95.60	$75.69	$84.75
Investment Operations
Net Investment Income[1]	.712	1.439	1.413	1.125	1.239	1.319
Net Realized and Unrealized Gain (Loss) on Investments	12.040	(38.120)	14.115	29.364	19.925	(9.113)
Total from Investment Operations	12.752	(36.681)	15.528	30.489	21.164	(7.794)
Distributions
Dividends from Net Investment Income	(.712)	(1.169)	(1.578)	(1.349)	(1.254)	(1.266)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.712)	(1.169)	(1.578)	(1.349)	(1.254)	(1.266)
Net Asset Value, End of Period	$112.88	$100.84	$138.69	$124.74	$95.60	$75.69
Total Return	12.69%	-26.46%	12.47%	32.23%	28.05%	-9.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,005	$12,983	$19,456	$18,659	$14,927	$12,443
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.29%	1.01%	1.19%	1.40%	1.51%
Portfolio Turnover Rate[3]	4%	11%	19%	19%	13%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Extended Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$248.85	$342.27	$307.85	$235.94	$186.80	$209.16
Investment Operations
Net Investment Income[1]	1.780	3.597	3.595	2.798	3.078	3.208
Net Realized and Unrealized Gain (Loss) on Investments	29.690	(94.104)	34.757	72.466	49.178	(22.426)
Total from Investment Operations	31.470	(90.507)	38.352	75.264	52.256	(19.218)
Distributions
Dividends from Net Investment Income	(1.770)	(2.913)	(3.932)	(3.354)	(3.116)	(3.142)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.770)	(2.913)	(3.932)	(3.354)	(3.116)	(3.142)
Net Asset Value, End of Period	$278.55	$248.85	$342.27	$307.85	$235.94	$186.80
Total Return	12.69%	-26.45%	12.48%	32.24%	28.07%	-9.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,347	$10,446	$15,973	$11,665	$9,486	$7,559
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.31%	1.04%	1.20%	1.41%	1.52%
Portfolio Turnover Rate[3]	4%	11%	19%	19%	13%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$162.04	$222.86	$200.45	$153.63	$121.63	$136.19
Investment Operations
Net Investment Income[1]	1.173	2.421	2.352	1.855	2.059	2.184
Net Realized and Unrealized Gain (Loss) on Investments	19.348	(61.319)	22.661	47.179	31.999	(14.655)
Total from Investment Operations	20.521	(58.898)	25.013	49.034	34.058	(12.471)
Distributions
Dividends from Net Investment Income	(1.161)	(1.922)	(2.603)	(2.214)	(2.058)	(2.089)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.161)	(1.922)	(2.603)	(2.214)	(2.058)	(2.089)
Net Asset Value, End of Period	$181.40	$162.04	$222.86	$200.45	$153.63	$121.63
Total Return	12.71%	-26.44%	12.50%	32.27%	28.09%	-9.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,668	$22,239	$26,240	$24,472	$19,166	$13,390
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.36%	1.05%	1.22%	1.44%	1.55%
Portfolio Turnover Rate[3]	4%	11%	19%	19%	13%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Extended Market Index Fund
Notes to Financial Statements
Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Institutional Index Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization will be accomplished by a tax-free exchange and is anticipated to be completed before the end of the year.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock
40

Extended Market Index Fund
at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
41

Extended Market Index Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $2,869,000, representing less than 0.01% of the fund’s net assets and 1.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
42

Extended Market Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	86,807,219	4,954	2,575	86,814,748
Preferred Stocks	137	—	—	137
Temporary Cash Investments	2,651,333	—	—	2,651,333
Total	89,458,689	4,954	2,575	89,466,218

Derivative Financial Instruments
Assets
Futures Contracts[1]	10,002	—	—	10,002
Swap Contracts	—	13,677	—	13,677
Total	10,002	13,677	—	23,679
Liabilities
Swap Contracts	—	350	—	350
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	80,396,599
Gross Unrealized Appreciation	28,002,404
Gross Unrealized Depreciation	(18,909,456)
Net Unrealized Appreciation (Depreciation)	9,092,948
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $4,466,238,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2023, the fund purchased $5,900,134,000 of investment securities and sold $6,497,421,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,606,650,000 and $3,205,259,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $233,853,000 and sales were $517,007,000, resulting in net realized gain of $32,163,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
43

Extended Market Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	2,572	24	10,368	92
Issued in Lieu of Cash Distributions	1,308	13	2,370	23
Redeemed	(42,123)	(391)	(85,072)	(721)
Net Increase (Decrease)—Investor Shares	(38,243)	(354)	(72,334)	(606)
ETF Shares
Issued	2,743,179	19,360	7,785,642	54,535
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,035,451)	(14,350)	(7,440,676)	(52,300)
Net Increase (Decrease)—ETF Shares	707,728	5,010	344,966	2,235
Admiral Shares
Issued	801,348	7,474	2,057,224	18,437
Issued in Lieu of Cash Distributions	115,081	1,083	193,334	1,884
Redeemed	(1,282,666)	(11,984)	(3,503,396)	(31,355)
Net Increase (Decrease)—Admiral Shares	(366,237)	(3,427)	(1,252,838)	(11,034)
Institutional Shares
Issued	1,000,875	9,404	2,414,097	21,403
Issued in Lieu of Cash Distributions	83,368	785	143,746	1,400
Redeemed	(1,589,880)	(14,862)	(3,767,802)	(34,333)
Net Increase (Decrease)—Institutional Shares	(505,637)	(4,673)	(1,209,959)	(11,530)
Institutional Plus Shares
Issued	587,096	2,236	3,581,013	13,375
Issued in Lieu of Cash Distributions	69,007	263	125,346	495
Redeemed	(991,789)	(3,740)	(4,882,352)	(18,563)
Net Increase (Decrease)—Institutional Plus Shares	(335,686)	(1,241)	(1,175,993)	(4,693)
Institutional Select Shares
Issued	1,528,300	8,881	4,415,226	25,617
Issued in Lieu of Cash Distributions	158,790	930	248,096	1,506
Redeemed	(1,867,962)	(11,062)	(1,372,911)	(7,624)
Net Increase (Decrease)—Institutional Select Shares	(180,872)	(1,251)	3,290,411	19,499
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
44

Mid-Cap Index Fund
Fund Allocation
As of June 30, 2023
Basic Materials	3.8%
Consumer Discretionary	14.1
Consumer Staples	5.0
Energy	5.1
Financials	11.8
Health Care	11.1
Industrials	17.5
Real Estate	8.5
Technology	14.1
Telecommunications	1.7
Utilities	7.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
45

Mid-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (3.8%)
	Nucor Corp.	5,823,390	954,919
	Fastenal Co.	13,234,470	780,701
	Albemarle Corp.	2,719,788	606,758
	LyondellBasell Industries NV Class A	6,031,736	553,894
	International Flavors & Fragrances Inc.	5,912,859	470,604
	Avery Dennison Corp.	1,871,240	321,479
	CF Industries Holdings Inc.	4,518,159	313,651
	FMC Corp.	2,898,378	302,417
	Mosaic Co.	7,698,243	269,439
	Celanese Corp. Class A	2,269,470	262,805
	International Paper Co.	8,044,648	255,900
	Eastman Chemical Co.	2,761,518	231,194
	Steel Dynamics Inc.	1,861,219	202,743
	Westlake Corp.	369,844	44,185
			5,570,689
Consumer Discretionary (14.0%)
*	Copart Inc.	9,942,401	906,846
	DR Horton Inc.	7,115,291	865,860
*	Trade Desk Inc. Class A	10,310,674	796,190
	Lennar Corp. Class A	5,949,348	745,513
*	Delta Air Lines Inc.	14,897,732	708,238
*	Dollar Tree Inc.	4,871,497	699,060
*	Chipotle Mexican Grill Inc. Class A	319,754	683,954
*	Aptiv plc	6,270,174	640,122
*	Warner Bros Discovery Inc.	49,509,237	620,846
*	Take-Two Interactive Software Inc.	3,914,993	576,130
	Tractor Supply Co.	2,539,758	561,540
	eBay Inc.	12,389,495	553,687
	Genuine Parts Co.	3,257,098	551,199
*	Ulta Beauty Inc.	1,163,534	547,553
*	AutoZone Inc.	213,220	531,634
*	Royal Caribbean Cruises Ltd.	5,038,631	522,708
	Southwest Airlines Co.	13,793,449	499,461
	Darden Restaurants Inc.	2,803,119	468,345
*	NVR Inc.	71,518	454,184
	Hilton Worldwide Holdings Inc.	3,066,997	446,401
	Omnicom Group Inc.	4,624,975	440,066
*	Carnival Corp.	23,281,589	438,392
*	United Airlines Holdings Inc.	7,573,405	415,553
	PulteGroup Inc.	5,174,292	401,939
	Best Buy Co. Inc.	4,561,791	373,839
	Garmin Ltd.	3,547,175	369,935
*	Expedia Group Inc.	3,305,629	361,603
	LKQ Corp.	6,195,624	361,019
*	ROBLOX Corp. Class A	8,446,078	340,377
*	Live Nation Entertainment Inc.	3,730,287	339,866
*	CarMax Inc.	3,667,162	306,941
	MGM Resorts International	6,746,601	296,311
	Domino's Pizza Inc.	819,143	276,043
*,1	Rivian Automotive Inc. Class A	16,193,436	269,783
	BorgWarner Inc.	5,432,580	265,707
	Rollins Inc.	5,711,261	244,613
*	Etsy Inc.	2,859,256	241,922
*	Burlington Stores Inc.	1,506,045	237,036
*	Las Vegas Sands Corp.	3,985,960	231,186
		Shares	Market Value• ($000)
	News Corp. Class A	11,164,559	217,709
	Fox Corp. Class A	6,232,684	211,911
[1]	Paramount Global Class B	11,319,841	180,099
	Interpublic Group of Cos. Inc.	4,474,435	172,624
	Pool Corp.	429,806	161,023
*	American Airlines Group Inc.	7,566,445	135,742
*,1	Lucid Group Inc.	18,444,350	127,082
*	Caesars Entertainment Inc.	2,373,344	120,969
	Vail Resorts Inc.	467,434	117,681
	Fox Corp. Class B	3,009,329	95,967
*	Chewy Inc. Class A	2,155,383	85,073
*	Endeavor Group Holdings Inc. Class A	3,476,263	83,152
	VF Corp.	4,060,621	77,517
	Warner Music Group Corp. Class A	2,725,576	71,110
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,767,084	57,837
[1]	Sirius XM Holdings Inc.	10,977,757	49,729
	Advance Auto Parts Inc.	689,942	48,503
*	Liberty Media Corp.-Liberty SiriusXM Class A	863,579	28,334
	Lennar Corp. Class B	212,879	24,051
	News Corp. Class B	355,310	7,007
[1]	Paramount Global Class A	195,090	3,621
			20,668,343
Consumer Staples (5.0%)
	Corteva Inc.	15,650,895	896,796
	AmerisourceBergen Corp.	3,983,321	766,511
	Kroger Co.	14,967,316	703,464
	Church & Dwight Co. Inc.	5,661,865	567,489
	McCormick & Co. Inc. (Non-Voting)	5,814,277	507,179
	Archer-Daniels-Midland Co.	6,312,199	476,950
	Clorox Co.	2,865,489	455,727
	Kellogg Co.	5,958,669	401,614
	Conagra Brands Inc.	11,054,414	372,755
	J M Smucker Co.	2,348,193	346,758
	Tyson Foods Inc. Class A	6,620,058	337,888
	Walgreens Boots Alliance Inc.	8,485,622	241,755
	Brown-Forman Corp. Class B	3,591,569	239,845
	Hormel Foods Corp.	5,884,166	236,661
	Campbell Soup Co.	4,512,121	206,249
	Lamb Weston Holdings Inc.	1,688,639	194,109
	Albertsons Cos. Inc. Class A	7,310,217	159,509
	Molson Coors Beverage Co. Class B	2,090,164	137,617
	Brown-Forman Corp. Class A	582,727	39,666
			7,288,542
Energy (5.1%)
	Hess Corp.	6,405,602	870,842
	Cheniere Energy Inc.	5,350,534	815,207
	Baker Hughes Co. Class A	23,465,801	741,754
	Devon Energy Corp.	14,874,663	719,041
	Halliburton Co.	18,821,013	620,905
	ONEOK Inc.	9,915,412	611,979
	Diamondback Energy Inc.	4,197,728	551,414
*	Enphase Energy Inc.	3,176,575	532,013
	Williams Cos. Inc.	14,118,406	460,684
*	First Solar Inc.	2,350,395	446,787
	Coterra Energy Inc.	16,680,550	422,018
	Marathon Oil Corp.	14,316,199	329,559
	EQT Corp.	4,190,612	172,360
46

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Texas Pacific Land Corp.	71,341	93,920
*,1	Plug Power Inc.	6,970,790	72,426
			7,460,909
Financials (11.8%)
	Arthur J Gallagher & Co.	4,966,003	1,090,385
	MSCI Inc. Class A	1,763,029	827,372
	Ameriprise Financial Inc.	2,414,820	802,107
	Apollo Global Management Inc.	9,206,599	707,159
	Discover Financial Services	5,886,591	687,848
*	Arch Capital Group Ltd.	8,200,855	613,834
	T. Rowe Price Group Inc.	5,205,424	583,112
	Willis Towers Watson plc	2,466,648	580,896
	State Street Corp.	7,360,868	538,668
	Hartford Financial Services Group Inc.	7,191,237	517,913
	American International Group Inc.	8,388,293	482,662
	M&T Bank Corp.	3,844,827	475,836
	Raymond James Financial Inc.	4,420,873	458,754
	Nasdaq Inc.	9,100,458	453,658
	Broadridge Financial Solutions Inc.	2,734,684	452,946
	Principal Financial Group Inc.	5,627,353	426,778
	Fifth Third Bancorp	15,778,668	413,559
*	Markel Group Inc.	293,895	406,510
	LPL Financial Holdings Inc.	1,800,334	391,447
	Regions Financial Corp.	21,749,362	387,574
	Prudential Financial Inc.	4,223,262	372,576
	Huntington Bancshares Inc.	33,462,134	360,722
	Ares Management Corp. Class A	3,723,205	358,731
	FactSet Research Systems Inc.	888,234	355,871
	Cincinnati Financial Corp.	3,644,091	354,643
	Everest Re Group Ltd.	1,006,343	344,028
	Northern Trust Corp.	4,587,791	340,139
	Cboe Global Markets Inc.	2,447,171	337,734
	Allstate Corp.	3,041,363	331,630
	Citizens Financial Group Inc.	10,658,590	277,976
	W R Berkley Corp.	4,533,551	270,018
	Loews Corp.	4,490,444	266,643
	MarketAxess Holdings Inc.	873,156	228,260
*,1	Coinbase Global Inc. Class A	3,065,290	219,321
	Fidelity National Financial Inc.	5,993,769	215,776
	KeyCorp	21,678,723	200,311
	Interactive Brokers Group Inc. Class A	2,267,976	188,401
	Franklin Resources Inc.	6,965,815	186,057
	Tradeweb Markets Inc. Class A	2,659,058	182,092
	Brown & Brown Inc.	2,629,858	181,039
	Annaly Capital Management Inc.	5,733,225	114,722
	Equitable Holdings Inc.	4,133,852	112,275
	Globe Life Inc.	996,726	109,261
	Corebridge Financial Inc.	3,755,923	66,330
*,1	Rocket Cos. Inc. Class A	2,649,578	23,740
			17,297,314
Health Care (11.0%)
*	Dexcom Inc.	8,985,104	1,154,676
*	IQVIA Holdings Inc.	4,300,908	966,715
*	Centene Corp.	12,720,240	857,980
	ResMed Inc.	3,405,762	744,159
	Zimmer Biomet Holdings Inc.	4,834,557	703,911
*	Veeva Systems Inc. Class A	3,376,860	667,707
	West Pharmaceutical Services Inc.	1,720,885	658,187
*	Seagen Inc.	3,259,653	627,353
*	Align Technology Inc.	1,684,986	595,878
	Cardinal Health Inc.	5,901,609	558,115
*	Horizon Therapeutics plc	5,299,276	545,031
	Baxter International Inc.	11,717,678	533,857
*	Alnylam Pharmaceuticals Inc.	2,757,421	523,745
	STERIS plc	2,301,352	517,758
	Laboratory Corp. of America Holdings	2,053,707	495,621
		Shares	Market Value• ($000)
*	IDEXX Laboratories Inc.	961,985	483,138
*	Insulet Corp.	1,615,497	465,812
*	Hologic Inc.	5,704,880	461,924
	Cooper Cos. Inc.	1,146,338	439,540
*	Molina Healthcare Inc.	1,351,361	407,084
*	BioMarin Pharmaceutical Inc.	4,350,719	377,120
	Quest Diagnostics Inc.	2,596,296	364,935
	GE HealthCare Technologies Inc.	4,479,158	363,887
	Revvity Inc.	2,907,678	345,403
*	Illumina Inc.	1,829,325	342,980
*	Avantor Inc.	15,647,224	321,394
	Viatris Inc.	27,793,458	277,379
*	Incyte Corp.	4,395,372	273,612
	Royalty Pharma plc Class A	8,830,513	271,450
	Teleflex Inc.	1,088,773	263,516
*	Henry Schein Inc.	3,036,595	246,268
*	Bio-Rad Laboratories Inc. Class A	483,409	183,270
*	Charles River Laboratories International Inc.	593,168	124,714
*	Catalent Inc.	1,986,087	86,117
			16,250,236
Industrials (17.4%)
	TransDigm Group Inc.	1,209,546	1,081,540
	PACCAR Inc.	12,113,069	1,013,258
	Cintas Corp.	2,003,784	996,041
	Carrier Global Corp.	19,350,948	961,936
	Rockwell Automation Inc.	2,662,738	877,239
	AMETEK Inc.	5,342,239	864,802
	Old Dominion Freight Line Inc.	2,287,514	845,808
	WW Grainger Inc.	1,046,567	825,312
	Verisk Analytics Inc. Class A	3,356,602	758,693
	Ferguson plc	4,746,554	746,680
	United Rentals Inc.	1,593,174	709,552
	Vulcan Materials Co.	3,084,228	695,308
*	Keysight Technologies Inc.	4,129,138	691,424
*	Mettler-Toledo International Inc.	510,397	669,457
	Equifax Inc.	2,842,772	668,904
	Martin Marietta Materials Inc.	1,437,034	663,464
	Quanta Services Inc.	3,365,015	661,057
	Xylem Inc.	5,548,087	624,826
	Ingersoll Rand Inc.	9,376,549	612,851
	Fortive Corp.	8,195,062	612,745
	Dover Corp.	3,241,672	478,633
	Global Payments Inc.	4,766,930	469,638
	Westinghouse Air Brake Technologies Corp.	4,168,944	457,208
*	Teledyne Technologies Inc.	1,090,480	448,307
	Expeditors International of Washington Inc.	3,541,887	429,029
	Otis Worldwide Corp.	4,789,923	426,351
	Ball Corp.	7,291,006	424,409
*	FleetCor Technologies Inc.	1,625,835	408,215
	Cummins Inc.	1,637,953	401,561
*	Waters Corp.	1,368,364	364,724
	Snap-on Inc.	1,226,955	353,596
*	Zebra Technologies Corp. Class A	1,192,125	352,666
	TransUnion	4,478,240	350,781
	Jacobs Solutions Inc.	2,940,298	349,572
	JB Hunt Transport Services Inc.	1,922,010	347,941
	DuPont de Nemours Inc.	4,780,008	341,484
	Synchrony Financial	9,934,309	336,972
	Stanley Black & Decker Inc.	3,549,564	332,630
	Textron Inc.	4,674,944	316,166
*	Trimble Inc.	5,742,606	304,014
	Masco Corp.	5,217,401	299,374
	Packaging Corp. of America	2,084,575	275,497
*	BILL Holdings Inc.	2,340,134	273,445
	CH Robinson Worldwide Inc.	2,698,977	254,648
	Crown Holdings Inc.	2,783,830	241,831
	HEICO Corp. Class A	1,717,792	241,522

47

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Howmet Aerospace Inc.	4,550,004	225,498
	Hubbell Inc. Class B	621,085	205,927
	HEICO Corp.	950,315	168,149
	Jack Henry & Associates Inc.	844,610	141,329
	Westrock Co.	2,973,342	86,435
			25,688,449
Real Estate (8.5%)
	Realty Income Corp.	15,604,399	932,987
	Welltower Inc.	11,520,639	931,905
*	CoStar Group Inc.	9,469,616	842,796
	Digital Realty Trust Inc.	6,753,239	768,991
	VICI Properties Inc. Class A	20,627,637	648,327
	AvalonBay Communities Inc.	3,291,370	622,958
	SBA Communications Corp. Class A	2,511,228	582,002
	Weyerhaeuser Co.	16,974,161	568,804
*	CBRE Group Inc. Class A	6,844,844	552,447
	Equity Residential	8,343,613	550,428
	Invitation Homes Inc.	14,183,904	487,926
	Extra Space Storage Inc.	3,130,335	465,950
	Alexandria Real Estate Equities Inc.	4,010,352	455,135
	Ventas Inc.	9,272,932	438,332
	Simon Property Group Inc.	3,600,487	415,784
	Mid-America Apartment Communities Inc.	2,704,076	410,641
	Iron Mountain Inc.	6,759,605	384,081
	Sun Communities Inc.	2,883,697	376,207
	Essex Property Trust Inc.	1,487,719	348,573
	WP Carey Inc.	4,957,878	334,954
	UDR Inc.	7,630,043	327,787
	Camden Property Trust	2,474,702	269,421
	Healthpeak Properties Inc.	12,678,999	254,848
*	Zillow Group Inc. Class C	3,555,995	178,724
	Host Hotels & Resorts Inc.	8,243,111	138,732
	Regency Centers Corp.	1,981,843	122,418
	Boston Properties Inc.	1,638,590	94,366
*	Zillow Group Inc. Class A	931,325	45,821
			12,551,345
Technology (14.0%)
	Amphenol Corp. Class A	13,799,098	1,172,233
	Microchip Technology Inc.	12,697,568	1,137,575
*	ON Semiconductor Corp.	10,010,550	946,798
*	ANSYS Inc.	2,008,756	663,432
*	MongoDB Inc. Class A	1,553,088	638,304
	Corning Inc.	17,734,836	621,429
*	Gartner Inc.	1,740,549	609,732
*	Datadog Inc. Class A	6,180,453	608,033
*	Palantir Technologies Inc. Class A	39,407,498	604,117
	Marvell Technology Inc.	9,931,115	593,682
*	Atlassian Corp. Class A	3,520,500	590,775
*	Fortinet Inc.	7,735,071	584,694
*	HubSpot Inc.	1,093,049	581,600
	CDW Corp.	3,124,300	573,309
	Monolithic Power Systems Inc.	1,044,248	564,134
*	DoorDash Inc. Class A	6,692,658	511,453
	Hewlett Packard Enterprise Co.	30,037,610	504,632
*	VeriSign Inc.	2,050,982	463,460
*	Cloudflare Inc. Class A	6,375,221	416,748
	Skyworks Solutions Inc.	3,689,111	408,348
*	Splunk Inc.	3,837,670	407,138
*	Tyler Technologies Inc.	971,813	404,731
	Teradyne Inc.	3,593,731	400,090
	Paycom Software Inc.	1,187,910	381,604
	NetApp Inc.	4,958,259	378,811
*	Pinterest Inc. Class A	13,776,140	376,640
*	Zoom Video Communications Inc. Class A	5,155,719	349,970
*	Akamai Technologies Inc.	3,623,087	325,607
	HP Inc.	10,260,792	315,109
		Shares	Market Value• ($000)
*	EPAM Systems Inc.	1,342,090	301,635
	SS&C Technologies Holdings Inc.	4,908,452	297,452
*	Zscaler Inc.	2,018,265	295,272
	Bentley Systems Inc. Class B	5,224,874	283,345
	Seagate Technology Holdings plc	4,560,023	282,129
*	Western Digital Corp.	7,415,953	281,287
*	Snap Inc. Class A	23,427,167	277,378
*	Match Group Inc.	6,454,600	270,125
*	GoDaddy Inc. Class A	3,574,323	268,539
*	Twilio Inc. Class A	4,040,493	257,056
*	Unity Software Inc.	5,705,678	247,740
*	Okta Inc. Class A	3,569,304	247,531
*	DocuSign Inc. Class A	4,689,513	239,587
	Gen Digital Inc.	12,592,421	233,589
*	Qorvo Inc.	2,288,706	233,517
*	ZoomInfo Technologies Inc. Class A	7,927,017	201,267
	Leidos Holdings Inc.	1,589,710	140,658
*	Black Knight Inc.	1,637,886	97,831
*	Toast Inc. Class A	4,003,241	90,353
			20,680,479
Telecommunications (1.7%)
	Motorola Solutions Inc.	3,887,568	1,140,146
*	Arista Networks Inc.	5,359,320	868,531
*	Liberty Broadband Corp. Class C	2,769,876	221,895
	Juniper Networks Inc.	3,727,241	116,775
*	Roku Inc. Class A	1,432,100	91,597
*	Liberty Broadband Corp. Class A	383,732	30,595
			2,469,539
Utilities (7.2%)
*	PG&E Corp.	54,463,063	941,122
	Waste Connections Inc.	5,969,998	853,292
	Consolidated Edison Inc.	8,032,939	726,178
	Constellation Energy Corp.	7,571,876	693,205
	WEC Energy Group Inc.	7,311,574	645,173
	American Water Works Co. Inc.	4,511,639	644,036
	Edison International	8,877,303	616,529
	Eversource Energy	8,085,900	573,452
	Ameren Corp.	6,068,771	495,636
	FirstEnergy Corp.	12,614,040	490,434
	Entergy Corp.	4,901,156	477,225
	DTE Energy Co.	4,298,946	472,970
	PPL Corp.	17,084,647	452,060
	CenterPoint Energy Inc.	14,589,867	425,295
	CMS Energy Corp.	6,760,384	397,173
	Public Service Enterprise Group Inc.	5,773,338	361,469
	AES Corp.	15,514,625	321,618
	Evergy Inc.	5,321,589	310,887
	Alliant Energy Corp.	5,826,988	305,800
	NiSource Inc.	9,574,611	261,866
	Vistra Corp.	4,331,290	113,696
	Avangrid Inc.	1,792,535	67,543
			10,646,659
Total Common Stocks (Cost $102,342,435)			146,572,504

48

Mid-Cap Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund, 5.150% (Cost $708,041)	7,083,872	708,245
Total Investments (100.0%) (Cost $103,050,476)		147,280,749
Other Assets and Liabilities—Net (0.0%)		18,889
Net Assets (100%)		147,299,638
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $376,855,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $401,913,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	612	58,253	331
E-mini S&P 500 Index	September 2023	617	138,463	2,878
E-mini S&P Mid-Cap 400 Index	September 2023	464	122,686	2,698
				5,907

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alnylam Pharmaceuticals Inc.	8/31/23	BANA	7,955	(5.073)	179	—
Alnylam Pharmaceuticals Inc.	8/31/23	BANA	7,955	(5.073)	179	—
Alnylam Pharmaceuticals Inc.	8/31/23	BANA	7,955	(5.073)	179	—
Ameren Corp.	1/31/24	GSI	1,260	(5.076)	—	(27)
Coinbase Global Inc. Class A	1/31/24	GSI	21,700	(5.076)	6,877	—
CRSP US Mid Cap TR Index	8/31/23	BANA	99,921	(5.473)	7,359	—
Global Payments Inc.	8/31/23	BANA	61,146	(5.620)	—	(2,094)
Global Payments Inc.	8/31/23	BANA	50,435	(5.619)	—	(1,215)
Global Payments Inc.	8/31/23	BANA	9,769	(5.523)	65	—
Global Payments Inc.	8/31/23	BANA	9,769	(5.523)	65	—
Hormel Foods Corp.	1/31/24	GSI	18,585	(5.076)	—	(523)
ONEOK Inc.	8/31/23	BANA	12,918	(5.073)	1,101	—
ONEOK Inc.	8/31/23	BANA	12,918	(5.073)	1,101	—
Palantir Technologies Inc. Class A	8/31/23	BANA	3,942	(5.073)	150	—
Sirius XM Holdings Inc.	1/31/24	GSI	9,479	(5.076)	1,714	—
49

Mid-Cap Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
VICI Properties Inc. Class A	8/31/23	BANA	81,965	(5.623)	1,987	—
Warner Bros Discovery Inc.	8/31/23	BANA	14,326	(5.073)	1,542	—
					22,498	(3,859)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $15,724,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
50

Mid-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $102,342,435)	146,572,504
Affiliated Issuers (Cost $708,041)	708,245
Total Investments in Securities	147,280,749
Investment in Vanguard	4,814
Cash	38,390
Cash Collateral Pledged—Futures Contracts	17,395
Due from Broker	238,924
Receivables for Accrued Income	169,792
Receivables for Capital Shares Issued	56,746
Variation Margin Receivable—Futures Contracts	2,547
Unrealized Appreciation—Over-the-Counter Swap Contracts	22,498
Total Assets	147,831,855
Liabilities
Payables for Investment Securities Purchased	24,640
Collateral for Securities on Loan	401,913
Payables for Capital Shares Redeemed	99,248
Payables to Vanguard	2,557
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,859
Total Liabilities	532,217
Net Assets	147,299,638
1 Includes $376,855,000 of securities on loan.
51

Mid-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	118,285,720
Total Distributable Earnings (Loss)	29,013,918
Net Assets	147,299,638

Investor Shares—Net Assets
Applicable to 7,238,703 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	435,164
Net Asset Value Per Share—Investor Shares	$60.12

ETF Shares—Net Assets
Applicable to 247,506,850 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	54,485,345
Net Asset Value Per Share—ETF Shares	$220.14

Admiral Shares—Net Assets
Applicable to 201,759,452 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	55,011,793
Net Asset Value Per Share—Admiral Shares	$272.66

Institutional Shares—Net Assets
Applicable to 355,156,997 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,391,755
Net Asset Value Per Share—Institutional Shares	$60.23

Institutional Plus Shares—Net Assets
Applicable to 53,780,783 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,975,581
Net Asset Value Per Share—Institutional Plus Shares	$297.05

See accompanying Notes, which are an integral part of the Financial Statements.
52

Mid-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	1,076,656
Interest[2]	18,897
Securities Lending—Net	15,387
Total Income	1,110,940
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,576
Management and Administrative—Investor Shares	362
Management and Administrative—ETF Shares	7,347
Management and Administrative—Admiral Shares	10,860
Management and Administrative—Institutional Shares	3,435
Management and Administrative—Institutional Plus Shares	1,814
Marketing and Distribution—Investor Shares	12
Marketing and Distribution—ETF Shares	1,587
Marketing and Distribution—Admiral Shares	1,355
Marketing and Distribution—Institutional Shares	341
Marketing and Distribution—Institutional Plus Shares	236
Custodian Fees	100
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	697
Shareholders’ Reports—Admiral Shares	307
Shareholders’ Reports—Institutional Shares	90
Shareholders’ Reports—Institutional Plus Shares	47
Trustees’ Fees and Expenses	36
Other Expenses	13
Total Expenses	30,216
Expenses Paid Indirectly	(8)
Net Expenses	30,208
Net Investment Income	1,080,732
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	90,698
Futures Contracts	32,661
Swap Contracts	(33,582)
Realized Net Gain (Loss)	89,777
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	10,759,125
Futures Contracts	22,638
Swap Contracts	32,499
Change in Unrealized Appreciation (Depreciation)	10,814,262
Net Increase (Decrease) in Net Assets Resulting from Operations	11,984,771
1	Dividends are net of foreign withholding taxes of $458,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $18,056,000, $130,000, and ($176,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $3,316,030,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
53

Mid-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,080,732	2,185,524
Realized Net Gain (Loss)	89,777	2,853,546
Change in Unrealized Appreciation (Depreciation)	10,814,262	(36,662,503)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,984,771	(31,623,433)
Distributions
Investor Shares	(2,993)	(7,365)
ETF Shares	(388,153)	(779,343)
Admiral Shares	(391,217)	(818,365)
Institutional Shares	(153,550)	(331,945)
Institutional Plus Shares	(114,849)	(235,283)
Total Distributions	(1,050,762)	(2,172,301)
Capital Share Transactions
Investor Shares	(76,016)	(126,905)
ETF Shares	627,406	3,900,034
Admiral Shares	(432,317)	(830,405)
Institutional Shares	(444,847)	(1,758,614)
Institutional Plus Shares	(73,378)	710,097
Net Increase (Decrease) from Capital Share Transactions	(399,152)	1,894,207
Total Increase (Decrease)	10,534,857	(31,901,527)
Net Assets
Beginning of Period	136,764,781	168,666,308
End of Period	147,299,638	136,764,781

See accompanying Notes, which are an integral part of the Financial Statements.
54

Mid-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$55.66	$69.54	$56.52	$48.64	$37.71	$42.23
Investment Operations
Net Investment Income[1]	.402	.807	.652	.698	.577	.640
Net Realized and Unrealized Gain (Loss) on Investments	4.449	(13.875)	13.065	7.937	11.018	(4.528)
Total from Investment Operations	4.851	(13.068)	13.717	8.635	11.595	(3.888)
Distributions
Dividends from Net Investment Income	(.391)	(.812)	(.697)	(.755)	(.665)	(.632)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.391)	(.812)	(.697)	(.755)	(.665)	(.632)
Net Asset Value, End of Period	$60.12	$55.66	$69.54	$56.52	$48.64	$37.71
Total Return[2]	8.76%	-18.80%	24.36%	18.10%	30.86%	-9.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$435	$476	$740	$834	$877	$3,043
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.36%	1.02%	1.49%	1.31%	1.49%
Portfolio Turnover Rate[4]	4%	12%	16%	26%	15%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$203.84	$254.69	$207.00	$178.14	$138.08	$154.65
Investment Operations
Net Investment Income[1]	1.623	3.302	2.741	2.772	2.663	2.535
Net Realized and Unrealized Gain (Loss) on Investments	16.251	(50.886)	47.811	29.084	40.043	(16.584)
Total from Investment Operations	17.874	(47.584)	50.552	31.856	42.706	(14.049)
Distributions
Dividends from Net Investment Income	(1.574)	(3.266)	(2.862)	(2.996)	(2.646)	(2.521)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.574)	(3.266)	(2.862)	(2.996)	(2.646)	(2.521)
Net Asset Value, End of Period	$220.14	$203.84	$254.69	$207.00	$178.14	$138.08
Total Return	8.82%	-18.68%	24.52%	18.22%	31.04%	-9.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54,485	$49,861	$57,774	$41,587	$29,014	$21,261
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.53%	1.16%	1.61%	1.62%	1.62%
Portfolio Turnover Rate[3]	4%	12%	16%	26%	15%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
55

Mid-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$252.47	$315.46	$256.40	$220.66	$171.04	$191.55
Investment Operations
Net Investment Income[1]	1.986	4.028	3.333	3.418	3.296	3.135
Net Realized and Unrealized Gain (Loss) on Investments	20.140	(63.000)	59.242	36.010	49.578	(20.539)
Total from Investment Operations	22.126	(58.972)	62.575	39.428	52.874	(17.404)
Distributions
Dividends from Net Investment Income	(1.936)	(4.018)	(3.515)	(3.688)	(3.254)	(3.106)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.936)	(4.018)	(3.515)	(3.688)	(3.254)	(3.106)
Net Asset Value, End of Period	$272.66	$252.47	$315.46	$256.40	$220.66	$171.04
Total Return[2]	8.81%	-18.71%	24.51%	18.24%	31.03%	-9.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$55,012	$51,352	$65,118	$53,301	$47,640	$34,754
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.51%	1.14%	1.61%	1.62%	1.61%
Portfolio Turnover Rate[4]	4%	12%	16%	26%	15%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$55.77	$69.69	$56.64	$48.74	$37.78	$42.32
Investment Operations
Net Investment Income[1]	.441	.893	.743	.759	.727	.697
Net Realized and Unrealized Gain (Loss) on Investments	4.450	(13.919)	13.090	7.961	10.957	(4.547)
Total from Investment Operations	4.891	(13.026)	13.833	8.720	11.684	(3.850)
Distributions
Dividends from Net Investment Income	(.431)	(.894)	(.783)	(.820)	(.724)	(.690)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.431)	(.894)	(.783)	(.820)	(.724)	(.690)
Net Asset Value, End of Period	$60.23	$55.77	$69.69	$56.64	$48.74	$37.78
Total Return	8.82%	-18.70%	24.53%	18.26%	31.04%	-9.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,392	$20,231	$27,312	$22,291	$20,425	$16,524
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.51%	1.15%	1.62%	1.62%	1.62%
Portfolio Turnover Rate[3]	4%	12%	16%	26%	15%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Mid-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$275.06	$343.68	$279.34	$240.40	$186.34	$208.69
Investment Operations
Net Investment Income[1]	2.191	4.458	3.688	3.774	3.598	3.464
Net Realized and Unrealized Gain (Loss) on Investments	21.937	(68.641)	64.544	39.230	54.052	(22.388)
Total from Investment Operations	24.128	(64.183)	68.232	43.004	57.650	(18.924)
Distributions
Dividends from Net Investment Income	(2.138)	(4.437)	(3.892)	(4.064)	(3.590)	(3.426)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.138)	(4.437)	(3.892)	(4.064)	(3.590)	(3.426)
Net Asset Value, End of Period	$297.05	$275.06	$343.68	$279.34	$240.40	$186.34
Total Return	8.82%	-18.69%	24.53%	18.27%	31.06%	-9.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,976	$14,846	$17,723	$14,937	$13,612	$11,426
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%[2]	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.53%	1.16%	1.63%	1.62%	1.63%
Portfolio Turnover Rate[3]	4%	12%	16%	26%	15%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
57

Mid-Cap Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Valley Forge Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization will be accomplished by a tax-free exchange and is anticipated to be completed before the end of the year.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock
58

Mid-Cap Index Fund
at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
59

Mid-Cap Index Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $4,814,000, representing less than 0.01% of the fund’s net assets and 1.93% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
60

Mid-Cap Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	146,572,504	—	—	146,572,504
Temporary Cash Investments	708,245	—	—	708,245
Total	147,280,749	—	—	147,280,749

Derivative Financial Instruments
Assets
Futures Contracts[1]	5,907	—	—	5,907
Swap Contracts	—	22,498	—	22,498
Total	5,907	22,498	—	28,405
Liabilities
Swap Contracts	—	3,859	—	3,859
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	103,138,941
Gross Unrealized Appreciation	51,446,365
Gross Unrealized Depreciation	(7,280,011)
Net Unrealized Appreciation (Depreciation)	44,166,354
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $15,297,730,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2023, the fund purchased $13,019,502,000 of investment securities and sold $12,748,794,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,459,239,000 and $6,454,535,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $298,870,000 and sales were $2,116,961,000, resulting in net realized loss of $1,872,529,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
61

Mid-Cap Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	14,104	244	38,431	646
Issued in Lieu of Cash Distributions	2,993	53	7,365	130
Redeemed	(93,113)	(1,605)	(172,701)	(2,864)
Net Increase (Decrease)—Investor Shares	(76,016)	(1,308)	(126,905)	(2,088)
ETF Shares
Issued	7,056,692	33,548	22,366,377	104,145
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,429,286)	(30,650)	(18,466,343)	(86,375)
Net Increase (Decrease)—ETF Shares	627,406	2,898	3,900,034	17,770
Admiral Shares
Issued	2,663,267	10,162	6,210,546	23,079
Issued in Lieu of Cash Distributions	345,174	1,344	713,328	2,783
Redeemed	(3,440,758)	(13,144)	(7,754,279)	(28,889)
Net Increase (Decrease)—Admiral Shares	(432,317)	(1,638)	(830,405)	(3,027)
Institutional Shares
Issued	1,421,262	24,710	3,105,126	52,367
Issued in Lieu of Cash Distributions	142,207	2,506	306,818	5,408
Redeemed	(2,008,316)	(34,801)	(5,170,558)	(86,962)
Net Increase (Decrease)—Institutional Shares	(444,847)	(7,585)	(1,758,614)	(29,187)
Institutional Plus Shares
Issued	888,628	3,130	2,083,499	7,084
Issued in Lieu of Cash Distributions	114,108	408	233,744	837
Redeemed	(1,076,114)	(3,730)	(1,607,146)	(5,516)
Net Increase (Decrease)—Institutional Plus Shares	(73,378)	(192)	710,097	2,405
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
62

Mid-Cap Growth Index Fund
Fund Allocation
As of June 30, 2023
Basic Materials	2.3%
Consumer Discretionary	14.1
Consumer Staples	1.8
Energy	7.5
Financials	6.1
Health Care	14.1
Industrials	19.1
Real Estate	7.0
Technology	23.5
Telecommunications	3.3
Utilities	1.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
63

Mid-Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (2.3%)
	Fastenal Co.	3,963,459	233,805
	Albemarle Corp.	814,515	181,710
	FMC Corp.	433,870	45,270
	Mosaic Co.	1,153,025	40,356
			501,141
Consumer Discretionary (14.0%)
*	Copart Inc.	2,977,541	271,582
*	Trade Desk Inc. Class A	3,087,760	238,437
*	Chipotle Mexican Grill Inc. Class A	95,760	204,831
*	Aptiv plc	1,877,787	191,703
*	Take-Two Interactive Software Inc.	1,172,460	172,539
	Tractor Supply Co.	760,604	168,170
*	Ulta Beauty Inc.	348,444	163,976
*	AutoZone Inc.	63,856	159,216
*	Royal Caribbean Cruises Ltd.	1,508,962	156,540
*	NVR Inc.	21,413	135,986
	Hilton Worldwide Holdings Inc.	918,494	133,687
*	Expedia Group Inc.	989,900	108,285
	LKQ Corp.	1,855,537	108,122
*	ROBLOX Corp. Class A	2,529,464	101,937
*	Live Nation Entertainment Inc.	1,117,088	101,778
	Domino's Pizza Inc.	245,314	82,668
	Rollins Inc.	1,710,257	73,250
*	Etsy Inc.	856,223	72,445
*	Burlington Stores Inc.	450,989	70,981
*	Las Vegas Sands Corp.	1,193,590	69,228
	Pool Corp.	128,694	48,214
	MGM Resorts International	1,009,864	44,353
*	Caesars Entertainment Inc.	709,810	36,179
	Vail Resorts Inc.	140,017	35,251
*	Chewy Inc. Class A	645,437	25,475
	Warner Music Group Corp. Class A	816,029	21,290
*	Endeavor Group Holdings Inc. Class A	520,765	12,457
			3,008,580
Consumer Staples (1.8%)
	Church & Dwight Co. Inc.	1,695,635	169,954
	McCormick & Co. Inc. (Non-Voting)	870,644	75,946
	Brown-Forman Corp. Class B	1,076,610	71,896
	Lamb Weston Holdings Inc.	505,638	58,123
	Brown-Forman Corp. Class A	175,547	11,949
			387,868
Energy (7.5%)
	Hess Corp.	1,918,305	260,794
	Cheniere Energy Inc.	1,602,207	244,112
	Devon Energy Corp.	4,454,439	215,328
	Diamondback Energy Inc.	1,257,079	165,130
*	Enphase Energy Inc.	951,315	159,326
*	First Solar Inc.	704,472	133,913
	Coterra Energy Inc.	4,995,037	126,375
	Marathon Oil Corp.	4,287,157	98,690
	Halliburton Co.	2,818,182	92,972
	EQT Corp.	1,255,482	51,638
		Shares	Market Value• ($000)
	Texas Pacific Land Corp.	21,359	28,119
*,1	Plug Power Inc.	2,085,000	21,663
			1,598,060
Financials (6.1%)
	MSCI Inc. Class A	527,991	247,781
	Apollo Global Management Inc.	2,757,134	211,775
	Broadridge Financial Solutions Inc.	818,992	135,650
	LPL Financial Holdings Inc.	539,158	117,229
	Ares Management Corp. Class A	1,115,104	107,440
	FactSet Research Systems Inc.	266,013	106,578
*,1	Coinbase Global Inc. Class A	1,037,751	74,251
	MarketAxess Holdings Inc.	261,468	68,353
*	Markel Group Inc.	44,005	60,867
	Interactive Brokers Group Inc. Class A	679,086	56,412
	Tradeweb Markets Inc. Class A	796,228	54,526
	Brown & Brown Inc.	787,440	54,207
			1,295,069
Health Care (14.1%)
*	Dexcom Inc.	2,690,848	345,801
*	IQVIA Holdings Inc.	1,288,034	289,511
	ResMed Inc.	1,019,950	222,859
*	Veeva Systems Inc. Class A	1,011,350	199,974
	West Pharmaceutical Services Inc.	515,372	197,114
*	Seagen Inc.	976,197	187,879
*	Align Technology Inc.	504,598	178,446
*	Alnylam Pharmaceuticals Inc.	864,420	164,188
*	Horizon Therapeutics plc	1,587,023	163,225
*	IDEXX Laboratories Inc.	288,098	144,692
*	Insulet Corp.	483,807	139,501
	Cooper Cos. Inc.	343,309	131,635
*	Molina Healthcare Inc.	404,702	121,913
*	BioMarin Pharmaceutical Inc.	1,302,962	112,941
*	Illumina Inc.	548,743	102,884
*	Incyte Corp.	1,316,325	81,941
	STERIS plc	344,584	77,525
*	Bio-Rad Laboratories Inc. Class A	144,749	54,877
*	Avantor Inc.	2,342,610	48,117
*	Charles River Laboratories International Inc.	177,700	37,361
*	Catalent Inc.	593,982	25,755
			3,028,139
Industrials (19.1%)
	TransDigm Group Inc.	362,232	323,897
	Cintas Corp.	600,090	298,293
	AMETEK Inc.	1,599,876	258,988
	Old Dominion Freight Line Inc.	685,052	253,298
	WW Grainger Inc.	313,421	247,161
	Verisk Analytics Inc. Class A	1,005,102	227,183
	Vulcan Materials Co.	923,669	208,232
*	Mettler-Toledo International Inc.	152,860	200,497
	Equifax Inc.	851,361	200,325
	Martin Marietta Materials Inc.	430,370	198,698
	Quanta Services Inc.	1,007,764	197,975
	Xylem Inc.	1,661,533	187,122
*	Teledyne Technologies Inc.	326,578	134,260
*	FleetCor Technologies Inc.	486,913	122,254
*	Waters Corp.	409,801	109,228
*	Zebra Technologies Corp. Class A	357,014	105,615
64

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
	TransUnion	1,341,147	105,052
	JB Hunt Transport Services Inc.	575,597	104,200
	Ingersoll Rand Inc.	1,404,050	91,769
*	Trimble Inc.	1,719,785	91,045
*	BILL Holdings Inc.	700,795	81,888
	HEICO Corp. Class A	514,360	72,319
	Howmet Aerospace Inc.	1,362,615	67,531
	Ball Corp.	1,091,618	63,543
	HEICO Corp.	284,664	50,368
	Masco Corp.	781,049	44,817
	Jack Henry & Associates Inc.	253,018	42,338
			4,087,896
Real Estate (7.0%)
	Realty Income Corp.	4,673,262	279,414
	Welltower Inc.	3,450,226	279,089
*	CoStar Group Inc.	2,835,964	252,401
	SBA Communications Corp. Class A	752,056	174,296
	Invitation Homes Inc.	4,247,714	146,121
	Extra Space Storage Inc.	937,465	139,542
	Sun Communities Inc.	863,598	112,665
*	Zillow Group Inc. Class C	1,065,719	53,563
	Camden Property Trust	370,667	40,355
*	Zillow Group Inc. Class A	278,103	13,683
			1,491,129
Technology (23.5%)
	Amphenol Corp. Class A	4,132,534	351,059
	Microchip Technology Inc.	3,802,627	340,677
*	ON Semiconductor Corp.	2,997,925	283,544
*	ANSYS Inc.	601,585	198,686
*	MongoDB Inc. Class A	465,127	191,163
*	Gartner Inc.	521,258	182,602
*	Palantir Technologies Inc. Class A	11,882,082	182,152
*	Datadog Inc. Class A	1,850,952	182,097
	Marvell Technology Inc.	2,974,161	177,795
*	Atlassian Corp. Class A	1,054,330	176,927
*	Fortinet Inc.	2,316,528	175,106
*	HubSpot Inc.	327,351	174,180
	Monolithic Power Systems Inc.	312,735	168,949
*	DoorDash Inc. Class A	2,004,305	153,169
*	VeriSign Inc.	614,231	138,798
*	Cloudflare Inc. Class A	1,909,265	124,809
	Skyworks Solutions Inc.	1,104,796	122,290
*	Splunk Inc.	1,149,323	121,932
*	Tyler Technologies Inc.	291,039	121,209
	Teradyne Inc.	1,076,228	119,817
	Paycom Software Inc.	355,757	114,283
*	Pinterest Inc. Class A	4,125,653	112,795
		Shares	Market Value• ($000)
*	Zoom Video Communications Inc. Class A	1,544,193	104,820
*	Akamai Technologies Inc.	1,085,039	97,511
*	EPAM Systems Inc.	401,966	90,342
*	Zscaler Inc.	604,431	88,428
	Bentley Systems Inc. Class B	1,564,727	84,855
*	Snap Inc. Class A	7,015,876	83,068
*	Match Group Inc.	1,932,932	80,893
*	GoDaddy Inc. Class A	1,070,377	80,417
*	Twilio Inc. Class A	1,209,976	76,979
*	Unity Software Inc.	1,708,446	74,181
*	Okta Inc. Class A	1,068,872	74,126
*	DocuSign Inc. Class A	1,404,332	71,747
*	ZoomInfo Technologies Inc. Class A	2,373,627	60,266
*	Black Knight Inc.	489,250	29,223
*	Toast Inc. Class A	1,198,829	27,058
			5,037,953
Telecommunications (3.3%)
	Motorola Solutions Inc.	1,164,241	341,448
*	Arista Networks Inc.	1,605,003	260,107
*	Liberty Broadband Corp. Class C	830,367	66,521
*	Roku Inc. Class A	428,295	27,394
*	Liberty Broadband Corp. Class A	113,950	9,085
			704,555
Utilities (1.2%)
	Waste Connections Inc.	1,787,892	255,543
Total Common Stocks (Cost $16,168,325)			21,395,933
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 5.150% (Cost $111,268)	1,113,039	111,282
Total Investments (100.4%) (Cost $16,279,593)			21,507,215
Other Assets and Liabilities—Net (-0.4%)			(87,672)
Net Assets (100%)			21,419,543
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $87,900,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $91,538,000 was received for securities on loan.

65

Mid-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	58	13,016	287
E-mini S&P Mid-Cap 400 Index	September 2023	49	12,956	315
				602

See accompanying Notes, which are an integral part of the Financial Statements.
66

Mid-Cap Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $16,168,325)	21,395,933
Affiliated Issuers (Cost $111,268)	111,282
Total Investments in Securities	21,507,215
Investment in Vanguard	695
Cash	2,485
Cash Collateral Pledged—Futures Contracts	1,360
Receivables for Investment Securities Sold	11,834
Receivables for Accrued Income	6,286
Receivables for Capital Shares Issued	5,040
Variation Margin Receivable—Futures Contracts	233
Total Assets	21,535,148
Liabilities
Payables for Investment Securities Purchased	5,667
Collateral for Securities on Loan	91,538
Payables for Capital Shares Redeemed	17,795
Payables to Vanguard	605
Total Liabilities	115,605
Net Assets	21,419,543
1 Includes $87,900,000 of securities on loan.
At June 30, 2023, net assets consisted of:

Paid-in Capital	19,677,469
Total Distributable Earnings (Loss)	1,742,074
Net Assets	21,419,543

Investor Shares—Net Assets
Applicable to 572,904 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	46,377
Net Asset Value Per Share—Investor Shares	$80.95

ETF Shares—Net Assets
Applicable to 53,256,868 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,962,022
Net Asset Value Per Share—ETF Shares	$205.83

Admiral Shares—Net Assets
Applicable to 117,502,814 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,411,144
Net Asset Value Per Share—Admiral Shares	$88.60

See accompanying Notes, which are an integral part of the Financial Statements.
67

Mid-Cap Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	75,831
Interest[2]	222
Securities Lending—Net	1,659
Total Income	77,712
Expenses
The Vanguard Group—Note B
Investment Advisory Services	225
Management and Administrative—Investor Shares	40
Management and Administrative—ETF Shares	2,844
Management and Administrative—Admiral Shares	2,902
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	307
Marketing and Distribution—Admiral Shares	295
Custodian Fees	13
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	198
Shareholders’ Reports—Admiral Shares	75
Trustees’ Fees and Expenses	5
Other Expenses	13
Total Expenses	6,919
Net Investment Income	70,793
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(138,691)
Futures Contracts	434
Realized Net Gain (Loss)	(138,257)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,830,514
Futures Contracts	841
Change in Unrealized Appreciation (Depreciation)	2,831,355
Net Increase (Decrease) in Net Assets Resulting from Operations	2,763,891
1	Dividends are net of foreign withholding taxes of $134,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $206,000, $3,000, and ($11,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $485,517,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	70,793	143,006
Realized Net Gain (Loss)	(138,257)	(287,627)
Change in Unrealized Appreciation (Depreciation)	2,831,355	(7,290,573)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,763,891	(7,435,194)
Distributions
Investor Shares	(138)	(306)
ETF Shares	(36,467)	(71,823)
Admiral Shares	(35,344)	(70,682)
Total Distributions	(71,949)	(142,811)
Capital Share Transactions
Investor Shares	(6,165)	(17,561)
ETF Shares	283,695	298,485
Admiral Shares	(33,579)	99,556
Net Increase (Decrease) from Capital Share Transactions	243,951	380,480
Total Increase (Decrease)	2,935,893	(7,197,525)
Net Assets
Beginning of Period	18,483,650	25,681,175
End of Period	21,419,543	18,483,650

See accompanying Notes, which are an integral part of the Financial Statements.
69

Mid-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$70.68	$100.07	$83.37	$62.43	$47.02	$50.21
Investment Operations
Net Investment Income[1]	.218	.444	.229	.340	.345	.333
Net Realized and Unrealized Gain (Loss) on Investments	10.278	(29.381)	16.697	20.984	15.485	(3.193)
Total from Investment Operations	10.496	(28.937)	16.926	21.324	15.830	(2.860)
Distributions
Dividends from Net Investment Income	(.226)	(.453)	(.226)	(.384)	(.420)	(.330)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.226)	(.453)	(.226)	(.384)	(.420)	(.330)
Net Asset Value, End of Period	$80.95	$70.68	$100.07	$83.37	$62.43	$47.02
Total Return[2]	14.87%	-28.93%	20.32%	34.32%	33.72%	-5.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46	$46	$86	$81	$63	$405
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%[3]	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.61%	0.57%	0.25%	0.51%	0.62%	0.64%
Portfolio Turnover Rate[4]	5%	22%	25%	22%	18%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$179.73	$254.49	$212.00	$158.76	$119.58	$127.67
Investment Operations
Net Investment Income[1]	.690	1.405	.870	1.074	1.386	1.016
Net Realized and Unrealized Gain (Loss) on Investments	26.106	(74.767)	42.479	53.347	39.040	(8.101)
Total from Investment Operations	26.796	(73.362)	43.349	54.421	40.426	(7.085)
Distributions
Dividends from Net Investment Income	(.696)	(1.398)	(.859)	(1.181)	(1.246)	(1.005)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.696)	(1.398)	(.859)	(1.181)	(1.246)	(1.005)
Net Asset Value, End of Period	$205.83	$179.73	$254.49	$212.00	$158.76	$119.58
Total Return	14.94%	-28.84%	20.47%	34.46%	33.86%	-5.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,962	$9,313	$12,798	$10,164	$6,995	$4,956
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.75%	0.72%	0.37%	0.63%	0.95%	0.76%
Portfolio Turnover Rate[3]	5%	22%	25%	22%	18%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
70

Mid-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$77.37	$109.55	$91.26	$68.34	$51.48	$54.96
Investment Operations
Net Investment Income[1]	.294	.602	.373	.461	.603	.437
Net Realized and Unrealized Gain (Loss) on Investments	11.236	(32.180)	18.287	22.967	16.793	(3.485)
Total from Investment Operations	11.530	(31.578)	18.660	23.428	17.396	(3.048)
Distributions
Dividends from Net Investment Income	(.300)	(.602)	(.370)	(.508)	(.536)	(.432)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.300)	(.602)	(.370)	(.508)	(.536)	(.432)
Net Asset Value, End of Period	$88.60	$77.37	$109.55	$91.26	$68.34	$51.48
Total Return[2]	14.93%	-28.84%	20.48%	34.48%	33.86%	-5.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,411	$9,124	$12,797	$10,712	$8,173	$5,544
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.75%	0.71%	0.37%	0.63%	0.96%	0.76%
Portfolio Turnover Rate[4]	5%	22%	25%	22%	18%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
71

Mid-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower,
72

Mid-Cap Growth Index Fund
determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $695,000, representing less than 0.01% of the fund’s net assets and 0.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
73

Mid-Cap Growth Index Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,293,551
Gross Unrealized Appreciation	6,628,375
Gross Unrealized Depreciation	(1,414,109)
Net Unrealized Appreciation (Depreciation)	5,214,266
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $3,336,371,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2023, the fund purchased $2,262,114,000 of investment securities and sold $2,021,339,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,223,853,000 and $928,787,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $101,933,000 and sales were $412,192,000, resulting in net realized loss of $415,399,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,363	45	7,152	91
Issued in Lieu of Cash Distributions	138	2	306	4
Redeemed	(9,666)	(126)	(25,019)	(303)
Net Increase (Decrease)—Investor Shares	(6,165)	(79)	(17,561)	(208)
ETF Shares
Issued	1,264,828	6,514	4,309,536	22,204
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(981,133)	(5,075)	(4,011,051)	(20,674)
Net Increase (Decrease)—ETF Shares	283,695	1,439	298,485	1,530
74

Mid-Cap Growth Index Fund
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	802,635	9,670	1,795,061	20,960
Issued in Lieu of Cash Distributions	31,669	384	63,404	794
Redeemed	(867,883)	(10,490)	(1,758,909)	(20,629)
Net Increase (Decrease)—Admiral Shares	(33,579)	(436)	99,556	1,125
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
75

Mid-Cap Value Index Fund
Fund Allocation
As of June 30, 2023
Basic Materials	5.2%
Consumer Discretionary	14.1
Consumer Staples	8.0
Energy	2.8
Financials	17.2
Health Care	8.2
Industrials	16.1
Real Estate	10.1
Technology	5.1
Telecommunications	0.2
Utilities	13.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
76

Mid-Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (5.2%)
	Nucor Corp.	2,160,852	354,337
	LyondellBasell Industries NV Class A	2,238,247	205,538
	International Flavors & Fragrances Inc.	2,194,168	174,634
	Avery Dennison Corp.	694,389	119,296
	CF Industries Holdings Inc.	1,676,569	116,387
	Celanese Corp. Class A	842,169	97,523
	International Paper Co.	2,985,260	94,961
	Eastman Chemical Co.	1,024,783	85,795
	Steel Dynamics Inc.	690,657	75,233
	FMC Corp.	537,753	56,109
	Mosaic Co.	1,428,302	49,991
	Westlake Corp.	137,157	16,386
			1,446,190
Consumer Discretionary (14.1%)
	DR Horton Inc.	2,640,252	321,292
	Lennar Corp. Class A	2,169,146	271,816
*	Delta Air Lines Inc.	5,528,258	262,813
*	Dollar Tree Inc.	1,807,715	259,407
*	Warner Bros Discovery Inc.	18,858,623	236,487
	eBay Inc.	4,597,453	205,460
	Genuine Parts Co.	1,208,611	204,533
	Southwest Airlines Co.	5,118,463	185,340
	Darden Restaurants Inc.	1,040,154	173,789
	Omnicom Group Inc.	1,716,118	163,289
*	Carnival Corp.	8,639,404	162,680
*	United Airlines Holdings Inc.	2,810,331	154,203
	PulteGroup Inc.	1,919,955	149,142
	Best Buy Co. Inc.	1,692,741	138,720
	Garmin Ltd.	1,316,245	137,271
*	CarMax Inc.	1,360,814	113,900
*	Rivian Automotive Inc. Class A	6,009,327	100,115
	BorgWarner Inc.	2,015,967	98,601
	Fox Corp. Class A	2,309,538	78,524
	News Corp. Class A	3,895,978	75,972
[1]	Paramount Global Class B	4,176,725	66,452
	Interpublic Group of Cos. Inc.	1,660,653	64,068
	MGM Resorts International	1,251,698	54,975
*	American Airlines Group Inc.	2,807,798	50,372
*,1	Lucid Group Inc.	6,844,419	47,158
	Fox Corp. Class B	1,119,611	35,704
	VF Corp.	1,503,413	28,700
[1]	Sirius XM Holdings Inc.	4,994,643	22,626
*	Liberty Media Corp.-Liberty SiriusXM Class C	654,282	21,415
	Advance Auto Parts Inc.	255,799	17,983
*	Endeavor Group Holdings Inc. Class A	644,810	15,424
	Lennar Corp. Class B	122,627	13,854
*	Liberty Media Corp.-Liberty SiriusXM Class A	320,487	10,515
	News Corp. Class B	378,120	7,456
[1]	Paramount Global Class A	93,029	1,727
			3,951,783
Consumer Staples (8.0%)
	Corteva Inc.	5,807,149	332,750
	AmerisourceBergen Corp.	1,478,111	284,433
	Kroger Co.	5,554,038	261,040
	Archer-Daniels-Midland Co.	2,342,292	176,984
		Shares	Market Value• ($000)
	Clorox Co.	1,063,336	169,113
	Kellogg Co.	2,211,093	149,028
	Conagra Brands Inc.	4,101,996	138,319
	J M Smucker Co.	871,337	128,670
	Tyson Foods Inc. Class A	2,456,565	125,383
	Hormel Foods Corp.	2,350,410	94,534
	McCormick & Co. Inc. (Non-Voting)	1,078,773	94,101
	Walgreens Boots Alliance Inc.	3,154,093	89,860
	Campbell Soup Co.	1,674,392	76,536
	Albertsons Cos. Inc. Class A	2,715,141	59,244
	Molson Coors Beverage Co. Class B	775,609	51,066
			2,231,061
Energy (2.8%)
	Baker Hughes Co. Class A	8,707,696	275,250
	ONEOK Inc.	3,848,641	237,538
	Williams Cos. Inc.	5,239,026	170,950
	Halliburton Co.	3,492,057	115,203
			798,941
Financials (17.2%)
	Arthur J Gallagher & Co.	1,842,792	404,622
	Ameriprise Financial Inc.	896,078	297,641
	Discover Financial Services	2,184,278	255,233
*	Arch Capital Group Ltd.	3,043,147	227,780
	T. Rowe Price Group Inc.	1,931,644	216,383
	Willis Towers Watson plc	915,291	215,551
	State Street Corp.	2,731,341	199,880
	Hartford Financial Services Group Inc.	2,668,400	192,178
	American International Group Inc.	3,112,630	179,101
	M&T Bank Corp.	1,426,702	176,569
	Raymond James Financial Inc.	1,640,447	170,229
	Nasdaq Inc.	3,377,003	168,344
	Principal Financial Group Inc.	2,088,190	158,368
	Fifth Third Bancorp	5,855,109	153,462
	Regions Financial Corp.	8,070,707	143,820
	Prudential Financial Inc.	1,569,791	138,487
	Huntington Bancshares Inc.	12,417,041	133,856
	Cincinnati Financial Corp.	1,352,257	131,602
	Everest Re Group Ltd.	373,428	127,660
	Northern Trust Corp.	1,702,447	126,219
	Cboe Global Markets Inc.	908,068	125,322
	Allstate Corp.	1,130,450	123,264
	Citizens Financial Group Inc.	3,954,855	103,143
	W R Berkley Corp.	1,682,227	100,193
	Loews Corp.	1,666,190	98,938
	Fidelity National Financial Inc.	2,224,208	80,072
*	Markel Group Inc.	54,530	75,425
	KeyCorp	8,044,747	74,333
	Franklin Resources Inc.	2,585,165	69,050
	Annaly Capital Management Inc.	2,122,706	42,475
	Equitable Holdings Inc.	1,531,437	41,594
	Globe Life Inc.	369,850	40,543
	Corebridge Financial Inc.	1,394,306	24,623
*,1	Rocket Cos. Inc. Class A	982,263	8,801
			4,824,761
Health Care (8.2%)
*	Centene Corp.	4,720,163	318,375
	Zimmer Biomet Holdings Inc.	1,793,980	261,203
77

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	Cardinal Health Inc.	2,189,894	207,098
	Baxter International Inc.	4,348,213	198,105
	Laboratory Corp. of America Holdings	762,082	183,913
*	Hologic Inc.	2,116,944	171,409
	Quest Diagnostics Inc.	963,427	135,419
	GE HealthCare Technologies Inc.	1,662,111	135,030
	Revvity Inc.	1,078,969	128,171
	Viatris Inc.	10,313,330	102,927
	Royalty Pharma plc Class A	3,276,837	100,730
	Teleflex Inc.	404,025	97,786
	STERIS plc	426,996	96,066
*	Henry Schein Inc.	1,126,805	91,384
*	Avantor Inc.	2,903,457	59,637
			2,287,253
Industrials (16.1%)
	PACCAR Inc.	4,494,867	375,996
	Carrier Global Corp.	7,180,681	356,952
	Rockwell Automation Inc.	988,078	325,522
	Ferguson plc	1,761,294	277,069
	United Rentals Inc.	591,182	263,295
*	Keysight Technologies Inc.	1,532,231	256,572
	Fortive Corp.	3,040,996	227,375
	Global Payments Inc.	2,253,175	221,983
	Dover Corp.	1,202,911	177,610
	Westinghouse Air Brake Technologies Corp.	1,547,115	169,672
	Expeditors International of Washington Inc.	1,314,210	159,190
	Otis Worldwide Corp.	1,777,409	158,207
	Cummins Inc.	608,808	149,255
	Snap-on Inc.	455,279	131,207
	Jacobs Solutions Inc.	1,091,079	129,718
	DuPont de Nemours Inc.	1,776,688	126,927
	Synchrony Financial	3,686,308	125,040
	Stanley Black & Decker Inc.	1,317,260	123,440
	Textron Inc.	1,734,711	117,318
	Ingersoll Rand Inc.	1,739,723	113,708
	Packaging Corp. of America	773,559	102,234
	CH Robinson Worldwide Inc.	1,001,532	94,495
	Crown Holdings Inc.	1,033,051	89,741
	Ball Corp.	1,352,818	78,748
	Hubbell Inc. Class B	230,489	76,421
	Masco Corp.	968,010	55,544
	Westrock Co.	1,100,881	32,003
			4,515,242
Real Estate (10.1%)
	Digital Realty Trust Inc.	2,505,995	285,358
	VICI Properties Inc. Class A	8,637,826	271,487
	AvalonBay Communities Inc.	1,221,389	231,172
	Weyerhaeuser Co.	6,298,769	211,072
*	CBRE Group Inc. Class A	2,539,942	204,999
	Equity Residential	3,096,161	204,254
	Alexandria Real Estate Equities Inc.	1,488,171	168,892
	Ventas Inc.	3,441,021	162,657
	Simon Property Group Inc.	1,335,982	154,279
	Mid-America Apartment Communities Inc.	1,003,444	152,383
	Iron Mountain Inc.	2,508,394	142,527
	Essex Property Trust Inc.	552,056	129,347
	WP Carey Inc.	1,839,808	124,297
	UDR Inc.	2,831,392	121,637
	Healthpeak Properties Inc.	4,705,030	94,571
	Host Hotels & Resorts Inc.	3,058,891	51,481
	Camden Property Trust	459,172	49,990
	Regency Centers Corp.	735,437	45,428
	Boston Properties Inc.	606,671	34,938
			2,840,769
		Shares	Market Value• ($000)
Technology (5.1%)
	Corning Inc.	6,581,047	230,600
	CDW Corp.	1,159,349	212,740
	Hewlett Packard Enterprise Co.	11,146,247	187,257
	NetApp Inc.	1,839,864	140,566
	HP Inc.	3,813,797	117,122
	SS&C Technologies Holdings Inc.	1,821,410	110,377
	Seagate Technology Holdings plc	1,692,151	104,693
*	Western Digital Corp.	2,751,935	104,381
	Gen Digital Inc.	4,672,807	86,681
*	Qorvo Inc.	849,256	86,650
	Leidos Holdings Inc.	589,901	52,194
			1,433,261
Telecommunications (0.1%)
	Juniper Networks Inc.	1,383,063	43,331
Utilities (13.0%)
*	PG&E Corp.	20,211,791	349,260
	Consolidated Edison Inc.	2,980,666	269,452
	Constellation Energy Corp.	2,809,753	257,233
	WEC Energy Group Inc.	2,713,166	239,410
	American Water Works Co. Inc.	1,674,213	238,994
	Edison International	3,294,183	228,781
	Eversource Energy	3,000,496	212,795
	Ameren Corp.	2,257,656	184,383
	FirstEnergy Corp.	4,680,801	181,990
	Entergy Corp.	1,818,717	177,089
	DTE Energy Co.	1,595,540	175,541
	PPL Corp.	6,339,683	167,748
	CenterPoint Energy Inc.	5,413,997	157,818
	CMS Energy Corp.	2,508,665	147,384
	Public Service Enterprise Group Inc.	2,145,890	134,354
	AES Corp.	5,757,264	119,348
	Evergy Inc.	1,974,707	115,362
	Alliant Energy Corp.	2,162,256	113,475
	NiSource Inc.	3,552,965	97,174
	Vistra Corp.	1,604,281	42,112
	Avangrid Inc.	665,416	25,073
			3,634,776
Total Common Stocks (Cost $22,072,611)			28,007,368
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 5.150% (Cost $75,145)	751,760	75,161
Total Investments (100.2%) (Cost $22,147,756)			28,082,529
Other Assets and Liabilities—Net (-0.2%)			(44,844)
Net Assets (100%)			28,037,685
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $68,254,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $76,368,000 was received for securities on loan, of which $75,155,000 is held in Vanguard Market Liquidity Fund and $1,213,000 is held in cash.

78

Mid-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	30	6,732	148
E-mini S&P Mid-Cap 400 Index	September 2023	102	26,970	720
				868

See accompanying Notes, which are an integral part of the Financial Statements.
79

Mid-Cap Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $22,072,611)	28,007,368
Affiliated Issuers (Cost $75,145)	75,161
Total Investments in Securities	28,082,529
Investment in Vanguard	923
Cash	1,213
Cash Collateral Pledged—Futures Contracts	1,810
Receivables for Investment Securities Sold	2,619
Receivables for Accrued Income	55,505
Receivables for Capital Shares Issued	7,742
Variation Margin Receivable—Futures Contracts	247
Total Assets	28,152,588
Liabilities
Due to Custodian	6,605
Payables for Investment Securities Purchased	21,504
Collateral for Securities on Loan	76,368
Payables for Capital Shares Redeemed	9,627
Payables to Vanguard	799
Total Liabilities	114,903
Net Assets	28,037,685
1 Includes $68,254,000 of securities on loan.
At June 30, 2023, net assets consisted of:

Paid-in Capital	26,028,760
Total Distributable Earnings (Loss)	2,008,925
Net Assets	28,037,685

Investor Shares—Net Assets
Applicable to 755,756 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,190
Net Asset Value Per Share—Investor Shares	$54.50

ETF Shares—Net Assets
Applicable to 116,904,245 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,180,945
Net Asset Value Per Share—ETF Shares	$138.41

Admiral Shares—Net Assets
Applicable to 164,785,513 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,815,550
Net Asset Value Per Share—Admiral Shares	$71.70

See accompanying Notes, which are an integral part of the Financial Statements.
80

Mid-Cap Value Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends	313,293
Interest[1]	224
Securities Lending—Net	3,585
Total Income	317,102
Expenses
The Vanguard Group—Note B
Investment Advisory Services	316
Management and Administrative—Investor Shares	36
Management and Administrative—ETF Shares	4,449
Management and Administrative—Admiral Shares	3,436
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	449
Marketing and Distribution—Admiral Shares	363
Custodian Fees	148
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	396
Shareholders’ Reports—Admiral Shares	88
Trustees’ Fees and Expenses	7
Other Expenses	13
Total Expenses	9,703
Expenses Paid Indirectly	(8)
Net Expenses	9,695
Net Investment Income	307,407
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	8,514
Futures Contracts	1,580
Swap Contracts	1,729
Realized Net Gain (Loss)	11,823
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	602,154
Futures Contracts	1,258
Swap Contracts	1,443
Change in Unrealized Appreciation (Depreciation)	604,855
Net Increase (Decrease) in Net Assets Resulting from Operations	924,085
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $187,000, $1,000, and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $676,105,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
81

Mid-Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	307,407	625,353
Realized Net Gain (Loss)	11,823	1,031,827
Change in Unrealized Appreciation (Depreciation)	604,855	(4,126,567)
Net Increase (Decrease) in Net Assets Resulting from Operations	924,085	(2,469,387)
Distributions
Investor Shares	(428)	(970)
ETF Shares	(171,472)	(356,532)
Admiral Shares	(125,159)	(267,459)
Total Distributions	(297,059)	(624,961)
Capital Share Transactions
Investor Shares	(4,245)	(7,678)
ETF Shares	(174,297)	1,666,234
Admiral Shares	(189,925)	(147,140)
Net Increase (Decrease) from Capital Share Transactions	(368,467)	1,511,416
Total Increase (Decrease)	258,559	(1,582,932)
Net Assets
Beginning of Period	27,779,126	29,362,058
End of Period	28,037,685	27,779,126

See accompanying Notes, which are an integral part of the Financial Statements.
82

Mid-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$53.27	$59.16	$46.83	$46.96	$37.50	$43.89
Investment Operations
Net Investment Income[1]	.558	1.129	1.006	1.048[2]	.808	1.001[3]
Net Realized and Unrealized Gain (Loss) on Investments	1.213	(5.876)	12.311	(.122)	9.566	(6.415)
Total from Investment Operations	1.771	(4.747)	13.317	.926	10.374	(5.414)
Distributions
Dividends from Net Investment Income	(.541)	(1.143)	(.987)	(1.056)	(.914)	(.976)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.541)	(1.143)	(.987)	(1.056)	(.914)	(.976)
Net Asset Value, End of Period	$54.50	$53.27	$59.16	$46.83	$46.96	$37.50
Total Return[4]	3.38%	-8.00%	28.59%	2.43%	27.82%	-12.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41	$45	$57	$43	$52	$508
Ratio of Total Expenses to Average Net Assets	0.19%[5]	0.19%[5]	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.18%	2.05%	1.83%	2.58%[2]	1.90%	2.29%[3]
Portfolio Turnover Rate[6]	9%	18%	17%	39%	17%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.142 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.111 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
83

Mid-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$135.28	$150.26	$118.93	$119.27	$95.22	$111.47
Investment Operations
Net Investment Income[1]	1.503	3.091	2.744	2.781[2]	2.497	2.645[3]
Net Realized and Unrealized Gain (Loss) on Investments	3.085	(14.996)	31.258	(.310)	23.996	(16.278)
Total from Investment Operations	4.588	(11.905)	34.002	2.471	26.493	(13.633)
Distributions
Dividends from Net Investment Income	(1.458)	(3.075)	(2.672)	(2.811)	(2.443)	(2.617)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.458)	(3.075)	(2.672)	(2.811)	(2.443)	(2.617)
Net Asset Value, End of Period	$138.41	$135.28	$150.26	$118.93	$119.27	$95.22
Total Return	3.46%	-7.88%	28.74%	2.50%	27.98%	-12.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,181	$15,995	$16,086	$11,061	$10,339	$7,898
Ratio of Total Expenses to Average Net Assets	0.07%[4]	0.07%[4]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.31%	2.22%	1.96%	2.69%[2]	2.26%	2.41%[3]
Portfolio Turnover Rate[5]	9%	18%	17%	39%	17%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.362 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.282 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
84

Mid-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$70.08	$77.84	$61.61	$61.79	$49.33	$57.74
Investment Operations
Net Investment Income[1]	.776	1.586	1.413	1.438[2]	1.303	1.385[3]
Net Realized and Unrealized Gain (Loss) on Investments	1.599	(7.753)	16.201	(.162)	12.422	(8.439)
Total from Investment Operations	2.375	(6.167)	17.614	1.276	13.725	(7.054)
Distributions
Dividends from Net Investment Income	(.755)	(1.593)	(1.384)	(1.456)	(1.265)	(1.356)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.755)	(1.593)	(1.384)	(1.456)	(1.265)	(1.356)
Net Asset Value, End of Period	$71.70	$70.08	$77.84	$61.61	$61.79	$49.33
Total Return[4]	3.45%	-7.90%	28.76%	2.54%	27.99%	-12.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,816	$11,740	$13,218	$10,092	$11,148	$7,738
Ratio of Total Expenses to Average Net Assets	0.07%[5]	0.07%[5]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.30%	2.19%	1.95%	2.69%[2]	2.28%	2.41%[3]
Portfolio Turnover Rate[6]	9%	18%	17%	39%	17%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.187 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.146 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
85

Mid-Cap Value Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund
86

Mid-Cap Value Index Fund
under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open total return swap contracts at June 30, 2023.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the
87

Mid-Cap Value Index Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $923,000, representing less than 0.01% of the fund’s net assets and 0.37% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
88

Mid-Cap Value Index Fund
E.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	22,181,076
Gross Unrealized Appreciation	6,999,426
Gross Unrealized Depreciation	(1,097,105)
Net Unrealized Appreciation (Depreciation)	5,902,321
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $3,906,033,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2023, the fund purchased $4,094,244,000 of investment securities and sold $4,357,236,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,668,756,000 and $1,914,601,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $316,487,000 and sales were $565,862,000, resulting in net realized loss of $315,276,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	2,669	50	9,543	172
Issued in Lieu of Cash Distributions	428	8	970	18
Redeemed	(7,342)	(137)	(18,191)	(326)
Net Increase (Decrease)—Investor Shares	(4,245)	(79)	(7,678)	(136)
ETF Shares
Issued	1,737,026	12,995	6,026,513	43,603
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,911,323)	(14,325)	(4,360,279)	(32,425)
Net Increase (Decrease)—ETF Shares	(174,297)	(1,330)	1,666,234	11,178
Admiral Shares
Issued	901,759	12,775	2,265,008	31,170
Issued in Lieu of Cash Distributions	111,189	1,636	237,416	3,400
Redeemed	(1,202,873)	(17,143)	(2,649,564)	(36,866)
Net Increase (Decrease)—Admiral Shares	(189,925)	(2,732)	(147,140)	(2,296)
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
89

Mid-Cap Value Index Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
90

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
91

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q982 082023

Semiannual Report   |   June 30, 2023
Vanguard U.S. Stock Index Funds Large-Capitalization Portfolios
Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund

Contents
About Your Fund’s Expenses	1
Growth Index Fund	3
Value Index Fund	23
Large-Cap Index Fund	46
Trustees Approve Advisory Arrangements	69
Liquidity Risk Management	71

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2023
	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,331.30	$0.98
ETF Shares	1,000.00	1,332.10	0.23
Admiral™ Shares	1,000.00	1,332.00	0.29
Institutional Shares	1,000.00	1,332.10	0.23
Value Index Fund
Investor Shares	$1,000.00	$1,024.90	$0.85
ETF Shares	1,000.00	1,025.50	0.20
Admiral Shares	1,000.00	1,025.30	0.25
Institutional Shares	1,000.00	1,025.40	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,171.90	$0.92
ETF Shares	1,000.00	1,172.80	0.22
Admiral Shares	1,000.00	1,172.70	0.27
Institutional Shares	1,000.00	1,172.80	0.22
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Value Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares and 0.04% for Institutional Shares; for the Value Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares and 0.04% for Institutional Shares; and for the Large-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Growth Index Fund
Fund Allocation
As of June 30, 2023
Basic Materials	1.4%
Consumer Discretionary	21.2
Consumer Staples	0.8
Energy	1.4
Financials	2.3
Health Care	8.4
Industrials	9.3
Real Estate	2.0
Technology	52.0
Telecommunications	1.0
Utilities	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.4%)
	Linde plc	4,170,427	1,589,266
	Ecolab Inc.	2,179,840	406,954
	Fastenal Co.	4,854,555	286,370
	Albemarle Corp.	998,527	222,762
			2,505,352
Consumer Discretionary (21.2%)
*	Amazon.com Inc.	74,190,829	9,671,516
*	Tesla Inc.	22,918,089	5,999,268
	Home Depot Inc.	8,552,365	2,656,707
	Costco Wholesale Corp.	3,772,576	2,031,079
	McDonald's Corp.	6,210,802	1,853,365
*	Netflix Inc.	3,681,666	1,621,737
*	Walt Disney Co.	15,544,842	1,387,843
	NIKE Inc. Class B	10,480,907	1,156,778
	Starbucks Corp.	9,752,468	966,079
*	Booking Holdings Inc.	314,189	848,414
	TJX Cos. Inc.	9,796,239	830,623
*	Uber Technologies Inc.	16,357,421	706,150
	Lowe's Cos. Inc.	2,516,901	568,065
*	Chipotle Mexican Grill Inc. Class A	234,689	502,000
*	O'Reilly Automotive Inc.	517,825	494,678
*	Airbnb Inc. Class A	3,157,453	404,659
	Marriott International Inc. Class A	2,193,483	402,921
*	AutoZone Inc.	156,516	390,251
*	Lululemon Athletica Inc.	987,613	373,812
	Estee Lauder Cos. Inc. Class A	1,775,439	348,661
*	Copart Inc.	3,649,284	332,851
	Yum! Brands Inc.	2,382,858	330,145
	Hilton Worldwide Holdings Inc.	2,251,735	327,740
	Ross Stores Inc.	2,910,198	326,320
	Dollar General Corp.	1,864,225	316,508
	Electronic Arts Inc.	2,320,314	300,945
*	Trade Desk Inc. Class A	3,762,586	290,547
*	Activision Blizzard Inc.	3,177,550	267,867
*	Aptiv plc	2,301,960	235,007
*	Take-Two Interactive Software Inc.	1,436,102	211,337
	Tractor Supply Co.	931,611	205,979
*	Ulta Beauty Inc.	426,779	200,840
		Shares	Market Value• ($000)
*	Las Vegas Sands Corp.	2,924,233	169,606
*	Expedia Group Inc.	1,212,473	132,632
*	Roblox Corp. Class A	3,100,622	124,955
*	Live Nation Entertainment Inc.	1,368,259	124,662
	Domino's Pizza Inc.	300,467	101,254
*	Royal Caribbean Cruises Ltd.	924,215	95,878
	Rollins Inc.	2,094,861	89,723
*	Etsy Inc.	1,048,815	88,740
*	Burlington Stores Inc.	552,444	86,949
	Pool Corp.	157,681	59,074
	MGM Resorts International	1,237,424	54,348
*	Caesars Entertainment Inc.	869,287	44,308
	Vail Resorts Inc.	171,451	43,165
*	Chewy Inc. Class A	790,676	31,208
	Warner Music Group Corp. Class A	999,693	26,082
*	Endeavor Group Holdings Inc. Class A	637,744	15,255
			37,848,531
Consumer Staples (0.8%)
*	Monster Beverage Corp.	6,233,168	358,033
	Hershey Co.	1,253,067	312,891
	Colgate-Palmolive Co.	3,526,685	271,696
	Church & Dwight Co. Inc.	2,078,978	208,376
	Brown-Forman Corp. Class B	2,632,571	175,803
	Lamb Weston Holdings Inc.	619,134	71,169
	Brown-Forman Corp. Class A	434,949	29,607
			1,427,575
Energy (1.4%)
	Pioneer Natural Resources Co.	1,988,317	411,940
	Hess Corp.	2,351,096	319,632
	Cheniere Energy Inc.	1,963,819	299,207
	Schlumberger NV	6,063,607	297,844
	Diamondback Energy Inc.	1,541,306	202,466
*	Enphase Energy Inc.	1,166,338	195,338
*	First Solar Inc.	863,867	164,213
4

Growth Index Fund
		Shares	Market Value• ($000)
	Coterra Energy Inc.	6,118,236	154,791
	Baker Hughes Co. Class A	4,303,810	136,043
	Halliburton Co.	3,451,943	113,880
	EQT Corp.	1,537,413	63,234
	Marathon Oil Corp.	2,625,747	60,445
	Texas Pacific Land Corp.	26,162	34,442
*,1	Plug Power Inc.	2,553,426	26,530
			2,480,005
Financials (2.3%)
	S&P Global Inc.	2,729,143	1,094,086
	Aon plc Class A (XNYS)	1,650,378	569,711
	Blackstone Inc.	6,005,738	558,353
	Moody's Corp.	1,326,753	461,339
	MSCI Inc. Class A	647,108	303,681
	Apollo Global Management Inc.	3,379,752	259,599
	Broadridge Financial Solutions Inc.	1,003,126	166,148
	LPL Financial Holdings Inc.	660,408	143,593
	Ares Management Corp. Class A	1,365,863	131,601
	FactSet Research Systems Inc.	325,808	130,535
*,1	Coinbase Global Inc. Class A	1,271,185	90,953
	MarketAxess Holdings Inc.	320,275	83,726
	Tradeweb Markets Inc. Class A	975,441	66,798
	Brown & Brown Inc.	964,690	66,409
	Interactive Brokers Group Inc. Class A	415,929	34,551
			4,161,083
Health Care (8.4%)
	Eli Lilly & Co.	7,267,854	3,408,478
	Thermo Fisher Scientific Inc.	3,281,183	1,711,957
*	Intuitive Surgical Inc.	2,980,899	1,019,289
	Stryker Corp.	2,906,481	886,738
*	Vertex Pharmaceuticals Inc.	2,191,227	771,115
	Danaher Corp.	2,825,028	678,007
*	Boston Scientific Corp.	12,435,732	672,649
	Zoetis Inc.	3,537,547	609,201
*	Edwards Lifesciences Corp.	5,156,635	486,425
*	DexCom Inc.	3,297,461	423,757
*	IQVIA Holdings Inc.	1,578,557	354,812
*	IDEXX Laboratories Inc.	706,175	354,662
*	Moderna Inc.	2,756,628	334,930
*	Regeneron Pharmaceuticals Inc.	436,012	313,292
	Agilent Technologies Inc.	2,509,889	301,814
	ResMed Inc.	1,250,183	273,165
*	Illumina Inc.	1,345,239	252,219
*	Veeva Systems Inc. Class A	1,239,793	245,144
	West Pharmaceutical Services Inc.	631,248	241,434
		Shares	Market Value• ($000)
*	Seagen Inc.	1,196,726	230,322
*	Align Technology Inc.	618,047	218,566
*	Alnylam Pharmaceuticals Inc.	1,058,794	201,107
*	Horizon Therapeutics plc	1,943,852	199,925
*	Insulet Corp.	592,579	170,864
	Cooper Cos. Inc.	420,487	161,227
*	BioMarin Pharmaceutical Inc.	1,595,944	138,337
*	Incyte Corp.	1,612,287	100,365
	STERIS plc	422,075	94,959
*	Bio-Rad Laboratories Inc. Class A	177,329	67,229
*	Avantor Inc.	2,870,260	58,955
*	Charles River Laboratories International Inc.	108,819	22,879
*	Catalent Inc.	363,744	15,772
*,2	ABIOMED Inc. CVR	15	—
			15,019,595
Industrials (9.3%)
	Visa Inc. Class A	13,320,745	3,163,410
	Mastercard Inc. Class A	7,198,041	2,830,990
	Accenture plc Class A	5,372,496	1,657,845
*	Boeing Co.	5,117,714	1,080,656
	Automatic Data Processing Inc.	3,514,701	772,496
*	PayPal Holdings Inc.	9,489,764	633,252
*	Fiserv Inc.	4,989,750	629,457
	Union Pacific Corp.	2,592,975	530,575
	Sherwin-Williams Co.	1,974,237	524,199
	TransDigm Group Inc.	443,917	396,937
	Cintas Corp.	735,423	365,564
	Rockwell Automation Inc.	977,362	321,992
	Old Dominion Freight Line Inc.	839,109	310,261
	Paychex Inc.	2,760,489	308,816
*	Block Inc. (XNYS)	4,630,630	308,261
	WW Grainger Inc.	384,170	302,953
	Verisk Analytics Inc. Class A	1,232,001	278,469
	Vulcan Materials Co.	1,132,354	255,278
*	Keysight Technologies Inc.	1,515,838	253,827
*	Mettler-Toledo International Inc.	187,391	245,790
	Equifax Inc.	1,043,659	245,573
	Quanta Services Inc.	1,235,434	242,701
*	Teledyne Technologies Inc.	399,999	164,444
*	Waters Corp.	501,924	133,783
	JB Hunt Transport Services Inc.	704,995	127,625
	Martin Marietta Materials Inc.	263,576	121,690
*	Bill Holdings Inc.	858,420	100,306
	HEICO Corp. Class A	630,755	88,684
*	Zebra Technologies Corp. Class A	218,650	64,683
	HEICO Corp.	348,077	61,589
*	Trimble Inc.	1,053,324	55,763

5

Growth Index Fund
		Shares	Market Value• ($000)
	Jack Henry & Associates Inc.	309,828	51,843
			16,629,712
Real Estate (2.0%)
	American Tower Corp.	3,965,003	768,973
	Equinix Inc.	795,709	623,788
	Public Storage	1,346,058	392,887
	Welltower Inc.	4,229,233	342,103
*	CoStar Group Inc.	3,476,041	309,368
	SBA Communications Corp. Class A	922,026	213,689
	Crown Castle Inc.	1,843,791	210,082
	Invitation Homes Inc.	5,208,723	179,180
	Realty Income Corp.	2,861,959	171,116
	Sun Communities Inc.	1,057,785	137,999
*	Zillow Group Inc. Class C	1,306,198	65,649
	UDR Inc.	1,399,415	60,119
	Camden Property Trust	453,900	49,416
*	Zillow Group Inc. Class A	339,738	16,715
			3,541,084
Technology (51.9%)
	Apple Inc.	127,110,633	24,655,650
	Microsoft Corp.	63,252,418	21,539,978
	NVIDIA Corp.	19,986,689	8,454,769
*	Alphabet Inc. Class A	50,536,760	6,049,250
*	Meta Platforms Inc. Class A	18,818,491	5,400,531
*	Alphabet Inc. Class C	42,475,770	5,138,294
*	Adobe Inc.	3,902,126	1,908,101
*	Salesforce Inc.	8,081,577	1,707,314
*	Advanced Micro Devices Inc.	13,699,116	1,560,466
	Texas Instruments Inc.	7,721,045	1,389,943
	Applied Materials Inc.	7,189,266	1,039,137
	Intuit Inc.	2,263,435	1,037,083
*	ServiceNow Inc.	1,733,292	974,058
	Lam Research Corp.	1,142,895	734,721
*	Palo Alto Networks Inc.	2,601,530	664,717
	KLA Corp.	1,166,936	565,987
	QUALCOMM Inc.	4,739,137	564,147
*	Synopsys Inc.	1,294,259	563,533
*	Cadence Design Systems Inc.	2,319,445	543,956
	Roper Technologies Inc.	906,760	435,970
	Marvell Technology Inc.	7,289,005	435,737
	Amphenol Corp. Class A	5,064,340	430,216
*	Fortinet Inc.	5,677,619	429,171
	Microchip Technology Inc.	4,659,971	417,487
*	Snowflake Inc. Class A	2,349,984	413,550
*	Workday Inc. Class A	1,735,445	392,020
*	Autodesk Inc.	1,827,154	373,854
*	Crowdstrike Holdings Inc. Class A	1,811,636	266,075
*	ANSYS Inc.	737,488	243,570
*	MongoDB Inc. Class A	570,237	234,362
*	Gartner Inc.	639,025	223,857
		Shares	Market Value• ($000)
*	Palantir Technologies Inc. Class A	14,566,364	223,302
*	Datadog Inc. Class A	2,269,040	223,228
*	Atlassian Corp. Ltd. Class A	1,292,515	216,897
*	HubSpot Inc.	400,957	213,345
	Monolithic Power Systems Inc.	383,434	207,143
*	DoorDash Inc. Class A	2,454,983	187,610
*	ON Semiconductor Corp.	1,836,009	173,650
*	VeriSign Inc.	752,299	169,997
*	Cloudflare Inc. Class A	2,338,552	152,871
	Skyworks Solutions Inc.	1,353,198	149,786
*	Splunk Inc.	1,407,761	149,349
*	Tyler Technologies Inc.	356,493	148,469
	Teradyne Inc.	1,318,192	146,754
	Paycom Software Inc.	435,763	139,985
*	Pinterest Inc. Class A	5,053,267	138,156
*	Zoom Video Communications Inc. Class A	1,891,433	128,390
*	EPAM Systems Inc.	492,354	110,657
*	Zscaler Inc.	740,368	108,316
	Bentley Systems Inc. Class B	1,916,685	103,942
*	Snap Inc. Class A	8,607,575	101,914
*	Match Group Inc.	2,367,656	99,086
*	GoDaddy Inc. Class A	1,311,119	98,504
*	Twilio Inc. Class A	1,482,127	94,293
*,1	Unity Software Inc.	2,092,767	90,868
*	Okta Inc.	1,309,305	90,800
*	DocuSign Inc. Class A	1,720,286	87,889
*	ZoomInfo Technologies Inc. Class A	2,907,746	73,828
*	Toast Inc. Class A	1,468,726	33,149
*	Black Knight Inc.	300,290	17,936
			92,667,618
Telecommunications (0.9%)
*	T-Mobile US Inc.	5,104,183	708,971
*	Arista Networks Inc.	1,967,076	318,784
*	Charter Communications Inc. Class A	832,763	305,932
	Motorola Solutions Inc.	713,010	209,112
*	Liberty Broadband Corp. Class C	1,018,439	81,587
*	Roku Inc.	524,525	33,549
*	Liberty Broadband Corp. Class A	138,212	11,020
			1,668,955
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,191,327	313,206
Total Common Stocks (Cost $87,833,617)			178,262,716

6

Growth Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 5.150% (Cost $364,111)	3,642,167	364,144
Total Investments (100.0%) (Cost $88,197,728)			178,626,860
Other Assets and Liabilities—Net (0.0%)			(8,110)
Net Assets (100%)			178,618,750
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $77,383,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $80,497,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	881	197,707	4,108

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Netflix Inc.	8/31/23	BANA	44,049	(5.072)	—	(167)
Visa Inc. Class A	8/31/23	BANA	105,679	(4.972)	—	(207)
					—	(374)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At June 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $9,220,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $87,833,617)	178,262,716
Affiliated Issuers (Cost $364,111)	364,144
Total Investments in Securities	178,626,860
Investment in Vanguard	5,904
Cash	5,999
Cash Collateral Pledged—Futures Contracts	9,875
Receivables for Investment Securities Sold	12,104
Receivables for Accrued Income	32,357
Receivables for Capital Shares Issued	89,708
Variation Margin Receivable—Futures Contracts	2,313
Total Assets	178,785,120
Liabilities
Payables for Investment Securities Purchased	1,512
Collateral for Securities on Loan	80,497
Payables for Capital Shares Redeemed	80,829
Payables to Vanguard	3,158
Unrealized Depreciation—Over-the-Counter Swap Contracts	374
Total Liabilities	166,370
Net Assets	178,618,750
1 Includes $77,383,000 of securities on loan.
8

Growth Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	93,781,172
Total Distributable Earnings (Loss)	84,837,578
Net Assets	178,618,750

Investor Shares—Net Assets
Applicable to 2,691,838 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	392,310
Net Asset Value Per Share—Investor Shares	$145.74

ETF Shares—Net Assets
Applicable to 327,482,382 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	92,678,229
Net Asset Value Per Share—ETF Shares	$283.00

Admiral Shares—Net Assets
Applicable to 417,387,306 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	60,803,347
Net Asset Value Per Share—Admiral Shares	$145.68

Institutional Shares—Net Assets
Applicable to 169,853,846 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,744,864
Net Asset Value Per Share—Institutional Shares	$145.68

See accompanying Notes, which are an integral part of the Financial Statements.
9

Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	534,203
Interest[2]	6,812
Securities Lending—Net	1,947
Total Income	542,962
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,782
Management and Administrative—Investor Shares	279
Management and Administrative—ETF Shares	11,961
Management and Administrative—Admiral Shares	10,641
Management and Administrative—Institutional Shares	3,589
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—ETF Shares	1,919
Marketing and Distribution—Admiral Shares	1,424
Marketing and Distribution—Institutional Shares	316
Custodian Fees	421
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	832
Shareholders’ Reports—Admiral Shares	235
Shareholders’ Reports—Institutional Shares	49
Trustees’ Fees and Expenses	40
Other Expenses	13
Total Expenses	33,511
Expenses Paid Indirectly	(13)
Net Expenses	33,498
Net Investment Income	509,464
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,944,581
Futures Contracts	11,614
Swap Contracts	25,261
Foreign Currencies	2
Realized Net Gain (Loss)	1,981,458
10

Growth Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	41,860,542
Futures Contracts	4,908
Swap Contracts	(152)
Change in Unrealized Appreciation (Depreciation)	41,865,298
Net Increase (Decrease) in Net Assets Resulting from Operations	44,356,220
1	Dividends are net of foreign withholding taxes of $167,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,605,000, $29,000, and ($28,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $3,571,288,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	509,464	943,411
Realized Net Gain (Loss)	1,981,458	875,348
Change in Unrealized Appreciation (Depreciation)	41,865,298	(64,902,246)
Net Increase (Decrease) in Net Assets Resulting from Operations	44,356,220	(63,083,487)
Distributions
Investor Shares	(1,004)	(2,025)
ETF Shares	(275,215)	(458,691)
Admiral Shares	(177,339)	(312,198)
Institutional Shares	(73,423)	(128,919)
Total Distributions	(526,981)	(901,833)
Capital Share Transactions
Investor Shares	(56,716)	(141,965)
ETF Shares	1,737,584	9,337,505
Admiral Shares	601,725	(199,354)
Institutional Shares	202,997	35,988
Net Increase (Decrease) from Capital Share Transactions	2,485,590	9,032,174
Total Increase (Decrease)	46,314,829	(54,953,146)
Net Assets
Beginning of Period	132,303,921	187,257,067
End of Period	178,618,750	132,303,921

See accompanying Notes, which are an integral part of the Financial Statements.
12

Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$109.76	$165.20	$130.50	$93.87	$69.10	$72.36
Investment Operations
Net Investment Income[1]	.340	.638	.565	.728	.746	.823
Net Realized and Unrealized Gain (Loss) on Investments	35.991	(55.480)	34.731	36.631	24.802	(3.271)
Total from Investment Operations	36.331	(54.842)	35.296	37.359	25.548	(2.448)
Distributions
Dividends from Net Investment Income	(.351)	(.598)	(.596)	(.729)	(.778)	(.812)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.351)	(.598)	(.596)	(.729)	(.778)	(.812)
Net Asset Value, End of Period	$145.74	$109.76	$165.20	$130.50	$93.87	$69.10
Total Return[2]	33.13%	-33.22%	27.10%	40.01%	37.08%	-3.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$392	$345	$692	$750	$572	$2,654
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.55%	0.50%	0.39%	0.69%	0.92%	1.08%
Portfolio Turnover Rate[4]	3%	5%	8%	6%	11%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$213.14	$320.83	$253.44	$182.31	$134.21	$140.55
Investment Operations
Net Investment Income[1]	.816	1.584	1.483	1.683	1.773	1.807
Net Realized and Unrealized Gain (Loss) on Investments	69.885	(107.775)	67.447	71.131	48.065	(6.373)
Total from Investment Operations	70.701	(106.191)	68.930	72.814	49.838	(4.566)
Distributions
Dividends from Net Investment Income	(.841)	(1.499)	(1.540)	(1.684)	(1.738)	(1.774)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.841)	(1.499)	(1.540)	(1.684)	(1.738)	(1.774)
Net Asset Value, End of Period	$283.00	$213.14	$320.83	$253.44	$182.31	$134.21
Total Return	33.21%	-33.13%	27.26%	40.16%	37.26%	-3.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92,678	$68,198	$90,506	$68,474	$46,481	$32,489
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	0.68%	0.64%	0.52%	0.81%	1.09%	1.21%
Portfolio Turnover Rate[3]	3%	5%	8%	6%	11%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$109.72	$165.15	$130.46	$93.84	$69.09	$72.35
Investment Operations
Net Investment Income[1]	.414	.799	.748	.855	.907	.921
Net Realized and Unrealized Gain (Loss) on Investments	35.973	(55.471)	34.720	36.621	24.728	(3.274)
Total from Investment Operations	36.387	(54.672)	35.468	37.476	25.635	(2.353)
Distributions
Dividends from Net Investment Income	(.427)	(.758)	(.778)	(.856)	(.885)	(.907)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.427)	(.758)	(.778)	(.856)	(.885)	(.907)
Net Asset Value, End of Period	$145.68	$109.72	$165.15	$130.46	$93.84	$69.09
Total Return[2]	33.20%	-33.14%	27.26%	40.19%	37.23%	-3.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$60,803	$45,295	$68,372	$53,928	$38,103	$25,609
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	0.67%	0.63%	0.51%	0.80%	1.08%	1.20%
Portfolio Turnover Rate[4]	3%	5%	8%	6%	11%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$109.72	$165.16	$130.47	$93.85	$69.09	$72.35
Investment Operations
Net Investment Income[1]	.420	.812	.762	.867	.912	.928
Net Realized and Unrealized Gain (Loss) on Investments	35.973	(55.481)	34.721	36.620	24.742	(3.274)
Total from Investment Operations	36.393	(54.669)	35.483	37.487	25.654	(2.346)
Distributions
Dividends from Net Investment Income	(.433)	(.771)	(.793)	(.867)	(.894)	(.914)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.433)	(.771)	(.793)	(.867)	(.894)	(.914)
Net Asset Value, End of Period	$145.68	$109.72	$165.16	$130.47	$93.85	$69.09
Total Return	33.21%	-33.14%	27.27%	40.20%	37.26%	-3.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,745	$18,465	$27,688	$22,582	$16,426	$12,400
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	0.68%	0.64%	0.52%	0.82%	1.09%	1.21%
Portfolio Turnover Rate[3]	3%	5%	8%	6%	11%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Growth Index Fund
Notes to Financial Statements
Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
17

Growth Index Fund
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
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Growth Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
19

Growth Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $5,904,000, representing less than 0.01% of the fund’s net assets and 2.36% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $13,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Growth Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	178,262,716	—	—	178,262,716
Temporary Cash Investments	364,144	—	—	364,144
Total	178,626,860	—	—	178,626,860
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,108	—	—	4,108
Liabilities
Swap Contracts	—	374	—	374
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	88,249,772
Gross Unrealized Appreciation	95,064,829
Gross Unrealized Depreciation	(4,683,633)
Net Unrealized Appreciation (Depreciation)	90,381,196
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $7,485,954,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2023, the fund purchased $12,539,928,000 of investment securities and sold $10,121,713,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,888,842,000 and $5,260,078,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $373,185,000 and sales were $1,859,147,000, resulting in net realized loss of $1,034,621,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Growth Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	27,538	213	44,312	343
Issued in Lieu of Cash Distributions	1,003	8	2,025	17
Redeemed	(85,257)	(670)	(188,302)	(1,408)
Net Increase (Decrease)—Investor Shares	(56,716)	(449)	(141,965)	(1,048)
ETF Shares
Issued	7,082,673	28,316	17,007,616	69,617
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,345,089)	(20,800)	(7,670,111)	(31,750)
Net Increase (Decrease)—ETF Shares	1,737,584	7,516	9,337,505	37,867
Admiral Shares
Issued	3,999,781	31,374	8,117,723	63,614
Issued in Lieu of Cash Distributions	158,523	1,201	277,829	2,333
Redeemed	(3,556,579)	(28,032)	(8,594,906)	(67,109)
Net Increase (Decrease)—Admiral Shares	601,725	4,543	(199,354)	(1,162)
Institutional Shares
Issued	1,498,528	11,741	2,976,818	23,224
Issued in Lieu of Cash Distributions	70,648	535	124,124	1,042
Redeemed	(1,366,179)	(10,717)	(3,064,954)	(23,618)
Net Increase (Decrease)—Institutional Shares	202,997	1,559	35,988	648
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
22

Value Index Fund
Fund Allocation
As of June 30, 2023
Basic Materials	2.2%
Consumer Discretionary	5.9
Consumer Staples	11.1
Energy	7.6
Financials	18.8
Health Care	18.3
Industrials	15.0
Real Estate	3.1
Technology	8.1
Telecommunications	3.8
Utilities	6.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
23

Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.2%)
	Air Products and Chemicals Inc.	1,920,543	575,260
	Freeport-McMoRan Inc.	12,389,470	495,579
	Nucor Corp.	2,171,492	356,081
	Dow Inc.	6,116,973	325,790
	Newmont Corp.	6,863,603	292,801
	LyondellBasell Industries NV Class A	2,250,884	206,699
	International Flavors & Fragrances Inc.	2,205,221	175,514
	Avery Dennison Corp.	696,889	119,725
	CF Industries Holdings Inc.	1,682,231	116,780
	FMC Corp.	1,078,418	112,522
	Mosaic Co.	2,862,780	100,197
	Celanese Corp. Class A	843,565	97,685
	International Paper Co.	3,014,831	95,902
	Eastman Chemical Co.	1,034,899	86,642
	Steel Dynamics Inc.	695,813	75,795
	Westlake Corp.	138,320	16,525
			3,249,497
Consumer Discretionary (5.9%)
	Walmart Inc.	12,825,146	2,015,857
	Lowe's Cos. Inc.	2,560,045	577,802
	Target Corp.	3,989,631	526,232
	Ford Motor Co.	33,961,091	513,831
	General Motors Co.	11,410,855	440,003
	DR Horton Inc.	2,652,362	322,766
	Lennar Corp. Class A	2,274,538	285,022
*	Activision Blizzard Inc.	3,225,364	271,898
*	Delta Air Lines Inc.	5,557,889	264,222
*	Dollar Tree Inc.	1,819,698	261,127
*	Warner Bros Discovery Inc.	18,974,978	237,946
	eBay Inc.	4,624,030	206,648
	Genuine Parts Co.	1,214,419	205,516
	Southwest Airlines Co.	5,142,156	186,198
	Darden Restaurants Inc.	1,044,314	174,484
*	NVR Inc.	26,709	169,619
	Omnicom Group Inc.	1,724,353	164,072
*	Carnival Corp.	8,675,988	163,369
*	United Airlines Holdings Inc.	2,822,090	154,848
	PulteGroup Inc.	1,928,283	149,789
	Best Buy Co. Inc.	1,700,176	139,329
		Shares	Market Value• ($000)
	Garmin Ltd.	1,322,201	137,892
	LKQ Corp.	2,307,505	134,458
*	CarMax Inc.	1,364,886	114,241
*	Rivian Automotive Inc. Class A	6,063,797	101,023
	BorgWarner Inc. (XNYS)	2,035,237	99,543
*	Royal Caribbean Cruises Ltd.	941,271	97,648
	News Corp. Class A	4,288,761	83,631
	Fox Corp. Class A	2,334,070	79,358
[1]	Paramount Global Class B	4,193,002	66,711
	Interpublic Group of Cos. Inc.	1,672,705	64,533
	MGM Resorts International	1,259,695	55,326
*	American Airlines Group Inc.	2,829,547	50,762
*,1	Lucid Group Inc.	6,909,280	47,605
	Fox Corp. Class B	1,104,343	35,218
	VF Corp.	1,519,804	29,013
[1]	Sirius XM Holdings Inc.	5,050,178	22,877
*	Liberty Media Corp.- Liberty SiriusXM Class C	638,760	20,907
	Advance Auto Parts Inc.	257,985	18,136
	Endeavor Group Holdings Inc. Class A	650,222	15,553
*	Liberty Media Corp.- Liberty SiriusXM Class A	344,964	11,318
[1]	Paramount Global Class A	114,903	2,133
	Lennar Corp. Class B	15,603	1,763
	News Corp. Class B	27,910	550
			8,720,777
Consumer Staples (11.0%)
	Procter & Gamble Co.	20,374,754	3,091,665
	PepsiCo Inc.	11,908,912	2,205,769
	Coca-Cola Co.	33,643,592	2,026,017
	Philip Morris International Inc.	13,418,734	1,309,937
	Mondelez International Inc. Class A	11,768,783	858,415
	CVS Health Corp.	11,084,358	766,262
	Altria Group Inc.	15,431,787	699,060
	McKesson Corp.	1,172,576	501,053
	Kimberly-Clark Corp.	2,918,387	402,913
	General Mills Inc.	5,077,429	389,439
24

Value Index Fund
		Shares	Market Value• ($000)
	Archer-Daniels-Midland Co.	4,708,761	355,794
	Constellation Brands Inc. Class A	1,425,126	350,766
	Corteva Inc.	5,835,789	334,391
	Sysco Corp.	4,380,428	325,028
	AmerisourceBergen Corp. Class A	1,484,348	285,633
	Colgate-Palmolive Co.	3,585,401	276,219
	Keurig Dr Pepper Inc.	8,507,392	266,026
	Kraft Heinz Co.	6,904,333	245,104
	Kroger Co.	4,574,785	215,015
	McCormick & Co. Inc.	2,170,209	189,307
	Walgreens Boots Alliance Inc.	6,345,045	180,770
	Clorox Co.	1,068,605	169,951
	Kellogg Co.	2,222,211	149,777
	Conagra Brands Inc.	3,844,911	129,650
	J M Smucker Co.	874,808	129,183
	Tyson Foods Inc. Class A	2,465,734	125,851
	Hormel Foods Corp.	2,375,156	95,529
	Campbell Soup Co.	1,690,912	77,292
	Albertsons Cos. Inc. Class A	2,741,051	59,810
	Molson Coors Beverage Co. Class B	782,008	51,487
			16,263,113
Energy (7.6%)
	Exxon Mobil Corp.	34,951,545	3,748,553
	Chevron Corp.	15,559,991	2,448,365
	ConocoPhillips	10,476,535	1,085,474
	EOG Resources Inc.	5,056,212	578,633
	Marathon Petroleum Corp.	3,668,366	427,732
	Phillips 66	3,985,450	380,132
	Valero Energy Corp.	3,125,750	366,650
	Williams Cos. Inc.	10,533,059	343,694
	Occidental Petroleum Corp.	5,780,426	339,889
	Schlumberger NV	6,160,352	302,597
	Kinder Morgan Inc.	16,468,704	283,591
	Devon Energy Corp.	5,547,265	268,155
	ONEOK Inc.	3,872,783	239,028
	Baker Hughes Co. Class A	4,364,139	137,950
	Halliburton Co.	3,519,429	116,106
	Marathon Oil Corp.	2,675,520	61,590
			11,128,139
Financials (18.8%)
*	Berkshire Hathaway Inc. Class B	15,769,601	5,377,434
	JPMorgan Chase & Co.	25,264,141	3,674,417
	Bank of America Corp.	58,561,524	1,680,130
	Wells Fargo & Co.	32,439,256	1,384,507
	Morgan Stanley	10,827,072	924,632
	Goldman Sachs Group Inc.	2,623,651	846,232
	Marsh & McLennan Cos. Inc.	4,278,554	804,710
	BlackRock Inc.	1,100,237	760,418
	Charles Schwab Corp.	12,999,815	736,830
	Citigroup Inc.	15,989,654	736,164
	Chubb Ltd.	3,579,375	689,244
	Progressive Corp.	5,059,168	669,682
	CME Group Inc.	3,109,653	576,188
		Shares	Market Value• ($000)
	Intercontinental Exchange Inc.	4,838,896	547,182
	US Bancorp	13,254,212	437,919
	PNC Financial Services Group Inc.	3,450,968	434,649
	Arthur J Gallagher & Co.	1,851,080	406,442
	American International Group Inc.	6,255,150	359,921
	Truist Financial Corp.	11,516,506	349,526
	Travelers Cos. Inc.	1,995,785	346,588
	Aflac Inc.	4,697,146	327,861
	KKR & Co. Inc.	5,592,703	313,191
	Ameriprise Financial Inc.	899,727	298,853
	Bank of New York Mellon Corp.	6,307,560	280,813
	MetLife Inc.	4,958,988	280,332
	Prudential Financial Inc.	3,151,450	278,021
	Discover Financial Services	2,197,833	256,817
	Allstate Corp.	2,274,755	248,039
*	Arch Capital Group Ltd.	3,059,796	229,026
	T Rowe Price Group Inc.	1,941,037	217,435
	Willis Towers Watson plc	920,340	216,740
	State Street Corp.	2,744,389	200,834
	Hartford Financial Services Group Inc.	2,681,588	193,128
	M&T Bank Corp.	1,434,509	177,535
	Raymond James Financial Inc.	1,648,507	171,066
	Nasdaq Inc.	3,392,123	169,097
	Principal Financial Group Inc.	2,098,128	159,122
	Fifth Third Bancorp	5,884,983	154,245
*	Markel Group Inc.	109,509	151,471
	Regions Financial Corp.	8,108,808	144,499
	Huntington Bancshares Inc.	12,471,315	134,441
	Cincinnati Financial Corp.	1,357,532	132,115
	Everest Re Group Ltd.	374,643	128,075
	Northern Trust Corp.	1,708,338	126,656
	Cboe Global Markets Inc.	910,804	125,700
	Citizens Financial Group Inc.	3,965,583	103,422
	W R Berkley Corp.	1,697,058	101,077
	Loews Corp.	1,668,961	99,103
	Fidelity National Financial Inc.	2,245,773	80,848
	KeyCorp.	8,126,141	75,086
	Franklin Resources Inc.	2,607,693	69,651
	Annaly Capital Management Inc.	2,135,894	42,739
	Equitable Holdings Inc.	1,527,132	41,477
	Globe Life Inc.	372,386	40,821
	Interactive Brokers Group Inc. Class A	423,950	35,218
*	Berkshire Hathaway Inc. Class A	52	26,926
	Corebridge Financial Inc.	1,392,331	24,589
*,1	Rocket Cos. Inc. Class A	980,749	8,788
			27,607,672

25

Value Index Fund
		Shares	Market Value• ($000)
Health Care (18.3%)
	UnitedHealth Group Inc.	8,049,006	3,868,674
	Johnson & Johnson	22,467,344	3,718,795
	Merck & Co. Inc.	21,937,097	2,531,322
	AbbVie Inc.	15,253,156	2,055,058
	Pfizer Inc.	48,807,478	1,790,258
	Abbott Laboratories	15,031,131	1,638,694
	Bristol-Myers Squibb Co.	18,164,128	1,161,596
	Amgen Inc.	4,619,808	1,025,690
	Medtronic plc	11,499,897	1,013,141
	Elevance Health Inc.	2,049,410	910,532
	Gilead Sciences Inc.	10,796,558	832,091
	Cigna Group	2,557,936	717,757
	Danaher Corp.	2,868,593	688,462
	Becton Dickinson and Co.	2,456,869	648,638
	HCA Healthcare Inc.	1,784,171	541,460
	Humana Inc.	1,080,113	482,951
*	Biogen Inc.	1,251,185	356,400
*	Centene Corp.	4,742,584	319,887
*	Regeneron Pharmaceuticals Inc.	443,222	318,473
	GE Healthcare Inc.	3,345,892	271,820
	Zimmer Biomet Holdings Inc.	1,805,068	262,818
	Cardinal Health Inc.	2,201,692	208,214
	Baxter International Inc.	4,372,388	199,206
	Laboratory Corp. of America Holdings	766,108	184,885
*	Hologic Inc.	2,125,979	172,140
*	Molina Healthcare Inc.	503,830	151,774
	Quest Diagnostics Inc.	967,414	135,980
	Revvity Inc.	1,082,758	128,621
	Viatris Inc.	10,341,688	103,210
	Royalty Pharma plc Class A	3,286,159	101,016
	Teleflex Inc.	407,778	98,694
	STERIS plc	430,433	96,839
*	Henry Schein Inc.	1,137,860	92,280
*	Avantor Inc.	2,923,799	60,055
*	Charles River Laboratories International Inc.	110,726	23,280
*	Catalent Inc.	370,449	16,063
			26,926,774
Industrials (14.9%)
	Raytheon Technologies Corp.	12,630,921	1,237,325
	Honeywell International Inc.	5,755,288	1,194,222
	United Parcel Service Inc. Class B (XNYS)	6,265,811	1,123,147
	Caterpillar Inc.	4,455,137	1,096,186
	General Electric Co.	9,412,319	1,033,943
	Lockheed Martin Corp.	2,189,547	1,008,024
	Deere & Co.	2,305,558	934,189
	American Express Co.	4,817,562	839,219
	Eaton Corp. plc	3,445,098	692,809
	CSX Corp.	17,577,531	599,394
	Illinois Tool Works Inc.	2,234,115	558,886
	Union Pacific Corp.	2,633,702	538,908
	Northrop Grumman Corp.	1,181,653	538,597
	FedEx Corp.	1,955,417	484,748
	3M Co.	4,770,827	477,512
		Shares	Market Value• ($000)
	General Dynamics Corp.	2,135,101	459,367
	Emerson Electric Co.	4,939,748	446,504
	Norfolk Southern Corp.	1,968,352	446,343
	Parker-Hannifin Corp.	1,109,031	432,566
	Johnson Controls International plc	5,768,223	393,047
	PACCAR Inc.	4,519,198	378,031
	Trane Technologies plc	1,971,357	377,042
	Carrier Global Corp.	7,216,109	358,713
	Capital One Financial Corp.	3,133,669	342,729
	AMETEK Inc.	1,990,979	322,300
	L3Harris Technologies Inc.	1,637,587	320,590
	Otis Worldwide Corp.	3,567,175	317,514
	PPG Industries Inc.	2,032,789	301,463
	Cummins Inc.	1,223,801	300,027
	Fidelity National Information Services Inc.	5,109,408	279,485
	Ferguson plc	1,702,373	267,800
	United Rentals Inc.	595,080	265,031
	DuPont de Nemours Inc.	3,574,819	255,385
	Xylem Inc.	2,071,355	233,276
	Ingersoll Rand Inc. (XYNS)	3,500,559	228,797
	Fortive Corp.	3,059,368	228,749
	Global Payments Inc.	2,261,623	222,815
	Dover Corp.	1,209,683	178,610
	Westinghouse Air Brake Technologies Corp.	1,555,188	170,557
	Expeditors International of Washington Inc.	1,320,941	160,006
	Ball Corp.	2,718,805	158,262
*	FleetCor Technologies Inc.	603,787	151,599
	Snap-on Inc.	457,235	131,771
	TransUnion	1,668,287	130,677
	Jacobs Solutions Inc.	1,095,715	130,270
	Synchrony Financial	3,697,604	125,423
	Stanley Black & Decker Inc.	1,322,141	123,898
	Martin Marietta Materials Inc.	268,206	123,828
	Textron Inc.	1,740,882	117,736
	Masco Corp.	1,955,126	112,185
	Packaging Corp. of America	775,747	102,523
	CH Robinson Worldwide Inc.	1,011,598	95,444
	Crown Holdings Inc.	1,043,082	90,612
	Howmet Aerospace Inc.	1,701,824	84,342
	Hubbell Inc. Class B	232,154	76,973
*	Zebra Technologies Corp. Class A	222,906	65,942
*	Trimble Inc.	1,053,537	55,774
	Westrock Co.	1,112,851	32,351
			21,953,466
Real Estate (3.0%)
	Prologis Inc.	7,981,318	978,749
	Simon Property Group Inc.	2,684,235	309,975
	Digital Realty Trust Inc.	2,522,294	287,214

26

Value Index Fund
		Shares	Market Value• ($000)
	VICI Properties Inc. Class A	8,670,259	272,506
	AvalonBay Communities Inc.	1,228,830	232,581
	Crown Castle Inc.	1,874,521	213,583
	Weyerhaeuser Co.	6,334,795	212,279
*	CBRE Group Inc. Class A	2,553,526	206,095
	Equity Residential	3,114,383	205,456
	Extra Space Storage Inc.	1,167,040	173,714
	Realty Income Corp.	2,902,905	173,565
	Alexandria Real Estate Equities Inc.	1,495,329	169,705
	Ventas Inc.	3,457,109	163,418
	Mid-America Apartment Communities Inc.	1,008,248	153,112
	Iron Mountain Inc.	2,519,117	143,136
	Essex Property Trust Inc.	554,297	129,872
	WP Carey Inc.	1,846,857	124,774
	Healthpeak Properties Inc.	4,750,659	95,488
	UDR Inc.	1,427,263	61,315
	Host Hotels & Resorts Inc.	3,081,848	51,867
	Camden Property Trust	463,098	50,417
	Regency Centers Corp.	742,263	45,850
	Boston Properties Inc.	613,261	35,318
			4,489,989
Technology (8.1%)
	Broadcom Inc.	3,604,545	3,126,690
	Oracle Corp.	12,835,786	1,528,614
	Intel Corp.	36,060,532	1,205,864
	International Business Machines Corp.	7,849,333	1,050,319
	Analog Devices Inc.	4,335,581	844,615
	Micron Technology Inc.	9,461,645	597,124
	QUALCOMM Inc.	4,813,113	572,953
	TE Connectivity Ltd.	2,724,963	381,931
*	VMware Inc. Class A	2,034,958	292,403
	Cognizant Technology Solutions Corp. Class A	4,393,121	286,783
	HP Inc.	7,673,817	235,663
	Corning Inc.	6,622,677	232,059
	CDW Corp.	1,166,149	213,988
	Hewlett Packard Enterprise Co.	11,204,759	188,240
*	ON Semiconductor Corp.	1,863,816	176,280
	NetApp Inc.	1,846,999	141,111
*	Akamai Technologies Inc.	1,348,407	121,181
	Dell Technologies Inc. Class C	2,097,848	113,515
	SS&C Technologies Holdings Inc.	1,827,994	110,776
	Seagate Technology Holdings plc	1,696,430	104,958
*	Western Digital Corp.	2,758,084	104,614
*	Qorvo Inc.	857,655	87,507
	Gen Digital Inc. (XNGS)	4,716,632	87,493
	Leidos Holdings Inc.	595,248	52,668
*	Black Knight Inc.	305,455	18,245
			11,875,594
		Shares	Market Value• ($000)
Telecommunications (3.8%)
	Cisco Systems Inc.	31,710,004	1,640,676
	Comcast Corp. Class A	35,951,100	1,493,768
	Verizon Communications Inc.	32,709,136	1,216,453
	AT&T Inc.	61,797,801	985,675
	Motorola Solutions Inc.	724,136	212,374
	Juniper Networks Inc.	1,394,968	43,704
			5,592,650
Utilities (6.1%)
	NextEra Energy Inc.	17,491,084	1,297,838
	Southern Co.	9,438,279	663,039
	Waste Management Inc.	3,516,676	609,862
	Duke Energy Corp.	6,670,339	598,596
	Sempra Energy (XNYS)	2,720,981	396,148
	American Electric Power Co. Inc.	4,450,583	374,739
	Dominion Energy Inc.	7,230,018	374,443
*	PG&E Corp.	20,310,101	350,959
	Exelon Corp.	8,592,807	350,071
	Xcel Energy Inc.	4,753,606	295,532
	Republic Services Inc. Class A	1,779,575	272,578
	Consolidated Edison Inc.	2,990,889	270,376
	Public Service Enterprise Group Inc.	4,308,696	269,767
	Constellation Energy Corp.	2,827,837	258,889
	WEC Energy Group Inc.	2,730,563	240,945
	American Water Works Co. Inc.	1,683,179	240,274
	Edison International	3,315,536	230,264
	Eversource Energy	3,018,895	214,100
	Ameren Corp.	2,270,210	185,408
	FirstEnergy Corp.	4,705,464	182,948
	Entergy Corp.	1,828,997	178,089
	DTE Energy Co.	1,603,937	176,465
	PPL Corp.	6,370,174	168,555
	CenterPoint Energy Inc.	5,439,973	158,575
	CMS Energy Corp.	2,519,986	148,049
	AES Corp.	5,773,034	119,675
	Evergy Inc.	1,974,007	115,322
	Alliant Energy Corp.	2,169,938	113,878
	NiSource Inc.	3,560,652	97,384
	Vistra Corp.	1,617,237	42,452
	Avangrid Inc.	669,450	25,225
			9,020,445
Total Common Stocks (Cost $120,010,630)			146,828,116

27

Value Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.150% (Cost $165,856)	1,659,037	165,879
Total Investments (99.8%) (Cost $120,176,486)			146,993,995
Other Assets and Liabilities—Net (0.2%)			238,020
Net Assets (100%)			147,232,015
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $76,059,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $83,297,000 was received for securities on loan, of which $83,280,000 is held in Vanguard Market Liquidity Fund and $17,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	1,058	237,428	2,849
28

Value Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of New York Mellon Corp.	8/31/23	BANA	7,346	(5.522)	—	(30)
Conagra Brands Inc.	8/31/23	BANA	9,273	(5.072)	—	(40)
Ferguson plc	8/31/23	BANA	10,697	(5.072)	9	—
Goldman Sachs Group Inc.	8/30/24	BANA	59,670	(5.672)	179	—
Goldman Sachs Group Inc.	8/30/24	BANA	20,965	(5.672)	63	—
Johnson Controls International plc	8/31/23	BANA	11,107	(5.072)	19	—
Kroger Co.	1/31/24	GSI	45,940	(5.066)	963	—
					1,233	(70)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $341,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $120,010,630)	146,828,116
Affiliated Issuers (Cost $165,856)	165,879
Total Investments in Securities	146,993,995
Investment in Vanguard	4,966
Cash	13,677
Cash Collateral Pledged—Futures Contracts	11,850
Receivables for Investment Securities Sold	601,688
Receivables for Accrued Income	183,164
Receivables for Capital Shares Issued	777,563
Variation Margin Receivable—Futures Contracts	2,777
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,233
Total Assets	148,590,913
Liabilities
Payables for Investment Securities Purchased	1,442
Collateral for Securities on Loan	83,297
Payables for Capital Shares Redeemed	1,271,537
Payables to Vanguard	2,552
Unrealized Depreciation—Over-the-Counter Swap Contracts	70
Total Liabilities	1,358,898
Net Assets	147,232,015
1 Includes $76,059,000 of securities on loan.
30

Value Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	121,370,350
Total Distributable Earnings (Loss)	25,861,665
Net Assets	147,232,015

Investor Shares—Net Assets
Applicable to 2,776,308 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	153,990
Net Asset Value Per Share—Investor Shares	$55.47

ETF Shares—Net Assets
Applicable to 700,272,773 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	99,523,095
Net Asset Value Per Share—ETF Shares	$142.12

Admiral Shares—Net Assets
Applicable to 581,643,245 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,248,135
Net Asset Value Per Share—Admiral Shares	$55.44

Institutional Shares—Net Assets
Applicable to 276,093,372 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,306,795
Net Asset Value Per Share—Institutional Shares	$55.44

See accompanying Notes, which are an integral part of the Financial Statements.
31

Value Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends	1,932,153
Interest[1]	4,355
Securities Lending—Net	3,584
Total Income	1,940,092
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,709
Management and Administrative—Investor Shares	153
Management and Administrative—ETF Shares	14,740
Management and Administrative—Admiral Shares	6,360
Management and Administrative—Institutional Shares	2,682
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—ETF Shares	2,539
Marketing and Distribution—Admiral Shares	922
Marketing and Distribution—Institutional Shares	262
Custodian Fees	501
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	1,133
Shareholders’ Reports—Admiral Shares	163
Shareholders’ Reports—Institutional Shares	65
Trustees’ Fees and Expenses	38
Other Expenses	13
Total Expenses	31,287
Expenses Paid Indirectly	(3)
Net Expenses	31,284
Net Investment Income	1,908,808
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	4,035,712
Futures Contracts	19,093
Swap Contracts	(3,256)
Realized Net Gain (Loss)	4,051,549
32

Value Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,505,934)
Futures Contracts	2,908
Swap Contracts	(201)
Change in Unrealized Appreciation (Depreciation)	(2,503,227)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,457,130
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,104,000, $61,000, and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $5,370,639,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
33

Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,908,808	3,671,256
Realized Net Gain (Loss)	4,051,549	6,671,995
Change in Unrealized Appreciation (Depreciation)	(2,503,227)	(13,304,884)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,457,130	(2,961,633)
Distributions
Investor Shares	(2,184)	(5,847)
ETF Shares	(1,243,842)	(2,511,165)
Admiral Shares	(394,058)	(791,346)
Institutional Shares	(199,709)	(393,370)
Total Distributions	(1,839,793)	(3,701,728)
Capital Share Transactions
Investor Shares	(79,952)	(19,293)
ETF Shares	(983,393)	11,181,843
Admiral Shares	(220,624)	1,778,634
Institutional Shares	(1,316,207)	1,710,922
Net Increase (Decrease) from Capital Share Transactions	(2,600,176)	14,652,106
Total Increase (Decrease)	(982,839)	7,988,745
Net Assets
Beginning of Period	148,214,854	140,226,109
End of Period	147,232,015	148,214,854

See accompanying Notes, which are an integral part of the Financial Statements.
34

Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$54.78	$57.39	$46.43	$46.78	$38.18	$41.42
Investment Operations
Net Investment Income[1]	.651	1.301	1.177	1.142	1.093	1.009
Net Realized and Unrealized Gain (Loss) on Investments	.682	(2.604)	10.945	(.362)	8.623	(3.261)
Total from Investment Operations	1.333	(1.303)	12.122	.780	9.716	(2.252)
Distributions
Dividends from Net Investment Income	(.643)	(1.307)	(1.162)	(1.130)	(1.116)	(.988)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.643)	(1.307)	(1.162)	(1.130)	(1.116)	(.988)
Net Asset Value, End of Period	$55.47	$54.78	$57.39	$46.43	$46.78	$38.18
Total Return[2]	2.49%	-2.18%	26.31%	2.18%	25.67%	-5.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$154	$233	$264	$273	$328	$1,381
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.38%	2.22%	2.75%	2.58%	2.43%
Portfolio Turnover Rate[4]	3%	5%	9%	10%	12%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$140.37	$147.08	$118.98	$119.90	$97.84	$106.14
Investment Operations
Net Investment Income[1]	1.791	3.529	3.212	3.055	3.046	2.722
Net Realized and Unrealized Gain (Loss) on Investments	1.702	(6.707)	28.045	(.935)	22.014	(8.352)
Total from Investment Operations	3.493	(3.178)	31.257	2.120	25.060	(5.630)
Distributions
Dividends from Net Investment Income	(1.743)	(3.532)	(3.157)	(3.040)	(3.000)	(2.670)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.743)	(3.532)	(3.157)	(3.040)	(3.000)	(2.670)
Net Asset Value, End of Period	$142.12	$140.37	$147.08	$118.98	$119.90	$97.84
Total Return	2.55%	-2.05%	26.47%	2.23%	25.85%	-5.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$99,523	$99,459	$92,776	$61,580	$55,909	$41,510
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.57%	2.52%	2.35%	2.87%	2.76%	2.56%
Portfolio Turnover Rate[3]	3%	5%	9%	10%	12%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$54.76	$57.38	$46.41	$46.77	$38.17	$41.41
Investment Operations
Net Investment Income[1]	.695	1.370	1.245	1.188	1.185	1.059
Net Realized and Unrealized Gain (Loss) on Investments	.662	(2.618)	10.951	(.367)	8.581	(3.261)
Total from Investment Operations	1.357	(1.248)	12.196	.821	9.766	(2.202)
Distributions
Dividends from Net Investment Income	(.677)	(1.372)	(1.226)	(1.181)	(1.166)	(1.038)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.677)	(1.372)	(1.226)	(1.181)	(1.166)	(1.038)
Net Asset Value, End of Period	$55.44	$54.76	$57.38	$46.41	$46.77	$38.17
Total Return[2]	2.53%	-2.08%	26.49%	2.29%	25.82%	-5.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,248	$32,071	$31,741	$22,486	$22,414	$16,522
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.55%	2.51%	2.34%	2.86%	2.75%	2.55%
Portfolio Turnover Rate[4]	3%	5%	9%	10%	12%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$54.76	$57.37	$46.41	$46.77	$38.17	$41.41
Investment Operations
Net Investment Income[1]	.697	1.377	1.250	1.193	1.189	1.063
Net Realized and Unrealized Gain (Loss) on Investments	.663	(2.609)	10.941	(.368)	8.581	(3.260)
Total from Investment Operations	1.360	(1.232)	12.191	.825	9.770	(2.197)
Distributions
Dividends from Net Investment Income	(.680)	(1.378)	(1.231)	(1.185)	(1.170)	(1.043)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.680)	(1.378)	(1.231)	(1.185)	(1.170)	(1.043)
Net Asset Value, End of Period	$55.44	$54.76	$57.37	$46.41	$46.77	$38.17
Total Return	2.54%	-2.05%	26.48%	2.30%	25.83%	-5.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,307	$16,452	$15,446	$12,579	$12,481	$9,789
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.56%	2.52%	2.35%	2.87%	2.76%	2.56%
Portfolio Turnover Rate[3]	3%	5%	9%	10%	12%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Value Index Fund
Notes to Financial Statements
Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in
39

Value Index Fund
respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
40

Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
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Value Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $4,966,000, representing less than 0.01% of the fund’s net assets and 1.99% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
42

Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	146,828,116	—	—	146,828,116
Temporary Cash Investments	165,879	—	—	165,879
Total	146,993,995	—	—	146,993,995
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,849	—	—	2,849
Swap Contracts	—	1,233	—	1,233
Total	2,849	1,233	—	4,082
Liabilities
Swap Contracts	—	70	—	70
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	120,257,319
Gross Unrealized Appreciation	32,021,258
Gross Unrealized Depreciation	(5,281,733)
Net Unrealized Appreciation (Depreciation)	26,739,525
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $4,969,430,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2023, the fund purchased $14,746,867,000 of investment securities and sold $17,290,614,000 of investment securities, other than temporary cash investments. Purchases and sales include $10,046,827,000 and $12,089,002,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $915,043,000 and sales were $985,895,000,
43

Value Index Fund
resulting in net realized loss of $450,697,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,816	180	52,300	945
Issued in Lieu of Cash Distributions	2,184	41	5,847	110
Redeemed	(91,952)	(1,697)	(77,440)	(1,404)
Net Increase (Decrease)—Investor Shares	(79,952)	(1,476)	(19,293)	(349)
ETF Shares
Issued	10,669,809	75,930	28,097,278	198,864
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(11,653,202)	(84,200)	(16,915,435)	(121,125)
Net Increase (Decrease)—ETF Shares	(983,393)	(8,270)	11,181,843	77,739
Admiral Shares
Issued	2,154,485	39,467	6,740,145	122,919
Issued in Lieu of Cash Distributions	343,898	6,465	691,593	13,000
Redeemed	(2,719,007)	(49,939)	(5,653,104)	(103,475)
Net Increase (Decrease)—Admiral Shares	(220,624)	(4,007)	1,778,634	32,444
Institutional Shares
Issued	1,581,901	28,832	3,365,017	61,474
Issued in Lieu of Cash Distributions	193,875	3,647	379,225	7,126
Redeemed	(3,091,983)	(56,836)	(2,033,320)	(37,361)
Net Increase (Decrease)—Institutional Shares	(1,316,207)	(24,357)	1,710,922	31,239
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
44

Value Index Fund
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
45

Large-Cap Index Fund
Fund Allocation
As of June 30, 2023
Basic Materials	1.8%
Consumer Discretionary	14.4
Consumer Staples	5.4
Energy	4.2
Financials	9.7
Health Care	12.9
Industrials	11.8
Real Estate	2.5
Technology	32.3
Telecommunications	2.2
Utilities	2.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
46

Large-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.8%)
	Linde plc	535,532	204,081
	Air Products and Chemicals Inc.	242,600	72,666
	Freeport-McMoRan Inc.	1,565,578	62,623
	Ecolab Inc.	279,870	52,249
	Nucor Corp.	274,419	44,999
	Dow Inc.	773,317	41,187
	Newmont Corp.	868,098	37,033
	Fastenal Co.	623,930	36,806
	Albemarle Corp.	128,179	28,595
	LyondellBasell Industries NV Class A	284,265	26,104
	International Flavors & Fragrances Inc.	278,864	22,195
	Avery Dennison Corp.	88,223	15,157
	CF Industries Holdings Inc.	212,967	14,784
	FMC Corp.	136,585	14,251
	Mosaic Co.	362,835	12,699
	Celanese Corp. Class A	106,975	12,388
	International Paper Co.	379,239	12,064
	Eastman Chemical Co.	130,188	10,899
	Steel Dynamics Inc.	87,708	9,554
	Westlake Corp.	17,327	2,070
			732,404
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	9,527,087	1,241,951
*	Tesla Inc.	2,942,994	770,388
	Home Depot Inc.	1,098,263	341,164
	Costco Wholesale Corp.	484,468	260,828
	Walmart Inc.	1,620,570	254,721
	McDonald's Corp.	797,498	237,981
*	Netflix Inc.	485,617	213,909
*	Walt Disney Co.	1,996,054	178,208
	NIKE Inc. Class B	1,345,902	148,547
	Lowe's Cos. Inc.	646,697	145,959
	Starbucks Corp.	1,252,287	124,052
*	Booking Holdings Inc.	40,343	108,939
	TJX Cos. Inc.	1,257,824	106,651
*	Uber Technologies Inc.	2,100,235	90,667
*	Activision Blizzard Inc.	815,721	68,765
	Target Corp.	504,219	66,506
	Ford Motor Co.	4,292,921	64,952
*	Chipotle Mexican Grill Inc. Class A	30,131	64,450
*	O'Reilly Automotive Inc.	66,504	63,531
	General Motors Co.	1,442,531	55,624
		Shares	Market Value• ($000)
*	Airbnb Inc. Class A	405,455	51,963
	Marriott International Inc. Class A	281,702	51,746
*	AutoZone Inc.	20,108	50,136
*	Lululemon Athletica Inc.	126,813	47,999
	Estee Lauder Cos. Inc. Class A	227,947	44,764
*	Copart Inc.	468,579	42,739
	Yum! Brands Inc.	305,914	42,384
	Hilton Worldwide Holdings Inc.	289,096	42,078
	Ross Stores Inc.	373,648	41,897
	DR Horton Inc.	335,332	40,807
	Dollar General Corp.	239,372	40,641
	Electronic Arts Inc.	297,874	38,634
*	Trade Desk Inc. Class A	485,960	37,526
	Lennar Corp. Class A	277,173	34,733
*	Delta Air Lines Inc.	702,060	33,376
*	Dollar Tree Inc.	229,484	32,931
*	Aptiv plc	295,670	30,185
*	Warner Bros Discovery Inc.	2,395,025	30,034
*	Take-Two Interactive Software Inc.	184,482	27,148
	Tractor Supply Co.	119,699	26,465
	eBay Inc.	583,996	26,099
	Genuine Parts Co.	153,410	25,962
*	Ulta Beauty Inc.	54,824	25,800
*	Royal Caribbean Cruises Ltd.	237,513	24,640
	Southwest Airlines Co.	650,622	23,559
	Darden Restaurants Inc.	132,116	22,074
*	Las Vegas Sands Corp.	375,655	21,788
*	NVR Inc.	3,382	21,478
	Omnicom Group Inc.	217,932	20,736
*	Carnival Corp.	1,097,481	20,666
*	United Airlines Holdings Inc.	356,533	19,563
	PulteGroup Inc.	243,872	18,944
	Best Buy Co. Inc.	215,057	17,624
	Garmin Ltd.	167,137	17,431
*	Expedia Group Inc.	155,809	17,044
	LKQ Corp.	291,971	17,013
*	Roblox Corp. Class A	398,047	16,041
*	Live Nation Entertainment Inc.	175,829	16,020
*	CarMax Inc.	172,747	14,459
	MGM Resorts International	317,640	13,951
	Domino's Pizza Inc.	38,591	13,005
47

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Rivian Automotive Inc. Class A	763,220	12,715
	BorgWarner Inc. (XNYS)	255,994	12,521
	Rollins Inc.	268,866	11,516
*	Etsy Inc.	134,791	11,405
*	Burlington Stores Inc.	70,972	11,170
	Fox Corp. Class A	294,660	10,018
[1]	Paramount Global Class B	537,480	8,551
	Interpublic Group of Cos. Inc.	210,821	8,133
	News Corp. Class A	399,796	7,796
	Pool Corp.	20,316	7,611
*	American Airlines Group Inc.	356,822	6,401
*,1	Lucid Group Inc.	869,020	5,988
*	Caesars Entertainment Inc.	111,723	5,695
	Vail Resorts Inc.	21,960	5,529
	Fox Corp. Class B	140,699	4,487
*	Chewy Inc. Class A	101,663	4,013
*	Endeavor Group Holdings Inc. Class A	163,901	3,920
	VF Corp.	191,331	3,652
	Warner Music Group Corp. Class A	128,397	3,350
[1]	Sirius XM Holdings Inc.	635,105	2,877
	News Corp. Class B	143,175	2,823
*	Liberty Media Corp.- Liberty SiriusXM Class C	82,455	2,699
	Advance Auto Parts Inc.	32,490	2,284
	Lennar Corp. Class B	13,672	1,545
*	Liberty Media Corp.- Liberty SiriusXM Class A	41,372	1,357
[1]	Paramount Global Class A	6,125	114
			5,968,046
Consumer Staples (5.4%)
	Procter & Gamble Co.	2,574,566	390,665
	PepsiCo Inc.	1,504,838	278,726
	Coca-Cola Co.	4,251,274	256,012
	Philip Morris International Inc.	1,695,624	165,527
	Mondelez International Inc. Class A	1,487,447	108,494
	CVS Health Corp.	1,400,469	96,814
	Altria Group Inc.	1,949,800	88,326
	Colgate-Palmolive Co.	906,217	69,815
	McKesson Corp.	148,147	63,305
	Kimberly-Clark Corp.	368,624	50,892
	General Mills Inc.	641,613	49,212
*	Monster Beverage Corp.	800,430	45,977
	Archer-Daniels-Midland Co.	594,983	44,957
	Constellation Brands Inc. Class A	180,143	44,339
	Corteva Inc.	737,511	42,259
	Sysco Corp.	553,598	41,077
	Hershey Co.	160,885	40,173
	AmerisourceBergen Corp. Class A	187,819	36,142
	Keurig Dr Pepper Inc.	1,073,337	33,563
	Kroger Co.	705,493	33,158
	Kraft Heinz Co.	871,273	30,930
		Shares	Market Value• ($000)
	Church & Dwight Co. Inc.	266,911	26,752
	McCormick & Co. Inc.	273,943	23,896
	Walgreens Boots Alliance Inc.	801,253	22,828
	Brown-Forman Corp. Class B	338,414	22,599
	Clorox Co.	135,089	21,485
	Kellogg Co.	280,928	18,934
	Conagra Brands Inc.	521,017	17,569
	J M Smucker Co.	110,642	16,338
	Tyson Foods Inc. Class A	312,253	15,937
	Hormel Foods Corp.	299,002	12,026
	Campbell Soup Co.	212,924	9,733
	Lamb Weston Holdings Inc.	79,599	9,150
	Albertsons Cos. Inc. Class A	345,089	7,530
	Molson Coors Beverage Co. Class B	98,507	6,486
	Brown-Forman Corp. Class A	55,980	3,811
			2,245,437
Energy (4.1%)
	Exxon Mobil Corp.	4,416,412	473,660
	Chevron Corp.	1,966,127	309,370
	ConocoPhillips	1,323,835	137,162
	Schlumberger NV	1,557,047	76,482
	EOG Resources Inc.	638,913	73,117
	Marathon Petroleum Corp.	463,473	54,041
	Pioneer Natural Resources Co.	255,351	52,904
	Phillips 66	503,486	48,022
	Valero Energy Corp.	394,936	46,326
	Williams Cos. Inc.	1,330,472	43,413
	Occidental Petroleum Corp.	730,578	42,958
	Hess Corp.	301,900	41,043
	Cheniere Energy Inc.	252,152	38,418
	Kinder Morgan Inc.	2,080,803	35,831
	Baker Hughes Co. Class A	1,105,457	34,943
	Devon Energy Corp.	701,135	33,893
	ONEOK Inc.	488,853	30,172
	Halliburton Co.	887,195	29,269
	Diamondback Energy Inc.	197,868	25,992
*	Enphase Energy Inc.	149,716	25,074
*	First Solar Inc.	110,840	21,070
	Coterra Energy Inc.	786,357	19,895
	Marathon Oil Corp.	674,701	15,532
	EQT Corp.	197,585	8,127
	Texas Pacific Land Corp.	3,367	4,433
*,1	Plug Power Inc.	327,984	3,408
			1,724,555
Financials (9.7%)
*	Berkshire Hathaway Inc. Class B	1,917,506	653,870
	JPMorgan Chase & Co.	3,192,254	464,281
	Bank of America Corp.	7,399,234	212,284
	Wells Fargo & Co.	4,098,751	174,935
	S&P Global Inc.	350,407	140,475
	Goldman Sachs Group Inc.	362,989	117,078

48

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Morgan Stanley	1,368,162	116,841
	Marsh & McLennan Cos. Inc.	540,733	101,701
	BlackRock Inc.	139,046	96,100
	Charles Schwab Corp.	1,642,688	93,108
	Citigroup Inc.	2,020,105	93,006
	Chubb Ltd.	452,316	87,098
	Progressive Corp.	639,371	84,634
	Aon plc Class A (XNYS)	211,927	73,157
	CME Group Inc.	392,992	72,818
	Blackstone Inc.	771,337	71,711
	Intercontinental Exchange Inc.	611,504	69,149
	Moody's Corp.	170,367	59,240
	US Bancorp	1,674,555	55,327
	PNC Financial Services Group Inc.	435,994	54,913
	Arthur J Gallagher & Co.	233,990	51,377
	American International Group Inc.	790,485	45,485
	Truist Financial Corp.	1,455,017	44,160
	Travelers Cos. Inc.	252,248	43,805
	Aflac Inc.	593,869	41,452
	KKR & Co. Inc.	707,096	39,597
	MSCI Inc. Class A	83,090	38,993
	Ameriprise Financial Inc.	113,799	37,799
	Bank of New York Mellon Corp.	818,758	36,451
	MetLife Inc.	627,331	35,463
	Prudential Financial Inc.	398,646	35,169
	Apollo Global Management Inc.	433,513	33,298
	Discover Financial Services	277,374	32,411
	Allstate Corp.	287,106	31,306
*	Berkshire Hathaway Inc. Class A	57	29,515
*	Arch Capital Group Ltd.	386,420	28,924
	T Rowe Price Group Inc.	245,328	27,482
	Willis Towers Watson plc	116,227	27,371
	State Street Corp.	346,854	25,383
	Hartford Financial Services Group Inc.	338,836	24,403
	M&T Bank Corp.	181,232	22,429
	Raymond James Financial Inc.	208,361	21,622
	Nasdaq Inc.	428,853	21,378
	Broadridge Financial Solutions Inc.	128,900	21,350
	Principal Financial Group Inc.	265,315	20,122
	Fifth Third Bancorp	743,812	19,495
*	Markel Group Inc.	13,844	19,149
	LPL Financial Holdings Inc.	84,859	18,451
	Regions Financial Corp.	1,025,323	18,271
	Huntington Bancshares Inc.	1,578,159	17,013
	Ares Management Corp. Class A	175,512	16,911
	FactSet Research Systems Inc.	41,864	16,773
	Cincinnati Financial Corp.	171,607	16,701
		Shares	Market Value• ($000)
	Everest Re Group Ltd.	47,415	16,209
	Northern Trust Corp.	216,241	16,032
	Cboe Global Markets Inc.	115,210	15,900
	Citizens Financial Group Inc.	502,343	13,101
	W R Berkley Corp.	213,625	12,724
	Loews Corp.	211,591	12,564
*,1	Coinbase Global Inc. Class A	163,314	11,685
	MarketAxess Holdings Inc.	41,085	10,740
	Fidelity National Financial Inc.	282,384	10,166
	KeyCorp.	1,022,329	9,446
	Interactive Brokers Group Inc. Class A	106,749	8,868
	Franklin Resources Inc.	327,928	8,759
	Tradeweb Markets Inc. Class A	125,367	8,585
	Brown & Brown Inc.	124,133	8,545
	Annaly Capital Management Inc.	269,389	5,390
	Equitable Holdings Inc.	193,060	5,244
	Globe Life Inc.	46,972	5,149
	Corebridge Financial Inc.	176,950	3,125
*,1	Rocket Cos. Inc. Class A	124,042	1,111
			4,034,578
Health Care (12.8%)
	UnitedHealth Group Inc.	1,017,049	488,834
	Johnson & Johnson	2,838,800	469,878
	Eli Lilly & Co.	933,281	437,690
	Merck & Co. Inc.	2,771,847	319,843
	AbbVie Inc.	1,927,283	259,663
	Pfizer Inc.	6,166,879	226,201
	Thermo Fisher Scientific Inc.	421,324	219,826
	Abbott Laboratories	1,899,562	207,090
	Danaher Corp.	725,421	174,101
	Bristol-Myers Squibb Co.	2,294,976	146,764
*	Intuitive Surgical Inc.	382,801	130,895
	Amgen Inc.	583,694	129,592
	Medtronic plc	1,453,404	128,045
	Elevance Health Inc.	258,948	115,048
	Stryker Corp.	373,188	113,856
	Gilead Sciences Inc.	1,364,178	105,137
*	Vertex Pharmaceuticals Inc.	281,356	99,012
	Cigna Group	323,190	90,687
*	Boston Scientific Corp.	1,596,495	86,354
	Becton Dickinson and Co.	310,556	81,990
*	Regeneron Pharmaceuticals Inc.	111,960	80,448
	Zoetis Inc.	454,333	78,241
	HCA Healthcare Inc.	225,448	68,419
*	Edwards Lifesciences Corp.	662,248	62,470
	Humana Inc.	136,504	61,035
*	DexCom Inc.	423,456	54,418
*	IQVIA Holdings Inc.	202,634	45,546
*	IDEXX Laboratories Inc.	90,684	45,544
*	Biogen Inc.	158,115	45,039
*	Moderna Inc.	353,979	43,008

49

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Centene Corp.	599,511	40,437
	Agilent Technologies Inc.	322,259	38,752
	ResMed Inc.	160,544	35,079
	GE Healthcare Inc.	422,066	34,289
	Zimmer Biomet Holdings Inc.	227,813	33,170
*	Illumina Inc.	172,708	32,381
*	Veeva Systems Inc. Class A	159,205	31,480
	West Pharmaceutical Services Inc.	81,105	31,020
*	Seagen Inc.	153,614	29,565
*	Align Technology Inc.	79,404	28,080
	Cardinal Health Inc.	278,205	26,310
*	Alnylam Pharmaceuticals Inc.	136,027	25,837
*	Horizon Therapeutics plc	249,730	25,685
	Baxter International Inc.	552,207	25,159
	STERIS plc	108,529	24,417
	Laboratory Corp. of America Holdings	96,724	23,342
*	Insulet Corp.	76,148	21,956
*	Hologic Inc.	268,689	21,756
	Cooper Cos. Inc.	53,999	20,705
*	Molina Healthcare Inc.	63,696	19,188
*	BioMarin Pharmaceutical Inc.	205,084	17,777
	Quest Diagnostics Inc.	122,366	17,200
	Revvity Inc.	137,030	16,278
*	Avantor Inc.	737,563	15,149
	Viatris Inc.	1,310,160	13,075
*	Incyte Corp.	207,185	12,897
	Royalty Pharma plc Class A	416,382	12,800
	Teleflex Inc.	51,290	12,414
*	Henry Schein Inc.	143,208	11,614
*	Bio-Rad Laboratories Inc. Class A	22,758	8,628
*	Charles River Laboratories International Inc.	28,043	5,896
*	Catalent Inc.	93,485	4,053
*,2	ABIOMED Inc. CVR	12	—
			5,331,063
Industrials (11.8%)
	Visa Inc. Class A	1,617,243	384,063
	Mastercard Inc. Class A	924,026	363,419
	Accenture plc Class A	689,871	212,880
	Raytheon Technologies Corp.	1,596,069	156,351
	Honeywell International Inc.	727,153	150,884
	United Parcel Service Inc. Class B (XNYS)	791,797	141,930
*	Boeing Co.	657,146	138,763
	Caterpillar Inc.	562,949	138,514
	Union Pacific Corp.	666,021	136,281
	General Electric Co.	1,189,594	130,677
	Lockheed Martin Corp.	276,637	127,358
	Deere & Co.	291,278	118,023
	American Express Co.	608,886	106,068
	Automatic Data Processing Inc.	451,281	99,187
	Eaton Corp. plc	435,365	87,552
*	PayPal Holdings Inc.	1,218,455	81,308
		Shares	Market Value• ($000)
*	Fiserv Inc.	640,099	80,748
	CSX Corp.	2,220,825	75,730
	Illinois Tool Works Inc.	282,208	70,597
	Northrop Grumman Corp.	149,307	68,054
	Sherwin-Williams Co.	253,544	67,321
	FedEx Corp.	247,108	61,258
	3M Co.	602,698	60,324
	General Dynamics Corp.	269,678	58,021
	Emerson Electric Co.	624,300	56,430
	Norfolk Southern Corp.	248,677	56,390
	Parker-Hannifin Corp.	140,154	54,666
	Johnson Controls International plc	749,471	51,069
	TransDigm Group Inc.	57,003	50,970
	PACCAR Inc.	570,961	47,761
	Trane Technologies plc	249,128	47,648
	Cintas Corp.	94,431	46,940
	Carrier Global Corp.	912,005	45,336
	Capital One Financial Corp.	396,148	43,327
	Rockwell Automation Inc.	125,520	41,353
	AMETEK Inc.	251,689	40,743
	L3Harris Technologies Inc.	206,990	40,522
	Otis Worldwide Corp.	451,588	40,196
	Old Dominion Freight Line Inc.	107,821	39,867
	Paychex Inc.	354,475	39,655
*	Block Inc. (XNYS)	594,369	39,567
	WW Grainger Inc.	49,323	38,896
	PPG Industries Inc.	257,212	38,145
	Cummins Inc.	154,645	37,913
	Verisk Analytics Inc. Class A	158,177	35,753
	Fidelity National Information Services Inc.	646,683	35,374
	Ferguson plc	223,739	35,196
	United Rentals Inc.	75,096	33,446
	Vulcan Materials Co.	145,208	32,736
*	Keysight Technologies Inc.	194,605	32,587
	DuPont de Nemours Inc.	451,290	32,240
*	Mettler-Toledo International Inc.	24,056	31,553
	Equifax Inc.	133,995	31,529
	Martin Marietta Materials Inc.	67,683	31,249
	Quanta Services Inc.	158,636	31,164
	Xylem Inc.	261,366	29,435
	Ingersoll Rand Inc. (XYNS)	441,948	28,886
	Fortive Corp.	386,234	28,879
	Global Payments Inc.	285,826	28,160
	Dover Corp.	152,820	22,564
	Westinghouse Air Brake Technologies Corp.	196,529	21,553
*	Teledyne Technologies Inc.	51,405	21,133
	Expeditors International of Washington Inc.	166,923	20,219
	Ball Corp.	343,928	20,020
*	FleetCor Technologies Inc.	76,530	19,215

50

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Waters Corp.	64,500	17,192
	Snap-on Inc.	57,849	16,672
*	Zebra Technologies Corp. Class A	56,197	16,625
	TransUnion	210,896	16,519
	Jacobs Solutions Inc.	138,615	16,480
	JB Hunt Transport Services Inc.	90,639	16,408
	Synchrony Financial	468,022	15,875
	Stanley Black & Decker Inc.	167,314	15,679
	Textron Inc.	220,389	14,905
*	Trimble Inc.	270,749	14,333
	Masco Corp.	245,770	14,102
	Packaging Corp. of America	98,292	12,990
*	Bill Holdings Inc.	110,385	12,898
	CH Robinson Worldwide Inc.	127,154	11,997
	Crown Holdings Inc.	131,159	11,394
	HEICO Corp. Class A	80,132	11,267
	Howmet Aerospace Inc.	214,517	10,631
	Hubbell Inc. Class B	29,254	9,699
	HEICO Corp.	45,484	8,048
	Jack Henry & Associates Inc.	39,625	6,630
	Westrock Co.	139,992	4,070
			4,890,010
Real Estate (2.5%)
	Prologis Inc.	1,008,718	123,699
	American Tower Corp.	509,080	98,731
	Equinix Inc.	102,172	80,097
	Crown Castle Inc.	473,733	53,977
	Public Storage	172,845	50,450
	Realty Income Corp.	735,233	43,960
	Welltower Inc.	542,918	43,917
*	CoStar Group Inc.	446,286	39,719
	Simon Property Group Inc.	339,368	39,190
	Digital Realty Trust Inc.	318,256	36,240
	VICI Properties Inc. Class A	1,096,951	34,477
	AvalonBay Communities Inc.	155,105	29,357
	SBA Communications Corp. Class A	118,376	27,435
	Weyerhaeuser Co.	800,543	26,826
*	CBRE Group Inc. Class A	322,547	26,033
	Equity Residential	393,228	25,941
	Invitation Homes Inc.	668,597	23,000
	Extra Space Storage Inc.	147,533	21,960
	Alexandria Real Estate Equities Inc.	188,905	21,439
	Ventas Inc.	437,107	20,662
	Mid-America Apartment Communities Inc.	127,463	19,357
	Iron Mountain Inc.	318,635	18,105
	Sun Communities Inc.	135,915	17,731
	Essex Property Trust Inc.	70,116	16,428
	WP Carey Inc.	233,692	15,788
	UDR Inc.	359,689	15,452
	Camden Property Trust	116,681	12,703
	Healthpeak Properties Inc.	597,587	12,012
		Shares	Market Value• ($000)
*	Zillow Group Inc. Class C	149,391	7,508
	Host Hotels & Resorts Inc.	388,465	6,538
	Regency Centers Corp.	93,688	5,787
	Boston Properties Inc.	77,176	4,445
*	Zillow Group Inc. Class A	62,686	3,084
			1,022,048
Technology (32.2%)
	Apple Inc.	16,322,812	3,166,136
	Microsoft Corp.	8,122,476	2,766,028
	NVIDIA Corp.	2,566,536	1,085,696
*	Alphabet Inc. Class A	6,490,410	776,902
*	Meta Platforms Inc. Class A	2,416,557	693,504
*	Alphabet Inc. Class C	5,453,738	659,739
	Broadcom Inc.	455,432	395,055
*	Adobe Inc.	501,084	245,025
*	Salesforce Inc.	1,037,763	219,238
*	Advanced Micro Devices Inc.	1,759,125	200,382
	Oracle Corp.	1,622,035	193,168
	Texas Instruments Inc.	991,482	178,487
	Intel Corp.	4,556,272	152,362
	QUALCOMM Inc.	1,216,917	144,862
	Applied Materials Inc.	923,278	133,451
	Intuit Inc.	290,624	133,161
	International Business Machines Corp.	991,870	132,722
*	ServiceNow Inc.	222,571	125,078
	Analog Devices Inc.	547,725	106,702
	Lam Research Corp.	146,749	94,339
*	Palo Alto Networks Inc.	334,104	85,367
	Micron Technology Inc.	1,195,459	75,445
	KLA Corp.	149,885	72,697
*	Synopsys Inc.	166,221	72,374
*	Cadence Design Systems Inc.	297,883	69,860
	Roper Technologies Inc.	116,430	55,980
	Marvell Technology Inc.	936,086	55,959
	Amphenol Corp. Class A	650,308	55,244
*	Fortinet Inc.	729,110	55,113
	Microchip Technology Inc.	598,489	53,619
*	Snowflake Inc. Class A	301,771	53,106
*	Workday Inc. Class A	222,852	50,340
	TE Connectivity Ltd.	344,233	48,248
*	Autodesk Inc.	234,632	48,008
*	ON Semiconductor Corp.	471,950	44,637
*	VMware Inc. Class A	257,438	36,991
	Cognizant Technology Solutions Corp. Class A	554,326	36,186
*	Crowdstrike Holdings Inc. Class A	232,610	34,163
*	ANSYS Inc.	94,660	31,263
*	MongoDB Inc. Class A	73,195	30,082
	HP Inc.	968,831	29,753
	Corning Inc.	835,900	29,290
*	Gartner Inc.	82,064	28,748
*	Palantir Technologies Inc. Class A	1,869,852	28,665
*	Datadog Inc. Class A	291,290	28,657

51

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Atlassian Corp. Ltd. Class A	165,930	27,845
*	HubSpot Inc.	51,523	27,415
	CDW Corp.	147,262	27,023
	Monolithic Power Systems Inc.	49,221	26,591
*	DoorDash Inc. Class A	315,424	24,105
	Hewlett Packard Enterprise Co.	1,415,237	23,776
*	VeriSign Inc.	96,658	21,842
*	Cloudflare Inc. Class A	300,461	19,641
	Skyworks Solutions Inc.	173,894	19,248
*	Splunk Inc.	180,890	19,191
*	Tyler Technologies Inc.	45,798	19,073
	Teradyne Inc.	169,380	18,857
	Paycom Software Inc.	56,050	18,005
	NetApp Inc.	233,676	17,853
*	Pinterest Inc. Class A	648,758	17,737
*	Zoom Video Communications Inc. Class A	243,016	16,496
*	Akamai Technologies Inc.	170,740	15,344
	Dell Technologies Inc. Class C	265,762	14,380
*	EPAM Systems Inc.	63,254	14,216
	SS&C Technologies Holdings Inc.	231,445	14,026
*	Zscaler Inc.	95,116	13,915
	Bentley Systems Inc. Class B	246,338	13,359
	Seagate Technology Holdings plc	214,944	13,299
*	Western Digital Corp.	349,480	13,256
*	Snap Inc. Class A	1,104,139	13,073
*	Match Group Inc.	304,263	12,733
*	GoDaddy Inc. Class A	168,461	12,656
*	Twilio Inc. Class A	190,207	12,101
*	Unity Software Inc.	268,875	11,675
*	Okta Inc.	168,203	11,665
*	DocuSign Inc. Class A	221,050	11,293
*	Qorvo Inc.	107,874	11,006
	Gen Digital Inc. (XNGS)	593,306	11,006
*	ZoomInfo Technologies Inc. Class A	373,770	9,490
	Leidos Holdings Inc.	74,977	6,634
*	Black Knight Inc.	77,352	4,620
*	Toast Inc. Class A	188,387	4,252
			13,400,529
Telecommunications (2.2%)
	Cisco Systems Inc.	4,006,264	207,284
	Comcast Corp. Class A	4,543,469	188,781
	Verizon Communications Inc.	4,132,948	153,704
	AT&T Inc.	7,809,215	124,557
*	T-Mobile US Inc.	655,334	91,026
	Motorola Solutions Inc.	183,227	53,737
*	Arista Networks Inc.	252,581	40,933
*	Charter Communications Inc. Class A	106,913	39,277
*	Liberty Broadband Corp. Class C	130,695	10,470
	Juniper Networks Inc.	175,756	5,506
*	Roku Inc.	67,393	4,311
		Shares	Market Value• ($000)
*	Liberty Broadband Corp. Class A	17,958	1,432
			921,018
Utilities (2.8%)
	NextEra Energy Inc.	2,210,259	164,001
	Southern Co.	1,192,194	83,752
	Waste Management Inc.	444,328	77,055
	Duke Energy Corp.	841,985	75,560
	Sempra Energy (XNYS)	343,698	50,039
	American Electric Power Co. Inc.	562,265	47,343
	Dominion Energy Inc.	913,187	47,294
*	PG&E Corp.	2,566,788	44,354
	Exelon Corp.	1,085,895	44,239
	Waste Connections Inc. (XTSE)	281,382	40,218
	Xcel Energy Inc.	601,183	37,376
	Republic Services Inc. Class A	224,622	34,405
	Consolidated Edison Inc.	378,428	34,210
	Public Service Enterprise Group Inc.	544,989	34,122
	Constellation Energy Corp.	356,935	32,677
	WEC Energy Group Inc.	344,427	30,392
	American Water Works Co. Inc.	212,728	30,367
	Edison International	418,490	29,064
	Eversource Energy	381,143	27,031
	Ameren Corp.	286,766	23,420
	FirstEnergy Corp.	594,589	23,118
	Entergy Corp.	231,057	22,498
	DTE Energy Co.	202,644	22,295
	PPL Corp.	805,265	21,307
	CenterPoint Energy Inc.	687,992	20,055
	CMS Energy Corp.	318,625	18,719
	AES Corp.	731,098	15,156
	Evergy Inc.	250,875	14,656
	Alliant Energy Corp.	274,499	14,406
	NiSource Inc.	451,390	12,345
	Vistra Corp.	203,690	5,347
	Avangrid Inc.	84,583	3,187
			1,180,008
Total Common Stocks (Cost $23,081,783)			41,449,696

52

Large-Cap Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 5.150% (Cost $112,635)	1,126,614	112,639
Total Investments (100.0%) (Cost $23,194,418)			41,562,335
Other Assets and Liabilities—Net (0.0%)			7,294
Net Assets (100%)			41,569,629
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,696,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $25,894,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	372	83,481	2,081

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/31/23	BANA	35,622	(4.970)	—	(113)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
53

Large-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $23,081,783)	41,449,696
Affiliated Issuers (Cost $112,635)	112,639
Total Investments in Securities	41,562,335
Investment in Vanguard	1,388
Cash Collateral Pledged—Futures Contracts	4,227
Receivables for Investment Securities Sold	4,602
Receivables for Accrued Income	27,420
Receivables for Capital Shares Issued	6,490
Variation Margin Receivable—Futures Contracts	989
Total Assets	41,607,451
Liabilities
Due to Custodian	2,430
Payables for Investment Securities Purchased	613
Collateral for Securities on Loan	25,894
Payables for Capital Shares Redeemed	8,050
Payables to Vanguard	722
Unrealized Depreciation—Over-the-Counter Swap Contracts	113
Total Liabilities	37,822
Net Assets	41,569,629
1 Includes $23,696,000 of securities on loan.
54

Large-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	24,047,987
Total Distributable Earnings (Loss)	17,521,642
Net Assets	41,569,629

Investor Shares—Net Assets
Applicable to 253,200 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,738
Net Asset Value Per Share—Investor Shares	$81.90

ETF Shares—Net Assets
Applicable to 138,586,012 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,099,359
Net Asset Value Per Share—ETF Shares	$202.76

Admiral Shares—Net Assets
Applicable to 108,030,800 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,061,806
Net Asset Value Per Share—Admiral Shares	$102.39

Institutional Shares—Net Assets
Applicable to 5,665,690 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,387,726
Net Asset Value Per Share—Institutional Shares	$421.44

See accompanying Notes, which are an integral part of the Financial Statements.
55

Large-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	307,357
Interest[2]	1,836
Securities Lending—Net	691
Total Income	309,884
Expenses
The Vanguard Group—Note B
Investment Advisory Services	444
Management and Administrative—Investor Shares	14
Management and Administrative—ETF Shares	4,000
Management and Administrative—Admiral Shares	2,065
Management and Administrative—Institutional Shares	358
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	491
Marketing and Distribution—Admiral Shares	261
Marketing and Distribution—Institutional Shares	36
Custodian Fees	173
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	209
Shareholders’ Reports—Admiral Shares	37
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	10
Other Expenses	13
Total Expenses	8,114
Net Investment Income	301,770
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	298,875
Futures Contracts	9,506
Swap Contracts	1,607
Foreign Currencies	—
Realized Net Gain (Loss)	309,988
56

Large-Cap Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,545,801
Futures Contracts	3,402
Swap Contracts	(113)
Change in Unrealized Appreciation (Depreciation)	5,549,090
Net Increase (Decrease) in Net Assets Resulting from Operations	6,160,848
1	Dividends are net of foreign withholding taxes of $21,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,718,000, $10,000, and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $459,305,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
57

Large-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	301,770	582,807
Realized Net Gain (Loss)	309,988	581,223
Change in Unrealized Appreciation (Depreciation)	5,549,090	(9,661,685)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,160,848	(8,497,655)
Distributions
Investor Shares	(134)	(330)
ETF Shares	(201,503)	(393,544)
Admiral Shares	(78,327)	(156,189)
Institutional Shares	(16,707)	(34,496)
Total Distributions	(296,671)	(584,559)
Capital Share Transactions
Investor Shares	1,002	(11,365)
ETF Shares	(1,039)	1,959,159
Admiral Shares	(81,681)	215,566
Institutional Shares	(20,721)	77,917
Net Increase (Decrease) from Capital Share Transactions	(102,439)	2,241,277
Total Increase (Decrease)	5,761,738	(6,840,937)
Net Assets
Beginning of Period	35,807,891	42,648,828
End of Period	41,569,629	35,807,891

See accompanying Notes, which are an integral part of the Financial Statements.
58

Large-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$70.38	$89.03	$71.00	$59.72	$46.36	$49.48
Investment Operations
Net Investment Income[1]	.545	1.058	.956	.969	.918	.966
Net Realized and Unrealized Gain (Loss) on Investments	11.513	(18.646)	18.025	11.268	13.466	(3.184)
Total from Investment Operations	12.058	(17.588)	18.981	12.237	14.384	(2.218)
Distributions
Dividends from Net Investment Income	(.538)	(1.062)	(.951)	(.957)	(1.024)	(.902)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.538)	(1.062)	(.951)	(.957)	(1.024)	(.902)
Net Asset Value, End of Period	$81.90	$70.38	$89.03	$71.00	$59.72	$46.36
Total Return[2]	17.19%	-19.78%	26.87%	20.89%	31.23%	-4.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21	$17	$36	$37	$30	$344
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.38%	1.19%	1.61%	1.75%	1.91%
Portfolio Turnover Rate[4]	1%	3%	4%	3%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Large-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$174.22	$220.44	$175.80	$147.88	$114.77	$122.49
Investment Operations
Net Investment Income[1]	1.474	2.905	2.646	2.594	2.581	2.572
Net Realized and Unrealized Gain (Loss) on Investments	28.515	(46.233)	44.617	27.890	33.204	(7.896)
Total from Investment Operations	29.989	(43.328)	47.263	30.484	35.785	(5.324)
Distributions
Dividends from Net Investment Income	(1.449)	(2.892)	(2.623)	(2.564)	(2.675)	(2.396)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.449)	(2.892)	(2.623)	(2.564)	(2.675)	(2.396)
Net Asset Value, End of Period	$202.76	$174.22	$220.44	$175.80	$147.88	$114.77
Total Return	17.28%	-19.68%	27.02%	20.99%	31.39%	-4.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,099	$24,137	$28,242	$21,540	$16,270	$12,358
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.55%	1.33%	1.74%	1.93%	2.04%
Portfolio Turnover Rate[3]	1%	3%	4%	3%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Large-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$87.98	$111.33	$88.79	$74.69	$57.96	$61.86
Investment Operations
Net Investment Income[1]	.739	1.456	1.325	1.303	1.299	1.288
Net Realized and Unrealized Gain (Loss) on Investments	14.398	(23.348)	22.530	14.084	16.774	(3.983)
Total from Investment Operations	15.137	(21.892)	23.855	15.387	18.073	(2.695)
Distributions
Dividends from Net Investment Income	(.727)	(1.458)	(1.315)	(1.287)	(1.343)	(1.205)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.727)	(1.458)	(1.315)	(1.287)	(1.343)	(1.205)
Net Asset Value, End of Period	$102.39	$87.98	$111.33	$88.79	$74.69	$57.96
Total Return[2]	17.27%	-19.70%	27.01%	21.03%	31.39%	-4.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,062	$9,583	$11,847	$9,338	$7,546	$5,306
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.54%	1.32%	1.73%	1.92%	2.03%
Portfolio Turnover Rate[4]	1%	3%	4%	3%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Large-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$362.12	$458.22	$365.43	$307.39	$238.57	$254.60
Investment Operations
Net Investment Income[1]	3.064	6.032	5.477	5.389	5.363	5.345
Net Realized and Unrealized Gain (Loss) on Investments	59.268	(96.092)	92.764	57.981	69.016	(16.390)
Total from Investment Operations	62.332	(90.060)	98.241	63.370	74.379	(11.045)
Distributions
Dividends from Net Investment Income	(3.012)	(6.040)	(5.451)	(5.330)	(5.559)	(4.985)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.012)	(6.040)	(5.451)	(5.330)	(5.559)	(4.985)
Net Asset Value, End of Period	$421.44	$362.12	$458.22	$365.43	$307.39	$238.57
Total Return	17.28%	-19.69%	27.03%	21.05%	31.39%	-4.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,388	$2,071	$2,524	$2,149	$1,796	$1,178
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.55%	1.32%	1.74%	1.92%	2.04%
Portfolio Turnover Rate[3]	1%	3%	4%	3%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
62

Large-Cap Index Fund
Notes to Financial Statements
Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
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Large-Cap Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
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Large-Cap Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
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Large-Cap Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $1,388,000, representing less than 0.01% of the fund’s net assets and 0.56% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Large-Cap Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	41,449,696	—	—	41,449,696
Temporary Cash Investments	112,639	—	—	112,639
Total	41,562,335	—	—	41,562,335
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,081	—	—	2,081
Liabilities
Swap Contracts	—	113	—	113
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	23,245,468
Gross Unrealized Appreciation	19,185,204
Gross Unrealized Depreciation	(866,256)
Net Unrealized Appreciation (Depreciation)	18,318,948
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $1,109,122,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2023, the fund purchased $857,848,000 of investment securities and sold $991,305,000 of investment securities, other than temporary cash investments. Purchases and sales include $480,177,000 and $653,392,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $61,760,000 and sales were $85,753,000, resulting in net realized loss of $76,365,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Large-Cap Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,745	23	5,411	68
Issued in Lieu of Cash Distributions	134	2	330	4
Redeemed	(877)	(12)	(17,106)	(231)
Net Increase (Decrease)—Investor Shares	1,002	13	(11,365)	(159)
ETF Shares
Issued	673,698	3,619	3,667,813	19,749
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(674,737)	(3,575)	(1,708,654)	(9,325)
Net Increase (Decrease)—ETF Shares	(1,039)	44	1,959,159	10,424
Admiral Shares
Issued	577,189	6,106	1,800,154	19,196
Issued in Lieu of Cash Distributions	63,639	667	126,959	1,400
Redeemed	(722,509)	(7,659)	(1,711,547)	(18,094)
Net Increase (Decrease)—Admiral Shares	(81,681)	(886)	215,566	2,502
Institutional Shares
Issued	238,959	622	424,874	1,093
Issued in Lieu of Cash Distributions	14,550	37	30,324	81
Redeemed	(274,230)	(712)	(377,281)	(963)
Net Increase (Decrease)—Institutional Shares	(20,721)	(53)	77,917	211
G.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
68

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
69

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
70

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
71

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q03072 082023

Semiannual Report  |  June 30, 2023
Vanguard Total Stock Market Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2023
	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,161.20	$0.75
ETF Shares	1,000.00	1,161.80	0.16
Admiral™ Shares	1,000.00	1,161.70	0.21
Institutional Shares	1,000.00	1,161.80	0.16
Institutional Plus Shares	1,000.00	1,161.80	0.11
Institutional Select Shares	1,000.00	1,161.90	0.05
Based on Hypothetical 5% Yearly Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,024.10	$0.70
ETF Shares	1,000.00	1,024.65	0.15
Admiral Shares	1,000.00	1,024.60	0.20
Institutional Shares	1,000.00	1,024.65	0.15
Institutional Plus Shares	1,000.00	1,024.70	0.10
Institutional Select Shares	1,000.00	1,024.75	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are: 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, 0.03% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Total Stock Market Index Fund
Fund Allocation
As of June 30, 2023
Basic Materials	2.0%
Consumer Discretionary	14.5
Consumer Staples	5.2
Energy	4.3
Financials	10.2
Health Care	12.9
Industrials	13.0
Real Estate	3.0
Technology	29.9
Telecommunications	2.1
Utilities	2.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Total Stock Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (2.0%)
	Linde plc	15,283,856	5,824,372
	Air Products and Chemicals Inc.	6,948,403	2,081,255
	Freeport-McMoRan Inc.	44,744,067	1,789,763
	Ecolab Inc.	7,992,178	1,492,060
	Nucor Corp.	7,837,472	1,285,189
	Dow Inc.	22,080,540	1,176,010
	Newmont Corp.	24,761,050	1,056,306
	Fastenal Co.	17,795,149	1,049,736
	Albemarle Corp.	3,653,386	815,034
	LyondellBasell Industries NV Class A	8,132,568	746,814
	International Flavors & Fragrances Inc.	7,952,893	632,971
	Steel Dynamics Inc.	5,015,109	546,296
	Reliance Steel & Aluminum Co.	1,831,001	497,282
	Avery Dennison Corp.	2,518,447	432,669
	CF Industries Holdings Inc.	6,099,925	423,457
	FMC Corp.	3,883,348	405,189
	Mosaic Co.	10,356,897	362,491
	Celanese Corp. Class A	3,044,243	352,523
	International Paper Co.	10,899,562	346,715
	Eastman Chemical Co.	3,703,231	310,034
*	Cleveland-Cliffs Inc.	16,076,171	269,437
	Royal Gold Inc.	2,049,627	235,256
	Olin Corp.	4,098,945	210,645
	Hexcel Corp.	2,621,432	199,281
*	RBC Bearings Inc.	907,432	197,339
	Commercial Metals Co.	3,644,704	191,930
	Alcoa Corp.	5,569,974	188,989
	Timken Co.	2,034,910	186,255
	UFP Industries Inc.	1,827,214	177,331
		Shares	Market Value• ($000)
*	Univar Solutions Inc.	4,925,392	176,526
	Chemours Co.	4,627,077	170,693
	Valvoline Inc.	4,328,802	162,373
	United States Steel Corp.	6,339,205	158,543
*	Livent Corp.	5,598,935	153,579
	Huntsman Corp.	5,477,319	147,997
	Mueller Industries Inc.	1,686,767	147,221
	Balchem Corp.	1,002,401	135,134
	Element Solutions Inc.	6,751,296	129,625
	Ashland Inc.	1,460,187	126,905
	Westlake Corp.	995,218	118,899
	Cabot Corp.	1,752,036	117,194
	Avient Corp.	2,839,421	116,132
	Boise Cascade Co.	1,227,363	110,892
	Sensient Technologies Corp.	1,311,867	93,313
	Hecla Mining Co.	18,112,150	93,278
*	Arconic Corp.	3,103,203	91,793
	NewMarket Corp.	212,866	85,598
	Carpenter Technology Corp.	1,512,159	84,877
*	MP Materials Corp.	3,682,583	84,257
	Quaker Chemical Corp.	421,839	82,216
	Scotts Miracle-Gro Co.	1,310,513	82,156
	Innospec Inc.	771,760	77,516
	Materion Corp.	640,800	73,179
	Worthington Industries Inc.	932,687	64,794
*	Ingevity Corp.	1,100,211	63,988
	Stepan Co.	660,484	63,116
	Minerals Technologies Inc.	1,009,941	58,263
	Tronox Holdings plc	3,629,281	46,128
	Sylvamo Corp.	1,131,764	45,780
	Compass Minerals International Inc.	1,296,993	44,098
*,1	Uranium Energy Corp.	11,434,730	38,878
4

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Ryerson Holding Corp.	882,399	38,278
	Kaiser Aluminum Corp.	500,346	35,845
*	Ecovyst Inc.	3,076,111	35,252
*	Piedmont Lithium Inc.	549,285	31,699
	GrafTech International Ltd.	5,984,730	30,163
*,1	Energy Fuels Inc.	4,677,812	29,190
	AdvanSix Inc.	806,395	28,208
*	TimkenSteel Corp.	1,299,552	28,031
*	US Silica Holdings Inc.	2,244,740	27,229
	Hawkins Inc.	555,705	26,502
	Mativ Holdings Inc.	1,711,358	25,876
*	Coeur Mining Inc.	8,941,174	25,393
	Schnitzer Steel Industries Inc. Class A	765,690	22,963
	Koppers Holdings Inc.	600,901	20,491
	Haynes International Inc.	351,719	17,874
*	LSB Industries Inc.	1,753,855	17,275
	American Vanguard Corp.	890,572	15,915
*	Clearwater Paper Corp.	486,081	15,224
	Olympic Steel Inc.	285,467	13,988
*	Century Aluminum Co.	1,585,067	13,822
*,1	Origin Materials Inc.	3,032,849	12,920
	Omega Flex Inc.	88,289	9,163
*	Rayonier Advanced Materials Inc.	2,021,725	8,653
*	Northwest Pipe Co.	283,882	8,585
*,1	Ur-Energy Inc.	7,542,623	7,920
*	Alto Ingredients Inc.	2,655,238	7,674
*,1	Amyris Inc.	6,996,944	7,207
	FutureFuel Corp.	789,526	6,987
*	Intrepid Potash Inc.	295,437	6,703
	Tredegar Corp.	804,870	5,368
*	Dakota Gold Corp.	1,512,493	4,416
*	Unifi Inc.	515,832	4,163
*,1	NN Inc.	1,558,286	3,724
*	Glatfelter Corp.	1,227,978	3,708
*	Universal Stainless & Alloy Products Inc.	231,105	3,238
	Northern Technologies International Corp.	300,638	3,220
*,1	5E Advanced Materials Inc.	968,490	3,177
	Eastern Co.	163,220	2,953
	Friedman Industries Inc.	206,261	2,599
		Shares	Market Value• ($000)
	Gold Resource Corp.	3,809,091	2,400
*	Perma-Pipe International Holdings Inc.	203,835	1,938
*	Idaho Strategic Resources Inc.	277,137	1,480
*	Culp Inc.	296,017	1,471
*,1	Hycroft Mining Holding Corp. Class A	4,608,476	1,361
*	Comstock Inc.	1,603,057	1,170
*	Ampco-Pittsburgh Corp.	366,153	1,164
*,1	Westwater Resources Inc.	1,414,240	1,162
*	CPS Technologies Corp.	412,694	1,156
*	Ascent Industries Co.	110,151	1,001
*	United States Antimony Corp.	2,524,776	795
*,1	US Gold Corp.	174,184	775
[1]	Flexible Solutions International Inc.	277,169	740
	Chicago Rivet & Machine Co.	28,369	729
*	Solitario Zinc Corp.	1,173,263	675
	United-Guardian Inc.	73,136	623
*	Paramount Gold Nevada Corp.	1,223,263	385
*,1	Golden Minerals Co.	179,334	290
*	Hycroft Mining Holding Corp. Warrants Exp. 10/6/25	155,000	4
			27,358,485
Consumer Discretionary (14.5%)
*	Amazon.com Inc.	271,951,841	35,451,642
*	Tesla Inc.	83,996,143	21,987,670
	Home Depot Inc.	31,339,740	9,735,377
	Costco Wholesale Corp.	13,824,250	7,442,700
	Walmart Inc.	46,264,303	7,271,823
	McDonald's Corp.	22,767,853	6,794,155
*	Netflix Inc.	13,856,352	6,103,584
*	Walt Disney Co.	56,944,151	5,083,974
	NIKE Inc. Class B	38,378,640	4,235,850
	Lowe's Cos. Inc.	18,460,883	4,166,621
	Starbucks Corp.	35,731,536	3,539,566
*	Booking Holdings Inc.	1,151,750	3,110,105
	TJX Cos. Inc.	35,875,982	3,041,925
*	Uber Technologies Inc.	59,942,027	2,587,697
*	Activision Blizzard Inc.	23,281,969	1,962,670
	Target Corp.	14,461,096	1,907,419
	Ford Motor Co.	122,494,671	1,853,344

5

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Chipotle Mexican Grill Inc. Class A	861,030	1,841,743
*	O'Reilly Automotive Inc.	1,897,476	1,812,659
	General Motors Co.	41,131,735	1,586,040
*	Airbnb Inc. Class A	11,575,301	1,483,491
	Marriott International Inc. Class A	8,047,611	1,478,266
*	AutoZone Inc.	573,064	1,428,855
*	Lululemon Athletica Inc.	3,622,519	1,371,123
	Estee Lauder Cos. Inc. Class A	6,503,977	1,277,251
*	Copart Inc.	13,355,447	1,218,150
	Yum! Brands Inc.	8,726,569	1,209,066
	Hilton Worldwide Holdings Inc.	8,265,478	1,203,040
	Ross Stores Inc.	10,650,759	1,194,270
	Dollar General Corp.	6,844,445	1,162,050
	DR Horton Inc.	9,548,999	1,162,018
	Electronic Arts Inc.	8,494,813	1,101,777
*	Trade Desk Inc. Class A	13,850,302	1,069,520
*	Delta Air Lines Inc.	20,108,096	955,939
*	Dollar Tree Inc.	6,554,898	940,628
	Lennar Corp. Class A	7,267,443	910,683
*	Aptiv plc	8,440,971	861,739
*	Warner Bros Discovery Inc.	68,235,565	855,674
*	Take-Two Interactive Software Inc.	5,260,276	774,102
	Tractor Supply Co.	3,407,386	753,373
	eBay Inc.	16,651,633	744,161
	Genuine Parts Co.	4,389,625	742,856
*	Ulta Beauty Inc.	1,562,535	735,321
*	Royal Caribbean Cruises Ltd.	6,767,803	702,092
	Southwest Airlines Co.	18,534,284	671,126
	Darden Restaurants Inc.	3,764,464	628,967
*	Las Vegas Sands Corp.	10,727,621	622,202
*	NVR Inc.	96,083	610,187
	Omnicom Group Inc.	6,231,496	592,927
*,1	Carnival Corp.	31,293,565	589,258
*	United Airlines Holdings Inc.	10,175,722	558,342
	PulteGroup Inc.	6,988,582	542,873
	Best Buy Co. Inc.	6,122,905	501,772
	Garmin Ltd.	4,776,322	498,123
*	Expedia Group Inc.	4,445,349	486,277
	LKQ Corp.	8,315,486	484,543
	Interpublic Group of Cos. Inc.	12,016,335	463,590
		Shares	Market Value• ($000)
*	ROBLOX Corp. Class A	11,384,964	458,814
*	Live Nation Entertainment Inc.	4,995,405	455,131
*	Deckers Outdoor Corp.	821,703	433,580
	Pool Corp.	1,156,398	433,233
*	Liberty Media Corp.-Liberty Formula One Class C	5,652,001	425,483
*	CarMax Inc.	4,930,462	412,680
	MGM Resorts International	9,079,969	398,792
	Domino's Pizza Inc.	1,104,641	372,253
*	Rivian Automotive Inc. Class A	22,038,657	367,164
*	American Airlines Group Inc.	20,305,228	364,276
	BorgWarner Inc.	7,288,197	356,466
	Aramark	8,116,373	349,410
*	Five Below Inc.	1,735,094	341,015
	Rollins Inc.	7,697,437	329,681
*	Floor & Decor Holdings Inc. Class A	3,146,338	327,093
*	DraftKings Inc. Class A	12,288,007	326,492
*	Caesars Entertainment Inc.	6,377,016	325,037
*	Etsy Inc.	3,829,181	323,987
*	Burlington Stores Inc.	2,029,136	319,366
	Wynn Resorts Ltd.	2,999,934	316,823
	Vail Resorts Inc.	1,255,552	316,098
	Tapestry Inc.	7,214,362	308,775
	Churchill Downs Inc.	2,095,350	291,610
	Service Corp. International	4,460,600	288,110
*	Norwegian Cruise Line Holdings Ltd.	13,166,359	286,632
	Fox Corp. Class A	8,080,247	274,728
	News Corp. Class A	14,060,760	274,185
	Hasbro Inc.	4,093,484	265,135
	Lear Corp.	1,842,576	264,502
*	BJ's Wholesale Club Holdings Inc.	4,186,580	263,796
	Lithia Motors Inc. Class A	851,551	258,965
	Toll Brothers Inc.	3,268,760	258,461
	Bath & Body Works Inc.	6,767,453	253,779
	Whirlpool Corp.	1,702,400	253,300
	Williams-Sonoma Inc.	1,995,339	249,697
[1]	Paramount Global Class B	15,528,647	247,061

6

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Dick's Sporting Goods Inc.	1,853,097	244,961
*	SiteOne Landscape Supply Inc.	1,403,550	234,898
	Texas Roadhouse Inc. Class A	2,085,510	234,161
*	Skechers USA Inc. Class A	4,195,548	220,938
*	Mattel Inc.	11,102,846	216,950
	Gentex Corp.	7,298,870	213,565
*	Alaska Air Group Inc.	3,970,589	211,156
	VF Corp.	10,937,844	208,803
*	Crocs Inc.	1,823,471	205,031
	Polaris Inc.	1,690,092	204,383
	Tempur Sealy International Inc.	5,088,422	203,893
*,1	GameStop Corp. Class A	8,063,137	195,531
*	Light & Wonder Inc.	2,841,829	195,404
	New York Times Co. Class A	4,888,068	192,492
	Murphy USA Inc.	608,092	189,184
	Wingstop Inc.	934,043	186,958
*	AutoNation Inc.	1,134,046	186,675
	Wyndham Hotels & Resorts Inc.	2,691,689	184,569
*	elf Beauty Inc.	1,578,354	180,295
*	Planet Fitness Inc. Class A	2,672,256	180,217
	Nexstar Media Group Inc. Class A	1,067,027	177,713
*,1	Lucid Group Inc.	24,815,896	170,982
*	RH	517,953	170,712
	PVH Corp.	1,980,565	168,289
*,1	Wayfair Inc. Class A	2,581,277	167,809
*	Bright Horizons Family Solutions Inc.	1,798,837	166,302
*	Asbury Automotive Group Inc.	667,671	160,521
	Hyatt Hotels Corp. Class A	1,400,155	160,430
*	Taylor Morrison Home Corp. Class A	3,198,174	155,975
	Thor Industries Inc.	1,503,138	155,575
*	Liberty Media Corp.-Liberty SiriusXM Class C	4,704,315	153,972
	U-Haul Holding Co. (XNYS)	3,037,150	153,892
	Meritage Homes Corp.	1,076,142	153,103
	Boyd Gaming Corp.	2,198,406	152,503
	H&R Block Inc.	4,734,869	150,900
*	Duolingo Inc. Class A	1,034,117	147,817
	Harley-Davidson Inc.	4,106,841	144,602
[1]	Ralph Lauren Corp. Class A	1,168,366	144,060
		Shares	Market Value• ($000)
*	Fox Factory Holding Corp.	1,318,122	143,029
	Fox Corp. Class B	4,429,597	141,260
*	Capri Holdings Ltd.	3,925,138	140,873
*	Avis Budget Group Inc.	613,255	140,233
	World Wrestling Entertainment Inc. Class A	1,284,225	139,300
	Macy's Inc.	8,452,138	135,657
	Academy Sports & Outdoors Inc.	2,430,344	131,360
*	Coty Inc. Class A	10,625,492	130,587
	Advance Auto Parts Inc.	1,842,798	129,549
*	Visteon Corp.	874,982	125,656
	Lennar Corp. Class B	1,090,413	123,195
	KB Home	2,365,844	122,338
*	Goodyear Tire & Rubber Co.	8,831,203	120,811
	Marriott Vacations Worldwide Corp.	980,895	120,375
*	Chewy Inc. Class A	2,934,649	115,831
	Leggett & Platt Inc.	3,908,715	115,776
	Wendy's Co.	5,299,198	115,258
*	Penn Entertainment Inc.	4,760,459	114,394
*	Endeavor Group Holdings Inc. Class A	4,765,155	113,983
	TEGNA Inc.	7,007,496	113,802
*	Ollie's Bargain Outlet Holdings Inc.	1,942,371	112,522
[1]	Choice Hotels International Inc.	952,375	111,923
*	Hilton Grand Vacations Inc.	2,462,410	111,892
*	Skyline Champion Corp.	1,688,382	110,505
	Group 1 Automotive Inc.	419,517	108,277
	Penske Automotive Group Inc.	644,599	107,410
*	YETI Holdings Inc.	2,689,872	104,475
	Madison Square Garden Sports Corp.	548,279	103,104
*	Tri Pointe Homes Inc.	3,128,860	102,814
	Newell Brands Inc.	11,579,484	100,742
*	Grand Canyon Education Inc.	969,113	100,022
	Warner Music Group Corp. Class A	3,673,561	95,843
	LCI Industries	753,882	95,261
*	Lyft Inc. Class A	9,718,411	93,200
	Travel + Leisure Co.	2,286,095	92,221
*	Shake Shack Inc. Class A	1,163,890	90,458

7

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	JetBlue Airways Corp.	10,162,426	90,039
	Signet Jewelers Ltd.	1,355,699	88,473
*	Topgolf Callaway Brands Corp.	4,327,138	85,894
*	Liberty Media Corp.-Liberty Formula One Class A	1,268,595	85,782
	MDC Holdings Inc.	1,827,034	85,450
*	LGI Homes Inc.	619,719	83,594
[1]	Sirius XM Holdings Inc.	18,389,162	83,303
	Columbia Sportswear Co.	1,075,991	83,110
	Carter's Inc.	1,133,078	82,261
*	Helen of Troy Ltd.	749,295	80,939
*	Frontdoor Inc.	2,528,411	80,656
	Kohl's Corp.	3,453,022	79,592
	Foot Locker Inc.	2,914,859	79,022
*	Boot Barn Holdings Inc.	928,981	78,675
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,379,758	78,080
	Gap Inc.	8,740,151	78,050
*,1	Carvana Co. Class A	3,006,607	77,931
*	Cavco Industries Inc.	260,329	76,797
*	Peloton Interactive Inc. Class A	9,806,864	75,415
	Rush Enterprises Inc. Class A	1,232,564	74,866
	Inter Parfums Inc.	550,766	74,480
*	M/I Homes Inc.	848,634	73,992
*	Hertz Global Holdings Inc.	4,021,558	73,956
	Papa John's International Inc.	993,295	73,335
	Kontoor Brands Inc.	1,732,355	72,932
	Bloomin' Brands Inc.	2,696,933	72,521
	Steven Madden Ltd.	2,199,824	71,912
	Red Rock Resorts Inc. Class A	1,533,758	71,749
*,1	AMC Entertainment Holdings Inc. Class A	16,202,454	71,291
	Dana Inc.	4,074,658	69,269
	Century Communities Inc.	888,000	68,039
	American Eagle Outfitters Inc.	5,659,414	66,781
*	ACV Auctions Inc. Class A	3,866,908	66,781
	Graham Holdings Co. Class B	115,138	65,799
*	Dorman Products Inc.	831,924	65,581
		Shares	Market Value• ($000)
*	Sonos Inc.	3,976,700	64,940
	Cracker Barrel Old Country Store Inc.	692,132	64,493
*,1	QuantumScape Corp. Class A	7,956,037	63,569
	Jack in the Box Inc.	643,092	62,721
*	Urban Outfitters Inc.	1,871,849	62,014
*	Allegiant Travel Co.	488,957	61,745
*	SeaWorld Entertainment Inc.	1,092,991	61,218
[1]	Nordstrom Inc.	2,977,962	60,959
	Winnebago Industries Inc.	907,320	60,509
*	National Vision Holdings Inc.	2,459,263	59,735
*	Gentherm Inc.	1,041,754	58,870
*	SkyWest Inc.	1,441,686	58,705
	Spirit Airlines Inc.	3,411,987	58,550
*	Abercrombie & Fitch Co. Class A	1,545,322	58,228
*	Six Flags Entertainment Corp.	2,208,767	57,384
	PriceSmart Inc.	772,460	57,208
*	Cinemark Holdings Inc.	3,404,029	56,166
*	PowerSchool Holdings Inc. Class A	2,882,510	55,171
*	XPEL Inc.	649,043	54,662
	Acushnet Holdings Corp.	985,118	53,866
*	Dave & Buster's Entertainment Inc.	1,198,466	53,404
	Laureate Education Inc.	4,411,164	53,331
*,1	Luminar Technologies Inc. Class A	7,715,082	53,080
*	ODP Corp.	1,118,971	52,390
*	Knowles Corp.	2,884,598	52,096
*	OPENLANE Inc.	3,368,972	51,276
*	Leslie's Inc.	5,399,352	50,700
	Cheesecake Factory Inc.	1,449,370	50,119
*	Brinker International Inc.	1,361,440	49,829
*	PROG Holdings Inc.	1,528,955	49,110
*	Driven Brands Holdings Inc.	1,806,389	48,881
*	Vista Outdoor Inc.	1,743,410	48,240
*	Stride Inc.	1,281,967	47,728
*	TripAdvisor Inc.	2,886,335	47,596
	Strategic Education Inc.	689,546	46,779
	Oxford Industries Inc.	468,912	46,150
*	Overstock.com Inc.	1,406,542	45,811
	Hanesbrands Inc.	9,994,698	45,376

8

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Green Brick Partners Inc.	788,793	44,803
	John Wiley & Sons Inc. Class A	1,315,565	44,769
*	Victoria's Secret & Co.	2,505,633	43,673
*	Coursera Inc.	3,353,581	43,664
*	Adtalem Global Education Inc.	1,247,323	42,833
	Upbound Group Inc.	1,372,167	42,716
*	Sally Beauty Holdings Inc.	3,312,155	40,905
*	Under Armour Inc. Class A	5,656,721	40,842
*	Liberty Media Corp.-Liberty Braves Class C	1,028,819	40,762
*	Everi Holdings Inc.	2,775,781	40,138
	Monro Inc.	981,457	39,877
	Levi Strauss & Co. Class A	2,742,642	39,576
[1]	Dillard's Inc. Class A	121,251	39,562
	Matthews International Corp. Class A	921,816	39,288
*	Cars.com Inc.	1,982,139	39,286
[1]	Camping World Holdings Inc. Class A	1,302,180	39,196
*	Integral Ad Science Holding Corp.	2,169,509	39,008
	HNI Corp.	1,374,876	38,744
*	Malibu Boats Inc. Class A	659,406	38,681
	La-Z-Boy Inc.	1,320,956	37,832
*	iRobot Corp.	809,357	36,623
*,1	Fisker Inc. Class A	6,485,583	36,579
*	Under Armour Inc. Class C	5,421,506	36,378
*	Central Garden & Pet Co. Class A	997,380	36,364
	Scholastic Corp.	925,597	35,996
*,1	Dutch Bros Inc. Class A	1,262,242	35,911
	Wolverine World Wide Inc.	2,402,640	35,295
	MillerKnoll Inc.	2,365,995	34,969
*	Madison Square Garden Entertainment Corp. Class A	1,030,939	34,660
*	Portillo's Inc. Class A	1,511,719	34,059
*	Chegg Inc.	3,755,310	33,347
*	Sweetgreen Inc. Class A	2,597,085	33,295
*	Figs Inc. Class A	4,002,813	33,103
*	Sabre Corp.	10,306,747	32,879
	Buckle Inc.	916,866	31,724
		Shares	Market Value• ($000)
[1]	Krispy Kreme Inc.	2,090,545	30,794
	Winmark Corp.	90,427	30,064
	News Corp. Class B	1,514,377	29,864
*	Life Time Group Holdings Inc.	1,512,087	29,743
*	Mister Car Wash Inc.	3,063,543	29,563
*	Lions Gate Entertainment Corp. Class B	3,535,615	29,522
	Monarch Casino & Resort Inc.	415,714	29,287
	Sturm Ruger & Co. Inc.	549,209	29,086
*	Arlo Technologies Inc.	2,553,179	27,855
*	American Axle & Manufacturing Holdings Inc.	3,338,669	27,611
*	Thryv Holdings Inc.	1,117,856	27,499
*	Golden Entertainment Inc.	638,631	26,695
	Dine Brands Global Inc.	452,134	26,237
*	Sun Country Airlines Holdings Inc.	1,145,414	25,749
	Caleres Inc.	1,065,952	25,508
*	Beazer Homes USA Inc.	900,475	25,474
*	Udemy Inc.	2,370,324	25,434
*	Clean Energy Fuels Corp.	5,109,503	25,343
*	G-III Apparel Group Ltd.	1,290,084	24,860
*	Perdoceo Education Corp.	1,951,264	23,942
*	Sphere Entertainment Co.	826,242	22,631
	A-Mark Precious Metals Inc.	600,243	22,470
*	Petco Health & Wellness Co. Inc. Class A	2,517,985	22,410
*	MarineMax Inc.	651,461	22,254
*	BJ's Restaurants Inc.	690,579	21,960
*	Chuy's Holdings Inc.	537,332	21,934
*	Corsair Gaming Inc.	1,232,424	21,863
*	EW Scripps Co. Class A	2,380,474	21,781
*	Denny's Corp.	1,741,210	21,452
*,1	Cava Group Inc.	521,210	21,344
	Sonic Automotive Inc. Class A	444,708	21,199
*	Revolve Group Inc. Class A	1,280,737	21,004
	Steelcase Inc. Class A	2,712,443	20,913
	Gray Television Inc.	2,622,613	20,666
[1]	Guess? Inc.	1,061,862	20,653

9

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Liberty Media Corp.-Liberty Braves Class A	503,130	20,588
*	Stagwell Inc. Class A	2,835,195	20,442
	Standard Motor Products Inc.	542,883	20,369
*	Lions Gate Entertainment Corp. Class A	2,269,727	20,042
	Ethan Allen Interiors Inc.	705,592	19,954
*	Chico's FAS Inc.	3,692,504	19,755
	Arko Corp.	2,482,070	19,732
	RCI Hospitality Holdings Inc.	255,051	19,381
*,1	Dream Finders Homes Inc. Class A	778,333	19,139
*	Central Garden & Pet Co.	487,494	18,900
	Smith & Wesson Brands Inc.	1,433,189	18,689
*	Rover Group Inc. Class A	3,641,764	17,881
*	America's Car-Mart Inc.	175,495	17,511
*	Accel Entertainment Inc. Class A	1,651,081	17,435
*	Sleep Number Corp.	633,551	17,283
*,1	European Wax Center Inc. Class A	926,577	17,262
[1]	Franchise Group Inc.	586,985	16,811
*,1	WW International Inc.	2,486,637	16,710
*	Hawaiian Holdings Inc.	1,548,316	16,675
	Rush Enterprises Inc. Class B	244,440	16,637
*	GoPro Inc. Class A	3,924,228	16,246
[1]	Designer Brands Inc. Class A	1,590,136	16,060
*	MasterCraft Boat Holdings Inc.	519,098	15,910
*,1	Bowlero Corp.	1,359,327	15,823
*,1	Kura Sushi USA Inc. Class A	169,216	15,729
*	Viad Corp.	577,927	15,535
	Interface Inc. Class A	1,745,201	15,340
*	Clear Channel Outdoor Holdings Inc.	11,059,231	15,151
[1]	U-Haul Holding Co.	271,612	15,026
*	Stoneridge Inc.	753,568	14,205
*	Sciplay Corp. Class A	705,371	13,882
*	Xponential Fitness Inc. Class A	804,094	13,871
*	Bally's Corp.	868,349	13,512
*	QuinStreet Inc.	1,509,277	13,327
		Shares	Market Value• ($000)
[1]	Sinclair Inc.	954,858	13,196
*	Liquidity Services Inc.	795,167	13,120
	Carriage Services Inc. Class A	402,181	13,059
	Haverty Furniture Cos. Inc.	432,133	13,059
	Hibbett Inc.	355,884	12,915
*	Hovnanian Enterprises Inc. Class A	128,184	12,717
*	Boston Omaha Corp. Class A	670,390	12,617
	Movado Group Inc.	468,835	12,579
*	First Watch Restaurant Group Inc.	740,198	12,509
	Aaron's Co. Inc.	853,131	12,063
*	iHeartMedia Inc. Class A	3,280,407	11,941
*,1	Playstudios Inc.	2,424,521	11,904
*	Vizio Holding Corp. Class A	1,759,243	11,875
*	Daily Journal Corp.	40,386	11,683
*,1	Mondee Holdings Inc. Class A	1,309,000	11,663
*	Lovesac Co.	428,899	11,559
	Shoe Carnival Inc.	491,916	11,550
*	Lindblad Expeditions Holdings Inc.	1,015,079	11,044
*	AMC Networks Inc. Class A	918,757	10,979
[1]	Marcus Corp.	734,527	10,893
*	Qurate Retail Inc. Class A	10,852,494	10,742
*	Gannett Co. Inc.	4,639,277	10,438
	El Pollo Loco Holdings Inc.	1,182,928	10,374
*,1	OneWater Marine Inc. Class A	282,871	10,251
*,1	Vuzix Corp.	1,963,662	10,015
*	Funko Inc. Class A	918,414	9,937
	Alta Equipment Group Inc.	568,355	9,850
*,1	Blink Charging Co.	1,624,762	9,732
*	Genesco Inc.	385,373	9,650
*	Eastman Kodak Co.	2,070,366	9,565
*	2U Inc.	2,364,776	9,530
*	Frontier Group Holdings Inc.	984,399	9,519
*	Stitch Fix Inc. Class A	2,447,324	9,422
*	Quotient Technology Inc.	2,441,688	9,376
[1]	Cricut Inc. Class A	743,230	9,067
*,1	SES AI Corp.	3,668,700	8,952
*	Children's Place Inc.	378,236	8,779

10

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Johnson Outdoors Inc. Class A	142,149	8,735
	Build-A-Bear Workshop Inc.	398,931	8,545
*	Selectquote Inc.	4,324,874	8,434
*	Destination XL Group Inc.	1,645,333	8,062
	Bluegreen Vacations Holding Corp. Class A	218,751	7,798
	Clarus Corp.	837,408	7,654
*	Zumiez Inc.	459,022	7,647
[1]	Big Lots Inc.	829,589	7,325
*,1	Red Robin Gourmet Burgers Inc.	528,783	7,313
*	Angi Inc. Class A	2,202,894	7,270
*,1	Holley Inc.	1,753,269	7,171
	Entravision Communications Corp. Class A	1,589,251	6,977
*	ONE Group Hospitality Inc.	940,019	6,881
*	Cooper-Standard Holdings Inc.	482,479	6,880
*,1	RealReal Inc.	3,060,752	6,795
*	CarParts.com Inc.	1,596,734	6,786
*	PlayAGS Inc.	1,193,838	6,745
*	Century Casinos Inc.	943,928	6,702
*	Full House Resorts Inc.	992,078	6,647
*	Nerdy Inc.	1,554,944	6,484
*,1	Arhaus Inc. Class A	621,273	6,480
*	Universal Technical Institute Inc.	935,402	6,464
*	1-800-Flowers.com Inc. Class A	819,124	6,389
*	Legacy Housing Corp.	273,001	6,331
*,1	Canoo Inc.	13,188,697	6,323
*,1	Faraday Future Intelligent Electric Inc.	31,496,407	6,299
*	Cardlytics Inc.	995,092	6,289
[1]	Big 5 Sporting Goods Corp.	685,570	6,280
*,1	Snap One Holdings Corp.	531,350	6,190
*	Turtle Beach Corp.	525,515	6,122
*	Sportsman's Warehouse Holdings Inc.	1,060,404	6,044
*,1	ThredUp Inc. Class A	2,409,149	5,878
[1]	Hooker Furnishings Corp.	304,815	5,688
*,1	Traeger Inc.	1,319,878	5,609
	Weyco Group Inc.	207,541	5,539
*	Potbelly Corp.	629,299	5,525
		Shares	Market Value• ($000)
*,1	AMMO Inc.	2,526,145	5,381
[1]	Purple Innovation Inc. Class A	1,927,691	5,359
*	Urban One Inc.	872,038	5,232
*	Tilly's Inc. Class A	737,525	5,170
	Climb Global Solutions Inc.	106,414	5,093
*	Citi Trends Inc.	287,674	5,080
*,1	RumbleON Inc. Class B	404,083	4,994
*,1	Vera Bradley Inc.	774,558	4,949
*	Rush Street Interactive Inc.	1,572,928	4,908
*	Noodles & Co. Class A	1,439,247	4,865
*,1	VOXX International Corp. Class A	389,401	4,860
*	Outbrain Inc.	980,890	4,826
	Bassett Furniture Industries Inc.	318,476	4,790
*	Carrols Restaurant Group Inc.	945,470	4,765
*	Solo Brands Inc. Class A	833,123	4,715
	Rocky Brands Inc.	223,452	4,692
[1]	Nathan's Famous Inc.	56,557	4,442
	Cato Corp. Class A	551,948	4,432
*	LL Flooring Holdings Inc.	1,140,348	4,368
	Marine Products Corp.	255,346	4,305
*	Fiesta Restaurant Group Inc.	536,731	4,262
*	American Outdoor Brands Inc.	479,165	4,159
*	Motorcar Parts of America Inc.	536,128	4,150
[1]	Townsquare Media Inc. Class A	347,347	4,137
[1]	Escalade Inc.	306,383	4,090
*,1	ContextLogic Inc. Class A	619,250	4,075
	Superior Group of Cos. Inc.	435,584	4,068
	Lakeland Industries Inc.	278,050	4,001
*	Fossil Group Inc.	1,551,367	3,987
*	Allbirds Inc. Class A	3,156,493	3,977
*	Latham Group Inc.	1,051,361	3,901
*	Container Store Group Inc.	1,219,767	3,830
*	JAKKS Pacific Inc.	187,996	3,754
*,1	Loop Media Inc.	1,562,500	3,734
*	Tile Shop Holdings Inc.	654,754	3,627
*	Landsea Homes Corp.	387,698	3,621

11

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Biglari Holdings Inc. Class B	18,317	3,611
*,1	BARK Inc.	2,707,298	3,601
*,1	Lincoln Educational Services Corp.	517,099	3,485
*	Universal Electronics Inc.	334,328	3,216
*,1	Rent the Runway Inc. Class A	1,617,196	3,202
*	Superior Industries International Inc.	883,561	3,181
	Canterbury Park Holding Corp.	133,695	3,112
*	Duluth Holdings Inc. Class B	488,310	3,067
*	Lands' End Inc.	385,220	2,989
*,1	Sonder Holdings Inc.	5,595,300	2,968
*	J. Jill Inc.	137,916	2,956
*,1	Reservoir Media Inc.	489,336	2,946
*	American Public Education Inc.	615,683	2,918
	Saga Communications Inc. Class A	134,076	2,864
*,1	Emerald Holding Inc.	690,955	2,833
*	Mesa Air Group Inc.	1,109,713	2,830
	Flexsteel Industries Inc.	141,758	2,794
*	LiveOne Inc.	1,540,686	2,712
*	Strattec Security Corp.	145,120	2,641
[1]	Hamilton Beach Brands Holding Co. Class A	266,756	2,577
*,1	Delta Apparel Inc.	238,958	2,504
*,1	Spruce Power Holding Corp.	3,048,837	2,475
*	Envela Corp.	323,554	2,381
	Lifetime Brands Inc.	401,793	2,270
*	Liberty TripAdvisor Holdings Inc. Class A	3,456,321	2,247
*	Travelzoo	274,335	2,165
	Acme United Corp.	85,287	2,127
*,1	Vacasa Inc. Class A	3,077,400	2,088
*,1	Lee Enterprises Inc.	154,206	2,077
*	Biglari Holdings Inc. Class A	1,924	1,828
*,1	Kartoon Studios Inc.	940,003	1,795
*,1	Lulu's Fashion Lounge Holdings Inc.	692,559	1,752
*	Cumulus Media Inc. Class A	422,698	1,733
*,1	Polished.com Inc.	3,683,713	1,695
	Crown Crafts Inc.	322,459	1,616
*,1	Regis Corp.	1,407,700	1,563
*	Conn's Inc.	411,902	1,524
		Shares	Market Value• ($000)
*	Barnes & Noble Education Inc.	1,197,964	1,509
*,1	Lazydays Holdings Inc.	129,804	1,501
*	Kewaunee Scientific Corp.	96,393	1,493
*	Brilliant Earth Group Inc. Class A	381,195	1,479
*,1	Focus Universal Inc.	928,512	1,421
	CompX International Inc.	64,007	1,395
*,1	Express Inc.	2,253,471	1,337
*	Savers Value Village Inc.	55,904	1,325
*,1	Kirkland's Inc.	458,478	1,279
*	Nautilus Inc.	987,578	1,205
*	Live Ventures Inc.	45,160	1,204
*	Good Times Restaurants Inc.	350,945	1,193
*	Marchex Inc. Class B	546,577	1,159
*	Reading International Inc. Class A	433,226	1,148
*,1	Inspirato Inc.	1,093,600	1,072
*,1	Tupperware Brands Corp.	1,336,831	1,069
*,1	Harte Hanks Inc.	194,041	1,063
[1]	FAT Brands Inc. Class A	153,984	1,059
*	Gaia Inc. Class A	447,999	1,035
	Ark Restaurants Corp.	55,702	1,030
*,1	Red Cat Holdings Inc.	849,136	1,010
*,1	Aterian Inc.	2,126,982	978
*,1	Ondas Holdings Inc.	1,071,044	922
*,1	CuriosityStream Inc.	986,623	920
*,1	Hall of Fame Resort & Entertainment Co.	85,677	895
	NL Industries Inc.	148,433	821
*,2	Luby's Inc.	449,752	801
*,1	Shift Technologies Inc. Class A	347,304	754
*,1	Owlet Inc.	2,177,118	740
*,1	Muscle Maker Inc.	608,212	724
	DallasNews Corp.	176,590	687
*	Envirotech Vehicles Inc.	313,755	659
*,1	Chicken Soup For The Soul Entertainment Inc. Class A	536,840	636
*,1	Fluent Inc.	1,010,603	633
*,1	XWELL Inc.	3,134,508	629
*,1	Wheels Up Experience Inc.	523,272	612

12

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	F45 Training Holdings Inc.	1,211,284	606
*	Charles & Colvard Ltd.	610,246	583
*	Urban One Inc. Class A	96,863	580
*	Koss Corp.	150,699	558
*	FlexShopper Inc.	425,184	544
*,1	Sobr Safe Inc.	310,977	529
*,1	Bird Global Inc. Class A	254,268	514
*	BurgerFi International Inc.	310,543	488
*	Dixie Group Inc.	359,932	479
*,1	AYRO Inc.	673,813	461
*,1	Cineverse Corp.	240,390	458
*,1	Xcel Brands Inc.	251,214	440
*	InterGroup Corp.	12,233	436
*	Salem Media Group Inc. Class A	419,347	402
*,1	Dolphin Entertainment Inc.	229,216	394
	Flanigan's Enterprises Inc.	11,919	367
*	Allied Gaming & Entertainment Inc.	342,015	359
*	Beasley Broadcast Group Inc. Class A	314,502	321
[1]	JOANN Inc.	360,480	315
	Jerash Holdings US Inc.	80,817	301
*,1	Vince Holding Corp.	85,410	249
*	Mullen Automotive Inc.	2,135,011	230
*	Educational Development Corp.	187,438	223
*,1	Volcon Inc.	362,634	207
*	Moving Image Technologies Inc.	128,637	151
*,1	Stran & Co. Inc.	97,248	147
*	Forward Industries Inc.	144,468	139
	RB Global Inc.	2,322	139
[1]	FAT Brands Inc. Class B	17,809	115
*	EzFill Holdings Inc.	48,226	113
*,1	Wag! Group Co.	53,366	112
*	Grove Collaborative Holdings	55,483	98
*,1	Arcimoto Inc.	54,305	79
*	Twin Vee PowerCats Co.	34,923	74
*,1	PARTS iD Inc.	144,290	60
*,1	Digital Media Solutions Inc. Class A	151,164	50
*,1	Rave Restaurant Group Inc.	21,026	42
		Shares	Market Value• ($000)
*,2	SRAX Inc.	590,641	41
*	Yunhong CTI Ltd.	15,471	30
*,1	Applied UV Inc.	7,719	7
*	Emerson Radio Corp.	6,500	4
*,2	Tuesday Morning Corp.	1	—
			195,530,942
Consumer Staples (5.2%)
	Procter & Gamble Co.	73,493,745	11,151,941
	PepsiCo Inc.	42,949,810	7,955,164
	Coca-Cola Co.	121,366,759	7,308,706
	Philip Morris International Inc.	48,406,289	4,725,422
	Mondelez International Inc. Class A	42,445,033	3,095,941
	CVS Health Corp.	39,961,001	2,762,504
	Altria Group Inc.	55,674,103	2,522,037
	Colgate-Palmolive Co.	25,891,822	1,994,706
	McKesson Corp.	4,221,118	1,803,726
	Kimberly-Clark Corp.	10,517,376	1,452,029
	General Mills Inc.	18,330,781	1,405,971
*	Monster Beverage Corp.	22,862,941	1,313,247
	Archer-Daniels-Midland Co.	16,992,549	1,283,957
	Constellation Brands Inc. Class A	5,155,437	1,268,908
	Corteva Inc.	21,094,512	1,208,716
	Sysco Corp.	15,824,774	1,174,198
	Hershey Co.	4,597,570	1,148,013
	AmerisourceBergen Corp.	5,431,273	1,045,140
	Keurig Dr Pepper Inc.	30,628,872	957,765
	Kroger Co.	20,093,596	944,399
	Kraft Heinz Co.	24,826,959	881,357
	Church & Dwight Co. Inc.	7,615,376	763,289
	McCormick & Co. Inc. (Non-Voting)	7,824,214	682,506
	Walgreens Boots Alliance Inc.	22,882,299	651,917
	Brown-Forman Corp. Class B	9,625,097	642,764
	Clorox Co.	3,852,289	612,668
	Kellogg Co.	7,989,251	538,476
	Lamb Weston Holdings Inc.	4,541,534	522,049
	Conagra Brands Inc.	14,856,659	500,967
	J M Smucker Co.	3,157,125	466,213
	Tyson Foods Inc. Class A	8,894,281	453,964
	Bunge Ltd.	4,671,586	440,764

13

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Molson Coors Beverage Co. Class B	5,615,771	369,742
	Hormel Foods Corp.	8,527,252	342,966
*	Darling Ingredients Inc.	4,994,151	318,577
*	US Foods Holding Corp.	6,961,534	306,307
*	Performance Food Group Co.	4,854,944	292,462
	Casey's General Stores Inc.	1,161,999	283,388
	Campbell Soup Co.	6,075,266	277,700
	Albertsons Cos. Inc. Class A	9,755,262	212,860
	Ingredion Inc.	1,947,809	206,370
*	Celsius Holdings Inc.	1,321,892	197,213
*	BellRing Brands Inc.	4,185,835	153,202
*	Post Holdings Inc.	1,590,472	137,814
	Flowers Foods Inc.	5,373,474	133,692
	Lancaster Colony Corp.	600,289	120,712
*	Sprouts Farmers Market Inc.	3,175,073	116,620
*	Simply Good Foods Co.	3,100,206	113,437
[1]	Brown-Forman Corp. Class A	1,626,545	110,719
*	Hostess Brands Inc. Class A	4,158,032	105,281
*,1	Freshpet Inc.	1,529,139	100,633
	Spectrum Brands Holdings Inc.	1,274,793	99,498
	Coca-Cola Consolidated Inc.	143,973	91,570
*	TreeHouse Foods Inc.	1,751,266	88,229
*	Boston Beer Co. Inc. Class A	285,028	87,914
*	Grocery Outlet Holding Corp.	2,737,956	83,809
	WD-40 Co.	422,292	79,665
	Energizer Holdings Inc.	2,228,622	74,837
	Edgewell Personal Care Co.	1,534,385	63,385
	Primo Water Corp.	4,735,904	59,388
	J & J Snack Foods Corp.	364,030	57,648
	Nu Skin Enterprises Inc. Class A	1,633,035	54,217
	Vector Group Ltd.	4,125,538	52,848
	Cal-Maine Foods Inc.	1,166,773	52,505
	MGP Ingredients Inc.	477,336	50,731
	Andersons Inc.	999,551	46,129
	Reynolds Consumer Products Inc.	1,632,808	46,127
*	Herbalife Ltd.	3,029,881	40,116
		Shares	Market Value• ($000)
*	Chefs' Warehouse Inc.	1,079,281	38,595
	Universal Corp.	739,731	36,942
	Ingles Markets Inc. Class A	443,265	36,636
*	United Natural Foods Inc.	1,861,429	36,391
*	National Beverage Corp.	728,505	35,223
*	Hain Celestial Group Inc.	2,798,829	35,013
	Utz Brands Inc.	2,062,507	33,743
	Weis Markets Inc.	510,496	32,779
	Medifast Inc.	337,612	31,114
[1]	B&G Foods Inc.	2,211,063	30,778
	Fresh Del Monte Produce Inc.	1,141,145	29,339
	John B Sanfilippo & Son Inc.	238,376	27,954
*	Sovos Brands Inc.	1,418,968	27,755
	Seaboard Corp.	7,493	26,680
*	Vita Coco Co. Inc.	963,753	25,896
*	Pilgrim's Pride Corp.	1,114,855	23,958
*,1	Beyond Meat Inc.	1,838,192	23,860
	SpartanNash Co.	1,017,792	22,910
*	Beauty Health Co.	2,693,942	22,548
*	USANA Health Sciences Inc.	340,345	21,455
*	Duckhorn Portfolio Inc.	1,427,054	18,509
*	Mission Produce Inc.	1,350,087	16,363
	Tootsie Roll Industries Inc.	452,012	16,006
	Calavo Growers Inc.	512,935	14,885
	ACCO Brands Corp.	2,700,003	14,067
	Turning Point Brands Inc.	575,320	13,813
*,1	Westrock Coffee Co.	1,118,100	12,154
*	Olaplex Holdings Inc.	3,027,448	11,262
	Oil-Dri Corp. of America	162,617	9,593
[1]	Limoneira Co.	586,683	9,129
*,1	Lifecore Biomedical Inc.	937,582	9,066
*	Vital Farms Inc.	742,708	8,905
[1]	PetMed Express Inc.	640,080	8,827
*,1	BRC Inc. Class A	1,202,500	6,205
*	GrowGeneration Corp.	1,753,390	5,962
*	Whole Earth Brands Inc.	1,332,300	5,356
*	Nature's Sunshine Products Inc.	389,518	5,317
*	Seneca Foods Corp. Class A	162,229	5,302
	Natural Grocers by Vitamin Cottage Inc.	424,248	5,201

14

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Village Super Market Inc. Class A	220,062	5,022
*	HF Foods Group Inc.	1,043,844	4,896
*,1	Benson Hill Inc.	3,328,592	4,327
	Alico Inc.	154,013	3,921
*,1	Rite Aid Corp.	1,996,707	3,015
*,1	ProPhase Labs Inc.	408,045	2,962
*,1	Honest Co. Inc.	1,538,602	2,585
*,1	MamaMancini's Holdings Inc.	853,676	2,578
*,1	22nd Century Group Inc.	6,085,365	2,329
*,1	Veru Inc.	1,923,707	2,289
*	LifeMD Inc.	431,468	1,877
*,1	PLBY Group Inc.	969,862	1,629
	AMCON Distributing Co.	7,756	1,574
*,1	AppHarvest Inc.	3,854,745	1,426
*,1	Farmer Bros Co.	511,916	1,418
*	Natural Alternatives International Inc.	162,521	1,206
*,1	Zevia PBC Class A	271,418	1,170
*	Lifeway Foods Inc.	172,782	1,163
*	Vintage Wine Estates Inc.	1,296,027	1,109
	Lifevantage Corp.	253,547	1,103
*	Splash Beverage Group Inc.	950,644	1,065
*	Willamette Valley Vineyards Inc.	152,433	880
*	AquaBounty Technologies Inc.	1,988,764	706
*	Rocky Mountain Chocolate Factory Inc.	128,662	696
*	S&W Seed Co.	558,871	682
*,1	Real Good Food Co. Inc. Class A	175,743	610
*,1	Tattooed Chef Inc.	1,086,098	593
*,1	Bridgford Foods Corp.	41,022	472
*,1	Kaival Brands Innovations Group Inc.	582,869	458
[1]	Mannatech Inc.	30,953	385
*,1	Barfresh Food Group Inc.	233,784	351
*	Coffee Holding Co. Inc.	202,975	282
*,1	Urban-Gro Inc.	227,616	269
*,1	MedAvail Holdings Inc.	967,300	237
*,1	Alkaline Water Co. Inc.	151,584	233
*,1	Local Bounti Corp.	85,217	232
*	Zivo Bioscience Inc.	81,788	198
		Shares	Market Value• ($000)
*,1	Blue Apron Holdings Inc. Class A	28,291	165
*,1	Yield10 Bioscience Inc.	65,737	146
*	Better Choice Co. Inc.	413,653	87
*,1	Stryve Foods Inc. Class A	32,837	20
*	Fresh Vine Wine Inc.	4,620	1
*,1,2	Fresh Market Inc.	661,450	—
			69,559,593
Energy (4.3%)
	Exxon Mobil Corp.	126,053,383	13,519,225
	Chevron Corp.	56,112,342	8,829,277
	ConocoPhillips	37,807,922	3,917,279
	Schlumberger NV	44,443,467	2,183,063
	EOG Resources Inc.	18,250,341	2,088,569
	Marathon Petroleum Corp.	13,215,387	1,540,914
	Pioneer Natural Resources Co.	7,290,775	1,510,503
	Phillips 66	14,362,693	1,369,914
	Valero Energy Corp.	11,262,824	1,321,129
	Williams Cos. Inc.	37,999,459	1,239,922
	Occidental Petroleum Corp.	20,849,301	1,225,939
	Hess Corp.	8,620,067	1,171,898
	Cheniere Energy Inc.	7,196,250	1,096,421
	Kinder Morgan Inc.	59,285,297	1,020,893
	Baker Hughes Co. Class A	31,568,279	997,873
	Devon Energy Corp.	20,017,401	967,641
	ONEOK Inc.	13,938,128	860,261
	Halliburton Co.	25,379,969	837,285
	Diamondback Energy Inc.	5,658,036	743,240
*	Enphase Energy Inc.	4,283,753	717,443
*	First Solar Inc.	3,162,337	601,129
	Coterra Energy Inc.	22,486,349	568,905
	Targa Resources Corp.	7,058,992	537,189
	EQT Corp.	11,266,766	463,402
	Marathon Oil Corp.	19,304,214	444,383
	Chesapeake Energy Corp.	3,990,674	333,940
	APA Corp.	9,685,465	330,952
	Ovintiv Inc.	7,594,347	289,117
	Texas Pacific Land Corp.	192,064	252,852
	Range Resources Corp.	7,162,479	210,577
*	Southwestern Energy Co.	34,224,506	205,689
	HF Sinclair Corp.	4,488,148	200,216
	NOV Inc.	12,270,321	196,816

15

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Antero Resources Corp.	8,537,003	196,607
*,1	Plug Power Inc.	18,896,186	196,331
	PDC Energy Inc.	2,756,119	196,070
	ChampionX Corp.	6,201,140	192,483
	Chord Energy Corp.	1,225,593	188,496
	Matador Resources Co.	3,524,783	184,417
	Murphy Oil Corp.	4,600,046	176,182
	Civitas Resources Inc.	2,496,554	173,186
*	Transocean Ltd.	21,560,552	151,139
	DT Midstream Inc.	3,036,846	150,536
*	Weatherford International plc	2,225,341	147,807
*	Noble Corp. plc	3,543,799	146,394
	PBF Energy Inc. Class A	3,500,299	143,302
*	Shoals Technologies Group Inc. Class A	5,267,540	134,638
*	Denbury Inc.	1,472,913	127,053
	Antero Midstream Corp.	10,738,372	124,565
	Equitrans Midstream Corp.	13,022,065	124,491
	Magnolia Oil & Gas Corp. Class A	5,755,560	120,291
	SM Energy Co.	3,791,409	119,922
	Arcosa Inc.	1,514,265	114,736
	Helmerich & Payne Inc.	2,939,816	104,216
*	Array Technologies Inc.	4,449,806	100,566
	California Resources Corp.	2,177,521	98,620
	Northern Oil & Gas Inc.	2,581,578	88,600
*	CNX Resources Corp.	4,786,549	84,818
	Cactus Inc. Class A	1,991,758	84,291
	Peabody Energy Corp.	3,816,607	82,668
	Permian Resources Corp. Class A	7,507,469	82,282
*,1	ChargePoint Holdings Inc.	9,062,922	79,663
*	Tidewater Inc.	1,418,941	78,666
	Patterson-UTI Energy Inc.	6,199,811	74,212
[1]	Sitio Royalties Corp. Class A	2,643,326	69,440
*	Callon Petroleum Co.	1,918,946	67,297
	Liberty Energy Inc. Class A	4,917,265	65,744
	Warrior Met Coal Inc.	1,617,535	63,003
	Alpha Metallurgical Resources Inc.	381,415	62,689
	Arch Resources Inc.	546,611	61,636
		Shares	Market Value• ($000)
*	NEXTracker Inc. Class A	1,497,779	59,627
*	Oceaneering International Inc.	3,134,887	58,622
*	Green Plains Inc.	1,749,167	56,393
*	NexTier Oilfield Solutions Inc.	6,198,303	55,413
	CONSOL Energy Inc.	808,281	54,809
	New Fortress Energy Inc.	1,958,175	52,440
*	Ameresco Inc. Class A	1,005,838	48,914
	Delek US Holdings Inc.	1,979,927	47,419
	Archrock Inc.	4,587,221	47,019
*	Talos Energy Inc.	3,351,463	46,485
*	Par Pacific Holdings Inc.	1,671,199	44,471
*	Diamond Offshore Drilling Inc.	3,054,954	43,502
	World Kinect Corp.	1,827,108	37,785
[1]	Comstock Resources Inc.	3,136,753	36,386
*	Gulfport Energy Corp.	345,894	36,343
*	NOW Inc.	3,468,298	35,932
	Core Laboratories Inc.	1,464,154	34,042
*,1	Fluence Energy Inc. Class A	1,255,813	33,455
*	Helix Energy Solutions Group Inc.	4,466,722	32,964
	CVR Energy Inc.	936,117	28,046
*,1	Earthstone Energy Inc. Class A	1,944,086	27,781
*,1	FuelCell Energy Inc.	12,547,591	27,103
*,1	SunPower Corp.	2,745,685	26,908
*	MRC Global Inc.	2,579,179	25,972
*,1	Stem Inc.	4,531,301	25,919
*	Nabors Industries Ltd.	277,528	25,818
*	ProPetro Holding Corp.	3,073,248	25,324
*	Dril-Quip Inc.	1,087,564	25,308
*,1	Tellurian Inc.	16,208,795	22,854
*	Vital Energy Inc.	500,598	22,602
	Select Water Solutions Inc. Class A	2,504,296	20,285
	RPC Inc.	2,816,529	20,138
*	Bristow Group Inc. Class A	693,278	19,918
*,1	NextDecade Corp.	2,424,790	19,907
	SunCoke Energy Inc.	2,522,025	19,848
[1]	Kinetik Holdings Inc. Class A	538,522	18,924
*	REX American Resources Corp.	477,153	16,610

16

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	Vitesse Energy Inc.	730,922	16,373
	SandRidge Energy Inc.	933,349	14,234
*	Oil States International Inc.	1,848,601	13,809
*,1	SilverBow Resources Inc.	469,507	13,672
	Berry Corp.	1,914,730	13,173
*	Montauk Renewables Inc.	1,737,042	12,924
*	TPI Composites Inc.	1,239,552	12,854
*	Newpark Resources Inc.	2,449,089	12,809
*,1	EVgo Inc. Class A	3,179,153	12,717
	VAALCO Energy Inc.	3,343,681	12,572
*	Centrus Energy Corp. Class A	371,662	12,101
*	TETRA Technologies Inc.	3,494,648	11,812
[1]	Crescent Energy Co. Class A	1,091,086	11,369
*	W&T Offshore Inc.	2,896,052	11,208
*,1	Gevo Inc.	6,871,435	10,445
	Enviva Inc.	949,277	10,300
*	DMC Global Inc.	534,243	9,488
	Atlas Energy Solutions Inc. Class A	538,222	9,343
*,1	SEACOR Marine Holdings Inc.	735,140	8,403
*,1	Forum Energy Technologies Inc.	324,803	8,312
*,1	Aemetis Inc.	1,111,968	8,151
*,1	Solid Power Inc.	3,190,048	8,103
	Solaris Oilfield Infrastructure Inc. Class A	935,530	7,793
*,1	ProFrac Holding Corp. Class A	655,618	7,317
*	Amplify Energy Corp.	1,044,290	7,070
	Evolution Petroleum Corp.	849,097	6,852
[1]	Granite Ridge Resources Inc.	1,004,600	6,660
*,1	Hallador Energy Co.	722,014	6,188
[1]	Ramaco Resources Inc. Class A	675,765	5,703
*	American Superconductor Corp.	824,756	5,163
*,1	FTC Solar Inc.	1,483,424	4,777
*,1	Matrix Service Co.	785,548	4,627
[1]	Riley Exploration Permian Inc.	125,900	4,497
*,1	Ring Energy Inc.	2,558,293	4,375
		Shares	Market Value• ($000)
	NACCO Industries Inc. Class A	120,968	4,193
*,1	Ranger Energy Services Inc. Class A	406,911	4,167
*,1	OPAL Fuels Inc. Class A	490,434	3,659
*	Geospace Technologies Corp.	460,675	3,579
*,1	American Resources Corp.	1,756,997	3,444
*,1	KLX Energy Services Holdings Inc.	348,116	3,387
*,1	Beam Global	317,644	3,288
	PHX Minerals Inc.	1,009,748	3,150
*	Natural Gas Services Group Inc.	310,277	3,072
	Epsilon Energy Ltd.	514,276	2,746
*,1	ESS Tech Inc.	1,593,000	2,342
*,1	Empire Petroleum Corp.	238,346	2,169
*,1	Nine Energy Service Inc.	508,263	1,947
*	Ideal Power Inc.	149,114	1,759
*,1	PrimeEnergy Resources Corp.	19,076	1,756
*	Kodiak Gas Services Inc.	97,540	1,584
*	Mammoth Energy Services Inc.	308,591	1,490
*,1	Sunworks Inc.	1,299,138	1,468
*,1	Ramaco Resources Inc. Class B	135,153	1,434
*	Smart Sand Inc.	860,390	1,411
*,1	Flotek Industries Inc.	1,811,795	1,330
*,1	Battalion Oil Corp.	223,426	1,276
*,1	Heliogen Inc.	4,874,100	1,194
*	Gulf Island Fabrication Inc.	358,485	1,165
	Adams Resources & Energy Inc.	31,232	1,098
*	Profire Energy Inc.	830,050	1,021
*,1	Stabilis Solutions Inc.	169,932	855
*	PEDEVCO Corp.	768,132	703
	Barnwell Industries Inc.	267,900	683
*,1	Independence Contract Drilling Inc.	225,114	615
*,1	Ocean Power Technologies Inc.	1,001,472	601
*,1	Dawson Geophysical Co.	275,110	558
	Mexco Energy Corp.	44,605	536
*,1	Houston American Energy Corp.	231,528	493

17

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Advent Technologies Holdings Inc.	760,618	448
*,1	Capstone Green Energy Corp.	297,760	357
	Energy Services of America Corp.	121,699	353
*	Superior Drilling Products Inc.	258,628	318
*,1	Pineapple Energy Inc.	163,316	224
*,1	Camber Energy Inc.	332,002	212
[1]	US Energy Corp.	108,748	154
*,1	iSun Inc.	242,226	97
*,1	Enservco Corp.	189,900	61
*	NCS Multistage Holdings Inc.	800	14
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	8,839	10
*,1	Tidewater Inc. Class B Warrants Exp. 7/31/23	9,555	2
*,2	Pineapple Energy Inc. CVR	69,639	—
*,1,2	Next Bridge Hydrocarbons Inc.	1,763,201	—
			57,923,816
Financials (10.1%)
*	Berkshire Hathaway Inc. Class B	55,589,985	18,956,185
	JPMorgan Chase & Co.	91,109,505	13,250,966
	Bank of America Corp.	211,121,739	6,057,083
	Wells Fargo & Co.	117,001,006	4,993,603
	S&P Global Inc.	9,994,204	4,006,576
	Morgan Stanley	39,035,878	3,333,664
	Goldman Sachs Group Inc.	9,506,478	3,066,219
	Marsh & McLennan Cos. Inc.	15,423,667	2,900,883
	BlackRock Inc.	3,971,444	2,744,824
	Charles Schwab Corp.	46,901,480	2,658,376
	Citigroup Inc.	57,631,337	2,653,347
	Chubb Ltd.	12,900,182	2,484,059
	Progressive Corp.	18,256,995	2,416,678
	Aon plc Class A	6,040,842	2,085,299
	CME Group Inc.	11,220,961	2,079,132
	Blackstone Inc.	22,018,732	2,047,082
	Intercontinental Exchange Inc.	17,432,509	1,971,268
	Moody's Corp.	4,855,272	1,688,275
	US Bancorp	47,741,790	1,577,389
	PNC Financial Services Group Inc.	12,461,770	1,569,560
		Shares	Market Value• ($000)
	Arthur J Gallagher & Co.	6,678,473	1,466,392
	American International Group Inc.	22,560,966	1,298,158
	Travelers Cos. Inc.	7,273,728	1,263,156
	Truist Financial Corp.	41,556,223	1,261,231
	Aflac Inc.	16,991,267	1,185,990
	KKR & Co. Inc.	20,159,790	1,128,948
	MSCI Inc. Class A	2,368,479	1,111,504
	Ameriprise Financial Inc.	3,249,356	1,079,306
	Bank of New York Mellon Corp.	22,969,247	1,022,591
	MetLife Inc.	17,905,748	1,012,212
	Prudential Financial Inc.	11,354,334	1,001,679
	Apollo Global Management Inc.	12,411,502	953,327
	Discover Financial Services	7,902,537	923,411
	Allstate Corp.	8,216,941	895,975
*	Arch Capital Group Ltd.	11,046,784	826,852
	T. Rowe Price Group Inc.	6,997,969	783,913
	Willis Towers Watson plc	3,320,247	781,918
	State Street Corp.	9,908,386	725,096
	Hartford Financial Services Group Inc.	9,691,983	698,017
	M&T Bank Corp.	5,186,694	641,905
	Raymond James Financial Inc.	5,962,364	618,715
	Nasdaq Inc.	12,210,841	608,710
	Broadridge Financial Solutions Inc.	3,669,830	607,834
	Principal Financial Group Inc.	7,573,856	574,401
	Fifth Third Bancorp	21,283,786	557,848
*	Markel Group Inc.	394,017	544,996
*	Berkshire Hathaway Inc. Class A	1,051	544,218
	LPL Financial Holdings Inc.	2,422,741	526,777
	Regions Financial Corp.	29,360,820	523,210
	Brown & Brown Inc.	7,068,710	486,610
	Ares Management Corp. Class A	5,038,845	485,493
	Huntington Bancshares Inc.	44,930,070	484,346
	FactSet Research Systems Inc.	1,193,287	478,090
	Cincinnati Financial Corp.	4,911,547	477,992

18

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Everest Re Group Ltd.	1,353,999	462,878
	Northern Trust Corp.	6,189,466	458,887
	Cboe Global Markets Inc.	3,301,394	455,625
	First Citizens BancShares Inc. Class A	315,420	404,826
	Citizens Financial Group Inc.	14,353,375	374,336
	W R Berkley Corp.	6,102,780	363,482
	Loews Corp.	6,044,218	358,906
*,1	Coinbase Global Inc. Class A	4,678,786	334,767
	Annaly Capital Management Inc.	15,393,605	308,026
	MarketAxess Holdings Inc.	1,172,156	306,425
	Equitable Holdings Inc.	11,141,966	302,616
	Globe Life Inc.	2,754,034	301,897
	RenaissanceRe Holdings Ltd.	1,565,983	292,087
	Fidelity National Financial Inc.	8,054,699	289,969
	Reinsurance Group of America Inc.	2,080,292	288,516
	American Financial Group Inc.	2,261,222	268,520
	KeyCorp	29,032,610	268,261
	Kinsale Capital Group Inc.	683,775	255,869
	Carlyle Group Inc.	7,925,330	253,214
	New York Community Bancorp Inc.	22,507,026	252,979
	Interactive Brokers Group Inc. Class A	3,043,736	252,843
	Franklin Resources Inc.	9,358,373	249,962
	Unum Group	5,218,549	248,925
	Tradeweb Markets Inc. Class A	3,606,364	246,964
	Invesco Ltd.	14,142,082	237,728
	East West Bancorp Inc.	4,382,324	231,343
	Ally Financial Inc.	8,388,138	226,564
	SEI Investments Co.	3,759,116	224,119
	Primerica Inc.	1,125,958	222,669
	Voya Financial Inc.	3,036,060	217,716
*,1	SoFi Technologies Inc.	25,017,189	208,643
	Assurant Inc.	1,651,663	207,647
	Old Republic International Corp.	8,228,982	207,123
	Webster Financial Corp.	5,410,587	204,250
		Shares	Market Value• ($000)
*	Robinhood Markets Inc. Class A	19,604,938	195,657
	Cullen/Frost Bankers Inc.	1,808,531	194,471
	AGNC Investment Corp.	18,878,193	191,236
	First Horizon Corp.	16,711,575	188,339
	Stifel Financial Corp.	3,156,316	188,337
	RLI Corp.	1,342,444	183,203
	Selective Insurance Group Inc.	1,885,269	180,892
[1]	Starwood Property Trust Inc.	9,155,724	177,621
	First American Financial Corp.	3,057,537	174,341
	Comerica Inc.	4,079,566	172,810
	Commerce Bancshares Inc.	3,501,485	170,522
	Jefferies Financial Group Inc.	5,138,386	170,440
	Affiliated Managers Group Inc.	1,118,449	167,644
	Erie Indemnity Co. Class A	794,972	166,952
	OneMain Holdings Inc.	3,759,265	164,242
	Blue Owl Capital Inc. Class A	13,871,916	161,608
	Prosperity Bancshares Inc.	2,846,189	160,753
	Morningstar Inc.	795,331	155,941
	SouthState Corp.	2,356,515	155,059
	Houlihan Lokey Inc. Class A	1,572,972	154,639
	Essent Group Ltd.	3,192,787	149,422
	Rithm Capital Corp.	15,346,099	143,486
	Home BancShares Inc.	6,194,214	141,228
	Bank OZK	3,453,712	138,701
	MGIC Investment Corp.	8,745,690	138,094
	Wintrust Financial Corp.	1,884,586	136,859
	Lincoln National Corp.	5,281,545	136,053
	Popular Inc.	2,239,678	135,545
*	Ryan Specialty Holdings Inc. Class A	3,008,712	135,061
	Evercore Inc. Class A	1,079,872	133,461
	Columbia Banking System Inc.	6,460,579	131,021
	Synovus Financial Corp.	4,308,294	130,326
	Pinnacle Financial Partners Inc.	2,266,279	128,385
	FNB Corp.	11,178,896	127,887

19

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Axis Capital Holdings Ltd.	2,375,279	127,861
	Old National Bancorp	9,129,913	127,271
	United Bankshares Inc.	4,211,663	124,960
	Zions Bancorp NA	4,623,114	124,177
	Radian Group Inc.	4,894,540	123,734
	SLM Corp.	7,519,878	122,724
	First Financial Bankshares Inc.	4,236,893	120,709
	American Equity Investment Life Holding Co.	2,302,090	119,962
	Western Alliance Bancorp	3,228,317	117,737
	Hanover Insurance Group Inc.	999,665	112,992
	Janus Henderson Group plc	4,111,679	112,043
	Cadence Bank	5,670,028	111,359
	Glacier Bancorp Inc.	3,464,359	107,984
	FirstCash Holdings Inc.	1,155,581	107,850
[1]	Blackstone Mortgage Trust Inc. Class A	5,163,500	107,452
	Lazard Ltd. Class A	3,338,556	106,834
	White Mountains Insurance Group Ltd.	76,291	105,961
	Valley National Bancorp	13,393,057	103,796
*	Enstar Group Ltd.	418,218	102,146
*,1	Credit Acceptance Corp.	200,458	101,819
*	Brighthouse Financial Inc.	2,123,657	100,555
	Assured Guaranty Ltd.	1,783,589	99,524
*	Mr Cooper Group Inc.	1,944,181	98,453
	Hancock Whitney Corp.	2,523,404	96,848
	Kemper Corp.	1,994,221	96,241
	Moelis & Co. Class A	2,121,391	96,184
	Federated Hermes Inc. Class B	2,619,733	93,917
*	Focus Financial Partners Inc. Class A	1,719,490	90,290
	Corebridge Financial Inc.	5,053,909	89,252
	Artisan Partners Asset Management Inc. Class A	2,204,107	86,643
	United Community Banks Inc.	3,424,614	85,581
		Shares	Market Value• ($000)
	Walker & Dunlop Inc.	1,025,419	81,100
	CNO Financial Group Inc.	3,394,823	80,355
	Hamilton Lane Inc. Class A	995,680	79,634
	Jackson Financial Inc. Class A	2,589,748	79,272
	Community Bank System Inc.	1,675,031	78,525
*,1	Upstart Holdings Inc.	2,171,327	77,755
*	Texas Capital Bancshares Inc.	1,502,392	77,373
	International Bancshares Corp.	1,733,719	76,630
	UMB Financial Corp.	1,202,759	73,248
*	Genworth Financial Inc. Class A	14,495,451	72,477
	WSFS Financial Corp.	1,918,263	72,357
	Associated Banc-Corp	4,436,542	72,005
	First Hawaiian Inc.	3,962,876	71,371
	Ameris Bancorp	2,077,820	71,082
	First Bancorp	5,740,729	70,152
*	Axos Financial Inc.	1,767,979	69,729
*,1	Marathon Digital Holdings Inc.	5,024,743	69,643
	Cathay General Bancorp	2,159,000	69,498
	Piper Sandler Cos.	531,191	68,662
*	NMI Holdings Inc. Class A	2,592,013	66,926
[1]	Arbor Realty Trust Inc.	4,488,396	66,518
	Simmons First National Corp. Class A	3,755,637	64,785
	ServisFirst Bancshares Inc.	1,531,757	62,680
	First Interstate BancSystem Inc. Class A	2,623,039	62,533
*,1	Riot Platforms Inc.	5,269,992	62,291
	Fulton Financial Corp.	5,158,597	61,490
	Eastern Bankshares Inc.	4,956,254	60,813
	Pacific Premier Bancorp Inc.	2,935,874	60,714
	Independent Bank Corp.	1,353,319	60,236
	Atlantic Union Bankshares Corp.	2,320,293	60,212
	BOK Financial Corp.	731,033	59,053
	Seacoast Banking Corp. of Florida	2,668,651	58,977
	First Financial Bancorp	2,785,969	56,945

20

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	PennyMac Financial Services Inc.	796,231	55,983
	CVB Financial Corp.	4,204,136	55,831
	TPG Inc. Class A	1,878,183	54,956
	Ready Capital Corp.	4,850,686	54,716
	Washington Federal Inc.	2,032,255	53,895
	First Merchants Corp.	1,830,358	51,671
	Navient Corp.	2,774,763	51,555
	BancFirst Corp.	558,673	51,398
	Bank of Hawaii Corp.	1,241,953	51,206
	BankUnited Inc.	2,369,028	51,053
*	Bancorp Inc.	1,551,841	50,668
	Virtu Financial Inc. Class A	2,943,322	50,301
*	Enova International Inc.	936,341	49,738
	Apollo Commercial Real Estate Finance Inc.	4,347,135	49,210
	Towne Bank	2,091,042	48,596
	PJT Partners Inc. Class A	688,730	47,963
*	Cannae Holdings Inc.	2,370,436	47,907
*	BRP Group Inc. Class A	1,900,572	47,096
	Banner Corp.	1,063,032	46,423
	Park National Corp.	451,927	46,241
*	StoneX Group Inc.	547,760	45,508
	BGC Partners Inc. Class A	10,246,361	45,391
	WesBanco Inc.	1,749,375	44,802
	Cohen & Steers Inc.	762,112	44,195
	Hilltop Holdings Inc.	1,400,750	44,068
	Renasant Corp.	1,646,358	43,019
	Enterprise Financial Services Corp.	1,094,017	42,776
	Nelnet Inc. Class A	439,845	42,436
*	Palomar Holdings Inc.	730,244	42,383
	Virtus Investment Partners Inc.	213,585	42,177
	Chimera Investment Corp.	7,252,311	41,846
	StepStone Group Inc. Class A	1,678,978	41,655
	Northwest Bancshares Inc.	3,929,591	41,654
	Claros Mortgage Trust Inc.	3,612,379	40,964
	Two Harbors Investment Corp.	2,950,722	40,956
[1]	Compass Diversified Holdings	1,861,617	40,378
	NBT Bancorp Inc.	1,267,025	40,355
*	Goosehead Insurance Inc. Class A	641,031	40,314
		Shares	Market Value• ($000)
	First Commonwealth Financial Corp.	3,148,479	39,828
*	Triumph Financial Inc.	652,994	39,650
	Pathward Financial Inc.	854,891	39,633
	City Holding Co.	433,270	38,990
	OFG Bancorp	1,488,977	38,833
	Safehold Inc.	1,622,951	38,513
	Federal Agricultural Mortgage Corp. Class C	267,201	38,407
	Horace Mann Educators Corp.	1,291,179	38,296
*	Clearwater Analytics Holdings Inc. Class A	2,410,178	38,250
	Ladder Capital Corp. Class A	3,521,228	38,205
	Victory Capital Holdings Inc. Class A	1,198,838	37,811
	Independent Bank Group Inc.	1,079,873	37,288
	PennyMac Mortgage Investment Trust	2,763,682	37,254
	Stock Yards Bancorp Inc.	813,249	36,897
	First Bancorp (XNGS)	1,232,444	36,665
	Provident Financial Services Inc.	2,230,718	36,450
	Lakeland Financial Corp.	750,722	36,425
	Trustmark Corp.	1,681,109	35,505
	MFA Financial Inc.	3,151,750	35,426
	Franklin BSP Realty Trust Inc.	2,479,804	35,114
*,1	Lemonade Inc.	2,060,137	34,713
	Argo Group International Holdings Ltd.	1,160,903	34,374
[1]	ARMOUR Residential REIT Inc.	6,431,773	34,281
	Stewart Information Services Corp.	832,823	34,262
	National Bank Holdings Corp. Class A	1,165,379	33,843
	First Busey Corp.	1,657,232	33,310
*	Encore Capital Group Inc.	672,352	32,690
	AMERISAFE Inc.	611,177	32,588
*,1	Rocket Cos. Inc. Class A	3,583,839	32,111
	Safety Insurance Group Inc.	446,732	32,040
*	LendingClub Corp.	3,283,854	32,018
	Employers Holdings Inc.	851,294	31,847

21

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Oscar Health Inc. Class A	3,936,237	31,726
	Stellar Bancorp Inc.	1,369,973	31,359
	Heartland Financial USA Inc.	1,120,040	31,216
	FB Financial Corp.	1,112,191	31,197
	S&T Bancorp Inc.	1,140,060	30,998
*	Open Lending Corp.	2,935,132	30,848
	PacWest Bancorp	3,743,639	30,511
	TriCo Bancshares	913,476	30,327
	Westamerica Bancorp	791,697	30,322
	Sandy Spring Bancorp Inc.	1,325,600	30,065
[1]	Ellington Financial Inc.	2,098,573	28,960
	Hope Bancorp Inc.	3,426,966	28,855
	Veritex Holdings Inc.	1,607,760	28,827
*	Customers Bancorp Inc.	938,563	28,401
	New York Mortgage Trust Inc.	2,841,360	28,186
	Bank First Corp.	336,118	27,965
	OceanFirst Financial Corp.	1,780,077	27,805
	Live Oak Bancshares Inc.	1,036,424	27,268
	Berkshire Hills Bancorp Inc.	1,301,404	26,978
	Origin Bancorp Inc.	916,754	26,861
*	PRA Group Inc.	1,170,822	26,753
	Nicolet Bankshares Inc.	393,817	26,744
	Mercury General Corp.	867,129	26,248
*	Avantax Inc.	1,160,382	25,969
	WisdomTree Inc.	3,780,368	25,933
	Peoples Bancorp Inc.	963,346	25,577
	BrightSpire Capital Inc. Class A	3,762,826	25,324
	Lakeland Bancorp Inc.	1,860,651	24,914
	ProAssurance Corp.	1,647,124	24,855
	Enact Holdings Inc.	988,708	24,846
	Capitol Federal Financial Inc.	3,952,960	24,390
[1]	B. Riley Financial Inc.	521,564	23,982
	Southside Bancshares Inc.	911,789	23,852
	National Western Life Group Inc. Class A	55,873	23,219
	German American Bancorp Inc.	845,495	22,981
	First Bancshares Inc.	878,809	22,708
*,1	Trupanion Inc.	1,151,229	22,656
	Redwood Trust Inc.	3,510,195	22,360
*	SiriusPoint Ltd.	2,468,652	22,292
		Shares	Market Value• ($000)
	Brookline Bancorp Inc.	2,542,527	22,222
[1]	Dynex Capital Inc.	1,723,960	21,705
	Preferred Bank	389,302	21,408
	TFS Financial Corp.	1,691,987	21,268
	QCR Holdings Inc.	514,779	21,121
	Eagle Bancorp Inc.	997,446	21,106
	Brightsphere Investment Group Inc.	981,747	20,568
	ConnectOne Bancorp Inc.	1,192,696	19,787
*	Ambac Financial Group Inc.	1,386,506	19,744
	Dime Community Bancshares Inc.	1,101,151	19,413
	Tompkins Financial Corp.	348,113	19,390
*	AssetMark Financial Holdings Inc.	640,865	19,008
	Community Trust Bancorp Inc.	515,007	18,319
	Banc of California Inc.	1,550,511	17,955
[1]	UWM Holdings Corp. Class A	3,194,929	17,892
	Old Second Bancorp Inc.	1,367,182	17,855
	Heritage Financial Corp.	1,102,412	17,826
	KKR Real Estate Finance Trust Inc.	1,451,080	17,660
	Premier Financial Corp.	1,072,357	17,179
	James River Group Holdings Ltd.	921,185	16,821
	Amerant Bancorp Inc. Class A	951,334	16,353
	United Fire Group Inc.	714,514	16,191
	TrustCo Bank Corp.	550,930	15,762
	Farmers National Banc Corp.	1,273,130	15,749
	Great Southern Bancorp Inc.	302,904	15,366
	Univest Financial Corp.	848,090	15,333
	P10 Inc. Class A	1,343,205	15,178
*	Columbia Financial Inc.	872,234	15,081
	Diamond Hill Investment Group Inc.	87,521	14,992
	Washington Trust Bancorp Inc.	552,876	14,823
	Hanmi Financial Corp.	968,596	14,461

22

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Heritage Commerce Corp.	1,711,952	14,175
	Byline Bancorp Inc.	777,481	14,065
	Northfield Bancorp Inc.	1,279,932	14,054
	First Mid Bancshares Inc.	570,379	13,769
*,1	EZCORP Inc. Class A	1,624,375	13,612
	F&G Annuities & Life Inc.	544,128	13,484
[1]	NewtekOne Inc.	847,975	13,483
	TPG RE Finance Trust Inc.	1,817,114	13,465
[1]	Invesco Mortgage Capital Inc.	1,170,252	13,423
	Peapack-Gladstone Financial Corp.	493,833	13,373
	Kearny Financial Corp.	1,871,083	13,191
	Universal Insurance Holdings Inc.	826,787	12,757
	First Community Bankshares Inc.	427,273	12,703
*	World Acceptance Corp.	94,353	12,644
[1]	NexPoint Diversified Real Estate Trust	1,006,100	12,596
	Central Pacific Financial Corp.	801,026	12,584
[1]	Orchid Island Capital Inc.	1,210,826	12,532
	Camden National Corp.	403,181	12,487
	Mercantile Bank Corp.	445,144	12,295
	Midland States Bancorp Inc.	614,037	12,225
	Capital City Bank Group Inc.	397,180	12,170
	Cambridge Bancorp	222,214	12,068
	HarborOne Bancorp Inc.	1,385,460	12,026
*	CrossFirst Bankshares Inc.	1,202,409	12,024
*	MBIA Inc.	1,382,103	11,941
	Southern Missouri Bancorp Inc.	310,151	11,925
	Horizon Bancorp Inc.	1,130,130	11,765
*	Coastal Financial Corp.	308,378	11,610
[1]	HCI Group Inc.	187,501	11,584
	Business First Bancshares Inc.	759,255	11,442
	Hingham Institution For Savings	53,653	11,438
	HomeTrust Bancshares Inc.	539,258	11,265
	Merchants Bancorp	434,604	11,117
		Shares	Market Value• ($000)
	Amalgamated Financial Corp.	689,657	11,097
	GCM Grosvenor Inc. Class A	1,437,229	10,837
*	Metropolitan Bank Holding Corp.	311,071	10,804
	Republic Bancorp Inc. Class A	253,793	10,786
*	Carter Bankshares Inc.	712,025	10,531
*	Skyward Specialty Insurance Group Inc.	410,865	10,436
	CNB Financial Corp.	588,697	10,391
	Flushing Financial Corp.	829,310	10,192
	Independent Bank Corp. (Michigan)	599,260	10,163
	Bar Harbor Bankshares	412,183	10,156
	Equity Bancshares Inc. Class A	443,588	10,105
	Metrocity Bankshares Inc.	558,211	9,986
	First Financial Corp.	303,859	9,866
	1st Source Corp.	234,956	9,852
	Citizens Financial Services Inc.	131,902	9,823
	Tiptree Inc. Class A	651,681	9,782
	Alerus Financial Corp.	537,268	9,660
	Esquire Financial Holdings Inc.	206,705	9,455
	SmartFinancial Inc.	428,719	9,222
	American National Bankshares Inc.	302,173	8,757
	Waterstone Financial Inc.	604,252	8,756
	Civista Bancshares Inc.	497,943	8,664
	Northeast Bank	206,474	8,604
	Macatawa Bank Corp.	925,613	8,590
	Granite Point Mortgage Trust Inc.	1,592,579	8,441
	Arrow Financial Corp.	412,793	8,314
	Mid Penn Bancorp Inc.	374,344	8,266
*	Greenlight Capital Re Ltd. Class A	776,574	8,181
	First of Long Island Corp.	676,836	8,136
	Northeast Community Bancorp Inc.	542,663	8,075
	Donegal Group Inc. Class A	556,771	8,034

23

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Norwood Financial Corp.	270,795	7,997
	Citizens & Northern Corp.	410,526	7,923
	Bank of Marin Bancorp	447,868	7,914
*	Blue Foundry Bancorp	782,802	7,914
	ACNB Corp.	236,741	7,853
	Peoples Financial Services Corp.	179,285	7,851
	West Bancorp Inc.	414,402	7,629
	First Bancorp Inc.	312,385	7,603
*,1	Forge Global Holdings Inc.	3,118,181	7,577
	Farmers & Merchants Bancorp Inc.	333,453	7,506
	Enterprise Bancorp Inc.	255,668	7,399
*	LendingTree Inc.	321,603	7,111
	Financial Institutions Inc.	450,573	7,092
	FS Bancorp Inc.	235,608	7,085
	Crawford & Co. Class B	747,804	7,022
	John Marshall Bancorp Inc.	346,600	6,963
	Northrim Bancorp Inc.	176,916	6,958
	BayCom Corp.	415,597	6,932
	Home Bancorp Inc.	206,339	6,853
	Regional Management Corp.	224,220	6,839
	Sierra Bancorp	394,292	6,691
	Unity Bancorp Inc.	282,715	6,669
	Guaranty Bancshares Inc.	245,483	6,648
[1]	Chicago Atlantic Real Estate Finance Inc.	438,773	6,647
	South Plains Financial Inc.	292,506	6,584
	AFC Gamma Inc.	528,841	6,584
	Five Star Bancorp	293,908	6,575
*	eHealth Inc.	816,369	6,564
[3]	Franklin Financial Services Corp.	233,400	6,475
	Codorus Valley Bancorp Inc.	327,297	6,418
	First Bank	617,725	6,412
	MVB Financial Corp.	303,098	6,389
	Oppenheimer Holdings Inc. Class A	158,975	6,388
	MidWestOne Financial Group Inc.	298,754	6,384
	Fidelity D&D Bancorp Inc.	130,243	6,329
		Shares	Market Value• ($000)
	Virginia National Bankshares Corp.	195,778	6,294
	Summit Financial Group Inc.	304,535	6,292
	Red River Bancshares Inc.	127,746	6,277
	Greene County Bancorp Inc.	210,368	6,269
	Middlefield Banc Corp.	232,314	6,226
	First Foundation Inc.	1,567,086	6,221
	Orrstown Financial Services Inc.	324,496	6,214
	Timberland Bancorp Inc.	242,733	6,209
	Capstar Financial Holdings Inc.	501,635	6,155
*,1	Hagerty Inc. Class A	651,800	6,101
	First Business Financial Services Inc.	205,340	6,055
	Plumas Bancorp	168,907	6,028
*,1	Hippo Holdings Inc.	362,560	5,993
	PCB Bancorp	401,511	5,906
	Shore Bancshares Inc.	509,859	5,894
*	Third Coast Bancshares Inc.	367,175	5,827
*	Ocwen Financial Corp.	193,274	5,792
	Silvercrest Asset Management Group Inc. Class A	285,560	5,783
	Primis Financial Corp.	682,667	5,748
*	Oportun Financial Corp.	960,206	5,732
*	Bridgewater Bancshares Inc.	574,377	5,658
	National Bankshares Inc.	192,376	5,615
*	Southern First Bancshares Inc.	226,710	5,611
	HBT Financial Inc.	302,790	5,583
*	FVCBankcorp Inc.	514,940	5,546
[1]	Medallion Financial Corp.	698,986	5,529
	Investors Title Co.	37,598	5,489
	Ames National Corp.	304,055	5,482
*,1	Ponce Financial Group Inc.	620,432	5,392
	MainStreet Bancshares Inc.	235,247	5,331
	C&F Financial Corp.	99,227	5,329
*,1	Arlington Asset Investment Corp. Class A	1,148,538	5,318
	Princeton Bancorp Inc.	191,688	5,237

24

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Parke Bancorp Inc.	306,015	5,199
	RBB Bancorp	435,114	5,195
	Colony Bankcorp Inc.	550,804	5,189
	Central Valley Community Bancorp	335,244	5,180
*	NI Holdings Inc.	346,493	5,145
	Greenhill & Co. Inc.	347,793	5,095
	Community Financial Corp.	186,822	5,061
	BCB Bancorp Inc.	430,285	5,052
	LCNB Corp.	335,831	4,957
	Bankwell Financial Group Inc.	201,545	4,914
	ChoiceOne Financial Services Inc.	210,670	4,845
[1]	Seven Hills Realty Trust	466,244	4,784
	Penns Woods Bancorp Inc.	190,432	4,767
*,1	Heritage Global Inc.	1,309,445	4,740
	Blue Ridge Bankshares Inc.	525,645	4,652
*	Malvern Bancorp Inc.	282,834	4,455
	Capital Bancorp Inc.	244,772	4,430
	First Community Corp.	254,872	4,425
*	First Western Financial Inc.	222,640	4,141
	Great Ajax Corp.	672,741	4,124
	Evans Bancorp Inc.	164,147	4,092
	Sculptor Capital Management Inc. Class A	462,486	4,084
	Western New England Bancorp Inc.	692,944	4,047
	Investar Holding Corp.	331,586	4,016
[1]	Sachem Capital Corp.	1,149,710	4,013
*	ECB Bancorp Inc.	306,402	4,008
	Chemung Financial Corp.	103,526	3,976
	Orange County Bancorp Inc.	107,232	3,968
	Provident Bancorp Inc.	470,772	3,898
	ESSA Bancorp Inc.	257,669	3,852
	AG Mortgage Investment Trust Inc.	622,463	3,809
	Salisbury Bancorp Inc.	159,453	3,777
[1]	Nexpoint Real Estate Finance Inc.	241,453	3,764
*	Consumer Portfolio Services Inc.	316,832	3,697
		Shares	Market Value• ($000)
	First Internet Bancorp	247,933	3,682
	Meridian Corp.	367,884	3,605
	OP Bancorp	427,154	3,601
	Bank7 Corp.	146,279	3,588
	Westwood Holdings Group Inc.	277,372	3,439
*	Pioneer Bancorp Inc.	382,436	3,423
	Eagle Bancorp Montana Inc.	257,546	3,407
*,1	Citizens Inc. Class A	1,402,435	3,380
	Southern States Bancshares Inc.	158,092	3,336
*	Heritage Insurance Holdings Inc.	864,537	3,328
*	California Bancorp	219,318	3,290
*,1	SWK Holdings Corp.	195,910	3,280
*	Sterling Bancorp Inc.	590,269	3,229
	William Penn Bancorp	318,150	3,229
	HMN Financial Inc.	169,922	3,184
	HomeStreet Inc.	535,464	3,170
	Peoples Bancorp of North Carolina Inc.	172,294	3,141
*,1	Maiden Holdings Ltd.	1,475,921	3,099
*	Guild Holdings Co. Class A	272,500	3,096
[1]	Cherry Hill Mortgage Investment Corp.	638,375	3,083
	Federal Agricultural Mortgage Corp. Class A	24,971	3,046
*,1	Kingsway Financial Services Inc.	365,337	2,978
*	Bogota Financial Corp.	364,181	2,972
	Hawthorn Bancshares Inc.	164,209	2,948
	Riverview Bancorp Inc.	571,750	2,882
*	Finance of America Cos. Inc. Class A	1,481,602	2,830
	First Northwest Bancorp	246,872	2,809
	Territorial Bancorp Inc.	226,146	2,777
	Summit State Bank	181,477	2,742
	Luther Burbank Corp.	304,937	2,720
	First United Corp.	188,849	2,693
	BankFinancial Corp.	328,418	2,686
	Hanover Bancorp Inc.	145,775	2,621
	First Financial Northwest Inc.	230,131	2,617
*	Security National Financial Corp. Class A	293,859	2,607
*	Velocity Financial Inc.	225,504	2,600

25

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,3	1895 Bancorp of Wisconsin Inc.	331,179	2,480
*,1	Root Inc. Class A	270,892	2,422
	Provident Financial Holdings Inc.	178,916	2,312
	Finward Bancorp	101,400	2,312
*,1	Bakkt Holdings Inc.	1,805,265	2,220
*	ACRES Commercial Realty Corp.	245,355	2,169
	TC Bancshares Inc.	151,263	2,163
	Union Bankshares Inc.	92,353	2,120
	Old Point Financial Corp.	119,700	2,076
[1]	Ellington Residential Mortgage REIT	285,662	2,060
*	Broadway Financial Corp.	2,114,129	2,051
*,1	GoHealth Inc. Class A	103,498	2,040
	First Savings Financial Group Inc.	153,781	2,030
*	loanDepot Inc. Class A	957,261	2,029
	Western Asset Mortgage Capital Corp.	228,767	2,029
	First Guaranty Bancshares Inc.	167,977	1,890
*	USCB Financial Holdings Inc.	181,956	1,856
	LINKBANCORP Inc.	306,437	1,839
[1]	Angel Oak Mortgage REIT Inc.	216,627	1,785
*	Finwise Bancorp	196,982	1,763
*	NSTS Bancorp Inc.	186,636	1,747
	Associated Capital Group Inc. Class A	48,920	1,732
*	Catalyst Bancorp Inc.	151,200	1,668
*,1	United Insurance Holdings Corp.	367,379	1,639
	Partners Bancorp	255,395	1,581
*,1	BM Technologies Inc.	520,345	1,551
	First Capital Inc.	47,706	1,475
*,1	Midwest Holding Inc.	54,287	1,453
[1]	Lument Finance Trust Inc.	736,731	1,400
	Manhattan Bridge Capital Inc.	262,659	1,326
*	Great Elm Group Inc.	643,568	1,319
[1]	Hennessy Advisors Inc.	185,534	1,314
	Bayfirst Financial Corp.	95,510	1,289
	CF Bankshares Inc.	78,617	1,195
	US Global Investors Inc. Class A	376,672	1,153
		Shares	Market Value• ($000)
*,1	Dave Inc.	214,024	1,141
	IF Bancorp Inc.	74,957	1,082
*	Republic First Bancorp Inc.	1,174,692	1,057
*,1	Ashford Inc.	104,740	1,018
*,1	OppFi Inc.	489,345	998
[1]	Curo Group Holdings Corp.	735,347	993
	AmeriServ Financial Inc.	351,198	892
*	Patriot National Bancorp Inc.	101,605	869
*	Altisource Asset Management Corp.	13,490	758
*	Nicholas Financial Inc.	148,305	744
*,1	Doma Holdings Inc.	150,618	744
	CB Financial Services Inc.	34,085	693
*	Safeguard Scientifics Inc.	417,279	689
[1]	MarketWise Inc.	304,854	610
*	Generations Bancorp NY Inc.	66,721	605
*	CXApp Inc.	50,571	552
	Lake Shore Bancorp Inc.	49,379	547
	Bank of the James Financial Group Inc.	57,500	534
*,1	BioRestorative Therapies Inc.	121,046	534
*,1	Siebert Financial Corp.	188,535	468
*	PB Bankshares Inc.	34,141	468
*,1	Sunlight Financial Holdings Inc.	1,506,790	437
*	Carver Bancorp Inc.	133,111	359
*,1	NeuroOne Medical Technologies Corp.	268,451	322
	Kentucky First Federal Bancorp	44,324	275
	Kingstone Cos. Inc.	193,591	248
	Village Bank & Trust Financial Corp.	5,510	240
*,1	Oxbridge Re Holdings Ltd.	130,164	233
*,1,2	Palisade Bio Inc. CVR	204,224	196
*	Hallmark Financial Services Inc.	27,447	154
*	OptimumBank Holdings Inc.	48,881	145
*,1	Ault Alliance Inc.	27,340	141
	First Seacoast Bancorp	15,123	125
	Texas Community Bancshares Inc.	8,728	106
	FNCB Bancorp Inc.	15,430	92

26

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Atlantic American Corp.	36,081	70
*	FG Financial Group Inc.	35,157	65
*	CFSB Bancorp Inc.	4,406	35
*	Vericity Inc.	2,736	17
*,1	SHF Holdings Inc.	20,499	11
*,1,2	Cogent Biosciences Inc. CVR	400,874	—
			136,925,014
Health Care (12.9%)
	UnitedHealth Group Inc.	29,027,945	13,951,991
	Johnson & Johnson	81,039,927	13,413,729
	Eli Lilly & Co.	26,639,610	12,493,444
	Merck & Co. Inc.	79,146,697	9,132,737
	AbbVie Inc.	55,022,189	7,413,140
	Pfizer Inc.	176,033,715	6,456,917
	Thermo Fisher Scientific Inc.	12,025,032	6,274,060
	Abbott Laboratories	54,229,759	5,912,128
	Danaher Corp.	20,694,550	4,966,692
	Bristol-Myers Squibb Co.	65,512,455	4,189,521
*	Intuitive Surgical Inc.	10,924,299	3,735,455
	Amgen Inc.	16,654,313	3,697,591
	Medtronic plc	41,496,945	3,655,881
	Elevance Health Inc.	7,392,558	3,284,440
	Stryker Corp.	10,655,910	3,251,012
	Gilead Sciences Inc.	38,962,195	3,002,816
*	Vertex Pharmaceuticals Inc.	8,032,653	2,826,771
	Cigna Group	9,227,847	2,589,334
*	Boston Scientific Corp.	45,605,093	2,466,779
	Becton Dickinson & Co.	8,877,505	2,343,750
*	Regeneron Pharmaceuticals Inc.	3,197,785	2,297,736
	Zoetis Inc. Class A	12,973,999	2,234,252
	HCA Healthcare Inc.	6,430,232	1,951,447
*	Edwards Lifesciences Corp.	18,908,263	1,783,616
	Humana Inc.	3,897,769	1,742,809
*	Dexcom Inc.	12,095,361	1,554,375
*	IQVIA Holdings Inc.	5,788,549	1,301,092
*	IDEXX Laboratories Inc.	2,586,726	1,299,131
*	Biogen Inc.	4,507,097	1,283,847
*	Moderna Inc.	10,107,606	1,228,074
*	Centene Corp.	17,119,514	1,154,711
	Agilent Technologies Inc.	9,171,888	1,102,920
	ResMed Inc.	4,581,249	1,001,003
	GE HealthCare Technologies Inc.	12,053,000	979,186
		Shares	Market Value• ($000)
	Zimmer Biomet Holdings Inc.	6,511,845	948,125
*	Illumina Inc.	4,927,191	923,799
*	Veeva Systems Inc. Class A	4,538,495	897,397
	West Pharmaceutical Services Inc.	2,311,015	883,894
*	Seagen Inc.	4,394,026	845,674
*	Align Technology Inc.	2,272,423	803,620
	Cardinal Health Inc.	7,931,196	750,053
*	Alnylam Pharmaceuticals Inc.	3,874,507	735,924
*	Horizon Therapeutics plc	7,118,518	732,140
	Baxter International Inc.	15,752,244	717,672
	STERIS plc	3,097,828	696,949
	Laboratory Corp. of America Holdings	2,760,194	666,118
*	Insulet Corp.	2,169,683	625,606
*	Hologic Inc.	7,690,018	622,661
	Cooper Cos. Inc.	1,541,490	591,054
*	Molina Healthcare Inc.	1,823,587	549,337
*	Exact Sciences Corp.	5,638,444	529,450
*	BioMarin Pharmaceutical Inc.	5,885,695	510,172
	Quest Diagnostics Inc.	3,506,169	492,827
	Revvity Inc.	3,896,015	462,808
*	Avantor Inc.	21,030,083	431,958
	Bio-Techne Corp.	4,905,834	400,463
*	Penumbra Inc.	1,130,001	388,788
	Viatris Inc.	37,285,886	372,113
	Royalty Pharma plc Class A	11,959,653	367,640
*	Incyte Corp.	5,901,668	367,379
	Teleflex Inc.	1,464,924	354,556
*	Charles River Laboratories International Inc.	1,587,738	333,822
*	Henry Schein Inc.	4,095,886	332,176
*	Shockwave Medical Inc.	1,145,240	326,863
*	United Therapeutics Corp.	1,468,122	324,088
*	Sarepta Therapeutics Inc.	2,773,917	317,669
	Universal Health Services Inc. Class B	1,863,469	294,000
*	Inspire Medical Systems Inc.	904,411	293,608
*	Neurocrine Biosciences Inc.	3,024,839	285,242
*	Apellis Pharmaceuticals Inc.	3,104,672	282,836

27

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	DENTSPLY SIRONA Inc.	6,583,206	263,460
*	Masimo Corp.	1,575,805	259,299
*	Tenet Healthcare Corp.	3,184,477	259,153
	Chemed Corp.	463,402	251,011
*	Bio-Rad Laboratories Inc. Class A	650,521	246,626
*	Jazz Pharmaceuticals plc	1,926,271	238,800
*	Repligen Corp.	1,645,288	232,742
*	Catalent Inc.	5,330,149	231,115
	Bruker Corp.	2,974,005	219,838
*	Acadia Healthcare Co. Inc.	2,746,550	218,735
*	Karuna Therapeutics Inc.	1,005,995	218,150
	Encompass Health Corp.	2,989,561	202,423
*	Exelixis Inc.	10,094,218	192,901
*	Lantheus Holdings Inc.	2,118,285	177,766
*	Ionis Pharmaceuticals Inc.	4,249,964	174,376
*	Medpace Holdings Inc.	724,924	174,105
*	Option Care Health Inc.	5,357,678	174,071
*	Envista Holdings Corp.	5,075,110	171,742
*	Intra-Cellular Therapies Inc.	2,674,047	169,321
*	IVERIC bio Inc.	4,272,035	168,062
*	HealthEquity Inc.	2,651,216	167,398
*	Natera Inc.	3,427,267	166,771
	Organon & Co.	7,925,161	164,923
*	agilon health Inc.	9,473,078	164,263
*	Alkermes plc	5,146,725	161,092
*	Elanco Animal Health Inc.	15,679,846	157,739
	Ensign Group Inc.	1,650,061	157,515
*	DaVita Inc.	1,555,050	156,236
*	10X Genomics Inc. Class A	2,767,484	154,536
*	ImmunoGen Inc.	8,073,383	152,345
*	Merit Medical Systems Inc.	1,788,051	149,553
*	Halozyme Therapeutics Inc.	4,078,162	147,099
*	Globus Medical Inc. Class A	2,419,351	144,048
	Perrigo Co. plc	4,198,655	142,544
*	Novocure Ltd.	3,303,330	137,088
*	Syneos Health Inc.	3,221,851	135,769
*	Haemonetics Corp.	1,572,207	133,858
*	Vaxcyte Inc.	2,677,025	133,691
	CONMED Corp.	953,346	129,550
		Shares	Market Value• ($000)
*	QuidelOrtho Corp.	1,559,279	129,202
*	Teladoc Health Inc.	5,092,856	128,951
*	ICU Medical Inc.	710,956	126,685
*	Guardant Health Inc.	3,413,985	122,221
*	Blueprint Medicines Corp.	1,882,365	118,965
*	Arrowhead Pharmaceuticals Inc.	3,224,365	114,981
*	Doximity Inc. Class A	3,333,877	113,418
*	Amicus Therapeutics Inc.	8,816,119	110,730
*	R1 RCM Inc.	5,919,559	109,216
*	Intellia Therapeutics Inc.	2,622,264	106,936
*	TG Therapeutics Inc.	4,275,911	106,214
*	Madrigal Pharmaceuticals Inc.	452,831	104,604
*	Omnicell Inc.	1,398,071	102,996
	Premier Inc. Class A	3,710,344	102,628
*	Evolent Health Inc. Class A	3,364,776	101,953
*	Glaukos Corp.	1,421,647	101,235
	Select Medical Holdings Corp.	3,171,917	101,057
*	Neogen Corp.	4,568,786	99,371
*	Enovis Corp.	1,535,130	98,433
*	Surgery Partners Inc.	2,165,021	97,404
*	Ultragenyx Pharmaceutical Inc.	2,095,429	96,662
*	Pacific Biosciences of California Inc.	7,183,906	95,546
*	Azenta Inc.	2,037,198	95,096
*	PTC Therapeutics Inc.	2,319,543	94,336
*	Denali Therapeutics Inc.	3,195,420	94,297
*	Amedisys Inc.	1,019,532	93,226
*	iRhythm Technologies Inc.	892,694	93,126
*	Prestige Consumer Healthcare Inc.	1,552,184	92,246
*	Cytokinetics Inc.	2,823,409	92,100
*	Integer Holdings Corp.	1,035,142	91,724
*	Progyny Inc.	2,327,400	91,560
	Patterson Cos. Inc.	2,744,897	91,295
*	Reata Pharmaceuticals Inc. Class A	893,223	91,073
*	ACADIA Pharmaceuticals Inc.	3,788,447	90,733
*	Insmed Inc.	4,276,884	90,242
*	Integra LifeSciences Holdings Corp.	2,163,793	88,997
*	Inari Medical Inc.	1,469,263	85,423
*,1	Ginkgo Bioworks Holdings Inc. Class A	45,722,150	85,043

28

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Privia Health Group Inc.	3,221,435	84,112
*,1	Axsome Therapeutics Inc.	1,161,045	83,433
*	Krystal Biotech Inc.	691,299	81,159
*	TransMedics Group Inc.	954,831	80,187
*	STAAR Surgical Co.	1,502,940	79,010
*	REVOLUTION Medicines Inc.	2,951,207	78,945
*	Axonics Inc.	1,550,272	78,242
*	Vir Biotechnology Inc.	3,119,430	76,520
*	Beam Therapeutics Inc.	2,373,833	75,796
*	Sage Therapeutics Inc.	1,603,510	75,397
*	Akero Therapeutics Inc.	1,494,927	69,798
*	Certara Inc.	3,787,131	68,964
*	AtriCure Inc.	1,390,991	68,659
*	NuVasive Inc.	1,626,685	67,654
*	Chinook Therapeutics Inc.	1,733,981	66,620
*	NeoGenomics Inc.	4,058,246	65,216
*	Revance Therapeutics Inc.	2,557,025	64,718
*	Amphastar Pharmaceuticals Inc.	1,117,347	64,214
*	Bridgebio Pharma Inc.	3,525,900	60,645
*	CorVel Corp.	311,706	60,315
*	RadNet Inc.	1,848,287	60,291
*	Morphic Holding Inc.	1,051,451	60,280
*	Mirati Therapeutics Inc.	1,625,375	58,725
*	Sotera Health Co.	3,097,696	58,361
*	Cerevel Therapeutics Holdings Inc.	1,795,406	57,076
*	Veracyte Inc.	2,222,792	56,615
*	Myriad Genetics Inc.	2,416,904	56,024
*,1	Corcept Therapeutics Inc.	2,512,032	55,893
	US Physical Therapy Inc.	458,225	55,624
*	Vericel Corp.	1,467,340	55,128
*	Pacira BioSciences Inc.	1,355,764	54,325
*	Dynavax Technologies Corp.	4,187,112	54,097
*	Geron Corp.	16,323,452	52,398
*	DICE Therapeutics Inc.	1,110,362	51,587
*	Celldex Therapeutics Inc.	1,484,024	50,353
*	Tandem Diabetes Care Inc.	2,017,498	49,509
*	Agios Pharmaceuticals Inc.	1,730,342	49,003
		Shares	Market Value• ($000)
*	Phreesia Inc.	1,571,319	48,727
*	Supernus Pharmaceuticals Inc.	1,605,289	48,255
*	Xencor Inc.	1,894,502	47,306
*	Addus HomeCare Corp.	507,702	47,064
*	Ventyx Biosciences Inc.	1,417,946	46,509
*	Alphatec Holdings Inc.	2,586,336	46,502
*	Iovance Biotherapeutics Inc.	6,583,733	46,349
*	Protagonist Therapeutics Inc.	1,657,276	45,774
*	Relay Therapeutics Inc.	3,632,704	45,627
*	Viking Therapeutics Inc.	2,770,879	44,916
*	PROCEPT BioRobotics Corp.	1,264,456	44,699
*	Zentalis Pharmaceuticals Inc.	1,583,344	44,666
*	SpringWorks Therapeutics Inc.	1,668,330	43,744
*	Ironwood Pharmaceuticals Inc. Class A	4,107,483	43,704
*	Maravai LifeSciences Holdings Inc. Class A	3,507,001	43,592
*	Owens & Minor Inc.	2,279,062	43,393
*	UFP Technologies Inc.	222,253	43,084
*	Hims & Hers Health Inc.	4,519,954	42,488
*	Apollo Medical Holdings Inc.	1,339,899	42,341
*	Syndax Pharmaceuticals Inc.	2,007,243	42,012
*	Catalyst Pharmaceuticals Inc.	3,068,916	41,246
*	BioCryst Pharmaceuticals Inc.	5,854,541	41,216
*	Ideaya Biosciences Inc.	1,719,946	40,419
	LeMaitre Vascular Inc.	587,904	39,554
	Embecta Corp.	1,785,361	38,564
*	Rocket Pharmaceuticals Inc.	1,880,723	37,370
*	Avanos Medical Inc.	1,453,009	37,139
*	Arcellx Inc.	1,164,439	36,820
*	Nuvalent Inc. Class A	868,748	36,635
*	Silk Road Medical Inc.	1,118,088	36,327
*	Harmony Biosciences Holdings Inc.	1,030,401	36,260

29

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Amylyx Pharmaceuticals Inc.	1,658,566	35,775
*	Ligand Pharmaceuticals Inc.	495,497	35,725
*	Travere Therapeutics Inc.	2,315,408	35,565
*	Arvinas Inc.	1,431,237	35,523
*	Pediatrix Medical Group Inc.	2,481,048	35,256
	Healthcare Services Group Inc.	2,327,311	34,747
*	89bio Inc.	1,816,267	34,418
*	Twist Bioscience Corp.	1,665,793	34,082
*	Treace Medical Concepts Inc.	1,315,755	33,657
*	Outset Medical Inc.	1,530,598	33,474
*	Replimune Group Inc.	1,418,904	32,947
*	Viridian Therapeutics Inc.	1,378,789	32,801
*	Cymabay Therapeutics Inc.	2,986,738	32,705
*	MannKind Corp.	7,757,777	31,574
*	SI-BONE Inc.	1,147,891	30,970
*	Immunovant Inc.	1,627,709	30,878
*,1	Cassava Sciences Inc.	1,231,881	30,206
*	Arcus Biosciences Inc.	1,454,232	29,535
*,1	Warby Parker Inc. Class A	2,505,204	29,286
*	Cogent Biosciences Inc.	2,470,640	29,252
*	Crinetics Pharmaceuticals Inc.	1,609,013	28,994
*,1	Rhythm Pharmaceuticals Inc.	1,741,954	28,725
*,1	Multiplan Corp.	13,533,512	28,556
*	Accolade Inc.	2,115,278	28,493
*	AdaptHealth Corp. Class A	2,337,979	28,453
	National Research Corp.	649,903	28,277
*	Cytek Biosciences Inc.	3,288,520	28,084
*	Pliant Therapeutics Inc.	1,547,645	28,043
*	Varex Imaging Corp.	1,183,858	27,904
*	OPKO Health Inc.	12,728,537	27,621
*	Kymera Therapeutics Inc.	1,196,248	27,502
*	Avid Bioservices Inc.	1,945,642	27,181
	National HealthCare Corp.	436,033	26,956
*	Mirum Pharmaceuticals Inc.	1,037,813	26,848
		Shares	Market Value• ($000)
*	ANI Pharmaceuticals Inc.	494,490	26,618
*	Nevro Corp.	1,046,584	26,604
*	Adaptive Biotechnologies Corp.	3,938,397	26,427
*	Avidity Biosciences Inc.	2,380,299	26,398
*	Recursion Pharmaceuticals Inc. Class A	3,518,932	26,286
*	NextGen Healthcare Inc.	1,616,270	26,216
*	Inhibrx Inc.	1,008,455	26,179
*	BioLife Solutions Inc.	1,173,331	25,931
*	Keros Therapeutics Inc.	628,012	25,234
*	Deciphera Pharmaceuticals Inc.	1,760,798	24,792
*	REGENXBIO Inc.	1,239,237	24,772
*	Innoviva Inc.	1,926,684	24,527
*	DocGo Inc.	2,537,297	23,774
*	ADMA Biologics Inc.	6,411,673	23,659
*	ACELYRIN Inc.	1,131,724	23,653
*	Brookdale Senior Living Inc.	5,604,636	23,652
*	Verve Therapeutics Inc.	1,246,541	23,373
*,1	Ardelyx Inc.	6,867,148	23,280
*	Kura Oncology Inc.	2,195,764	23,231
*	Quanterix Corp.	1,026,087	23,138
*,1	Point Biopharma Global Inc.	2,497,527	22,628
	Atrion Corp.	39,845	22,540
*	RAPT Therapeutics Inc.	1,200,884	22,457
*	Fulgent Genetics Inc.	603,703	22,355
*	MiMedx Group Inc.	3,362,582	22,227
*	Day One Biopharmaceuticals Inc.	1,857,067	22,173
*,1	EQRx Inc.	11,586,300	21,551
*,1	LifeStance Health Group Inc.	2,350,645	21,461
*	Collegium Pharmaceutical Inc.	991,246	21,302
*	4D Molecular Therapeutics Inc.	1,139,344	20,588
*	Arcturus Therapeutics Holdings Inc.	716,967	20,563
*,1	Editas Medicine Inc.	2,492,584	20,514
*	Health Catalyst Inc.	1,626,169	20,327
*,1	Prime Medicine Inc.	1,363,505	19,975
*,1	Lyell Immunopharma Inc.	6,174,266	19,634
*,1	Novavax Inc.	2,637,431	19,596
*	OrthoPediatrics Corp.	446,225	19,567
*	Artivion Inc.	1,123,317	19,310

30

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Aclaris Therapeutics Inc.	1,838,428	19,064
*	Orthofix Medical Inc.	1,023,278	18,480
*,1	Anavex Life Sciences Corp.	2,266,872	18,430
*	RxSight Inc.	632,138	18,206
*,1	Harrow Health Inc.	948,928	18,068
*	ModivCare Inc.	396,009	17,904
*	Enhabit Inc.	1,542,041	17,733
	HealthStream Inc.	721,873	17,729
*,1	Sana Biotechnology Inc.	2,968,610	17,693
*	Paragon 28 Inc.	990,890	17,578
*	Community Health Systems Inc.	3,983,855	17,529
*	Tactile Systems Technology Inc.	702,000	17,501
*,1	Disc Medicine Inc.	384,215	17,059
*	Agiliti Inc.	1,009,959	16,664
*	OmniAb Inc.	3,296,609	16,582
*,1	Zymeworks Inc.	1,911,300	16,514
*	Marinus Pharmaceuticals Inc.	1,507,998	16,377
*,1	Biomea Fusion Inc.	745,055	16,354
*	Dyne Therapeutics Inc.	1,453,532	16,352
*,1	Phathom Pharmaceuticals Inc.	1,108,452	15,873
*	Nurix Therapeutics Inc.	1,571,546	15,700
*,1	Sharecare Inc.	8,872,250	15,526
*	Alignment Healthcare Inc.	2,680,972	15,416
*	Voyager Therapeutics Inc.	1,344,790	15,398
*	Agenus Inc.	9,346,776	14,955
*,1	23andMe Holding Co. Class A	8,501,758	14,878
*,1	Cabaletta Bio Inc.	1,142,580	14,751
*	Arcutis Biotherapeutics Inc.	1,539,117	14,668
*	2seventy bio Inc.	1,443,176	14,605
*	American Well Corp. Class A	6,917,282	14,526
*,1	Enliven Therapeutics Inc.	699,300	14,273
*,1	Scilex Holding Co.	2,559,800	14,258
*,1	Aldeyra Therapeutics Inc.	1,696,710	14,235
*,1	Seres Therapeutics Inc.	2,966,502	14,210
*	CareDx Inc.	1,662,508	14,131
*,1	Avita Medical Inc.	816,217	13,884
*	Tarsus Pharmaceuticals Inc.	748,349	13,523
*	Pulmonx Corp.	1,028,344	13,482
		Shares	Market Value• ($000)
*,1	Vera Therapeutics Inc. Class A	835,574	13,411
*	Surmodics Inc.	421,394	13,194
*	PetIQ Inc. Class A	867,296	13,157
*	MaxCyte Inc.	2,818,256	12,936
*	Enanta Pharmaceuticals Inc.	602,469	12,893
*	GoodRx Holdings Inc. Class A	2,333,432	12,881
*,1	ProKidney Corp. Class A	1,135,200	12,703
*,1	Theravance Biopharma Inc.	1,226,993	12,699
*	Kiniksa Pharmaceuticals Ltd. Class A	893,713	12,583
*	Axogen Inc.	1,375,595	12,559
*	Cerus Corp.	5,068,933	12,470
*	Intercept Pharmaceuticals Inc.	1,123,441	12,425
*	Amneal Pharmaceuticals Inc.	3,989,978	12,369
*	Alector Inc.	2,043,595	12,282
*	Fate Therapeutics Inc.	2,562,686	12,198
*,1	Cano Health Inc.	8,751,480	12,165
*	Accuray Inc.	3,121,853	12,082
*,1	Liquidia Corp.	1,531,173	12,020
*	Ocular Therapeutix Inc.	2,311,862	11,929
*,1	AnaptysBio Inc.	574,301	11,681
*,1	Coherus Biosciences Inc.	2,731,727	11,664
*,1	Allogene Therapeutics Inc.	2,346,639	11,663
*	AngioDynamics Inc.	1,113,842	11,617
*	Anika Therapeutics Inc.	438,739	11,398
*	Vanda Pharmaceuticals Inc.	1,722,130	11,349
*	Castle Biosciences Inc.	819,406	11,242
*	Mersana Therapeutics Inc.	3,413,782	11,231
*	Mineralys Therapeutics Inc.	658,659	11,230
*	Bluebird Bio Inc.	3,387,541	11,145
*,4	Scilex Holding Co. (Acquired 1/23/23, Cost $23,090)	2,203,228	11,045
*	Stoke Therapeutics Inc.	1,029,440	10,943
*	OraSure Technologies Inc.	2,157,546	10,809
*,1	Xeris Biopharma Holdings Inc.	4,106,991	10,760

31

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Terns Pharmaceuticals Inc.	1,218,066	10,658
*	Emergent BioSolutions Inc.	1,443,279	10,608
*,1	Savara Inc.	3,255,385	10,401
*	KalVista Pharmaceuticals Inc.	1,153,121	10,378
*	Pennant Group Inc.	840,720	10,324
*,1	X4 Pharmaceuticals Inc.	5,283,949	10,251
*	Computer Programs & Systems Inc.	407,736	10,067
*	MacroGenics Inc.	1,875,612	10,035
*	Zimvie Inc.	886,345	9,954
*	iTeos Therapeutics Inc.	750,688	9,939
*	Cullinan Oncology Inc.	922,529	9,926
*,1	Omeros Corp.	1,822,044	9,912
*,1	Senseonics Holdings Inc.	12,947,685	9,880
	iRadimed Corp.	204,005	9,739
*,1	HilleVax Inc.	566,155	9,732
*	SomaLogic Inc.	4,157,015	9,603
*,1	Scholar Rock Holding Corp.	1,264,195	9,532
*,1	Butterfly Network Inc.	4,113,565	9,461
[1]	Carisma Therapeutics Inc.	1,054,782	9,250
*,1	Clover Health Investments Corp. Class A	10,280,134	9,222
*	Edgewise Therapeutics Inc.	1,189,398	9,218
*,1	Summit Therapeutics Inc.	3,662,182	9,192
*,1	Entrada Therapeutics Inc.	600,633	9,094
*,1	Olema Pharmaceuticals Inc.	1,006,591	9,090
	Utah Medical Products Inc.	96,930	9,034
*,1	Assertio Holdings Inc.	1,658,779	8,991
*,1	ORIC Pharmaceuticals Inc.	1,154,936	8,962
*	Viemed Healthcare Inc.	907,059	8,871
*,1	P3 Health Partners Inc.	2,966,384	8,869
*	Alpine Immune Sciences Inc.	851,829	8,757
*	Lexicon Pharmaceuticals Inc.	3,702,774	8,479
*	Atea Pharmaceuticals Inc.	2,253,893	8,430
*,1	Invitae Corp.	7,454,414	8,423
		Shares	Market Value• ($000)
*,1	CareMax Inc.	2,648,343	8,236
*	Cutera Inc.	543,164	8,218
*	FibroGen Inc.	3,038,920	8,205
*	Evolus Inc.	1,102,093	8,012
*	Sutro Biopharma Inc.	1,708,596	7,945
*,1	Allakos Inc.	1,814,261	7,910
*	PMV Pharmaceuticals Inc.	1,262,487	7,903
*	Y-mAbs Therapeutics Inc.	1,159,178	7,871
	Phibro Animal Health Corp. Class A	571,019	7,823
*,1	EyePoint Pharmaceuticals Inc.	890,209	7,745
*,1	scPharmaceuticals Inc.	749,134	7,634
*	Astria Therapeutics Inc.	915,144	7,623
*,1	ARS Pharmaceuticals Inc.	1,134,600	7,602
*,1	Arbutus Biopharma Corp.	3,300,543	7,591
*,1	Tenaya Therapeutics Inc.	1,283,462	7,534
*	Nuvation Bio Inc.	4,178,976	7,522
*	Generation Bio Co.	1,356,025	7,458
*	Inogen Inc.	642,617	7,422
*,1	ImmunityBio Inc.	2,581,131	7,176
*	Sight Sciences Inc.	863,824	7,152
*,1	Zynex Inc.	732,906	7,029
*,1	Compass Therapeutics Inc.	2,187,972	6,958
*	Kodiak Sciences Inc.	980,492	6,765
*	Nautilus Biotechnology Inc. Class A	1,742,974	6,745
*,1	Zomedica Corp.	33,687,896	6,738
*	Aura Biosciences Inc.	543,093	6,707
*	OptimizeRx Corp.	467,466	6,680
*	Rigel Pharmaceuticals Inc.	5,156,463	6,652
*,1	Tyra Biosciences Inc.	384,948	6,556
*	Eagle Pharmaceuticals Inc.	336,766	6,547
*,1	CorMedix Inc.	1,649,126	6,539
*	Akoya Biosciences Inc.	881,015	6,511
*,1	Perspective Therapeutics Inc.	9,673,312	6,462
*	Harvard Bioscience Inc.	1,168,372	6,414
*	Seer Inc. Class A	1,499,055	6,401
*,1	Lineage Cell Therapeutics Inc.	4,523,730	6,378
*	Caribou Biosciences Inc.	1,479,875	6,289
*,1	Outlook Therapeutics Inc.	3,610,237	6,282

32

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Organogenesis Holdings Inc. Class A	1,884,061	6,255
*,1	Immuneering Corp. Class A	614,133	6,227
*,1	InfuSystem Holdings Inc.	639,955	6,163
*	Karyopharm Therapeutics Inc.	3,405,595	6,096
*,1	Black Diamond Therapeutics Inc.	1,204,957	6,085
*	Ovid therapeutics Inc.	1,851,578	6,073
*,1	Celcuity Inc.	550,479	6,044
*,1	Allovir Inc.	1,771,721	6,024
[1]	SIGA Technologies Inc.	1,189,862	6,009
*,1	Omega Therapeutics Inc.	1,055,010	5,908
*,1	Actinium Pharmaceuticals Inc.	794,173	5,893
*	Altimmune Inc.	1,617,739	5,711
*	NanoString Technologies Inc.	1,409,732	5,709
*	Joint Corp.	422,157	5,699
*,1	Tango Therapeutics Inc.	1,700,696	5,646
*	Fulcrum Therapeutics Inc.	1,694,516	5,592
*,1	ClearPoint Neuro Inc.	771,259	5,584
*,1	908 Devices Inc.	811,830	5,569
*	Verastem Inc.	746,247	5,552
*	Spectrum Pharmaceuticals Inc.	5,766,451	5,536
*	Tela Bio Inc.	544,647	5,517
*,1	Standard BioTools Inc.	2,856,696	5,513
*,1	Bionano Genomics Inc.	8,898,523	5,428
*	Sangamo Therapeutics Inc.	4,164,900	5,414
*,1	Quantum-Si Inc.	3,012,870	5,393
*	Semler Scientific Inc.	205,389	5,389
*,1	Icosavax Inc.	536,611	5,329
*	Monte Rosa Therapeutics Inc.	776,911	5,322
*,1	XOMA Corp.	272,821	5,154
*,1	Apyx Medical Corp.	1,015,930	5,110
*	Codexis Inc.	1,820,160	5,096
*	Erasca Inc.	1,830,279	5,052
*,1	Vigil Neuroscience Inc.	531,740	4,998
*	Puma Biotechnology Inc.	1,414,207	4,992
*,1	Zevra Therapeutics Inc.	967,269	4,933
*,1	Aerovate Therapeutics Inc.	286,391	4,912
		Shares	Market Value• ($000)
*,1	CVRx Inc.	316,816	4,892
*,1	Precigen Inc.	4,228,391	4,863
*,1	Gritstone bio Inc.	2,488,599	4,853
*,1	Citius Pharmaceuticals Inc.	3,999,283	4,799
*	Biote Corp. Class A	708,040	4,786
*,1	Atossa Therapeutics Inc.	3,779,376	4,762
*,1	Innovage Holding Corp.	630,750	4,731
*,1	Verrica Pharmaceuticals Inc.	814,672	4,701
*,1	Inozyme Pharma Inc.	842,985	4,695
*	CytoSorbents Corp.	1,302,216	4,675
*,1	Humacyte Inc.	1,620,693	4,635
*	FONAR Corp.	270,847	4,631
*	Kezar Life Sciences Inc.	1,877,555	4,600
*,1	Janux Therapeutics Inc.	374,211	4,442
*	Atara Biotherapeutics Inc.	2,710,236	4,363
*,1	Bioxcel Therapeutics Inc.	645,295	4,298
*,1	Ikena Oncology Inc.	654,658	4,295
*,1	Selecta Biosciences Inc.	3,799,067	4,255
*,1	PDS Biotechnology Corp.	845,684	4,254
*,1	IGM Biosciences Inc.	460,333	4,249
*,1	Adverum Biotechnologies Inc.	2,661,554	4,232
*,1	Heron Therapeutics Inc.	3,607,037	4,184
*	Cue Biopharma Inc.	1,134,878	4,142
*,1	Ocugen Inc.	7,596,773	4,126
*	ALX Oncology Holdings Inc.	544,979	4,093
*,1	Seelos Therapeutics Inc.	3,356,797	4,011
*,1	AN2 Therapeutics Inc.	466,278	3,963
*	Reneo Pharmaceuticals Inc.	596,113	3,911
*	BioAtla Inc.	1,302,896	3,909
*,1	Asensus Surgical Inc. Class A	7,734,650	3,906
*,1	Foghorn Therapeutics Inc.	550,850	3,878
*,1	KORU Medical Systems Inc.	1,120,899	3,867
*	Talkspace Inc.	3,039,403	3,860
*	Cara Therapeutics Inc.	1,354,313	3,833
*,1	Theseus Pharmaceuticals Inc.	405,973	3,788
*,1	CytomX Therapeutics Inc.	2,182,220	3,753

33

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Vaxxinity Inc. Class A	1,489,274	3,753
*,1	Akebia Therapeutics Inc.	4,069,247	3,723
*,1	XBiotech Inc.	622,546	3,698
*,1	Inovio Pharmaceuticals Inc.	8,260,428	3,688
*	Capricor Therapeutics Inc.	767,235	3,667
*,1	Rallybio Corp.	636,414	3,602
*	Tabula Rasa HealthCare Inc.	433,909	3,580
*,1	Merrimack Pharmaceuticals Inc.	286,028	3,518
*	Chimerix Inc.	2,904,360	3,514
*,1	Athira Pharma Inc.	1,183,657	3,492
*	ChromaDex Corp.	2,196,484	3,448
*,1	Inotiv Inc.	720,906	3,439
*	C4 Therapeutics Inc.	1,244,099	3,421
*	aTyr Pharma Inc.	1,570,835	3,393
*	Nektar Therapeutics Class A	5,846,571	3,363
*	NGM Biopharmaceuticals Inc.	1,269,403	3,288
*,1	Galera Therapeutics Inc.	1,052,598	3,284
*,1	Durect Corp.	663,463	3,284
*,1	Inmune Bio Inc.	361,452	3,282
*,1	Beyond Air Inc.	763,374	3,252
*,1	Jasper Therapeutics Inc.	2,369,073	3,246
*,1	Prelude Therapeutics Inc.	720,427	3,242
*,1	G1 Therapeutics Inc.	1,295,502	3,226
*,1	Annexon Inc.	915,149	3,221
*,1	Paratek Pharmaceuticals Inc.	1,443,552	3,190
*,1	Acrivon Therapeutics Inc.	245,300	3,179
*	Esperion Therapeutics Inc.	2,282,296	3,172
*,1	Vor BioPharma Inc.	990,141	3,060
*	Aadi Bioscience Inc.	445,926	3,050
*,1	TScan Therapeutics Inc.	1,190,934	2,977
*,1	Vaxart Inc.	4,069,328	2,971
*	Anixa Biosciences Inc.	927,841	2,969
*,1	CEL - SCI Corp.	1,231,748	2,969
*,1	Alaunos Therapeutics Inc.	5,815,002	2,966
*,1	Trevi Therapeutics Inc.	1,230,831	2,942
[1]	AirSculpt Technologies Inc.	341,234	2,941
*	Hyperfine Inc. Class A	1,353,918	2,911
*,1	SCYNEXIS Inc.	985,620	2,908
		Shares	Market Value• ($000)
*,1	Nuvectis Pharma Inc.	181,040	2,891
*,1	Longboard Pharmaceuticals Inc.	392,301	2,879
*	Immunic Inc.	1,139,791	2,861
*,1	Optinose Inc.	2,317,428	2,850
*,1	Sanara Medtech Inc.	69,964	2,806
*,1	GlycoMimetics Inc.	1,580,937	2,751
*,1	PepGen Inc.	304,943	2,726
*	Electromed Inc.	253,800	2,718
*	Augmedix Inc.	564,821	2,717
*,1	Vicarious Surgical Inc. Class A	1,465,021	2,681
*	Larimar Therapeutics Inc.	853,025	2,670
*,1	Poseida Therapeutics Inc. Class A	1,506,603	2,652
*,1	Design Therapeutics Inc.	411,201	2,591
*	Personalis Inc.	1,375,373	2,586
*,1	Thorne HealthTech Inc.	540,104	2,538
*	Graphite Bio Inc.	969,009	2,519
*,1	Third Harmonic Bio Inc.	516,335	2,484
*,1	Gossamer Bio Inc.	2,056,839	2,468
*,1	Ocuphire Pharma Inc.	567,684	2,464
*	Cidara Therapeutics Inc.	2,166,543	2,448
*,1	GeneDx Holdings Corp. Class A	410,782	2,448
*,1	Adicet Bio Inc.	983,730	2,390
*	Acumen Pharmaceuticals Inc.	491,029	2,362
*,1	Aveanna Healthcare Holdings Inc.	1,391,988	2,352
*	Talaris Therapeutics Inc.	764,850	2,325
*,1	Annovis Bio Inc.	161,007	2,301
*	Shattuck Labs Inc.	731,691	2,283
*,1	Societal CDMO Inc.	2,064,292	2,271
*	Relmada Therapeutics Inc.	904,705	2,226
*,1	Stereotaxis Inc.	1,454,173	2,225
*	Kinnate Biopharma Inc.	730,663	2,214
*,1	Absci Corp.	1,453,297	2,209
*,1	Eton Pharmaceuticals Inc.	630,465	2,200
*,1	DiaMedica Therapeutics Inc.	506,271	2,187
*,1	Reviva Pharmaceuticals Holdings Inc.	372,562	2,183
*,1	Matinas BioPharma Holdings Inc.	6,020,598	2,167
*	Dare Bioscience Inc.	2,375,133	2,162

34

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Rani Therapeutics Holdings Inc. Class A	522,155	2,151
*,1	Greenwich Lifesciences Inc.	213,890	2,063
*,1	DermTech Inc.	792,000	2,059
*	Nkarta Inc.	916,200	2,006
*	Sonendo Inc.	1,470,409	2,000
*	Century Therapeutics Inc.	625,729	1,977
*,1	Praxis Precision Medicines Inc.	1,714,988	1,972
*,1	BrainStorm Cell Therapeutics Inc.	951,371	1,960
*,1	Lyra Therapeutics Inc.	476,157	1,957
*,1	Corvus Pharmaceuticals Inc.	853,716	1,955
*,1	Bioventus Inc. Class A	673,435	1,946
*	Neuronetics Inc.	902,726	1,941
*	Xilio Therapeutics Inc.	739,563	1,938
*,1	Sera Prognostics Inc. Class A	586,201	1,932
*,1	Pyxis Oncology Inc.	748,923	1,917
*	Enzo Biochem Inc.	1,040,908	1,915
*,1	SmileDirectClub Inc. Class A	3,592,430	1,904
*	Cardiff Oncology Inc.	1,285,846	1,890
*,1	Pro-Dex Inc.	98,013	1,867
*	Decibel Therapeutics Inc.	483,353	1,861
*,1	Immunome Inc.	233,400	1,846
*	Curis Inc.	2,182,993	1,812
*,1	Accelerate Diagnostics Inc.	2,234,561	1,810
*	ViewRay Inc.	5,066,099	1,784
*	Sensus Healthcare Inc.	555,562	1,750
*,1	Galectin Therapeutics Inc.	1,189,409	1,713
*,1	Invivyd Inc.	1,620,200	1,701
*,1	Kronos Bio Inc.	976,154	1,679
*,1	Eyenovia Inc.	707,303	1,676
*	Rezolute Inc.	841,974	1,667
*	Abeona Therapeutics Inc.	410,126	1,653
*,1	Achieve Life Sciences Inc.	315,331	1,637
*	Assembly Biosciences Inc.	1,377,385	1,584
*	Clearside Biomedical Inc.	1,383,654	1,550
*	Aquestive Therapeutics Inc.	932,703	1,539
*,1	Aravive Inc.	1,184,039	1,492
*	Delcath Systems Inc.	255,213	1,488
*	Surface Oncology Inc.	1,709,153	1,486
		Shares	Market Value• ($000)
*,1	MyMD Pharmaceuticals Inc.	986,327	1,479
*,1	Clene Inc.	1,654,318	1,456
*	Lantern Pharma Inc.	256,113	1,444
*,1	Co-Diagnostics Inc.	1,279,125	1,420
*	Passage Bio Inc.	1,496,581	1,409
*,1	BioSig Technologies Inc.	1,083,652	1,355
*,1	MEI Pharma Inc.	201,106	1,323
*	Elevation Oncology Inc.	854,850	1,299
*,1	Bright Green Corp.	1,286,273	1,299
*,1	Spero Therapeutics Inc.	895,295	1,298
*,1	Cyteir Therapeutics Inc.	498,303	1,296
*	Precision BioSciences Inc.	2,436,960	1,282
*,1	Milestone Scientific Inc.	1,447,898	1,260
*,1	Biodesix Inc.	1,017,561	1,252
*,1	Forian Inc.	507,760	1,244
*	Homology Medicines Inc.	1,395,301	1,235
*	Hookipa Pharma Inc.	1,396,133	1,229
*,1	PhenomeX Inc.	2,497,303	1,224
*,1	BioCardia Inc.	457,496	1,222
*	LENSAR Inc.	282,930	1,202
*,1	Xtant Medical Holdings Inc.	1,278,952	1,189
*,1	Fortress Biotech Inc.	2,146,747	1,181
*	Minerva Neurosciences Inc.	128,899	1,178
*,1	NeuroPace Inc.	261,129	1,172
*,1	Dyadic International Inc.	596,383	1,151
*	Geron Corp. Warrants Exp. 12/31/25	1,202,419	1,148
*,1	Viracta Therapeutics Inc.	813,922	1,148
*	iCAD Inc.	695,170	1,133
*	Pardes Biosciences Inc. Class A	615,600	1,114
*,1	Hepion Pharmaceuticals Inc.	103,542	1,087
*	Magenta Therapeutics Inc.	1,432,921	1,086
*,1	Genprex Inc.	1,127,694	1,070
*,1	Bright Health Group Inc.	86,072	1,052
*,1	TherapeuticsMD Inc.	249,657	1,029
*,1	PAVmed Inc.	2,495,928	1,018
*,1	Syros Pharmaceuticals Inc.	321,949	1,014
*	Singular Genomics Systems Inc.	1,180,133	980

35

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Werewolf Therapeutics Inc.	314,965	961
*,1	Bolt Biotherapeutics Inc.	747,881	957
*	NextCure Inc.	530,127	954
*,2	PDL BioPharma Inc.	2,258,201	954
*	Instil Bio Inc.	1,718,076	947
*	Exagen Inc.	326,266	946
*,1	SELLAS Life Sciences Group Inc.	592,271	930
*,1	Cue Health Inc.	2,505,948	925
*,1	Context Therapeutics Inc.	573,400	917
*,1	Quince Therapeutics Inc.	606,618	913
*,1	UNITY Biotechnology Inc.	357,567	912
*,1,2	Tobira Therapeutics Inc. CVR	201,001	911
*,1	Solid Biosciences Inc.	169,652	889
*,1	Eiger BioPharmaceuticals Inc.	1,261,824	888
*,1	Cognition Therapeutics Inc.	485,183	888
*,1	Atreca Inc. Class A	905,470	887
*,1	AIM ImmunoTech Inc.	1,311,599	879
*,1	Corbus Pharmaceuticals Holdings Inc.	112,022	878
*,1	Celularity Inc. Class A	1,625,100	866
*,1	Alpha Teknova Inc.	314,915	841
*,1	IRIDEX Corp.	373,047	810
*	Orgenesis Inc.	566,688	788
*	CareCloud Inc.	266,292	786
*	Taysha Gene Therapies Inc.	1,157,514	765
	Psychemedics Corp.	165,415	754
*	Oncternal Therapeutics Inc.	2,159,797	745
*	Acutus Medical Inc.	835,044	742
*	Movano Inc.	668,013	728
*,1	Leap Therapeutics Inc.	228,950	717
*	ImmuCell Corp.	139,968	714
*,1	Oncocyte Corp.	3,079,720	708
*,1	Lipocine Inc.	141,076	705
*,1	Oncology Institute Inc.	1,273,384	701
*	Aligos Therapeutics Inc.	712,990	692
*,1	Applied Therapeutics Inc.	536,460	687
*,1	Miromatrix Medical Inc.	391,565	685
		Shares	Market Value• ($000)
*	Protara Therapeutics Inc.	284,301	679
*	enVVeno Medical Corp.	216,998	668
*,1	Rain Oncology Inc.	554,761	666
*	Synlogic Inc.	1,521,748	654
*,1	Mustang Bio Inc.	104,168	647
*,1	ARCA biopharma Inc.	312,166	634
*	Eledon Pharmaceuticals Inc.	459,998	630
*,1	Lumos Pharma Inc.	187,322	618
*,1	Avrobio Inc.	630,579	599
*,1	Biora Therapeutics Inc.	155,034	597
*,1	Rapid Micro Biosystems Inc. Class A	594,568	595
*	Strata Skin Sciences Inc.	593,248	564
*,1	Sientra Inc.	185,254	543
*,1	Biomerica Inc.	398,336	542
*,1	Rockwell Medical Inc.	98,674	539
*	Infinity Pharmaceuticals Inc.	2,556,398	538
*,1	Mallinckrodt plc	454,500	536
*,1	Eliem Therapeutics Inc.	189,734	531
*	Akumin Inc.	2,890,700	520
*,1	Palatin Technologies Inc.	246,703	518
*	Retractable Technologies Inc.	440,666	507
*	Forte Biosciences Inc.	487,429	507
*,1	Science 37 Holdings Inc.	2,379,691	506
*,1	Impel Pharmaceuticals Inc.	396,809	504
*,1	Sensei Biotherapeutics Inc.	441,585	503
*	Zynerba Pharmaceuticals Inc.	1,521,801	496
*,1	Molecular Templates Inc.	1,030,942	495
*	Harpoon Therapeutics Inc.	691,063	491
*,1	Elicio Therapeutics Inc.	51,599	490
*,1	Checkpoint Therapeutics Inc.	197,736	488
*,1	Telesis Bio Inc.	307,523	486
*,1	SAB Biotherapeutics Inc.	584,472	485
*,1	Upexi Inc.	214,062	482
*,1	NightHawk Biosciences Inc.	705,534	473

36

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	NRX Pharmaceuticals Inc.	978,921	473
*,1	Tonix Pharmaceuticals Holding Corp.	297,302	470
*,2	Imara Inc. CVR	370,003	463
*,1	vTv Therapeutics Inc. Class A	625,032	462
*	Aziyo Biologics Inc. Class A	195,766	462
*,1	Daxor Corp.	47,328	461
*	Cocrystal Pharma Inc.	191,359	457
*,1	ATI Physical Therapy Inc.	49,712	455
	Cryo-Cell International Inc.	72,236	439
*,1	Lisata Therapeutics Inc.	118,336	438
*	ElectroCore Inc.	89,433	438
*,1	Alzamend Neuro Inc.	857,075	437
*	Vincerx Pharma Inc.	334,111	434
*,1	Frequency Therapeutics Inc.	1,246,700	431
*	Onconova Therapeutics Inc.	365,661	431
*,1	Equillium Inc.	570,835	428
*,1	Indaptus Therapeutics Inc.	229,197	419
*,1	Microbot Medical Inc.	153,549	418
*	Cumberland Pharmaceuticals Inc.	280,820	413
*	Neoleukin Therapeutics Inc.	493,540	410
*,1	Longeveron Inc.	118,115	399
*,1	Lucid Diagnostics Inc.	286,266	398
*	Vapotherm Inc.	882,373	393
*	AgeX Therapeutics Inc.	426,190	381
*,1	Aspira Women's Health Inc.	113,506	376
*,1	Moleculin Biotech Inc.	616,108	357
*	Better Therapeutics Inc.	326,043	352
*,1	Ekso Bionics Holdings Inc.	243,385	348
*,1	NanoViricides Inc.	300,189	345
*,1	HCW Biologics Inc.	158,691	344
*,1	PetVivo Holdings Inc.	173,200	341
*	Candel Therapeutics Inc.	269,900	340
*,1	Evelo Biosciences Inc.	104,549	340
*,1	Predictive Oncology Inc.	69,297	337
		Shares	Market Value• ($000)
*,1	Theriva Biologics Inc.	330,873	331
*	Dominari Holdings Inc.	111,013	323
*,1	Sigilon Therapeutics Inc.	13,981	315
*,1	UpHealth Inc.	166,349	313
*,1	MiNK Therapeutics Inc.	148,229	311
*,1	Ontrak Inc.	657,410	310
*,1	Vivani Medical Inc.	253,893	307
*	Spruce Biosciences Inc.	140,088	301
*,1	9 Meters Biopharma Inc.	445,647	299
*,1	Organovo Holdings Inc.	175,314	296
*	Sonida Senior Living Inc.	33,836	295
*,1	Applied Molecular Transport Inc.	1,089,900	281
*	Cyclo Therapeutics Inc.	176,807	281
*	PharmaCyte Biotech Inc.	96,416	276
*,1	Inhibikase Therapeutics Inc.	79,292	276
*,1	Acer Therapeutics Inc.	296,570	274
*	TFF Pharmaceuticals Inc.	562,689	264
*,1	Precipio Inc.	662,055	258
*,1	Alimera Sciences Inc.	87,148	254
*,2	Strongbridge Biopharma plc CVR	1,399,363	253
*,1	Vistagen Therapeutics Inc.	135,050	253
*	GT Biopharma Inc.	804,500	251
*,1	eFFECTOR Therapeutics Inc.	300,033	249
*,1	Finch Therapeutics Group Inc.	28,528	243
*,1	GeoVax Labs Inc.	439,870	242
*,1	Regulus Therapeutics Inc.	162,509	239
*,1	Novan Inc.	545,361	235
*,1	Athersys Inc.	270,506	235
*,1	Marker Therapeutics Inc.	75,950	235
*,1	Cyclerion Therapeutics Inc.	56,679	233
*	Aptevo Therapeutics Inc.	158,476	231
*	Acurx Pharmaceuticals Inc.	86,767	230
*	Vivos Therapeutics Inc.	426,060	217
*,1	Bio-Path Holdings Inc.	121,084	214

37

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	MAIA Biotechnology Inc.	93,500	206
*,1	iBio Inc.	336,211	205
*,1	IN8bio Inc.	132,077	203
*,1	CASI Pharmaceuticals Holdings Inc.	81,389	203
*,1	Senti Biosciences Inc. Class A	320,153	200
*,1	Eargo Inc.	40,636	200
*,1	Cellectar Biosciences Inc.	99,704	194
*,1	ABVC BioPharma Inc.	375,142	191
*	Vaccinex Inc.	534,485	190
*	Tempest Therapeutics Inc.	147,142	187
*,1	HeartBeam Inc.	77,425	187
*	iSpecimen Inc.	126,917	181
*,1	SQZ Biotechnologies Co.	657,886	178
*,2	Ocera Therapeutics Inc. CVR	653,477	176
*	Nephros Inc.	102,105	158
*,1	Humanigen Inc.	1,009,167	154
*,2	Adamas Pharmaceuticals Inc. CVR	2,522,158	152
*	NeuroMetrix Inc.	154,248	150
*	Processa Pharmaceuticals Inc.	299,657	149
*,1	Blue Water Biotech Inc.	127,574	144
*,1	Immix Biopharma Inc.	52,979	143
*,1	Tracon Pharmaceuticals Inc.	478,040	139
*	Talis Biomedical Corp.	274,003	132
*	Nutriband Inc.	41,970	126
*,1	AcelRx Pharmaceuticals Inc.	112,873	125
*,1	Marpai Inc. Class A	73,254	125
*,1	Plus Therapeutics Inc.	59,831	121
*,1	Venus Concept Inc.	54,996	117
*	Diffusion Pharmaceuticals Inc.	34,471	114
*	Surrozen Inc.	199,181	110
*	Modular Medical Inc.	106,826	105
*,1	Jupiter Wellness Inc.	240,068	103
*,1	Axcella Health Inc.	462,695	101
*	American Shared Hospital Services	36,338	93
*,1,2	CinCor Pharma Inc. CVR	28,710	88
[1]	Kineta Inc.	32,976	85
		Shares	Market Value• ($000)
*,2	Catalyst Biosciences Inc. CVR	826,502	83
*,2	Aduro Biotech Inc. CVR	415,255	76
*	Imunon Inc.	57,488	74
*	Femasys Inc.	128,310	65
*,2	OncoMed Pharmaceuticals Inc. CVR	255,777	61
*,1	Star Equity Holdings Inc.	53,681	56
*,1	Aceragen Inc.	33,887	55
*,1	Biofrontera Inc.	98,114	51
*,1	Monopar Therapeutics Inc.	52,392	45
*,1	Avalo Therapeutics Inc.	119,822	43
*,1	RenovoRx Inc.	18,155	41
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*,1	Journey Medical Corp.	15,723	25
*	Lixte Biotechnology Holdings Inc.	3,275	19
*	Aprea Therapeutics Inc.	4,990	16
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	122,042	8
*,1	Precision Optics Corp. Inc.	280	2
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Biosante Pharmaceuticals Inc. CVR	253,823	—
*,1,2	Synergy Pharmaceuticals LLC	5,148,145	—
*	Ayala Pharmaceuticals Inc. Warrants Exp. 9/11/24	157,660	—
*	SELLAS Life Sciences Group Inc. Warrants Exp. 4/5/27	40,000	—
*	Athenex Inc. Warrants Exp. 8/15/27	535,168	—
*,2	ABIOMED Inc. CVR	264	—

38

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1,2	Disc Medicine Inc. CVR	275,152	—
*,2	OmniAb Inc. 12.5 Earnout	186,267	—
*,2	OmniAb Inc. 15 Earnout	186,267	—
*,1,2	Sesen Bio Inc. CVR	6,822,627	—
*	VYNE Therapeutics Inc.	1	—
			174,373,364
Industrials (13.0%)
	Visa Inc. Class A	50,235,856	11,930,011
	Mastercard Inc. Class A	26,384,402	10,376,985
	Accenture plc Class A	19,687,349	6,075,122
	Raytheon Technologies Corp.	45,577,224	4,464,745
	Honeywell International Inc.	20,770,099	4,309,796
	United Parcel Service Inc. Class B	22,602,680	4,051,530
*	Boeing Co.	18,757,059	3,960,741
	Caterpillar Inc.	16,070,575	3,954,165
	Union Pacific Corp.	19,013,675	3,890,578
	General Electric Co.	33,978,117	3,732,496
	Lockheed Martin Corp.	7,892,871	3,633,720
	Deere & Co.	8,318,369	3,370,520
	American Express Co.	17,368,734	3,025,633
	Automatic Data Processing Inc.	12,871,331	2,828,990
	Eaton Corp. plc	12,421,104	2,497,884
*	PayPal Holdings Inc.	34,775,921	2,320,597
*	Fiserv Inc.	18,263,523	2,303,943
	CSX Corp.	63,411,025	2,162,316
	Illinois Tool Works Inc.	8,064,553	2,017,429
	Northrop Grumman Corp.	4,266,050	1,944,466
	Sherwin-Williams Co.	7,231,503	1,920,109
	3M Co.	17,454,268	1,746,998
	FedEx Corp.	7,046,657	1,746,866
	General Dynamics Corp.	7,702,030	1,657,092
	Emerson Electric Co.	17,830,675	1,611,715
	Norfolk Southern Corp.	7,103,980	1,610,899
	Parker-Hannifin Corp.	4,000,302	1,560,278
	TransDigm Group Inc.	1,629,887	1,457,396
	Johnson Controls International plc	21,371,676	1,456,266
	PACCAR Inc.	16,296,898	1,363,236
	Trane Technologies plc	7,105,306	1,358,961
	Cintas Corp.	2,692,959	1,338,616
		Shares	Market Value• ($000)
	Carrier Global Corp.	26,026,956	1,293,800
	Capital One Financial Corp.	11,321,784	1,238,264
	Rockwell Automation Inc.	3,581,385	1,179,887
	AMETEK Inc.	7,185,517	1,163,191
	L3Harris Technologies Inc.	5,913,312	1,157,649
	Otis Worldwide Corp.	12,880,568	1,146,499
	Old Dominion Freight Line Inc.	3,073,115	1,136,284
	Paychex Inc.	10,111,800	1,131,207
*	Block Inc. Class A	16,972,249	1,129,843
	WW Grainger Inc.	1,408,712	1,110,896
	PPG Industries Inc.	7,336,460	1,087,997
	Cummins Inc.	4,408,167	1,080,706
	Verisk Analytics Inc. Class A	4,521,168	1,021,920
	Fidelity National Information Services Inc.	18,445,294	1,008,958
	Ferguson plc	6,385,644	1,004,526
	United Rentals Inc.	2,144,048	954,895
	Vulcan Materials Co.	4,145,587	934,581
*	Keysight Technologies Inc.	5,546,757	928,804
	DuPont de Nemours Inc.	12,866,334	919,171
	Equifax Inc.	3,819,497	898,728
*	Mettler-Toledo International Inc.	685,026	898,508
	Martin Marietta Materials Inc.	1,937,790	894,658
	Quanta Services Inc.	4,533,845	890,674
	Xylem Inc.	7,465,245	840,736
	Ingersoll Rand Inc.	12,633,024	825,694
	Fortive Corp.	11,013,853	823,506
	Dover Corp.	4,359,396	643,665
	Global Payments Inc.	6,349,596	625,562
	Westinghouse Air Brake Technologies Corp.	5,646,580	619,260
	Howmet Aerospace Inc.	12,359,915	612,557
*	Teledyne Technologies Inc.	1,463,513	601,665
*	Fair Isaac Corp.	738,903	597,928
	Expeditors International of Washington Inc.	4,765,321	577,223
	Ball Corp.	9,808,751	570,967
	Hubbell Inc. Class B	1,672,106	554,403
*	FleetCor Technologies Inc.	2,186,248	548,923
*	Builders FirstSource Inc.	3,985,405	542,015
	IDEX Corp.	2,357,776	507,535
*	Waters Corp.	1,850,434	493,215

39

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Snap-on Inc.	1,657,213	477,592
*	Zebra Technologies Corp. Class A	1,604,938	474,789
	TransUnion	6,016,399	471,265
	Jacobs Solutions Inc.	3,952,605	469,925
	JB Hunt Transport Services Inc.	2,584,864	467,938
	Booz Allen Hamilton Holding Corp. Class A	4,123,277	460,158
	Stanley Black & Decker Inc.	4,810,168	450,761
	Synchrony Financial	13,281,120	450,496
	HEICO Corp. Class A	3,107,214	436,874
	Graco Inc.	4,957,336	428,066
	Textron Inc.	6,321,670	427,535
*	Axon Enterprise Inc.	2,189,505	427,216
	Carlisle Cos. Inc.	1,595,377	409,262
*	Trimble Inc.	7,712,082	408,278
	Masco Corp.	7,031,333	403,458
	Nordson Corp.	1,607,808	399,026
	Watsco Inc.	1,036,402	395,356
	Jack Henry & Associates Inc.	2,278,196	381,211
	Packaging Corp. of America	2,797,170	369,674
*	BILL Holdings Inc.	3,152,153	368,329
	AECOM	4,333,845	367,033
	Owens Corning	2,787,613	363,783
	RPM International Inc.	4,022,101	360,903
	Lincoln Electric Holdings Inc.	1,794,800	356,501
	CH Robinson Worldwide Inc.	3,630,941	342,579
	Toro Co.	3,259,901	331,369
	Pentair plc	5,128,535	331,303
	Allegion plc	2,736,392	328,422
	Crown Holdings Inc.	3,739,852	324,881
	Lennox International Inc.	995,759	324,687
	Regal Rexnord Corp.	2,074,249	319,227
	Cognex Corp.	5,425,111	303,915
*	WillScot Mobile Mini Holdings Corp.	6,316,072	301,845
*	Generac Holdings Inc.	1,930,153	287,844
	WESCO International Inc.	1,593,705	285,369
	A O Smith Corp.	3,894,847	283,467
*	Saia Inc.	826,871	283,129
	Huntington Ingalls Industries Inc.	1,242,392	282,768
	Fortune Brands Innovations Inc.	3,924,744	282,385
	EMCOR Group Inc.	1,486,497	274,675
	Tetra Tech Inc.	1,659,254	271,686
		Shares	Market Value• ($000)
	nVent Electric plc	5,199,741	268,671
	Advanced Drainage Systems Inc.	2,345,184	266,835
	Knight-Swift Transportation Holdings Inc. Class A	4,768,652	264,946
*	TopBuild Corp.	985,788	262,239
	AGCO Corp.	1,977,222	259,847
*	Middleby Corp.	1,681,084	248,515
*	WEX Inc.	1,334,406	242,955
*	Paylocity Holding Corp.	1,304,811	240,777
	ITT Inc.	2,578,046	240,300
	Robert Half International Inc.	3,188,206	239,817
	AptarGroup Inc.	2,049,665	237,474
	Donaldson Co. Inc.	3,796,012	237,289
*	MasTec Inc.	1,979,364	233,506
*	GXO Logistics Inc.	3,705,549	232,783
	Westrock Co.	7,952,024	231,165
	Graphic Packaging Holding Co.	9,576,109	230,114
	Berry Global Group Inc.	3,512,029	225,964
*	Axalta Coating Systems Ltd.	6,886,115	225,933
	Littelfuse Inc.	773,348	225,284
*	Trex Co. Inc.	3,417,828	224,073
	MKS Instruments Inc.	2,072,590	224,047
	Woodward Inc.	1,866,412	221,935
	Curtiss-Wright Corp.	1,192,145	218,949
	Landstar System Inc.	1,118,559	215,367
	Genpact Ltd.	5,692,331	213,861
	Sensata Technologies Holding plc	4,751,246	213,759
*	Chart Industries Inc.	1,328,427	212,269
	BWX Technologies Inc.	2,848,670	203,879
	Eagle Materials Inc.	1,091,185	203,419
*	FTI Consulting Inc.	1,065,158	202,593
*	XPO Inc.	3,417,593	201,638
	MSA Safety Inc.	1,158,874	201,598
	Brunswick Corp.	2,216,450	192,033
*	Atkore Inc.	1,196,174	186,531
	Simpson Manufacturing Co. Inc.	1,331,904	184,469
	Valmont Industries Inc.	631,679	183,850
	Comfort Systems USA Inc.	1,115,929	183,236
	Sonoco Products Co.	3,043,202	179,610
	Sealed Air Corp.	4,482,784	179,311
*	ATI Inc.	4,031,486	178,313
	Oshkosh Corp.	2,042,339	176,846

40

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Applied Industrial Technologies Inc.	1,205,910	174,652
*	Mohawk Industries Inc.	1,688,515	174,187
*	Euronet Worldwide Inc.	1,481,280	173,858
	Acuity Brands Inc.	1,000,085	163,094
	Allison Transmission Holdings Inc.	2,856,565	161,282
	Maximus Inc.	1,890,878	159,798
*	API Group Corp.	5,849,317	159,452
	Watts Water Technologies Inc. Class A	851,300	156,409
	Vontier Corp.	4,837,748	155,824
	Louisiana-Pacific Corp.	2,019,722	151,439
	Flowserve Corp.	4,066,567	151,073
*	ExlService Holdings Inc.	985,153	148,817
	Exponent Inc.	1,574,675	146,949
*	Kirby Corp.	1,867,315	143,690
	GATX Corp.	1,102,775	141,971
	Triton International Ltd.	1,694,960	141,122
*	Summit Materials Inc. Class A	3,686,587	139,537
	EnerSys	1,279,690	138,872
	Air Lease Corp. Class A	3,282,628	137,378
	Western Union Co.	11,672,727	136,921
	Badger Meter Inc.	914,758	134,982
*	AMN Healthcare Services Inc.	1,236,176	134,892
	Insperity Inc.	1,124,024	133,714
	Crane Co.	1,499,866	133,668
	MSC Industrial Direct Co. Inc. Class A	1,401,145	133,501
	MDU Resources Group Inc.	6,352,492	133,021
*	Fluor Corp.	4,431,341	131,168
*	Aerojet Rocketdyne Holdings Inc.	2,367,330	129,895
*	AZEK Co. Inc. Class A	4,235,168	128,283
	Belden Inc.	1,340,827	128,250
	AAON Inc.	1,345,620	127,578
	Franklin Electric Co. Inc.	1,224,818	126,034
*	Beacon Roofing Supply Inc.	1,518,498	126,005
	ManpowerGroup Inc.	1,571,734	124,796
*	Shift4 Payments Inc. Class A	1,793,604	121,804
	Silgan Holdings Inc.	2,576,192	120,798
	John Bean Technologies Corp.	994,369	120,617
		Shares	Market Value• ($000)
	HB Fuller Co.	1,685,096	120,501
	Terex Corp.	2,003,280	119,856
	Zurn Elkay Water Solutions Corp.	4,418,237	118,806
	Esab Corp.	1,780,685	118,487
	Herc Holdings Inc.	857,205	117,309
	Ryder System Inc.	1,370,405	116,197
	HEICO Corp.	654,552	115,816
	Federal Signal Corp.	1,802,036	115,384
*	SPX Technologies Inc.	1,344,459	114,239
*	ASGN Inc.	1,482,149	112,095
	Installed Building Products Inc.	772,253	108,239
	Armstrong World Industries Inc.	1,417,996	104,166
*	O-I Glass Inc.	4,808,289	102,561
	Otter Tail Corp.	1,292,356	102,044
*	Itron Inc.	1,411,346	101,758
	Hillenbrand Inc.	1,947,674	99,877
*	Dycom Industries Inc.	873,703	99,296
*	Alight Inc. Class A	10,676,425	98,650
*	TriNet Group Inc.	1,029,255	97,748
*	Flywire Corp.	3,117,904	96,780
	Moog Inc. Class A	890,445	96,551
	Spirit AeroSystems Holdings Inc. Class A	3,281,099	95,775
	Encore Wire Corp.	511,847	95,168
*,1	Affirm Holdings Inc. Class A	6,207,666	95,164
*,1	Bloom Energy Corp. Class A	5,813,646	95,053
	Brink's Co.	1,375,596	93,307
*,1	Joby Aviation Inc.	8,976,144	92,095
	Albany International Corp. Class A	973,507	90,809
*	Core & Main Inc. Class A	2,883,060	90,355
*	GMS Inc.	1,304,811	90,293
	Forward Air Corp.	825,684	87,613
	ABM Industries Inc.	2,038,167	86,928
	EnPro Industries Inc.	648,750	86,628
*	Verra Mobility Corp. Class A	4,296,014	84,717
	Crane NXT Co.	1,488,282	83,999
	ESCO Technologies Inc.	806,039	83,530
	FTAI Aviation Ltd.	2,635,877	83,452
*	RXO Inc.	3,647,909	82,698
	Matson Inc.	1,053,500	81,889
	Korn Ferry	1,652,733	81,876
	CSW Industrials Inc.	487,880	81,081
	Kadant Inc.	365,030	81,073
	Mueller Water Products Inc. Class A	4,870,772	79,053

41

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	CBIZ Inc.	1,480,249	78,868
	Werner Enterprises Inc.	1,766,736	78,054
*	Hub Group Inc. Class A	961,293	77,211
*	Resideo Technologies Inc.	4,330,642	76,479
*	AeroVironment Inc.	747,047	76,408
*	ACI Worldwide Inc.	3,277,785	75,946
	EVERTEC Inc.	2,047,275	75,401
*	Marqeta Inc. Class A	15,343,211	74,721
*	MYR Group Inc.	537,154	74,310
	UniFirst Corp.	472,031	73,170
	ICF International Inc.	585,985	72,891
	ArcBest Corp.	723,266	71,459
*	Masonite International Corp.	690,846	70,770
	Kennametal Inc.	2,488,850	70,658
	McGrath RentCorp	760,428	70,324
*	Remitly Global Inc.	3,686,239	69,375
*	Knife River Corp.	1,588,023	69,079
	Helios Technologies Inc.	1,015,347	67,104
*,1	Enovix Corp.	3,717,252	67,059
	ADT Inc.	10,963,301	66,109
	Trinity Industries Inc.	2,538,719	65,270
	Brady Corp. Class A	1,358,003	64,600
	Barnes Group Inc.	1,493,290	63,002
*	Gibraltar Industries Inc.	979,774	61,647
	Griffon Corp.	1,525,002	61,458
*	Mercury Systems Inc.	1,722,896	59,595
*	AAR Corp.	1,024,633	59,183
	Alamo Group Inc.	317,596	58,409
	Greif Inc. Class A	829,246	57,127
*	Kratos Defense & Security Solutions Inc.	3,950,310	56,647
*	OSI Systems Inc.	472,982	55,731
*	Gates Industrial Corp. plc	4,102,736	55,305
	Granite Construction Inc.	1,366,331	54,353
	Standex International Corp.	376,066	53,202
	Patrick Industries Inc.	659,593	52,767
*	PGT Innovations Inc.	1,778,705	51,849
*	Hillman Solutions Corp.	5,745,214	51,764
*	Hayward Holdings Inc.	3,964,462	50,943
*	AvidXchange Holdings Inc.	4,873,307	50,585
	Primoris Services Corp.	1,643,733	50,085
		Shares	Market Value• ($000)
*	Modine Manufacturing Co.	1,510,555	49,879
	Veritiv Corp.	396,310	49,781
*	Sterling Infrastructure Inc.	889,706	49,646
*	NV5 Global Inc.	446,649	49,475
	International Seaways Inc.	1,271,195	48,610
*,1	Rocket Lab USA Inc.	8,049,423	48,297
	Bread Financial Holdings Inc.	1,537,915	48,275
*	Huron Consulting Group Inc.	562,877	47,794
	Enerpac Tool Group Corp. Class A	1,765,701	47,674
*	Masterbrand Inc.	4,027,957	46,845
*	Mirion Technologies Inc. Class A	5,511,433	46,572
	Tennant Co.	562,831	45,651
*,1	PureCycle Technologies Inc.	4,254,262	45,478
*	Energy Recovery Inc.	1,591,504	44,483
*	JELD-WEN Holding Inc.	2,493,410	43,734
	H&E Equipment Services Inc.	951,920	43,550
	Greenbrier Cos. Inc.	976,627	42,093
	Lindsay Corp.	345,777	41,265
*	Legalzoom.com Inc.	3,364,790	40,647
*	American Woodmark Corp.	517,579	39,528
	Kforce Inc.	621,799	38,962
*	Air Transport Services Group Inc.	2,060,611	38,884
*,1	Aurora Innovation Inc.	13,148,581	38,657
	Marten Transport Ltd.	1,761,815	37,879
*	Vicor Corp.	700,845	37,846
*	Donnelley Financial Solutions Inc.	818,536	37,268
*	Payoneer Global Inc.	7,662,339	36,856
*	Construction Partners Inc. Class A	1,173,718	36,843
	TriMas Corp.	1,336,997	36,754
*	Montrose Environmental Group Inc.	864,555	36,415
	Wabash National Corp.	1,408,067	36,103
	Napco Security Technologies Inc.	1,022,669	35,435
	Columbus McKinnon Corp.	869,049	35,327
*	CIRCOR International Inc.	619,411	34,966

42

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	ZipRecruiter Inc. Class A	1,957,712	34,769
	Schneider National Inc. Class B	1,180,186	33,895
*,1	Symbotic Inc. Class A	784,800	33,597
	Astec Industries Inc.	736,569	33,470
	Apogee Enterprises Inc.	679,634	32,262
*	CoreCivic Inc.	3,353,768	31,559
	AZZ Inc.	725,270	31,520
*,1	Virgin Galactic Holdings Inc.	8,008,155	31,072
*	Cross Country Healthcare Inc.	1,087,862	30,547
*	Cimpress plc	484,144	28,797
*	Proto Labs Inc.	821,262	28,711
*	Janus International Group Inc.	2,642,706	28,171
	Quanex Building Products Corp.	1,047,862	28,135
*,1	Nikola Corp.	20,229,101	27,916
	Chase Corp.	228,012	27,640
*,1	Leonardo DRS Inc.	1,588,300	27,541
*	Thermon Group Holdings Inc.	1,010,816	26,888
*	Green Dot Corp. Class A	1,377,254	25,810
*	International Money Express Inc.	1,047,443	25,694
*	CryoPort Inc.	1,449,481	25,004
*	First Advantage Corp.	1,578,966	24,332
*	BlueLinx Holdings Inc.	258,113	24,206
	Heartland Express Inc.	1,434,566	23,541
*	SP Plus Corp.	601,630	23,530
	Deluxe Corp.	1,314,727	22,981
*	Triumph Group Inc.	1,794,321	22,196
	CRA International Inc.	210,751	21,497
	Shyft Group Inc.	964,741	21,282
	Myers Industries Inc.	1,064,615	20,685
	Mesa Laboratories Inc.	159,129	20,448
*	Manitowoc Co. Inc.	1,083,726	20,407
	Douglas Dynamics Inc.	676,869	20,225
	Kaman Corp.	815,429	19,839
	VSE Corp.	359,011	19,634
	Gorman-Rupp Co.	679,248	19,583
	TTEC Holdings Inc.	567,356	19,199
*	Titan Machinery Inc.	640,698	18,901
*	Conduent Inc.	5,553,255	18,881
	Barrett Business Services Inc.	211,351	18,430
*	Ducommun Inc.	421,727	18,375
		Shares	Market Value• ($000)
*	Transcat Inc.	213,427	18,207
*	Repay Holdings Corp. Class A	2,322,791	18,187
*,1	Evolv Technologies Holdings Inc.	2,974,460	17,847
*	Titan International Inc.	1,526,933	17,529
*,1	Eos Energy Enterprises Inc.	4,013,883	17,420
*	DXP Enterprises Inc.	478,217	17,412
	Argan Inc.	427,894	16,863
	Pitney Bowes Inc.	4,751,486	16,820
	Resources Connection Inc.	1,068,324	16,783
*	TrueBlue Inc.	942,024	16,683
	Insteel Industries Inc.	535,957	16,679
	Powell Industries Inc.	271,733	16,464
*	Cantaloupe Inc.	2,042,575	16,259
	Kelly Services Inc. Class A	921,762	16,232
*,1	Archer Aviation Inc. Class A	3,931,726	16,199
*	I3 Verticals Inc. Class A	707,059	16,163
*	Aspen Aerogels Inc.	2,047,939	16,158
	Ennis Inc.	791,702	16,135
*	Astronics Corp.	808,671	16,060
	Cass Information Systems Inc.	408,138	15,828
*	V2X Inc.	316,924	15,707
	Allied Motion Technologies Inc.	388,182	15,504
	Heidrick & Struggles International Inc.	580,522	15,366
*	Franklin Covey Co.	349,702	15,275
	Hyster-Yale Materials Handling Inc.	269,570	15,053
*	Great Lakes Dredge & Dock Corp.	1,843,428	15,042
*	Blue Bird Corp.	649,098	14,592
[1]	Eagle Bulk Shipping Inc.	302,417	14,528
	REV Group Inc.	1,017,861	13,497
*	IES Holdings Inc.	235,697	13,406
	National Presto Industries Inc.	180,729	13,229
*,1	Desktop Metal Inc. Class A	7,350,559	13,010
*	Vishay Precision Group Inc.	346,096	12,857
*	Custom Truck One Source Inc.	1,831,243	12,343
	FTAI Infrastructure Inc.	3,188,200	11,764
*,1	AerSale Corp.	797,962	11,730
	Cadre Holdings Inc.	527,200	11,493
*	CECO Environmental Corp.	843,032	11,263

43

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	United States Lime & Minerals Inc.	53,708	11,219
	Miller Industries Inc.	314,326	11,149
*	Sterling Check Corp.	905,375	11,100
*	Hudson Technologies Inc.	1,149,613	11,059
*	Babcock & Wilcox Enterprises Inc.	1,843,405	10,876
*	Radiant Logistics Inc.	1,602,191	10,767
	Perella Weinberg Partners Class A	1,278,425	10,649
*	Forrester Research Inc.	359,746	10,465
*,1	Velo3D Inc.	4,791,156	10,349
*	Concrete Pumping Holdings Inc.	1,268,108	10,183
*	Commercial Vehicle Group Inc.	906,349	10,060
	LSI Industries Inc.	777,330	9,763
*	TaskUS Inc. Class A	839,369	9,502
*	Daseke Inc.	1,310,814	9,346
	Covenant Logistics Group Inc. Class A	209,606	9,187
*,1	Bowman Consulting Group Ltd. Class A	281,036	8,959
*	FARO Technologies Inc.	546,929	8,860
*,1	Luna Innovations Inc.	960,256	8,758
*	BrightView Holdings Inc.	1,219,101	8,753
*	Tutor Perini Corp.	1,210,073	8,652
*,1	Atmus Filtration Technologies Inc.	389,410	8,551
	Park Aerospace Corp.	613,019	8,460
*	Distribution Solutions Group Inc.	159,536	8,305
	Pactiv Evergreen Inc.	1,068,389	8,088
*	Willdan Group Inc.	399,927	7,663
*	HireRight Holdings Corp.	676,654	7,653
*,1	Microvast Holdings Inc.	4,657,800	7,452
*	Proterra Inc.	6,100,871	7,321
*,1	TuSimple Holdings Inc. Class A	4,277,881	7,101
*	Overseas Shipholding Group Inc. Class A	1,689,920	7,047
*,1	Blade Air Mobility Inc.	1,780,179	7,014
	Information Services Group Inc.	1,301,732	6,977
*,1	Danimer Scientific Inc. Class A	2,920,239	6,950
*,1	Target Hospitality Corp.	512,222	6,874
		Shares	Market Value• ($000)
*,1	Limbach Holdings Inc.	273,917	6,774
	Universal Logistics Holdings Inc.	230,693	6,646
*	Atlanticus Holdings Corp.	150,156	6,308
*,1	Hyliion Holdings Corp.	3,720,847	6,214
*	Mistras Group Inc.	778,795	6,012
*,1	Performant Financial Corp.	2,204,695	5,953
*	L B Foster Co. Class A	413,355	5,903
*	Iteris Inc.	1,478,661	5,855
	Kronos Worldwide Inc.	666,260	5,816
*,1	BlackSky Technology Inc. Class A	2,605,410	5,784
*	CS Disco Inc.	700,982	5,762
*	Ranpak Holdings Corp. Class A	1,271,849	5,749
*	SoundThinking Inc.	260,978	5,705
*,1	Acacia Research Corp.	1,364,575	5,677
*	DHI Group Inc.	1,473,030	5,642
*	Advantage Solutions Inc.	2,262,148	5,293
*	PAM Transportation Services Inc.	196,206	5,252
*	Gencor Industries Inc.	332,487	5,180
*	Graham Corp.	377,551	5,014
	Park-Ohio Holdings Corp.	258,617	4,914
*	US Xpress Enterprises Inc. Class A	794,800	4,880
	ARC Document Solutions Inc.	1,338,175	4,336
*	Paymentus Holdings Inc. Class A	404,533	4,272
*,1	Latch Inc.	3,068,500	4,265
*,1	Amprius Technologies Inc.	593,900	4,264
	Hurco Cos. Inc.	194,394	4,209
*,1	Workhorse Group Inc.	4,801,523	4,185
*	Quad/Graphics Inc.	1,103,900	4,151
*	Core Molding Technologies Inc.	181,412	4,127
*,1	374Water Inc.	1,698,615	4,060
[1]	HireQuest Inc.	153,033	3,983
*,1	Global Business Travel Group I	544,900	3,940
*,1	Tingo Group Inc.	3,254,473	3,938
*	Twin Disc Inc.	342,600	3,858

44

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Terran Orbital Corp.	2,419,100	3,629
*,1	Markforged Holding Corp.	2,984,063	3,611
*,1	Skillsoft Corp.	2,900,886	3,597
*,1	CompoSecure Inc.	505,739	3,469
	BGSF Inc.	359,805	3,429
	Greif Inc. Class B	44,351	3,426
*,1	EVI Industries Inc.	155,167	3,414
*	DLH Holdings Corp.	326,878	3,351
*,1	SKYX Platforms Corp.	1,219,153	3,243
*	Mayville Engineering Co. Inc.	260,125	3,241
*,1	Smith-Midland Corp.	132,192	3,140
	Karat Packaging Inc.	171,091	3,122
*	CPI Card Group Inc.	132,336	3,077
*,1	Berkshire Grey Inc.	1,873,972	2,642
*	Orion Group Holdings Inc.	939,452	2,640
*	Broadwind Inc.	689,278	2,633
[1]	PFSweb Inc.	579,591	2,620
*,1	Rekor Systems Inc.	1,469,497	2,616
*,1	Byrna Technologies Inc.	521,296	2,612
*	Innovative Solutions & Support Inc.	353,301	2,533
*,1	INNOVATE Corp.	1,371,484	2,400
*	Hudson Global Inc.	107,683	2,396
*,1	Hyzon Motors Inc.	2,227,561	2,135
*	RCM Technologies Inc.	114,059	2,099
*,1	Willis Lease Finance Corp.	53,245	2,083
*,1	Paysign Inc.	825,440	2,022
*	Lightbridge Corp.	345,233	2,009
*	VirTra Inc.	262,879	2,001
*,1	GEE Group Inc.	3,870,957	1,983
*,1	Astra Space Inc.	5,320,648	1,961
*	Alpha Pro Tech Ltd.	462,840	1,842
*,1	Coda Octopus Group Inc.	222,690	1,828
*	LS Starrett Co. Class A	166,241	1,737
*	Ultralife Corp.	348,051	1,685
*,1	Moneylion Inc.	139,074	1,670
*,1	Spire Global Inc.	2,976,722	1,533
	Frequency Electronics Inc.	228,179	1,511
*,1	Katapult Holdings Inc.	1,643,191	1,479
*	Research Solutions Inc.	716,815	1,462
*,1	Redwire Corp.	562,616	1,435
*	Usio Inc.	757,304	1,409
*,1	Yellow Corp.	2,021,847	1,392
*	Orion Energy Systems Inc.	765,432	1,248
		Shares	Market Value• ($000)
*,1	Odyssey Marine Exploration Inc. Class B	311,944	1,123
*,1	FreightCar America Inc.	351,606	1,048
*	RF Industries Ltd.	249,088	1,034
*,1	Wrap Technologies Inc.	672,384	982
*,1	Where Food Comes From Inc.	69,785	976
*	LightPath Technologies Inc. Class A	670,500	905
*,1	Dragonfly Energy Holdings Corp.	610,200	903
*,1	Pioneer Power Solutions Inc.	107,157	900
*	StarTek Inc.	304,624	890
*	Priority Technology Holdings Inc.	239,738	868
*	Sono-Tek Corp.	157,600	851
*	IZEA Worldwide Inc.	349,648	846
*,1	Cepton Inc.	1,703,137	826
*	Air T Inc.	32,860	825
*	ClearSign Technologies Corp.	584,529	766
*,1	Sarcos Technology & Robotics Corp.	2,362,032	759
*,1	Hydrofarm Holdings Group Inc.	950,421	743
*	Wireless Telecom Group Inc.	339,257	712
	Espey Manufacturing & Electronics Corp.	36,920	618
*,1	MSP Recovery Inc.	1,855,915	609
*,1	AEye Inc.	3,258,500	587
*,1	Sypris Solutions Inc.	286,226	584
*,1	AppTech Payments Corp.	289,967	571
*	Fuel Tech Inc.	424,566	563
*,1	Team Inc.	67,315	559
*	Astrotech Corp.	38,881	551
*	Biotricity Inc.	845,735	539
*,1	Knightscope Inc. Class A	1,010,525	536
	Taitron Components Inc. Class A	126,100	526
*,1	Momentus Inc. Class A	1,648,139	519
*,1	View Inc.	4,168,453	505
*,1	Energous Corp.	1,958,094	470
*,1	DSS Inc.	1,292,763	464
*	AgEagle Aerial Systems Inc.	1,950,222	449
*,1	Applied DNA Sciences Inc.	346,633	447

45

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	FG Group Holdings Inc.	226,990	436
*	Mega Matrix Corp.	329,100	428
*	TSR Inc.	50,537	342
*	Taylor Devices Inc.	12,774	332
*,1	TOMI Environmental Solutions Inc.	484,669	322
*	AmpliTech Group Inc.	132,700	307
*,1	Lightning eMotors Inc.	74,285	267
*,1	Xos Inc.	1,199,595	261
*,1	Air Industries Group	69,263	246
*	M-Tron Industries Inc.	21,794	242
*,1	Professional Diversity Network Inc.	50,372	224
*,1	Polar Power Inc.	156,102	204
*,1	Ryvyl Inc.	263,629	198
*	Molekule Group Inc.	77,685	182
*,1	Shapeways Holdings Inc.	44,252	166
*,1	Digital Ally Inc.	41,055	165
*,1	OLB Group Inc.	172,095	157
*	Jewett-Cameron Trading Co. Ltd.	33,538	148
*	LGL Group Inc.	30,781	147
*,1	ENGlobal Corp.	378,679	143
*	Williams Industrial Services Group Inc.	366,258	139
*,1	Nuvve Holding Corp.	234,173	139
*	Imperalis Holding Corp.	1,093,600	131
	P&F Industries Inc. Class A	19,762	125
*,1	Safe & Green Holdings Corp.	124,227	118
*,1	Servotronics Inc.	8,633	115
*,1	Orbital Infrastructure Group Inc.	53,477	114
*	Sidus Space Inc. Class A	499,778	90
*	Socket Mobile Inc.	57,047	83
*	CPI Aerostructures Inc.	14,212	55
*	Patriot Transportation Holding Inc.	1,381	12
*	Art's-Way Manufacturing Co. Inc.	4,484	10
*,1	Fathom Digital Manufacturing C	8,300	3
*,2	Patriot National Inc.	129,819	—
*	Ardagh Group SA Class A	37	—
*	LGL Group Inc. Warrants Exp. 12/16/25	2,391	—
		Shares	Market Value• ($000)
*,2	Godha Cabcon & Insulation Ltd.	2,704,920	—
*,2	Imperalis Holding Corp. Warrants	1,093,600	—
			175,754,476
Real Estate (3.0%)
	Prologis Inc.	28,796,844	3,531,357
	American Tower Corp.	14,518,832	2,815,782
	Equinix Inc.	2,914,986	2,285,174
	Crown Castle Inc.	13,507,877	1,539,087
	Public Storage	4,925,566	1,437,674
	Welltower Inc.	15,515,472	1,255,047
	Realty Income Corp.	20,959,104	1,253,145
*	CoStar Group Inc.	12,753,523	1,135,064
	Simon Property Group Inc.	9,686,542	1,118,602
	Digital Realty Trust Inc.	9,080,865	1,034,038
	AvalonBay Communities Inc.	4,442,758	840,881
	VICI Properties Inc. Class A	26,537,142	834,062
	SBA Communications Corp. Class A	3,367,785	780,518
	Weyerhaeuser Co.	22,826,787	764,926
*	CBRE Group Inc. Class A	9,231,354	745,063
	Equity Residential	11,229,185	740,789
	Invitation Homes Inc.	19,073,433	656,126
	Extra Space Storage Inc.	4,217,786	627,817
	Alexandria Real Estate Equities Inc.	5,400,128	612,860
	Ventas Inc.	12,477,125	589,794
	Mid-America Apartment Communities Inc.	3,633,538	551,789
	Iron Mountain Inc.	9,063,824	515,006
	Sun Communities Inc.	3,872,226	505,171
	Essex Property Trust Inc.	1,991,889	466,700
	WP Carey Inc.	6,674,450	450,926
	UDR Inc.	10,264,495	440,963
	Kimco Realty Corp.	19,276,840	380,139
	Gaming & Leisure Properties Inc.	7,767,207	376,399
	Host Hotels & Resorts Inc.	22,221,790	373,993
	Camden Property Trust	3,322,898	361,764
	Life Storage Inc.	2,644,730	351,643
	Equity LifeStyle Properties Inc.	5,231,410	349,929

46

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Healthpeak Properties Inc.	17,031,433	342,332
	American Homes 4 Rent Class A	9,595,127	340,147
	Regency Centers Corp.	5,345,148	330,170
	CubeSmart	6,993,051	312,310
	Rexford Industrial Realty Inc.	5,927,099	309,513
	Americold Realty Trust Inc.	8,421,070	272,001
	Lamar Advertising Co. Class A	2,713,896	269,354
	Boston Properties Inc.	4,404,815	253,673
*	Zillow Group Inc. Class C	4,906,618	246,607
	Federal Realty Investment Trust	2,533,564	245,173
	EastGroup Properties Inc.	1,401,619	243,321
	NNN REIT Inc.	5,646,254	241,603
*	Jones Lang LaSalle Inc.	1,484,508	231,286
	Healthcare Realty Trust Inc. Class A	11,876,911	223,999
	Omega Healthcare Investors Inc.	7,296,207	223,921
	First Industrial Realty Trust Inc.	4,110,184	216,360
	Brixmor Property Group Inc.	9,336,532	205,404
	STAG Industrial Inc.	5,590,799	200,598
	Agree Realty Corp.	2,906,137	190,032
	Spirit Realty Capital Inc.	4,470,216	176,037
[1]	Medical Properties Trust Inc.	18,660,399	172,795
	Apartment Income REIT Corp. Class A	4,717,104	170,240
	Ryman Hospitality Properties Inc.	1,750,346	162,642
	Terreno Realty Corp.	2,630,843	158,114
	Kite Realty Group Trust	6,844,325	152,902
	Rayonier Inc.	4,562,397	143,259
	PotlatchDeltic Corp.	2,481,769	131,161
	Independence Realty Trust Inc.	7,014,722	127,808
	Phillips Edison & Co. Inc.	3,651,315	124,437
	Kilroy Realty Corp.	3,657,585	110,057
	EPR Properties	2,350,185	109,989
	Cousins Properties Inc.	4,726,672	107,768
	Essential Properties Realty Trust Inc.	4,573,316	107,656
		Shares	Market Value• ($000)
	Physicians Realty Trust	7,302,943	102,168
	Vornado Realty Trust	5,403,934	98,027
	Apple Hospitality REIT Inc.	6,366,337	96,195
	Broadstone Net Lease Inc.	5,833,913	90,076
	LXP Industrial Trust	9,190,131	89,604
	National Storage Affiliates Trust	2,540,055	88,470
	Sabra Health Care REIT Inc.	7,244,668	85,270
	Corporate Office Properties Trust	3,496,358	83,038
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,270,720	81,768
*	Howard Hughes Corp.	1,025,131	80,903
	Park Hotels & Resorts Inc.	6,219,982	79,740
	Highwoods Properties Inc.	3,294,293	78,767
	DigitalBridge Group Inc.	5,052,740	74,326
	Macerich Co.	6,578,698	74,142
	SITE Centers Corp.	5,556,748	73,460
	Outfront Media Inc.	4,595,059	72,234
	Four Corners Property Trust Inc.	2,726,394	69,250
	Tanger Factory Outlet Centers Inc.	3,059,874	67,531
	National Health Investors Inc.	1,281,511	67,177
*,1	Opendoor Technologies Inc.	16,325,402	65,628
	Equity Commonwealth	3,230,956	65,459
	Sunstone Hotel Investors Inc.	6,451,357	65,288
	Douglas Emmett Inc.	5,183,684	65,159
	Innovative Industrial Properties Inc.	868,411	63,403
[1]	CareTrust REIT Inc.	3,150,497	62,569
	St. Joe Co.	1,267,150	61,254
	Kennedy-Wilson Holdings Inc.	3,702,960	60,469
[1]	SL Green Realty Corp.	1,992,944	59,888
*	Zillow Group Inc. Class A	1,129,014	55,547
	Pebblebrook Hotel Trust	3,897,044	54,325
	Urban Edge Properties	3,434,583	52,996
	JBG SMITH Properties	3,498,670	52,620

47

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	DiamondRock Hospitality Co.	6,447,786	51,647
	Getty Realty Corp.	1,520,152	51,412
	Retail Opportunity Investments Corp.	3,658,756	49,430
	RLJ Lodging Trust	4,785,222	49,144
[1]	eXp World Holdings Inc.	2,410,307	48,881
	InvenTrust Properties Corp.	1,981,023	45,841
	Elme Communities	2,770,419	45,546
	Service Properties Trust	5,154,287	44,791
	Xenia Hotels & Resorts Inc.	3,523,902	43,379
	LTC Properties Inc.	1,307,867	43,186
	Acadia Realty Trust	2,957,938	42,565
	Alexander & Baldwin Inc.	2,240,535	41,629
*	Cushman & Wakefield plc	5,037,275	41,205
[1]	Easterly Government Properties Inc. Class A	2,838,963	41,165
*	Redfin Corp.	3,243,766	40,288
*	Veris Residential Inc.	2,424,434	38,912
	Apartment Investment & Management Co. Class A	4,437,468	37,807
*	Compass Inc. Class A	10,404,324	36,415
*	Radius Global Infrastructure Inc. Class A	2,371,626	35,337
	Uniti Group Inc.	7,282,174	33,644
	UMH Properties Inc.	2,094,666	33,473
	Global Net Lease Inc.	3,198,862	32,884
	Empire State Realty Trust Inc. Class A	4,306,397	32,255
	NETSTREIT Corp.	1,773,271	31,688
	Plymouth Industrial REIT Inc.	1,369,955	31,536
	NexPoint Residential Trust Inc.	676,829	30,782
[1]	Peakstone Realty Trust	1,069,900	29,872
	Centerspace	456,296	27,998
	RPT Realty	2,676,277	27,967
	Piedmont Office Realty Trust Inc. Class A	3,844,391	27,949
	Necessity Retail REIT Inc. Class A	4,035,234	27,278
	American Assets Trust Inc.	1,393,785	26,761
	Paramount Group Inc.	6,014,102	26,642
		Shares	Market Value• ($000)
*	GEO Group Inc.	3,655,153	26,171
	Brandywine Realty Trust	5,472,335	25,446
	Community Healthcare Trust Inc.	751,341	24,809
	Newmark Group Inc. Class A	3,952,472	24,584
	Marcus & Millichap Inc.	754,564	23,776
	Armada Hoffler Properties Inc.	1,903,636	22,234
*	Anywhere Real Estate Inc.	3,293,319	21,999
	Summit Hotel Properties Inc.	3,225,930	21,001
	Universal Health Realty Income Trust	413,444	19,672
	Hudson Pacific Properties Inc.	4,402,588	18,579
	Gladstone Land Corp.	1,118,425	18,197
[1]	Farmland Partners Inc.	1,486,534	18,151
	Global Medical REIT Inc.	1,861,159	16,992
	Diversified Healthcare Trust	7,363,201	16,567
	Saul Centers Inc.	441,962	16,277
	CBL & Associates Properties Inc.	732,574	16,146
[1]	Ares Commercial Real Estate Corp.	1,521,592	15,444
	Whitestone REIT	1,541,690	14,954
	Gladstone Commercial Corp.	1,186,750	14,680
	Chatham Lodging Trust	1,474,768	13,804
	Urstadt Biddle Properties Inc. Class A	616,137	13,099
*	Forestar Group Inc.	538,939	12,153
	Office Properties Income Trust	1,575,871	12,134
	Orion Office REIT Inc.	1,829,577	12,093
	One Liberty Properties Inc.	549,453	11,165
[1]	CTO Realty Growth Inc.	633,230	10,854
	Alexander's Inc.	58,505	10,757
*	Tejon Ranch Co.	619,026	10,653
	RMR Group Inc. Class A	443,704	10,281
	RE/MAX Holdings Inc. Class A	519,322	10,002
*,1	Seritage Growth Properties Class A	1,116,701	9,961
*	FRP Holdings Inc.	170,118	9,794

48

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Bridge Investment Group Holdings Inc. Class A	806,505	9,154
	Braemar Hotels & Resorts Inc.	2,097,772	8,433
	Postal Realty Trust Inc. Class A	503,174	7,402
	Urstadt Biddle Properties Inc.	342,422	7,205
	Stratus Properties Inc.	274,453	7,204
[1]	Alpine Income Property Trust Inc.	436,561	7,094
	Industrial Logistics Properties Trust	2,135,037	7,046
	BRT Apartments Corp.	355,802	7,045
	Hersha Hospitality Trust Class A	1,109,885	6,759
	City Office REIT Inc.	1,177,661	6,560
*	Star Holdings	384,803	5,645
*,1	Ashford Hospitality Trust Inc.	1,242,653	4,635
	Douglas Elliman Inc.	2,016,983	4,478
	Franklin Street Properties Corp.	2,758,628	4,000
[1]	Modiv Inc. Class C	224,372	3,366
*	Maui Land & Pineapple Co. Inc.	201,600	2,871
	Creative Media & Community Trust Corp.	477,630	2,383
	Clipper Realty Inc.	405,295	2,298
*,1	WeWork Inc. Class A	8,952,950	2,287
*	AMREP Corp.	115,952	2,080
*,1	Bluerock Homes Trust Inc.	109,382	1,765
	Global Self Storage Inc.	319,661	1,614
*,1	Altisource Portfolio Solutions SA	244,328	1,393
*,1	Fathom Holdings Inc.	189,801	1,355
*,1	Offerpad Solutions Inc.	76,367	990
*	Rafael Holdings Inc. Class B	381,611	798
*	Comstock Holding Cos. Inc. Class A	164,051	687
*	Sotherly Hotels Inc.	337,859	639
*	Trinity Place Holdings Inc.	756,919	409
*,1	American Strategic Investment Co.	49,393	391
[1]	CorEnergy Infrastructure Trust Inc.	293,803	329
[1]	Presidio Property Trust Inc. Class A	184,525	167
		Shares	Market Value• ($000)
*,2	New York REIT Liquidating LLC	19,100	138
[1]	Generation Income Properties Inc.	32,616	129
*,1	Alset Inc.	77,598	120
*	JW Mays Inc.	2,000	94
*	Power REIT	55,763	91
*,1	Avalon GloboCare Corp.	48,625	75
*	Wheeler REIT Inc.	116,519	72
	Medalist Diversified REIT Inc.	6,100	31
*	Presidio Property Trust Inc. Warrants Exp. 1/24/27	110,319	5
*,2	Spirit MTA REIT	2,854,330	—
*	Pennsylvania REIT	3	—
			40,802,623
Technology (29.8%)
	Apple Inc.	465,937,820	90,377,960
	Microsoft Corp.	231,855,777	78,956,166
	NVIDIA Corp.	73,258,733	30,989,909
*	Alphabet Inc. Class A	185,298,074	22,180,179
*	Meta Platforms Inc. Class A	68,977,723	19,795,227
*	Alphabet Inc. Class C	155,638,663	18,827,609
	Broadcom Inc.	13,002,487	11,278,747
*	Adobe Inc.	14,299,194	6,992,163
*	Salesforce Inc.	29,615,077	6,256,481
*	Advanced Micro Devices Inc.	50,197,471	5,717,994
	Oracle Corp.	46,271,859	5,510,516
	Texas Instruments Inc.	28,302,061	5,094,937
	Intel Corp.	130,033,317	4,348,314
	QUALCOMM Inc.	34,725,169	4,133,684
	Applied Materials Inc.	26,342,526	3,807,549
	Intuit Inc.	8,292,581	3,799,578
	International Business Machines Corp.	28,307,370	3,787,809
*	ServiceNow Inc.	6,348,888	3,567,885
	Analog Devices Inc.	15,631,133	3,045,101
	Lam Research Corp.	4,185,878	2,690,934
*	Palo Alto Networks Inc.	9,533,865	2,435,998
	Micron Technology Inc.	34,140,973	2,154,637
	KLA Corp.	4,279,608	2,075,695
*	Synopsys Inc.	4,747,351	2,067,044
*	Cadence Design Systems Inc.	8,506,753	1,995,004
	Marvell Technology Inc.	26,729,389	1,597,883
	Roper Technologies Inc.	3,320,719	1,596,602

49

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Amphenol Corp. Class A	18,551,242	1,575,928
*	Fortinet Inc.	20,803,633	1,572,547
	Microchip Technology Inc.	17,073,665	1,529,630
*	Snowflake Inc. Class A	8,616,216	1,516,282
*	Workday Inc. Class A	6,359,995	1,436,659
	TE Connectivity Ltd.	9,835,574	1,378,554
*	Autodesk Inc.	6,694,988	1,369,861
*	ON Semiconductor Corp.	13,472,581	1,274,237
*	VMware Inc. Class A	7,349,865	1,056,102
	Cognizant Technology Solutions Corp. Class A	15,804,353	1,031,708
*	Crowdstrike Holdings Inc. Class A	6,645,401	976,010
*	ANSYS Inc.	2,699,235	891,476
*	MongoDB Inc. Class A	2,090,925	859,349
	HP Inc.	27,747,943	852,139
	Corning Inc.	23,784,784	833,419
*	Gartner Inc.	2,341,092	820,108
*	Datadog Inc. Class A	8,322,252	818,743
*	Palantir Technologies Inc. Class A	53,390,974	818,484
*	Atlassian Corp. Class A	4,740,827	795,558
*	HubSpot Inc.	1,471,706	783,080
	CDW Corp.	4,196,567	770,070
	Monolithic Power Systems Inc.	1,407,084	760,149
*	DoorDash Inc. Class A	8,984,948	686,630
	Hewlett Packard Enterprise Co.	40,407,269	678,842
*	VeriSign Inc.	2,761,175	623,943
*	Cloudflare Inc. Class A	8,584,578	561,174
	Skyworks Solutions Inc.	4,951,359	548,066
*	Splunk Inc.	5,166,035	548,065
*	Tyler Technologies Inc.	1,303,654	542,933
	Teradyne Inc.	4,814,414	535,989
	Entegris Inc.	4,658,583	516,264
	Paycom Software Inc.	1,598,591	513,531
	NetApp Inc.	6,648,836	507,971
*	Pinterest Inc. Class A	18,535,647	506,765
*	PTC Inc.	3,501,580	498,275
*	Zoom Video Communications Inc. Class A	6,948,909	471,692
		Shares	Market Value• ($000)
*	Akamai Technologies Inc.	4,849,096	435,788
	Jabil Inc.	3,942,841	425,551
*	Lattice Semiconductor Corp.	4,277,010	410,892
	Dell Technologies Inc. Class C	7,591,490	410,776
*	EPAM Systems Inc.	1,809,186	406,615
*	Zscaler Inc.	2,730,245	399,435
	SS&C Technologies Holdings Inc.	6,586,991	399,172
*	Manhattan Associates Inc.	1,924,050	384,579
	Bentley Systems Inc. Class B	7,049,252	382,281
	Seagate Technology Holdings plc	6,117,988	378,520
*	Western Digital Corp.	9,968,489	378,105
	Leidos Holdings Inc.	4,265,850	377,442
*	Snap Inc. Class A	31,573,477	373,830
*	Match Group Inc.	8,701,387	364,153
*	GoDaddy Inc. Class A	4,777,186	358,910
*	Super Micro Computer Inc.	1,395,042	347,714
*	Dynatrace Inc.	6,744,986	347,164
*	Twilio Inc. Class A	5,446,314	346,494
*	Pure Storage Inc. Class A	9,178,865	337,966
*	Okta Inc. Class A	4,827,143	334,762
*,1	Unity Software Inc.	7,694,636	334,101
*	DocuSign Inc. Class A	6,267,709	320,217
	Gen Digital Inc.	16,929,545	314,043
*	Qorvo Inc.	3,065,226	312,745
*	Ceridian HCM Holding Inc.	4,560,819	305,438
	KBR Inc.	4,260,238	277,171
*	F5 Inc.	1,874,389	274,148
*	ZoomInfo Technologies Inc. Class A	10,705,038	271,801
*	Black Knight Inc.	4,373,318	261,218
*	Arrow Electronics Inc.	1,759,178	251,967
*	Toast Inc. Class A	10,816,192	244,121
*	CACI International Inc. Class A	714,398	243,495
	National Instruments Corp.	4,096,275	235,126
	Vertiv Holdings Co. Class A	9,430,269	233,588
*	Coherent Corp.	4,382,231	223,406
*	Rambus Inc.	3,427,623	219,951
*	SPS Commerce Inc.	1,130,916	217,204
*	Wolfspeed Inc.	3,880,857	215,737
*	Dropbox Inc. Class A	7,900,531	210,707

50

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Novanta Inc.	1,134,702	208,899
*	Nutanix Inc. Class A	7,397,819	207,509
	Universal Display Corp.	1,407,238	202,825
*	Guidewire Software Inc.	2,552,088	194,163
	Science Applications International Corp.	1,702,315	191,476
*	Axcelis Technologies Inc.	1,019,291	186,867
*	Five9 Inc.	2,201,500	181,514
*	Onto Innovation Inc.	1,545,704	180,028
*	DXC Technology Co.	6,660,333	177,964
*	Confluent Inc. Class A	5,010,837	176,933
*	UiPath Inc. Class A	10,490,419	173,826
*	Teradata Corp.	3,174,295	169,539
	Power Integrations Inc.	1,782,481	168,747
*	Procore Technologies Inc.	2,442,986	158,965
	Dolby Laboratories Inc. Class A	1,859,582	155,610
*	Tenable Holdings Inc.	3,540,750	154,200
*	Elastic NV	2,385,085	152,932
*	Aspen Technology Inc.	908,514	152,276
*	Insight Enterprises Inc.	1,021,974	149,556
*	Smartsheet Inc. Class A	3,895,419	149,039
*	IAC Inc.	2,371,529	148,932
*	Silicon Laboratories Inc.	942,779	148,714
*	Workiva Inc. Class A	1,462,279	148,655
*	Fabrinet	1,140,955	148,187
	Avnet Inc.	2,838,156	143,185
*	AppLovin Corp. Class A	5,523,287	142,114
*	Qualys Inc.	1,100,062	142,095
*	Cirrus Logic Inc.	1,724,836	139,729
	TD SYNNEX Corp.	1,474,416	138,595
	Advanced Energy Industries Inc.	1,176,815	131,156
*	DoubleVerify Holdings Inc.	3,347,534	130,286
*	Gitlab Inc. Class A	2,539,395	129,788
*	Altair Engineering Inc. Class A	1,692,010	128,322
*	Diodes Inc.	1,341,895	124,112
*	Box Inc. Class A	4,214,019	123,808
*	IPG Photonics Corp.	903,839	122,759
*	Samsara Inc. Class A	4,386,096	121,539
*	Blackbaud Inc.	1,649,838	117,435
	Vishay Intertechnology Inc.	3,993,190	117,400
		Shares	Market Value• ($000)
*	New Relic Inc.	1,732,464	113,372
	Concentrix Corp.	1,390,718	112,300
*,1	C3.ai Inc. Class A	3,031,894	110,452
*	MACOM Technology Solutions Holdings Inc.	1,647,772	107,978
*	SentinelOne Inc. Class A	7,034,806	106,226
*	Sanmina Corp.	1,747,124	105,299
*	Synaptics Inc.	1,229,909	105,010
*	NCR Corp.	4,102,751	103,389
*	CommVault Systems Inc.	1,384,592	100,549
*	Appfolio Inc. Class A	577,871	99,475
*	Schrodinger Inc.	1,970,605	98,373
*	Ziff Davis Inc.	1,392,117	97,532
*	Ambarella Inc.	1,160,993	97,140
*	Allegro MicroSystems Inc.	2,114,331	95,441
*	Rogers Corp.	586,292	94,938
*,1	MicroStrategy Inc. Class A	277,128	94,894
*	Kyndryl Holdings Inc.	7,110,734	94,431
	Dun & Bradstreet Holdings Inc.	8,138,811	94,166
*	Envestnet Inc.	1,573,678	93,398
	Amkor Technology Inc.	3,077,058	91,542
*	BlackLine Inc.	1,683,912	90,628
*	Perficient Inc.	1,082,261	90,185
*	Plexus Corp.	865,757	85,052
*	Varonis Systems Inc. Class B	3,190,312	85,022
*	Verint Systems Inc.	2,375,616	83,289
*	FormFactor Inc.	2,415,822	82,669
*	Alteryx Inc. Class A	1,815,018	82,402
*	RingCentral Inc. Class A	2,510,005	82,152
*	Freshworks Inc. Class A	4,623,884	81,288
*	Rapid7 Inc.	1,763,098	79,833
	Progress Software Corp.	1,358,745	78,943
*	Alarm.com Holdings Inc.	1,482,779	76,630
*	HashiCorp Inc. Class A	2,839,042	74,326
*	Yelp Inc. Class A	2,031,007	73,949
*,1	DigitalOcean Holdings Inc.	1,838,357	73,792
*	MaxLinear Inc. Class A	2,215,919	69,934
*	Braze Inc. Class A	1,580,528	69,211
*	CCC Intelligent Solutions Holdings Inc.	6,119,618	68,601
*,1	IonQ Inc.	4,967,292	67,207

51

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	NetScout Systems Inc.	2,105,073	65,152
*	Sprout Social Inc. Class A	1,409,367	65,056
*	Cargurus Inc. Class A	2,852,912	64,561
*	JFrog Ltd.	2,305,762	63,870
*	Parsons Corp.	1,326,270	63,847
	Clear Secure Inc. Class A	2,745,226	63,607
	Pegasystems Inc.	1,289,414	63,568
*	nCino Inc.	2,106,697	63,454
*	SiTime Corp.	526,552	62,117
*	Impinj Inc.	691,272	61,973
*	Appian Corp. Class A	1,300,734	61,915
*	Cohu Inc.	1,407,346	58,489
*	PagerDuty Inc.	2,534,813	56,983
*	Fastly Inc. Class A	3,510,833	55,366
*	LiveRamp Holdings Inc.	1,924,396	54,961
*	Magnite Inc.	3,972,446	54,224
*	Q2 Holdings Inc.	1,723,260	53,249
*	Asana Inc. Class A	2,387,467	52,620
*	Ultra Clean Holdings Inc.	1,352,591	52,021
*	Bumble Inc. Class A	3,017,444	50,633
	Xerox Holdings Corp.	3,375,191	50,257
*	Semtech Corp.	1,969,320	50,139
	CSG Systems International Inc.	935,084	49,316
*	TTM Technologies Inc.	3,469,769	48,230
*	ePlus Inc.	824,885	46,441
*	Photronics Inc.	1,733,082	44,696
*	Credo Technology Group Holding Ltd.	2,526,287	43,806
*	PDF Solutions Inc.	969,445	43,722
*	Squarespace Inc. Class A	1,381,000	43,557
*	Agilysys Inc.	626,484	43,002
*	Zuora Inc. Class A	3,917,211	42,972
*	Sprinklr Inc. Class A	3,032,669	41,942
*	SMART Global Holdings Inc.	1,439,470	41,759
*	Paycor HCM Inc.	1,734,754	41,062
*	Veradigm Inc.	3,246,839	40,910
*	Veeco Instruments Inc.	1,590,473	40,843
	CTS Corp.	945,291	40,298
*,1	Jamf Holding Corp.	2,053,789	40,090
*	Model N Inc.	1,112,804	39,349
*	3D Systems Corp.	3,852,133	38,252
*	PROS Holdings Inc.	1,232,474	37,960
*,1	Navitas Semiconductor Corp. Class A	3,461,400	36,483
*,1	Aehr Test Systems	882,404	36,399
		Shares	Market Value• ($000)
	Methode Electronics Inc.	1,074,089	36,003
	Shutterstock Inc.	737,707	35,904
*	Yext Inc.	3,172,438	35,880
*	Zeta Global Holdings Corp. Class A	4,140,218	35,357
*	Cerence Inc.	1,201,324	35,115
*	Upwork Inc.	3,733,886	34,874
*,1	indie Semiconductor Inc. Class A	3,703,666	34,814
	Adeia Inc.	3,061,811	33,711
*	Everbridge Inc.	1,247,714	33,563
*	E2open Parent Holdings Inc.	5,747,753	32,187
*	Ichor Holdings Ltd.	846,634	31,749
	A10 Networks Inc.	2,174,205	31,722
*	Intapp Inc.	734,867	30,798
*	N-able Inc.	1,946,300	28,046
	Benchmark Electronics Inc.	1,068,217	27,592
*	Vertex Inc. Class A	1,409,745	27,490
*	ForgeRock Inc. Class A	1,337,302	27,468
*	EngageSmart Inc.	1,418,119	27,072
*,1	Xometry Inc. Class A	1,271,417	26,929
*	Digital Turbine Inc.	2,901,678	26,928
*	PAR Technology Corp.	794,296	26,156
*	Avid Technology Inc.	1,022,457	26,073
*,1	MicroVision Inc.	5,662,357	25,934
*	TechTarget Inc.	831,768	25,893
*	AvePoint Inc.	4,421,969	25,471
*	ScanSource Inc.	836,936	24,740
*	Matterport Inc.	7,851,178	24,731
*	Eventbrite Inc. Class A	2,533,728	24,197
*,1	SoundHound AI Inc. Class A	5,205,601	23,685
*	PubMatic Inc. Class A	1,239,124	22,651
*	Thoughtworks Holding Inc.	2,936,882	22,173
*	SmartRent Inc. Class A	5,566,988	21,322
*	Alpha & Omega Semiconductor Ltd.	643,490	21,106
*	Informatica Inc. Class A	1,125,336	20,819
	Simulations Plus Inc.	475,654	20,610
*	Olo Inc. Class A	3,067,735	19,818
*	nLight Inc.	1,264,578	19,500
*,1	Rumble Inc.	2,181,400	19,458
	Ebix Inc.	765,121	19,281
*	BigCommerce Holdings Inc.	1,899,824	18,903

52

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Kimball Electronics Inc.	678,099	18,736
*,1	Planet Labs PBC	5,801,296	18,680
*	Amplitude Inc. Class A	1,624,774	17,872
*	Alkami Technology Inc.	1,064,985	17,455
*	ACM Research Inc. Class A	1,331,267	17,413
*,1	Applied Digital Corp.	1,851,300	17,310
*,1	Cleanspark Inc.	3,999,678	17,159
*	OneSpan Inc.	1,153,080	17,112
*	Consensus Cloud Solutions Inc.	544,091	16,867
*	MeridianLink Inc.	805,728	16,759
*	SolarWinds Corp.	1,618,452	16,605
*	CEVA Inc.	645,647	16,496
*	Vimeo Inc.	3,982,389	16,407
*,1	Definitive Healthcare Corp. Class A	1,450,631	15,957
	PC Connection Inc.	343,225	15,479
	Hackett Group Inc.	689,753	15,416
*	Grid Dynamics Holdings Inc.	1,666,570	15,416
*	Mitek Systems Inc.	1,391,563	15,085
*,1	Digimarc Corp.	490,852	14,451
	NVE Corp.	145,801	14,207
*	Domo Inc. Class B	900,573	13,202
*,1	SEMrush Holdings Inc. Class A	1,339,751	12,821
	ON24 Inc.	1,517,830	12,325
*	Enfusion Inc. Class A	1,069,947	12,005
*,1	Nextdoor Holdings Inc.	3,659,313	11,929
*	Couchbase Inc.	747,916	11,832
*	NerdWallet Inc. Class A	1,080,320	10,166
*,1	Expensify Inc. Class A	1,226,965	9,791
*	LivePerson Inc.	2,161,862	9,772
	American Software Inc. Class A	921,406	9,684
*,1	FiscalNote Holdings Inc.	2,641,300	9,614
*	Weave Communications Inc.	862,525	9,583
*,1	Innodata Inc.	826,077	9,359
*,1	inTEST Corp.	350,032	9,192
*,1	Terawulf Inc.	4,941,318	8,647
*	Bandwidth Inc. Class A	631,073	8,633
*	Daktronics Inc.	1,325,348	8,482
*	Kopin Corp.	3,713,434	7,984
*	Asure Software Inc.	639,226	7,773
		Shares	Market Value• ($000)
*,1	Tucows Inc. Class A	278,469	7,725
*	Unisys Corp.	1,935,305	7,702
*,1	Presto Automation Inc.	1,445,442	7,545
*,1	Atomera Inc.	855,596	7,504
	Immersion Corp.	1,053,734	7,460
*	Rimini Street Inc.	1,477,020	7,075
*	Identiv Inc.	821,350	6,908
*,1	Red Violet Inc.	320,472	6,592
*,1	MediaAlpha Inc. Class A	621,568	6,408
*,1	Vroom Inc.	4,332,182	6,238
*,1	Blend Labs Inc. Class A	6,432,185	6,093
*,1	SkyWater Technology Inc.	621,278	5,852
*	TrueCar Inc.	2,570,193	5,809
*	CoreCard Corp.	221,175	5,609
*	Everspin Technologies Inc.	600,337	5,529
	Richardson Electronics Ltd.	332,253	5,482
*,1	eMagin Corp.	2,762,947	5,471
*	Rackspace Technology Inc.	1,911,506	5,199
*	EverCommerce Inc.	427,123	5,057
*	eGain Corp.	657,552	4,925
*,1	Aeva Technologies Inc.	3,931,094	4,914
*,1	QuickLogic Corp.	528,914	4,861
*	Brightcove Inc.	1,155,702	4,634
*,1	Ouster Inc.	916,271	4,526
*,1	Veritone Inc.	1,137,370	4,458
*,1	Arteris Inc.	646,449	4,409
[1]	Park City Group Inc.	426,240	4,301
*	EverQuote Inc. Class A	645,954	4,199
*	Amtech Systems Inc.	433,501	4,144
*,1	Groupon Inc. Class A	698,916	4,131
*	AXT Inc.	1,175,531	4,044
*	Pixelworks Inc.	2,210,677	3,824
*,1	Nutex Health Inc.	9,055,751	3,818
*,1	Cipher Mining Inc.	1,308,472	3,742
*,1	Porch Group Inc.	2,673,021	3,689
*	Quantum Corp.	3,321,825	3,588
*	Upland Software Inc.	980,074	3,528
*	AstroNova Inc.	241,721	3,505
*,1	NextNav Inc.	1,188,312	3,494
*,1	Rigetti Computing Inc.	2,946,700	3,462
*	Telos Corp.	1,351,503	3,460
*,1	System1 Inc.	726,600	3,270
*,1	Innovid Corp.	2,584,769	2,817
*	Synchronoss Technologies Inc.	3,017,451	2,803
*	Transphorm Inc.	819,666	2,787

53

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Computer Task Group Inc.	354,158	2,695
*	WM Technology Inc.	3,203,513	2,683
*,1	Intevac Inc.	712,652	2,672
*,1	GSI Technology Inc.	481,492	2,663
*	Edgio Inc.	3,619,157	2,439
*	TransAct Technologies Inc.	268,278	2,404
*	Viant Technology Inc. Class A	509,873	2,351
*,1	LiveVox Holdings Inc.	823,213	2,264
*,1	Smith Micro Software Inc.	2,009,704	2,231
*,1	Skillz Inc. Class A	241,611	2,199
*,1	Backblaze Inc. Class A	507,205	2,196
*,1	Phunware Inc.	3,924,649	2,119
*	Issuer Direct Corp.	110,039	2,068
*,1	comScore Inc.	2,442,580	1,978
*	SecureWorks Corp. Class A	263,152	1,903
	CSP Inc.	139,445	1,661
*,1	Intellicheck Inc.	671,745	1,659
*,1	BigBear.ai Holdings Inc.	686,740	1,614
*,1	Glimpse Group Inc.	437,150	1,556
*	Key Tronic Corp.	270,500	1,534
*,1	Embark Technology Inc.	533,700	1,526
*,1	Arena Group Holdings Inc.	332,403	1,522
*	CVD Equipment Corp.	198,073	1,460
*	1stdibs.com Inc.	386,479	1,445
*	One Stop Systems Inc.	498,283	1,430
*,1	KULR Technology Group Inc.	2,126,566	1,361
*,1	Alpine 4 Holdings Inc.	649,413	1,312
*	Streamline Health Solutions Inc.	1,027,543	1,305
*,1	Beachbody Co. Inc.	3,047,190	1,276
*	Flux Power Holdings Inc.	287,084	1,237
[1]	VirnetX Holding Corp.	2,322,044	1,080
*	EMCORE Corp.	1,425,083	1,073
*,1	BuzzFeed Inc. Class A	2,108,022	1,065
*,1	Steel Connect Inc.	126,263	1,058
*,1	Quantum Computing Inc.	880,269	1,039
*	AudioEye Inc.	211,717	1,035
*	Aware Inc.	646,876	1,022
*	Zedge Inc. Class B	455,536	1,020
*,1	KORE Group Holdings Inc.	823,448	1,005
		Shares	Market Value• ($000)
*	DecisionPoint Systems Inc.	179,250	986
*	NetSol Technologies Inc.	391,833	925
*,1	Inuvo Inc.	3,857,320	856
*	Data I/O Corp.	180,859	776
*,1	OMNIQ Corp.	175,600	709
*	Bridgeline Digital Inc.	510,114	602
*,1	CYNGN Inc.	479,651	600
*	Mastech Digital Inc.	57,522	568
*,1	Intrusion Inc.	416,377	508
*	Trio-Tech International	105,180	506
*	WidePoint Corp.	265,533	494
*	authID Inc.	553,374	492
*	SeaChange International Inc.	59,642	487
*	BSQUARE Corp.	370,084	481
*	Duos Technologies Group Inc.	73,218	435
*	iPower Inc.	386,294	425
*,1	Boxlight Corp. Class A	187,451	416
*	SilverSun Technologies Inc.	118,790	400
*,1	IronNet Inc.	1,890,753	395
*,1	BTCS Inc. (XNCM)	280,193	332
*,1	Vinco Ventures Inc.	267,407	326
*,1	SigmaTron International Inc.	98,274	318
*,1	Remark Holdings Inc.	310,306	304
*,1	Super League Gaming Inc.	736,401	280
*,1	Direct Digital Holdings Inc. Class A	90,848	259
*	Peraso Inc.	436,157	216
*,1	Research Frontiers Inc.	128,114	205
*	GSE Systems Inc.	541,861	195
*,1	Laser Photonics Corp.	59,452	186
*,1	Creative Realities Inc.	56,922	174
*	Kubient Inc.	295,586	163
*,1	Data Storage Corp.	64,393	149
*	Paltalk Inc.	65,588	123
*	VerifyMe Inc.	85,157	118
*,1	Leafly Holdings Inc.	310,600	90
*,1	Greenidge Generation Holdings Inc. Class A	25,426	72
*,1	T Stamp Inc. Class A	44,450	57
*	Nortech Systems Inc.	5,000	49
*	Intellinetics Inc.	1,500	6
*	Transphorm Inc. Rights	819,666	6

54

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,2	Ikonics Corp. CVR	7,226	—
*,2	BTCS Inc. (XNAS)	280,193	—
			402,740,858
Telecommunications (2.1%)
	Cisco Systems Inc.	114,353,406	5,916,645
	Comcast Corp. Class A	129,634,528	5,386,315
	Verizon Communications Inc.	117,970,128	4,387,309
	AT&T Inc.	223,261,446	3,561,020
*	T-Mobile US Inc.	18,701,688	2,597,664
	Motorola Solutions Inc.	5,235,834	1,535,565
*	Arista Networks Inc.	7,213,410	1,169,005
*	Charter Communications Inc. Class A	3,051,057	1,120,867
	Juniper Networks Inc.	10,096,685	316,329
*	Liberty Broadband Corp. Class C	3,741,940	299,767
*	Roku Inc. Class A	3,817,278	244,153
	Iridium Communications Inc.	3,542,865	220,083
*	Ciena Corp.	4,644,354	197,339
*	Frontier Communications Parent Inc.	7,667,911	142,930
*	Lumentum Holdings Inc.	2,032,793	115,320
*	Extreme Networks Inc.	4,035,655	105,129
	Cable One Inc.	144,813	95,154
*	Viasat Inc.	2,271,053	93,704
	Cogent Communications Holdings Inc.	1,364,475	91,816
*	Calix Inc.	1,747,520	87,219
	InterDigital Inc.	838,432	80,951
*	Viavi Solutions Inc.	6,961,143	78,870
	Lumen Technologies Inc.	30,131,904	68,098
*	Harmonic Inc.	3,255,717	52,645
*	DISH Network Corp. Class A	7,842,726	51,684
*	Liberty Broadband Corp. Class A	514,680	41,035
*	Digi International Inc.	1,039,708	40,954
*	CommScope Holding Co. Inc.	6,269,922	35,300
*	Gogo Inc.	1,931,306	32,852
	Shenandoah Telecommunications Co.	1,552,599	30,167
*,1	Infinera Corp.	5,831,136	28,164
		Shares	Market Value• ($000)
	Telephone & Data Systems Inc.	3,151,054	25,933
*	Globalstar Inc.	21,655,685	23,388
*,1	Lightwave Logic Inc.	3,299,828	23,000
	ADTRAN Holdings Inc.	2,181,394	22,970
	Bel Fuse Inc. Class B	379,156	21,767
*	Altice USA Inc. Class A	6,717,067	20,286
*,1	fuboTV Inc.	9,311,740	19,368
*	Clearfield Inc.	406,637	19,254
*	EchoStar Corp. Class A	1,106,964	19,195
*	IDT Corp. Class B	640,184	16,549
*	Xperi Inc.	1,203,602	15,827
*,1	8x8 Inc.	3,289,503	13,915
*	WideOpenWest Inc.	1,564,532	13,205
	ATN International Inc.	324,753	11,886
*	Anterix Inc.	371,637	11,777
*,1	AST SpaceMobile Inc. Class A	2,482,967	11,670
*	NETGEAR Inc.	802,059	11,357
*	Aviat Networks Inc.	301,106	10,048
*	Ooma Inc.	671,112	10,047
*	Consolidated Communications Holdings Inc.	2,207,355	8,454
*	United States Cellular Corp.	461,155	8,130
*	Ribbon Communications Inc.	2,867,787	8,001
	Comtech Telecommunications Corp.	846,569	7,738
*	Akoustis Technologies Inc.	2,271,105	7,222
[1]	Spok Holdings Inc.	518,466	6,890
*	KVH Industries Inc.	599,619	5,481
*	Cambium Networks Corp.	347,319	5,286
*,1	Applied Optoelectronics Inc.	828,961	4,941
*,1	Kaltura Inc.	2,319,059	4,916
*	Lantronix Inc.	761,992	3,208
*	Powerfleet Inc.	952,316	2,857
*	Genasys Inc.	1,014,600	2,638
*	DZS Inc.	641,747	2,548
*,1	SurgePays Inc.	345,312	2,524
*	Charge Enterprises Inc.	2,547,177	2,496
	PCTEL Inc.	485,049	2,326
*,1	Inseego Corp.	3,041,116	1,957
*	Airgain Inc.	355,805	1,921
	Network-1 Technologies Inc.	570,833	1,319

55

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	CalAmp Corp.	1,222,612	1,296
*	TESSCO Technologies Inc.	138,125	1,236
*,1	Casa Systems Inc.	957,382	1,168
*	Franklin Wireless Corp.	243,722	909
	Crexendo Inc.	345,906	609
*	Optical Cable Corp.	92,325	373
*,1	Vislink Technologies Inc.	55,959	318
*,1	Sonim Technologies Inc.	239,926	276
	Bel Fuse Inc. Class A	3,626	211
	ClearOne Inc.	249,029	206
*,1	Airspan Networks Holdings Inc.	614,890	102
*	ADDvantage Technologies Group Inc.	88,780	56
*,1	COMSovereign Holding Corp.	1,444	2
*,1,2	FTE Networks Inc.	84,180	—
			28,643,110
Utilities (2.9%)
	NextEra Energy Inc.	63,096,302	4,681,746
	Southern Co.	34,024,712	2,390,236
	Waste Management Inc.	12,678,940	2,198,782
	Duke Energy Corp.	24,066,349	2,159,714
	Sempra Energy	9,805,383	1,427,566
	American Electric Power Co. Inc.	16,084,183	1,354,288
	Dominion Energy Inc.	26,055,993	1,349,440
*	PG&E Corp.	73,181,506	1,264,576
	Exelon Corp.	30,975,601	1,261,946
	Waste Connections Inc.	8,028,403	1,147,500
	Xcel Energy Inc.	17,142,641	1,065,758
	Republic Services Inc. Class A	6,403,938	980,891
	Consolidated Edison Inc.	10,766,521	973,293
	Public Service Enterprise Group Inc.	15,540,152	972,969
	Constellation Energy Corp.	10,190,228	932,915
	American Water Works Co. Inc.	6,092,648	869,725
	WEC Energy Group Inc.	9,846,190	868,828
	Edison International	11,935,575	828,926
	Eversource Energy	10,870,560	770,940
	Ameren Corp.	8,244,494	673,328
	FirstEnergy Corp.	16,956,115	659,254
	Entergy Corp.	6,585,765	641,256
		Shares	Market Value• ($000)
	DTE Energy Co.	5,795,120	637,579
	PPL Corp.	22,923,273	606,550
	CenterPoint Energy Inc.	19,636,264	572,397
	CMS Energy Corp.	9,074,782	533,143
	Atmos Energy Corp.	4,502,599	523,832
	AES Corp.	20,840,520	432,024
	Evergy Inc.	7,162,013	418,405
	Alliant Energy Corp.	7,832,785	411,065
	NiSource Inc.	12,839,605	351,163
	Vistra Corp.	11,722,706	307,721
	Essential Utilities Inc.	7,480,664	298,553
	Pinnacle West Capital Corp.	3,516,311	286,439
	NRG Energy Inc.	7,173,588	268,220
*	Clean Harbors Inc.	1,522,633	250,367
	OGE Energy Corp.	6,239,245	224,051
	UGI Corp.	6,542,670	176,456
	IDACORP Inc.	1,572,025	161,290
*	Casella Waste Systems Inc. Class A	1,750,531	158,336
	National Fuel Gas Co.	2,858,388	146,807
	Portland General Electric Co.	3,070,130	143,774
	New Jersey Resources Corp.	3,018,513	142,474
*	Stericycle Inc.	2,869,324	133,251
	ONE Gas Inc.	1,730,219	132,898
	Southwest Gas Holdings Inc.	2,077,493	132,232
	Ormat Technologies Inc.	1,581,248	127,227
	Black Hills Corp.	2,051,589	123,629
	Hawaiian Electric Industries Inc.	3,407,452	123,350
	PNM Resources Inc.	2,671,354	120,478
*	Sunrun Inc.	6,352,586	113,457
	NorthWestern Corp.	1,869,594	106,118
	ALLETE Inc.	1,780,879	103,238
	American States Water Co.	1,159,795	100,902
	Spire Inc.	1,553,788	98,572
	Avangrid Inc.	2,448,416	92,256
	Avista Corp.	2,347,756	92,196
	MGE Energy Inc.	1,136,576	89,915
	California Water Service Group	1,720,608	88,835
	Clearway Energy Inc. Class C	2,375,578	67,847
	Chesapeake Utilities Corp.	525,844	62,575
	SJW Group	859,967	60,292
*,1	Sunnova Energy International Inc.	3,072,177	56,252
	Northwest Natural Holding Co.	1,077,269	46,376

56

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Middlesex Water Co.	551,360	44,473
	Clearway Energy Inc. Class A	1,266,427	34,194
	Unitil Corp.	501,679	25,440
*	Enviri Corp.	2,563,153	25,298
*	Heritage-Crystal Clean Inc.	569,023	21,503
	York Water Co.	335,520	13,847
*,1	NuScale Power Corp.	2,004,840	13,633
	Artesian Resources Corp. Class A	278,092	13,131
	Excelerate Energy Inc. Class A	635,447	12,919
*,1	Vertex Energy Inc.	1,969,532	12,310
*,1	Altus Power Inc. Class A	2,139,508	11,553
	Genie Energy Ltd. Class B	742,474	10,499
	Aris Water Solutions Inc. Class A	797,758	8,233
*	Pure Cycle Corp.	574,922	6,324
	Global Water Resources Inc.	429,961	5,452
[1]	RGC Resources Inc.	254,708	5,102
*,1	Cadiz Inc.	1,127,137	4,576
*	Quest Resource Holding Corp.	558,617	3,642
*,1	Perma-Fix Environmental Services Inc.	325,244	3,571
*,1	Aqua Metals Inc.	1,891,145	2,213
[1]	Via Renewables Inc. Class A	133,126	927
*	Advanced Emissions Solutions Inc.	440,948	820
*,1	Stronghold Digital Mining Inc. Class A	66,711	279
			38,876,358
Total Common Stocks (Cost $677,915,619)			1,348,488,639
	Shares	Market Value• ($000)
Preferred Stock (0.0%)
Air T Funding Pfd., 8.000%, 6/7/24 (Cost $36)	1,727	37
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[5,6] Vanguard Market Liquidity Fund, 5.150% (Cost $6,845,828)	68,482,365	6,846,867
Total Investments (100.3%) (Cost $684,761,483)		1,355,335,543
Other Assets and Liabilities—Net (-0.3%)		(4,163,572)
Net Assets (100%)		1,351,171,971
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,376,408,000.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Restricted securities totaling $11,045,000, representing 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $4,832,001,000 was received for securities on loan, of which $4,829,605,000 is held in Vanguard Market Liquidity Fund and $2,396,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

57

Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	4,453	423,859	3,768
E-mini S&P 500 Index	September 2023	6,851	1,537,450	30,048
E-mini S&P Mid-Cap 400 Index	September 2023	240	63,458	1,829
				35,645

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/31/24	GSI	7,095	(5.076)	301	—
Bank of New York Mellon Corp.	8/31/23	BANA	16,080	(5.523)	1,657	—
Global Payments Inc.	8/31/23	BANA	61,146	(5.620)	—	(2,094)
Global Payments Inc.	8/31/23	BANA	50,435	(5.619)	—	(1,215)
Global Payments Inc.	8/31/23	BANA	14,267	(5.620)	—	(489)
Global Payments Inc.	8/31/23	BANA	13,677	(5.523)	90	—
Global Payments Inc.	8/31/23	BANA	13,677	(5.523)	90	—
Global Payments Inc.	8/31/23	BANA	9,769	(5.523)	65	—
Global Payments Inc.	8/31/23	BANA	9,769	(5.523)	65	—
Global Payments Inc.	8/31/23	BANA	8,792	(5.523)	58	—
Goldman Sachs Group Inc.	8/30/24	BANA	204,057	(5.673)	—	(215)
Goldman Sachs Group Inc.	8/30/24	BANA	55,387	(5.673)	—	(58)
Goldman Sachs Group Inc.	8/30/24	BANA	16,195	(5.673)	—	(17)
Paycor HCM Inc.	1/31/24	CITNA	4,398	(5.073)	318	—
VICI Properties Inc. Class A	8/31/23	BANA	146,918	(5.623)	3,562	—
Visa Inc. Class A	8/31/23	BANA	49,732	(4.973)	3,603	—
					9,809	(4,088)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At June 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,577,000 and cash of $50,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
58

Total Stock Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $677,905,463)	1,348,479,721
Affiliated Issuers (Cost $6,856,020)	6,855,822
Total Investments in Securities	1,355,335,543
Investment in Vanguard	44,940
Cash	2,396
Cash Collateral Pledged—Futures Contracts	170,620
Receivables for Investment Securities Sold	151,964
Receivables for Accrued Income	930,637
Receivables for Capital Shares Issued	1,471,335
Variation Margin Receivable—Futures Contracts	35,123
Unrealized Appreciation—Over-the-Counter Swap Contracts	9,809
Total Assets	1,358,152,367
Liabilities
Due to Custodian	87,244
Payables for Investment Securities Purchased	339,801
Collateral for Securities on Loan	4,832,001
Payables for Capital Shares Redeemed	1,701,386
Payables to Vanguard	15,876
Unrealized Depreciation—Over-the-Counter Swap Contracts	4,088
Total Liabilities	6,980,396
Net Assets	1,351,171,971
1 Includes $4,376,408,000 of securities on loan.
59

Total Stock Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	698,504,956
Total Distributable Earnings (Loss)	652,667,015
Net Assets	1,351,171,971

Investor Shares—Net Assets
Applicable to 191,836,838 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,585,092
Net Asset Value Per Share—Investor Shares	$107.31

ETF Shares—Net Assets
Applicable to 1,405,309,167 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	309,815,167
Net Asset Value Per Share—ETF Shares	$220.46

Admiral Shares—Net Assets
Applicable to 2,951,549,011 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	316,757,414
Net Asset Value Per Share—Admiral Shares	$107.32

Institutional Shares—Net Assets
Applicable to 713,194,169 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	76,550,802
Net Asset Value Per Share—Institutional Shares	$107.34

Institutional Plus Shares—Net Assets
Applicable to 2,862,617,704 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	576,278,457
Net Asset Value Per Share—Institutional Plus Shares	$201.31

Institutional Select Shares—Net Assets
Applicable to 242,285,036 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	51,185,039
Net Asset Value Per Share—Institutional Select Shares	$211.26
See accompanying Notes, which are an integral part of the Financial Statements.
60

Total Stock Market Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	9,776,855
Dividends—Affiliated Issuers	—
Interest—Unaffiliated Issuers	8,705
Interest—Affiliated Issuers	158,554
Securities Lending—Net	171,759
Total Income	10,115,873
Expenses
The Vanguard Group—Note B
Investment Advisory Services	16,456
Management and Administrative—Investor Shares	12,401
Management and Administrative—ETF Shares	30,600
Management and Administrative—Admiral Shares	47,336
Management and Administrative—Institutional Shares	8,409
Management and Administrative—Institutional Plus Shares	35,463
Management and Administrative—Institutional Select Shares	1,698
Marketing and Distribution—Investor Shares	538
Marketing and Distribution—ETF Shares	6,320
Marketing and Distribution—Admiral Shares	6,774
Marketing and Distribution—Institutional Shares	1,326
Marketing and Distribution—Institutional Plus Shares	7,303
Marketing and Distribution—Institutional Select Shares	47
Custodian Fees	806
Shareholders’ Reports—Investor Shares	110
Shareholders’ Reports—ETF Shares	1,542
Shareholders’ Reports—Admiral Shares	617
Shareholders’ Reports—Institutional Shares	31
Shareholders’ Reports—Institutional Plus Shares	1,207
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	323
Other Expenses	57
Total Expenses	179,364
Expenses Paid Indirectly	(5)
Net Expenses	179,359
Net Investment Income	9,936,514
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	7,569,047
Investment Securities Sold—Affiliated Issuers[3]	946
61

Total Stock Market Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2023
($000)
Futures Contracts	637,722
Swap Contracts	(68,983)
Realized Net Gain (Loss)	8,138,732
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	169,928,266
Investment Securities—Affiliated Issuers	(2,554)
Futures Contracts	223,288
Swap Contracts	55,924
Change in Unrealized Appreciation (Depreciation)	170,204,924
Net Increase (Decrease) in Net Assets Resulting from Operations	188,280,170
1	Dividends are net of foreign withholding taxes of $908,000.
2	Includes $9,503,302,000 of net gain (loss) resulting from in-kind redemptions.
3	Includes less than $1,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
62

Total Stock Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,936,514	18,662,820
Realized Net Gain (Loss)	8,138,732	5,664,235
Change in Unrealized Appreciation (Depreciation)	170,204,924	(294,464,966)
Net Increase (Decrease) in Net Assets Resulting from Operations	188,280,170	(270,137,911)
Distributions
Investor Shares	(141,790)	(284,794)
ETF Shares	(2,242,983)	(4,187,918)
Admiral Shares	(2,297,861)	(4,513,747)
Institutional Shares	(560,907)	(1,107,318)
Institutional Plus Shares	(4,202,141)	(7,915,118)
Institutional Select Shares	(372,794)	(713,492)
Total Distributions	(9,818,476)	(18,722,387)
Capital Share Transactions
Investor Shares	(606,377)	(104,300,286)
ETF Shares	8,235,684	25,952,138
Admiral Shares	308,314	4,099,576
Institutional Shares	(392,924)	(155,304,571)
Institutional Plus Shares	11,934,282	295,703,507
Institutional Select Shares	304,815	2,223,565
Net Increase (Decrease) from Capital Share Transactions	19,783,794	68,373,929
Total Increase (Decrease)	198,245,488	(220,486,369)
Net Assets
Beginning of Period	1,152,926,483	1,373,412,852
End of Period	1,351,171,971	1,152,926,483
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$93.09	$117.53	$94.71	$79.66	$62.08	$66.70
Investment Operations
Net Investment Income[1]	.738	1.335	1.284	1.284	1.279	1.275
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	14.213	(24.344)	22.837	15.026	17.634	(4.703)
Total from Investment Operations	14.951	(23.009)	24.121	16.310	18.913	(3.428)
Distributions
Dividends from Net Investment Income	(.731)	(1.431)	(1.301)	(1.260)	(1.333)	(1.192)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.731)	(1.431)	(1.301)	(1.260)	(1.333)	(1.192)
Net Asset Value, End of Period	$107.31	$93.09	$117.53	$94.71	$79.66	$62.08
Total Return[3]	16.12%	-19.60%	25.59%	20.87%	30.65%	-5.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,585	$18,409	$133,977	$153,845	$139,686	$121,266
Ratio of Total Expenses to Average Net Assets	0.14%[4]	0.14%[4]	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.28%	1.20%	1.62%	1.78%	1.86%
Portfolio Turnover Rate[5]	1%	3%	4%	8%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$191.25	$241.49	$194.61	$163.70	$127.56	$137.06
Investment Operations
Net Investment Income[1]	1.630	3.191	2.912	2.831	2.809	2.781
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	29.193	(50.248)	46.898	30.848	36.236	(9.676)
Total from Investment Operations	30.823	(47.057)	49.810	33.679	39.045	(6.895)
Distributions
Dividends from Net Investment Income	(1.613)	(3.183)	(2.930)	(2.769)	(2.905)	(2.605)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.613)	(3.183)	(2.930)	(2.769)	(2.905)	(2.605)
Net Asset Value, End of Period	$220.46	$191.25	$241.49	$194.61	$163.70	$127.56
Total Return	16.18%	-19.50%	25.72%	20.95%	30.80%	-5.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$309,815	$261,084	$299,088	$202,075	$138,067	$94,809
Ratio of Total Expenses to Average Net Assets	0.03%[3]	0.03%[3]	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.55%	1.31%	1.73%	1.89%	1.97%
Portfolio Turnover Rate[4]	1%	3%	4%	8%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$93.10	$117.56	$94.74	$79.69	$62.09	$66.72
Investment Operations
Net Investment Income[1]	.787	1.540	1.402	1.364	1.360	1.344
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	14.213	(24.460)	22.833	15.025	17.646	(4.711)
Total from Investment Operations	15.000	(22.920)	24.235	16.389	19.006	(3.367)
Distributions
Dividends from Net Investment Income	(.780)	(1.540)	(1.415)	(1.339)	(1.406)	(1.263)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.780)	(1.540)	(1.415)	(1.339)	(1.406)	(1.263)
Net Asset Value, End of Period	$107.32	$93.10	$117.56	$94.74	$79.69	$62.09
Total Return[3]	16.17%	-19.53%	25.71%	20.99%	30.80%	-5.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$316,757	$274,489	$341,733	$273,622	$252,536	$185,102
Ratio of Total Expenses to Average Net Assets	0.04%[4]	0.04%[4]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.54%	1.30%	1.72%	1.88%	1.96%
Portfolio Turnover Rate[5]	1%	3%	4%	8%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$93.12	$117.58	$94.75	$79.70	$62.10	$66.73
Investment Operations
Net Investment Income[1]	.792	1.497	1.416	1.374	1.365	1.354
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	14.213	(24.407)	22.841	15.024	17.649	(4.715)
Total from Investment Operations	15.005	(22.910)	24.257	16.398	19.014	(3.361)
Distributions
Dividends from Net Investment Income	(.785)	(1.550)	(1.427)	(1.348)	(1.414)	(1.269)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.785)	(1.550)	(1.427)	(1.348)	(1.414)	(1.269)
Net Asset Value, End of Period	$107.34	$93.12	$117.58	$94.75	$79.70	$62.10
Total Return	16.18%	-19.51%	25.73%	21.00%	30.81%	-5.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$76,551	$66,751	$249,282	$180,586	$152,716	$115,115
Ratio of Total Expenses to Average Net Assets	0.03%[3]	0.03%[3]	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.46%	1.31%	1.73%	1.89%	1.97%
Portfolio Turnover Rate[4]	1%	3%	4%	8%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$174.63	$220.49	$177.69	$149.47	$116.46	$125.14
Investment Operations
Net Investment Income[1]	1.496	2.960	2.672	2.591	2.575	2.555
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	26.657	(45.906)	42.823	28.172	33.100	(8.842)
Total from Investment Operations	28.153	(42.946)	45.495	30.763	35.675	(6.287)
Distributions
Dividends from Net Investment Income	(1.473)	(2.914)	(2.695)	(2.543)	(2.665)	(2.393)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.473)	(2.914)	(2.695)	(2.543)	(2.665)	(2.393)
Net Asset Value, End of Period	$201.31	$174.63	$220.49	$177.69	$149.47	$116.46
Total Return	16.18%	-19.51%	25.74%	21.02%	30.82%	-5.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$576,278	$488,093	$296,554	$226,288	$188,188	$135,641
Ratio of Total Expenses to Average Net Assets	0.02%[3]	0.02%[3]	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.59%	1.32%	1.74%	1.90%	1.98%
Portfolio Turnover Rate[4]	1%	3%	4%	8%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$183.25	$231.36	$186.45	$156.83	$122.20	$131.31
Investment Operations
Net Investment Income[1]	1.576	3.093	2.821	2.772	2.709	2.704
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	27.979	(48.139)	44.937	29.532	34.731	(9.290)
Total from Investment Operations	29.555	(45.046)	47.758	32.304	37.440	(6.586)
Distributions
Dividends from Net Investment Income	(1.545)	(3.064)	(2.848)	(2.684)	(2.810)	(2.524)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.545)	(3.064)	(2.848)	(2.684)	(2.810)	(2.524)
Net Asset Value, End of Period	$211.26	$183.25	$231.36	$186.45	$156.83	$122.20
Total Return	16.19%	-19.50%	25.75%	21.03%	30.84%	-5.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51,185	$44,101	$52,780	$44,296	$26,431	$20,262
Ratio of Total Expenses to Average Net Assets	0.01%[3]	0.01%[3]	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.57%	1.33%	1.76%	1.91%	1.99%
Portfolio Turnover Rate[4]	1%	3%	4%	8%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
69

Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Montgomery Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization will be accomplished by a tax-free exchange and is anticipated to be completed before the end of the year.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
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Total Stock Market Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
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Total Stock Market Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
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Total Stock Market Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $44,940,000, representing less than 0.01% of the fund’s net assets and 17.97% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
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Total Stock Market Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,348,471,984	12,199	4,456	1,348,488,639
Preferred Stock	37	—	—	37
Temporary Cash Investments	6,846,867	—	—	6,846,867
Total	1,355,318,888	12,199	4,456	1,355,335,543

Derivative Financial Instruments
Assets
Futures Contracts[1]	35,645	—	—	35,645
Swap Contracts	—	9,809	—	9,809
Total	35,645	9,809	—	45,454
Liabilities
Swap Contracts	—	4,088	—	4,088
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	687,532,069
Gross Unrealized Appreciation	722,139,787
Gross Unrealized Depreciation	(54,294,947)
Net Unrealized Appreciation (Depreciation)	667,844,840
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $23,659,027,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
74

Total Stock Market Index Fund
F.  During the six months ended June 30, 2023, the fund purchased $49,890,750,000 of investment securities and sold $22,750,006,000 of investment securities, other than temporary cash investments. Purchases and sales include $13,163,009,000 and $11,874,774,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $1,532,390,000 and sales were $442,320,000, resulting in net realized loss of $74,345,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	191,144	1,933	3,914,517	36,574
Issued in Lieu of Cash Distributions	141,790	1,416	284,794	2,978
Redeemed	(939,311)	(9,269)	(108,499,597)	(981,740)
Net Increase (Decrease)—Investor Shares	(606,377)	(5,920)	(104,300,286)	(942,188)
ETF Shares
Issued	17,930,607	87,200	50,798,717	249,707
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,694,923)	(47,000)	(24,846,579)	(123,100)
Net Increase (Decrease)—ETF Shares	8,235,684	40,200	25,952,138	126,607
Admiral Shares
Issued	13,005,639	131,033	31,898,755	317,329
Issued in Lieu of Cash Distributions	1,915,887	19,129	3,762,619	39,309
Redeemed	(14,613,212)	(146,876)	(31,561,798)	(315,336)
Net Increase (Decrease)—Admiral Shares	308,314	3,286	4,099,576	41,302
Institutional Shares
Issued	3,356,089	33,836	9,249,702	92,024
Issued in Lieu of Cash Distributions	453,182	4,525	903,770	9,433
Redeemed	(4,202,195)	(42,027)	(165,458,043)	(1,504,789)
Net Increase (Decrease)—Institutional Shares	(392,924)	(3,666)	(155,304,571)	(1,403,332)
Institutional Plus Shares
Issued	24,504,524	133,889	320,489,415	1,582,401
Issued in Lieu of Cash Distributions	4,167,818	22,180	7,850,659	43,753
Redeemed	(16,738,060)	(88,393)	(32,636,567)	(176,178)
Net Increase (Decrease)—Institutional Plus Shares	11,934,282	67,676	295,703,507	1,449,976
75

Total Stock Market Index Fund
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Select Shares
Issued	2,795,341	14,271	6,711,633	34,640
Issued in Lieu of Cash Distributions	372,794	1,892	713,492	3,786
Redeemed	(2,863,320)	(14,531)	(5,201,560)	(25,901)
Net Increase (Decrease)—Institutional Select Shares	304,815	1,632	2,223,565	12,525
H.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2023 Market Value ($000)
1895 Bancorp of Wisconsin Inc.	NA1	74	25	(12)	(840)	—	—	2,480
Franklin Financial Services Corp.	NA1	6,573	—	—	(98)	—	—	6,475
Vanguard Market Liquidity Fund	10,588,790	NA2	NA2	958	(1,616)	158,554	—	6,846,867
Total	10,588,790	6,647	25	946	(2,554)	158,554	—	6,855,822
1	Not applicable—at December 31, 2022, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
76

Total Stock Market Index Fund
J.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
77

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
78

The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
79

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total Stock Market Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q852 082023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 17, 2023

VANGUARD INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.